UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

650 8th Street, Des Moines, IA 50309
(Address of principal executive offices)

Principal Management Corporation, 650 8th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2013
Date of reporting period:	July 31, 2013

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held		Value(000	's)
Semiconductors - 0.00%					BONDS (continued)	Principal Amount (000's)	Value	(000	's)
Tower Semiconductor Ltd - Warrants (a),(b),(c)	345,803		$—		Automobile Asset Backed Securities (continued)
					AmeriCredit Automobile Receivables Trust
TOTAL COMMON STOCKS			$—		2012-2
PREFERRED STOCKS - 0.35%	Shares Held	Value	(000	's)	0.76%, 10/08/2015	$1,980		$1,981
					AmeriCredit Automobile Receivables Trust
Banks- 0.35%					2012-3
Ally Financial Inc (d)	1,250		1,238		0.71%, 12/08/2015(e)	2,065		2,066
BB&T Corp	80,000		1,801		AmeriCredit Automobile Receivables Trust
Goldman Sachs Group Inc/The	215,000		5,100		2013-1
			$8,139		0.49%, 06/08/2016	3,150		3,148
TOTAL PREFERRED STOCKS			$8,139		ARI Fleet Lease Trust 2012-B
	Principal				0.49%, 01/15/2021(d),(e)	4,920		4,911
BONDS- 57.51%	Amount (000's)	Value	(000	's)	Capital Auto Receivables Asset Trust 2013-1
Advertising - 0.07%					0.62%, 07/20/2016	2,000		1,997
Interpublic Group of Cos Inc/The					0.79%, 06/20/2017	4,500		4,488
4.00%, 03/15/2022	$1,055		$1,025		CarMax Auto Owner Trust 2012-2
					0.64%, 05/15/2015(e)	3,968		3,969
6.25%, 11/15/2014	585		618
			$1,643		CarMax Auto Owner Trust 2013-1
					0.42%, 03/15/2016	6,000		5,995
Aerospace & Defense - 0.16%					Carmax Auto Owner Trust 2013-2
Air 2 US					0.42%, 06/15/2016(e)	6,960		6,954
8.03%, 10/01/2020(c),(d)	427		448		Mercedes-Benz Auto Lease Trust 2012-A
8.63%, 10/01/2020(d)	458		457		0.66%, 04/15/2014(e)	216		216
Northrop Grumman Corp					Nissan Auto Lease Trust
3.25%, 08/01/2023	1,565		1,505		0.35%, 07/15/2014(e)	1,086		1,085
4.75%, 06/01/2043	1,505		1,455		Nissan Auto Receivables 2013-A Owner
			$3,865		Trust
					0.37%, 09/15/2015	4,375		4,373
Agriculture - 0.51%					Santander Drive Auto Receivables Trust 2010-1
Altria Group Inc
2.85%, 08/09/2022	2,930		2,704		1.48%, 05/15/2017(d)	2,775		2,783
4.25%, 08/09/2042	55		47		Santander Drive Auto Receivables Trust 2012-1
4.50%, 05/02/2043	2,670		2,368
Japan Tobacco Inc					1.25%, 04/15/2015	1,362		1,363
2.10%, 07/23/2018(d)	2,230		2,230
					Santander Drive Auto Receivables Trust 2012-2
Philip Morris International Inc
2.50%, 05/16/2016	1,025		1,069		0.91%, 05/15/2015(e)	960		960
4.13%, 03/04/2043	3,300		2,971		Santander Drive Auto Receivables Trust 2012-4
6.38%, 05/16/2038	30		37
Southern States Cooperative Inc					0.79%, 08/17/2015	2,496		2,497
11.25%, 05/15/2015(d)	485		513
					Santander Drive Auto Receivables Trust 2013-1
			$11,939
Airlines - 0.17%					0.48%, 02/16/2016	5,256		5,255
American Airlines 2013-2 Class A Pass								$64,309
Through Trust					Automobile Floor Plan Asset Backed Securities - 2.40%
4.95%, 01/15/2023(d)	2,315		2,327
					Ally Master Owner Trust
US Airways 2001-1G Pass Through Trust					0.82%, 05/15/2016(e)	9,900		9,914
7.08%, 09/20/2022(c)	344		364		0.99%, 09/15/2016(e)	3,500		3,520
US Airways 2013-1 Class A Pass Through					1.06%, 01/15/2016(e)	5,770		5,784
Trust					BMW Floorplan Master Owner Trust
3.95%, 11/15/2025(c)	1,445		1,380		0.59%, 09/15/2017(d),(e)	20,262		20,202
			$4,071		Ford Credit Floorplan Master Owner Trust A
Apparel - 0.00%					0.79%, 09/15/2015(e)	2,250		2,251
Quiksilver Inc / QS Wholesale inc					0.89%, 09/15/2015(e)	1,770		1,771
7.88%, 08/01/2018(d)	45		47		GE Dealer Floorplan Master Note Trust
10.00%, 08/01/2020(d)	45		47		0.79%, 07/20/2016(e)	10,000		10,034
			$94		Nissan Master Owner Trust Receivables
					0.66%, 05/15/2017(e)	3,000		2,996
Automobile Asset Backed Securities - 2.74%								$56,472
Ally Auto Receivables Trust 2010-5
1.11%, 01/15/2015(e)	391		391		Automobile Manufacturers - 1.22%
Ally Auto Receivables Trust 2011-5					Chrysler Group LLC / CG Co-Issuer Inc
0.99%, 11/16/2015(e)	4,406		4,415		8.00%, 06/15/2019	695		758
AmeriCredit Automobile Receivables Trust					Daimler Finance North America LLC
2004-D-F					1.25%, 01/11/2016(d)	6,545		6,529
0.51%, 01/08/2016	2,677		2,675		1.30%, 07/31/2015(d)	3,205		3,220
AmeriCredit Automobile Receivables Trust					1.45%, 08/01/2016(d),(f)	2,005		2,006
2012-1					2.38%, 08/01/2018(d),(f)	6,675		6,661
0.91%, 10/08/2015(e)	2,785		2,787		Ford Motor Co
					4.75%, 01/15/2043	1,680		1,523

See accompanying notes

     Schedule of Investments

Bond & Mortgage Securities Fund

July 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Automobile Manufacturers (continued)					Banks (continued)
Ford Motor Co (continued)					Goldman Sachs Group Inc/The
7.40%, 11/01/2046	$1,130		$1,379		1.46%, 04/30/2018(e)	$2,640		$2,640
Jaguar Land Rover Automotive PLC					1.60%, 11/23/2015	1,770		1,782
5.63%, 02/01/2023(d)	200		196		2.38%, 01/22/2018	1,215		1,200
7.75%, 05/15/2018(d)	150		164		2.90%, 07/19/2018	2,545		2,550
8.13%, 05/15/2021(d)	240		266		3.63%, 02/07/2016	3,220		3,378
Navistar International Corp					5.75%, 01/24/2022	2,175		2,421
8.25%, 11/01/2021	1,025		1,048		6.45%, 05/01/2036	1,195		1,233
Volkswagen International Finance NV					6.75%, 10/01/2037	1,725		1,815
1.15%, 11/20/2015(d)	2,925		2,938		HBOS Capital Funding LP
1.60%, 11/20/2017(d)	1,930		1,895		6.07%, 06/29/2049(d),(e)	420		403
			$28,583		Huntington Bancshares Inc/OH
					2.60%, 08/02/2018(f)	2,025		2,026
Automobile Parts & Equipment - 0.13%					ING Bank NV
Continental Rubber of America Corp					2.00%, 09/25/2015(d)	4,680		4,733
4.50%, 09/15/2019(d)	160		163
					Intesa Sanpaolo SpA
Dana Holding Corp
5.38%,09/15/2021(f)	195		195		3.13%, 01/15/2016	9,115		9,036
6.00%, 09/15/2023(f)	395		396		JP Morgan Chase & Co
					1.17%, 01/25/2018(e)	2,250		2,254
Gajah Tunggal Tbk PT					3.20%, 01/25/2023	8,730		8,261
7.75%, 02/06/2018(d)	1,650		1,658		5.15%, 05/29/2049(e)	11,495		10,662
Gestamp Funding Luxembourg SA					6.00%, 07/01/2049(e)	14,150		13,920
5.63%, 05/31/2020(d)	200		194
					LBG Capital No.1 PLC
Schaeffler Holding Finance BV					8.00%, 12/29/2049(d),(e)	940		952
6.88%, PIK 7.63%, 08/15/2018(d),(g)	350		357
					Morgan Stanley
			$2,963		1.55%, 04/25/2018(e)	7,875		7,822
Banks- 7.70%					1.75%, 02/25/2016	2,600		2,597
Ally Financial Inc					2.13%, 04/25/2018	1,860		1,801
4.50%, 02/11/2014	200		202		3.75%, 02/25/2023	4,010		3,856
5.50%, 02/15/2017	650		687		4.10%, 05/22/2023	2,385		2,239
Associated Banc-Corp					4.88%, 11/01/2022	1,230		1,233
5.13%, 03/28/2016	5,055		5,435		5.50%, 07/24/2020	3,250		3,565
Banco de Credito e Inversiones					6.38%, 07/24/2042	1,420		1,634
4.00%, 02/11/2023(d)	2,100		1,924		PNC Bank NA
Banco do Brasil SA/Cayman					3.80%, 07/25/2023	2,780		2,745
3.88%, 10/10/2022	1,090		962		PNC Financial Services Group Inc/The
Banco Santander Mexico SA Institucion de					4.85%, 12/29/2049	2,615		2,380
Banca Multiple Grupo Financiero Santander					6.75%, 07/29/2049(e)	2,050		2,183
4.13%, 11/09/2022(d)	1,100		1,022		RBS Capital Trust III
Bancolombia SA					5.51%, 09/29/2049	2,231		1,835
5.95%, 06/03/2021	835		871		Regions Bank/Birmingham AL
Bank of America Corp					6.45%, 06/26/2037	1,055		1,107
2.00%, 01/11/2018	5,735		5,610		Regions Financial Corp
4.10%, 07/24/2023	6,200		6,203		5.75%, 06/15/2015	1,070		1,149
Bank of America NA					Royal Bank of Scotland Group PLC
6.00%, 10/15/2036	2,000		2,265		6.10%, 06/10/2023	6,260		6,003
Bank of New York Mellon Corp/The					6.13%, 12/15/2022	2,945		2,846
4.50%, 12/31/2049(e)	1,375		1,280		Russian Agricultural Bank OJSC Via RSHB
BBVA Banco Continental SA					Capital SA
5.00%, 08/26/2022(d)	1,100		1,078		5.10%, 07/25/2018(d)	1,300		1,304
BBVA Bancomer SA/Texas					Santander US Debt SAU
6.75%, 09/30/2022(d)	3,430		3,644		2.99%, 10/07/2013(d)	3,200		3,211
BBVA US Senior SAU					Sberbank of Russia Via SB Capital SA
4.66%, 10/09/2015	4,465		4,609		6.13%, 02/07/2022(d)	450		478
BPCE SA					State Street Corp
2.38%, 10/04/2013(d)	5,520		5,536		3.10%, 05/15/2023	2,925		2,738
Capital One Financial Corp					Sumitomo Mitsui Banking Corp
1.00%, 11/06/2015	1,420		1,410		1.45%, 07/19/2016	1,105		1,110
CIT Group Inc					2.50%, 07/19/2018	965		970
4.75%, 02/15/2015(d)	300		310		UBS AG/Stamford CT
5.00%, 08/15/2022	105		104		7.63%, 08/17/2022	1,200		1,335
Citigroup Inc					VTB Bank OJSC Via VTB Capital SA
1.70%, 07/25/2016	3,055		3,055		6.88%, 05/29/2018	800		858
5.13%, 05/05/2014	10		10		Wells Fargo & Co
City National Corp/CA					7.98%,03/29/2049 (e)	2,800		3,143
5.25%, 09/15/2020	3,100		3,339		Zions Bancorporation
Cooperatieve Centrale Raiffeisen-					6.00%, 09/15/2015	17		18
Boerenleenbank BA/Netherlands								$180,994
11.00%, 12/29/2049(d),(e)	1,560		2,012

See accompanying notes

     Schedule of Investments

 Bond & Mortgage Securities Fund

July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Beverages - 1.45%				Chemicals (continued)
Ajecorp BV				Phosagro OAO via Phosagro Bond Funding
6.50%, 05/14/2022	$2,500	$2,556		Ltd
Anadolu Efes Biracilik Ve Malt Sanayii AS				4.20%, 02/13/2018(d)	$1,190		$1,154
3.38%, 11/01/2022(d)	1,450	1,240		Taminco Global Chemical Corp
Anheuser-Busch InBev Worldwide Inc				9.75%, 03/31/2020(d)	2,030		2,289
1.38%, 07/15/2017	1,345	1,334					$12,332
2.50%, 07/15/2022	4,585	4,302
5.38%, 01/15/2020	106	122		Coal- 0.01%
Constellation Brands Inc				Consol Energy Inc
3.75%, 05/01/2021	515	481		8.00%, 04/01/2017	50		53
4.25%, 05/01/2023	580	547		DTEK Finance BV
Corp Lindley SA				9.50%, 04/28/2015	100		103
4.63%, 04/12/2023(d)	325	309					$156
6.75%, 11/23/2021(d)	700	770		Commercial Services - 0.16%
6.75%, 11/23/2021	1,440	1,584		BakerCorp International Inc
Pernod-Ricard SA				8.25%, 06/01/2019	450		453
4.45%, 01/15/2022(d)	5,440	5,644		DP World Ltd
5.75%, 04/07/2021(d)	5,270	5,939		6.85%, 07/02/2037	500		510
SABMiller Holdings Inc				ERAC USA Finance LLC
2.45%, 01/15/2017(d)	5,543	5,683		2.75%, 03/15/2017(d)	1,015		1,035
3.75%, 01/15/2022(d)	3,525	3,591		2.80%, 11/01/2018(d)	930		931
		$34,102		3.30%, 10/15/2022(d)	345		325
Biotechnology - 0.52%				Igloo Holdings Corp
				8.25%, PIK 9.00%, 12/15/2017(d),(g)	385		385
Amgen Inc
5.15%, 11/15/2041	760	754		United Rentals North America Inc
5.38%, 05/15/2043	2,330	2,386		5.75%, 07/15/2018	100		107
Celgene Corp							$3,746
1.90%, 08/15/2017	1,195	1,197		Computers - 0.59%
3.25%, 08/15/2022	1,370	1,312		Affiliated Computer Services Inc
Genzyme Corp				5.20%, 06/01/2015	1,850		1,965
5.00%, 06/15/2020	810	907		Apple Inc
Gilead Sciences Inc				1.00%, 05/03/2018	335		322
3.05%, 12/01/2016	840	891		3.85%, 05/04/2043	3,655		3,178
4.40%, 12/01/2021	4,555	4,876		Hewlett-Packard Co
		$12,323		3.00%, 09/15/2016	425		439
Building Materials - 0.20%				3.30%, 12/09/2016	975		1,019
Boise Cascade Co				NCR Corp
6.38%, 11/01/2020	310	320		4.63%, 02/15/2021	755		734
Cemex Espana Luxembourg				Seagate HDD Cayman
9.25%, 05/12/2020(e)	650	710		4.75%, 06/01/2023(d)	775		740
CRH America Inc				6.88%, 05/01/2020	3,700		4,015
4.13%, 01/15/2016	1,630	1,716		Spansion LLC
8.13%, 07/15/2018	1,065	1,291		7.88%, 11/15/2017	1,395		1,437
Owens Corning							$13,849
4.20%, 12/15/2022	620	606		Consumer Products - 0.17%
		$4,643		Reynolds Group Issuer Inc / Reynolds Group
Chemicals - 0.52%				Issuer LLC / Reynolds Group Issuer
Axiall Corp				(Luxembourg) S.A.
4.88%, 05/15/2023(d)	140	133		5.75%, 10/15/2020	345		351
Cornerstone Chemical Co				7.13%, 04/15/2019	1,550		1,655
9.38%, 03/15/2018(d)	275	289		7.88%, 08/15/2019	260		286
9.38%, 03/15/2018	195	205		9.00%, 04/15/2019	400		416
Dow Chemical Co/The				9.88%, 08/15/2019	618		667
7.38%, 11/01/2029	895	1,140		Sun Products Corp/The
				7.75%, 03/15/2021(d)	595		607
Eagle Spinco Inc
4.63%, 02/15/2021(d)	670	643					$3,982
INEOS Group Holdings SA				Credit Card Asset Backed Securities - 0.94%
6.13%, 08/15/2018(d)	200	195		Citibank Omni Master Trust
LYB International Finance BV				2.94%, 08/15/2018(d),(e)	20,190		20,693
4.00%, 07/15/2023	2,385	2,367		Dryrock Issuance Trust
5.25%, 07/15/2043	1,575	1,581		0.34%, 08/15/2017(c),(e)	1,350		1,347
Mexichem SAB de CV							$22,040
4.88%, 09/19/2022(d)	1,000	985
4.88%, 09/19/2022	1,000	986		Distribution & Wholesale - 0.28%
NOVA Chemicals Corp				Glencore Funding LLC
5.25%, 08/01/2023(d)	365	365		1.70%, 05/27/2016(d)	4,365		4,265
				HD Supply Inc
				7.50%, 07/15/2020(d)	645		684

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Distribution & Wholesale (continued)					Electric (continued)
HD Supply Inc (continued)					Duke Energy Progress Inc
11.00%, 04/15/2020	$285		$343		2.80%, 05/15/2022	$3,665		$3,550
10.50%, 01/15/2021	1,360		1,401		Dynegy Inc
			$6,693		5.88%, 06/01/2023(d)	600		570
					Edison International
Diversified Financial Services - 2.22%					3.75%, 09/15/2017	1,420		1,501
Aircastle Ltd					Elwood Energy LLC
7.63%, 04/15/2020	240		268		8.16%, 07/05/2026	728		770
9.75%, 08/01/2018	980		1,088		Energy Future Intermediate Holding Co LLC /
American Express Co					EFIH Finance Inc
0.86%, 05/22/2018(e)	1,650		1,649		12.25%, 03/01/2022(d),(e)	1,250		1,391
Compiler Finance Sub Inc					Florida Power & Light Co
7.00%, 05/01/2021(d)	490		490
					4.05%, 06/01/2042	1,600		1,513
Countrywide Financial Corp					4.13%, 02/01/2042	755		717
6.25%, 05/15/2016	1,595		1,752		Indiantown Cogeneration LP
Credit Acceptance Corp					9.77%, 12/15/2020	345		368
9.13%, 02/01/2017	1,635		1,745		Mirant Mid Atlantic Pass Through Trust C
DTEK Finance PLC					10.06%, 12/30/2028	2,762		2,978
7.88%, 04/04/2018(d)	900		870
					Northern States Power Co/MN
Ford Motor Credit Co LLC					3.40%, 08/15/2042	265		224
1.70%, 05/09/2016	2,350		2,328		NRG Energy Inc
5.88%, 08/02/2021	4,760		5,278		8.25%, 09/01/2020	820		910
8.00%, 12/15/2016	2,315		2,716		Oncor Electric Delivery Co LLC
General Electric Capital Corp					5.25%, 09/30/2040	950		1,009
5.25%, 06/29/2049(e)	8,940		8,471
6.25%, 12/15/2049(e)	9,000		9,360		Pacific Gas & Electric Co
					4.45%, 04/15/2042	645		626
General Motors Financial Co Inc
2.75%, 05/15/2016 (d)	60		60		PacifiCorp
3.25%, 05/15/2018(d)	860		841		3.85%, 06/15/2021	1,137		1,201
					4.10%, 02/01/2042	735		684
Icahn Enterprises LP / Icahn Enterprises					Perusahaan Listrik Negara PT
Finance Corp					5.50%, 11/22/2021(d)	650		643
8.00%, 01/15/2018	1,465		1,547		PPL Electric Utilities Corp
International Lease Finance Corp					3.00%, 09/15/2021	465		465
2.22%, 06/15/2016(e)	30		30
					4.75%, 07/15/2043	790		826
5.65%, 06/01/2014	200		205		PPL WEM Holdings PLC
6.25%, 05/15/2019	955		1,007		3.90%, 05/01/2016(d)	2,370		2,493
8.62%, 09/15/2015(e)	970		1,074
					Public Service Co of Colorado
John Deere Capital Corp					4.75%, 08/15/2041	1,400		1,470
0.88%, 04/17/2015	640		643		Public Service Electric & Gas Co
Merrill Lynch & Co Inc					3.65%, 09/01/2042	365		321
6.88%, 04/25/2018	4,630		5,434		Puget Energy Inc
MPH Intermediate Holding Co 2					5.63%, 07/15/2022	800		862
8.38%, PIK 9.13%, 08/01/2018(d),(g)	1,140		1,164
					San Diego Gas & Electric Co
National Rural Utilities Cooperative Finance					4.30%, 04/01/2042	230		228
Corp					Southern California Edison Co
4.75%, 04/30/2043(e)	855		825
					3.90%, 12/01/2041	390		363
SquareTwo Financial Corp					4.05%, 03/15/2042	1,610		1,515
11.63%, 04/01/2017	1,130		1,164		Virginia Electric and Power Co
Vesey Street Investment Trust I					4.00%, 01/15/2043	445		420
4.40%, 09/01/2016(e)	2,000		2,137
			$52,146					$39,841
					Electronics - 0.06%
Electric - 1.69%					Rexel SA
Abu Dhabi National Energy Co					5.25%, 06/15/2020(d)	300		298
3.63%, 01/12/2023(d)	200		185
					Viasystems Inc
Alabama Power Co					7.88%, 05/01/2019(d)	1,125		1,204
3.85%, 12/01/2042	850		756					$1,502
Baltimore Gas & Electric Co
2.80%, 08/15/2022	1,815		1,732		Engineering & Construction - 0.10%
3.35%, 07/01/2023	2,160		2,131		Aguila 3 SA
CMS Energy Corp					7.88%, 01/31/2018(c),(d),(f)	390		401
4.70%, 03/31/2043	910		851		Odebrecht Finance Ltd
5.05%, 03/15/2022	1,755		1,912		5.13%, 06/26/2022(d)	900		877
Commonwealth Edison Co					Odebrecht Offshore Drilling Finance Ltd
3.80%, 10/01/2042	790		706		6.75%, 10/01/2022(d),(f)	600		599
DTE Energy Co					Weekley Homes LLC / Weekley Finance
6.38%, 04/15/2033	1,605		1,883		Corp
Duke Energy Carolinas LLC					6.00%, 02/01/2023(d)	385		385
4.00%, 09/30/2042	2,250		2,067					$2,262

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Entertainment - 0.39%				Gas- 0.22%
CCM Merger Inc				Nakilat Inc
9.13%, 05/01/2019(d)	$2,330	$2,470		6.07%, 12/31/2033	$200		$215
Choctaw Resort Development Enterprise				Sempra Energy
7.25%, 11/15/2019(d)	815	799		2.88%, 10/01/2022	5,255		4,908
Cinemark USA Inc							$5,123
4.88%, 06/01/2023(d)	660	624
Lions Gate Entertainment Inc				Healthcare - Products - 0.18%
10.25%, 11/01/2016(d)	1,115	1,195		Covidien International Finance SA
Peninsula Gaming LLC / Peninsula Gaming				2.95%, 06/15/2023	2,745		2,615
Corp				Kinetic Concepts Inc / KCI USA Inc
8.38%, 02/15/2018(d)	730	790		10.50%, 11/01/2018	195		214
Regal Cinemas Corp				Universal Hospital Services Inc
8.63%, 07/15/2019	350	380		7.63%, 08/15/2020	1,350		1,428
Regal Entertainment Group							$4,257
5.75%, 02/01/2025	370	355		Healthcare - Services - 0.36%
9.13%, 08/15/2018	581	642		Centene Corp
WMG Acquisition Corp				5.75%, 06/01/2017	805		850
6.00%, 01/15/2021(d)	291	304		Envision Healthcare Holdings Inc
11.50%, 10/01/2018	750	868		9.25%, PIK 10.00%, 10/01/2017(d),(g)	1,105		1,128
WMG Holdings Corp				Fresenius Medical Care US Finance II Inc
13.75%, 10/01/2019	685	812		5.88%, 01/31/2022(d)	485		512
		$9,239		Fresenius Medical Care US Finance Inc
				6.50%, 09/15/2018(d)	330		364
Environmental Control - 0.12%
Republic Services Inc				HCA Holdings Inc
3.80%, 05/15/2018	1,215	1,290		6.25%, 02/15/2021	115		119
Waste Management Inc				HCA Inc
7.75%, 05/15/2032	1,200	1,584		4.75%, 05/01/2023	765		738
		$2,874		7.25%, 09/15/2020	895		979
				8.50%, 04/15/2019	1,660		1,797
Food- 0.78%				HealthSouth Corp
Alicorp SAA				7.25%, 10/01/2018	100		108
3.88%, 03/20/2023(d)	1,350	1,242		MultiPlan Inc
ConAgra Foods Inc				9.88%, 09/01/2018(d)	875		969
1.30%, 01/25/2016	375	376		Radnet Management Inc
4.65%, 01/25/2043	580	554		10.38%, 04/01/2018	795		846
Cosan Luxembourg SA							$8,410
5.00%, 03/14/2023(d)	900	844
Ingles Markets Inc				Holding Companies - Diversified - 0.15%
5.75%, 06/15/2023(d)	805	803		Alphabet Holding Co Inc
Kraft Foods Group Inc				7.75%, 11/01/2017	350		361
1.63%, 06/04/2015	590	600		EADS Finance BV
				2.70%, 04/17/2023(d)	2,015		1,857
5.00%, 06/04/2042	815	824
				Tenedora Nemak SA de CV
6.13%, 08/23/2018	3,110	3,661		5.50%, 02/28/2023 (d)	1,300		1,284
6.50%, 02/09/2040	1,450	1,752
Kroger Co/The							$3,502
3.85%, 08/01/2023	1,380	1,370		Home Builders - 0.22%
5.15%, 08/01/2043	635	636		Ashton Woods USA LLC / Ashton Woods
Mondelez International Inc				Finance Co
6.13%, 02/01/2018	1,925	2,241		6.88%, 02/15/2021(d)	370		376
6.50%, 11/01/2031	2,135	2,534		Beazer Homes USA Inc
Pinnacle Foods Finance LLC / Pinnacle Foods				7.25%, 02/01/2023(d)	190		196
Finance Corp				Brookfield Residential Properties Inc /
4.88%, 05/01/2021(d)	295	277		Brookfield Residential US Corp
Sun Merger Sub Inc				6.13%, 07/01/2022(d)	865		884
5.25%, 08/01/2018(d)	250	251		Lennar Corp
5.88%, 08/01/2021(d)	395	396		4.13%, 12/01/2018(d)	840		811
		$18,361		4.75%, 11/15/2022(d)	1,380		1,325
Forest Products & Paper - 0.38%				MDC Holdings Inc
Georgia-Pacific LLC				6.00%, 01/15/2043	1,070		963
3.73%, 07/15/2023(d)	6,650	6,530		Woodside Homes Co LLC / Woodside Homes
Resolute Forest Products Inc				Finance Inc
5.88%, 05/15/2023(d)	580	522		6.75%, 12/15/2021(d),(f)	550		555
Sappi Papier Holding GmbH							$5,110
7.50%, 06/15/2032(d)	905	715		Home Equity Asset Backed Securities - 0.07%
8.38%, 06/15/2019(d)	665	703		First NLC Trust 2005-1
Verso Paper Holdings LLC / Verso Paper Inc				0.69%, 05/25/2035(e)	378		220
11.75%, 01/15/2019	555	572
		$9,042

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Home Equity Asset Backed Securities (continued)					Iron & Steel (continued)
JP Morgan Mortgage Acquisition Trust 2006-					Commercial Metals Co
CW2					4.88%, 05/15/2023	$360		$335
0.34%, 08/25/2036(e)	$1,172		$971		Evraz Group SA
New Century Home Equity Loan Trust Series					6.50%, 04/22/2020(d)	1,400		1,267
2005-1					Metalloinvest Finance Ltd
0.48%, 03/25/2035(e)	85		83		5.63%, 04/17/2020(d)	800		748
Saxon Asset Securities Trust 2004-1					Samarco Mineracao SA
1.89%, 03/25/2035(e)	282		150		4.13%, 11/01/2022(d)	2,000		1,760
Specialty Underwriting & Residential Finance								$7,669
Trust Series 2004-BC1
0.96%, 02/25/2035(e)	303		283		Lodging - 0.22%
			$1,707		MGM Resorts International
					6.63%, 12/15/2021	365		385
Home Furnishings - 0.06%					8.63%, 02/01/2019	375		434
Arcelik AS					10.00%, 11/01/2016	1,280		1,530
5.00%, 04/03/2023(d)	1,700		1,505		Wyndham Worldwide Corp
					2.50%, 03/01/2018	2,920		2,890

Insurance - 1.36%								$5,239
American International Group Inc					Machinery - Construction & Mining - 0.05%
3.80%, 03/22/2017	3,135		3,324		Ferreycorp SAA
4.88%, 06/01/2022	1,605		1,745		4.88%, 04/26/2020(d)	1,150		1,084
CNO Financial Group Inc
6.38%, 10/01/2020(d)	265		282
Fidelity & Guaranty Life Holdings Inc					Machinery - Diversified - 0.01%
6.38%, 04/01/2021(d)	380		386		CNH America LLC
ING US Inc					7.25%, 01/15/2016	150		164
2.90%, 02/15/2018(d)	3,800		3,790
5.50%, 07/15/2022(d)	3,280		3,541		Media- 2.40%
5.65%, 05/15/2053(d),(e)	3,755		3,530		Cablevision Systems Corp
5.70%, 07/15/2043(d)	1,190		1,189		8.00%, 04/15/2020	990		1,119
Liberty Mutual Group Inc					CBS Corp
4.25%, 06/15/2023(d)	1,720		1,687		3.38%, 03/01/2022	855		825
5.00%, 06/01/2021(d)	2,500		2,642		4.85%, 07/01/2042	1,420		1,315
7.00%, 03/15/2037(d),(e)	1,260		1,301		5.75%, 04/15/2020	1,640		1,854
MetLife Capital Trust IV					7.88%, 07/30/2030	60		76
7.88%, 12/15/2067(d)	3,200		3,776		Comcast Corp
Metropolitan Life Global Funding I					4.25%, 01/15/2033	1,120		1,079
1.88%, 06/22/2018(d)	1,350		1,330		5.65%, 06/15/2035	1,675		1,848
Prudential Financial Inc					6.40%, 05/15/2038	305		364
5.63%, 06/15/2043(e)	2,660		2,580		CSC Holdings LLC
Travelers Cos Inc/The					6.75%, 11/15/2021	280		307
4.60%, 08/01/2043(f)	465		470		Cumulus Media Holdings Inc
XL Group PLC					7.75%, 05/01/2019	780		794
6.50%, 12/31/2049(e)	470		462		DIRECTV Holdings LLC / DIRECTV
			$32,035		Financing Co Inc
					2.40%, 03/15/2017	2,040		2,056
Internet - 0.19%					3.80%, 03/15/2022	3,535		3,398
Baidu Inc
3.25%, 08/06/2018(f)	1,950		1,953		5.15%, 03/15/2042	1,685		1,521
					6.00%, 08/15/2040	790		780
Equinix Inc					Discovery Communications LLC
4.88%, 04/01/2020	230		228
5.38%, 04/01/2023	730		724		4.88%, 04/01/2043	980		934
					DISH DBS Corp
Zayo Group LLC / Zayo Capital Inc					4.25%, 04/01/2018(d)	785		771
8.13%, 01/01/2020	400		440
10.13%, 07/01/2020	995		1,137		5.00%, 03/15/2023	265		248
					5.88%, 07/15/2022	950		948
			$4,482		6.75%, 06/01/2021	1,605		1,701
Investment Companies - 0.01%					7.88%, 09/01/2019	1,517		1,726
IPIC GMTN Ltd					Globo Comunicacao e Participacoes SA
5.00%, 11/15/2020(d)	250		268		4.88%, 04/11/2022(d)	800		790
					NBCUniversal Enterprise Inc
					0.95%, 04/15/2018(d),(e)	1,430		1,442
Iron & Steel - 0.33%					1.66%, 04/15/2018(d)	8,795		8,674
AK Steel Corp					NBCUniversal Media LLC
8.38%, 04/01/2022	1,140		969		2.88%, 01/15/2023	2,455		2,334
ArcelorMittal					4.45%, 01/15/2043	1,946		1,820
7.50%, 10/15/2039	2,355		2,219		5.15%, 04/30/2020	2,260		2,579
Bluescope Steel Ltd / Bluescope Steel					6.40%, 04/30/2040	800		952
Finance					News America Inc
7.13%, 05/01/2018(d)	360		371
					3.00%, 09/15/2022	2,645		2,494

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Media (continued)					Miscellaneous Manufacturing (continued)
Nielsen Finance LLC / Nielsen Finance Co					Tyco Electronics Group SA	(continued)
11.63%, 02/01/2014	$165		$173		3.50%, 02/03/2022		$3,695		$3,578
Time Warner Cable Inc					7.13%, 10/01/2037		105		125
4.50%, 09/15/2042	1,040		802						$8,804
5.88%, 11/15/2040	1,300		1,155
Time Warner Inc					Mortgage Backed Securities - 7.27%
6.25%, 03/29/2041	440		496		Adjustable Rate Mortgage Trust 2004-2
					1.33%, 02/25/2035(e)		124		122
7.63%, 04/15/2031	1,050		1,351
Unitymedia Hessen GmbH & Co KG /					Banc of America Commercial Mortgage Trust
Unitymedia NRW GmbH					2006-3
5.50%, 01/15/2023(d)	500		486		5.89%, 07/10/2044		605		672
Univision Communications Inc					Banc of America Commercial Mortgage Trust
6.88%, 05/15/2019(d)	265		283		2007-3
8.50%, 05/15/2021(d)	1,355		1,491		0.47%, 06/10/2049(d),(e)		1,000		926
Viacom Inc					BB-UBS Trust
					2.89%, 06/05/2030(d),(e)		2,100		1,975
4.38%, 03/15/2043	4,246		3,643

WideOpenWest Finance LLC /					BCRR Trust 2009-1
WideOpenWest Capital Corp					5.86%, 07/17/2040(d)		1,945		2,159
13.38%, 10/15/2019	1,620		1,867		CD 2006-CD3 Mortgage Trust
			$56,496		5.62%, 10/15/2048		2,440		2,692
					CHL Mortgage Pass-Through Trust 2005-6
Mining - 1.04%					5.00%, 04/25/2035		203		201
Barrick Gold Corp					Citigroup Commercial Mortgage Trust 2006-C5
2.50%, 05/01/2018(d)	2,780		2,580
3.85%, 04/01/2022	655		559		0.54%, 10/15/2049(e)		41,719		70
4.10%, 05/01/2023(d)	2,000		1,701		COMM 2006-C7 Mortgage Trust
FMG Resources August 2006 Pty Ltd					5.75%, 06/10/2046(e)		1,941		2,137
6.88%, 02/01/2018(d)	495		505		COMM 2010-RR1 Mortgage Trust
7.00%, 11/01/2015(d)	100		102		5.54%, 12/11/2049(d),(e)		900		981
8.25%, 11/01/2019(d)	730		770		COMM 2013-CCRE6 Mortgage Trust
FQM Akubra Inc					3.10%, 03/10/2046(e)		1,425		1,352
7.50%, 06/01/2021(d)	505		505		Commercial Mortgage Pass-Through
Freeport-McMoRan Copper & Gold Inc					Certificates Series 2006-C4
3.10%, 03/15/2020(d)	5,340		4,897		0.56%, 09/15/2039(d),(e)		52,920		33
3.55%, 03/01/2022	1,200		1,084		5.47%, 09/15/2039		1,931		2,119
3.88%, 03/15/2023(d)	680		615		Commercial Mortgage Pass-Through
Midwest Vanadium Pty Ltd					Certificates Series 2006-C5
11.50%, 02/15/2018(d)	635		467		0.24%, 12/15/2039(e)		16,663		279
Rio Tinto Finance USA PLC					Commercial Mortgage Pass-Through
2.00%, 03/22/2017	1,865		1,870		Certificates Series 2007-C3
4.75%, 03/22/2042	515		486		5.68%, 06/15/2039(e)		1,802		2,003
Southern Copper Corp					Commercial Mortgage Pass-Through
6.75%, 04/16/2040	1,100		1,052		Certificates Series 2007-C4
St Barbara Ltd					5.76%, 09/15/2039(e)		1,571		1,577
8.88%, 04/15/2018(d)	680		622		Countrywide Asset-Backed Certificates
Taseko Mines Ltd					0.47%, 11/25/2035(e)		31		31
7.75%, 04/15/2019	75		76		Credit Suisse Commercial Mortgage Trust
Teck Resources Ltd					Series 2006-C3
5.20%, 03/01/2042	625		518		5.80%, 06/15/2038(e)		100		110
Vedanta Resources PLC					Credit Suisse First Boston Mortgage Securities
6.00%, 01/31/2019(d)	2,050		1,999		Corp
Volcan Cia Minera SAA					0.77%, 11/15/2037(d),(e)		16,012		125
5.38%, 02/02/2022(d)	350		342		0.95%, 01/15/2037(d),(e)		15,805		63
5.38%, 02/02/2022	600		588		4.77%, 07/15/2037		2,025		2,117
Xstrata Finance Canada Ltd					CSMC Series 2009-RR1
1.80%, 10/23/2015(d)	1,910		1,902		5.38%, 02/15/2040(d)		3,165		3,464
2.45%, 10/25/2017(d)	1,340		1,308		CSMC Series 2009-RR3
			$24,548		5.34%, 12/15/2043(d),(e)		1,545		1,698
					Fannie Mae REMIC Trust 2005-W2
Miscellaneous Manufacturing - 0.37%					0.39%, 05/25/2035(b),(e)		929		921
Eaton Corp					Fannie Mae REMICS
2.75%, 11/02/2022(d)	345		322		0.44%, 03/25/2035(e)		40		40
General Electric Co					2.00%, 08/25/2041		15,955		16,144
4.13%, 10/09/2042	510		476		2.25%, 07/25/2040		760		763
Ingersoll-Rand Global Holding Co Ltd					3.50%, 09/25/2027(e)		7,028		980
2.88%, 01/15/2019(d)	1,065		1,052		3.50%, 11/25/2027(e)		3,768		532
Textron Inc					3.50%, 07/25/2040		6,281		6,405
6.20%, 03/15/2015	1,835		1,973		5.81%, 10/25/2041(e)		14,946		3,037
Tyco Electronics Group SA					5.91%, 04/25/2037(e)		2,733		404
1.60%, 02/03/2015	1,265		1,278		6.31%, 12/25/2021(e)		2,588		307

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Mortgage Backed Securities (continued)						Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)						JP Morgan Chase Commercial Mortgage
6.31%, 03/25/2022(e)	$1,379		$170			Securities Trust 2005-LDP3
6.33%, 01/25/2041(e)	15,184		3,365			5.00%, 08/15/2042(e)	$2,967		$3,131
6.46%, 07/25/2039(e)	15,537		2,788			JP Morgan Chase Commercial Mortgage
6.50%, 02/25/2047	405		445			Securities Trust 2006-CIBC17
6.56%, 11/25/2036(e)	3,702		511			5.43%, 12/12/2043	2,200		2,414
6.91%, 09/25/2031(e)	469		11			JP Morgan Chase Commercial Mortgage
7.07%, 04/25/2039(e)	917		984			Securities Trust 2006-LDP9
8.81%, 03/25/2039(e)	676		798			5.34%, 05/15/2047	225		249
38.10%, 08/25/2035(e)	104		26			JP Morgan Chase Commercial Mortgage
FHLMC Multifamily Structured Pass Through						Securities Trust 2007-C1
Certificates						0.48%, 02/15/2051(e)	35,090		204
1.88%, 05/25/2019	6,375		6,226			JP Morgan Chase Commercial Mortgage
2.22%, 12/25/2018(e)	1,650		1,652			Securities Trust 2007-LDP10
Freddie Mac REMICS						5.31%, 01/15/2049	29		29
0.49%, 06/15/2018(e)	22		22			JP Morgan Chase Commercial Mortgage
0.64%, 06/15/2023(e)	123		123			Securities Trust 2009-IWST
0.79%, 08/15/2018(e)	955		965			5.63%, 12/05/2027(d)	2,100		2,372
2.75%, 03/15/2041	3,991		4,020			JP Morgan Chase Commercial Mortgage
3.00%, 10/15/2027(e)	2,236		314			Securities Trust 2011-C5
3.50%, 10/15/2027(e)	4,293		589			3.15%, 08/15/2046	2,205		2,312
4.00%, 09/15/2021	643		666			LB-UBS Commercial Mortgage Trust 2005-C3
4.50%, 10/15/2035(e)	7,536		785
5.81%, 11/15/2040(e)	2,111		419			0.72%, 07/15/2040(d),(e)	47,804		684
5.88%, 04/15/2037(e)	5,981		763			4.74%, 07/15/2030	2,782		2,920
6.23%, 08/15/2037(e)	1,486		216			LB-UBS Commercial Mortgage Trust 2005-C7
6.31%, 07/15/2041(e)	1,474		310
6.41%, 12/15/2040(e)	5,487		1,154			5.32%, 11/15/2040	2,200		2,335
6.44%, 03/15/2036(e)	4,593		918			LB-UBS Commercial Mortgage Trust 2007-C1
6.46%, 05/15/2026(e)	4,311		759
6.46%, 03/15/2042(e)	5,449		1,062			0.46%, 02/15/2040(e)	12,560		178
6.51%, 09/15/2026(e)	5,781		1,015			LB-UBS Commercial Mortgage Trust 2007-C2
6.51%, 09/15/2026(e)	7,345		1,276
6.51%, 02/15/2036(e)	2,310		315			5.43%, 02/15/2040	1,951		2,153
6.51%, 03/15/2036(e)	8,542		1,298			MASTR Asset Securitization Trust 2005-2
6.51%, 04/15/2040(e)	4,692		1,003			5.25%, 11/25/2035	2,000		2,010
6.56%, 09/15/2034(e)	2,239		280			Merrill Lynch Mortgage Investors Trust Series
6.96%, 02/15/2018(e)	703		22			2005-A8
GE Capital Commercial Mortgage Corp Series						0.54%, 08/25/2036(e)	217		179
2007-C1 Trust						Merrill Lynch Mortgage Trust 2005-CIP1
0.16%, 12/10/2049(e)	8,869		13			5.05%, 07/12/2038	855		914
Ginnie Mae					ML	-CFC Commercial Mortgage Trust 2006-4
1.75%, 10/16/2037	1,815		1,839			0.62%, 12/12/2049(e)	72,148		643
5.00%, 10/16/2022(e)	4,687		294			Morgan Stanley Capital I Trust 2007-HQ12
5.21%, 05/20/2041(e)	7,495		1,417			5.58%, 04/12/2049(e)	1,360		1,475
5.91%, 05/16/2042(e)	8,216		1,769			5.58%, 04/12/2049(e)	10,344		10,377
6.33%, 01/16/2038(e)	879		142			Morgan Stanley Capital I Trust 2007-IQ13
6.42%, 09/20/2040(e)	7,648		1,876			5.36%, 03/15/2044(e)	700		777
6.51%, 03/20/2041(e)	4,606		922			Morgan Stanley Reremic Trust
GS Mortgage Securities Trust 2012-GCJ7						4.97%, 04/16/2040(d)	3,235		3,350
2.61%, 05/10/2045(e)	19,717		2,691			Morgan Stanley Re-REMIC Trust 2011-IO
GS Mortgage Securities Trust 2013-GCJ12						2.50%, 03/23/2051(c),(d)	3,680		3,687
3.78%, 06/10/2046(e)	780		726			MSBAM Commercial Mortgage Securities
Impac CMB Trust Series 2007-A						Trust 2012-CKSV
0.44%, 05/25/2037(e)	2,451		2,390			1.16%, 10/15/2022(d),(e)	23,807		1,903
IndyMac INDX Mortgage Loan Trust 2005-						3.28%, 10/15/2022(d)	3,075		2,810
AR8						Nomura Asset Acceptance Corp Alternative
0.42%, 04/25/2035(e)	427		325			Loan Trust Series 2005-AR1
JP Morgan Chase Commercial Mortgage						0.54%, 02/25/2035(e)	3		3
Securities Corp						RBSCF Trust 2009-RR1
1.95%, 12/15/2047(e)	22,413		2,475			5.76%, 09/17/2039(d),(e)	400		415
3.35%, 12/15/2047(d),(e)	1,750		1,654			Residential Asset Securitization Trust 2004-A10
JP Morgan Chase Commercial Mortgage
Securities Trust 2004-LN2						5.50%, 02/25/2035	720		732
5.12%, 07/15/2041	195		202			UBS Commercial Mortgage Trust 2012-C1
JP Morgan Chase Commercial Mortgage						3.40%, 05/10/2045(e)	550		541
Securities Trust 2005-CIBC12						UBS-Barclays Commercial Mortgage Trust 2012-C3
5.09%, 09/12/2037(e)	300		90
						3.09%, 08/10/2049(e)	2,125		2,019

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mortgage Backed Securities (continued)					Oil & Gas (continued)
UBS-Barclays Commercial Mortgage Trust					EP Energy LLC / Everest Acquisition Finance
2012-C4					Inc
1.89%, 12/10/2045(d),(e)	$20,676		$2,433		6.88%, 05/01/2019	$395		$423
UBS-Barclays Commercial Mortgage Trust					7.75%, 09/01/2022	190		209
2013-C5					EPE Holdings LLC / EP Energy Bond Co Inc
3.18%, 03/10/2046(e)	2,025		1,922		8.13%, PIK 8.88%, 12/15/2017(d),(g)	229		235
4.10%, 03/10/2046(d),(e)	1,090		882		Gazprom Neft OAO Via GPN Capital SA
Wachovia Bank Commercial Mortgage Trust					4.38%, 09/19/2022(d)	500		463
Series 2007-C30					GeoPark Latin America Ltd Agencia en Chile
0.00%, 12/15/2043(a)	1,960		743		7.50%, 02/11/2020(d)	2,600		2,652
0.39%, 12/15/2043(d),(e)	1,350		1,239		Halcon Resources Corp
5.25%, 12/15/2043	1,431		1,431		8.88%, 05/15/2021	780		788
Wachovia Bank Commercial Mortgage Trust					KazMunayGas National Co JSC
Series 2007-C34					4.40%, 04/30/2023(d)	2,250		2,084
5.68%, 05/15/2046(e)	250		281		7.00%, 05/05/2020	770		867
Wells Fargo Mortgage Backed Securities					Kerr-McGee Corp
2005-AR16 Trust					6.95%, 07/01/2024	1,000		1,205
2.70%, 03/25/2035(e)	553		536		7.88%, 09/15/2031	2,025		2,604
			$170,817		Kodiak Oil & Gas Corp
					5.50%, 01/15/2021(d)	760		766
Office & Business Equipment - 0.05%					5.50%, 02/01/2022(d)	260		259
Xerox Corp					8.13%, 12/01/2019	570		626
2.95%, 03/15/2017	555		571		Linn Energy LLC / Linn Energy Finance
6.75%, 02/01/2017	550		634		Corp
			$1,205		6.25%, 11/01/2019(d)	520		489
Oil & Gas - 3.98%					National JSC Naftogaz of Ukraine
Afren PLC					9.50%, 09/30/2014	365		365
10.25%, 04/08/2019	750		864		Newfield Exploration Co
10.25%, 04/08/2019(d)	200		230		6.88%, 02/01/2020	300		319
Anadarko Petroleum Corp					Nexen Inc
5.95%, 09/15/2016	4,480		5,065		6.40%, 05/15/2037	415		459
6.45%, 09/15/2036	870		1,020		Novatek OAO via Novatek Finance Ltd
Antero Resources Finance Corp					6.60%, 02/03/2021(d)	200		217
6.00%, 12/01/2020	975		980		Oasis Petroleum Inc
Apache Corp					6.50%, 11/01/2021	455		482
2.63%, 01/15/2023	540		500		6.88%, 01/15/2023	820		867
Carrizo Oil & Gas Inc					Offshore Group Investment Ltd
7.50%, 09/15/2020	815		852		7.13%, 04/01/2023(d)	100		100
8.63%, 10/15/2018	765		836		7.50%, 11/01/2019	360		378
Chaparral Energy Inc					Pacific Drilling SA
7.63%, 11/15/2022	250		256		5.38%, 06/01/2020 (d)	1,190		1,166
9.88%, 10/01/2020	550		613		Pacific Rubiales Energy Corp
Chesapeake Energy Corp					5.13%, 03/28/2023(d)	1,700		1,603
3.25%, 03/15/2016	180		180		7.25%, 12/12/2021(d)	965		1,037
5.75%, 03/15/2023	725		730		PDC Energy Inc
6.13%, 02/15/2021	615		652		7.75%, 10/15/2022 (d)	1,150		1,219
Chevron Corp					Petrobras Global Finance BV
1.10%, 12/05/2017	2,105		2,064		2.00%, 05/20/2016	2,200		2,177
1.72%, 06/24/2018	1,650		1,643		2.41%, 01/15/2019(e)	1,050		1,032
CNOOC Finance 2013 Ltd					3.00%, 01/15/2019	3,485		3,236
3.00%, 05/09/2023	1,000		910		4.38%, 05/20/2023	650		585
Concho Resources Inc					Petrobras International Finance Co
7.00%, 01/15/2021	730		803		5.38%, 01/27/2021	1,225		1,220
ConocoPhillips					Petro-Canada
5.75%, 02/01/2019	500		587		5.95%, 05/15/2035	1,830		2,024
ConocoPhillips Holding Co					Petroleos Mexicanos
6.95%, 04/15/2029	535		693		3.50%, 07/18/2018(d)	1,865		1,898
Continental Resources Inc/OK					4.88%, 01/24/2022	300		308
4.50%, 04/15/2023	5,035		4,896		Phillips 66
5.00%, 09/15/2022	2,795		2,809		1.95%, 03/05/2015	850		864
Devon Energy Corp					Plains Exploration & Production Co
3.25%, 05/15/2022	3,225		3,107		6.50%, 11/15/2020	685		737
Ecopetrol SA					6.88%, 02/15/2023	685		738
7.63%, 07/23/2019	395		470		QGOG Constellation SA
Encana Corp					6.25%, 11/09/2019(d)	2,100		1,995
5.15%, 11/15/2041	1,035		1,001		RKI Exploration & Production LLC / RKI
EP Energy LLC / EP Energy Finance Inc					Finance Corp
9.38%, 05/01/2020	710		806		8.50%,08/01/2021(d)	510		518

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)					Other Asset Backed Securities (continued)
Rosneft Oil Co via Rosneft International					JP Morgan Mortgage Acquisition Trust 2007-
Finance Ltd					CH3
4.20%, 03/06/2022(d)	$1,550		$1,430		0.34%, 03/25/2037(e)	$3,728		$3,495
Rowan Cos Inc					Long Beach Mortgage Loan Trust 2005-1
5.00%, 09/01/2017	2,470		2,674		0.94%, 02/25/2035(e)	381		378
Seadrill Ltd					Marriott Vacation Club Owner Trust 2007-1
5.63%, 09/15/2017(d)	1,740		1,749		5.52%, 05/20/2029(d),(e)	336		343
Sibur Securities Ltd					MSDWCC Heloc Trust 2005-1
3.91%, 01/31/2018(d)	2,000		1,905		0.38%, 07/25/2017(e)	243		235
Statoil ASA					Nationstar Mortgage Advance Receivable
1.20%, 01/17/2018	1,700		1,666		Trust
1.80%, 11/23/2016	2,535		2,607		1.68%, 06/20/2046(d),(e)	11,000		10,983
Talisman Energy Inc					Popular ABS Mortgage Pass-Through Trust
5.50%, 05/15/2042	420		423		2005-1
Thai Oil PCL					0.46%, 05/25/2035(e)	1,335		1,007
3.63%, 01/23/2023(d)	350		325		Volvo Financial Equipment LLC Series 2013-1
Total Capital International SA
1.50%, 02/17/2017	1,495		1,494		0.53%, 11/16/2015(d),(e)	6,300		6,292
1.55%, 06/28/2017	1,240		1,238					$41,691
Transocean Inc
2.50%, 10/15/2017	1,495		1,490		Packaging & Containers - 0.30%
6.00%, 03/15/2018	110		124		Ardagh Packaging Finance PLC / Ardagh MP
6.38%, 12/15/2021	570		643		Holdings USA Inc
					7.00%, 11/15/2020(d)	260		256
6.50%, 11/15/2020	1,735		1,951
6.80%, 03/15/2038	640		701		Crown Cork & Seal Co Inc
7.35%, 12/15/2041	445		529		7.38%, 12/15/2026	780		866
Valero Energy Corp					Exopack Holding Corp
6.63%, 06/15/2037	820		918		10.00%, 06/01/2018	805		841
			$93,648		Rock Tenn Co
					3.50%, 03/01/2020	4,330		4,267
Oil & Gas Services - 0.66%					4.00%, 03/01/2023	805		775
Cameron International Corp								$7,005
1.60%, 04/30/2015	2,165		2,181
4.50%, 06/01/2021	1,230		1,297		Pharmaceuticals - 1.19%
7.00%, 07/15/2038	1,055		1,328		AbbVie Inc
					1.20%, 11/06/2015(d)	2,295		2,304
CGG					1.75%, 11/06/2017(d)	1,190		1,176
9.50%, 05/15/2016	185		194		4.40%, 11/06/2042(d)	815		773
Halliburton Co
4.75%, 08/01/2043(f)	3,375		3,410		Actavis Inc
Hornbeck Offshore Services Inc					1.88%, 10/01/2017	950		936
5.00%, 03/01/2021(d)	440		422		3.25%, 10/01/2022	365		348
Key Energy Services Inc					4.63%, 10/01/2042	435		399
6.75%, 03/01/2021	695		681		5.00%, 08/15/2014	1,980		2,057
Weatherford International Inc					CFR International SpA
					5.13%, 12/06/2022(d)	800		752
6.35%, 06/15/2017	850		961
Weatherford International Ltd/Bermuda					Express Scripts Holding Co
4.50%, 04/15/2022	3,085		3,071		2.75%, 11/21/2014	2,305		2,360
5.95%, 04/15/2042	2,100		2,059		3.13%, 05/15/2016	3,250		3,395
			$15,604		3.90%, 02/15/2022	755		768
					4.75%, 11/15/2021	1,405		1,508
Other Asset Backed Securities - 1.77%					6.13%, 11/15/2041	1,875		2,213
Carrington Mortgage Loan Trust Series 2005-					GlaxoSmithKline Capital Inc
FRE1					5.38%, 04/15/2034	255		284
0.47%, 12/25/2035(e)	2,874		2,849		GlaxoSmithKline Capital PLC
Chase Funding Trust Series 2003-5					1.50%, 05/08/2017	1,385		1,384
0.79%, 07/25/2033(e)	1,256		1,155		Sky Growth Acquisition Corp
Chase Funding Trust Series 2004-1					7.38%, 10/15/2020(d)	350		364
0.65%, 12/25/2033(e)	23		23		VPII Escrow Corp
Countrywide Asset-Backed Certificates					7.50%, 07/15/2021(d)	1,310		1,405
0.35%, 10/25/2047(e)	5,413		5,280		Wyeth LLC
0.71%, 06/25/2035(e)	669		655		5.95%, 04/01/2037	755		898
1.80%, 01/25/2034(e)	21		17		6.00%, 02/15/2036	565		674
GE Dealer Floorplan Master Note Trust					Zoetis Inc
0.63%, 10/20/2017(e)	3,500		3,506		1.15%, 02/01/2016(d)	490		489
GE Equipment Midticket LLC					1.88%, 02/01/2018(d)	755		742
0.47%, 01/22/2015	3,458		3,456		4.70%, 02/01/2043(d)	2,910		2,770
GreatAmerica Leasing Receivables Funding								$27,999
LLC
1.66%, 04/17/2017(d)	2,000		2,017		Pipelines - 0.92%
					DCP Midstream LLC
					5.85%, 05/21/2043(d),(e)	880		840

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Pipelines (continued)					Retail - 1.01%
El Paso Pipeline Partners Operating Co LLC					Claire's Stores Inc
4.70%, 11/01/2042	$1,540		$1,396		6.13%, 03/15/2020(d)		$380		$386
5.00%, 10/01/2021	1,575		1,698		7.75%, 06/01/2020(d)		200		202
Energy Transfer Partners LP					8.88%, 03/15/2019		665		715
3.60%, 02/01/2023	445		421		9.00%, 03/15/2019(d)		570		642
5.15%, 02/01/2043	325		303		CVS Caremark Corp
5.20%, 02/01/2022	695		743		3.25%, 05/18/2015		1,105		1,153
6.05%, 06/01/2041	2,260		2,358		4.13%, 05/15/2021		895		950
6.50%, 02/01/2042	510		560		5.75%, 05/15/2041		2,600		2,974
6.70%, 07/01/2018	377		444		CVS Pass-Through Trust
Enterprise Products Operating LLC					5.77%, 01/10/2033(d)		1,526		1,653
6.45%, 09/01/2040	5		6		5.93%, 01/10/2034(d)		1,153		1,259
Inergy Midstream LP / NRGM Finance Corp					7.51%, 01/10/2032(d)		316		382
6.00%, 12/15/2020(d)	145		146		Gymboree Corp/The
Kinder Morgan Energy Partners LP					9.13%, 12/01/2018		85		82
2.65%, 02/01/2019(f)	2,030		2,041		Landry's Holdings II Inc
5.00%, 03/01/2043	1,050		991		10.25%, 01/01/2018(d)		835		883
5.63%, 09/01/2041	1,130		1,144		Landry's Inc
MarkWest Energy Partners LP / MarkWest					9.38%, 05/01/2020(d)		680		736
Energy Finance Corp					Macy's Retail Holdings Inc
6.25%, 06/15/2022	656		702		5.75%, 07/15/2014		875		916
6.50%, 08/15/2021	142		152		5.90%, 12/01/2016		3,694		4,208
ONEOK Partners LP					6.38%, 03/15/2037		1,245		1,396
3.25%, 02/01/2016	2,380		2,485		6.90%, 04/01/2029		145		168
Sabine Pass Liquefaction LLC					Michaels FinCo Holdings LLC / Michaels
5.63%, 02/01/2021(d)	490		483		FinCo Inc
Tesoro Logistics LP / Tesoro Logistics Finance					7.50%, PIK 8.25%, 08/01/2018(d),(g)		630		636
Corp					New Academy Finance Co LLC / New
6.13%, 10/15/2021(d),(f)	295		297		Academy Finance Corp
Transportadora de Gas Internacional SA ESP					8.00%, PIK 8.75%, 06/15/2018(d),(g)		1,305		1,344
5.70%, 03/20/2022(d)	300		316		Petco Holdings Inc
5.70%, 03/20/2022	1,500		1,579		8.50%, PIK 9.25%, 10/15/2017(d),(g)		955		979
Western Gas Partners LP					SACI Falabella
4.00%, 07/01/2022	2,465		2,444		3.75%, 04/30/2023(d)		500		455
			$21,549		Suburban Propane Partners LP/Suburban
					Energy Finance Corp
Real Estate - 0.07%					7.38%, 03/15/2020		715		765
Crescent Resources LLC / Crescent Ventures					7.50%, 10/01/2018		330		356
Inc					Wal-Mart Stores Inc
10.25%, 08/15/2017(d)	1,025		1,107
					5.00%, 10/25/2040		390		418
Mattamy Group Corp
6.50%, 11/15/2020 (d)	490		485						$23,658
			$1,592		Savings & Loans - 0.36%
					Santander Holdings USA Inc/PA
REITS- 1.11%					3.00%, 09/24/2015		5,430		5,588
Boston Properties LP					4.63%, 04/19/2016		2,745		2,917
3.13%, 09/01/2023	1,850		1,718						$8,505
DDR Corp
4.63%, 07/15/2022	2,250		2,312		Semiconductors - 0.11%
ERP Operating LP					Intel Corp
3.00%, 04/15/2023	2,465		2,288		4.25%, 12/15/2042		825		754
Essex Portfolio LP					Jazz Technologies Inc
3.25%, 05/01/2023	2,435		2,253		8.00%, 06/30/2015		1,926		1,791
HCP Inc									$2,545
2.63%, 02/01/2020	2,500		2,364
Healthcare Trust of America Holdings LP					Software - 0.20%
3.70%, 04/15/2023(d)	1,405		1,329		Oracle Corp
iStar Financial Inc					2.38%, 01/15/2019		2,655		2,673
3.88%, 07/01/2016	185		183		3.63%, 07/15/2023		1,805		1,825
4.88%, 07/01/2018	390		380		Serena Software Inc
7.13%, 02/15/2018	580		621		10.38%, 03/15/2016		318		316
9.00%, 06/01/2017	490		554						$4,814
Kimco Realty Corp					Sovereign - 0.34%
3.13%, 06/01/2023	2,205		2,051		Australia Government Bond
ProLogis LP					3.25%, 04/21/2029	AUD	25		20
6.88%, 03/15/2020	2,060		2,442		4.50%, 04/15/2020		35		34
Ventas Realty LP / Ventas Capital Corp					Belgium Government Bond
2.70%, 04/01/2020	5,850		5,551		3.00%, 09/28/2019	EUR	40		57
4.75%, 06/01/2021	1,895		1,994		4.25%, 09/28/2021		35		54
			$26,040

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Sovereign (continued)						Student Loan Asset Backed Securities - 1.58%
Bundesrepublik Deutschland						SLM Private Education Loan Trust 2012-A
3.50%, 07/04/2019	EUR	20		$31		1.59%, 08/15/2025(d),(e)	$1,752		$1,770
4.00%, 01/04/2018		5		8		SLM Private Education Loan Trust 2012-B
4.75%, 07/04/2028		15		26		1.29%, 12/15/2021(d),(e)	6,153		6,176
Canadian Government Bond						SLM Private Education Loan Trust 2012-C
2.00%, 12/01/2014	CAD	50		49		1.29%, 08/15/2023(d),(e)	8,065		8,108
5.75%, 06/01/2033		25		35		SLM Private Education Loan Trust 2012-E
Croatia Government International Bond						0.94%, 10/16/2023(d),(e)	2,667		2,663
6.25%, 04/27/2017		$1,300		1,386		SLM Private Education Loan Trust 2013-1
Denmark Government Bond						0.79%, 08/15/2022(d),(e)	2,717		2,704
3.00%, 11/15/2021	DKK	80		16		SLM Private Education Loan Trust 2013-B
4.00%, 11/15/2017		80		16		0.84%, 07/15/2022(d),(e)	5,597		5,587
Finland Government Bond						SLM Student Loan Trust 2008-5
1.63%, 09/15/2022(d)	EUR	60		79		1.37%, 10/25/2016(e)	433		433
France Government Bond OAT						SLM Student Loan Trust 2008-6
3.00%, 04/25/2022		50		72		0.82%, 10/25/2017(e)	1,559		1,562
3.50%, 04/25/2026		30		44		SLM Student Loan Trust 2008-8
3.75%, 04/25/2021		85		129		1.17%, 10/25/2017(e)	524		527
4.50%, 04/25/2041		25		41		SLM Student Loan Trust 2012-6
French Treasury Note BTAN						0.35%, 02/27/2017(e)	1,868		1,866
1.75%, 02/25/2017		40		55		SLM Student Loan Trust 2012-7
Ireland Government Bond						0.35%, 02/27/2017(e)	5,738		5,728
5.90%, 10/18/2019		150		226					$37,124
Italy Buoni Poliennali Del Tesoro
2.75%, 12/01/2015		100		135		Telecommunications - 3.02%
4.25%, 09/01/2019		75		104		Altice Financing SA
						7.88%, 12/15/2019(d)	1,000		1,065
4.75%, 06/01/2017		75		106
						Altice Finco SA
5.00%, 09/01/2040		15		20		9.88%,12/15/2020(d)	200		219
5.50%, 11/01/2022		75		108
6.00%, 05/01/2031		20		30		America Movil SAB de CV
Japan Government Ten Year Bond						3.13%, 07/16/2022	350		326
0.60%, 03/20/2023	JPY	24,000		241		AT&T Inc
0.80%, 09/20/2020		7,000		73		1.40%, 12/01/2017	3,110		3,040
1.40%, 06/20/2019		16,000		173		1.70%, 06/01/2017	955		954
Japan Government Thirty Year Bond						4.35%, 06/15/2045	4,500		3,930
2.00%, 09/20/2040		6,500		69		Bharti Airtel International Netherlands BV
						5.13%, 03/11/2023(d)	500		465
2.30%, 12/20/2035		9,000		101
Japan Government Twenty Year Bond						British Telecommunications PLC
1.60%, 06/20/2030		12,500		130		1.63%, 06/28/2016	1,490		1,504
1.90%, 03/20/2024		21,200		240		CC Holdings GS V LLC / Crown Castle GS III
Mexican Bonos						Corp
6.50%, 06/10/2021(e)	MXN	550		45		3.85%, 04/15/2023	2,315		2,181
Netherlands Government Bond						Cisco Systems Inc
2.25%, 07/15/2022(d)	EUR	65		89		5.90%, 02/15/2039	750		890
4.00%, 07/15/2018(d)		15		23		Clearwire Communications LLC/Clearwire
Poland Government Bond						Finance Inc
						12.00%, 12/01/2015(d)	1,350		1,431
5.25%, 10/25/2020	PLN	90		31
						Digicel Group Ltd
Spain Government Bond						8.25%, 09/30/2020 (d)	475		511
3.15%, 01/31/2016	EUR	75		101
						Digicel Ltd
3.40%, 04/30/2014		30		41		6.00%, 04/15/2021(d)	2,650		2,597
4.25%, 10/31/2016		60		83		8.25%, 09/01/2017(d)	300		313
4.65%, 07/30/2025		10		13
4.85%, 10/31/2020		30		42		8.25%, 09/01/2017	1,700		1,772
5.50%, 04/30/2021		10		14		Eileme 1 AB
						14.25%, PIK 14.25%, 08/15/2020(d),(g)	629		685
Sweden Government Bond
						Eileme 2 AB
4.25%, 03/12/2019	SEK	120		21		11.63%, 01/31/2020(d)	1,080		1,264
6.75%, 05/05/2014		70		11
Switzerland Government Bond						Embarq Corp
3.75%, 06/10/2015	CHF	12		14		8.00%, 06/01/2036	695		729
United Kingdom Gilt						GNET Escrow Corp
						12.13%, 07/01/2018(d)	645		683
1.75%, 09/07/2022	GBP	110		159
						Goodman Networks Inc
4.25%, 12/07/2040		35		60		13.12%, 07/01/2018 (d),(e)	485		517
4.75%, 12/07/2030		15		28
						Inmarsat Finance PLC
Venezuela Government International Bond						7.38%, 12/01/2017 (d)	350		368
5.75%, 02/26/2016		$1,460		1,321
						Intelsat Jackson Holdings SA
12.75%, 08/23/2022		1,950		1,982		5.50%, 08/01/2023 (d)	1,390		1,334
				$7,986		7.25%, 10/15/2020	710		769
						Intelsat Luxembourg SA
						6.75%, 06/01/2018(d)	125		131

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Telecommunications (continued)					Transportation (continued)
Intelsat Luxembourg SA (continued)					Navios Maritime Acquisition Corp / Navios
7.75%, 06/01/2021(d)	$3,300		$3,473		Acquisition Finance US Inc
8.13%, 06/01/2023(d)	2,415		2,596		8.63%, 11/01/2017	$1,268		$1,319
Level 3 Communications Inc					Navios South American Logistics Inc / Navios
11.88%, 02/01/2019	384		443		Logistics Finance US Inc
Level 3 Financing Inc					9.25%, 04/15/2019(d)	235		253
8.13%, 07/01/2019	770		835		PHI Inc
10.00%, 02/01/2018	810		875		8.63%, 10/15/2018	540		564
MetroPCS Wireless Inc					Swift Services Holdings Inc
6.25%, 04/01/2021(d)	960		979		10.00%, 11/15/2018	1,690		1,889
NII Capital Corp					Transnet SOC Ltd
7.63%, 04/01/2021	920		738		4.00%, 07/26/2022(d)	1,200		1,041
NII International Telecom SCA								$13,536
7.88%, 08/15/2019(d)	195		187		TOTAL BONDS			$1,352,283
11.38%, 08/15/2019(d)	195		214		SENIOR FLOATING RATE INTERESTS -	Principal
Qtel International Finance Ltd					3.52%	Amount (000's)	Value	(000	's)
3.25%, 02/21/2023	600		552
Qwest Corp					Aerospace & Defense - 0.09%
6.75%, 12/01/2021	2,921		3,269		Accudyne Industries Borrower SCA, Term
SBA Tower Trust					Loan
4.25%, 04/15/2040(d),(e)	2,490		2,575		4.00%, 12/13/2019(e)	$1,398		$1,396
Softbank Corp					Sequa Corp, Term Loan B
4.50%, 04/15/2020(d)	2,750		2,661		5.25%, 05/29/2017(e)	607		614
Sprint Capital Corp								$2,010
6.88%, 11/15/2028	565		520		Apparel - 0.02%
Sprint Communications Inc					Calceus Acquisition Inc, Term Loan B
6.00%, 12/01/2016	100		106		5.75%, 01/30/2020(e)	444		446
6.00%, 11/15/2022	770		741
7.00%, 08/15/2020	1,565		1,649
9.00%, 11/15/2018(d)	175		207		Automobile Manufacturers - 0.06%
9.13%, 03/01/2017	236		272		Chrysler Group LLC, Term Loan B
Telefonica Emisiones SAU					4.25%, 05/24/2017(e)	1,377		1,398
3.19%, 04/27/2018	3,660		3,616
4.57%, 04/27/2023	2,000		1,934		Automobile Parts & Equipment - 0.10%
5.13%, 04/27/2020	4,495		4,618		Federal-Mogul Corp, Term Loan B-EXIT
5.46%, 02/16/2021	1,330		1,386		0.00%, 12/29/2014(e),(h)	459		453
6.42%, 06/20/2016	595		654		Federal-Mogul Corp, Term Loan C-EXIT
UPCB Finance VI Ltd					0.00%, 12/28/2015(e),(h)	235		231
6.88%, 01/15/2022(d)	890		943
					Schaeffler AG, Term Loan C
Verizon Communications Inc					4.25%, 01/20/2017(e)	1,755		1,773
0.70%, 11/02/2015	240		240					$2,457
3.50%, 11/01/2021	2,635		2,636
6.25%, 04/01/2037	425		481		Chemicals - 0.27%
VimpelCom Holdings BV					AIlnex Luxembourg & CY SCA, Term Loan
5.20%, 02/13/2019(d)	1,795		1,770		8.25%, 03/12/2020(e)	1,900		1,933
7.50%, 03/01/2022	550		571		AZ Chem US Inc, Term Loan B
Wind Acquisition Finance SA					5.25%, 02/21/2017(e)	520		526
11.75%, 07/15/2017(d)	180		190		Eagle Spinco Inc, Term Loan B
Wind Acquisition Holdings Finance SA					3.50%, 01/28/2017(e)	784		790
12.25%, PIK 12.25%, 07/15/2017(d),(g)	1,315		1,355		Ineos US Finance LLC, Term Loan B
			$70,964		4.00%, 05/04/2018(e)	1,101		1,098
					MacDermid Inc, Term Loan
Textiles - 0.07%					4.00%, 06/05/2020(e)	300		301
Mohawk Industries Inc					7.75%, 12/04/2020(e)	905		914
3.85%, 02/01/2023	1,590		1,532		Taminco Global Chemical Corp, Term Loan
					B
Transportation - 0.58%					4.25%, 02/15/2019(e)	785		791
Burlington Northern Santa Fe LLC								$6,353
4.45%, 03/15/2043	2,795		2,647		Commercial Services - 0.19%
CHC Helicopter SA					Envision Healthcare Corp, Term Loan B
9.38%, 06/01/2021	130		129		4.00%, 05/25/2018(e)	214		214
CSX Corp					Interactive Data Corp, Term Loan B
5.50%, 04/15/2041	1,805		1,929		3.75%, 02/11/2018(e)	1,861		1,865
6.25%, 03/15/2018	740		868		ISS A/S, Term Loan B
7.38%, 02/01/2019	964		1,193		0.00%, 04/18/2018(e),(h)	2,335		2,332
Georgian Railway JSC
7.75%, 07/11/2022(d)	590		645					$4,411
Kansas City Southern Railway
4.30%, 05/15/2043(d)	1,165		1,059

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Computers - 0.03%			Insurance - 0.18%
Spansion LLC, Term Loan B			Asurion LLC, Term Loan B1
5.25%, 12/11/2018(e)	$661	$664	4.50%, 05/24/2019(e)	$2,059	$2,056
			Asurion LLC, Term Loan B2
			0.00%, 06/19/2020(e),(h)	695	680
Consumer Products - 0.08%			CNO Financial Group Inc, Term Loan B2
Sun Products Corp/The, Term Loan B			3.75%, 09/28/2018(e)	529	530
5.50%, 03/21/2020(e)	1,905	1,905
			Lone Star Intermediate Super Holdings LLC,
			Term Loan
Distribution & Wholesale - 0.08%			11.00%, 08/07/2019(e)	880	915
American Builders & Contractors Supply Co					$4,181
Inc, Term Loan B
3.50%, 04/05/2020(e)	1,800	1,801	Internet - 0.10%
			Zayo Group LLC, Term Loan B
			4.50%, 07/02/2019(e)	2,278	2,295
Diversified Financial Services - 0.01%
Springleaf Financial Funding Co, Term Loan
NEW			Lodging - 0.16%
5.50%, 05/28/2017(e)	257	257	Caesars Entertainment Operating Co Inc, Term
			Loan B4
			9.50%, 10/31/2016(e)	549	544
Electric - 0.15%			Caesars Entertainment Operating Co Inc, Term
Dynegy Inc, Term Loan B2			Loan B6
4.00%, 04/16/2020(e)	820	823	5.44%, 01/28/2018(e)	3,646	3,228
NRG Energy Inc, Term Loan B					$3,772
2.75%, 07/01/2018(e)	441	440
Texas Competitive Electric Holdings Co LLC,			Machinery - Diversified - 0.05%
Term Loan NONEXT			Edwards Cayman Islands II Ltd, Term Loan
3.72%, 10/10/2014(e)	3,133	2,223	B
			4.75%, 03/26/2020(e)	1,235	1,235
		$3,486

Entertainment - 0.26%
CCM Merger Inc, Term Loan			Media- 0.40%
5.00%, 02/01/2017(e)	2,416	2,434	Charter Communications Operating LLC,
Lions Gate Entertainment Corp, Term Loan			Term Loan E
0.00%, 07/17/2020(e),(h)	460	465	3.00%, 04/10/2020(e)	741	738
Peninsula Gaming LLC, Term Loan B			Cumulus Media Holdings Inc, Term Loan
4.25%, 11/30/2017(e)	984	987	7.50%, 01/14/2019(e)	223	228
WMG Acquisition Corp, Term Loan B			Cumulus Media Holdings Inc, Term Loan B
3.75%, 07/07/2020(e)	2,233	2,235	4.50%, 09/17/2018(e)	291	293
		$6,121	Kabel Deutschland Vertrieb und Service
			GmbH, Term Loan F
Environmental Control - 0.01%			3.25%, 02/01/2019(e)	380	379
ADS Waste Holdings Inc, Term Loan B			NEP Broadcasting LLC, Term Loan B
4.25%, 10/05/2019(e)	244	245	4.75%, 01/03/2020(e)	2,149	2,162
			Univision Communications Inc, Term Loan
			4.50%, 02/28/2020(e)	87	87
Food- 0.07%			Univision Communications Inc, Term Loan
HJ Heinz Co, Term Loan B2
3.50%, 03/27/2020(e)	1,700	1,717	C1
			4.50%, 02/28/2020(e)	856	859
			Univision Communications Inc, Term Loan
Forest Products & Paper - 0.13%			C2
Caraustar Industries Inc, Term Loan B			4.50%, 02/22/2020(e)	2,284	2,293
7.50%, 04/26/2019(e)	1,090	1,109	Univision Communications Inc, Term Loan
Exopack LLC, Term Loan B			C3
5.00%, 05/31/2017(e)	2,040	2,039	4.00%, 03/01/2020(e)	160	159
		$3,148	Virgin Media Investment Holdings Ltd, Term
			Loan B
Healthcare - Products - 0.03%			3.50%, 02/15/2020(e)	1,430	1,428
BSN medical GmbH & Co KG, Term Loan			WideOpenWest Finance LLC, Term Loan B
B1			4.75%, 03/27/2019(e)	851	858
5.00%, 08/28/2019(e)	200	200
Kinetic Concepts Inc, Term Loan D1					$9,484
4.50%, 05/04/2018(e)	568	572	Mining - 0.03%
		$772	FMG Resources August 2006 Pty Ltd, Term
			Loan B
Healthcare - Services - 0.10%			5.25%, 10/12/2017(e)	576	580
HCA Inc, Term Loan B4
2.94%, 05/01/2018(e)	1,420	1,424
MultiPlan Inc, Term Loan B			Oil & Gas - 0.12%
4.00%, 08/26/2017(e)	995	1,003	Chesapeake Energy Corp, Term Loan B
		$2,427	5.75%, 12/02/2017(e)	2,070	2,120

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)					Federal Home Loan Mortgage Corporation (FHLMC)
EP Energy LLC, Term Loan B3					(continued)
3.50%, 05/24/2018(e)	$725		$725		3.50%, 08/01/2042	$9,176		$9,237
					3.50%, 12/01/2042	11,768		11,852
			$2,845		4.00%, 10/01/2041	2,231		2,314
Pharmaceuticals - 0.17%					4.00%, 11/01/2041	4,536		4,717
Grifols Inc, Term Loan B					4.00%, 12/01/2041	5,456		5,689
4.25%, 06/01/2017(e)	505		509		4.50%, 04/01/2031	3,998		4,285
NBTY Inc, Term Loan B2					4.50%, 06/01/2040	2,233		2,385
3.50%, 10/01/2017(e)	227		228		4.50%, 08/01/2040	244		257
Par Pharmaceutical Cos Inc, Term Loan B					4.50%, 01/01/2041	5,474		5,849
4.25%, 09/28/2019(e)	1,985		1,995		4.50%, 04/01/2041	14,872		15,760
Valeant Pharmaceuticals International Inc,					5.00%, 03/01/2018	743		786
Term Loan BE					5.00%, 05/01/2018	513		543
0.00%, 06/26/2020(e),(h)	1,315		1,332		5.00%, 10/01/2018	395		418
			$4,064		5.00%, 01/01/2019	529		560
					5.00%, 06/01/2031	2,436		2,694
Pipelines - 0.03%					5.00%, 12/01/2038	512		548
NGPL PipeCo LLC, Term Loan B					5.00%, 02/01/2039	3,023		3,237
6.75%, 05/04/2017(e)	764		731		5.00%, 08/01/2040	4,936		5,385
					5.04%, 07/01/2034(e)	36		38
REITS- 0.04%					5.50%, 03/01/2018	204		220
iStar Financial Inc, Term Loan					5.50%, 08/01/2023	1,711		1,853
0.00%, 10/15/2017(e),(h)	295		296		5.50%, 06/01/2024	196		214
5.22%, 03/19/2016(e)	1		1		5.50%, 04/01/2033	83		90
iStar Financial Inc, Term Loan A2					5.50%, 05/01/2033	212		231
7.00%, 06/30/2014(e)	525		546		5.50%, 10/01/2033	168		184
			$843		5.50%, 12/01/2033	1,552		1,726
					5.50%, 11/01/2036	1,883		2,070
Retail - 0.41%					5.50%, 04/01/2038	519		577
Academy Ltd, Term Loan B					5.50%, 04/01/2038	500		541
0.00%, 08/03/2018(e),(h)	1,052		1,059		5.50%, 08/01/2038	1,202		1,337
DineEquity Inc, Term Loan B2					5.50%, 03/01/2040	1,982		2,180
3.75%, 10/19/2017(e)	347		352		6.00%, 07/01/2017	32		34
Dunkin' Brands Inc, Term Loan B3					6.00%, 03/01/2022	79		86
3.75%, 02/14/2020(e)	2,181		2,191		6.00%, 07/01/2023	659		718
JC Penney Corp Inc, Term Loan					6.00%, 06/01/2028	8		9
6.00%, 05/21/2018(e)	785		789		6.00%, 01/01/2029	3		3
Michaels Stores Inc, Term Loan B					6.00%, 03/01/2031	18		20
3.75%, 01/24/2020(e)	1,731		1,736		6.00%, 04/01/2031	2		3
Neiman Marcus Group Inc/The, Term Loan B					6.00%, 12/01/2031	104		117
4.00%, 05/16/2018(e)	3,095		3,101		6.00%, 12/01/2032	102		114
Serta Simmons Holdings LLC, Term Loan B					6.00%, 02/01/2033	207		231
5.00%, 09/19/2019(e)	403		406		6.00%, 12/01/2033	111		124
			$9,634		6.00%, 10/01/2036(e)	1,031		1,136
					6.00%, 12/01/2037(e)	1,402		1,545
Semiconductors - 0.04%					6.00%, 01/01/2038(e)	184		202
Freescale Semiconductor Inc, Term Loan B4
5.00%, 02/13/2020(e)	1,011		1,021		6.00%, 01/01/2038	1,024		1,138
					6.00%, 07/01/2038	3,603		3,928
					6.50%, 06/01/2017	87		92
Telecommunications - 0.08%					6.50%, 03/01/2029	15		18
Integra Telecom Holdings Inc, Term Loan					6.50%, 03/01/2029	1		1
5.25%, 02/19/2020(e)	1,047		1,076		6.50%, 05/01/2029	25		28
9.75%, 02/19/2020(e)	280		287		6.50%, 04/01/2031	12		14
Level 3 Financing Inc, Term Loan B					6.50%, 06/01/2031	1		1
5.18%, 08/01/2019(e)	505		508		6.50%, 09/01/2031	4		5
			$1,871		6.50%, 02/01/2032	8		9
					6.50%, 02/01/2032	2		2
Transportation - 0.03%					6.50%, 05/01/2032	31		35
State Class Tankers II LLC, Term Loan B					6.50%, 04/01/2035	352		396
6.75%, 06/19/2020(e)	630		633
					6.50%, 10/01/2035	170		191
					7.00%, 12/01/2029	13		15
TOTAL SENIOR FLOATING RATE INTERESTS			$82,807		7.00%, 06/01/2030	25		29
U.S. GOVERNMENT & GOVERNMENT	Principal				7.00%, 12/01/2030	12		14
AGENCY OBLIGATIONS - 45.22%	Amount (000's)	Value	(000	's)	7.00%, 06/01/2031	1		1
Federal Home Loan Mortgage Corporation (FHLMC) -		4.96%			7.00%, 09/01/2031	4		4
					7.50%, 09/01/2030	4		5
2.49%, 12/01/2035(e)	$60		$63		7.50%, 09/01/2030	3		4
2.62%, 01/01/2034(e)	130		137		7.50%, 01/01/2031	24		29
2.71%, 05/01/2037(e)	381		406		7.50%, 03/01/2031	6		8
3.50%, 04/01/2042	17,719		17,853		7.50%, 02/01/2032	13		16

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal Home Loan Mortgage Corporation (FHLMC)					Federal National Mortgage Association (FNMA) (continued)
(continued)					5.50%, 04/01/2038	$9,406		$10,237
8.00%, 09/01/2030	$116		$132		5.50%, 12/01/2038	3,326		3,622
			$116,693		5.50%, 01/01/2040	2,833		3,099
Federal National Mortgage Association (FNMA) - 17.01%					5.50%, 04/01/2040	961		1,064
1.80%, 10/01/2034(e)	253		264		5.50%, 05/01/2040	1,867		2,055
2.27%, 09/01/2038(e)	2,710		2,841		5.50%, 05/01/2040	1,942		2,125
2.42%, 01/01/2033(e)	131		138		6.00%, 10/01/2021	683		742
2.46%, 07/01/2033(e)	1,722		1,821		6.00%, 02/01/2023	49		54
2.46%, 04/01/2036(e)	391		415		6.00%, 02/01/2038(e)	2,623		2,867
2.48%, 02/01/2036(e)	40		40		6.00%, 05/01/2038	379		422
2.50%, 08/01/2028(i)	19,600		19,585		6.00%, 05/01/2038	844		923
2.50%, 03/01/2035(e)	365		386		6.00%, 08/01/2038	1,944		2,176
2.51%, 07/01/2034(e)	513		543		6.00%, 08/01/2038	749		830
2.53%, 12/01/2032(e)	207		220		6.00%, 12/01/2038	5,003		5,466
2.76%, 04/01/2033(e)	247		262		6.10%, 12/01/2036(e)	1,055		1,131
2.76%, 03/01/2035(e)	5,446		5,817		6.50%, 07/01/2016	2		2
2.85%, 08/01/2035(e)	342		358		6.50%, 02/01/2017	12		12
3.00%, 08/01/2025(i)	59,000		60,703		6.50%, 03/01/2017	7		8
3.00%, 12/01/2040	248		241		6.50%, 04/01/2017	2		2
3.00%, 11/01/2042	892		865		6.50%, 08/01/2017	78		82
3.00%, 05/01/2043	9,960		9,667		6.50%, 05/01/2022	18		20
3.00%, 08/01/2043(i)	24,900		24,134		6.50%, 12/01/2031	8		10
3.32%, 04/01/2041(e)	2,123		2,205		6.50%, 02/01/2032	6		7
3.50%, 08/01/2025(i)	7,950		8,336		6.50%, 02/01/2032	6		6
3.50%, 12/01/2025	3,395		3,572		6.50%, 04/01/2032	8		9
3.50%, 04/01/2027	1,670		1,754		6.50%, 06/01/2032	4		5
3.50%, 01/01/2041	495		500		6.50%, 08/01/2032	24		27
3.50%, 03/01/2042	5,056		5,107		6.50%, 07/01/2037	1,070		1,204
3.50%, 10/01/2042	16,856		16,753		6.50%, 07/01/2037	957		1,077
3.50%, 02/01/2043	18,289		18,178		6.50%, 12/01/2037	1,541		1,712
3.50%, 04/01/2043	4,713		4,684		6.50%, 02/01/2038	924		1,032
4.00%, 08/01/2020	3,433		3,632		6.50%, 03/01/2038	530		592
4.00%, 08/01/2025(i)	3,350		3,547		6.50%, 09/01/2038	2,482		2,776
4.00%, 02/01/2031	863		897		7.00%, 02/01/2032	19		22
4.00%, 02/01/2031	976		1,015		7.00%, 03/01/2032	71		81
4.00%, 05/01/2031	1,903		1,979		7.50%, 08/01/2032	25		30
4.00%, 06/01/2031	2,971		3,097					$399,785
4.00%, 12/01/2040	10,967		11,443		Government National Mortgage Association (GNMA) -
4.00%, 12/01/2040	5,322		5,560		8.37%
4.00%, 12/01/2040	7,978		8,303		1.50%, 07/20/2043(e)	2,100		2,088
4.00%, 01/01/2041	15,538		16,172		2.00%, 04/20/2043(e)	2,986		3,032
4.00%, 03/01/2043	4,437		4,611		3.00%, 08/01/2043(i)	6,600		6,459
4.00%, 05/01/2043	15,932		16,642		3.50%, 03/15/2042	2,785		2,843
4.50%, 05/01/2031	8,993		9,621		3.50%, 04/15/2042	2,623		2,677
4.50%, 12/01/2039	122		129		3.50%, 05/15/2042	10,477		10,687
4.50%, 05/01/2040	2,885		3,083		3.50%, 10/15/2042	2,958		3,017
4.50%, 05/01/2040	2,575		2,762		3.50%, 08/01/2043(i)	34,200		34,820
4.50%, 07/01/2040	1,755		1,875		4.00%, 08/01/2041(i)	25,000		26,090
4.50%, 01/01/2041	2,403		2,568		4.00%, 10/15/2041	6,837		7,225
4.50%, 02/01/2041	29,402		31,416		4.00%, 02/15/2042	2,579		2,725
4.50%, 09/01/2041	1,485		1,575		4.00%, 04/20/2042	7,238		7,575
5.00%, 03/01/2018	236		253		4.50%, 06/20/2025	10,702		11,412
5.00%, 12/01/2039	232		256		4.50%, 09/15/2039	906		987
5.00%, 02/01/2040	650		706		4.50%, 01/20/2040	4,302		4,630
5.00%, 04/01/2040	1,213		1,317		4.50%, 08/20/2040	8,876		9,493
5.00%, 08/01/2040(i)	15,000		16,162		4.50%, 10/20/2040	3,306		3,534
5.00%, 05/01/2041	6,152		6,788		4.50%, 11/15/2040	14,176		15,309
5.32%, 10/01/2036(e)	353		377		4.50%, 04/15/2041	7,920		8,500
5.50%, 09/01/2017	40		43		4.50%, 07/15/2041	3,378		3,625
5.50%, 10/01/2017	54		57		4.50%, 08/20/2042	1,342		1,430
5.50%, 06/01/2020	774		820		5.00%, 11/15/2033	5,036		5,472
5.50%, 09/01/2020	1,421		1,539		5.00%, 06/15/2034	114		124
5.50%, 02/01/2023	123		134		5.00%, 10/20/2039	617		671
5.50%, 06/01/2023	391		425		5.00%, 07/20/2040	1,053		1,139
5.50%, 07/01/2023	9		10		5.00%, 09/20/2041	1,685		1,831
5.50%, 07/01/2033	457		500		5.00%, 11/20/2041	2,627		2,838
5.50%, 09/01/2033	493		540		5.00%, 02/20/2042	281		310
5.50%, 08/01/2036	4,367		4,757		5.00%, 06/20/2042	6,881		7,479
5.50%, 02/01/2037	233		256		5.50%, 10/15/2033	1,704		1,920

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value (000's)

Government National Mortgage Association (GNMA)				Banks (continued)
(continued)				Investment in Joint Trading Account; Deutsche $	16,871	$16,870
5.50%, 05/20/2035	$226	$249
5.50%, 02/15/2038	2,560	2,788		Bank Repurchase Agreement; 0.09% dated
				07/31/2013 maturing 08/01/2013
6.00%, 07/20/2028	85	94		(collateralized by US Government
6.00%, 11/20/2028	76	84
6.00%, 01/20/2029	84	95		Securities; $17,207,978; 0.00% - 1.38%;
				dated 10/28/13 - 03/09/18)
6.00%, 07/20/2029	18	20		Investment in Joint Trading Account; JP	9,733	9,733
6.00%, 08/15/2031	43	48
6.00%, 01/15/2032	10	11		Morgan Repurchase Agreement; 0.06%
				dated 07/31/2013 maturing 08/01/2013
6.00%, 02/15/2032	111	123		(collateralized by US Government
6.00%, 02/15/2033	75	84
6.00%, 12/15/2033	88	98		Securities; $9,927,676; 0.00% - 9.38%;
				dated 08/03/13 - 05/15/30)
6.00%, 03/15/2039	2,372	2,624		Investment in Joint Trading Account; Merrill	7,610	7,610
6.50%, 03/20/2028	15	18
6.50%, 05/20/2029	13	15		Lynch Repurchase Agreement; 0.05%
6.50%, 02/20/2032	7	8		dated 07/31/2013 maturing 08/01/2013
				(collateralized by US Government
6.50%, 10/15/2032	43	49		Securities; $7,761,834; 0.25% - 3.13%;
6.50%, 12/15/2032	235	262
7.00%, 06/15/2031	27	32		dated 07/31/15 - 02/15/43)
7.00%, 07/15/2031	3	3				$42,556
7.00%, 06/15/2032	165	192		TOTAL REPURCHASE AGREEMENTS		$42,556
8.00%, 01/20/2031	9	11		Total Investments		$2,548,942
		$196,850		Liabilities in Excess of Other Assets, Net - (8.41)%		$(197,801)
				TOTAL NET ASSETS - 100.00%		$2,351,141
U.S. Treasury - 14.88%
0.13%, 08/31/2013	3,625	3,625
0.25%, 05/15/2015	700	700		(a) Non-Income Producing Security
0.63%, 05/31/2017	22,480	22,183		(b) Security is Illiquid
0.75%, 06/30/2017	22,000	21,783		(c)		Fair value of these investments is determined in good faith by the
0.75%, 10/31/2017	200	197		Manager under procedures established and periodically reviewed by the
1.00%, 08/31/2016	22,770	23,007		Board of Directors. At the end of the period, the fair value of these
1.00%, 03/31/2017	2,450	2,458		securities totaled $7,627 or 0.32% of net assets.
1.00%, 05/31/2018	100,525	98,923		(d)		Security exempt from registration under Rule 144A of the Securities Act of
1.25%, 10/31/2015	35,100	35,786		1933. These securities may be resold in transactions exempt from
1.38%, 12/31/2018	10,000	9,916		registration, normally to qualified institutional buyers. Unless otherwise
1.50%, 07/31/2016	20,465	20,996		indicated, these securities are not considered illiquid. At the end of the
1.75%, 05/15/2022	75	71		period, the value of these securities totaled $412,002 or 17.52% of net
1.75%, 05/15/2023	23,900	22,167		assets.
1.88%, 08/31/2017(j)	22,925	23,663		(e)	Variable Rate. Rate shown is in effect at July 31, 2013.
1.88%, 06/30/2020	23,500	23,318		(f) Security purchased on a when-issued basis.
2.00%, 02/15/2023	35	33		(g)		Payment in kind; the issuer has the option of paying additional securities
2.38%, 05/31/2018	275	288		in lieu of cash.
2.63%, 04/30/2016	300	317		(h)		This Senior Floating Rate Note will settle after July 31, 2013, at which
2.63%, 01/31/2018	10,000	10,616		time the interest rate will be determined.
3.13%, 05/15/2019	500	541		(i)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.13%, 02/15/2042	2,535	2,312		Notes to Financial Statements for additional information.
3.25%, 12/31/2016	100	108		(j)		Security or a portion of the security was pledged to cover margin
4.38%, 05/15/2040	14,500	16,596		requirements for swap and/or swaption contracts. At the end of the period,
4.50%, 02/15/2036	5,000	5,825		the value of these securities totaled $4,839 or 0.21% of net assets.
4.75%, 02/15/2041	80	97
5.38%, 02/15/2031	25	32
6.13%, 08/15/2029	25	34		Portfolio Summary (unaudited)
6.75%, 08/15/2026	3,000	4,237		Sector		Percent
		$349,829		Mortgage Securities		37.61%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Financial		15.22%
OBLIGATIONS		$1,063,157		Government		15.22%
	Maturity			Asset Backed Securities		9.50%
REPURCHASE AGREEMENTS - 1.81%	Amount (000's)	Value(000	's)	Communications		6.26%
Banks- 1.81%				Consumer, Non-cyclical		5.96%
Investment in Joint Trading Account; Credit	$8,343	$8,343		Energy		5.72%
Suisse Repurchase Agreement; 0.05%				Consumer, Cyclical		4.86%
dated 07/31/2013 maturing 08/01/2013				Basic Materials		2.70%
(collateralized by US Government				Industrial		2.13%
Securities; $8,509,443; 0.00% - 11.25%;				Utilities		2.06%
dated 02/15/15 - 08/15/40)				Technology		1.02%
				Diversified		0.15%
				Liabilities in Excess of Other Assets, Net		(8.41)%
				TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2013 (unaudited)

Credit Default Swaps

Buy Protection
Counterparty (Issuer)		Reference Entity		(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC		CDX.EM.19		(5.00)%	06/20/2018	$7,400	$(629)		$(664)	$35
Barclays Bank PLC		CDX.EM.19		(5.00)%	06/20/2018	7,100	(603)		(572)	(31)
Barclays Bank PLC		CDX.NA.HY.20		(5.00)%	06/20/2018	2,000	(114)		(98)	(16)
Barclays Bank PLC		CDX.NA.HY.20		(5.00)%	06/20/2018	48,000	(2,743)	(1,660)		(1,083)
Barclays Bank PLC		CMBX.NA.AAA4		(0.35)%	02/17/2051	6,210	189		482	(293)
Deutsche Bank AG		CMBX.NA.AAA3		(0.08)%	12/13/2049	6,250	200		272	(72)
JP Morgan Chase		CDX.EM.19		(5.00)%	06/20/2018	6,700	(569)		(607)	38
JP Morgan Chase		CDX.NA.IG		(1.00)%	06/20/2018	48,000	(575)		(269)	(306)
Total							$(4,844)		$(3,116)	$(1,728)

Amounts in thousands

Foreign Currency Contracts

Foreign Currency Purchase										Net Unrealized
Contracts		Counterparty		Delivery Date	Contracts to Accept In Exchange For			Fair Value	Appreciation/(Depreciation)
Japanese Yen		Brown Brothers Harriman & Co		09/12/2013	36,304,583		$368	$371		$3
Total										$3

Foreign Currency Sale										Net Unrealized
Contracts		Counterparty		Delivery Date	Contracts to Deliver In Exchange For			Fair Value	Appreciation/(Depreciation)
Australian Dollar		Brown Brothers Harriman & Co		09/12/2013	64,425		$61	$58		$3
British Pound Sterling		Brown Brothers Harriman & Co		09/12/2013	195,432		304	297		7
Canadian Dollar		Brown Brothers Harriman & Co		09/12/2013	119,811		118	117		1
Danish Krone		Brown Brothers Harriman & Co		09/12/2013	204,603		36	36		—
Euro		Brown Brothers Harriman & Co		09/12/2013	1,838,976		2,436	2,447		(11)
Japanese Yen		Brown Brothers Harriman & Co		09/12/2013	113,620,564		1,149	1,161		(12)
Mexican Peso		Brown Brothers Harriman & Co		09/12/2013	595,692		45	46		(1)
Polish Zloty		Brown Brothers Harriman & Co		09/12/2013	100,611		31	31		—
Swedish Krona		Brown Brothers Harriman & Co		09/12/2013	265,809		40	41		(1)
Swiss Franc		Brown Brothers Harriman & Co		09/12/2013	14,700		16	16		—
Total										$(14)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed		Notional		Upfront Premiums			Unrealized
(Issuer)	Floating Rate Index	Floating Rate	Rate	Expiration Date	Amount	Fair Value	Paid/(Received)			Appreciation/(Depreciation)
Deutsche Bank AG 3 Month LIBOR		Receive	1.74%	09/04/2022	$8,000	$604	$	—		$604
Morgan Stanley & 3 Month LIBOR		Receive	2.38%	09/04/2032	8,000	1,287		—		1,287
Co
Total						$1,891	$	—		$1,891

Amounts in thousands

See accompanying notes

Schedule of Investments
California Municipal Fund
July 31, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS - 103.48%	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

California - 101.42%				California (continued)
Alum Rock Union Elementary School				Carson Redevelopment Agency (credit
District				support from NATL-RE)
5.25%, 08/01/2043	$1,000	$1,026		5.50%, 10/01/2016	$1,000	$1,094
Anaheim Public Financing Authority				City of Alhambra CA (credit support from
5.25%, 10/01/2034	1,000	1,063		NATL-RE)
Baldwin Park Financing Authority				6.13%, 09/02/2018	3,155	3,164
4.63%, 08/01/2016	1,130	1,163		City of Bakersfield CA Wastewater
Barstow Redevelopment Agency (credit				Revenue (credit support from AGM)
support from NATL-RE)				5.00%, 09/15/2032	2,000	2,055
7.00%, 09/01/2014	340	352		City of Chula Vista CA (credit support from
7.00%, 09/01/2014	175	180		NATL-RE)
Bay Area Governments Association (credit				5.00%, 08/01/2027	3,000	3,023
support from XLCA)				City of Compton CA Water Revenue
5.25%, 09/01/2029	2,000	1,900		6.00%, 08/01/2039	1,250	1,132
Bay Area Toll Authority				City of Los Angeles Department of Airports
5.13%, 04/01/2039	3,000	3,102		5.00%, 05/15/2035	2,000	2,044
Berkeley Unified School District/CA (credit				5.13%, 05/15/2033	1,230	1,266
support from ASSURED GTY)				City of San Francisco CA Public Utilities
5.00%, 08/01/2031	1,250	1,306		Commission Water Revenue
California Educational Facilities Authority				5.00%, 11/01/2029	2,210	2,347
5.00%, 01/01/2038(a)	1,379	1,427		5.00%, 11/01/2036	2,010	2,085
5.00%, 10/01/2038(a)	900	931		City of Torrance CA
5.00%, 01/01/2039(a)	3,642	3,789		6.00%, 06/01/2022	1,000	1,004
5.25%, 10/01/2039(a)	6,500	6,943		City of Turlock CA
5.38%, 04/01/2034	1,000	1,034		5.13%, 10/15/2031	1,000	1,048
California Health Facilities Financing				5.13%, 10/15/2037	1,000	1,020
Authority				City of Vernon CA Electric System Revenue
4.00%, 03/01/2033	2,000	1,696		5.13%, 08/01/2021	2,000	2,154
4.00%, 03/01/2043	1,000	787		Coachella Redevelopment Agency
5.00%, 11/15/2036	1,895	1,882		5.88%, 12/01/2028	1,755	1,756
5.75%, 09/01/2039	2,000	2,072		Coachella Valley Unified School
6.00%, 07/01/2039	2,000	2,266		District/CA (credit support from AGM)
6.50%, 10/01/2038	985	1,129		0.00%, 08/01/2039(c)	5,300	1,117
6.50%, 10/01/2038	15	19		County of Sacramento CA Airport System
California Infrastructure & Economic				Revenue
Development Bank (credit support from				5.00%, 07/01/2040	2,000	2,030
NATL-RE FGIC ST INTERCEPT)				County of Santa Clara CA
5.00%, 08/15/2018	500	519		3.25%, 08/01/2035	1,500	1,115
California Pollution Control Financing				Desert Hot Springs Redevelopment Agency
Authority				5.60%, 09/01/2038	2,000	1,411
5.00%, 07/01/2037(b)	4,000	3,441		Dinuba Financing Authority
5.00%, 11/21/2045(b)	2,500	2,080		5.38%, 09/01/2038	1,000	867
California Pollution Control Financing				East Bay Municipal Utility District
Authority (credit support from AMBAC-				5.00%, 06/01/2036	1,000	1,059
TCRS)				El Monte Union High School District (credit
5.85%, 06/01/2021	2,500	2,509		support from ASSURED GTY)
California State Department of Water				5.50%, 06/01/2034	2,000	2,127
Resources				Escondido Union High School District
5.00%, 12/01/2028	1,680	1,851		0.00%, 08/01/2041(c)	1,000	201
California State University				Fontana Redevelopment Agency (credit
5.25%, 11/01/2038	2,000	2,107		support from NATL-RE)
California State University (credit support				5.20%, 09/01/2030	1,000	964
from AGM)				Foothill-De Anza Community College
5.00%, 11/01/2039	1,000	1,007		District
California Statewide Communities				5.00%, 08/01/2040	1,500	1,541
Development Authority				Highland Redevelopment Agency (credit
5.00%, 05/15/2042	1,620	1,497		support from AMBAC)
5.25%, 11/01/2030	1,500	1,539		5.00%, 12/01/2028	3,000	2,912
7.25%, 11/15/2041	1,500	1,632		Indio Redevelopment Agency
California Statewide Communities				5.63%, 08/15/2035	1,355	1,278
Development Authority (credit support from				La Verne Public Financing Authority
CA MTG INS)				7.25%, 09/01/2026	800	801
6.25%, 08/15/2028	2,250	2,573		Lake Elsinore Public Financing Authority
California Statewide Communities				5.80%, 09/02/2015	580	582
Development Authority (credit support from				Lancaster Redevelopment Agency
FHA INS)				6.88%, 08/01/2039	1,000	1,072
6.25%, 08/01/2024	840	1,005		Los Angeles Community Redevelopment
California Statewide Financing Authority				Agency (credit support from NATL-RE)
6.00%, 05/01/2043	1,550	1,541		5.40%, 07/01/2024	2,500	2,500

See accompanying notes

Schedule of Investments
California Municipal Fund
July 31, 2013 (unaudited)

	Principal					Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

California (continued)					California (continued)
Los Angeles Department of Water & Power					San Bernardino County Redevelopment
5.38%, 07/01/2038	$1,000		$1,091		Agency (credit support from RADIAN)
Los Angeles Unified School District/CA					5.00%, 09/01/2018	$1,565		$1,627
5.00%, 07/01/2029	2,000		2,103		San Diego Community College District
Los Angeles Unified School					5.25%, 08/01/2033(a)	1,950		2,158
District/CA (credit support from AGM)					San Diego County Regional Airport
5.00%, 07/01/2032	1,000		1,026		Authority
Merced Union High School District					5.00%, 07/01/2040	2,250		2,259
0.00%, 08/01/2032(c)	3,380		1,186		San Diego Public Facilities Financing
Metropolitan Water District of Southern					Authority Water Revenue
California (credit support from AGM)					5.38%, 08/01/2034	2,000		2,162
5.00%, 07/01/2035	1,250		1,299		San Diego Redevelopment Agency
Morongo Band of Mission Indians/The					6.40%, 09/01/2019	1,000		1,002
6.50%, 03/01/2028(b)	1,000		1,088		San Francisco Bay Area Rapid Transit
Needles Public Utility Authority					District
6.50%, 02/01/2022	2,580		2,541		5.00%, 07/01/2028	1,755		1,892
Norco Financing Authority (credit support					San Francisco City & County Airports
from AGM)					Commission-San Francisco International
5.63%, 10/01/2034	1,000		1,054		Airport
Northern Inyo County Local Hospital District					5.00%, 05/01/2040	1,000		1,015
5.00%, 12/01/2029	1,010		942		San Francisco City & County Redevelopment
Ontario Redevelopment Financing					Agency
Authority (credit support from AMBAC)					6.50%, 08/01/2039	1,000		1,096
5.50%, 08/01/2016	1,055		1,059		San Luis Obispo County Financing
Ontario Redevelopment Financing					Authority (credit support from AGM)
Authority (credit support from NATL-RE)					5.00%, 08/01/2030	1,000		1,030
5.25%, 08/01/2016	1,060		1,062		San Ramon Valley Unified School
Palm Desert Financing Authority (credit					District/CA
support from NATL-RE)					3.00%, 08/01/2029	2,765		2,200
5.00%, 08/01/2022	1,280		1,285		3.13%, 08/01/2033	1,000		753
Palo Alto Unified School District					Santa Clara County Financing Authority
3.00%, 07/01/2031	1,775		1,452		5.25%, 05/15/2036	2,000		2,118
Perris Public Financing Authority					Semitropic Improvement District
5.30%, 10/01/2026	2,805		2,707		5.00%, 12/01/2038	2,000		2,062
Pittsburg Unified School District					Sierra View Local Health Care District/CA
0.00%, 08/01/2036(c)	1,365		345		5.25%, 07/01/2032	1,500		1,448
Pittsburg Unified School District (credit					South Gate Public Financing Authority (credit
support from FSA)					support from AMBAC)
5.50%, 08/01/2031	1,000		1,099		5.25%, 09/01/2022	2,090		2,092
Pomona Public Financing Authority (credit					South Gate Public Financing Authority (credit
support from NATL-RE)					support from XLCA)
5.00%, 02/01/2021	5,000		5,001		5.00%, 09/01/2016	1,145		1,159
Pomona Unified School District (credit					Southern California Public Power Authority
support from NATL-RE)					5.25%, 07/01/2029	695		738
6.15%, 08/01/2030	1,000		1,118		5.25%, 07/01/2031	695		731
Poway Unified School District					State of California
0.00%, 08/01/2036(c)	4,000		1,088		5.25%, 11/01/2040	1,500		1,543
Richmond Joint Powers Financing Authority					5.75%, 04/01/2031	675		733
6.25%, 07/01/2024	1,000		1,113		6.00%, 03/01/2033	2,000		2,282
Ripon Unified School District (credit support					6.00%, 04/01/2038	3,000		3,356
from BAM)					Stockton East Water District (credit support
0.00%, 08/01/2031(c)	945		327		from NATL-RE FGIC)
0.00%, 08/01/2033(c)	1,110		337		5.25%, 04/01/2022	1,780		1,780
Riverside County Public Financing Authority					Tobacco Securitization Authority of Southern
5.80%, 05/15/2029	2,100		1,134		California
Riverside County Transportation Commission					5.13%, 06/01/2046	1,500		1,135
5.00%, 06/01/2032	1,500		1,564		Tracy Area Public Facilities Financing
Rocklin Unified School District (credit					Agency (credit support from NATL-RE)
support from NATL-RE FGIC)					5.88%, 10/01/2013	100		101
0.00%, 08/01/2019(c)	1,360		1,009		Tustin Public Financing Authority
0.00%, 08/01/2020(c)	1,415		994		5.00%, 04/01/2041	1,000		1,032
0.00%, 08/01/2023(c)	1,225		732		Twin Rivers Unified School District
Rosedale-Rio Bravo Water Storage District					0.00%, 04/01/2014(c)	1,500		1,493
Kern County					University of California
5.00%, 01/01/2032	3,000		2,978		5.25%, 05/15/2039(a)	3,000		3,175
Salinas Valley Solid Waste Authority (credit					Upland Community Facilities District
support from AMBAC)					5.00%, 09/01/2031	1,110		1,101
5.25%, 08/01/2027	1,975		1,980		Walnut Energy Center Authority
5.25%, 08/01/2031	2,000		2,000		5.00%, 01/01/2035	2,000		2,013

See accompanying notes

Schedule of Investments California Municipal Fund July 31, 2013 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

California (continued)
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	$1,700	$1,767
		$195,904

Guam- 1.00%
Guam Power Authority
5.00%, 10/01/2034	2,000	1,929

Puerto Rico - 1.06%
Puerto Rico Sales Tax Financing Corp
6.50%, 08/01/2044	2,000	2,045

TOTAL MUNICIPAL BONDS		$199,878
Total Investments		$199,878
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.99)%
Notes with interest rates of 0.07% and 0.08%	$(11,576)	$(11,576)
at July 31, 2013 and contractual maturity of
collateral from 2016-2017.(d)
Total Net Investments		$188,302
Other Assets in Excess of Liabilities, Net - 2.51%		$4,857
TOTAL NET ASSETS - 100.00%		$193,159

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $6,609 or 3.42% of net assets.
(c)	Non-Income Producing Security
(d)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2013

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	50.49%
Insured	30.78%
General Obligation Unlimited	12.72%
Tax Allocation	4.83%
Certificate Participation	3.20%
Special Tax	0.87%
Prerefunded	0.59%
Liability For Floating Rate Notes Issued	(5.99)%
Other Assets in Excess of Liabilities, Net	2.51%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

CONVERTIBLE PREFERRED STOCKS -						Principal
0.20%	Shares Held	Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Banks- 0.20%					Banks (continued)
Wells Fargo & Co	5,800		$6,746		Eksportfinans ASA
					5.50%, 05/25/2016		$1,700		$1,759
TOTAL CONVERTIBLE PREFERRED STOCKS			$6,746		5.50%, 06/26/2017		1,400		1,451
PREFERRED STOCKS - 0.31%	Shares Held	Value	(000	's)	Export-Import Bank of Korea
					5.13%, 06/29/2020		1,400		1,520
REITS- 0.31%					5.88%, 01/14/2015		8,000		8,522
Sovereign Real Estate Investment Trust (a),(b)	8,000		10,445
					Fifth Third Bancorp
					0.69%, 12/20/2016(c)		1,000		986
TOTAL PREFERRED STOCKS			$10,445		HSBC Bank PLC
	Principal				2.00%, 01/19/2014(b)		1,800		1,814
BONDS- 27.77%	Amount (000's)	Value	(000	's)	HSBC USA Inc
Airlines - 0.02%					2.38%, 02/13/2015		4,600		4,711
UAL 2009-1 Pass Through Trust					Intesa Sanpaolo SpA
					2.67%, 02/24/2014(b),(c)		4,100		4,113
10.40%, 05/01/2018	$493		$557
					JP Morgan Chase Bank NA
					0.60%, 06/13/2016(c)		3,500		3,440
Banks- 6.90%					Korea Development Bank/The
Ally Financial Inc					4.38%, 08/10/2015		7,400		7,833
3.48%, 02/11/2014(c)	12,900		13,011		8.00%, 01/23/2014		2,000		2,066
4.50%, 02/11/2014	900		911		Lloyds TSB Bank PLC
4.63%, 06/26/2015	1,100		1,136		12.00%, 12/29/2049(b)		12,100		16,214
6.75%, 12/01/2014	4,280		4,526		Morgan Stanley
6.75%, 12/01/2014	300		316		0.57%, 01/09/2014(c)		1,200		1,199
7.50%, 09/15/2020	1,100		1,277		National Bank of Canada
8.30%, 02/12/2015	6,000		6,472		2.20%, 10/19/2016(b)		700		723
American Express Bank FSB					Nordea Bank AB
6.00%, 09/13/2017	4,700		5,425		2.13%, 01/14/2014(b)		800		806
Australia & New Zealand Banking Group Ltd					Santander Issuances SAU
2.13%, 01/10/2014(b)	5,100		5,136		7.30%, 07/27/2019(c)	GBP	9,050		14,111
Banco Santander Brasil SA/Cayman Islands					Sumitomo Mitsui Banking Corp
4.25%, 01/14/2016(b)	2,900		2,980		1.95%, 01/14/2014(a),(b)		$2,200		2,213
4.50%, 04/06/2015(b)	500		514		Turkiye Garanti Bankasi AS
Banco Santander Chile					2.77%, 04/20/2016(b),(c)		1,100		1,081
1.87%, 01/19/2016(b),(c)	2,100		2,084		Wells Fargo & Co
Bank of America Corp					7.98%, 03/29/2049(c)		12,800		14,368
4.50%, 04/01/2015	10,000		10,509						$230,614
6.50%, 08/01/2016	10,100		11,445
Bank of America NA					Beverages - 0.07%
6.00%, 10/15/2036	2,200		2,492		Coca-Cola Enterprises Inc
Bank of Montreal					1.13%, 11/12/2013		2,300		2,304
2.85%, 06/09/2015(b)	1,800		1,873
Bank of Nova Scotia					Commercial Services - 0.29%
1.65%, 10/29/2015(b)	1,900		1,938		President and Fellows of Harvard College
1.95%, 01/30/2017(b)	200		205		6.50%, 01/15/2039(b)		7,400		9,786
Barclays Bank PLC
2.38%, 01/13/2014	500		504
5.20%, 07/10/2014	400		416		Diversified Financial Services - 2.83%
BBVA Bancomer SA/Texas					Banque PSA Finance SA
4.50%, 03/10/2016(b)	1,100		1,149		2.17%, 04/04/2014(a),(b),(c)		4,300		4,263
6.50%, 03/10/2021(b)	2,300		2,421		Bear Stearns Cos LLC/The
BPCE SA					7.25%, 02/01/2018		1,900		2,277
2.38%, 10/04/2013(b)	700		702		Ford Motor Credit Co LLC
12.50%, 08/29/2049(b)	8,000		9,890		7.00%, 10/01/2013		6,100		6,158
CIT Group Inc					General Electric Capital Corp
5.25%, 04/01/2014(b)	2,500		2,550		0.46%, 10/06/2015(c)		7,500		7,461
Citigroup Inc					7.50%, 08/21/2035		4,400		5,792
1.72%, 01/13/2014(c)	10,600		10,651		International Lease Finance Corp
2.28%, 08/13/2013(c)	2,200		2,201		4.88%, 04/01/2015		500		515
4.88%, 05/07/2015	2,200		2,326		5.65%, 06/01/2014		4,400		4,510
5.50%, 10/15/2014	10,400		10,943		5.75%, 05/15/2016		700		738
Credit Agricole SA					6.50%, 09/01/2014(b)		400		418
8.38%, 10/13/2049(b),(c)	2,200		2,365		6.75%, 09/01/2016(b)		1,700		1,870
Credit Suisse/New York NY					8.62%, 09/15/2015(c)		500		554
2.20%, 01/14/2014	1,700		1,713		Macquarie Group Ltd
Dexia Credit Local SA					7.30%, 08/01/2014 (b)		7,400		7,795
2.75%, 01/10/2014(b)	1,790		1,807		Merrill Lynch & Co Inc
2.75%, 01/10/2014	6,410		6,464		6.50%, 07/15/2018		200		231
Dexia Credit Local SA/New York NY					6.88%, 04/25/2018		1,700		1,995
0.74%, 04/29/2014(b),(c)	8,200		8,153		Northern Rock Asset Management PLC
2.75%, 04/29/2014(b)	5,100		5,179		5.63%, 06/22/2017(a),(b)		12,200		13,784

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

	Principal							Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)		Amount (000's)		Value	(000	's)

Diversified Financial Services (continued)						Home Equity Asset Backed Securities - 0.77%
SLM Corp						Argent Securities Inc Asset-Backed Pass-
3.88%, 09/10/2015		$600		$611		Through Certificates Series 2005-W2
5.00%, 10/01/2013		400		402		0.55%, 10/25/2035(c)			$2,400		$2,098
5.00%, 04/15/2015		5,800		5,974		Bear Stearns Asset Backed Securities I Trust
5.05%, 11/14/2014		4,000		4,130		2006-H E10
6.25%, 01/25/2016		2,500		2,662		0.39%, 12/25/2036(c)			3,907		3,503
8.78%, 09/15/2016(c),(d)	MXN	118,400		8,631		Bear Stearns Asset Backed Securities I Trust
Springleaf Finance Corp						2007 -HE3
4.13%, 11/29/2013	EUR	7,500		9,928		0.44%, 04/25/2037(c)			5,000		2,566
6.90%, 12/15/2017		$1,200		1,206		IXIS Real Estate Capital Trust 2005-HE1
SteelRiver Transmission Co LLC						0.97%, 06/25/2035(c)			1,978		1,912
4.71%, 06/30/2017(a),(b)		2,693		2,781		JP Morgan Mortgage Acquisition Trust 2006-
				$94,686		CW1
						0.43%, 05/25/2036(c)			6,100		4,268
Electric - 0.33%						Nomura Home Equity Loan Inc Home Equity
Centrais Eletricas Brasileiras SA						Loan Trust Series 2005-HE1
6.88%, 07/30/2019(b)		1,600		1,704		0.78%, 09/25/2035(c)			3,500		2,602
Duke Energy Carolinas LLC						RASC Series 2005-KS11 Trust
5.75%, 11/15/2013		2,300		2,334		0.59%, 12/25/2035(c)			10,300		8,908
Entergy Corp											$25,857
3.63%, 09/15/2015		4,500		4,667
Korea Hydro & Nuclear Power Co Ltd						Insurance - 0.64%
6.25%, 06/17/2014		900		938		American International Group Inc
Majapahit Holding BV						5.45%, 05/18/2017			2,000		2,224
7.75%, 01/20/2020		1,300		1,449		8.18%, 05/15/2068			6,300		7,702
				$11,092		8.25%, 08/15/2018			4,000		5,005
						Stone Street Trust
Finance - Mortgage Loan/Banker - 4.98%						5.90%, 12/15/2015(b)			6,000		6,507
Fannie Mae											$21,438
0.88%, 08/28/2017		8,400		8,260
0.88%, 02/08/2018		4,800		4,681		Investment Companies -	0.06%
0.88%, 05/21/2018		900		873		Temasek Financial I Ltd
1.13%, 04/27/2017		16,100		16,133		4.30%, 10/25/2019(b)			1,700		1,846
1.25%, 01/30/2017		7,100		7,173
5.00%, 02/13/2017		2,200		2,509
5.00%, 05/11/2017		8,000		9,138		Iron & Steel - 0.13%
						CSN Islands XI Corp
5.38%, 06/12/2017		700		810		6.88%, 09/21/2019(a)			1,800		1,760
Freddie Mac
						CSN Resources SA
0.88%, 03/07/2018		1,100		1,071		6.50%, 07/21/2020 (b)			700		656
1.00%, 03/08/2017		15,700		15,691
						Gerdau Holdings Inc
1.00%, 06/29/2017		21,600		21,490		7.00%, 01/20/2020 (b)			1,000		1,057
1.00%, 07/28/2017		13,200		13,054		Gerdau Trade Inc
1.00%, 09/29/2017		16,800		16,594		5.75%, 01/30/2021(b)			800		790
1.25%, 05/12/2017		6,500		6,534
1.25%, 08/01/2019		12,400		11,802							$4,263
1.25%, 10/02/2019		18,200		17,288		Media- 0.08%
1.75%, 05/30/2019		1,900		1,884		DISH DBS Corp
2.38%, 01/13/2022		2,100		2,039		6.63%, 10/01/2014			500		524
3.75%, 03/27/2019		6,700		7,360		7.00%, 10/01/2013			1,000		1,008
5.50%, 08/23/2017		2,000		2,333		7.75%, 05/31/2015			1,000		1,087
				$166,717							$2,619

Gas- 0.01%						Mining - 0.02%
ENN Energy Holdings Ltd						Corp Nacional del Cobre de Chile
6.00%, 05/13/2021(b)		200		213		7.50%, 01/15/2019(b)			500		606

Healthcare - Services - 0.63%						Mortgage Backed Securities - 4.89%
HCA Inc						Arran Residential Mortgages Funding 2010-1
8.50%, 04/15/2019		5,200		5,629		PLC
New York Society for the Relief of the						1.60%, 05/16/2047(b),(c)		EUR	3,764		5,071
Ruptured & Crippled Maintaining the						Banc of America Funding 2004-D Trust
Hospital						2.61%, 06/25/2034(c)			$147		145
3.50%, 01/01/2023(b)		14,695		15,485		Banc of America Large Loan Trust 2010-
				$21,114		HLTN
						2.49%, 11/15/2015(b),(c)			5,965		5,994
Holding Companies - Diversified - 0.02%						Banc of America Mortgage 2004-H Trust
Noble Group Ltd						3.10%, 09/25/2034(c)			3,217		3,154
6.75%, 01/29/2020		800		821		Banc of America Mortgage Trust 2005-11
						5.50%, 12/25/2020			742		768

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

	Principal							Principal
BONDS (continued)	Amount (000's)		Value	(000	's)		BONDS (continued)	Amount (000's)		Value	(000	's)

Mortgage Backed Securities (continued)							Mortgage Backed Securities (continued)
Banc of America Re-REMIC Trust 2009-							Merrill Lynch Mortgage Investors Trust Series
UBER2							MLCC 2005-2
5.66%, 02/24/2051(b),(c)		$14,500		$16,478			1.66%, 10/25/2035(c)		$7,499		$7,161
BCAP LLC 2011-RR4-I Trust							Merrill Lynch Mortgage Investors Trust Series
5.25%, 02/26/2036(b)		2,402		2,182			MLCC 2005-3
BCAP LLC 2011-RR5-I Trust							2.24%, 11/25/2035(c)		1,146		1,065
5.25%, 08/26/2037(b),(c)		5,653		5,712			Morgan Stanley Capital I Trust 2004-IQ8
5.44%, 03/26/2037(b),(c)		482		441			5.11%, 06/15/2040(c)		1,191		1,220
Bear Stearns ALT-A Trust 2005-4							Morgan Stanley Mortgage Loan Trust 2005-4
2.71%, 05/25/2035(c)		360		329			5.50%, 08/25/2035		1,419		1,439
Bear Stearns ALT-A Trust 2005-7							Opteum Mortgage Acceptance Corp Asset
2.81%, 09/25/2035(c)		33		27			Backed Pass-Through Certificates 2005-5
Bear Stearns ARM Trust 2004-1							5.64%, 12/25/2035(c)		179		177
2.89%, 04/25/2034(c)		384		374			RBSCF Trust 2010-RR3
Bear Stearns ARM Trust 2005-11							5.47%, 09/16/2039(b)		19,133		20,988
3.32%, 12/25/2035(c)		240		233			RBSSP Resecuritization Trust 2011-3
Bear Stearns Commercial Mortgage Securities							0.44%, 02/26/2037(b),(c)		3,190		2,877
Trust 2007-PWR16							Silenus European Loan Conduit NO 25 Ltd
5.71%, 06/11/2040(c)		11,783		13,337			0.35%, 05/15/2019(c)	EUR	170		212
Bear Stearns Commercial Mortgage Securities							STARM Mortgage Loan Trust 2007-4
Trust 2007-PWR17							5.64%, 10/25/2037(c)		$9,690		8,716
5.70%, 06/11/2050		167		173			Structured Adjustable Rate Mortgage Loan
Chase Mortgage Finance Trust Series 2005-							Trust
A1							2.53%, 04/25/2035(c)		3,551		3,353
5.08%, 12/25/2035(c)		3,478		3,314			Structured Asset Securities Corp Mortgage
Chase Mortgage Finance Trust Series 2006-						Pass	-Through Ctfs Ser 2004-20
A1							6.00%, 11/25/2034		7,217		7,233
5.73%, 09/25/2036(c)		2,026		1,852			Wachovia Bank Commercial Mortgage Trust
CHL Mortgage Pass-Through Trust 2005-24							Series 2006-C23
5.50%, 11/25/2035		2,112		1,935			5.42%, 01/15/2045		200		219
Citicorp Mortgage Securities Trust Series							WaMu Mortgage Pass Through Certificates
2006-4							4.95%, 02/25/2037(c)		5,746		5,200
5.50%, 08/25/2036		1,279		1,271			Wells Fargo Mortgage Backed Securities
Citicorp Mortgage Securities Trust Series							2004-DD Trust
2007-8							2.62%, 01/25/2035(c)		3,119		3,056
6.00%, 09/25/2037		5,590		5,711			Wells Fargo Mortgage Backed Securities
Citigroup Mortgage Loan Trust Inc							2006-AR2 Trust
5.50%, 09/25/2035		8,820		8,747			2.64%, 03/25/2036(c)		4,586		4,332
Commercial Mortgage Pass-Through											$163,579
Certificates Series 2008-C1
6.05%, 02/15/2041(c)		1,300		1,486			Municipals - 0.02%
Fannie Mae Grantor Trust 2000-T6							Autonomous Community of Valencia Spain
7.50%, 06/25/2030		20		24			4.38%, 07/16/2015	EUR	600		790
Fannie Mae Grantor Trust 2002-T16
7.50%, 07/25/2042		30		34			Oil & Gas - 0.82%
Fannie Mae REMICS							Odebrecht Drilling Norbe VIII/IX Ltd
0.50%, 04/25/2037(c)		1,129		1,132			6.35%, 06/30/2021(b)		$648		651
0.64%, 09/25/2035(c)		2,543		2,560			Petrobras International Finance Co
GSMPS Mortgage Loan Trust 2001-2							3.88%, 01/27/2016		7,600		7,841
7.50%, 06/19/2032(b)		149		156			5.88%, 03/01/2018		4,700		5,026
Holmes Master Issuer PLC							7.88%, 03/15/2019		9,600		10,990
1.57%, 10/15/2054(b),(c)	EUR	1,550		2,076			Petroleos Mexicanos
HomeBanc Mortgage Trust 2005-4							8.00%, 05/03/2019		500		610
0.46%, 10/25/2035(c)		$5,564		4,638			Rosneft Finance SA
JP Morgan Chase Commercial Mortgage							7.88%, 03/13/2018		2,100		2,436
Securities Trust 2003-CIBC7											$27,554
4.88%, 01/12/2038(c)		2,393		2,410
JP Morgan Mortgage Trust 2005-S3							Other Asset Backed Securities - 0.81%
5.75%,01/25/2036		389		354			ACA CLO2006-1 Ltd
JP Morgan Mortgage Trust 2006-A6							0.52%, 07/25/2018 (b),(c)		707		696
5.67%, 10/25/2036(c)		1,825		1,618			Countrywide Asset-Backed Certificates
JP Morgan Mortgage Trust 2007-A1							0.54%, 04/25/2036(c)		3,400		3,168
2.81%, 07/25/2035(c)		1,359		1,326			First Frankin Mortgage Loan Trust 2005-FF2
MASTR Reperforming Loan Trust 2005-1							0.78%, 03/25/2035(c)		559		467
7.00%, 08/25/2034(b)		193		200			Halcyon Structured Asset Management Long
Merrill Lynch Mortgage Investors Trust							Secured/Short Unsecured 2007-1 Ltd
MLMI Series 2005-A5							0.50%, 08/07/2021(b),(c)		9,738		9,616
2.48%, 06/25/2035(c)		1,094		1,069			Hillmark Funding
							0.52%, 05/21/2021(b),(c)		8,600		8,388

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

Other Asset Backed Securities (continued)						California - 2.45%
Small Business Administration Participation						Bay Area Toll Authority
Certificates						7.04%, 04/01/2050	$6,000		$7,543
4.43%, 05/01/2029(c)		$4,504		$4,866		California Infrastructure & Economic
				$27,201		Development Bank
						6.49%, 05/15/2049	1,000		1,064
Regional Authority - 2.33%						California State University
Province of British Columbia						6.43%, 11/01/2030	1,500		1,622
4.30%, 06/18/2042	CAD	600		618		City of Los Angeles CA Wastewater System
Province of Ontario Canada						Revenue
1.00%, 07/22/2016		$1,100		1,101		5.71%, 06/01/2039	1,000		1,069
1.60%, 09/21/2016		100		102		County of Santa Clara CA
1.65%, 09/27/2019		500		479		5.00%, 08/01/2030	2,500		2,713
3.00%, 07/16/2018		1,200		1,261		Los Angeles County Metropolitan
3.15%, 06/02/2022	CAD	22,200		21,421		Transportation Authority
4.00%, 06/02/2021		12,700		13,149		5.74%, 06/01/2039	12,000		13,168
4.20%, 06/02/2020		4,000		4,213		Los Angeles Unified School District/CA
4.30%, 03/08/2017		900		947		6.76%, 07/01/2034	22,000		27,362
4.40%, 06/02/2019		3,000		3,200		State of California
4.60%, 06/02/2039		1,500		1,590		7.60%, 11/01/2040	2,100		2,841
5.50%, 06/02/2018		800		889		7.63%, 03/01/2040	4,700		6,323
5.85%, 03/08/2033		3,800		4,636		7.95%, 03/01/2036	600		696
6.50%, 03/08/2029		4,700		6,007		University of California
Province of Quebec Canada						5.00%, 05/15/2028	5,500		5,925
2.75%, 08/25/2021		$2,000		1,948		6.27%, 05/15/2031	5,400		5,914
3.00%, 09/01/2023	CAD	600		560		6.55%, 05/15/2048	4,500		5,434
3.50%, 07/29/2020		$800		836					$81,674
3.50%, 12/01/2022	CAD	5,600		5,510
4.25%, 12/01/2021		7,300		7,656		District of Columbia - 0.05%
4.50%, 12/01/2017		600		640		District of Columbia (credit support from
4.50%, 12/01/2020		1,000		1,070		AGM)
				$77,833		5.00%, 06/01/2027	1,680		1,820

Savings & Loans - 0.43%
Nationwide Building Society						Florida - 0.16%
6.25%, 02/25/2020(b)		$12,700		14,239		County of Broward FL Airport System
						Revenue
						5.00%, 10/01/2018	100		115
Sovereign - 0.34%						County of Seminole FL Water & Sewer
Banco Nacional de Desenvolvimento						Revenue
Economico e Social						6.44%, 10/01/2040	5,000		5,374
4.13%, 09/15/2017(b)	EUR	800		1,077
Brazil Letras do Tesouro Nacional									$5,489
0.00%, 01/01/2017(e)	BRL	2,000		616		Georgia - 0.11%
Korea Housing Finance Corp						Municipal Electric Authority of Georgia
4.13%, 12/15/2015(b)		$900		953		6.66%, 04/01/2057	3,500		3,732
Mexican Bonos
10.00%, 12/05/2024(c)	MXN	85,000		8,853
						Illinois - 0.69%
				$11,499		Chicago Transit Authority
Student Loan Asset Backed Securities - 0.08%						5.25%, 12/01/2036	5,400		5,528
SLC Private Student Loan Trust 2009-A						6.20%, 12/01/2040	11,000		11,733
4.75%, 06/15/2033(b),(c)		$1,269		1,181		City of Chicago IL Waterworks Revenue
SLM Private Education Loan Trust 2009-CT						6.64%, 11/01/2029	5,000		5,796
2.35%, 04/15/2039(a),(b),(c)		478		479					$23,057
SLM Private Education Loan Trust 2010-C
2.84%, 12/16/2019(b),(c)		1,000		1,019		Louisiana - 0.12%
						State of Louisiana Gasoline & Fuels Tax
SLM Student Loan Trust 2008-7
0.77%, 10/25/2017 (c)		51		51		Revenue
				$2,730		3.00%, 05/01/2043	3,900		3,909

Telecommunications - 0.27%						Nebraska - 0.01%
Vivendi SA						Public Power Generation Agency
2.40%, 04/10/2015(a),(b)		8,800		8,977
						7.24%, 01/01/2041	200		219

TOTAL BONDS				$928,935
	Principal					Nevada - 0.07%
MUNICIPAL BONDS - 6.24%	Amount (000's)		Value	(000	's)	County of Clark NV Airport System Revenue
						6.82%, 07/01/2045	1,700		2,168
Alabama - 0.13%
Alabama Public School & College Authority
5.00%, 12/01/2025		$3,800		$4,195

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

New Jersey - 0.06%			Federal National Mortgage Association (FNMA) - 30.06%
New Jersey State Turnpike Authority			2.31%, 08/01/2022	$300	$283
7.10%, 01/01/2041	$1,600	$2,055	2.50%, 07/01/2028	4,000	4,001
			2.64%, 06/01/2022	2,900	2,807
			2.65%, 08/01/2035(c)	232	246
New York - 0.96%			2.86%, 09/01/2035(c)	242	257
Metropolitan Transportation Authority			2.87%, 09/01/2027(c)	2,300	2,060
5.00%, 11/15/2026	5,100	5,583	3.00%, 08/01/2025(f)	54,000	55,559
6.69%, 11/15/2040	10,540	12,420	3.00%, 08/01/2043(f)	16,000	15,507
New York City Water & Sewer System			3.16%, 05/01/2022(c)	9,426	9,886
5.00%, 06/15/2037	3,500	3,564	3.33%, 11/01/2021	194	207
5.00%, 06/15/2037	1,100	1,117
5.00%, 06/15/2038	4,000	4,098	3.50%, 07/01/2020	149	157
			3.50%, 10/01/2020	53	55
New York State Dormitory Authority			3.50%, 01/01/2025	43	45
5.00%, 12/15/2025	1,600	1,808
5.00%, 03/15/2029	3,500	3,753	3.50%, 08/01/2025	103	108
			3.50%, 08/01/2025	155	163
		$32,343	3.50%, 08/01/2025	70	74
Ohio- 0.08%			3.50%, 09/01/2025	77	81
American Municipal Power Inc			3.50%, 09/01/2025	323	339
8.08%, 02/15/2050	2,100	2,783	3.50%, 10/01/2025	11	11
			3.50%, 10/01/2025	923	968
			3.50%, 10/01/2025	388	407
Pennsylvania - 0.24%			3.50%, 10/01/2025	408	428
Pennsylvania Economic Development			3.50%, 10/01/2025	570	598
Financing Authority			3.50%, 11/01/2025	1,069	1,121
5.00%, 01/01/2022	700	790	3.50%, 11/01/2025	1,286	1,349
5.00%, 01/01/2023	5,700	6,189	3.50%, 12/01/2025	166	174
University of Pittsburgh (credit support from			3.50%, 12/01/2025	1,516	1,590
GO OF UNIV)			3.50%, 01/01/2026	122	128
5.00%, 09/15/2028	800	867	3.50%, 01/01/2026	138	144
		$7,846	3.50%, 01/01/2026	366	383
Texas- 0.90%			3.50%, 01/01/2026	114	119
City of San Antonio TX Water System			3.50%, 02/01/2026	60	63
Revenue (credit support from NATL-RE)			3.50%, 03/01/2026	347	364
5.00%, 05/15/2040	28,600	30,025	3.50%, 03/01/2026	155	163
			3.50%, 05/01/2026	2,828	2,966
			3.50%, 06/01/2026	261	274
Washington - 0.18%			3.50%, 08/01/2026	884	927
State of Washington			3.50%, 08/01/2026	635	666
5.00%, 01/01/2028	5,600	6,144	3.50%, 08/01/2026	368	386
			3.50%, 08/01/2026	131	138
Wisconsin - 0.03%			3.50%, 08/01/2026	1,869	1,960
State of Wisconsin (credit support from			3.50%, 09/01/2026	2,001	2,099
AGM)			3.50%, 10/01/2026	14	15
5.05%, 05/01/2018	1,000	1,102	3.50%, 11/01/2026	66	70
			3.50%, 11/01/2026	43	46
TOTAL MUNICIPAL BONDS		$208,561	3.50%, 11/01/2026	931	977
SENIOR FLOATING RATE INTERESTS -	Principal		3.50%, 11/01/2026	2,116	2,219
0.03%	Amount (000's)	Value (000's)	3.50%, 12/01/2026	1,292	1,355
			3.50%, 01/01/2027	882	925
Diversified Financial Services - 0.03%			3.50%, 02/01/2027	856	900
Springleaf Financial Funding Co, Term Loan			3.50%, 06/01/2027	171	179
B			3.50%, 01/01/2028	1,743	1,829
5.50%, 05/28/2017(c)	$912	$913	3.50%, 09/01/2028(f)	1,000	1,046
			3.50%, 08/01/2043(f)	16,000	16,130
TOTAL SENIOR FLOATING RATE INTERESTS		$913	3.50%, 09/01/2043(f)	1,000	1,005
U.S. GOVERNMENT & GOVERNMENT	Principal		3.89%, 07/01/2021(c)	2,500	2,641
AGENCY OBLIGATIONS - 72.15%	Amount (000's)	Value (000's)	4.00%, 07/01/2024	44	47
Federal Home Loan Mortgage Corporation (FHLMC) -			4.00%, 10/01/2024	37	39
0.17%			4.00%, 02/01/2025	71	75
2.47%, 06/01/2035(c)	$275	$293	4.00%, 10/01/2025	29	31
4.50%, 02/01/2040	147	155	4.00%, 01/01/2026	14	15
4.50%, 12/01/2040	267	284	4.00%, 02/01/2026	62	65
4.50%, 12/01/2040	490	520	4.00%, 02/01/2026	1	1
4.50%, 12/01/2040	74	78	4.00%, 04/01/2026	226	239
4.50%, 06/01/2041	3,107	3,280	4.00%, 06/01/2026	15	16
4.50%, 07/01/2041	465	491	4.00%, 06/01/2026	273	289
5.50%, 07/01/2038	643	695	4.00%, 11/01/2030	55	58
		$5,796	4.00%, 08/01/2031	225	235
			4.00%, 09/01/2031	144	150

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 10/01/2031	$552	$576		4.00%, 03/01/2042	$230	$239
4.00%, 04/01/2039	216	225		4.00%, 04/01/2042	266	277
4.00%, 12/01/2039	1,203	1,252		4.00%, 04/01/2042	3,195	3,320
4.00%, 08/01/2040	974	1,013		4.00%, 06/01/2042	760	790
4.00%, 08/01/2040	1,882	1,956		4.00%, 06/01/2042	1,919	1,996
4.00%, 08/01/2040	2,792	2,902		4.00%, 06/01/2042	174	181
4.00%, 08/01/2040(f)	58,000	60,275		4.00%, 07/01/2042	185	193
4.00%, 09/01/2040(f)	41,000	42,480		4.00%, 07/01/2043	71	73
4.00%, 09/01/2040	285	296		4.50%, 02/01/2024	135	143
4.00%, 09/01/2040	20	20		4.50%, 01/01/2025	549	591
4.00%, 09/01/2040	236	245		4.50%, 02/01/2025	238	256
4.00%, 10/01/2040	70	72		4.50%, 04/01/2028	141	151
4.00%, 10/01/2040	597	620		4.50%, 03/01/2029	57	61
4.00%, 10/01/2040	230	239		4.50%, 04/01/2029	20	22
4.00%, 10/01/2040	19	20		4.50%, 05/01/2029	183	194
4.00%, 11/01/2040	952	990		4.50%, 05/01/2029	149	160
4.00%, 11/01/2040	507	527		4.50%, 06/01/2029	687	734
4.00%, 11/01/2040	10	11		4.50%, 06/01/2029	939	1,005
4.00%, 11/01/2040	450	469		4.50%, 08/01/2029	320	347
4.00%, 11/01/2040	544	566		4.50%, 09/01/2029	13	14
4.00%, 11/01/2040	1,029	1,069		4.50%, 10/01/2029	254	270
4.00%, 11/01/2040	179	186		4.50%, 11/01/2029	577	612
4.00%, 12/01/2040	973	1,011		4.50%, 02/01/2030	102	109
4.00%, 12/01/2040	171	178		4.50%, 06/01/2030	134	142
4.00%, 12/01/2040	3,000	3,123		4.50%, 06/01/2033	206	219
4.00%, 12/01/2040	460	478		4.50%, 07/01/2033	2,254	2,394
4.00%, 01/01/2041	21	22		4.50%, 08/01/2033	7	8
4.00%, 01/01/2041	711	739		4.50%, 08/01/2033	544	577
4.00%, 02/01/2041	1,000	1,039		4.50%, 08/01/2033	196	208
4.00%, 02/01/2041	3,255	3,384		4.50%, 09/01/2033	15	16
4.00%, 02/01/2041	801	833		4.50%, 09/01/2033	370	393
4.00%, 03/01/2041	598	622		4.50%, 10/01/2033	46	49
4.00%, 04/01/2041	227	235		4.50%, 10/01/2033	17	18
4.00%, 04/01/2041	550	572		4.50%, 11/01/2033	357	379
4.00%, 07/01/2041	2,486	2,584		4.50%, 11/01/2033	67	71
4.00%, 07/01/2041	24	25		4.50%, 01/01/2034	1,537	1,633
4.00%, 08/01/2041	199	206		4.50%, 03/01/2034	14	15
4.00%, 08/01/2041	100	104		4.50%, 09/01/2034	83	88
4.00%, 08/01/2041	7,373	7,664		4.50%, 01/01/2035	223	237
4.00%, 08/01/2041	263	273		4.50%, 02/01/2035	361	383
4.00%, 09/01/2041	234	243		4.50%, 04/01/2035	18	19
4.00%, 09/01/2041	1,671	1,737		4.50%, 06/01/2035	344	365
4.00%, 09/01/2041	500	520		4.50%, 11/01/2035	17,959	19,065
4.00%, 09/01/2041	52	54		4.50%, 12/01/2035	230	243
4.00%, 09/01/2041	369	384		4.50%, 12/01/2035	1,892	2,005
4.00%, 10/01/2041	75	78		4.50%, 03/01/2036	722	767
4.00%, 10/01/2041	447	465		4.50%, 03/01/2036	251	266
4.00%, 10/01/2041	650	676		4.50%, 09/01/2036	1,075	1,139
4.00%, 10/01/2041	564	586		4.50%, 01/01/2037	88	93
4.00%, 10/01/2041	521	542		4.50%, 04/01/2037	38	41
4.00%, 10/01/2041	489	508		4.50%, 07/01/2037	604	639
4.00%, 10/01/2041	1,219	1,267		4.50%, 08/01/2037	507	537
4.00%, 10/01/2041	559	581		4.50%, 03/01/2038	10	11
4.00%, 11/01/2041	81	85		4.50%, 03/01/2038	5	5
4.00%, 11/01/2041	963	1,001		4.50%, 04/01/2038	199	211
4.00%, 11/01/2041	437	454		4.50%, 06/01/2038	359	381
4.00%, 11/01/2041	28	29		4.50%, 06/01/2038	138	146
4.00%, 11/01/2041	40	42		4.50%, 06/01/2038	156	165
4.00%, 11/01/2041	15	16		4.50%, 07/01/2038	211	224
4.00%, 12/01/2041	50	52		4.50%, 07/01/2038	18	19
4.00%, 12/01/2041	139	144		4.50%, 08/01/2038	300	318
4.00%, 12/01/2041	1,030	1,071		4.50%, 08/01/2038	198	210
4.00%, 12/01/2041	2,072	2,154		4.50%, 11/01/2038	821	870
4.00%, 01/01/2042	2,570	2,672		4.50%, 01/01/2039	255	271
4.00%, 01/01/2042	42	44		4.50%, 02/01/2039	141	150
4.00%, 01/01/2042	300	312		4.50%, 03/01/2039	179	190
4.00%, 01/01/2042	309	321		4.50%, 03/01/2039	242	257
4.00%, 03/01/2042	275	286		4.50%, 03/01/2039	257	273
4.00%, 03/01/2042	1,855	1,930		4.50%, 03/01/2039	53	57

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 03/01/2039	$19	$20		4.50%, 05/01/2040	$363	$385
4.50%, 04/01/2039	156	165		4.50%, 05/01/2040	140	149
4.50%, 04/01/2039	189	200		4.50%, 06/01/2040	40	43
4.50%, 04/01/2039	74	79		4.50%, 06/01/2040	204	216
4.50%, 04/01/2039	279	295		4.50%, 06/01/2040	14	15
4.50%, 04/01/2039	384	407		4.50%, 06/01/2040	435	461
4.50%, 04/01/2039	1,179	1,249		4.50%, 06/01/2040	336	356
4.50%, 04/01/2039	52	55		4.50%, 06/01/2040	89	94
4.50%, 05/01/2039	362	386		4.50%, 07/01/2040	14	15
4.50%, 05/01/2039	152	162		4.50%, 07/01/2040	2,900	3,076
4.50%, 05/01/2039	387	412		4.50%, 07/01/2040	714	758
4.50%, 05/01/2039	80	85		4.50%, 07/01/2040	230	244
4.50%, 05/01/2039	449	475		4.50%, 07/01/2040	852	904
4.50%, 05/01/2039	267	283		4.50%, 07/01/2040	421	446
4.50%, 05/01/2039	1,200	1,271		4.50%, 07/01/2040	52	55
4.50%, 06/01/2039	165	175		4.50%, 07/01/2040	229	243
4.50%, 06/01/2039	790	837		4.50%, 07/01/2040	772	819
4.50%, 06/01/2039	236	250		4.50%, 08/01/2040	128,879	136,543
4.50%, 06/01/2039	1,477	1,565		4.50%, 08/01/2040	185	197
4.50%, 07/01/2039	3,608	3,857		4.50%, 08/01/2040(f)	15,000	15,893
4.50%, 07/01/2039	805	853		4.50%, 08/01/2040	1,084	1,150
4.50%, 07/01/2039	189	200		4.50%, 08/01/2040	902	957
4.50%, 07/01/2039	17	18		4.50%, 08/01/2040	81	86
4.50%, 07/01/2039	15	16		4.50%, 08/01/2040	58	61
4.50%, 07/01/2039	698	739		4.50%, 08/01/2040	46	48
4.50%, 08/01/2039	398	422		4.50%, 08/01/2040	20	21
4.50%, 08/01/2039	586	621		4.50%, 08/01/2040	10,427	11,061
4.50%, 08/01/2039	970	1,027		4.50%, 09/01/2040	4,622	4,903
4.50%, 08/01/2039	237	251		4.50%, 09/01/2040	546	578
4.50%, 08/01/2039	695	737		4.50%, 09/01/2040	4,395	4,662
4.50%, 09/01/2039	1,109	1,175		4.50%, 09/01/2040	216	229
4.50%, 09/01/2039	576	610		4.50%, 09/01/2040	2,679	2,842
4.50%, 09/01/2039	475	503		4.50%, 09/01/2040	1,158	1,228
4.50%, 09/01/2039	483	511		4.50%, 09/01/2040	102	108
4.50%, 09/01/2039	645	683		4.50%, 10/01/2040	321	340
4.50%, 09/01/2039	48	51		4.50%, 10/01/2040	419	445
4.50%, 10/01/2039	47	49		4.50%, 10/01/2040	357	379
4.50%, 10/01/2039	58	62		4.50%, 10/01/2040	42	44
4.50%, 10/01/2039	247	262		4.50%, 10/01/2040	2,439	2,587
4.50%, 11/01/2039	249	264		4.50%, 10/01/2040	1,295	1,372
4.50%, 11/01/2039	525	556		4.50%, 10/01/2040	336	356
4.50%, 11/01/2039	394	418		4.50%, 10/01/2040	85	90
4.50%, 11/01/2039	6,449	6,833		4.50%, 11/01/2040	784	832
4.50%, 11/01/2039	856	907		4.50%, 11/01/2040	1,553	1,647
4.50%, 11/01/2039	357	378		4.50%, 12/01/2040	395	418
4.50%, 12/01/2039	50	53		4.50%, 12/01/2040	245	260
4.50%, 12/01/2039	385	408		4.50%, 12/01/2040	1,583	1,680
4.50%, 12/01/2039	3,826	4,054		4.50%, 01/01/2041	148	157
4.50%, 01/01/2040	430	455		4.50%, 01/01/2041	199	210
4.50%, 01/01/2040	208	220		4.50%, 02/01/2041	763	809
4.50%, 01/01/2040	11	12		4.50%, 02/01/2041	324	344
4.50%, 02/01/2040	339	359		4.50%, 02/01/2041	536	568
4.50%, 02/01/2040	2,122	2,248		4.50%, 02/01/2041	1,004	1,064
4.50%, 02/01/2040	6,407	6,797		4.50%, 03/01/2041	40	42
4.50%, 02/01/2040	36	38		4.50%, 03/01/2041	537	570
4.50%, 02/01/2040	146	156		4.50%, 03/01/2041	251	266
4.50%, 02/01/2040	84	89		4.50%, 03/01/2041	29	30
4.50%, 03/01/2040	368	390		4.50%, 03/01/2041	459	487
4.50%, 03/01/2040	173	183		4.50%, 03/01/2041	186	197
4.50%, 03/01/2040	235	249		4.50%, 03/01/2041	282	298
4.50%, 03/01/2040	79	83		4.50%, 03/01/2041	19	20
4.50%, 03/01/2040	51	54		4.50%, 04/01/2041	389	412
4.50%, 03/01/2040	1,327	1,408		4.50%, 04/01/2041	41	43
4.50%, 03/01/2040	483	514		4.50%, 04/01/2041	501	531
4.50%, 03/01/2040	13	14		4.50%, 04/01/2041	651	691
4.50%, 03/01/2040	260	275		4.50%, 04/01/2041	717	760
4.50%, 04/01/2040	578	613		4.50%, 04/01/2041	12	12
4.50%, 04/01/2040	523	555		4.50%, 04/01/2041	75	79
4.50%, 04/01/2040	60	64		4.50%, 04/01/2041	203	215

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 04/01/2041	$69	$73		4.50%, 09/01/2041	$611	$648
4.50%, 04/01/2041	306	324		4.50%, 09/01/2041	2,093	2,221
4.50%, 04/01/2041	2,562	2,719		4.50%, 09/01/2041	77	82
4.50%, 04/01/2041	58	61		4.50%, 10/01/2041	847	899
4.50%, 04/01/2041	214	227		4.50%, 10/01/2041	902	957
4.50%, 04/01/2041	181	192		4.50%, 11/01/2041	123	131
4.50%, 04/01/2041	446	474		4.50%, 11/01/2041	1,452	1,541
4.50%, 04/01/2041	253	268		4.50%, 12/01/2041	53	56
4.50%, 05/01/2041	149	158		4.50%, 01/01/2042	120	127
4.50%, 05/01/2041	37	39		4.50%, 04/01/2042	59	63
4.50%, 05/01/2041	153	163		5.00%, 07/01/2024	229	248
4.50%, 05/01/2041	17	18		5.00%, 09/01/2024	234	253
4.50%, 05/01/2041	144	153		5.00%, 08/01/2025	6	7
4.50%, 05/01/2041	67	71		5.00%, 11/01/2025	548	592
4.50%, 05/01/2041	2,358	2,503		5.00%, 08/01/2027	9	9
4.50%, 05/01/2041	157	167		5.00%, 05/01/2028	255	275
4.50%, 05/01/2041	69	73		5.00%, 06/01/2028	321	348
4.50%, 05/01/2041	3,299	3,500		5.00%, 07/01/2028	6	6
4.50%, 05/01/2041	1,884	2,000		5.00%, 03/01/2029	263	286
4.50%, 05/01/2041	1,952	2,072		5.00%, 10/01/2029	193	213
4.50%, 05/01/2041	493	523		5.00%, 01/01/2030	755	819
4.50%, 05/01/2041	39	41		5.00%, 07/01/2030	574	623
4.50%, 05/01/2041	232	246		5.00%, 08/01/2030	300	331
4.50%, 05/01/2041	531	563		5.00%, 05/01/2033	556	600
4.50%, 05/01/2041	500	530		5.00%, 05/01/2033	293	316
4.50%, 05/01/2041	18,056	19,160		5.00%, 06/01/2033	360	389
4.50%, 05/01/2041	64	68		5.00%, 06/01/2033	286	309
4.50%, 05/01/2041	476	506		5.00%, 06/01/2033	571	616
4.50%, 05/01/2041	41	44		5.00%, 06/01/2033	300	323
4.50%, 05/01/2041	309	328		5.00%, 07/01/2033	32	35
4.50%, 06/01/2041	2,480	2,632		5.00%, 08/01/2033	592	639
4.50%, 06/01/2041	99	105		5.00%, 08/01/2033	13	14
4.50%, 06/01/2041	97	103		5.00%, 08/01/2033	25	27
4.50%, 06/01/2041	142	151		5.00%, 09/01/2033	783	845
4.50%, 06/01/2041	3,961	4,203		5.00%, 09/01/2033	2,300	2,481
4.50%, 06/01/2041	439	465		5.00%, 11/01/2033	200	216
4.50%, 06/01/2041	17,698	18,780		5.00%, 12/01/2033	399	431
4.50%, 06/01/2041	496	526		5.00%, 05/01/2034	850	917
4.50%, 06/01/2041	20	21		5.00%, 01/01/2035	448	483
4.50%, 06/01/2041	249	264		5.00%, 03/01/2035	531	573
4.50%, 06/01/2041	12,031	12,767		5.00%, 06/01/2035	1,418	1,530
4.50%, 06/01/2041	68	72		5.00%, 06/01/2035	306	330
4.50%, 06/01/2041	2,050	2,175		5.00%, 07/01/2035	373	402
4.50%, 06/01/2041	96	101		5.00%, 07/01/2035	24	26
4.50%, 07/01/2041	136	145		5.00%, 07/01/2035	29	31
4.50%, 07/01/2041	260	276		5.00%, 07/01/2035	1,344	1,448
4.50%, 07/01/2041	145	154		5.00%, 08/01/2035	315	340
4.50%, 07/01/2041	67	71		5.00%, 08/01/2035	339	365
4.50%, 07/01/2041	41	44		5.00%, 09/01/2035	20	22
4.50%, 07/01/2041	1,434	1,521		5.00%, 10/01/2035	2,018	2,179
4.50%, 07/01/2041	7,798	8,275		5.00%, 10/01/2035	75	82
4.50%, 07/01/2041	535	568		5.00%, 10/01/2035	798	860
4.50%, 07/01/2041	542	575		5.00%, 10/01/2035	1,720	1,854
4.50%, 07/01/2041	13,398	14,217		5.00%, 10/01/2035	33	35
4.50%, 07/01/2041	348	369		5.00%, 10/01/2035	271	292
4.50%, 07/01/2041	791	839		5.00%, 10/01/2035	25	26
4.50%, 07/01/2041	547	580		5.00%, 11/01/2035	17	18
4.50%, 08/01/2041	69	73		5.00%, 11/01/2035	90	98
4.50%, 08/01/2041	26	28		5.00%, 11/01/2035	230	248
4.50%, 08/01/2041	138	147		5.00%, 11/01/2035	547	590
4.50%, 08/01/2041	882	936		5.00%, 01/01/2036	43	46
4.50%, 08/01/2041	226	240		5.00%, 02/01/2036	19,512	21,032
4.50%, 08/01/2041	153	162		5.00%, 02/01/2036	36	39
4.50%, 08/01/2041	486	516		5.00%, 05/01/2036	595	642
4.50%, 08/01/2041	2,388	2,534		5.00%, 12/01/2036	19	21
4.50%, 09/01/2041	724	768		5.00%, 12/01/2036	518	559
4.50%, 09/01/2041	2,093	2,221		5.00%, 03/01/2037	36	38
4.50%, 09/01/2041	660	700		5.00%, 03/01/2037	361	389
4.50%, 09/01/2041	6,638	7,044		5.00%, 04/01/2037	262	283

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 04/01/2037	$117	$126		5.50%, 12/01/2033	$13	$15
5.00%, 05/01/2037	402	433		5.50%, 12/01/2033	148	162
5.00%, 07/01/2037	1,166	1,258		5.50%, 01/01/2034	176	197
5.00%, 08/01/2037	3,480	3,753		5.50%, 04/01/2034	37	40
5.00%, 02/01/2038	831	895		5.50%, 08/01/2034	5	5
5.00%, 03/01/2038	493	531		5.50%, 09/01/2034	11	12
5.00%, 03/01/2038	329	354		5.50%, 01/01/2035	38	41
5.00%, 04/01/2038	620	668		5.50%, 07/01/2035	67	73
5.00%, 04/01/2038	604	650		5.50%, 08/01/2035	11	13
5.00%, 04/01/2038	83	90		5.50%, 08/01/2035	139	152
5.00%, 05/01/2038	245	264		5.50%, 10/01/2035	150	163
5.00%, 05/01/2038	7,020	7,562		5.50%, 11/01/2035	14	15
5.00%, 05/01/2038	482	519		5.50%, 12/01/2035	14	16
5.00%, 07/01/2038	38	41		5.50%, 01/01/2036	97	106
5.00%, 08/01/2038	133	143		5.50%, 02/01/2036	490	533
5.00%, 12/01/2038	15	16		5.50%, 12/01/2036	235	256
5.00%, 01/01/2039	236	254		5.50%, 02/01/2037	12	13
5.00%, 02/01/2039	726	782		5.50%, 02/01/2037	1,065	1,160
5.00%, 02/01/2039	9,237	9,949		5.50%, 08/01/2037	38	41
5.00%, 04/01/2039	940	1,029		5.50%, 08/01/2037	44	48
5.00%, 04/01/2039	4,872	5,252		5.50%, 02/01/2038	7,575	8,245
5.00%, 04/01/2039	22	23		5.50%, 04/01/2038	5,250	5,715
5.00%, 06/01/2039	1,451	1,565		5.50%, 04/01/2038	8	9
5.00%, 06/01/2039	662	713		5.50%, 05/01/2038	379	412
5.00%, 07/01/2039	100	108		5.50%, 05/01/2038	186	203
5.00%, 07/01/2039	4,417	4,758		5.50%, 05/01/2038	866	942
5.00%, 11/01/2039	53	57		5.50%, 06/01/2038	34	37
5.00%, 11/01/2039	2,975	3,204		5.50%, 06/01/2038	25	27
5.00%, 11/01/2039	65	71		5.50%, 07/01/2038	537	585
5.00%, 02/01/2040	50	54		5.50%, 10/01/2038	118	129
5.00%, 02/01/2040	46	50		5.50%, 12/01/2038	283	309
5.00%, 05/01/2040	35	38		5.50%, 08/01/2039	9,183	10,005
5.00%, 05/01/2040	420	455		5.50%, 08/01/2040(f)	54,000	58,809
5.00%, 06/01/2040	55	59		5.50%, 09/01/2040	768	836
5.00%, 06/01/2040	81	87		5.50%, 02/01/2041	699	766
5.00%, 07/01/2040	57	62		5.50%, 04/01/2041	115	125
5.00%, 07/01/2040	44	48		6.00%, 12/01/2031	12	14
5.00%, 07/01/2040	426	461		6.00%, 04/01/2033	14	15
5.00%, 07/01/2040	278	301		6.00%, 07/01/2033	6	6
5.00%, 08/01/2040(f)	20,000	21,550		6.00%, 06/01/2034	11	12
5.00%, 08/01/2040	34	37		6.00%, 07/01/2034	6	6
5.00%, 08/01/2040	37	40		6.00%, 08/01/2034	24	26
5.00%, 08/01/2040	41	44		6.00%, 11/01/2034	23	25
5.00%, 08/01/2040	75	81		6.00%, 04/01/2035	4	5
5.00%, 11/01/2040	372	402		6.00%, 05/01/2035	20	22
5.00%, 02/01/2041	181	197		6.00%, 06/01/2035	43	47
5.00%, 03/01/2041	758	822		6.00%, 06/01/2035	285	313
5.00%, 04/01/2041	267	289		6.00%, 07/01/2035	395	434
5.00%, 05/01/2041	452	490		6.00%, 09/01/2035	17	18
5.00%, 06/01/2041	239	259		6.00%, 09/01/2035	59	65
5.00%, 07/01/2041	2,253	2,426		6.00%, 10/01/2035	10	11
5.00%, 01/01/2042	26	28		6.00%, 10/01/2035	308	337
5.00%, 04/01/2042	408	439		6.00%, 02/01/2036	83	90
5.50%, 11/01/2023	194	211		6.00%, 02/01/2036	137	150
5.50%, 02/01/2027	5	5		6.00%, 04/01/2036	126	138
5.50%, 08/01/2027	46	50		6.00%, 04/01/2036	392	430
5.50%, 09/01/2027	106	117		6.00%, 05/01/2036	146	162
5.50%, 03/01/2028	106	116		6.00%, 05/01/2036	115	126
5.50%, 04/01/2028	4,200	4,592		6.00%, 06/01/2036	10	11
5.50%, 05/01/2028	32	35		6.00%, 06/01/2036	14	15
5.50%, 06/01/2028	26	28		6.00%, 07/01/2036	161	176
5.50%, 01/01/2030	152	165		6.00%, 07/01/2036	88	96
5.50%, 12/01/2032	26	28		6.00%, 07/01/2036	15	17
5.50%, 04/01/2033	336	368		6.00%, 07/01/2036	282	308
5.50%, 05/01/2033	168	183		6.00%, 08/01/2036	26	28
5.50%, 06/01/2033	96	105		6.00%, 08/01/2036	4	4
5.50%, 08/01/2033	175	191		6.00%, 08/01/2036	9	10
5.50%, 09/01/2033	43	47		6.00%, 08/01/2036	282	308
5.50%, 12/01/2033	8	9		6.00%, 08/01/2036	42	46

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
6.00%, 09/01/2036	$212	$233		6.00%, 09/01/2037	$7		$7
6.00%, 09/01/2036	163	178		6.00%, 09/01/2037	199		217
6.00%, 09/01/2036	93	101		6.00%, 09/01/2037	46		51
6.00%, 09/01/2036	503	551		6.00%, 09/01/2037	318		348
6.00%, 09/01/2036	16	17		6.00%, 09/01/2037	74		81
6.00%, 09/01/2036	162	178		6.00%, 09/01/2037	103		112
6.00%, 09/01/2036	5	6		6.00%, 09/01/2037	220		241
6.00%, 09/01/2036	141	155		6.00%, 09/01/2037	285		311
6.00%, 09/01/2036	15	16		6.00%, 10/01/2037	268		293
6.00%, 10/01/2036	2,109	2,309		6.00%, 10/01/2037	58		64
6.00%, 10/01/2036	885	969		6.00%, 10/01/2037	58		64
6.00%, 10/01/2036	181	198		6.00%, 10/01/2037	4		5
6.00%, 10/01/2036	9	10		6.00%, 10/01/2037	276		301
6.00%, 10/01/2036	5	6		6.00%, 10/01/2037	955		1,046
6.00%, 10/01/2036	2	3		6.00%, 10/01/2037	189		206
6.00%, 10/01/2036	13	14		6.00%, 10/01/2037	710		776
6.00%, 10/01/2036	3	3		6.00%, 10/01/2037	112		123
6.00%, 10/01/2036	61	67		6.00%, 10/01/2037	4		4
6.00%, 11/01/2036	2	3		6.00%, 10/01/2037	116		127
6.00%, 11/01/2036	117	129		6.00%, 11/01/2037	216		237
6.00%, 11/01/2036	3	4		6.00%, 11/01/2037	102		112
6.00%, 11/01/2036	3	3		6.00%, 11/01/2037	58		63
6.00%, 11/01/2036	110	120		6.00%, 11/01/2037	9		10
6.00%, 12/01/2036	150	164		6.00%, 11/01/2037	5		5
6.00%, 12/01/2036	11	12		6.00%, 11/01/2037	140		153
6.00%, 12/01/2036	10	11		6.00%, 11/01/2037	80		88
6.00%, 12/01/2036	181	198		6.00%, 11/01/2037	204		223
6.00%, 12/01/2036	113	124		6.00%, 11/01/2037	94		103
6.00%, 12/01/2036	29	32		6.00%, 11/01/2037	23		25
6.00%, 12/01/2036	248	271		6.00%, 11/01/2037	378		413
6.00%, 12/01/2036	356	390		6.00%, 11/01/2037	595		650
6.00%, 12/01/2036	89	98		6.00%, 11/01/2037	42		46
6.00%, 01/01/2037	313	344		6.00%, 11/01/2037	126		138
6.00%, 01/01/2037	106	116		6.00%, 11/01/2037	32		35
6.00%, 01/01/2037	4	4		6.00%, 12/01/2037	607		664
6.00%, 01/01/2037	209	229		6.00%, 12/01/2037	125		137
6.00%, 01/01/2037	299	327		6.00%, 12/01/2037	247		270
6.00%, 02/01/2037	884	968		6.00%, 12/01/2037	286		313
6.00%, 03/01/2037	345	378		6.00%, 12/01/2037	324		354
6.00%, 03/01/2037	11	12		6.00%, 12/01/2037	327		358
6.00%, 04/01/2037	57	63		6.00%, 12/01/2037	38		42
6.00%, 04/01/2037	94	103		6.00%, 01/01/2038	3		3
6.00%, 04/01/2037	162	177		6.00%, 01/01/2038	266		291
6.00%, 05/01/2037	182	199		6.00%, 01/01/2038	77		84
6.00%, 06/01/2037	128	140		6.00%, 01/01/2038	521		570
6.00%, 06/01/2037	14	15		6.00%, 01/01/2038	557		608
6.00%, 06/01/2037	148	162		6.00%, 01/01/2038	191		208
6.00%, 06/01/2037	503	550		6.00%, 02/01/2038	10		10
6.00%, 06/01/2037	167	182		6.00%, 02/01/2038	130		142
6.00%, 07/01/2037	3	3		6.00%, 02/01/2038	490		535
6.00%, 07/01/2037	163	178		6.00%, 02/01/2038	9		10
6.00%, 07/01/2037	24	26		6.00%, 03/01/2038	125		136
6.00%, 07/01/2037	31	33		6.00%, 03/01/2038	37		41
6.00%, 07/01/2037	30	34		6.00%, 03/01/2038	132		145
6.00%, 07/01/2037	25	27		6.00%, 03/01/2038	130		142
6.00%, 07/01/2037	49	53		6.00%, 05/01/2038	32		35
6.00%, 07/01/2037	546	597		6.00%, 05/01/2038	4		4
6.00%, 08/01/2037	54	59		6.00%, 07/01/2038	442		483
6.00%, 08/01/2037	4	4		6.00%, 08/01/2038	236		258
6.00%, 08/01/2037	55	60		6.00%, 09/01/2038	1,970		2,154
6.00%, 08/01/2037	84	92		6.00%, 09/01/2038	3,319		3,628
6.00%, 08/01/2037	57	63		6.00%, 09/01/2038	209		229
6.00%, 08/01/2037	3,008	3,288		6.00%, 10/01/2038	664		726
6.00%, 09/01/2037	588	643		6.00%, 10/01/2038	993		1,086
6.00%, 09/01/2037	3	3		6.00%, 10/01/2038	84		92
6.00%, 09/01/2037	167	182		6.00%, 10/01/2038	170		186
6.00%, 09/01/2037	437	478		6.00%, 11/01/2038	31		34
6.00%, 09/01/2037	191	209		6.00%, 12/01/2038	296		324
6.00%, 09/01/2037	5	5		6.00%, 12/01/2038	182		200

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Government National Mortgage Association (GNMA)
6.00%, 12/01/2038	$290	$317		(continued)
6.00%, 06/01/2040	7,262	7,938		5.00%, 03/15/2041	$976	$1,056
6.00%, 10/01/2040	5,822	6,364				$120,309
6.00%, 05/01/2041	1,152	1,259		U.S. Treasury - 25.80%
		$1,005,250		0.25%, 04/15/2016	9,500	9,433
Government National Mortgage Association (GNMA) -				0.63%, 04/30/2018	72,100	69,802
3.60%				0.75%, 12/31/2017	47,400	46,478
3.00%, 09/15/2042	810	795		0.75%, 02/28/2018	65,500	64,026
3.00%, 02/15/2043	409	401		0.75%, 03/31/2018(g)	70,200	68,483
3.00%, 03/15/2043	1,006	987		0.88%, 07/31/2019	74,400	70,796
3.00%, 03/15/2043	91	89		1.00%, 06/30/2019	31,900	30,641
3.00%, 04/15/2043	1,000	981		1.00%, 08/31/2019	83,000	79,388
3.00%, 04/15/2043	228	224		1.00%, 09/30/2019(g),(h)	89,500	85,445
3.00%, 04/15/2043	2,000	1,963		1.00%, 11/30/2019	2,900	2,757
3.00%, 05/15/2043	111	109		1.13%, 05/31/2019	14,100	13,673
3.00%, 05/15/2043	257	253		1.13%, 03/31/2020	38,900	36,940
3.00%, 06/15/2043	896	879		1.25%, 10/31/2019	1,400	1,355
3.00%, 06/15/2043	913	896		1.25%, 02/29/2020	17,400	16,689
3.00%, 06/15/2043	3,000	2,944		1.38%, 06/30/2018	1,400	1,400
3.00%, 06/15/2043	27	26		1.38%, 07/31/2018	1,900	1,899
3.00%, 06/15/2043	295	290		1.38%, 01/31/2020	800	775
3.00%, 07/15/2043	500	491		1.50%, 08/31/2018(g),(h)	65,000	65,259
3.00%, 07/15/2043	500	491		1.63%, 08/15/2022	55,300	51,481
3.00%, 07/15/2043	191	187		1.63%, 11/15/2022	54,000	49,984
3.00%, 07/15/2043	727	713		1.75%, 05/15/2023	3,300	3,061
3.00%, 07/15/2043	4,081	4,005		2.00%, 02/15/2022	2,100	2,039
3.00%, 07/15/2043	370	363		2.00%, 02/15/2023	58,900	56,148
3.00%, 07/15/2043	594	583		2.63%, 04/30/2018	6,600	7,000
3.00%, 07/15/2043	5,000	4,906		2.63%, 08/15/2020	17,100	17,811
3.00%, 07/15/2043	500	491		2.88%, 03/31/2018	8,400	9,011
3.00%, 07/15/2043	1,585	1,555		3.50%, 02/15/2018	1,100	1,210
3.00%, 07/15/2043	6,317	6,199				$862,984
3.00%, 07/15/2043	7,922	7,774
				U.S. Treasury Bill - 3.55%
3.00%, 07/15/2043	1,761	1,728		0.01%, 10/10/2013 (i)	88,600	88,595
3.00%, 07/15/2043	222	218		0.01%, 10/17/2013(g),(i)	25,994	25,993
3.00%, 07/15/2043	135	132		0.02%, 08/01/2013(i)	859	859
3.00%, 07/15/2043	5,622	5,516		0.03%, 08/15/2013(g),(i)	270	270
3.00%, 07/15/2043	1,087	1,067		0.03%, 08/29/2013(i)	900	900
3.00%, 07/15/2043	993	974		0.04%, 08/08/2013(g),(i)	1,993	1,993
3.00%, 07/15/2043	500	491
3.00%, 07/15/2043	2,000	1,963				$118,610
3.00%, 07/15/2043	2,352	2,308		U.S. Treasury Inflation-Indexed Obligations - 8.97%
3.50%, 02/15/2042	1,000	1,020		0.13%, 04/15/2017	1,026	1,060
3.50%, 05/15/2042	43	43		0.13%, 01/15/2022	16,467	16,291
3.50%, 06/15/2042	1,000	1,020		0.13%, 07/15/2022	7,800	7,698
3.50%, 09/15/2042	351	358		0.13%, 01/15/2023	1,615	1,574
3.50%, 03/15/2043	904	922		0.63%, 07/15/2021	9,612	10,022
3.50%, 06/15/2043	399	408		0.63%, 02/15/2043	811	672
3.50%, 06/15/2043	96	98		0.75%, 02/15/2042	25,773	22,380
3.50%, 07/15/2043	898	916		1.13%, 01/15/2021	5,963	6,434
3.50%, 07/15/2043	1,000	1,020		1.25%, 07/15/2020	7,370	8,075
3.50%, 07/15/2043	1,309	1,335		1.38%, 01/15/2020	11,311	12,423
3.50%, 08/01/2043	4,000	4,070		1.75%, 01/15/2028	14,566	16,325
3.50%, 08/01/2043(f)	24,000	24,435		1.88%, 07/15/2019	764	867
5.00%, 04/15/2038	240	259		2.00%, 01/15/2026	15,844	18,332
5.00%, 05/15/2038	552	596		2.13%, 02/15/2040	6,574	7,892
5.00%, 12/15/2038	3,296	3,556		2.38%, 01/15/2025	33,367	39,970
5.00%, 12/15/2038	972	1,048		2.38%, 01/15/2027(g)	73,581	88,636
5.00%, 01/15/2039	1,060	1,147		2.50%, 01/15/2029(h)	30,488	37,531
5.00%, 02/15/2039	681	737		3.63%, 04/15/2028	864	1,198
5.00%, 02/15/2039	5,544	6,001		3.88%, 04/15/2029	1,842	2,648
5.00%, 03/15/2039	182	197				$300,028
5.00%, 03/15/2039	2,499	2,705		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.00%, 03/15/2039	932	1,009		OBLIGATIONS		$2,412,977
5.00%, 04/15/2039	266	287
5.00%, 09/15/2039	1,023	1,104
5.00%, 10/15/2039	182	197
5.00%, 11/15/2039	3,898	4,220
5.00%, 08/01/2040(f)	7,000	7,553

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

				Portfolio Summary (unaudited)

	Maturity			Sector	Percent
REPURCHASE AGREEMENTS - 3.14%	Amount (000's)	Value(000	's)	Government	45.99%
				Mortgage Securities	38.72%
Banks- 3.14%				Financial	14.54%
Merrill Lynch Repurchase Agreement; 0.04%	$88,701	$88,700		Revenue Bonds	3.85%
dated 07/31/2013 maturing 08/06/2013				Asset Backed Securities	1.66%
(collateralized by US Government Security;				General Obligation Unlimited	1.38%
$10,789,072; 0.50%; dated 07/31/17)				Insured	1.01%
Morgan Stanley Repurchase Agreement;	16,301	16,300		Consumer, Non-cyclical	0.99%
0.05% dated 07/31/2013 maturing				Energy	0.82%
08/07/2013 (collateralized by US				Communications	0.35%
Government Security; $16,578,136; 0.63%;				Utilities	0.34%
dated 09/30/17)				Basic Materials	0.15%
		$105,000		Diversified	0.02%
TOTAL REPURCHASE AGREEMENTS		$105,000		Consumer, Cyclical	0.02%
Total Investments		$3,673,577		Liabilities in Excess of Other Assets, Net	(9.84)%
Liabilities in Excess of Other Assets, Net - (9.84)%		$(329,181)		TOTAL NET ASSETS	100.00%
TOTAL NET ASSETS - 100.00%		$3,344,396

(a)	Security is Illiquid
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $265,367 or 7.93% of net assets.
(c)	Variable Rate. Rate shown is in effect at July 31, 2013.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $8,631 or 0.26% of net assets.
(e)	Non-Income Producing Security
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(g)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $36,205 or 1.08% of net assets.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $6,768 or 0.20% of net assets.
(i)	Rate shown is the discount rate of the original purchase.

Credit Default Swaps

Sell Protection
		Implied
		Credit Spread	(Pay)/				Upfront		Unrealized
		as of July 31,	Receive	Expiration	Notional	Fair Value	Premiums		Appreciation/
Counterparty (Issuer)	Reference Entity	2013(c)	Fixed Rate	Date	Amount (a)	(b)	Paid/(Received)		(Depreciation)
Bank of America NA	Berkshire Hathaway	0.45%	1.00%	03/20/2015	$2,200	$24	$(12	) $	36
	Finance Corp; 4.63%;
	10/15/2013
Bank of America NA	General Electric Capital	0.60%	1.00%	12/20/2015	1,100	12	(10)		22
	Corp; 5.63%; 09/15/2017
Bank of America NA	MetLife Inc; 5.00%;	0.55%	1.00%	09/20/2015	9,500	110	(261)		371
	06/15/2015

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied
		Credit Spread	(Pay)/					Upfront		Unrealized
		as of July 31,	Receive	Expiration	Notional		Fair Value	Premiums		Appreciation/
Counterparty (Issuer)	Reference Entity	2013 (c)	Fixed Rate	Date	Amount (a)		(b)	Paid/(Received)		(Depreciation)
Bank of America NA	MetLife Inc; 5.00%;	0.64%	1.00%	12/20/2015		$3,900	$43	$(100	) $	143
	06/15/2015
Bank of America NA	Mexico Government	0.86%	1.00%	09/20/2015		300	2	(2)		4
	Global Bond; 7.50%;
	04/08/2033
Barclays Bank PLC	Berkshire Hathaway Inc;	0.23%	1.00%	12/20/2013		800	2	2		—
	1.90%; 01/31/2017
Barclays Bank PLC	Mexico Government	0.73%	1.00%	03/20/2015		1,500	8	(11)		19
	Global Bond; 7.50%;
	04/08/2033
Barclays Bank PLC	Republic of Brazil	1.27%	1.00%	06/20/2015		500	(2)	(3)		1
	Global Bond; 12.25%;
	03/06/2030
Barclays Bank PLC	Republic of Brazil	1.40%	1.00%	12/20/2015		11,600	(85)	(32)		(53)
	Global Bond; 12.25%;
	03/06/2030
Barclays Bank PLC	Republic of Indonesia	1.22%	1.00%	06/20/2016		1,500	(15)	(13)		(2)
	144A Note; 7.25%;
	04/20/2015
Barclays Bank PLC	Republic of Indonesia	1.22%	1.00%	06/20/2016		1,500	(16)	(14)		(2)
	144A Note; 7.25%;
	04/20/2015
BNP Paribas	General Electric Capital	0.25%	1.00%	03/20/2014		1,100	5	(11)		16
	Corp; 5.63%; 09/15/2017
BNP Paribas	US Treasury Note;	0.20%	0.25%	03/20/2016	EUR	6,200	35	(48)		83
	4.88%; 08/15/2016
Citibank NA	Mexico Government	0.97%	1.00%	06/20/2016		$2,900	12	(4)		16
	Global Bond; 7.50%;
	04/08/2033
Citibank NA	Mexico Government	0.86%	1.00%	09/20/2015		700	5	(4)		9
	Global Bond; 7.50%;
	04/08/2033
Citibank NA	Mexico Government	0.73%	1.00%	03/20/2015		1,500	9	(11)		20
	Global Bond; 7.50%;
	04/08/2033
Citibank NA	Republic of Brazil	1.35%	1.00%	09/20/2015		1,000	(5)	(7)		2
	Global Bond; 12.25%;
	03/06/2030
Citibank NA	Republic of Brazil	1.27%	1.00%	06/20/2015		1,000	(3)	(10)		7
	Global Bond; 12.25%;
	03/06/2030
Citibank NA	Republic of Brazil	0.00%	1.00%	06/20/2016		5,400	(64)	(10)		(54)
	Global Bond; 12.25%;
	03/06/2030
Deutsche Bank AG	General Electric Capital Corp;	0.25%	4.23%	12/20/2013		800	12	—		12
	5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital Corp;	0.25%	4.30%	12/20/2013		300	5	—		5
	5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital Corp;	0.25%	4.90%	12/20/2013		300	5	—		5
	5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital Corp;	0.25%	4.75%	12/20/2013		100	2	—		2
	5.63%; 09/15/2017
Deutsche Bank AG	Mexico Government	0.94%	1.00%	03/20/2016		5,600	30	(21)		51
	Global Bond; 7.50%;
	04/08/2033
Deutsche Bank AG	Mexico Government	0.73%	1.00%	03/20/2015		800	4	(6)		10
	Global Bond; 7.50%;
	04/08/2033
Deutsche Bank AG	Petrobas International;	1.03%	1.00%	09/20/2013		7,100	(1)	(1)		—
	8.38%; 12/10/2018
Deutsche Bank AG	Republic of Brazil	1.27%	1.00%	06/20/2015		600	(2)	(2)		—
	Global Bond; 12.25%;
	03/06/2030
Deutsche Bank AG	Republic of Indonesia;	1.03%	1.00%	09/20/2015		500	(1)	(5)		4
	6.75%; 03/10/2014

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied
		Credit Spread	(Pay)/						Upfront	Unrealized
		as of July 31,	Receive	Expiration	Notional		Fair Value		Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	2013 (c)	Fixed Rate	Date	Amount (a)		(b)		Paid/(Received)	(Depreciation)
Goldman Sachs & Co	Berkshire Hathaway	0.45%	1.00%	03/20/2015		$1,100	$12		$(6)	$18
	Finance Corp; 4.63%;
	10/15/2013
Goldman Sachs & Co	Mexico Government	0.94%	1.00%	03/20/2016		1,900	10		(35)	45
	Global Bond; 5.95%;
	03/19/2019
Goldman Sachs & Co	Republic of Brazil	1.27%	1.00%	06/20/2015		500	(1)		(2)	1
	Global Bond; 12.25%;
	03/06/2030
Goldman Sachs & Co	UK Gilt; 4.25%;	0.25%	1.00%	06/20/2015		1,000	16		3	13
	06/07/2032
HSBC Securities Inc	Republic of Brazil	1.35%	1.00%	09/20/2015		1,500	(7)		(6)	(1)
	Global Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil	1.27%	1.00%	06/20/2015		2,100	(7)		(8)	1
	Global Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil	1.40%	1.00%	12/20/2015		5,200	(38)		(79)	41
	Global Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil	1.27%	1.00%	06/20/2015		4,400	(16)		(18)	2
	Global Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil	1.49%	1.00%	06/20/2016		6,000	(71)		(125)	54
	Global Bond; 12.25%;
	03/06/2030
JP Morgan Chase	General Electric Capital	0.25%	1.00%	03/20/2014		3,400	16		(26)	42
	Corp; 5.63%; 09/15/2017
JP Morgan Chase	Mexico Government	1.15%	1.00%	09/20/2017		9,600	(22)		(106)	84
	Global Bond; 5.95%;
	03/19/2019
JP Morgan Chase	Republic of Brazil	1.52%	1.00%	09/20/2016		1,200	(16)		(4)	(12)
	Global Bond; 12.25%;
	03/06/2030
Morgan Stanley & Co	Republic of Brazil	1.27%	1.00%	06/20/2015		600	(2)		(2)	—
	Global Bond; 12.25%;
	03/06/2030
Morgan Stanley & Co	Republic of Indonesia	1.11%	1.00%	12/20/2015		1,100	(6)		(37)	31
	144A Note; 7.25%;
	04/20/2015
Morgan Stanley & Co	Republic of Indonesia	2.43%	1.00%	06/20/2021		2,700	(305)		(342)	37
	144A Note; 7.25%;
	04/20/2015
Royal Bank of Scotland PLC	Mexico Government	0.86%	1.00%	09/20/2015		2,100	14		(10)	24
	Global Bond; 7.50%;
	04/08/2033
UBS AG	Berkshire Hathaway	0.45%	1.00%	03/20/2015		1,100	12		(6)	18
	Finance Corp; 4.63%;
	10/15/2013
UBS AG	Republic of Brazil	1.35%	1.00%	09/20/2015		500	(3)		(2)	(1)
	Global Bond; 12.25%;
	03/06/2030
UBS AG	US Treasury Note;	0.19%	0.25%	09/20/2015	EUR	10,100	51		(60)	111
	4.88%; 08/15/2016
Total							$(232	) $	(1,467)	$1,235

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

Credit Default Swaps (continued)

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

		Foreign Currency Contracts
Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Appreciation/(Depreciation)
Brazilian Real	Barclays Bank PLC	08/02/2013	1,922,183	$855	$843	$(12)
Brazilian Real	UBS AG	08/02/2013	41,679,384	20,392	18,270	(2,122)
Brazilian Real	UBS AG	09/04/2013	32,030,484	13,974	13,943	(31)
British Pound Sterling	Citigroup Inc	09/12/2013	1,813,000	2,844	2,757	(87)
British Pound Sterling	Deutsche Bank AG	09/12/2013	700,000	1,088	1,064	(24)
British Pound Sterling	HSBC Securities Inc	09/12/2013	700,000	1,097	1,064	(33)
Canadian Dollar	Goldman Sachs & Co	09/23/2013	1,437,000	1,378	1,398	20
Canadian Dollar	JP Morgan Chase	09/23/2013	1,874,000	1,798	1,823	25
Canadian Dollar	RBC Dominion Securities	09/23/2013	1,783,000	1,684	1,734	50
Euro	Bank of America NA	09/17/2013	19,933,000	26,325	26,519	194
Euro	Barclays Bank PLC	09/17/2013	8,313,000	10,972	11,060	88
Euro	Citigroup Inc	09/17/2013	4,279,000	5,705	5,693	(12)
Euro	Deutsche Bank AG	09/17/2013	22,091,000	29,011	29,390	379
Euro	HSBC Securities Inc	09/17/2013	6,347,000	8,379	8,444	65
Euro	JP Morgan Chase	09/17/2013	17,211,000	23,082	22,898	(184)
Indonesian Rupiah	JP Morgan Chase	08/12/2013	6,944,000,000	700	675	(25)
Mexican Peso	Bank of America NA	09/18/2013	4,649,318	360	362	2
Mexican Peso	Barclays Bank PLC	09/18/2013	3,719,142	275	290	15
Mexican Peso	Citigroup Inc	09/18/2013	24,193,921	1,905	1,886	(19)
Mexican Peso	Goldman Sachs & Co	09/18/2013	22,302,236	1,730	1,739	9
Mexican Peso	HSBC Securities Inc	09/18/2013	34,472,093	2,714	2,688	(26)
Mexican Peso	JP Morgan Chase	09/18/2013	23,048,310	1,819	1,797	(22)
Mexican Peso	RBC Dominion Securities	09/18/2013	26,663,428	2,068	2,079	11
Mexican Peso	UBS AG	09/18/2013	94,634,480	7,418	7,378	(40)
Total						$(1,779)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Appreciation/(Depreciation)
Brazilian Real	Bank of America NA	08/02/2013	3,510,049	$1,541	$1,539	$2
Brazilian Real	Barclays Bank PLC	08/02/2013	1,992,751	881	874	7
Brazilian Real	Barclays Bank PLC	09/04/2013	2,704,910	1,196	1,178	18
Brazilian Real	Citigroup Inc	08/02/2013	1,922,183	861	843	18
Brazilian Real	Deutsche Bank AG	09/04/2013	2,227,797	990	970	20
Brazilian Real	Goldman Sachs & Co	08/02/2013	2,158,742	957	946	11
Brazilian Real	Goldman Sachs & Co	09/04/2013	1,126,129	492	490	2
Brazilian Real	HSBC Securities Inc	08/02/2013	1,163,270	519	510	9
Brazilian Real	HSBC Securities Inc	09/04/2013	1,671,027	739	727	12
Brazilian Real	HSBC Securities Inc	10/02/2013	1,400,633	607	606	1
Brazilian Real	UBS AG	08/02/2013	32,854,572	14,429	14,401	28
Brazilian Real	UBS AG	09/04/2013	2,808,281	1,242	1,223	19
British Pound Sterling	Barclays Bank PLC	09/12/2013	12,573,000	19,591	19,118	473
British Pound Sterling	Royal Bank of Scotland PLC	09/12/2013	95,000	145	144	1
Canadian Dollar	Barclays Bank PLC	09/23/2013	81,007,000	79,548	78,785	763
Euro	Bank of America NA	12/16/2013	48,000,000	60,585	63,884	(3,299)
Euro	BNP Paribas	04/01/2014	400,000	506	533	(27)
Euro	BNP Paribas	06/02/2014	600,000	759	799	(40)
Euro	BNP Paribas	07/01/2014	400,000	506	532	(26)
Euro	BNP Paribas	08/01/2014	400,000	506	532	(26)
Euro	Citigroup Inc	04/01/2014	1,000,000	1,267	1,331	(64)
Euro	HSBC Securities Inc	09/17/2013	97,000	127	129	(2)
Euro	UBS AG	09/04/2013	2,100,000	2,651	2,794	(143)
Euro	UBS AG	09/20/2013	40,421,581	53,093	53,778	(685)
Indonesian Rupiah	Deutsche Bank AG	08/12/2013	6,944,000,000	701	675	26
Japanese Yen	Citigroup Inc	10/17/2013	10,500,000	106	107	(1)
Japanese Yen	Deutsche Bank AG	10/17/2013	80,800,000	813	826	(13)
Mexican Peso	Bank of America NA	09/18/2013	39,342,969	3,002	3,067	(65)

See accompanying notes

Schedule of Investments Core Plus Bond Fund I July 31, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale									Net Unrealized
Contracts	Counterparty			Delivery Date		Contracts to Deliver	In Exchange For		Fair Value	Appreciation/(Depreciation)
Mexican Peso	Barclays Bank PLC			09/18/2013		53,239,556		$4,141	$4,151	$(10)
Mexican Peso	Citigroup Inc			09/18/2013		16,411,957		1,283	1,280	3
Mexican Peso	Deutsche Bank AG			09/18/2013		2,001,860		158	156	2
Mexican Peso	Goldman Sachs & Co			09/18/2013		1,468,935		118	115	3
Mexican Peso	HSBC Securities Inc			09/18/2013		89,835,148		6,994	7,004	(10)
Mexican Peso	JP Morgan Chase			09/18/2013		55,979,130		4,320	4,364	(44)
Mexican Peso	Morgan Stanley & Co			09/18/2013		6,706,620		530	523	7
Mexican Peso	RBC Dominion Securities			09/18/2013		17,091,441		1,355	1,333	22
Mexican Peso	UBS AG			09/18/2013		11,420,240		904	890	14
Total										$(2,994)

Amounts in thousands except contracts

Futures Contracts

										Unrealized
Type			Long/Short Contracts			Notional Value		Fair Value		Appreciation/(Depreciation)
90 day Eurodollar; December 2015			Long	1,127		$279,236	$		277,932	$(1,304)
90 day Eurodollar; June 2015			Long	2,711		671,547			671,718	171
90 day Eurodollar; March 2015			Long	1,103		273,869			273,764	(105)
90 day Eurodollar; March 2016			Long		232	57,409			57,052	(357)
90 day Eurodollar; September 2015			Long		547	135,346			135,239	(107)
US 10 Year Note; September 2013			Long	1,547		200,425			195,599	(4,826)
Total										$(6,528)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed		Notional			Upfront Premiums		Unrealized
(Issuer)	Floating Rate Index	Floating Rate	Rate	Expiration Date	Amount	Fair Value		Paid/(Received)		Appreciation/(Depreciation)
Bank of America	Brazil Cetip	Pay	8.86%	01/02/2017	BRL	3,800	$(50)		$3	$(53)
NA	Interbank Deposit
Bank of America	MXN TIIE Banxico	Pay	5.50%	09/02/2022	MXN	7,500	(48)		(10)	(38)
NA
Barclays Bank PLC MXN TIIE Banxico		Pay	5.00%	09/13/2017		1,700	(2)		(1)	(1)
Barclays Bank PLC MXN TIIE Banxico		Pay	5.50%	09/13/2017		68,400	17		(9)	26
Barclays Bank PLC MXN TIIE Banxico		Pay	5.75%	06/05/2023		2,800	(16)		(8)	(8)
Barclays Bank PLC MXN TIIE Banxico		Pay	5.60%	09/06/2016		196,300	215		51	164
BNP Paribas	MXN TIIE Banxico	Pay	5.75%	06/05/2023		3,300	(19)		(4)	(15)
Deutsche Bank AG	Brazil Cetip	Pay	9.13%	01/02/2017	BRL	3,000	(39)		10	(49)
	Interbank Deposit
Deutsche Bank AG	MXN TIIE Banxico	Pay	5.75%	06/05/2023	MXN	6,700	(39)		(11)	(28)
Goldman Sachs &	Brazil Cetip	Pay	9.10%	01/02/2017	BRL	2,000	(28)		—	(28)
Co	Interbank Deposit
Goldman Sachs &	MXN TIIE Banxico	Pay	5.75%	06/05/2023	MXN	7,000	(41)		(17)	(24)
Co
HSBC Securities Inc MXN TIIE Banxico		Pay	5.75%	06/05/2023		3,200	(19)		(7)	(12)
HSBC Securities Inc MXN TIIE Banxico		Pay	5.50%	09/02/2022		11,400	(73)		(20)	(53)
HSBC Securities Inc MXN TIIE Banxico		Pay	5.60%	09/06/2016		66,000	72		10	62
HSBC Securities Inc MXN TIIE Banxico		Pay	5.00%	09/13/2017		5,100	(6)		(3)	(3)
HSBC Securities Inc MXN TIIE Banxico		Pay	5.50%	09/13/2017		87,600	22		(13)	35
JP Morgan Chase	MXN TIIE Banxico	Pay	6.00%	06/05/2023		12,000	(51)		(46)	(5)
Morgan Stanley &	Brazil Cetip	Pay	9.14%	01/02/2017	BRL	2,000	(27)		6	(33)
Co	Interbank Deposit
Morgan Stanley &	MXN TIIE Banxico	Pay	6.35%	06/02/2021	MXN	9,300	(2)		2	(4)
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	5.60%	09/06/2016		24,800	27		6	21
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	5.50%	09/13/2017		31,000	8		(6)	14
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	5.50%	09/02/2022		45,200	(289)		(82)	(207)
Co
UBS AG	Brazil Cetip	Pay	8.90%	01/02/2017	BRL	1,500	(23)		1	(24)
	Interbank Deposit
Total							$(411)		$(148)	$(263)

Amounts in thousands

See accompanying notes 37

				Schedule of Investments
Core Plus Bond Fund I
July 31, 2013 (unaudited)

Exchange Cleared Interest Rate Swaps

	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount			Fair Value	Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Pay	2.75%	06/19/2043		$275,800		$47,032	$				28,598
	3 Month LIBOR	Pay	3.50%	12/18/2043		9,900		371					(18)
	3 Month LIBOR	Pay	1.50%	03/18/2016		441,100		1,953					(976)
	3 Month LIBOR	Pay	2.65%	07/31/2023		76,900		(909)					(909)
	6 Month JPY	Pay	1.00%	09/18/2023	JPY	5,350,000		58					(249)
	LIBOR
	Federal Fund	Pay	1.00%	10/15/2017		$140,600		(2,012)					(1,846)
	Effective Rate
Total								$46,493	$				24,600

Amounts in thousands

Interest Rate Swaptions

Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate		Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)			Fair Value		Unrealized Appreciation/(Depreciation)
Call - 1 Year Interest Bank of America NA		3 Month	Receive	0.40%		03/13/2014	EUR	18,000	$(34	) $	(26	) $	8
Rate Swap		EURIBOR
Call - 1 Year Interest Barclays Bank PLC		3 Month	Receive	0.40%		03/17/2014		4,400	(9)		(7)		2
Rate Swap		EURIBOR
Call - 1 Year Interest Goldman Sachs & Co		3 Month	Receive	0.40%		03/13/2014		4,400	(9)		(6)		3
Rate Swap		EURIBOR
Call - 5 Year Interest Bank of America NA		3 Month	Receive	0.80%		09/04/2013		$16,400	(10)		—		10
Rate Swap		LIBOR
Call - 5 Year Interest Deutsche Bank AG		3 Month	Receive	0.75%		09/04/2013		13,400	(9)		—		9
Rate Swap		LIBOR
Call - 5 Year Interest Deutsche Bank AG		3 Month	Receive	0.90%		09/04/2013		16,200	(17)		—		17
Rate Swap		LIBOR
Call - 5 Year Interest Morgan Stanley & Co		3 Month	Receive	0.75%		09/04/2013		45,000	(25)		—		25
Rate Swap		LIBOR
Call - 5 Year Interest Morgan Stanley & Co		3 Month	Receive	1.10%		09/04/2013		86,400	(104)		(2)		102
Rate Swap		LIBOR
Call - 5 Year Interest Morgan Stanley & Co		3 Month	Receive	1.00%		09/04/2013		23,100	(23)		—		23
Rate Swap		LIBOR
Call - 5 Year Interest Royal Bank of		3 Month	Receive	0.75%		09/04/2013		16,200	(7)		—		7
Rate Swap	Scotland PLC	LIBOR
Put - 1 Year Interest	Bank of America NA	3 Month	Receive	0.40%		03/13/2014	EUR	18,000	(40)		(34)		6
Rate Swap		EURIBOR
Put - 1 Year Interest	Barclays Bank PLC	3 Month	Receive	0.40%		03/17/2014		4,400	(10)		(9)		1
Rate Swap		EURIBOR
Put - 1 Year Interest	Goldman Sachs & Co	3 Month	Receive	0.40%		03/13/2014		4,400	(9)		(8)		1
Rate Swap		EURIBOR
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	2.90%		10/01/2013		$8,100	(133)		(100)		33
Rate Swap		LIBOR
Put - 10 Year Interest Goldman Sachs & Co		3 Month	Receive	2.90%		10/01/2013		15,600	(227)		(193)		34
Rate Swap		LIBOR
Put - 10 Year Interest Royal Bank of		3 Month	Receive	2.90%		10/01/2013		16,500	(271)		(204)		67
Rate Swap	Scotland PLC	LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	1.00%		09/04/2013		16,400	(97)		(501)		(404)
Rate Swap		LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	1.40%		09/04/2013		20,600	(53)		(248)		(195)
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.10%		09/04/2013		16,200	(92)		(415)		(323)
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.25%		09/04/2013		13,400	(36)		(248)		(212)
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.40%		09/04/2013		22,000	(73)		(265)		(192)
Rate Swap		LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	1.50%		10/28/2013		68,800	(189)		(967)		(778)
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.65%		09/04/2013		86,400	(207)		(408)		(201)
Rate Swap		LIBOR

See accompanying notes

Schedule of Investments Core Plus Bond Fund I July 31, 2013 (unaudited)

				Interest Rate Swaptions (continued)
Written Swaptions Outstanding		Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value			Unrealized Appreciation/(Depreciation)
Put - 5 Year Interest		Morgan Stanley & Co	3 Month	Receive	1.75%	11/28/2013	$39,500		$(350)	$(409)		$(59)
Rate Swap			LIBOR
Put - 5 Year Interest Morgan Stanley & Co			3 Month	Receive	1.45%	09/04/2013	61,000		(296)	(623)		(327)
Rate Swap			LIBOR
Put - 5 Year Interest Morgan Stanley & Co			3 Month	Receive	1.25%	09/04/2013	45,000		(114)	(833)		(719)
Rate Swap			LIBOR
Put - 5 Year Interest Royal Bank of			3 Month	Receive	1.10%	09/04/2013	16,200		(62)	(415)		(353)
Rate Swap	Scotland PLC		LIBOR
Total									$(2,506)	$(5,921)		$(3,415)

Amounts in thousands

				Options
			Exercise Price	Expiration Date			Upfront Premiums					Unrealized
Written Options Outstanding						Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - Euro Bund Future			EUR 148.00	08/23/2013		23		$(12)		$—		$12
Call - US 10 Year Note Future			$133.00	08/23/2013		272		(81)		(5)		76
Put - US 10 Year Note Future			$129.00	08/23/2013		272		(158)		(714)		(556)
Put - USD vs JPY			$96.00	08/12/2013		4,100,000		(24)		(13)		11
Total								$(275)		$(732)		$(457)

Amounts in thousands except contracts

				Credit Default Swaptions
Written Swaptions Outstanding	Counterparty (Issuer)		Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value			Unrealized Appreciation/(Depreciation)
Call - 5 Year Credit Bank of America			CDX.IG.20.5Y	Sell	0.65%	09/18/2013	$8,900		$(5)		$(4)	$1
Default Swap	NA
Call - 5 Year Credit Citibank NA			CDX.IG.20.5Y	Sell	0.70%	09/18/2013	5,000		(4)		(5)	(1)
Default Swap
Call - 5 Year Credit Citibank NA			CDX.IG.20.5Y	Sell	0.65%	09/18/2013	8,900		(6)		(4)	2
Default Swap
Total									$(15)	$(13)		$2

Amounts in thousands

Inflation Floor

								Upfront
		Counterparty	Strike			Expiration	Notional	Premiums					Unrealized
Description		(Issuer)	Index	Exercise Index		Date	Amount	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Floor - US CPI Urban		Citibank NA	$216.69	Max of $0 or (0-		04/07/2020	$12,500		$(111)		$(7)		$104
Consumers NSA Index				(Index Final/Index
				Initial - 1))
Floor - US CPI Urban		Citibank NA	$215.95	Max of $0 or (0-		03/12/2020	5,200		(44)		(3)		41
Consumers NSA Index				(Index Final/Index
				Initial - 1))
Floor - US CPI Urban		Citibank NA	$217.97	Max of $0 or (0-		09/29/2020	5,500		(71)		(5)		66
Consumers NSA Index				(Index Final/Index
				Initial - 1))
Floor - US CPI Urban		Deutsche Bank AG	$ 215.95	Max of $0 or (0-		03/10/2020	1,800		(14)		(1)		13
Consumers NSA Index				(Index Final/Index
				Initial - 1))
Total									$(240)		$(16)		$224

Amounts in thousands

See accompanying notes

     Schedule of Investments

 Diversified International Fund

July 31, 2013 (unaudited)

COMMON STOCKS - 98.02%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 1.07%				Banks (continued)
Publicis Groupe SA	384,003	$30,980		DNB ASA	1,813,929	$30,176
Teleperformance	27,264	1,322		FirstRand Ltd	3,122,085	9,366
WPP PLC	901,092	16,268		Grupo Financiero Banorte SAB de CV	1,262,900	7,966
		$48,570		Gunma Bank Ltd/The	225,000	1,272
				HDFC Bank Ltd ADR	14,936	491
Aerospace & Defense - 1.66%				HSBC Holdings PLC	6,380,083	72,436
BAE Systems PLC	2,607,497	17,684		ICICI Bank Ltd ADR	196,300	6,435
European Aeronautic Defence and Space Co	313,153	18,753		Industrial & Commercial Bank of China Ltd	9,001,034	5,912
NV				Krung Thai Bank PCL	5,080,700	2,858
IHI Corp	2,306,000	9,700		Malayan Banking Bhd	3,260,200	10,306
Safran SA	493,900	29,004		Mitsubishi UFJ Financial Group Inc	6,275,325	38,926
		$75,141		Nordea Bank AB	2,845,024	36,062
Agriculture - 2.39%				Royal Bank of Canada	557,700	34,838
British American Tobacco PLC	918,329	48,990		Sberbank of Russia	2,226,012	6,396
ITC Ltd	1,507,504	8,476		Skandinaviska Enskilda Banken AB	3,007,551	33,173
Japan Tobacco Inc	1,320,100	46,086		Standard Chartered PLC	887,177	20,577
Souza Cruz SA	388,804	4,661		Sumitomo Mitsui Financial Group Inc	1,026,100	46,879
		$108,213		Sumitomo Mitsui Trust Holdings Inc	3,000,739	13,801
				Svenska Handelsbanken AB	657,205	29,815
Airlines - 1.15%				Swedbank AB	1,793,403	43,230
easyJet PLC	1,655,489	35,580		Turkiye Halk Bankasi AS	259,233	1,947
Ryanair Holdings PLC ADR	318,300	16,399		Turkiye Is Bankasi	1,314,010	3,480
		$51,979		UBS AG (a)	898,304	17,689
Apparel - 0.30%				Westpac Banking Corp	187,068	5,189
Grendene SA	81,200	760				$619,984
Makalot Industrial Co Ltd	242,000	1,323		Beverages - 1.25%
Prada SpA	1,257,800	11,728		Anheuser-Busch InBev NV	435,638	41,892
		$13,811		Cia de Bebidas das Americas ADR	195,634	7,391
Automobile Manufacturers - 5.64%				Fomento Economico Mexicano SAB de CV	68,395	6,804
Bayerische Motoren Werke AG	198,682	19,447		ADR
Daimler AG	399,117	27,687		Thai Beverage PCL	1,875,000	797
Fuji Heavy Industries Ltd	1,614,000	39,739				$56,884
Great Wall Motor Co Ltd	2,601,500	12,142		Biotechnology - 0.68%
Hino Motors Ltd	863,000	13,225		CSL Ltd	486,367	28,863
Hyundai Motor Co	58,681	12,395		Genmab A/S (a)	22,203	639
Kia Motors Corp	162,694	9,212		Morphosys AG (a)	17,347	1,185
Mazda Motor Corp (a)	5,071,000	21,128				$30,687
Renault SA	264,700	20,856
Toyota Motor Corp	1,306,500	79,501		Building Materials - 1.57%
		$255,332		Anhui Conch Cement Co Ltd	801,000	2,367
				Buzzi Unicem SpA	53,436	790
Automobile Parts & Equipment - 1.18%				HeidelbergCement AG	265,098	20,423
Bridgestone Corp	239,400	8,477		Holcim Ltd (a)	333,143	24,100
Continental AG	103,783	16,343		Kingspan Group PLC	59,974	835
Hyundai Mobis	27,206	6,632		Lafarge SA	287,396	18,385
JTEKT Corp	683,200	8,566		Norbord Inc	11,692	369
Kenda Rubber Industrial Co Ltd	531,000	1,371		Sanwa Holdings Corp	292,000	1,607
Minth Group Ltd	550,000	978		Semen Indonesia Persero Tbk PT	1,080,500	1,598
Norma Group SE	29,445	1,250		Sumitomo Osaka Cement Co Ltd	237,000	768
Plastic Omnium SA	28,026	1,912				$71,242
Showa Corp	92,521	1,242
Tokai Rika Co Ltd	37,382	805		Chemicals - 2.65%
Toyo Tire & Rubber Co Ltd	163,171	939		Agrium Inc	360,900	30,619
Xinyi Glass Holdings Ltd	5,366,000	4,908		BASF SE	131,443	11,650
		$53,423		Elementis PLC	199,516	760
				Essentra PLC	655,280	7,731
Banks - 13.69%				LG Chem Ltd	17,186	4,310
Aozora Bank Ltd	5,257,301	16,241		Methanex Corp	26,800	1,280
Australia & New Zealand Banking Group Ltd	1,133,485	30,284		Nan Ya Plastics Corp	1,780,000	3,738
Banca Generali SpA	73,372	1,844		Nippon Soda Co Ltd	228,000	1,303
Banco do Brasil SA	436,254	4,387		PTT Global Chemical PCL (b)	2,577,000	5,437
Bangkok Bank PCL	573,700	3,833		Sasol Ltd	193,374	8,884
Bank of China Ltd	24,649,300	10,321		Solvay SA	117,611	15,943
Bank of Georgia Holdings PLC	24,183	652		Yara International ASA	600,436	26,946
Bank of Ireland (a)	5,907,828	1,331		Zeon Corp	115,000	1,247
Bank Rakyat Indonesia Persero Tbk PT	3,779,005	3,028				$119,848
Barclays PLC	3,714,671	16,229
China Construction Bank Corp	18,131,129	13,519		Commercial Services - 0.52%
Credicorp Ltd	50,826	6,038		Ashtead Group PLC	1,038,509	11,141
DBS Group Holdings Ltd	2,519,003	33,057		Kroton Educacional SA	531,400	7,524

See accompanying notes

Schedule of Investments
Diversified International Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Commercial Services (continued)				Engineering & Construction (continued)
Loomis AB	58,006	$1,244		Vinci SA	332,331	$17,976
OHL Mexico SAB de CV (a)	864,200	2,280		Yokogawa Bridge Holdings Corp	57,000	687
Societa Iniziative Autostradali e Servizi SpA	71,161	623				$54,319
Stantec Inc	19,600	906
		$23,718		Entertainment - 0.39%
				Gtech Spa	55,801	1,549
Computers - 0.57%				William Hill PLC	2,210,602	16,357
CGI Group Inc (a)	385,200	13,314				$17,906
Ingenico	150,049	11,211
NEC Networks & System Integration Corp	52,600	1,149		Food - 3.40%
		$25,674		Associated British Foods PLC	314,368	9,300
				Cia Brasileira de Distribuicao Grupo Pao de	90,181	4,023
Distribution & Wholesale - 0.72%				Acucar ADR
DCC PLC	29,359	1,191		Cosan SA Industria e Comercio	112,000	2,122
Inchcape PLC	189,562	1,645		Delhaize Group SA	154,855	10,218
Toyota Tsusho Corp	711,300	18,862		JBS SA	1,858,830	5,280
Wolseley PLC	225,506	10,796		Magnit OJSC	136,724	7,866
		$32,494		Nestle SA	645,196	43,669
				Sao Martinho SA	52,611	564
Diversified Financial Services - 3.35%				Tate & Lyle PLC	1,107,246	14,144
Aberdeen Asset Management PLC	3,494,719	20,455		Toyo Suisan Kaisha Ltd	212,000	6,628
Azimut Holding SpA	679,738	15,273		Unilever PLC	1,079,981	43,857
Century Tokyo Leasing Corp	46,100	1,266		Uni-President Enterprises Corp	3,028,000	6,176
Coronation Fund Managers Ltd	155,644	1,035		Vigor Alimentos SA (c)	32,030	88
Daishin Securities Co Ltd	119,458	948				$153,935
Daiwa Securities Group Inc	2,796,000	23,719
Fubon Financial Holding Co Ltd	4,723,000	6,630		Forest Products & Paper - 1.73%
Hana Financial Group Inc	210,767	6,750		DS Smith PLC	3,480,677	13,706
Indiabulls Housing Finance Ltd (a)	236,675	811		Mondi PLC	1,418,154	21,131
Intermediate Capital Group PLC	1,870,379	13,811		Smurfit Kappa Group PLC	2,061,669	41,695
International Personal Finance PLC	109,821	1,060		Sumitomo Forestry Co Ltd	106,266	1,125
Jaccs Co Ltd	220,000	1,131		West Fraser Timber Co Ltd	7,400	674
KB Financial Group Inc	251,303	7,949				$78,331
Mahindra & Mahindra Financial Services Ltd	178,030	684
Malaysia Building Society	1,369,900	1,309		Gas - 1.06%
Mega Financial Holding Co Ltd	14,311,760	11,953		ENN Energy Holdings Ltd	520,000	2,878
ORIX Corp	2,357,610	34,990		Gas Natural SDG SA	727,603	14,813
Paragon Group of Cos PLC	158,249	774		Keyera Corp	138,300	7,737
Provident Financial PLC	54,052	1,388		Perusahaan Gas Negara Persero Tbk PT	13,580,500	7,799
		$151,936		Tokyo Gas Co Ltd	2,656,000	14,600
						$47,827
Electric - 0.51%
Atco Ltd/Canada	21,400	970		Hand & Machine Tools - 0.07%
China Power International Development Ltd	3,563,000	1,497		KUKA AG	39,956	1,763
Huaneng Power International Inc	4,408,000	4,597		Techtronic Industries Co	505,500	1,235
Tenaga Nasional BHD	5,908,200	16,196				$2,998
		$23,260		Healthcare - Products - 1.27%
Electrical Components & Equipment - 0.62%				Coloplast A/S	486,125	28,398
Delta Electronics Inc	994,000	4,822		Elekta AB	790,638	13,539
Hitachi Ltd	3,282,639	21,991		Fresenius SE & Co KGaA	114,289	14,388
LG Electronics Inc	17,027	1,104		Hogy Medical Co Ltd	23,500	1,340
		$27,917				$57,665

Electronics - 0.23%				Healthcare - Services - 0.40%
AAC Technologies Holdings Inc	249,500	1,161		Eurofins Scientific	3,883	851
Hon Hai Precision Industry Co Ltd	623,265	1,614		Primary Health Care Ltd	256,000	1,169
Jahwa Electronics Co Ltd	38,500	713		Ramsay Health Care Ltd	484,580	16,032
Nichicon Corp	78,900	789				$18,052
Phison Electronics Corp	558,000	4,159		Holding Companies - Diversified - 0.27%
Tokyo Seimitsu Co Ltd	42,300	827		Alfa SAB de CV	2,261,900	5,764
Truly International Holdings	2,516,000	1,133		Emperor International Holdings	2,626,000	738
		$10,396		KOC Holding AS	1,258,090	5,548
Engineering & Construction - 1.20%						$12,050
Bilfinger SE	134,450	12,782		Home Builders - 2.43%
Cheung Kong Infrastructure Holdings Ltd	1,331,296	9,192		Barratt Developments PLC (a)	6,889,013	34,151
China Railway Construction Corp Ltd	5,216,345	5,302		Persimmon PLC (a)	1,352,318	25,415
CTCI Corp	348,000	626		Sekisui House Ltd	1,738,000	22,425
Daelim Industrial Co Ltd	57,890	4,576		Taylor Wimpey PLC	17,308,311	28,059
Grupo Aeroportuario del Centro Norte Sab de	391,500	1,344				$110,050
CV (a)
Obrascon Huarte Lain SA	48,073	1,834

See accompanying notes

     Schedule of Investments

Diversified International Fund

July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Furnishings - 0.52%				Mining (continued)
Howden Joinery Group PLC	377,809	$1,662		MMC Norilsk Nickel OJSC ADR	165,100	$2,214
LG Corp	115,415	6,708		PanAust Ltd	272,669	480
Sony Corp	719,600	15,108		Southern Copper Corp	75,036	1,956
		$23,478		Sterlite Industries India Ltd ADR	538,491	2,709

Insurance - 5.69%						$52,445
Allianz SE	250,439	39,026		Miscellaneous Manufacturing - 0.41%
BB Seguridade Participacoes SA (a)	371,606	3,004		Amano Corp	57,700	618
Beazley PLC	410,557	1,379		IMI PLC	480,680	10,040
Cathay Financial Holding Co Ltd	7,448,000	10,821		Largan Precision Co Ltd	116,000	4,028
Cathay Financial Holding Co Ltd - Rights	197,209	49		Singamas Container Holdings Ltd	3,572,000	768
(a),(b),(c)				Sunny Optical Technology Group Co Ltd	1,664,000	1,664
Hannover Rueckversicherung SE	393,787	29,247		Trelleborg AB	75,392	1,326
Lancashire Holdings Ltd	77,901	955				$18,444
MS&AD Insurance Group Holdings	546,400	14,141
Muenchener Rueckversicherungs AG	175,980	34,945		Office & Business Equipment - 0.27%
Ping An Insurance Group Co of China Ltd	627,000	4,055		Ricoh Co Ltd	997,000	11,193
Powszechny Zaklad Ubezpieczen SA	52,056	7,390		Seiko Epson Corp	90,500	1,130
Prudential PLC	2,263,232	40,195				$12,323
Sampo	939,776	41,159		Oil & Gas - 5.78%
Sanlam Ltd	1,863,774	8,957		Afren PLC (a)	661,185	1,369
SCOR SE	28,802	918		Bangchak Petroleum PCL (b)	1,873,500	2,067
Standard Life PLC	3,700,189	21,368		Bellatrix Exploration Ltd (a)	100,600	661
		$257,609		BP PLC	1,262,494	8,722
Internet - 0.44%				Canadian Natural Resources Ltd	789,800	24,476
Rightmove PLC	27,247	1,008		China Petroleum & Chemical Corp	5,133,400	3,813
Tencent Holdings Ltd	414,600	18,768		CNOOC Ltd	5,946,000	10,746
		$19,776		Ecopetrol SA ADR	88,999	4,058
				Gazprom OAO ADR	1,219,449	9,451
Iron & Steel - 0.73%				Husky Energy Inc	620,700	17,888
APERAM	41,218	509		Lukoil OAO ADR	162,851	9,608
BlueScope Steel Ltd (a)	269,649	1,301		NovaTek OAO	56,488	6,553
Ferrexpo PLC	130,430	336		Oil & Natural Gas Corp Ltd	654,552	3,127
Fortescue Metals Group Ltd	4,118,765	13,523		OMV AG	373,805	16,537
Hyundai Steel Co	26,213	1,596		PetroChina Co Ltd	4,465,131	5,216
Kumba Iron Ore Ltd	72,068	3,191		Petroleo Brasileiro SA ADR	499,205	6,809
Kyoei Steel Ltd	45,900	774		Polski Koncern Naftowy Orlen S.A.	292,916	3,976
POSCO ADR	53,189	3,812		Premier Oil PLC	147,285	810
Voestalpine AG	207,818	7,973		Reliance Industries Ltd	769,641	11,027
		$33,015		Repsol SA	743,356	17,816
				RMP Energy Inc (a)	215,500	938
Lodging - 0.60%				Rosneft OAO	352,610	2,491
MGM China Holdings Ltd	3,200,000	9,221		Royal Dutch Shell PLC - A Shares	478,207	16,317
Whitbread PLC	364,664	17,935		Royal Dutch Shell PLC - B Shares	635,550	22,480
		$27,156		Seadrill Ltd	596,200	25,485
Machinery - Diversified - 0.36%				SK Holdings Co Ltd	48,060	7,550
Daifuku Co Ltd	155,000	1,415		SK Innovation Co Ltd	18,018	2,436
Daihen Corp	168,000	662		Tatneft OAO ADR	258,137	9,507
Duerr AG	28,680	1,920		Thai Oil PCL (b)	4,319,200	8,412
Mitsubishi Heavy Industries Ltd	2,055,000	11,034		Whitecap Resources Inc	133,637	1,437
OC Oerlikon Corp AG (a)	116,351	1,530				$261,783
		$16,561		Oil & Gas Services - 0.24%
Media - 1.36%				John Wood Group PLC	727,518	9,989
Grupo Televisa SAB ADR	268,930	7,288		Petroleum Geo-Services ASA	55,166	742
ITV PLC	8,659,208	22,271				$10,731
Kabel Deutschland Holding AG	94,223	10,608		Packaging & Containers - 0.77%
Mediaset SpA (a)	2,059,935	8,999
				Amcor Ltd/Australia	2,048,502	19,468
Naspers Ltd	138,894	11,616		Rexam PLC	2,077,658	15,541
TV Asahi Corp	46,869	1,028				$35,009
		$61,810
				Pharmaceuticals - 7.68%
Mining - 1.16%				Aurobindo Pharma Ltd	217,893	607
Alacer Gold Corp	126,100	298		Bayer AG	341,706	39,718
Alamos Gold Inc	34,500	508		BTG PLC (a)	1,066,547	6,151
Argonaut Gold Inc (a)	69,288	460
				Chong Kun Dang Pharm Corp	35,858	2,244
BHP Billiton Ltd	1,189,903	37,202		GlaxoSmithKline PLC	733,436	18,764
Boliden AB	30,417	430		Kaken Pharmaceutical Co Ltd	62,000	962
Capstone Mining Corp (a)	275,955	521
				KYORIN Holdings Inc	40,900	892

Grupo Mexico SAB de CV	1,653,200	5,075		Lupin Ltd	279,196	4,000
Lundin Mining Corp (a)	150,200	592		Novartis AG	827,310	59,473

See accompanying notes

     Schedule of Investments

Diversified International Fund

July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held		Value(000	's)

Pharmaceuticals (continued)				Software (continued)
Novo Nordisk A/S	257,025	$43,608		UBISOFT Entertainment (a)	594,176		$9,064
Roche Holding AG	331,411	81,556					$20,857
Sanofi	554,661	58,064
Shire PLC	695,701	25,380		Storage & Warehousing - 0.02%
Sun Pharmaceutical Industries Ltd	703,638	6,535		Sumitomo Warehouse Co Ltd/The	131,000		748
		$347,954
				Telecommunications - 6.36%
Pipelines - 0.71%				America Movil SAB de CV ADR	387,172		8,123
AltaGas Ltd	218,000	7,639		BT Group PLC	7,975,807		41,269
Gibson Energy Inc	49,000	1,129
TransCanada Corp	517,100	23,627		China Mobile Ltd	1,419,876		15,105
				China Telecom Corp Ltd	10,514,000		5,222
		$32,395		China Wireless Technologies Ltd	2,276,000		732
Real Estate - 2.85%				Chunghwa Telecom Co Ltd	1,535,000		4,907
Brookfield Asset Management Inc	1,135,938	42,038		Freenet AG	497,179		11,859
Capital Property Fund	511,977	543		GN Store Nord A/S	77,302		1,598
Cheung Kong Holdings Ltd	1,230,669	17,274		Hutchison Telecommunications Hong Kong	1,264,666		721
Country Garden Holdings Co Ltd	9,635,000	5,445		Holdings Ltd
Ez Tec Empreendimentos e Participacoes SA	35,434	425		KDDI Corp	793,000		43,876
Great Eagle Holdings Ltd	304,000	1,152		MegaFon OAO	120,964		3,844
IMMOFINANZ AG (a)	3,068,285	12,566		MTN Group Ltd	464,048		8,688
K Wah International Holdings Ltd	2,408,000	1,098		Nippon Telegraph & Telephone Corp	649,476		32,766
Mah Sing Group Bhd	1,251,000	941		Partron Co Ltd	93,384		1,376
Mitsui Fudosan Co Ltd	1,026,000	30,926		Samart Corp PCL (b)	3,428,400		2,073
Shenzhen Investment Ltd	2,156,000	794		SK Telecom Co Ltd	37,657		7,378
Shimao Property Holdings Ltd	2,966,000	6,232		Softbank Corp	631,700		40,098
Sumitomo Realty & Development Co Ltd	187,000	7,813		Taiwan Mobile Co Ltd	2,119,000		7,698
Sunac China Holdings Ltd	834,000	601		Telecity Group PLC	52,536		710
Surya Semesta Internusa Tbk PT	6,935,500	634		Telekomunikasi Indonesia Persero Tbk PT	9,700,000		11,222
Tokyo Tatemono Co Ltd	86,000	712		TeliaSonera AB	1,669,541		12,075
		$129,194		VimpelCom Ltd ADR	427,500		4,279
				Vodafone Group PLC	7,483,996		22,415
REITS - 1.18%							$288,034
Fibra Uno Administracion SA de CV	1,395,600	4,458
Japan Hotel REIT Investment Corp	1,691	652		Transportation - 2.43%
Mirvac Group	8,315,153	12,251		Canadian National Railway Co	438,900		43,869
RioCan Real Estate Investment Trust	496,600	11,768		Canadian Pacific Railway Ltd	290,000		35,613
Westfield Group	1,609,381	16,232		East Japan Railway Co	350,200		28,174
Westfield Retail Trust	3,050,780	8,246		Seino Holdings Co Ltd	147,000		1,318
		$53,607		Senko Co Ltd	196,000		1,023
							$109,997
Retail - 3.33%
Alimentation Couche Tard Inc	550,900	33,764		Water - 0.40%
Aoyama Trading Co Ltd	36,632	914		Cia de Saneamento Basico do Estado de Sao	301,200		3,088
Cie Financiere Richemont SA	463,157	45,307		Paulo
Dollarama Inc	463,000	33,417		United Utilities Group PLC	1,394,262		15,293
GS Home Shopping Inc	5,849	1,293					$18,381
Inditex SA	76,354	10,192		TOTAL COMMON STOCKS			$4,440,201
Lawson Inc	155,800	12,209		PREFERRED STOCKS - 0.59%	Shares Held	Value	(000	's)
Lotte Shopping Co Ltd	3,162	988
Man Wah Holdings Ltd	967,600	1,084		Banks - 0.30%
Pandora A/S	184,701	7,350		Banco Bradesco SA	512,130		6,236
Shimachu Co Ltd	46,600	1,146		Itau Unibanco Holding SA	563,107		7,208
Tsuruha Holdings Inc	11,430	1,051					$13,444
Valor Co Ltd	54,100	898		Food - 0.03%
Woolworths Holdings Ltd/South Africa	179,062	1,221		Cia Brasileira de Distribuicao Grupo Pao de	34,400		1,525
		$150,834		Acucar
Semiconductors - 2.30%
ARM Holdings PLC	1,610,795	21,614		Iron & Steel - 0.14%
Chipbond Technology Corp	432,000	951		Vale SA	507,323		6,278
King Yuan Electronics Co Ltd	1,936,000	1,291
MediaTek Inc	577,000	6,927
Samsung Electronics Co Ltd	29,806	33,964		Telecommunications - 0.12%
SK Hynix Inc (a)	215,480	5,213		Telefonica Brasil SA	254,600		5,430
Taiwan Semiconductor Manufacturing Co Ltd	6,559,544	22,307
Tokyo Electron Ltd	267,100	12,151		TOTAL PREFERRED STOCKS			$26,677
		$104,418

Software - 0.46%
HCL Technologies Ltd	415,986	6,413
SAP AG	15,554	1,140
Tech Mahindra Ltd	207,129	4,240

See accompanying notes

Schedule of Investments
Diversified International Fund
July 31, 2013 (unaudited)

			Portfolio Summary (unaudited)

	Maturity		Country	Percent
REPURCHASE AGREEMENTS - 1.40%	Amount (000's)	Value (000's)	Japan	17.21%
			United Kingdom	17.00%
Banks - 1.40%			Canada	8.18%
Investment in Joint Trading Account; Credit	$12,425	$12,425	Germany	6.53%
Suisse Repurchase Agreement; 0.05%			Switzerland	6.27%
dated 07/31/2013 maturing 08/01/2013			France	4.82%
(collateralized by US Government			Australia	4.20%
Securities; $12,673,529; 0.00% - 11.25%;			Sweden	3.78%
dated 02/15/15 - 08/15/40)			Korea, Republic Of	2.82%
Investment in Joint Trading Account; Deutsche	25,126	25,126	China	2.58%
Bank Repurchase Agreement; 0.09% dated			Taiwan, Province Of China	2.23%
07/31/2013 maturing 08/01/2013			Ireland	1.94%
(collateralized by US Government			Denmark	1.79%
Securities; $25,628,690; 0.00% - 1.38%;			Brazil	1.70%
dated 10/28/13 - 03/09/18)			Belgium	1.50%
Investment in Joint Trading Account; JP	14,496	14,496	United States	1.47%
Morgan Repurchase Agreement; 0.06%			Hong Kong	1.39%
dated 07/31/2013 maturing 08/01/2013			Norway	1.28%
(collateralized by US Government			Russian Federation	1.27%
Securities; $14,785,783; 0.00% - 9.38%;			India	1.23%
dated 08/03/13 - 05/15/30)			South Africa	1.19%
Investment in Joint Trading Account; Merrill	11,333	11,333	Mexico	1.09%
Lynch Repurchase Agreement; 0.05%			Spain	0.98%
dated 07/31/2013 maturing 08/01/2013			Netherlands	0.95%
(collateralized by US Government			Finland	0.91%
Securities; $11,560,088; 0.25% - 3.13%;			Italy	0.90%
dated 07/31/15 - 02/15/43)			Austria	0.83%
		$63,380	Singapore	0.73%
TOTAL REPURCHASE AGREEMENTS		$63,380	Malaysia	0.64%
Total Investments		$4,530,258	Thailand	0.57%
Liabilities in Excess of Other Assets, Net - (0.01)%		$(660)	Bermuda	0.56%
TOTAL NET ASSETS - 100.00%		$4,529,598	Indonesia	0.53%
			Poland	0.25%
			Turkey	0.24%
(a) Non-Income Producing Security			Macao	0.20%
(b)	Fair value of these investments is determined in good faith by the		Peru	0.13%
Manager under procedures established and periodically reviewed by the			Colombia	0.09%
Board of Directors. At the end of the period, the fair value of these			Luxembourg	0.03%
securities totaled $18,038 or 0.40% of net assets.			Liabilities in Excess of Other Assets, Net	(0.01)%
(c) Security is Illiquid			TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments

Equity Income Fund

July 31, 2013 (unaudited)

COMMON STOCKS - 97.11%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 3.00%				Healthcare - Products - 1.72%
Lockheed Martin Corp	753,329	$90,490		Becton Dickinson and Co	361,765	$37,522
Raytheon Co	914,889	65,726		Medtronic Inc	936,036	51,707
		$156,216				$89,229

Apparel - 1.33%				Insurance - 7.95%
VF Corp	351,053	69,157		ACE Ltd	1,138,922	104,075
				Allianz SE ADR	1,504,468	23,364
				Allstate Corp/The	1,078,532	54,983
Automobile Manufacturers - 0.91%				Chubb Corp/The	456,520	39,489
PACCAR Inc	837,653	47,135		Fidelity National Financial Inc	2,466,823	60,388
				MetLife Inc	2,345,097	113,550
Automobile Parts & Equipment - 1.54%				Swiss Re AG ADR	220,219	17,624
Autoliv Inc	674,601	55,162				$413,473
Johnson Controls Inc	622,067	25,013
		$80,175		Machinery - Diversified - 1.78%
				Deere & Co	1,114,379	92,571
Banks - 9.00%
Australia & New Zealand Banking Group Ltd	449,485	12,069
ADR				Media - 0.47%
Bank of Nova Scotia	834,847	47,085		Walt Disney Co/The	375,785	24,295
Grupo Financiero Santander Mexico SAB de	1,542,126	22,238
CV ADR(a)				Mining - 0.56%
JP Morgan Chase & Co	1,972,163	109,909		BHP Billiton Ltd ADR	461,407	28,944
M&T Bank Corp	425,057	49,672
PNC Financial Services Group Inc/The	1,094,450	83,233
US Bancorp/MN	1,871,770	69,854		Miscellaneous Manufacturing - 1.89%
Wells Fargo & Co	1,697,427	73,838		3M Co	287,792	33,795
				Parker Hannifin Corp	622,623	64,305
		$467,898				$98,100
Beverages - 1.14%
Coca-Cola Co/The	521,008	20,882		Oil & Gas - 12.82%
				Chevron Corp	632,355	79,607
Dr Pepper Snapple Group Inc	819,670	38,311		Crescent Point Energy Corp	805,680	30,553
		$59,193		Encana Corp	1,491,482	26,131
Chemicals - 1.09%				Exxon Mobil Corp	846,479	79,357
Air Products & Chemicals Inc	239,695	26,040		Marathon Oil Corp	1,471,712	53,512
EI du Pont de Nemours & Co	528,287	30,477		Marathon Petroleum Corp	1,062,687	77,927
		$56,517		Occidental Petroleum Corp	1,105,731	98,465
				Penn West Petroleum Ltd	4,716,997	55,661
Computers - 1.43%				Royal Dutch Shell PLC - B shares ADR	1,416,467	100,385
Apple Inc	164,893	74,614		Total SA ADR	1,228,314	65,162
						$666,760

Distribution & Wholesale - 1.20%				Pharmaceuticals - 11.48%
Genuine Parts Co	763,359	62,588		Abbott Laboratories	1,259,002	46,117
				AbbVie Inc	1,299,604	59,106
Diversified Financial Services - 2.11%				GlaxoSmithKline PLC ADR	1,264,605	64,444
BlackRock Inc	388,394	109,512		Johnson & Johnson	563,526	52,690
				Merck & Co Inc	2,096,467	100,987
				Novartis AG ADR	796,364	57,028
Electric - 3.75%				Pfizer Inc	3,445,193	100,703
NextEra Energy Inc	734,610	63,625		Roche Holding AG ADR	1,064,674	65,275
Northeast Utilities	1,019,397	45,271		Teva Pharmaceutical Industries Ltd ADR	1,267,083	50,303
Wisconsin Energy Corp	859,273	37,361				$596,653
Xcel Energy Inc	1,621,699	48,570
		$194,827		Pipelines - 3.71%
				Enterprise Products Partners LP	1,177,870	73,063
Electrical Components & Equipment - 0.86%				Kinder Morgan Energy Partners LP	628,417	51,851
Emerson Electric Co	728,927	44,734		Kinder Morgan Inc/DE	1,805,478	68,175
						$193,089
Electronics - 0.68%
Honeywell International Inc	425,078	35,273		Private Equity - 0.45%
				KKR & Co LP	1,133,838	23,187

Food - 2.71%
Kraft Foods Group Inc	954,786	54,022		REITS - 4.53%
				American Capital Agency Corp	3,174,838	71,529
Kroger Co/The	2,217,672	87,088		Annaly Capital Management Inc	5,220,865	62,233
		$141,110		Digital Realty Trust Inc	1,845,554	102,040
Gas - 0.99%						$235,802

Sempra Energy	588,443	51,565		Retail - 2.33%
				Costco Wholesale Corp	195,126	22,887
				McDonald's Corp	501,194	49,157

See accompanying notes

Schedule of Investments
Equity Income Fund
July 31, 2013 (unaudited)

					Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held		Value(000	's)	Sector	Percent
					Financial	26.93%
Retail (continued)					Consumer, Non-cyclical	17.05%
Tiffany & Co	617,926		$49,131		Energy	16.53%
			$121,175		Consumer, Cyclical	10.81%
					Industrial	10.78%
Semiconductors - 5.06%					Technology	8.08%
Applied Materials Inc	3,426,385		55,884		Utilities	4.74%
Intel Corp	3,632,438		84,636		Communications	3.43%
Maxim Integrated Products Inc	1,607,027		45,961		Basic Materials	1.65%
Microchip Technology Inc	1,441,628		57,290		Other Assets in Excess of Liabilities, Net	0.00%
Taiwan Semiconductor Manufacturing Co Ltd	1,127,941		19,153		TOTAL NET ASSETS	100.00%
ADR
			$262,924

Software - 1.59%
Microsoft Corp	2,600,778		82,783

Telecommunications - 2.96%
BCE Inc	1,067,525		44,078
CenturyLink Inc	957,945		34,342
Verizon Communications Inc	427,764		21,166
Vodafone Group PLC ADR	1,818,149		54,454
			$154,040

Toys, Games & Hobbies - 3.50%
Hasbro Inc	1,700,792		78,236
Mattel Inc	2,465,186		103,612
			$181,848

Transportation - 2.57%
Norfolk Southern Corp	524,201		38,351
Union Pacific Corp	255,526		40,524
United Parcel Service Inc	628,943		54,592
			$133,467
TOTAL COMMON STOCKS			$5,048,854
	Maturity
REPURCHASE AGREEMENTS - 2.89%	Amount (000's)	Value	(000	's)

Banks- 2.89%
Investment in Joint Trading Account; Credit	$29,411		$29,411
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $29,999,607; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	59,476		59,476
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $60,665,871; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	34,313		34,313
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $34,999,541; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)
Investment in Joint Trading Account; Merrill	26,827		26,828
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $27,363,975; 0.25% - 3.13%;
dated 07/31/15 - 02/15/43)
			$150,028
TOTAL REPURCHASE AGREEMENTS			$150,028
Total Investments			$5,198,882
Other Assets in Excess of Liabilities, Net - 0.00%			$122
TOTAL NET ASSETS - 100.00%			$5,199,004

(a) Non-Income Producing Security

See accompanying notes

     Schedule of Investments

 Global Diversified Income Fund

 July 31, 2013 (unaudited)

COMMON STOCKS - 31.21%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 0.15%				Computers - 0.14%
BAE Systems PLC	1,046,135	$7,094		Lexmark International Inc	99,109	$3,716
Lockheed Martin Corp	43,646	5,243		Seagate Technology PLC (c)	191,889	7,850
		$12,337				$11,566

Agriculture - 0.23%				Diversified Financial Services - 0.27%
Altria Group Inc	162,010	5,680		Intermediate Capital Group PLC	662,851	4,894
British American Tobacco PLC	51,336	2,739		Macquarie Group Ltd	200,665	7,909
Reynolds American Inc	100,990	4,992		Religare Health Trust	2,031,000	1,356
Universal Corp/VA	80,816	4,954		Waddell & Reed Financial Inc	154,518	7,890
		$18,365				$22,049

Airlines - 0.00%				Electric - 6.09%
Global Aviation Holdings Inc (a),(b)	254,946	—		Ameren Corp	99,466	3,562
				Avista Corp	110,403	3,177
				Cia Energetica de Minas Gerais ADR	1,151,119	10,659
Automobile Manufacturers - 0.14%				Dominion Resources Inc/VA	680,000	40,331
Daimler AG	110,786	7,686		DTE Energy Co (c)	577,458	40,826
Mazda Motor Corp (a)	878,000	3,658
				Duke Energy Corp	227,000	16,117
		$11,344		Electric Power Development Co Ltd	84,900	2,808
Automobile Parts & Equipment - 0.20%				Entergy Corp (c)	562,982	38,001
Cie Generale des Etablissements Michelin	34,739	3,483		IDACORP Inc	25,000	1,319
Delphi Automotive PLC	104,381	5,607		Integrys Energy Group Inc (c)	402,500	25,277
TRW Automotive Holdings Corp (a)	94,307	6,914		ITC Holdings Corp (c)	339,829	31,186
		$16,004		NextEra Energy Inc (c)	600,000	51,966
				Northeast Utilities (c)	248,000	11,014
Banks - 2.09%				NRG Yield Inc (a)	77,900	2,220
Australia & New Zealand Banking Group Ltd	437,420	11,687		PG&E Corp (c)	529,900	24,317
Banca Generali SpA	261,395	6,568		Pinnacle West Capital Corp (c)	545,100	32,106
Bank of China Ltd	15,024,000	6,291		Portland General Electric Co	365,000	11,571
Bank of Montreal	110,587	6,877		PPL Corp (c)	715,000	22,716
Bank of Nova Scotia	149,840	8,463		Red Electrica Corp SA	100,000	5,576
Canadian Imperial Bank of	104,100	7,898		SCANA Corp (c)	608,500	31,587
Commerce/Canada				Southern Co/The (c)	577,000	25,873
China CITIC Bank Corp Ltd	9,944,000	4,599		SSE PLC	300,000	7,182
Commonwealth Bank of Australia	81,191	5,412		TECO Energy Inc	490,000	8,658
Fifth Third Bancorp	483,760	9,303		Westar Energy Inc	545,000	18,307
HSBC Holdings PLC	7,008	79		Wisconsin Energy Corp (c)	635,000	27,610
JP Morgan Chase & Co (c)	287,654	16,031
						$493,966
National Bank of Canada	94,548	7,273
Regions Financial Corp	899,035	8,999		Electrical Components & Equipment - 0.21%
Royal Bank of Canada	157,806	9,858		Emerson Electric Co (c)	188,411	11,563
Sumitomo Mitsui Financial Group Inc	134,300	6,136		Hitachi Ltd	846,000	5,667
Sumitomo Mitsui Trust Holdings Inc	2,445,000	11,245				$17,230
Svenska Handelsbanken AB	116,246	5,274
Toronto-Dominion Bank/The	110,000	9,270		Engineering & Construction - 0.36%
				Alion Science and Technology Corp -	7,750	—
Umpqua Holdings Corp	167,195	2,815		Warrants (a),(b),(d)
US Bancorp/MN	287,263	10,721
Wells Fargo & Co (c)	87,256	3,796		Bouygues SA	219,829	6,437
Westpac Banking Corp	410,661	11,392		Ferrovial SA	406,744	6,939
				Obrascon Huarte Lain SA	178,829	6,824
		$169,987		Vinci SA	167,065	9,037
Beverages - 0.03%						$29,237

Dr Pepper Snapple Group Inc	57,586	2,691		Entertainment - 0.10%
				Gtech Spa	122,737	3,407
Biotechnology - 0.17%				Regal Entertainment Group	268,574	5,063
Gilead Sciences Inc (a)	118,906	7,307				$8,470
PDL BioPharma Inc	806,916	6,552
		$13,859		Food - 0.24%
				General Mills Inc	133,788	6,957
Chemicals - 0.35%				Kraft Foods Group Inc (c)	219,713	12,431
EI du Pont de Nemours & Co	114,314	6,595		Unilever PLC	1,047	43
LyondellBasell Industries NV	135,085	9,282				$19,431
Mitsubishi Chemical Holdings Corp	572,000	2,684
Sasol Ltd	145,637	6,691		Forest Products & Paper - 0.05%
Ube Industries Ltd/Japan	1,506,000	2,855		International Paper Co	52,636	2,543
		$28,107		UPM-Kymmene OYJ	160,431	1,786
						$4,329
Commercial Services - 0.15%
Randstad Holding NV	84,398	4,082		Gas - 1.35%
RR Donnelley & Sons Co	318,323	6,045		Enagas SA	171,079	4,227
Valassis Communications Inc	67,096	1,921		Gas Natural SDG SA	346,164	7,048
		$12,048		National Grid PLC	1,850,000	22,110
				National Grid PLC ADR(c)	307,000	18,294

See accompanying notes

     Schedule of Investments

Global Diversified Income Fund

July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Gas (continued)				Oil & Gas (continued)
New Jersey Resources Corp	196,000	$8,773		Valero Energy Corp	170,000	$6,081
NiSource Inc (c)	600,000	18,432				$134,854
Sempra Energy	225,000	19,717
Snam SpA	204,000	964		Oil & Gas Services - 0.05%
South Jersey Industries Inc (c)	70,000	4,277		National Oilwell Varco Inc	60,000	4,210
Western Gas Equity Partners LP (c),(d)	142,200	5,594
		$109,436		Packaging & Containers - 0.11%
				Amcor Ltd/Australia	617,188	5,865
Healthcare - Products - 0.12%				Packaging Corp of America	59,454	3,198
Medtronic Inc	100,133	5,532
St Jude Medical Inc	87,655	4,592				$9,063
		$10,124		Pharmaceuticals - 0.72%
				AbbVie Inc	136,201	6,195
Healthcare - Services - 0.09%				Cardinal Health Inc	119,140	5,968
WellPoint Inc	82,652	7,072		Eli Lilly & Co (c)	187,917	9,980
				GlaxoSmithKline PLC	321,502	8,225
Holding Companies - Diversified - 0.05%				Novartis AG	115,809	8,325
Wharf Holdings Ltd	461,437	3,965		Pfizer Inc (c)	424,537	12,409
				Roche Holding AG	31,306	7,704

Insurance - 0.79%						$58,806
Allianz SE	34,280	5,342		Pipelines - 6.61%
Allstate Corp/The	184,318	9,396		Access Midstream Partners LP (c),(d)	435,900	20,474
AXA SA	415,911	9,167		Buckeye Partners LP (c)	400,272	28,471
Baloise Holding AG	52,706	5,722		DCP Midstream Partners LP (c)	246,315	12,973
Fidelity National Financial Inc	249,582	6,110		Energy Transfer Equity LP (c)	516,335	34,460
Hannover Rueckversicherung SE	75,841	5,633		Energy Transfer Partners LP (c)	208,535	10,856
Muenchener Rueckversicherungs AG	43,496	8,637		Enterprise Products Partners LP (c)	839,690	52,086
Standard Life PLC	963,022	5,561		Genesis Energy LP (c)	105,408	5,255
Travelers Cos Inc/The	105,095	8,781		Holly Energy Partners LP (c)	120,000	4,565
		$64,349		Kinder Morgan Energy Partners LP (c)	243,340	20,078
				Kinder Morgan Inc/DE (c)	112,970	4,266
Iron & Steel - 0.06%				Magellan Midstream Partners LP (c),(d)	799,110	43,695
Fortescue Metals Group Ltd	1,355,966	4,452		MarkWest Energy Partners LP (c)	424,900	29,832
				MPLX LP (c),(d)	262,340	9,379
Leisure Time - 0.02%				Oiltanking Partners LP (c),(d)	128,142	6,215
Travelport LLC (a),(b)	2,425,460	1,807		ONEOK Inc	573,635	30,374
				Phillips 66 Partners LP (a)	61,314	1,985
				Plains All American Pipeline LP (c)	810,290	43,140
Lodging - 0.16%				Regency Energy Partners LP (c)	673,300	18,846
MGM Resorts International (a)	477,250	7,784
				Spectra Energy Corp	539,045	19,400
Starwood Hotels & Resorts Worldwide Inc	79,760	5,276		Sunoco Logistics Partners LP (c),(d)	541,050	32,955
		$13,060		Targa Resources Partners LP (c)	229,747	11,451
Media - 0.46%				Tesoro Logistics LP (c)	212,207	11,351
Comcast Corp - Class A (c)	393,125	17,722		TransCanada Corp (c)	215,000	9,830
Gannett Co Inc	234,528	6,041		Western Gas Partners LP (c),(d)	321,582	19,810
HMH Holdings Inc (a),(b)	199,682	5,691		Williams Cos Inc/The (c)	1,205,620	41,196
Time Warner Cable Inc	70,000	7,985		Williams Partners LP	270,000	13,559
		$37,439				$536,502

Office & Business Equipment - 0.06%				Real Estate - 0.69%
Pitney Bowes Inc	281,179	4,642		Agile Property Holdings Ltd	2,226,000	2,337
				Atrium European Real Estate Ltd (d)	347,000	1,948
				Citycon OYJ	1,176,965	3,720
Oil & Gas - 1.66%				Country Garden Holdings Co Ltd	5,400,000	3,052
BP PLC	1,357,397	9,378		Fabege AB	300,900	3,392
BP PLC ADR	200,000	8,288		Henderson Land Development Co Ltd	431,200	2,686
Cenovus Energy Inc	120,000	3,552		Hongkong Land Holdings Ltd	482,000	3,256
Chevron Corp (c)	105,998	13,344
				Hyprop Investments Ltd	246,497	1,876
CNOOC Ltd	4,917,000	8,887		IMMOFINANZ AG (a)	448,454	1,837
ConocoPhillips (c)	193,371	12,542
				KWG Property Holding Ltd	1,300,000	745
Ensco PLC	82,030	4,704
Exxon Mobil Corp (c)	73,694	6,909		Mitsubishi Estate Co Ltd	413,200	10,474
				Mitsui Fudosan Co Ltd	297,400	8,964
Husky Energy Inc	116,950	3,370		Nomura Real Estate Holdings Inc	111,500	2,593
Linn Energy LLC	267,000	7,222		Shimao Property Holdings Ltd	1,386,000	2,913
Occidental Petroleum Corp	95,000	8,460		Sino Land Co Ltd	1,760,000	2,483
Penn West Petroleum Ltd (c)	500,000	5,900
				Sun Hung Kai Properties Ltd	281,400	3,751
Repsol SA	236,053	5,657				$56,027
Royal Dutch Shell PLC - B Shares	317,699	11,237
Seadrill Ltd	295,000	12,591		REITS - 2.74%
Total SA	126,326	6,732		AIMS AMP Capital Industrial REIT	2,198,000	2,751
				American Tower Corp	385,000	27,254

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Savings & Loans - 0.07%
Apartment Investment & Management Co	135,000	$3,966		New York Community Bancorp Inc	369,205	$5,601
Ascendas Real Estate Investment Trust	1,168,000	2,111
Ashford Hospitality Trust Inc (c)	123,800	1,445
Astro Japan Property Group (d)	1,000,051	3,140		Semiconductors - 0.24%
Boston Properties Inc (c)	52,277	5,591		Intersil Corp	184,949	1,888
				KLA-Tencor Corp	65,650	3,849
BRE Properties Inc	40,000	2,122		Marvell Technology Group Ltd	330,051	4,281
Cambridge Industrial Trust	3,644,372	1,921
Camden Property Trust (c)	53,539	3,777		Qualcomm Inc	140,000	9,037
Campus Crest Communities Inc (c)	259,071	2,940				$19,055
Canadian Apartment Properties REIT	65,000	1,351		Software - 0.11%
Challenger Diversified Property Group (d)	482,500	1,083		CA Inc	295,855	8,799
Champion REIT	2,771,500	1,217
Corrections Corp of America	213,157	7,045
CubeSmart (c)	176,200	2,854		Storage & Warehousing - 0.02%
CYS Investments Inc (c)	245,383	2,037		Safestore Holdings PLC	978,258	1,998
DCT Industrial Trust Inc (c)	208,000	1,562
DDR Corp	175,000	2,989		Telecommunications - 3.20%
Duke Realty Corp	274,000	4,513		AT&T Inc (c)	1,100,000	38,797
Dundee Real Estate Investment Trust	47,300	1,420		BCE Inc (c)	715,000	29,522
EPR Properties (c)	76,979	3,878		BT Group PLC	1,000,000	5,174
Equity One Inc (c)	46,952	1,087		CenturyLink Inc (c)	660,000	23,661
Equity Residential	72,496	4,060		Cleveland Unlimited Inc - Warrants (a),(b),(d)	2,756	110
Essex Property Trust Inc (c)	12,635	2,038		Deutsche Telekom AG	725,022	8,816
Eurocommercial Properties NV	30,000	1,142		Singapore Telecommunications Ltd	1,704,000	5,262
Federation Centres Ltd	1,800,000	3,788		SK Telecom Co Ltd	37,586	7,364
Frasers Commercial Trust	1,137,000	1,166		TDC A/S	789,673	6,912
General Growth Properties Inc	250,000	5,185		Telecom Corp of New Zealand Ltd	2,500,000	4,496
Great Portland Estates PLC	286,548	2,417		Telefonica Brasil SA ADR(c)	340,000	7,300
Hammerson PLC	457,700	3,691		Telenor ASA	212,103	4,698
Health Care REIT Inc	51,080	3,294		TeliaSonera AB	1,056,239	7,640
Hospitality Properties Trust (c)	80,380	2,290		TELUS Corp	600,000	18,232
Japan Hotel REIT Investment Corp	8,341	3,216		Verizon Communications Inc (c)	1,130,868	55,955
Kenedix Realty Investment Corp	752	2,990		Vodafone Group PLC	3,094,789	9,269
Kite Realty Group Trust	735,000	4,241		Vodafone Group PLC ADR(c)	870,000	26,057
Land Securities Group PLC	266,593	3,854		Windstream Corp (c)	100,000	835
Liberty Property Trust (c)	86,700	3,313				$260,100
Medical Properties Trust Inc	355,000	5,183
Mirvac Group	3,341,762	4,923		Toys, Games & Hobbies - 0.07%
Nippon Building Fund Inc	275	2,989		Hasbro Inc	115,342	5,306
Nomura Real Estate Master Fund Inc	1,444	1,432
Orix JREIT Inc	1,000	1,115		Transportation - 0.43%
Pennsylvania Real Estate Investment Trust (c)	188,000	3,892		CEVA Group PLC (a),(b),(d)	123	87
Primary Health Properties PLC	82,000	423		Deutsche Post AG	157,881	4,415
Prologis Inc	185,500	7,116		Kansas City Southern	35,000	3,771
Public Storage (c)	13,327	2,122		Union Pacific Corp (c)	168,000	26,643
Sabra Health Care REIT Inc	80,000	2,099				$34,916
Saul Centers Inc	49,500	2,246
Senior Housing Properties Trust	189,500	4,766		Water- 0.19%
Simon Property Group Inc (c)	93,847	15,021		American Water Works Co Inc (c)	225,000	9,603
SL Green Realty Corp	36,000	3,263		Aqua America Inc (c)	30,000	1,016
Societe de la Tour Eiffel	12,700	831		Cia de Saneamento Basico do Estado de Sao	460,000	4,738
STAG Industrial Inc	58,000	1,202		Paulo ADR
Summit Hotel Properties Inc	520,500	5,268				$15,357
Suntec Real Estate Investment Trust	1,487,000	1,859		TOTAL COMMON STOCKS		$2,533,603
Tishman Speyer Office Fund (a),(b),(d)	1,625,724	—		CONVERTIBLE PREFERRED STOCKS
Top REIT Inc (d)	575	2,437		- 0.04%	Shares Held	Value(000	's)
Unibail-Rodamco SE	9,320	2,264
Vastned Retail NV	83,000	3,537		Banks- 0.04%
Vornado Realty Trust	74,800	6,344		Bank of America Corp	800	898
Wereldhave NV	48,500	3,429		Wells Fargo & Co	2,310	2,687
Westfield Group	181,579	1,831				$3,585
Workspace Group PLC	265,000	1,820		TOTAL CONVERTIBLE PREFERRED STOCKS		$3,585
		$222,151		PREFERRED STOCKS - 5.06%	Shares Held	Value(000	's)

Retail - 0.17%				Banks- 1.69%
Foot Locker Inc	109,967	3,973		Ally Financial Inc 7.25%	27,000	674
Gap Inc/The	86,362	3,964		Ally Financial Inc 7.38%	76,000	1,918
Macy's Inc	114,919	5,555		Bank of America Corp 6.63%; Series I	180,750	4,732
		$13,492		Bank of New York Mellon Corp/The	80,600	1,797
				Barclays Bank PLC 8.13%	213,900	5,442
				Capital One Financial Corp	205,309	4,977

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2013 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)		PREFERRED STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)					Insurance (continued)
Citigroup Inc	12,001	$280			WR Berkley Corp	467,700	$9,953
City National Corp/CA	191,056	4,488			XLIT Ltd	20,000	17,231
COBANK ACB 11.00%; Series D	8,400	450					$110,833
Deutsche Bank Contingent Capital Trust II	609,879	15,369
Deutsche Bank Contingent Capital Trust III	117,535	3,134			Investment Companies - 0.05%
Deutsche Bank Contingent Capital Trust V	38,900	1,085			Australand Assets Trust	50,200	4,273
HSBC Holdings PLC 8.00%	822,576	22,399
HSBC USA Inc 2.86%	258,725	12,920			Media- 0.02%
HSBC USA Inc 6.50%	8,963	225			Comcast Corp	75,628	1,826
HSBC USA Inc - Series D	171,060	4,312
JP Morgan Chase & Co	117,700	2,711
Lloyds Banking Group PLC	64,850	1,719			REITS- 0.68%
PNC Financial Services Group Inc/The	546,822	14,354			Digital Realty Trust Inc - Series E	37,632	941
Royal Bank of Scotland Group PLC 5.75%;	383,508	7,417			Digital Realty Trust Inc - Series F	27,108	650
Series L					Digital Realty Trust Inc - Series G	75,557	1,632
State Street Corp	294,000	7,003			Equity Residential	20,702	1,266
TCF Financial Corp	45,182	1,178			Health Care REIT Inc	55,650	1,408
US Bancorp/MN	702,900	18,732			Kimco Realty Corp 5.50%	125,611	2,829
		$137,316			Kimco Realty Corp 5.63%	55,000	1,269
					Kimco Realty Corp 6.00%	64,000	1,553
Diversified Financial Services - 0.12%					Kimco Realty Corp 6.90%	204,051	5,171
Affiliated Managers Group Inc 5.25%	85,485	2,152			National Retail Properties Inc	80,925	2,024
Ameriprise Financial Inc	13,801	365			Prologis Inc - Series Q	92,034	5,732
Citigroup Capital XIII	109,500	3,011			PS Business Parks Inc - Series R	163,841	4,119
General Electric Capital Corp (a)	13,890	294			PS Business Parks Inc - Series T	66,770	1,547
General Electric Capital Corp 4.88%	31,317	704			PS Business Parks Inc - Series U	29,867	664
Goodman PLUS Trust	32,600	2,894			Public Storage Inc 5.20%; Series W	108,500	2,364
		$9,420			Public Storage Inc 5.20%; Series X	152,998	3,322
					Realty Income Corp - Series F	42,999	1,097
Electric - 0.37%					Regency Centers Corp 6.00%	120,000	2,779
DTE Energy Co 5.25%	127,965	2,987			Senior Housing Properties Trust	35,067	764
DTE Energy Co 6.50%	5,729	148			Ventas Realty LP / Ventas Capital Corp	188,100	4,236
Duke Energy Corp	84,841	1,957			Vornado Realty LP	157,015	4,170
Entergy Arkansas Inc 4.90%	17,312	357			Vornado Realty Trust - Series J	171,224	4,397
Entergy Arkansas Inc 5.75%	3,202	78			Vornado Realty Trust - Series K	50,000	1,146
Entergy Louisiana LLC (a)	203,100	4,030
Entergy Louisiana LLC 5.25%	50,000	1,106					$55,080
Entergy Louisiana LLC 5.88%	11,790	289			Savings & Loans - 0.07%
Entergy New Orleans Inc	56,900	1,279			Astoria Financial Corp	22,000	534
Entergy Texas Inc	3,127	84			First Niagara Financial Group Inc	172,800	4,882
Interstate Power & Light Co	107,800	2,480					$5,416
NextEra Energy Capital Holdings Inc 5.00%	18,486	384
NextEra Energy Capital Holdings Inc - Series	589,817	12,681			Sovereign - 0.13%
I					Farm Credit Bank of Texas	8,500	10,197
PPL Capital Funding Inc	100,000	2,299
SCANA Corp	9,064	244			Telecommunications - 0.55%
		$30,403			Centaur Funding Corp 9.08% (e)	10,000	12,222
					Qwest Corp (a)	7,300	165
Hand & Machine Tools - 0.01%					Qwest Corp 7.00%	77,111	1,945
Stanley Black & Decker Inc	40,000	971			Qwest Corp 7.00%	170,900	4,302
					Qwest Corp 7.38%	191,571	4,856
Insurance - 1.37%					Qwest Corp 7.50%	228,800	5,866
Aegon NV 6.38%	330,561	8,152			Telephone & Data Systems Inc 5.88%	103,810	2,372
Aflac Inc	317,367	7,658			Telephone & Data Systems Inc 6.88%	59,903	1,533
American Financial Group Inc/OH 5.75%	52,207	1,265			Telephone & Data Systems Inc 7.00%	457,079	11,797
American Financial Group Inc/OH 6.38%	79,688	2,020					$45,058
American Financial Group Inc/OH 7.00%	40,276	1,078
					Transportation - 0.00%
Aspen Insurance Holdings Ltd 5.95%	438,600	11,272			CEVA Group PLC (a),(b),(d)	267	214
Aspen Insurance Holdings Ltd 7.25%	181,472	4,736
Axis Capital Holdings Ltd 5.50%	304,000	6,524
Axis Capital Holdings Ltd 6.88%	222,385	5,778			TOTAL PREFERRED STOCKS		$411,007
Delphi Financial Group Inc 7.38%	286,774	7,071				Principal
Hartford Financial Services Group Inc	222,551	6,545		BONDS	- 51.56%	Amount (000's)	Value(000	's)
ING Groep NV 6.13%	146,000	3,432			Advertising - 0.35%
ING Groep NV 7.05%	122,664	3,049			Catalina Marketing Corp
PartnerRe Ltd 5.88%	9,762	222			10.50%, PIK 11.25%, 10/01/2015(e),(f)	$4,500	$4,579
PartnerRe Ltd 7.25%	149,437	3,965			MDC Partners Inc
Protective Life Corp 6.25%	220,300	5,322			6.75%, 04/01/2020(e)	18,000	18,450
Reinsurance Group of America Inc	40,000	1,022			Sitel LLC / Sitel Finance Corp
RenaissanceRe Holdings Ltd	57,100	1,267			11.00%, 08/01/2017(e)	5,095	5,426
Torchmark Corp	136,402	3,271					$28,455

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Aerospace & Defense - 0.22%					Banks (continued)
AAR Corp					BNP Paribas SA
7.25%, 01/15/2022		$4,225	$4,489		7.20%, 06/29/2049(e)	$1,500	$1,508
GenCorp Inc					Citigroup Inc
7.13%, 03/15/2021(e)		5,000	5,275		5.35%, 05/29/2049(g)	7,600	6,935
TransDigm Inc					Claudius Ltd for Credit Suisse
7.50%, 07/15/2021(e)		7,600	8,056		7.88%, 06/29/2049	16,960	18,062
			$17,820		8.25%, 06/29/2049	1,000	1,023
					Cooperatieve Centrale Raiffeisen-
Agriculture - 0.22%					Boerenleenbank BA/Netherlands
Mriya Agro Holding PLC					11.00%, 12/29/2049(e),(g)	9,300	11,997
9.45%, 04/19/2021(e)		632	588
					Credit Agricole SA
North AtlanticTrading Co
11.50%, 07/15/2016 (e)		4,640	4,872		9.75%, 06/29/2049	2,198	2,341
					Credit Suisse Group Guernsey I Ltd
Vector Group Ltd					7.88%, 02/24/2041(g)	4,000	4,240
7.75%, 02/15/2021		12,115	12,660		Danske Bank A/S
			$18,120		5.91%, 12/29/2049(g)	1,670	1,683
Airlines - 0.12%					Deutsche Bank Capital Trust V
American Airlines 2011-2 Class A Pass					4.90%, 12/29/2049(e),(g)	2,000	1,730
Through Trust					Development Bank of Kazakhstan JSC
8.63%, 04/15/2023(b)		4,095	4,259		5.50%, 12/20/2015	200	210
Delta Air Lines 2011-1 Class B Pass Through					Dresdner Funding Trust I
Trust					8.15%, 06/30/2031(e)	3,150	3,142
7.13%, 04/15/2016		5,000	5,078		Fifth Third Capital Trust IV
			$9,337		6.50%, 04/15/2067(g)	3,910	3,910
					First Hawaiian Capital I
Apparel - 0.00%					8.34%, 07/01/2027	2,000	2,033
Texhong Textile Group Ltd					HBOS Capital Funding LP
7.63%, 01/19/2016		300	311		6.85%, 03/29/2049	5,000	4,717
					HSBC Capital Funding LP/Jersey
					10.18%, 12/31/2049(e),(g)	4,000	5,760
Automobile Parts & Equipment - 0.23%
Metalsa SA de CV					HSBC USA Capital Trust I
4.90%, 04/24/2023(e)		1,468	1,384		7.81%, 12/15/2026(e)	300	287
Schaeffler Holding Finance BV					HSBC USA Capital Trust II
6.88%, PIK 7.63%, 08/15/2018(b),(f)	EUR	5,600	7,450		8.38%, 05/15/2027(e)	1,980	2,013
Stanadyne Corp					Itau Unibanco Holding SA/Cayman Island
					6.20%, 12/21/2021(e)	500	505
10.00%, 08/15/2014		$6,110	5,873
Stanadyne Holdings Inc					JP Morgan Chase & Co
12.00%, 02/15/2015(g)		6,645	3,862		7.90%, 04/29/2049(g)	1,600	1,780
			$18,569		JP Morgan Chase Capital XXI
					1.22%, 02/02/2037(g)	5,300	4,081
Banks- 2.77%					JP Morgan Chase Capital XXIII
Abbey National Capital Trust I					1.28%, 05/15/2077(g)	5,100	3,927
8.96%, 12/31/2049		2,300	2,875		KeyCorp Capital III
Alfa Bank OJSC Via Alfa Bond Issuance					7.75%, 07/15/2029	795	868
PLC					LBG Capital No.1 PLC
7.50%, 09/26/2019(e)		4,265	4,468		7.88%, 11/01/2020(e)	3,050	3,227
Ally Financial Inc					Lloyds Banking Group PLC
3.50%, 07/18/2016		2,925	2,947		6.41%, 09/29/2049(e)	3,400	2,992
8.00%, 11/01/2031		3,725	4,451		6.66%, 01/29/2049(e)	4,600	4,140
BAC Capital Trust XIII					M&T Bank Corp
4.00%, 12/29/2049(g)		6,500	5,330		6.88%, 12/29/2049(e)	20,700	21,544
Banco de Credito del Peru					PNC Financial Services Group Inc/The
4.25%, 04/01/2023(e)		887	812		6.75%, 07/29/2049(g)	1,500	1,597
Banco do Brasil SA/Cayman					PNC Preferred Funding Trust I
5.38%, 01/15/2021(e)		200	195		1.92%, 03/29/2049(e),(g)	1,000	850
5.38%, 01/15/2021		200	195		Rabobank Capital Funding Trust III
6.25%, 12/29/2049(e),(g)		4,280	3,552		5.25%, 12/31/2049(e),(g)	4,800	4,836
Bancolombia SA					Royal Bank of Scotland Group PLC
5.13%, 09/11/2022		1,978	1,840		7.65%, 08/29/2049(g)	3,700	3,515
Bank of America Corp					Russian Agricultural Bank OJSC Via RSHB
5.20%, 12/29/2049(g)		8,500	7,650		Capital SA
Barclays Bank PLC					5.30%, 12/27/2017	2,521	2,585
5.93%, 12/31/2049(e),(g)		4,500	4,570		6.00%, 06/03/2021(e)	1,300	1,302
6.28%, 12/29/2049		300	282		6.00%, 06/03/2021(g)	5,750	5,757
6.86%, 09/29/2049(e),(g)		8,530	8,530		6.30%, 05/15/2017	2,105	2,239
7.43%, 09/29/2049(e),(g)		4,850	5,231		Societe Generale SA
BBVA Banco Continental SA					1.02%, 12/29/2049(e),(g)	1,000	803
5.00%, 08/26/2022(e)		325	318		8.75%, 10/29/2049	10,770	11,287
BBVA Bancomer SA/Texas
6.75%, 09/30/2022(e)		1,400	1,487
See accompanying notes					51

Schedule of Investments
Global Diversified Income Fund
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Banks (continued)				Coal (continued)
Standard Chartered PLC				Peabody Energy Corp (continued)
6.41%, 01/29/2049(e),(g)	$5,000	$5,090		6.25%, 11/15/2021	$2,645	$2,592
7.01%, 07/29/2049(e)	4,100	4,182		Penn Virginia Resource Partners LP / Penn
Vnesheconombank Via VEB Finance PLC				Virginia Resource Finance Corp
5.38%, 02/13/2017(e)	1,000	1,065		8.25%, 04/15/2018	4,722	4,934
6.80%, 11/22/2025	1,375	1,485		Penn Virginia Resource Partners LP / Penn
6.90%, 07/09/2020(e)	1,158	1,297		Virginia Resource Finance Corp II
VTB Bank OJSC Via VTB Capital SA				8.38%, 06/01/2020	12,030	12,782
6.32%, 02/22/2018	2,535	2,655				$61,179
6.95%, 10/17/2022	4,500	4,534
		$224,467		Commercial Services - 1.36%
				Alliance Data Systems Corp
Beverages - 0.15%				5.25%, 12/01/2017(e)	1,500	1,568
Ajecorp BV				6.38%, 04/01/2020(e)	3,000	3,165
6.50%, 05/14/2022(e)	900	920		Altegrity Inc
Beverages & More Inc				12.00%, 11/01/2015(e)	2,000	1,810
9.63%, 10/01/2014(e)	11,210	11,308		10.50%, 11/01/2015(e)	335	296
		$12,228		American Residential Services LLC / ARS
				Finance Inc
Building Materials - 0.18%				12.00%, 04/15/2015(e)	2,220	2,220
Ainsworth Lumber Co Ltd				Catalent Pharma Solutions Inc
7.50%, 12/15/2017(e)	8,490	8,999		7.88%, 10/15/2018(e)	6,400	6,416
Cementos Pacasmayo SAA				Ceridian Corp
4.50%, 02/08/2023(e)	800	744		8.88%, 07/15/2019(e)	6,675	7,559
Cemex Finance LLC				Cielo SA / Cielo USA Inc
9.38%, 10/12/2022(e)	2,347	2,629
				3.75%, 11/16/2022	1,204	1,053
Cemex SAB de CV
9.50%, 06/15/2018 (e)	1,900	2,123		FTI Consulting Inc
				6.00%, 11/15/2022	2,000	2,048
		$14,495		Igloo Holdings Corp
Chemicals - 0.49%				8.25%, PIK 9.00%, 12/15/2017(e),(f)	3,500	3,502
Braskem America Finance Co				Iron Mountain Inc
7.13%, 07/22/2041(e)	600	555		5.75%, 08/15/2024	5,625	5,316
Braskem Finance Ltd				Jaguar Holding Co I
5.75%, 04/15/2021	538	523		9.38%, PIK 10.13%, 10/15/2017(e),(f)	4,625	4,960
7.38%, 10/29/2049(e)	100	95		Jaguar Holding Co II / Jaguar Merger Sub

EuroChem EuroChem GI Mineral Ltd & Chemical Co OJSC via				Inc 9.50%, 12/01/2019(e)	6,345	7,202
5.13%, 12/12/2017(e)	1,550	1,535		Knowledge Universe Education LLC
Momentive Performance Materials Inc				7.75%, 02/01/2015(e)	8,175	7,848
8.88%, 10/15/2020	2,000	2,130		Laureate Education Inc
Nexeo Solutions LLC / Nexeo Solutions				9.25%, 09/01/2019(e)	8,670	9,407
Finance Corp				Live Nation Entertainment Inc
8.38%, 03/01/2018	2,290	2,279		7.00%, 09/01/2020(e)	2,000	2,120
Orion Engineered Carbons Bondco GmbH				Neff Rental LLC / Neff Finance Corp
9.63%, 06/15/2018(e)	1,500	1,665		9.63%, 05/15/2016(e)	6,500	6,874
Orion Engineered Carbons Finance & Co				Prospect Medical Holdings Inc
SCA				8.38%, 05/01/2019(e)	7,800	8,190
9.25%, PIK 10.00%, 08/01/2019(e),(f)	3,500	3,561		Rural Metro Corp
Reichhold Industries Inc				10.13%, 07/15/2019(e)	5,225	2,769
9.00%, PIK 11.00%, 05/08/2017(e),(f)	2,638	2,070		ServiceMaster Co/TN
Sinochem Global Capital Co Ltd				7.00%, 08/15/2020	5,660	5,271
5.00%, 11/02/2049(e),(g)	5,000	4,600		7.10%, 03/01/2018	5,000	4,850
TPC Group Inc				7.45%, 08/15/2027	2,400	1,992
8.75%, 12/15/2020(e)	19,685	20,669		8.00%, 02/15/2020	3,650	3,568
		$39,682		Speedy Cash Intermediate Holdings Corp
				10.75%, 05/15/2018(e)	2,000	2,110
Coal- 0.75%				TransUnion Holding Co Inc
Adaro Indonesia PT				8.13%, PIK 8.88%, 06/15/2018(e),(f)	2,375	2,538
7.63%, 10/22/2019	1,640	1,699		Truven Health Analytics Inc
Berau Capital Resources Pte Ltd				10.63%, 06/01/2020(e)	5,460	5,979
12.50%, 07/08/2015	500	524				$110,631
Foresight Energy LLC / Foresight Energy
Corp				Computers - 0.31%
9.63%, 08/15/2017(e)	30,398	33,894		iGate Corp
Indo Energy Finance BV				9.00%, 05/01/2016	2,275	2,454
7.00%, 05/07/2018	500	491		Stratus Technologies Bermuda Ltd / Stratus
Indo Energy Finance II BV				Technologies Inc
6.38%, 01/24/2023(e)	1,601	1,369		12.00%, 03/29/2015	9,000	9,090
Peabody Energy Corp				Stream Global Services Inc
6.00%, 11/15/2018	2,830	2,894		11.25%, 10/01/2014(e)	3,035	3,058

See accompanying notes

     Schedule of Investments

Global Diversified Income Fund

July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Computers (continued)				Diversified Financial Services (continued)
Stream Global Services Inc (continued)				Macquarie PMI LLC
11.25%, 10/01/2014	$10,553	$10,632		8.38%, 12/29/2049	$3,350	$3,484
		$25,234		MPH Intermediate Holding Co 2
				8.38%, PIK 9.13%, 08/01/2018(e),(f)	7,800	7,966
Consumer Products - 0.78%				Nationstar Mortgage LLC / Nationstar Capital
Armored Autogroup Inc				Corp
9.25%, 11/01/2018(g)	7,255	6,675
				6.50%, 08/01/2018	2,475	2,500
Central Garden and Pet Co				6.50%, 07/01/2021	6,300	6,284
8.25%, 03/01/2018	18,650	19,303		6.50%, 06/01/2022	3,500	3,474
Reynolds Group Issuer Inc / Reynolds Group				7.88%, 10/01/2020	8,550	9,170
Issuer LLC / Reynolds Group Issuer				Nuveen Investments Inc
(Luxembourg) S.A.				9.13%, 10/15/2017(e)	13,150	13,314
6.88%, 02/15/2021(g)	16,000	17,020
				Oxford Finance LLC / Oxford Finance Co-
9.88%, 08/15/2019	6,600	7,128		Issuer Inc
Spectrum Brands Escrow Corp				7.25%, 01/15/2018(e)	2,085	2,148
6.38%, 11/15/2020(e)	8,145	8,654
6.63%, 11/15/2022(e)	3,945	4,221		Patriot Merger Corp
				9.00%, 07/15/2021(e)	7,675	7,829
		$63,001		Power Sector Assets & Liabilities
Cosmetics& Personal Care- 0.09%				Management Corp
Revlon Consumer Products Corp				7.39%, 12/02/2024(e)	327	405
5.75%, 02/15/2021(e)	6,975	7,036		Rivers Pittsburgh Borrower LP/Rivers
				Pittsburgh Finance Corp
				9.50%, 06/15/2019(e)	4,494	4,876
Distribution & Wholesale - 0.31%				Schahin II Finance Co SPV Ltd
American Tire Distributors Inc				5.88%, 09/25/2023(e)	294	288
9.75%, 06/01/2017	3,400	3,608		SquareTwo Financial Corp
INTCOMEX Inc				11.63%, 04/01/2017	4,000	4,120
13.25%, 12/15/2014	8,485	8,061		ZFS Finance USA Trust V
Li & Fung Ltd				6.50%, 05/09/2067(e)	2,357	2,510
6.00%, 11/25/2049	2,500	2,512				$208,914
VWR Funding Inc
7.25%, 09/15/2017	10,865	11,354		Electric - 0.68%
		$25,535		AES Corp/VA
				4.88%, 05/15/2023	1,000	950
Diversified Financial Services - 2.57%				7.38%, 07/01/2021	9,864	11,146
Ageas Hybrid Financing SA				Centrais Eletricas Brasileiras SA
8.25%, 12/29/2049	7,264	7,282		5.75%, 10/27/2021	1,309	1,273
Aircastle Ltd				Consorcio Transmantaro SA
6.25%, 12/01/2019	3,400	3,578		4.38%, 05/07/2023(e)	525	484
Brazil Loan Trust 1				Dominion Resources Inc/VA
5.48%, 07/24/2023(b),(e),(h)	10,266	10,640		2.58%, 09/30/2066(g)	6,000	5,574
Charles Schwab Corp/The				7.50%, 06/30/2066	700	767
7.00%, 02/28/2049(g)	1,700	1,912		Electricite de France SA
Citigroup Capital III				5.25%, 12/29/2049(e),(g)	15,190	14,526
7.63%, 12/01/2036	8,600	10,153		Energy Future Intermediate Holding Co LLC
CNG Holdings Inc/OH				/ EFIH Finance Inc
9.38%, 05/15/2020(e)	1,625	1,576		12.25%, 03/01/2022(e),(g)	5,940	6,608
Credit Acceptance Corp				11.00%, 10/01/2021	1,410	1,530
9.13%, 02/01/2017	4,100	4,377		Listrindo Capital BV
General Electric Capital Corp				6.95%, 02/21/2019(e)	2,200	2,321
6.25%, 12/15/2049(g)	2,600	2,704		Majapahit Holding BV
7.13%, 12/15/2049(g)	24,900	28,012		7.75%, 01/20/2020(e)	1,730	1,929
Goldman Sachs Capital I				7.88%, 06/29/2037	1,375	1,535
6.35%, 02/15/2034	24,835	24,638		Mexico Generadora de Energia S de rl
HSBC Finance Capital Trust IX				5.50%, 12/06/2032(e)	1,525	1,456
5.91%, 11/30/2035	1,500	1,530		Perusahaan Listrik Negara PT
Icahn Enterprises LP / Icahn Enterprises				5.50%, 11/22/2021(e)	1,400	1,386
Finance Corp				SSE PLC
6.00%, 08/01/2020(e),(h)	9,400	9,353		5.63%, 09/29/2049(g)	3,600	3,691
7.75%, 01/15/2016	7,270	7,552				$55,176
8.00%, 01/15/2018	7,125	7,526
International Lease Finance Corp				Electronics - 0.02%
5.88%, 04/01/2019	6,100	6,375		Kemet Corp
Jefferies Finance LLC / JFIN Co-Issuer Corp				10.50%, 05/01/2018	1,850	1,850
7.38%, 04/01/2020(e)	3,190	3,222
Jefferies LoanCore LLC / JLC Finance Corp				Engineering & Construction - 0.13%
6.88%, 06/01/2020(e)	3,625	3,625
				Alion Science & Technology Corp
KCG Holdings Inc				12.00%, PIK 2.00%, 11/01/2014(f)	9,076	9,257
8.25%, 06/15/2018(e)	6,675	6,491
				Andrade Gutierrez International SA
				4.00%, 04/30/2018(e)	869	824

See accompanying notes

     Schedule of Investments

Global Diversified Income Fund

July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Engineering & Construction (continued)				Hand & Machine Tools - 0.35%
Odebrecht Finance Ltd				Victor Technologies Group Inc
5.13%, 06/26/2022(e)	$516	$503		9.00%, 12/15/2017		$26,570	$28,696
		$10,584

Entertainment - 0.70%				Healthcare - Products - 0.32%
Chukchansi Economic Development				Alere Inc
Authority				6.50%, 06/15/2020(e)		3,200	3,272
0.00%, 05/30/2020(a),(d),(e)	3,796	1,841		7.25%, 07/01/2018(e)		4,100	4,448
Cinemark USA Inc				8.63%, 10/01/2018		4,750	5,154
4.88%, 06/01/2023(e)	1,100	1,040		Kinetic Concepts Inc / KCI USA Inc
Diamond Resorts Corp				10.50%, 11/01/2018		5,825	6,407
12.00%, 08/15/2018	16,930	18,919		Physio-Control International Inc
Gibson Brands Inc				9.88%, 01/15/2019(e)		5,770	6,405
8.88%, 08/01/2018(e)	1,450	1,490					$25,686
Graton Economic Development Authority
9.63%, 09/01/2019(e)	4,000	4,490		Healthcare - Services - 0.99%
Greektown Superholdings Inc				Apria Healthcare Group Inc
				12.38%, 11/01/2014		7,260	7,378
13.00%, 07/01/2015	1,575	1,658		HCA Holdings Inc
Snoqualmie Entertainment Authority
4.22%, 02/01/2014(e),(g)	7,020	6,880		6.25%, 02/15/2021		8,125	8,430
9.13%, 02/01/2015(e)	1,350	1,343		HCA Inc
WMG Acquisition Corp				4.75%, 05/01/2023		3,000	2,895
6.00%, 01/15/2021(e)	2,922	3,053		7.50%, 02/15/2022		9,000	10,147
				Holding Medi-Partenaires SAS
11.50%, 10/01/2018	13,565	15,701		7.00%, 05/15/2020(e)	EUR	5,575	7,139
		$56,415		MedImpact Holdings Inc
Environmental Control - 0.09%				10.50%, 02/01/2018(e),(h)		$5,000	5,450
Clean Harbors Inc				10.50%, 02/01/2018(e)		2,300	2,507
5.13%, 06/01/2021	2,875	2,933		OnCure Holdings Inc
EnergySolutions Inc / EnergySolutions LLC				0.00%, 05/15/2017(a)		9,200	4,416
10.75%, 08/15/2018	4,250	4,611		Radiation Therapy Services Inc
		$7,544		8.88%, 01/15/2017		9,920	9,250
				ResCare Inc
Food- 0.78%				10.75%, 01/15/2019		3,030	3,378
Alicorp SAA				Select Medical Corp
3.88%, 03/20/2023(e)	1,000	920		6.38%, 06/01/2021(e)		6,725	6,523
B&G Foods Inc				Symbion Inc/DE
4.63%, 06/01/2021	5,125	4,952		8.00%, 06/15/2016		3,905	4,110
BI-LO LLC / BI-LO Finance Corp				11.00%, PIK 11.75%, 08/23/2015(f)		2,695	2,695
9.25%, 02/15/2019(e)	4,700	5,158		United Surgical Partners International Inc
Bumble Bee Holdco SCA				9.00%, 04/01/2020		5,440	6,025
9.63%, PIK 10.38%, 03/15/2018(e),(f)	14,220	14,896
							$80,343
Bumble Bee Holdings Inc
9.00%, 12/15/2017(e)	3,750	4,083		Holding Companies - Diversified - 0.95%
Cencosud SA				Alphabet Holding Co Inc
4.88%, 01/20/2023(e)	1,131	1,080		7.75%, 11/01/2017		4,850	5,008
5.50%, 01/20/2021(e)	1,000	1,015		Dubai Holding Commercial Operations MTN
Corp Azucarera del Peru SA				Ltd
6.38%, 08/02/2022(e)	300	296		6.00%, 02/01/2017	GBP	3,000	4,644
Cosan Luxembourg SA				Harbinger Group Inc
5.00%, 03/14/2023(e)	3,171	2,973		7.88%, 07/15/2019(e)		$46,320	47,940
ESAL GmbH				Hutchison Whampoa International 10 Ltd
6.25%, 02/05/2023(e)	4,263	3,911		6.00%, 12/29/2049(g)		1,500	1,579
KeHE Distributors LLC / KeHE Finance				Hutchison Whampoa International 12 Ltd
Corp				6.00%, 05/29/2049(e),(g)		2,500	2,644
7.63%, 08/15/2021(e),(h)	4,500	4,573		Sinochem Overseas Capital Co Ltd
Minerva Luxembourg SA				4.50%, 11/12/2020		2,116	2,115
7.75%, 01/31/2023(e)	4,122	3,998		4.50%, 11/12/2020(e)		11,237	11,317
Tonon Bioenergia SA				6.30%, 11/12/2040		950	996
9.25%, 01/24/2020(e)	607	552		Votorantim Cimentos SA
US Foods Inc				7.25%, 04/05/2041(e)		1,350	1,276
8.50%, 06/30/2019	14,185	15,107					$77,519

		$63,514		Housewares - 0.12%
Gas- 0.12%				American Standard Americas
LBC Tank Terminals Holding Netherlands				10.75%, 01/15/2016(e)		9,210	9,705
BV
6.88%, 05/15/2023(e)	9,850	10,121
				Insurance - 3.31%
				ACE Capital Trust II
				9.70%, 04/01/2030		2,500	3,580

See accompanying notes

     Schedule of Investments

Global Diversified Income Fund

 July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Insurance (continued)				Insurance (continued)
AIG Life Holdings Inc				Wilton Re Finance LLC
7.57%, 12/01/2045(e)	$2,600	$3,035		5.88%, 03/30/2033(e),(g)		$8,450	$8,788
8.50%, 07/01/2030	5,400	7,006					$268,930
American Equity Investment Life Holding
Co				Internet - 1.03%
6.63%, 07/15/2021	12,250	12,679		Ancestry.com Inc
				11.00%, 12/15/2020(e)		15,500	17,709
A-S Co-Issuer Subsidiary Inc / A-S Merger
				Cerved Technologies SpA
Sub LLC				6.38%, 01/15/2020 (e)	EUR	3,000	4,051
7.88%, 12/15/2020(e)	4,000	4,080
AXA SA				Equinix Inc
6.38%, 12/29/2049(e),(g)	8,900	8,855		4.88%, 04/01/2020		$3,000	2,970
8.60%, 12/15/2030	4,600	5,571		7.00%, 07/15/2021		2,000	2,190
Catlin Insurance Co Ltd				Expedia Inc
7.25%, 07/29/2049(e)	20,235	21,095		5.95%, 08/15/2020		8,300	8,696
Everest Reinsurance Holdings Inc				GXS Worldwide Inc
6.60%, 05/15/2037(g)	6,395	6,459		9.75%, 06/15/2015		23,458	24,103
Fidelity & Guaranty Life Holdings Inc				IAC/InterActiveCorp
6.38%, 04/01/2021(e)	8,125	8,247		4.75%, 12/15/2022		4,390	4,148
Great-West Life & Annuity Insurance Capital				Mood Media Corp
				9.25%, 10/15/2020(e)		5,100	4,845
LP
6.63%, 11/15/2034(e)	2,400	2,371		Zayo Group LLC / Zayo Capital Inc
HUB International Ltd				10.13%, 07/01/2020		13,370	15,275
8.13%, 10/15/2018(e)	2,000	2,125					$83,987
ING Capital Funding Trust III				Investment Companies - 0.01%
3.87%, 12/31/2049(g)	6,520	6,324		Grupo Aval Ltd
ING US Inc				4.75%, 09/26/2022(e)		1,081	1,023
5.65%, 05/15/2053(e),(g)	11,150	10,481
Ironshore Holdings US Inc
8.50%, 05/15/2020(e)	7,170	7,943		Iron & Steel - 0.54%
Lancashire Holdings Ltd				APERAM
5.70%, 10/01/2022(b),(e)	6,400	6,022		7.38%, 04/01/2016(e)		5,575	5,366
Liberty Mutual Group Inc				7.75%, 04/01/2018(e)		7,915	7,480
7.80%, 03/07/2087(e)	13,691	15,916		ArcelorMittal
Lincoln National Corp				10.35%, 06/01/2019(g)		7,125	8,603
6.05%, 04/20/2067(g)	684	684		Ferrexpo Finance PLC
MetLife Capital Trust IV				7.88%, 04/07/2016(e)		3,700	3,466
7.88%, 12/15/2067(e)	1,820	2,148		Gerdau Holdings Inc
MetLife Capital Trust X				7.00%, 01/20/2020		500	529
9.25%, 04/08/2068(e)	7,200	9,576		Metalloinvest Finance Ltd
MetLife Inc				5.63%, 04/17/2020(e)		550	514
6.40%, 12/15/2066(g)	1,500	1,560		6.50%, 07/21/2016(e)		550	576
Mitsui Sumitomo Insurance Co Ltd				Metinvest BV
7.00%, 03/15/2072(e)	5,625	6,244		8.75%, 02/14/2018(e)		3,600	3,466
Nationwide Financial Services Inc				Optima Specialty Steel
6.75%, 05/15/2067	15,980	16,300		16.00%, 12/30/2016 (b),(d)		5,200	5,200
Onex USI Acquisition Corp				Ryerson Inc / Joseph T Ryerson & Son Inc
7.75%, 01/15/2021(e)	5,900	5,930		9.00%, 10/15/2017(e)		5,820	6,053
Provident Financing Trust I				Samarco Mineracao SA
7.41%, 03/15/2038	6,600	7,295		4.13%, 11/01/2022(e)		2,365	2,081
Prudential Financial Inc				Severstal OAO Via Steel Capital SA
5.63%, 06/15/2043(g)	24,500	23,765		5.90%, 10/17/2022(e)		500	461
8.88%, 06/15/2068(g)	1,805	2,194		6.70%, 10/25/2017		323	341
Prudential PLC							$44,136
6.50%, 06/29/2049	7,500	7,528		Leisure Products & Services - 0.39%
7.75%, 12/29/2049	4,800	5,164		Good Sam Enterprises LLC
QBE Capital Funding II LP				11.50%, 12/01/2016		5,000	5,350
6.80%, 06/29/2049(e),(g)	3,155	3,175
				Sabre Holdings Corp
QBE Capital Funding III Ltd				8.35%, 03/15/2016(g)		7,115	7,791
7.25%, 05/24/2041(e),(g)	7,100	7,633
				Sabre Inc
Reinsurance Group of America Inc				8.50%, 05/15/2019(e)		14,270	15,483
6.75%, 12/15/2065(g)	9,600	9,696
				Travelport LLC
Sirius International Group Ltd				11.88%, 09/01/2016		738	725
7.51%, 05/29/2049(e),(g)	2,900	3,016
				Travelport LLC / Travelport Holdings Inc
Sompo Japan Insurance Inc				13.88%, PIK 2.50%, 03/01/2016(e),(f)		2,556	2,658
5.33%, 03/28/2073(e),(g)	14,000	13,826
Swiss Re Capital I LP							$32,007
6.85%, 05/29/2049(e),(g)	2,500	2,619		Lodging - 0.56%
				Caesars Entertainment Operating Co Inc
				8.50%, 02/15/2020		6,500	6,053
				9.00%, 02/15/2020(e)		4,150	3,880

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Lodging (continued)					Mining (continued)
Caesars Entertainment Operating Co Inc					Century Aluminum Co
(continued)					7.50%, 06/01/2021(e)	$18,180	$16,907
12.75%, 04/15/2018		$1,000	$622		Cia Minera Milpo SAA
11.25%, 06/01/2017		20,000	20,788		4.63%, 03/28/2023(e)	400	369
MCE Finance Ltd					Corp Nacional del Cobre de Chile
5.00%, 02/15/2021(e)		2,847	2,719		3.00%, 07/17/2022(e)	3,553	3,256
MTR Gaming Group Inc					3.88%, 11/03/2021	3,232	3,192
11.50%, PIK 1.00%, 08/01/2019(f)		4,800	5,052		4.25%, 07/17/2042(e)	3,805	3,161
Seminole Hard Rock Entertainment Inc /					5.63%, 09/21/2035(e)	2,185	2,241
Seminole Hard Rock International LLC					6.15%, 10/24/2036	5,862	6,423
5.88%, 05/15/2021(e)		1,000	995		Eldorado Gold Corp
Wynn Las Vegas LLC / Wynn Las Vegas					6.13%, 12/15/2020(e)	6,250	6,000
Capital Corp					FMG Resources August 2006 Pty Ltd
7.75%, 08/15/2020		4,600	5,175		8.25%, 11/01/2019(e)	3,500	3,692
			$45,284		Gold Fields Orogen Holding BVI Ltd
					4.88%, 10/07/2020(e)	1,640	1,352
Machinery - Diversified - 0.11%					4.88%, 10/07/2020	1,400	1,127
Cleaver-Brooks Inc					Hecla Mining Co
8.75%, 12/15/2019(e)		1,720	1,849		6.88%, 05/01/2021(e)	2,005	1,830
SPL Logistics Escrow LLC / SPL Logistics					Horsehead Holding Corp
Finance Corp					10.50%, 06/01/2017(e)	1,865	1,996
8.88%, 08/01/2020(e)		3,369	3,504
					IAMGOLD Corp
Tempel Steel Co					6.75%, 10/01/2020(e)	2,520	2,142
12.00%, 08/15/2016(e)		4,075	3,871
					Kazatomprom Natsionalnaya Atomnaya
			$9,224		Kompaniya AO
Media - 1.14%					6.25%, 05/20/2015	550	577
Baker & Taylor Acquisitions Corp					KGHM International Ltd
15.00%, 04/01/2017(e)		5,085	3,966		7.75%, 06/15/2019(e)	6,950	7,124
CCO Holdings LLC / CCO Holdings Capital					Midwest Vanadium Pty Ltd
Corp					11.50%, 02/15/2018(e)	9,180	6,747
5.75%, 09/01/2023(e)		5,400	5,076		Mirabela Nickel Ltd
Clear Channel Worldwide Holdings Inc					8.75%, 04/15/2018(e)	10,890	7,732
6.50%, 11/15/2022		6,000	6,270		Novelis Inc/GA
6.50%, 11/15/2022		1,020	1,056		8.75%, 12/15/2020	1,432	1,579
7.63%, 03/15/2020		3,330	3,513		Southern Copper Corp
7.63%, 03/15/2020		5,330	5,570		6.75%, 04/16/2040	1,100	1,052
Crown Media Holdings Inc					Thompson Creek Metals Co Inc
10.50%, 07/15/2019		3,000	3,352		12.50%, 05/01/2019	4,700	4,606
CSC Holdings LLC					Vedanta Resources PLC
8.63%, 02/15/2019		2,825	3,305		6.00%, 01/31/2019(e)	2,469	2,407
DCP LLC/DCP Corp					6.75%, 06/07/2016	1,200	1,249
10.75%, 08/15/2015(e)		7,960	8,318		7.13%, 05/31/2023(e)	1,136	1,108
DISH DBS Corp					Volcan Cia Minera SAA
4.25%, 04/01/2018(e)		11,075	10,881		5.38%, 02/02/2022(e)	1,550	1,515
5.13%, 05/01/2020(e)		4,925	4,839				$98,635
5.88%, 07/15/2022		4,482	4,471		Mortgage Backed Securities - 9.56%
Expo Event Transco Inc					Banc of America Commercial Mortgage Trust
9.00%, 06/15/2021(e)		8,350	8,319
					2007-3
Sirius XM Radio Inc					5.56%, 06/10/2049(g)	12,500	12,005
5.25%, 08/15/2022(e)		2,000	1,935
					Banc of America Merrill Lynch Commercial
Unitymedia Hessen GmbH & Co KG /					Mortgage Inc
Unitymedia NRW GmbH					4.99%, 07/10/2042	1,030	1,051
5.50%, 01/15/2023(e)		8,935	8,689		5.24%, 11/10/2042(g)	3,044	3,121
Unitymedia KabelBW GmbH					BCAP LLC 2013-RR4 Trust
9.63%, 12/01/2019(e)	EUR	2,000	2,970		2.00%, 02/13/2051(e),(g)	7,750	7,816
Univision Communications Inc					4.07%, 02/13/2051(b),(e),(g)	16,935	2,244
6.88%, 05/15/2019(e)		$9,000	9,608		6.07%, 02/13/2051(b),(e),(g)	11,334	11,646
			$92,138		CD 2006-CD2 Mortgage Trust
Metal Fabrication & Hardware - 0.14%					5.39%, 01/15/2046(g)	5,025	4,626
Shale-Inland Holdings LLC / Shale-Inland					CD 2006-CD3 Mortgage Trust
Finance Corp					5.69%, 10/15/2048(g)	6,500	6,080
8.75%, 11/15/2019(e)		10,920	11,330		CD 2007-CD4 Commercial Mortgage Trust
					5.40%, 12/11/2049	30,420	21,752
					CD 2007-CD5 Mortgage Trust
Mining - 1.22%					0.17%, 11/15/2044(e),(g)	51,322	136
Aleris International Inc					CFCRE Commercial Mortgage Trust 2011-
7.88%, 11/01/2020		5,000	5,225		C1
Barminco Finance Pty Ltd					5.23%, 04/15/2044(e),(g)	5,550	6,040
9.00%, 06/01/2018(e)		4,400	4,026

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
CFCRE Commercial Mortgage Trust 2011-				FHLMC Multifamily Structured Pass
C2				Through Certificates (continued)
5.56%, 12/15/2047(e),(g)	$4,000	$3,621		1.62%, 08/25/2040(g)	$41,070	$3,306
Citigroup Commercial Mortgage Trust 2007-				1.66%, 06/25/2042(g)	13,000	1,031
C6				1.70%, 04/25/2045(g)	48,322	3,835
5.70%, 12/10/2049(g)	18,000	16,376		1.74%, 04/25/2017(g)	102,999	5,223
Citigroup Commercial Mortgage Trust 2012-				1.75%, 08/25/2016(g)	32,021	1,240
GC8				1.90%, 11/25/2039(g)	28,598	2,395
4.88%, 09/10/2045(e),(g)	1,875	1,480		2.00%, 09/25/2039(g)	32,000	2,770
COMM 2004-LNB3 Mortgage Trust				2.09%, 10/25/2025(g)	47,224	4,231
5.35%, 07/10/2037(g)	1,500	1,510		2.21%, 12/25/2039(g)	15,514	2,181
COMM 2012-CCRE1 Mortgage Trust				2.29%, 01/25/2041(g)	15,805	2,116
5.37%, 05/15/2045(g)	4,000	4,048		2.53%, 07/25/2039(g)	89,000	9,291
5.37%, 05/15/2045(e),(g)	3,139	2,869		2.58%, 11/25/2041(g)	25,000	4,066
COMM 2012-LC4 Mortgage Trust				2.58%, 12/25/2043(g)	18,309	2,743
2.51%, 12/10/2044(e),(g)	21,605	3,090		2.79%, 08/25/2039(g)	8,877	1,529
COMM 2013-CCRE6 Mortgage Trust				2.79%, 01/25/2043(g)	8,000	1,314
1.57%, 03/10/2046(g)	90,008	7,274		3.22%, 02/25/2042(g)	21,495	4,183
4.18%, 03/10/2046(e),(g)	6,400	5,202		3.61%, 06/25/2046(g)	4,400	1,014
COMM 2013-CCRE7 Mortgage Trust				4.60%, 11/25/2044	1,800	476
4.36%, 03/10/2046(e),(g)	2,500	2,023		GE Capital Commercial Mortgage Corp
COMM 2013-LC6 Mortgage Trust				4.87%, 06/10/2048(g)	3,742	3,688
4.29%, 01/10/2046(e),(g)	13,600	11,230		GE Capital Commercial Mortgage Corp
Commercial Mortgage Pass Through				Series 2007-C1 Trust
Certificates				5.61%, 12/10/2049(g)	12,000	11,797
3.55%, 12/10/2045(b),(e),(g)	13,146	12,230		GS Mortgage Securities Trust 2006-GG6
4.33%, 12/10/2045(e),(g)	3,000	2,709		5.66%, 04/10/2038(g)	15,004	13,801
Commercial Mortgage Pass-Through				GS Mortgage Securities Trust 2011-GC5
Certificates Series 2006-C4				1.74%, 08/10/2044(e),(g)	31,623	2,423
5.54%, 09/15/2039(g)	22,489	19,536		GS Mortgage Securities Trust 2012-GC6
Commercial Mortgage Pass-Through				2.18%, 01/10/2045(e),(g)	36,753	4,595
Certificates Series 2007-C1				JP Morgan Chase Commercial Mortgage
5.42%, 02/15/2040	15,000	13,879		Securities Trust 2005-CIBC12
5.46%, 02/15/2040	13,500	4,846		4.99%, 09/12/2037	200	212
Commercial Mortgage Pass-Through				JP Morgan Chase Commercial Mortgage
Certificates Series 2007-C5				Securities Trust 2005-LDP1
0.09%, 09/15/2040(e),(g)	358,056	2,462		5.23%, 03/15/2046(e),(g)	11,300	10,469
Commercial Mortgage Trust 2007-GG11				JP Morgan Chase Commercial Mortgage
5.87%, 12/10/2049(g)	2,000	2,186		Securities Trust 2005-LDP4
Commercial Mortgage Trust 2007-GG9				5.13%, 10/15/2042	7,800	6,622
5.48%, 03/10/2039	6,240	6,648		JP Morgan Chase Commercial Mortgage
5.51%, 03/10/2039	2,500	2,100		Securities Trust 2005-LDP5
5.53%, 03/10/2039	4,000	2,215		5.32%, 12/15/2044(g)	3,565	3,820
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2006-C1				Securities Trust 2006-CIBC17
5.39%, 02/15/2039(g)	10,045	10,236		5.46%, 12/12/2043	4,000	4,015
5.39%, 02/15/2039(g)	3,790	3,776		5.49%, 12/12/2043	15,935	10,109
5.39%, 02/15/2039(g)	5,200	4,457		JP Morgan Chase Commercial Mortgage
Credit Suisse First Boston Mortgage				Securities Trust 2006-LDP6
Securities Corp				5.50%, 04/15/2043(g)	5,599	4,689
0.95%, 01/15/2037(e),(g)	36,877	148		JP Morgan Chase Commercial Mortgage
4.82%, 10/15/2039	1,500	1,538		Securities Trust 2006-LDP7
4.96%, 01/15/2037(e)	2,500	2,534		5.86%, 04/15/2045(g)	10,000	10,070
5.10%, 08/15/2038	1,500	1,572		5.86%, 04/15/2045(g)	9,500	7,684
5.23%, 12/15/2040	6,250	5,964		JP Morgan Chase Commercial Mortgage
CSMC Series 2009-RR1				Securities Trust 2006-LDP8
5.38%, 02/15/2040(e)	391	423		5.48%, 05/15/2045	7,000	7,127
DBUBS 2011-LC1 Mortgage Trust				5.52%, 05/15/2045(g)	8,628	8,418
0.25%, 11/10/2046(e),(g)	136,884	2,583		JP Morgan Chase Commercial Mortgage
DBUBS 2011-LC2 Mortgage Trust				Securities Trust 2006-LDP9
1.43%, 07/10/2044(e),(g)	18,598	1,136		5.34%, 05/15/2047	1,000	1,024
Del Coronado Trust 2013-DEL MZ				JP Morgan Chase Commercial Mortgage
5.19%, 03/15/2018(b),(e),(g)	3,000	3,015		Securities Trust 2007-C1
FHLMC Multifamily Structured Pass				5.93%, 02/15/2051(g)	9,655	10,120
Through Certificates				JP Morgan Chase Commercial Mortgage
0.76%, 03/25/2020(g)	119,904	4,780		Securities Trust 2007-CIBC20
1.39%, 11/25/2019(g)	59,911	4,189		6.17%, 02/12/2051(e),(g)	5,755	5,554
1.46%, 04/25/2041(g)	86,714	6,887
1.50%, 08/25/2020(g)	31,890	2,387

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage				Morgan Stanley Bank of America Merrill
Securities Trust 2009-IWST				Lynch Trust 2012-C6
5.63%, 12/05/2027(e)	$4,750	$5,366		2.18%, 11/15/2045(e),(g)	$38,077	$4,373
JP Morgan Chase Commercial Mortgage				4.50%, 11/15/2045(e)	1,961	1,489
Securities Trust 2010-CNTR				Morgan Stanley Bank of America Merrill
2.04%, 08/05/2032(e),(g)	12,491	1,261		Lynch Trust 2013-C8
JP Morgan Chase Commercial Mortgage				1.52%, 12/15/2048(g)	67,630	5,156
Securities Trust 2011-C3				4.17%, 12/15/2048(e),(g)	7,900	6,478
4.41%, 02/15/2046(e)	6,015	4,951		Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage				Lynch Trust 2013-C9
Securities Trust 2012-C6				4.16%, 05/15/2046(e),(g)	6,500	5,314
2.97%, 05/15/2045(e)	7,500	5,274		Morgan Stanley Capital I Trust 2003-IQ6
JP Morgan Chase Commercial Mortgage				5.15%, 12/15/2041(e),(g)	1,750	1,788
Securities Trust 2013-LC11				Morgan Stanley Capital I Trust 2006-HQ10
0.99%, 04/15/2046(e),(g)	49,841	3,898		5.39%, 11/12/2041(g)	16,450	16,332
1.59%, 04/15/2046(g)	89,907	9,061		Morgan Stanley Capital I Trust 2007-HQ12
3.96%, 04/15/2046(g)	3,000	2,703		5.58%, 04/12/2049(g)	536	538
JPMBB Commercial Mortgage Securities				Morgan Stanley Capital I Trust 2007-HQ13
Trust 2013-C12				5.93%, 12/15/2044	13,975	13,716
4.09%, 07/15/2045(g)	6,826	5,487		Morgan Stanley Capital I Trust 2011-C3
LB Commercial Mortgage Trust 2007-C3				1.37%, 07/15/2049(e),(g)	42,422	2,171
5.88%, 07/15/2044(g)	12,738	11,352		MSBAM Commercial Mortgage Securities
LB-UBS Commercial Mortgage Trust 2003-C8				Trust 2012-CKSV
				3.28%, 10/15/2022(e)	5,000	4,569
0.62%, 09/15/2037(e),(g)	23,104	20		RBSCF Trust 2009-RR1
LB-UBS Commercial Mortgage Trust 2004-C1				5.76%, 09/17/2039(e),(g)	150	156
				UBS Commercial Mortgage Trust 2012-C1
5.00%, 01/15/2036	1,000	926		0.34%, 05/10/2045(e),(g)	143,076	3,781
LB-UBS Commercial Mortgage Trust 2005-C3				2.35%, 05/10/2045(e),(g)	21,674	2,973
				UBS-Barclays Commercial Mortgage Trust
4.95%, 07/15/2040(g)	5,000	4,957		2012-C2
LB-UBS Commercial Mortgage Trust 2006-C6				1.81%, 05/10/2063(e),(g)	34,327	3,253
				UBS-Barclays Commercial Mortgage Trust
5.47%, 09/15/2039(g)	8,500	8,469		2012-C3
5.50%, 09/15/2039(g)	7,300	6,836		2.19%, 08/10/2049(e),(g)	34,655	4,447
LB-UBS Commercial Mortgage Trust 2006-C7				4.96%, 08/10/2049(e),(g)	6,109	4,626
				UBS-Barclays Commercial Mortgage Trust
5.41%, 11/15/2038	18,278	14,817		2012-C4
LB-UBS Commercial Mortgage Trust 2007-C1				1.89%, 12/10/2045(e),(g)	64,887	7,636
				3.32%, 12/10/2045(e),(g)	5,600	5,236
5.48%, 02/15/2040	18,520	18,388		4.50%, 12/10/2045(e),(g)	2,900	2,470
LB-UBS Commercial Mortgage Trust 2007-C6				4.50%, 12/10/2045(e),(g)	2,500	1,908
				UBS-Barclays Commercial Mortgage Trust
6.11%, 07/15/2040	6,227	6,876		2013-C5
LB-UBS Commercial Mortgage Trust 2007-C7				4.10%, 03/10/2046(e),(g)	4,000	3,237
				UBS-Barclays Commercial Mortgage Trust
6.30%, 09/15/2045(g)	10,500	10,340		2013-C6
Merrill Lynch Mortgage Trust 2005-CKI1				4.36%, 04/10/2046(e),(g)	5,500	4,577
5.28%, 11/12/2037(g)	3,000	2,925		Wachovia Bank Commercial Mortgage Trust
Merrill Lynch Mortgage Trust 2005-LC1				Series 2006-C26
5.37%, 01/12/2044(g)	2,300	2,491		6.00%, 06/15/2045(g)	5,000	4,956
Merrill Lynch Mortgage Trust 2006-C2				Wachovia Bank Commercial Mortgage Trust
5.78%, 08/12/2043	2,500	2,708		Series 2006-C29
5.80%, 08/12/2043(g)	15,000	14,784		5.37%, 11/15/2048	20,896	19,470
5.85%, 08/12/2043(g)	5,000	3,540		Wachovia Bank Commercial Mortgage Trust
ML-CFC Commercial Mortgage Trust 2006-3				Series 2007-C30
				5.38%, 12/15/2043(g)	8,200	8,775
5.48%, 07/12/2046(g)	2,000	1,992		5.41%, 12/15/2043(g)	12,500	12,040
5.52%, 07/12/2046(g)	9,500	7,974		5.46%, 12/15/2043(g)	6,778	6,477
5.55%, 07/12/2046(g)	2,500	1,873		5.48%, 12/15/2043	5,500	4,704
ML-CFC Commercial Mortgage Trust 2007-5				Wachovia Commercial Mortgage Securities
				Inc Commercial Mortgage Pass Through
5.42%, 08/12/2048	345	366		Certificates Series 2003 C5
ML-CFC Commercial Mortgage Trust 2007-6				1.62%, 06/15/2035(e),(g)	1,242	35
				Wells Fargo Commercial Mortgage Trust
5.53%, 03/12/2051	13,850	14,013		0.58%, 11/15/2043(e),(g)	13,678	511
ML-CFC Commercial Mortgage Trust 2007-9						$775,851

0.41%, 09/12/2049(g)	18,371	154

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Municipals - 0.02%					Oil & Gas (continued)
Bogota Distrito Capital					Northern Oil and Gas Inc
9.75%, 07/26/2028	COP	1,900,000	$1,279		8.00%, 06/01/2020	$3,892	$3,999
					Odebrecht Drilling Norbe VIII/IX Ltd
					6.35%, 06/30/2021	463	465
Office & Business Equipment - 0.11%					Pacific Drilling SA
CDW LLC / CDW Finance Corp					5.38%, 06/01/2020(e)	3,250	3,185
8.00%, 12/15/2018(g)		$8,412	9,190
					Pacific Rubiales Energy Corp
					5.13%, 03/28/2023(e)	2,629	2,479
Oil & Gas - 3.53%					Pertamina Persero PT
Afren PLC					4.30%, 05/20/2023(e)	5,503	4,939
10.25%, 04/08/2019(e)		500	576		5.25%, 05/23/2021	1,000	980
Atlas Energy Holdings Operating Co LLC /					6.50%, 05/27/2041	320	298
Atlas Resource Finance Corp					Petrobras International Finance Co
7.75%, 01/15/2021(e)		2,475	2,308		6.88%, 01/20/2040	200	195
Atlas Resource Escrow Corp					Petroleos de Venezuela SA
9.25%, 08/15/2021(e)		2,750	2,777		5.25%, 04/12/2017	15,141	12,416
Bill Barrett Corp					8.50%, 11/02/2017	70,699	64,583
7.00%, 10/15/2022		14,700	14,994		Petroleos Mexicanos
7.63%, 10/01/2019		5,975	6,334		6.50%, 06/02/2041	700	736
BreitBurn Energy Partners LP / BreitBurn					PetroQuest Energy Inc
Finance Corp					10.00%, 09/01/2017(e)	4,675	4,815
7.88%, 04/15/2022		19,771	19,919		Precision Drilling Corp
Carrizo Oil & Gas Inc					6.50%, 12/15/2021	2,400	2,532
7.50%, 09/15/2020		1,975	2,064		QR Energy LP / QRE Finance Corp
Chesapeake Energy Corp					9.25%, 08/01/2020	2,000	2,058
5.75%, 03/15/2023		3,900	3,929		Resolute Energy Corp
Concho Resources Inc					8.50%, 05/01/2020	2,000	2,055
5.50%, 04/01/2023		5,800	5,786		Rosetta Resources Inc
7.00%, 01/15/2021		1,925	2,118		9.50%, 04/15/2018	5,000	5,425
Drill Rigs Holdings Inc					SandRidge Energy Inc
6.50%, 10/01/2017(e)		2,775	2,824		7.50%, 03/15/2021	7,700	7,623
EP Energy LLC / EP Energy Finance Inc					8.13%, 10/15/2022	10,000	10,150
9.38%, 05/01/2020		2,225	2,525		Sidewinder Drilling Inc
Gazprom OAO Via Gaz Capital SA					9.75%, 11/15/2019(e)	4,970	4,895
4.95%, 02/06/2028(e)		3,217	2,815		Sinopec Capital 2013 Ltd
9.25%, 04/23/2019		4,110	5,035		3.13%, 04/24/2023(e)	2,639	2,359
GeoPark Latin America Ltd Agencia en					Sinopec Group Overseas Development 2012
Chile					Ltd
7.50%, 02/11/2020(e)		1,600	1,632		4.88%, 05/17/2042(e)	1,053	986
IronGate Energy Services LLC					State Oil Co of the Azerbaijan Republic
11.00%, 07/01/2018(e)		2,000	1,970		5.45%, 02/09/2017	1,818	1,904
KazMunayGas National Co JSC					Stone Energy Corp
4.40%, 04/30/2023(e)		6,972	6,458		8.63%, 02/01/2017	1,500	1,594
5.75%, 04/30/2043(e)		2,841	2,500		Summit Midstream Holdings LLC / Summit
6.38%, 04/09/2021		3,454	3,748		Midstream Finance Corp
6.38%, 04/09/2021(e)		3,053	3,313		7.50%, 07/01/2021(e)	2,000	2,040
7.00%, 05/05/2020		7,077	7,970		W&T Offshore Inc
7.00%, 05/05/2020(e)		2,110	2,376		8.50%, 06/15/2019	1,700	1,798
Kodiak Oil & Gas Corp					Zhaikmunai LP
8.13%, 12/01/2019		3,000	3,293		7.13%, 11/13/2019(e)	4,250	4,452
Legacy Reserves LP / Legacy Reserves							$286,530
Finance Corp
6.63%, 12/01/2021(e)		5,941	5,718		Oil & Gas Services - 0.52%
8.00%, 12/01/2020(e)		6,750	6,986		CGG
Magnum Hunter Resources Corp					6.50%, 06/01/2021	2,225	2,281
9.75%, 05/15/2020(e)		315	324		EDC Finance Ltd
					4.88%, 04/17/2021(e)	1,549	1,433
Memorial Production Partners LP / Memorial
Production Finance Corp					Exterran Holdings Inc
7.63%, 05/01/2021(e)		7,690	7,459		7.25%, 12/01/2018	20,075	21,304
Midstates Petroleum Co Inc / Midstates					Exterran Partners LP / EXLP Finance Corp
					6.00%, 04/01/2021(e)	1,975	2,005
Petroleum Co LLC
10.75%, 10/01/2020(e)		4,050	4,212		FTS International Services LLC / FTS
MIE Holdings Corp					International Bonds Inc
9.75%, 05/12/2016(e)		300	310		8.12%, 11/15/2018(e),(g)	1,069	1,165
Milagro Oil & Gas Inc					Petroleum Geo-Services ASA
					7.38%, 12/15/2018(e)	2,225	2,431
10.50%, 05/15/2016		5,765	4,497
National JSC Naftogaz of Ukraine					SESI LLC
9.50%, 09/30/2014		800	799		7.13%, 12/15/2021	10,818	11,791
							$42,410

See accompanying notes

     Schedule of Investments

Global Diversified Income Fund

July 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Packaging & Containers - 0.13%					Retail - 1.63%
Kleopatra Holdings 1					AmeriGas Finance LLC/AmeriGas Finance
10.25%, PIK 11.00%, 08/15/2017(e),(f)	EUR	5,000	$6,552		Corp
Pretium Packaging LLC / Pretium Finance					7.00%, 05/20/2022		$23,835	$25,385
Inc					AmeriGas Partners LP/AmeriGas Finance
11.50%, 04/01/2016		$3,350	3,601		Corp
			$10,153		6.25%, 08/20/2019		1,000	1,045
					Burlington Coat Factory Warehouse Corp
Pharmaceuticals - 0.37%					10.00%, 02/15/2019		12,336	13,785
CFR International SpA					Cash America International Inc
5.13%, 12/06/2022(e)		907	853		5.75%, 05/15/2018(e)		5,025	4,874
Endo Health Solutions Inc					Checkers Drive-In Restaurants Inc
7.00%, 07/15/2019		1,500	1,568		11.00%, 12/01/2017(e)		3,275	3,480
7.00%, 12/15/2020		1,850	1,933		Claire's Stores Inc
Hypermarcas SA					8.88%, 03/15/2019		1,370	1,473
6.50%, 04/20/2021(e)		750	751		9.00%, 03/15/2019(e)		17,230	19,405
Valeant Pharmaceuticals International					GRD Holdings III Corp
6.38%, 10/15/2020(e)		6,000	6,195		10.75%, 06/01/2019(e)		17,050	18,286
VPII Escrow Corp					Hillman Group Inc/The
6.75%, 08/15/2018(e)		12,250	12,924		10.88%, 06/01/2018(e)		4,400	4,741
7.50%, 07/15/2021(e)		5,300	5,684
					10.88%, 06/01/2018		8,670	9,342
			$29,908		Landry's Inc
Pipelines - 0.97%					9.38%, 05/01/2020(e)		7,250	7,848
Access Midstream Partners LP / ACMP					New Look Bondco I PLC
Finance Corp					8.75%, 05/14/2018(e)	GBP	1,625	2,423
4.88%, 05/15/2023		3,100	2,945		Rite Aid Corp
Atlas Pipeline Partners LP / Atlas Pipeline					6.75%, 06/15/2021(e)		$13,390	13,423
Finance Corp					Tops Holding II Corp
4.75%, 11/15/2021(e)		4,275	3,922		8.75%, PIK 9.50%, 06/15/2018(e),(f)		5,000	4,988
5.88%, 08/01/2023(e)		10,550	10,075		Toys R Us Property Co I LLC
6.63%, 10/01/2020(e)		4,725	4,820		10.75%, 07/15/2017		1,450	1,533
6.63%, 10/01/2020(e)		2,750	2,805					$132,031
Crestwood Midstream Partners LP /					Semiconductors - 0.05%
Crestwood Midstream Finance Corp					STATS ChipPAC Ltd
7.75%, 04/01/2019		15,855	16,568		4.50%, 03/20/2018(e)		3,919	3,850
DCP Midstream LLC
5.85%, 05/21/2043(e),(g)		2,700	2,579
Eagle Rock Energy Partners LP / Eagle Rock					Software - 1.22%
Energy Finance Corp					Aspect Software Inc
8.38%, 06/01/2019		21,391	22,033		10.63%, 05/15/2017		12,326	12,511
Gibson Energy Inc					Audatex North America Inc
6.75%, 07/15/2021(e)		12,425	12,611		6.00%, 06/15/2021(e)		17,700	18,009
			$78,358		Eagle Midco Inc
					9.00%, PIK 9.75%, 06/15/2018(e),(f)		7,500	7,556
Real Estate - 0.39%					Emdeon Inc
BR Malls International Finance Ltd					11.00%, 12/31/2019		2,000	2,285
8.50%, 01/29/2049(e)		750	742		Epicor Software Corp
8.50%, 01/29/2049		300	298		8.63%, 05/01/2019		7,075	7,500
BR Properties SA					First Data Corp
9.00%, 10/29/2049(e)		500	491		6.75%, 11/01/2020(e)		16,695	17,425
Country Garden Holdings Co Ltd					8.75%, PIK 10.00%, 01/15/2022(e),(f)		15,000	15,788
7.50%, 01/10/2023(e)		775	719		Infor US Inc
11.13%, 02/23/2018		1,500	1,673		10.00%, 04/01/2019	EUR	5,375	7,937
Emaar Sukuk Ltd					Nuance Communications Inc
6.40%, 07/18/2019		4,150	4,430		5.38%, 08/15/2020(e)		$5,332	5,199
General Shopping Finance Ltd					Southern Graphics Inc
10.00%, 11/29/2049(e)		374	350		8.38%, 10/15/2020(e)		4,750	4,964
Kaisa Group Holdings Ltd								$99,174
8.88%, 03/19/2018(e)		1,500	1,436
Kennedy-Wilson Inc					Sovereign - 6.48%
8.75%, 04/01/2019		18,190	19,736		Banco Nacional de Desenvolvimento
Longfor Properties Co Ltd					Economico e Social
6.75%, 01/29/2023		1,227	1,152		5.50%, 07/12/2020		1,080	1,121
6.88%, 10/18/2019		600	598		6.50%, 06/10/2019		435	476
			$31,625		Brazil Notas do Tesouro Nacional Serie F
					10.00%, 01/01/2023	BRL	105,680	43,889
REITS- 0.06%					Brazilian Government International Bond
EPR Properties					2.63%, 01/05/2023		$10,687	9,216
5.75%, 08/15/2022		4,830	4,916		7.13%, 01/20/2037		12,190	14,422
					8.25%, 01/20/2034		5,815	7,614

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Sovereign (continued)					Sovereign (continued)
Colombia Government International Bond					Qatar Government International Bond
7.38%, 09/18/2037		$6,334	$8,129		6.40%, 01/20/2040		$846	$973
8.13%, 05/21/2024		2,392	3,175		Republic of Iraq
11.75%, 02/25/2020		5,683	8,400		5.80%, 01/15/2028		12,698	10,666
10.38%, 01/28/2033		2,625	4,102		Russian Foreign Bond - Eurobond
Costa Rica Government International Bond					7.50%, 03/31/2030(g)		18,143	21,272
5.63%, 04/30/2043(e)		1,608	1,451		12.75%, 06/24/2028		2,400	4,152
Croatia Government International Bond					South Africa Government Bond
6.38%, 03/24/2021		2,957	3,128		8.00%, 12/21/2018	ZAR	171,770	18,134
6.63%, 07/14/2020		530	570		South Africa Government International
Dominican Republic International Bond					Bond
5.88%, 04/18/2024(e)		8,749	8,574		4.67%, 01/17/2024		$5,686	5,487
7.50%, 05/06/2021		10,877	11,716		5.50%, 03/09/2020		5,991	6,418
El Salvador Government International Bond					Turkey Government Bond
7.38%, 12/01/2019		500	563		6.30%, 02/14/2018(g)	TRY	9,490	4,426
8.25%, 04/10/2032		1,231	1,308		6.50%, 01/07/2015(g)		4,550	2,270
Export Credit Bank of Turkey					7.10%, 03/08/2023(g)		4,810	2,162
5.38%, 11/04/2016(e)		250	257		8.30%, 06/20/2018(g)		8,860	4,455
Financing of Infrastrucural Projects State					Turkey Government International Bond
Enterprise					3.25%, 03/23/2023		$9,074	7,849
9.00%, 12/07/2017(e)		1,431	1,324		4.88%, 04/16/2043		758	631
Hungary Government International Bond					5.13%, 03/25/2022		4,448	4,504
4.38%, 07/04/2017	EUR	340	454		5.63%, 03/30/2021		8,425	8,888
6.00%, 01/11/2019		3,738	5,234		6.00%, 01/14/2041		2,697	2,603
6.25%, 01/29/2020		$4,089	4,314		6.25%, 09/26/2022		7,339	8,000
6.38%, 03/29/2021		6,818	7,118		6.88%, 03/17/2036		8,490	9,148
Indonesia Government International Bond					7.00%, 03/11/2019		4,004	4,565
3.38%, 04/15/2023(e)		8,075	7,086		7.00%, 06/05/2020		1,683	1,927
4.88%, 05/05/2021		4,218	4,281		7.25%, 03/05/2038		1,754	1,982
5.25%, 01/17/2042(e)		2,000	1,820		7.38%, 02/05/2025		2,509	2,885
5.25%, 01/17/2042		2,766	2,517		7.50%, 07/14/2017		1,324	1,519
5.88%, 03/13/2020(e)		2,000	2,175		7.50%, 11/07/2019		2,473	2,893
6.63%, 02/17/2037		655	694		8.00%, 02/14/2034		8,692	10,539
6.63%, 02/17/2037(e)		505	535		Ukraine Government International Bond
7.75%, 01/17/2038		12,320	14,846		6.25%, 06/17/2016		1,740	1,631
8.50%, 10/12/2035		10,665	13,705		6.58%, 11/21/2016		309	290
11.63%, 03/04/2019		3,490	4,781		6.88%, 09/23/2015(e)		6,632	6,450
11.63%, 03/04/2019(e)		850	1,164		7.50%, 04/17/2023(e)		5,799	5,067
Ivory Coast Government International Bond					7.80%, 11/28/2022(e)		12,248	10,993
7.10%, 12/31/2032		2,415	2,125		9.25%, 07/24/2017		10,516	10,503
Mexican Bonos					Ukreximbank Via Biz Finance PLC
8.00%, 12/07/2023(g)	MXN	50,300	4,528		8.38%, 04/27/2015		7,236	7,001
10.00%, 12/05/2024(g)		85,810	8,938		Venezuela Government International Bond
Mexico Government International Bond					5.75%, 02/26/2016		2,034	1,840
4.75%, 03/08/2044		$2,290	2,081		6.00%, 12/09/2020		4,556	3,371
5.75%, 10/12/2110		14,744	13,786		7.00%, 12/01/2018		1,482	1,256
5.95%, 03/19/2019		1	1		9.25%, 09/15/2027		653	541
6.05%, 01/11/2040		12,430	13,657		13.63%, 08/15/2018		1,906	2,052
6.75%, 09/27/2034		4,182	5,060		12.75%, 08/23/2022		18,070	18,368
Morocco Government International Bond					11.95%, 08/05/2031		6,913	6,615
4.25%, 12/11/2022(e)		3,354	3,048					$525,713
Nigeria Government International Bond
6.38%, 07/12/2023(e)		1,940	1,974		Telecommunications - 1.12%
Panama Government International Bond					Altice Finco SA
					9.00%, 06/15/2023(e)	EUR	5,000	6,718
6.70%, 01/26/2036		2,504	2,983
8.13%, 04/28/2034		9,109	11,982		America Movil SAB de CV
8.88%, 09/30/2027		1,225	1,729		6.38%, 03/01/2035		$745	823
9.38%, 04/01/2029		7,095	10,492		Avaya Inc
					7.00%, 04/01/2019(e)		1,860	1,716
Peruvian Government International Bond
					Bharti Airtel International Netherlands BV
5.63%, 11/18/2050		5,220	5,403		5.13%, 03/11/2023 (e)		4,378	4,072
7.35%, 07/21/2025		1,063	1,353
					Brasil Telecom SA
Philippine Government International Bond					5.75%, 02/10/2022(e)		500	467
7.75%, 01/14/2031		1,453	1,897
9.88%, 01/15/2019		1,022	1,377		CenturyLink Inc
Poland Government International Bond					5.80%, 03/15/2022		5,000	4,975
5.00%, 03/23/2022		3,288	3,526		Clearwire Communications LLC/Clearwire
5.13%, 04/21/2021		2,462	2,677		Finance Inc
					12.00%, 12/01/2015(e)		3,125	3,312
5.25%, 01/20/2025	EUR	1,635	2,611		Colombia Telecomunicaciones SA ESP
					5.38%, 09/27/2022(e)		600	564

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2013 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Telecommunications (continued)						Transportation (continued)
CommScope Inc						Transnet SOC Ltd
8.25%, 01/15/2019(e)		$10,475		$11,496		4.00%, 07/26/2022(e)		$3,049		$2,644
Digicel Group Ltd										$59,377
8.25%, 09/30/2020(e)		1,700		1,827		TOTAL BONDS				$4,185,723
10.50%, 04/15/2018		1,400		1,519			Principal
Frontier Communications Corp						CONVERTIBLE BONDS - 0.00%	Amount (000's)		Value	(000	's)
7.13%, 01/15/2023		1,000		990
Hughes Satellite Systems Corp						Agriculture - 0.00%
7.63%, 06/15/2021		2,500		2,706		Vector Group Ltd
Indosat PalapaCo BV						3.88%, 06/15/2026 (g)		63		69
7.38%, 07/29/2020		2,875		3,127
Intelsat Jackson Holdings SA						TOTAL CONVERTIBLE BONDS NOTES				$69
5.50%, 08/01/2023(e)		6,050		5,808		CREDIT LINKED STRUCTURED	Principal
Level 3 Financing Inc						- 0.24%	Amount (000's)		Value	(000	's)
7.00%, 06/01/2020		1,775		1,842		Media- 0.00%
8.63%, 07/15/2020		3,000		3,300		Cablevision SA - Deutsche Bank
10.00%, 02/01/2018		2,000		2,160		AG/London
Lynx I Corp						9.38%, 02/13/2018(b),(e)		199		143
6.00%, 04/15/2021(e)	GBP	2,900		4,525
MTS International Funding Ltd
5.00%, 05/30/2023(e)		$4,000		3,741		Sovereign - 0.24%
TBG Global Pte Ltd						Colombian Tes - Barclays
4.63%, 04/03/2018(e)		2,543		2,505		7.00%, 04/07/2022	COP	6,970,000		3,656
Telemar Norte Leste SA						Republic of Iraq - Merrill Lynch
5.50%, 10/23/2020(e)		400		376		2.51%, 01/07/2028(b),(d),(g)	JPY	654,809		4,080
UPCB Finance V Ltd						Titulos De Tesoreria B - Citigroup Inc
7.25%, 11/15/2021(e)		3,500		3,771		11.00%, 07/27/2020(e)	COP 12,000,000			7,656
ViaSat Inc						11.00%, 07/27/2020(e)		2,500,000		1,595
6.88%, 06/15/2020		6,375		6,774		11.00%, 07/27/2020(e)		3,000,000		1,914
Vimpel Communications Via VIP Finance										$18,901
Ireland Ltd OJSC						TOTAL CREDIT LINKED STRUCTURED NOTES				$19,044
7.75%, 02/02/2021		500		534		SENIOR FLOATING RATE INTERESTS	Principal
9.13%, 04/30/2018(e)		1,500		1,732		- 8.95%	Amount (000's)		Value	(000	's)
VimpelCom Holdings BV
5.20%, 02/13/2019(e)		1,640		1,617		Advertising - 0.12%
Wind Acquisition Finance SA						Van Wagner Communications LLC, Term
11.75%, 07/15/2017(e)	EUR	5,000		7,034		Loan B
11.75%, 07/15/2017(e)		$337		356		8.25%, 08/01/2018(g)		$9,893		$9,924
Wind Acquisition Holdings Finance SA
12.25%, PIK 12.25%, 07/15/2017(e),(f)		212		219		Agriculture - 0.08%
				$90,606		Arysta Lifescience SPC LLC, Term Loan
						8.25%, 11/20/2020(g)		6,575		6,608
Textiles - 0.07%
Empire Today LLC / Empire Today Finance
Corp						Airlines - 0.04%
11.38%, 02/01/2017(e)		7,650		5,891		Global Aviation Holdings Inc, PIK Term
						Loan EXIT
						3.00%, PIK 3.00%, 02/13/2018(f),(g)		1,563		78
Transportation - 0.73%						Global Aviation Holdings Inc, Term Loan
BNSF Funding Trust I
6.61%, 12/15/2055(g)		4,610		5,233		EXIT
						0.00%, 07/13/2017(a),(g)		4,879		3,416
CEVA Group PLC
8.38%, 12/01/2017(e)		9,600		9,648						$3,494
11.63%, 10/01/2016(e)		6,710		6,895		Building Materials - 0.13%
CHC Helicopter SA						Air Distribution Technologies Inc, Term
9.38%, 06/01/2021		2,400		2,382		Loan
Far East Capital Ltd SA						5.00%, 11/09/2018(g)		828		831
8.00%, 05/02/2018(e)		4,100		3,854		9.25%, 05/01/2020(g)		5,179		5,302
8.75%, 05/02/2020(e)		1,634		1,536		Panolam Industries International Inc, Term
Geo Debt Finance SCA						Loan
7.50%, 08/01/2018(e)	EUR	3,000		4,151		7.25%, 08/22/2017(d),(g)		4,305		4,275
Marquette Transportation Co / Marquette										$10,408
Transportation Finance Corp
10.88%, 01/15/2017		$10,170		10,882		Chemicals - 0.12%
Quality Distribution LLC/QD Capital Corp						Univar Inc, Term Loan B
9.88%, 11/01/2018		10,342		11,247		5.00%, 06/30/2017(g)		9,619		9,502
Russian Railways via RZD Capital PLC
5.74%, 04/03/2017		845		905

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS (continued)	Principal Amount (000's)	Value (000's)	SENIOR FLOATING RATE INTERESTS	Principal Amount (000's)	Value (000's)
			(continued)

Closed End Funds - 0.21%			Diversified Financial Services (continued)
Associated Partners Inc, Delay-Draw Term			Nuveen Investments Inc, Term Loan
Loan			6.50%, 02/28/2019(g)	$6,500	$6,492
6.69%, 12/24/2015(g)	$17,000	$17,000	Nuveen Investments Inc, Term Loan B
			4.19%, 05/13/2017(g)	1,000	1,000
			Ocwen Loan Servicing LLC, Term Loan
Commercial Services - 0.73%			5.00%, 02/15/2018(g)	1,696	1,715
Catalent Pharma Solutions Inc, Term Loan
6.50%, 12/31/2017(g)	1,700	1,703			$24,434
Ceridian Corp, Term Loan B-EXT			Electric - 0.15%
5.94%, 05/09/2017(g)	5,288	5,316	Astoria Generating Co Acquisitions LLC,
CHG Buyer Corp, Term Loan			Term Loan
9.00%, 11/13/2020(g)	7,400	7,548	8.50%, 10/26/2017(g)	6,000	6,180
Envision Healthcare Corp, Term Loan B			Dynegy Inc, Term Loan B2
4.00%, 05/25/2018(g)	19,996	20,060	3.99%, 04/16/2020(g)	1,723	1,730
Laureate Education Inc, Term Loan B			Equipower Resources Holdings LLC, Term
5.25%, 06/15/2018(g)	4,410	4,412	Loan B
Learning Care Group Inc, Term Loan B			5.50%, 12/29/2018(g)	4,161	4,175
6.00%, 05/08/2019(g)	1,250	1,253			$12,085
Live Nation Entertainment Inc, Term Loan
B			Entertainment - 0.36%
0.00%, 11/07/2016(g),(i)	700	705	Graton Economic Development Authority,
Merrill Communications LLC, Term Loan			Term Loan B
7.25%, 03/08/2018(g)	2,344	2,365	9.00%, 08/14/2018(g)	2,000	2,084
NANA Development Corp, Term Loan B			Intrawest ULC, Term Loan
8.00%, 03/13/2018(b),(g)	1,425	1,429	7.00%, 12/03/2017(g)	14,726	14,910
Pharmaceutical Research Associates Inc,			Lions Gate Entertainment Corp, Term Loan
Term Loan			5.00%, 07/17/2020(g)	9,800	9,898
6.50%, 12/10/2017(g)	796	801	WMG Acquisition Corp, Term Loan B
10.50%, 06/10/2019(g)	3,249	3,289	3.75%, 07/07/2020(g)	2,610	2,613
Sutherland Global Services Inc, Term Loan					$29,505
7.25%, 03/06/2019(g)	1,361	1,357
7.25%, 03/06/2019(g)	614	613	Environmental Control - 0.03%
			EnergySolutions LLC, Term Loan B
Washington Inventory Service, Term Loan			6.75%, 08/15/2016(g)	2,421	2,443
10.25%, 06/18/2019(g)	6,800	6,923
Wyle Services Corp, Term Loan B
5.00%, 03/26/2017(g)	2,196	2,185	Food- 0.54%
		$59,959	AdvancePierre Foods Inc, Term Loan
			9.50%, 10/02/2017(g)	22,500	22,844
Computers - 0.51%			CTI Foods Holding Co LLC, Term Loan
Expert Global Solutions Inc, Term Loan B			8.25%, 06/14/2019(g)	1,400	1,386
8.50%, 04/02/2018(g)	12,488	12,663	Hostess Brands Inc, Term Loan B
8.50%, 04/02/2018(g)	6,686	6,779	6.75%, 03/12/2020(g)	600	617
Oberthur Technologies Holding SAS, Term			6.75%, 03/12/2020(g)	3,850	3,958
Loan B			Milk Specialties Co, Term Loan B
6.25%, 11/30/2018(g)	3,472	3,449	7.00%, 11/07/2018(g)	14,925	14,832
Peak 10 Inc, Term Loan B					$43,637
7.25%, 10/22/2018(g)	17,661	17,705
SRA International Inc, Term Loan B			Forest Products & Paper - 0.02%
6.50%, 07/20/2018(g)	410	411	Ranpak Corp, Term Loan
		$41,007	8.50%, 04/20/2017(g)	1,225	1,247

Distribution & Wholesale - 0.23%
American Builders & Contractors Supply Co			Healthcare - Products - 0.49%
Inc, Term Loan B			Biomet Inc, Term Loan B-EXT
3.50%, 04/05/2020(g)	16,100	16,108	3.96%, 07/25/2017(g)	14,601	14,688
Performance Food Group Inc, Term Loan			Carestream Health Inc, Term Loan
6.25%, 11/07/2019(g)	1,750	1,732	9.50%, 12/15/2019(g)	5,000	4,900
VWR Funding Inc, Term Loan B1			Merge Healthcare Inc, Term Loan
0.00%, 04/03/2017(g),(i)	580	582	6.00%, 04/19/2019(g)	2,400	2,406
		$18,422	WP Prism Inc, PIK Term Loan
			6.25%, PIK 6.00%, 05/31/2018(f),(g)	18,000	18,000
Diversified Financial Services - 0.30%					$39,994
Connolly LLC, Term Loan
10.50%, 07/25/2019(g)	2,290	2,307	Healthcare - Services - 1.23%
KCG Holdings Inc, Term Loan			American Renal Holdings Co Inc, Delay-
5.75%, 11/30/2017(g)	1,250	1,241	Draw Term Loan DD
5.75%, 11/30/2017(g)	7,275	7,220	8.50%, 02/14/2020(g)	2,500	2,469
National Financial Partners Corp, Term Loan B			Apria Healthcare Group Inc, Term Loan
			6.75%, 04/01/2020(g)	6,683	6,715
0.00%, 06/19/2020(g),(i)	4,450	4,459	6.75%, 04/01/2020(g)	5,337	5,362

See accompanying notes

     Schedule of Investments

Global Diversified Income Fund

July 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Healthcare - Services (continued)			Leisure Products & Services (continued)
HCA Inc, Term Loan B3			Travelport LLC, Term Loan 1
0.00%, 05/01/2018(g),(i)	$2,550	$2,557	9.50%, 01/31/2016(g)	$3,352	$3,450
HCA Inc, Term Loan B4					$42,787
2.95%, 05/01/2018(g)	9,460	9,486
HCA Inc, Term Loan B5			Leisure Time - 0.00%
3.03%, 05/30/2017(g)	3,040	3,046	Playpower Inc, Term Loan
			7.50%, 06/30/2015(g)	249	224
Healogics Inc, Term Loan
9.25%, 02/10/2020(g)	2,200	2,239
Heartland Dental Care Inc, Term Loan			Lodging - 0.24%
6.25%, 12/20/2018(g)	4,658	4,728	Caesars Entertainment Operating Co Inc,
9.75%, 06/20/2019(g)	9,050	9,208	Term Loan B4
LHP Operations Co LLC, Term Loan			9.50%, 10/31/2016(g)	483	478
9.00%, 06/29/2018(g)	1,857	1,857	MGM Resorts International, Term Loan B
National Mentor Holdings Inc, Term Loan			3.50%, 12/13/2019(g)	16,315	16,322
B1			ROC Finance LLC, Term Loan B
6.50%, 02/09/2017(g)	15,630	15,716	5.00%, 03/27/2019(g)	2,410	2,422
OnCure Holdings Inc, Term Loan					$19,222
9.42%, 12/14/2013(b),(g)	2,634	2,581
One Call Medical Inc, Term Loan B			Machinery - Construction & Mining - 0.02%
5.50%, 08/22/2019(g)	11,662	11,691	Varel International Energy Funding Corp, Term Loan

RegionalCare Hospital Partners Inc, Term Loan B			9.25%, 07/14/2017(g)	1,256	1,278
7.00%, 11/04/2018(g)	4,080	4,080
Sheridan Holdings Inc, Term Loan			Machinery - Diversified - 0.05%
9.00%, 06/29/2019(g)	3,700	3,709	CPM Holdings Inc, Term Loan
9.00%, 06/29/2019(g)	1,700	1,704	10.25%, 02/16/2018(g)	2,500	2,506
Steward Health Care System LLC, Term			Intelligrated Inc, Term Loan
Loan			10.50%, 01/19/2019(g)	1,400	1,435
6.75%, 04/10/2020(g)	4,075	4,095			$3,941
Surgery Center Holdings Inc, Term Loan
6.00%, 04/10/2019(g)	2,687	2,700	Media- 0.04%
9.75%, 04/10/2020(g)	5,825	5,825	Cengage Learning Acquisitions Inc, Term Loan

		$99,768	7.50%, 07/03/2014(g)	1,791	1,321
Insurance - 0.08%			Cengage Learning Acquisitions Inc, Term
AmWINS Group Inc, Term Loan			Loan EXT
5.00%, 02/20/2020(g)	3,483	3,517	5.70%, 07/31/2017(g)	489	360
Lone Star Intermediate Super Holdings LLC,			CKX Inc, Term Loan B
Term Loan			9.00%, 06/21/2017(g)	1,503	1,353
11.00%, 08/16/2019(g)	3,000	3,120			$3,034
		$6,637
			Metal Fabrication & Hardware - 0.11%
Internet - 0.44%			Doncasters Group Ltd, Term Loan
Blue Coat Systems Inc, Term Loan			9.50%, 10/28/2020(g)	800	794
9.50%, 06/26/2020(g)	4,600	4,600	Transtar Industries Inc, Term Loan
Blue Coat Systems Inc, Term Loan B			9.75%, 10/02/2019(g)	4,500	4,579
4.50%, 02/15/2018(g)	3,960	3,962	Wastequip Inc, Term Loan
Endurance International Group Inc/The, Term			8.25%, 01/05/2018(g)	3,256	3,272
Loan					$8,645
6.25%, 05/08/2020(g)	5,224	5,250
10.25%, 05/08/2020(g)	7,950	7,980	Mining - 0.06%
Ion Trading Technologies Sarl, Term Loan			Constellium NV, Term Loan B
B			6.00%, 03/06/2020(g)	4,489	4,612
8.25%, 05/21/2021(g)	1,000	1,002
8.25%, 05/21/2021(g)	5,125	5,138
			Miscellaneous Manufacturing - 0.11%
Petroleum Place Inc/The, Term Loan			Arctic Glacier USA Inc, Term Loan
10.00%, 11/15/2019(g)	4,000	3,980	6.00%, 05/09/2019(g)	1,954	1,954
SumTotal Systems Inc, Term Loan			Utex Industries Inc, Term Loan
6.25%, 11/13/2019(g)	3,980	3,985	4.75%, 04/10/2020(g)	1,720	1,721
		$35,897	8.75%, 04/10/2021(g)	2,025	2,030
Leisure Products & Services - 0.53%			8.75%, 04/10/2021(g)	3,400	3,408
Equinox Holdings Inc, Term Loan					$9,113
9.75%, 05/16/2020(g)	12,500	12,688
			Oil & Gas - 0.04%
Sabre Inc, Term Loan B			Power Buyer LLC, Term Loan
5.25%, 02/15/2019(g)	5,338	5,401	8.25%, 11/06/2020(g)	3,000	2,940
Travelport LLC, PIK Term Loan 2			Rice Drilling B LLC, Term Loan
8.37%, PIK 4.38%, 12/01/2016(f),(g)	948	945	8.50%, 10/11/2018(g)	499	495
Travelport LLC, Term Loan					$3,435
6.25%, 06/21/2019(g)	20,338	20,303

See accompanying notes

     Schedule of Investments

Global Diversified Income Fund

July 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000	's)

Oil & Gas Services - 0.03%			Telecommunications (continued)
Panda Temple Power II LLC, Term Loan B			Cleveland Unlimited Inc, Term Loan A
7.25%, 04/03/2019(g)	$850	$860	14.81%, 01/25/2016(b),(g)	$11	$11
Pinnacle Holdco Sarl, Term Loan			Cleveland Unlimited Inc, Term Loan B
10.50%, 07/24/2020(g)	1,500	1,520	14.81%, 07/25/2016(b),(g)	10	10
		$2,380	Cleveland Unlimited Inc, Term Loan C
			14.80%, 06/25/2016(b),(g)	5	5
Packaging & Containers - 0.15%			GOGO LLC, Term Loan
Berlin Packaging LLC, Term Loan			11.25%, 06/21/2017(d),(g)	4,553	4,826
4.75%, 03/28/2020(g)	1,920	1,932
8.75%, 03/28/2020(g)	1,420	1,434	IPC Systems Inc, Term Loan B-EXT
			7.75%, 07/31/2017(g)	270	258
FPC Holdings Inc, Term Loan			IPC Systems Inc, Term Loan C
9.25%, 05/15/2020(g)	9,400	8,836	7.75%, 07/31/2017(g)	1,216	1,163
		$12,202	LTS Buyer LLC, Term Loan
Pipelines - 0.03%			4.50%, 04/01/2020(g)	1,930	1,940
Crestwood Holdings LLC, Term Loan B1			8.00%, 03/28/2021(g)	2,275	2,289
7.00%, 05/24/2019(g)	2,790	2,823	8.00%, 03/28/2021(g)	660	664
			Telx Group Inc/The, Term Loan B
			6.25%, 09/22/2017(g)	2,458	2,464
Retail - 0.52%			West Corp, Term Loan B8
Grocery Outlet Inc, Term Loan			3.75%, 06/30/2018(g)	7,795	7,812
5.50%, 12/10/2018(g)	4,628	4,645
5.50%, 12/10/2018(g)	6,485	6,509			$31,979
10.50%, 05/26/2019(g)	7,063	7,169	Transportation - 0.30%
Guitar Center Inc, Term Loan B-NONEXT			Air Medical Group Holdings Inc, PIK Term
6.28%, 04/09/2017(g)	12,347	12,196	Loan B
HMK Intermediate Holdings LLC, Term			7.63%, PIK 8.38%, 05/21/2018(f),(g)	4,000	3,950
Loan B			Commercial Barge Line Co, Term Loan
5.75%, 03/22/2018(g)	4,197	4,218	10.75%, 03/20/2020(g)	4,000	3,840
Restaurant Holding Co LLC, Term Loan			Commercial Barge Line Co, Term Loan B
9.00%, 02/15/2017(g)	465	465	7.50%, 09/20/2019(g)	4,987	4,713
Rite Aid Corp, Term Loan 2			Sirva Worldwide Inc, Term Loan
4.88%, 06/11/2021(g)	5,925	5,965	7.50%, 03/22/2019(g)	7,082	7,047
Targus Group International Inc, Term Loan B			State Class Tankers II LLC, Term Loan B
			0.00%, 06/19/2020(g),(i)	3,375	3,392
11.00%, 05/24/2016(g)	1,413	1,300	US Shipping Corp, Term Loan B
		$42,467	9.00%, 04/11/2018(g)	1,500	1,506
					$24,448
Software - 0.49%
Attachmate Corp, Term Loan			Trucking & Leasing - 0.03%
7.25%, 11/24/2017(g)	4,026	4,066	AWAS Finance Luxembourg SA, Term
11.00%, 10/31/2018(g)	3,133	3,107	Loan
EZE Castle Software Inc, Term Loan			3.50%, 06/10/2016(g)	2,444	2,448
8.75%, 03/14/2021(g)	2,000	2,015
First Data Corp, Term Loan C1			TOTAL SENIOR FLOATING RATE INTERESTS		$727,130
4.19%, 03/23/2018(g)	3,660	3,651		Maturity
Hyland Software Inc, Term Loan B			REPURCHASE AGREEMENTS - 0.96%	Amount (000's)	Value(000	's)
5.50%, 10/24/2019(g)	1,393	1,396
Intuit Inc, Term Loan			Banks- 0.96%
0.00%, 07/15/2019(b),(g),(i)	4,700	4,564	Investment in Joint Trading Account; Credit	$15,255	$15,254
0.00%, 07/15/2020(b),(g),(i)	2,510	2,394	Suisse Repurchase Agreement; 0.05%
Misys Ltd, Term Loan			dated 07/31/2013 maturing 08/01/2013
12.00%, 12/06/2019(g)	10,000	11,350	(collateralized by US Government
MModal Inc, Term Loan B			Securities; $15,560,132; 0.00% - 11.25%;
7.50%, 08/15/2019(g)	3,589	3,514	dated 02/15/15 - 08/15/40)
Sophos Public Ltd, Term Loan B			Investment in Joint Trading Account;	30,849	30,848
6.50%, 05/04/2019(g)	2,814	2,821	Deutsche Bank Repurchase Agreement;
STG-Fairway Acquisitions Inc, Term Loan			0.09% dated 07/31/2013 maturing
B			08/01/2013 (collateralized by US
6.25%, 02/13/2019(g)	1,247	1,243	Government Securities; $31,466,044;
		$40,121	0.00% - 1.38%; dated 10/28/13 - 03/09/18)
			Investment in Joint Trading Account; JP	17,798	17,799
Telecommunications - 0.39%			Morgan Repurchase Agreement; 0.06%
Alcatel-Lucent USA Inc, Term Loan C			dated 07/31/2013 maturing 08/01/2013
7.25%, 01/29/2019(g)	3,483	3,554	(collateralized by US Government
Avaya Inc, Term Loan B3			Securities; $18,153,489; 0.00% - 9.38%;
4.77%, 10/26/2017(g)	4,893	4,288	dated 08/03/13 - 05/15/30)
Avaya Inc, Term Loan B5
8.00%, 03/31/2018(g)	2,834	2,658
Cleveland Unlimited Inc, Term Loan
14.80%, 06/25/2016(b),(d),(g)	31	32
14.73%, 01/25/2016(b),(g)	5	5
See accompanying notes 65

     Schedule of Investments

 Global Diversified Income Fund

July 31, 2013 (unaudited)

Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS	Maturity Amount (000's)	Value (000's)	Country	Percent
(continued)	United States	69.64%
United Kingdom	3.72%
Banks (continued)	Canada	2.95%
Investment in Joint Trading Account; Merrill	$13,915	$13,915	Luxembourg	1.65%
Lynch Repurchase Agreement; 0.05%	Brazil	1.38%
dated 07/31/2013 maturing 08/01/2013	Venezuela	1.36%
(collateralized by US Government	Netherlands	1.25%
Securities; $14,193,089; 0.25% - 3.13%;	France	1.18%
dated 07/31/15 - 02/15/43)	Japan	1.14%
$77,816	Bermuda	1.14%
TOTAL REPURCHASE AGREEMENTS	$77,816	Australia	1.13%
Total Investments	$7,957,977	Turkey	1.01%
Other Assets in Excess of Liabilities, Net - 1.97%	$159,981	Indonesia	0.77%
TOTAL NET ASSETS - 100.00%	$8,117,958	Mexico	0.71%
Germany	0.67%
Cayman Islands	0.57%
(a)	Non-Income Producing Security	Jersey, Channel Islands	0.54%
(b)	Fair value of these investments is determined in good faith by the	Colombia	0.53%
Manager under procedures established and periodically reviewed by the	South Africa	0.50%
Board of Directors. At the end of the period, the fair value of these	Spain	0.45%
securities totaled $85,869 or 1.06% of net assets.	Ukraine	0.45%
(c)	Security or a portion of the security was pledged to cover margin	Ireland	0.43%
requirements for options contracts. At the end of the period, the value of	Panama	0.34%
these securities totaled $303,055 or 3.73% of net assets.	Kazakhstan	0.34%
(d)	Security is Illiquid	Hong Kong	0.32%
(e)	Security exempt from registration under Rule 144A of the Securities Act of	China	0.32%
1933. These securities may be resold in transactions exempt from	Russian Federation	0.31%
registration, normally to qualified institutional buyers. Unless otherwise	Singapore	0.28%
indicated, these securities are not considered illiquid. At the end of the	Switzerland	0.27%
period, the value of these securities totaled $1,732,540 or 21.34% of net	Chile	0.26%
assets.	Dominican Republic	0.25%
(f)	Payment in kind; the issuer has the option of paying additional securities	Virgin Islands, British	0.25%
in lieu of cash.	Hungary	0.21%
(g)	Variable Rate. Rate shown is in effect at July 31, 2013.	Sweden	0.20%
(h)	Security purchased on a when-issued basis.	Iraq	0.18%
(i)	This Senior Floating Rate Note will settle after July 31, 2013, at which	Italy	0.18%
time the interest rate will be determined.	Peru	0.15%
Denmark	0.11%
Poland	0.10%
Norway	0.09%
Korea, Republic Of	0.09%
Austria	0.07%
Finland	0.07%
New Zealand	0.06%
Croatia	0.05%
Isle of Man	0.05%
Guernsey	0.05%
Philippines	0.05%
Morocco	0.04%
Cote d'Ivoire	0.03%
El Salvador	0.03%
Marshall Islands	0.03%
Costa Rica	0.02%
Azerbaijan	0.02%
Nigeria	0.02%
Qatar	0.01%
Cyprus	0.01%
Argentina	0.00%
Other Assets in Excess of Liabilities, Net	1.97%
TOTAL NET ASSETS	100.00%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For		Fair Value	Appreciation/(Depreciation)
Colombian Peso	JP Morgan Chase	08/12/2013	7,430,177,000	$3,861	$3,919	$58
Euro	Bank of New York Mellon	08/08/2013	9,250,000	12,104	12,306	202
Euro	Bank of New York Mellon	08/23/2013	4,675,000	6,086	6,219	133
Euro	Citigroup Inc	08/23/2013	1,750,000	2,264	2,328	64
Total						$457

See accompanying notes

Schedule of Investments Global Diversified Income Fund July 31, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty	Delivery Date		Contracts to Deliver	In Exchange For		Fair Value	Appreciation/(Depreciation)
British Pound Sterling	Bank of New York Mellon	08/06/2013		3,100,000		$4,816	$4,716	$100
British Pound Sterling	Bank of New York Mellon	08/08/2013		1,625,000		2,524	2,472	52
British Pound Sterling	JP Morgan Chase	08/15/2013		3,000,100		4,564	4,563	1
Colombian Peso	JP Morgan Chase	08/12/2013	7,430,177,000			3,937	3,919	18
Euro	Bank of New York Mellon	08/08/2013		7,650,000		9,949	10,177	(228)
Euro	Bank of New York Mellon	08/23/2013		56,500,000		75,046	75,164	(118)
Euro	Bank of New York Mellon	09/20/2013		5,000,000		6,627	6,652	(25)
Euro	Bank of New York Mellon	09/25/2013		5,300,000		6,909	7,051	(142)
Euro	Bank of New York Mellon	10/08/2013		5,600,000		7,359	7,451	(92)
Euro	JP Morgan Chase	08/15/2013		6,300,200		8,214	8,381	(167)
Japanese Yen	JP Morgan Chase	08/15/2013	408,281,000			4,096	4,171	(75)
Total								$(676)

Amounts in thousands except contracts

Options

				Upfront Premiums				Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - DIA	$154.00	08/19/2013	11,000		$(2,963)		$(2,073)	$890
Call - EFA	$62.00	08/19/2013	5,000		(175)		(68)	107
Call - EWG	$26.00	08/19/2013	8,000		(448)		(501)	(53)
Call - FXI	$35.00	08/19/2013	5,000		(185)		(147)	38
Call - IWM	$102.00	08/19/2013	534		(181)		(133)	48
Call - IWM	$103.00	08/19/2013	14,409		(3,460)		(2,603)	857
Call - IWM	$104.00	09/23/2013	9,871		(2,606)		(2,377)	229
Call - IWM	$101.00	08/19/2013	10,000		(2,913)		(3,287)	(374)
Call - IWM	$103.00	08/19/2013	39,248		(9,479)		(7,090)	2,389
Call - IYR	$70.00	08/19/2013	967		(61)		(5)	56
Call - MDY	$220.00	08/19/2013	5,000		(3,065)		(2,673)	392
Call - SPY	$165.00	08/19/2013	17,000		(8,137)		(7,834)	303
Call - SPY	$167.00	08/19/2013	15,000		(4,729)		(4,701)	28
Call - SPY	$168.00	08/19/2013	2,100		(563)		(525)	38
Call - XLE	$84.00	08/19/2013	2,500		(234)		(105)	129
Call - XLF	$20.00	08/19/2013	5,000		(415)		(304)	111
Call - XLF	$20.00	08/19/2013	30,000		(2,094)		(1,821)	273
Call - XLI	$45.00	08/19/2013	4,000		(328)		(255)	73
Call - XLY	$59.00	08/19/2013	5,000		(576)		(395)	181
Call - XLY	$58.00	08/19/2013	8,399		(1,470)		(1,348)	122
Total					$(44,082)		$(38,245)	$5,837

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments

 Global Real Estate Securities Fund

 July 31, 2013 (unaudited)

COMMON STOCKS - 99.89%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Services - 0.53%				REITS (continued)
Brookdale Senior Living Inc (a)	279,782	$8,147		Kenedix Residential Investment Corp	2,973	$6,639
				Kilroy Realty Corp	254,200	13,305
				Land Securities Group PLC	2,410,147	34,840
Holding Companies - Diversified - 1.71%				Medical Properties Trust Inc	456,955	6,672
Wharf Holdings Ltd	3,056,880	26,265		Mirvac Group	12,738,152	18,767
				Nippon Building Fund Inc	1,895	20,597
Home Builders - 0.57%				Nippon Prologis REIT Inc	1,178	10,215
Taylor Wimpey PLC	5,403,328	8,760		Nomura Real Estate Master Fund Inc	8,691	8,619
				Northern Property Real Estate Investment	183,025	4,847
				Trust
Lodging - 0.99%				Orix JREIT Inc	9,287	10,358
City Developments Ltd	1,811,000	15,134		Pebblebrook Hotel Trust	523,015	13,938
				Pennsylvania Real Estate Investment Trust	402,322	8,328
Real Estate - 25.20%				Prologis Inc	1,231,295	47,232
Atrium European Real Estate Ltd (b)	1,334,226	7,489		Public Storage	126,786	20,187
CapitaLand Ltd	6,670,000	16,921		Retail Properties of America Inc	47,943	676
Citycon OYJ	2,838,451	8,972		Saul Centers Inc	216,132	9,808
Country Garden Holdings Co Ltd	30,503,000	17,239		Senior Housing Properties Trust	751,586	18,902
Fabege AB	1,576,504	17,773		Simon Property Group Inc	533,344	85,367
Greentown China Holdings Ltd	5,734,000	11,385		SL Green Realty Corp	307,682	27,891
Hang Lung Group Ltd	1,963,000	10,106		Starhill Global REIT	10,816,000	6,979
Henderson Land Development Co Ltd	3,212,685	20,009		Strategic Hotels & Resorts Inc (a)	1,015,815	9,000
Hongkong Land Holdings Ltd	3,901,753	26,356		Sunstone Hotel Investors Inc	735,509	9,518
Hufvudstaden AB	816,900	10,372		Suntec Real Estate Investment Trust	6,126,300	7,659
Hyprop Investments Ltd	1,033,383	7,866		Taubman Centers Inc	157,342	11,521
Jones Lang LaSalle Inc	84,278	7,672		Unibail-Rodamco SE	165,482	40,207
KWG Property Holding Ltd	11,929,000	6,837		Vastned Retail NV	229,739	9,789
LEG Immobilien AG	173,453	8,704		Ventas Inc	173,358	11,397
Mitsubishi Estate Co Ltd	2,357,077	59,749		Vornado Realty Trust	323,310	27,420
Mitsui Fudosan Co Ltd	1,669,793	50,331		Wereldhave NV	206,562	14,604
Nomura Real Estate Holdings Inc	524,200	12,192		Westfield Group	4,350,149	43,875
Shimao Property Holdings Ltd	8,520,000	17,903		Workspace Group PLC	1,618,061	11,112
Sino Land Co Ltd	10,072,000	14,209				$1,088,372
Sumitomo Realty & Development Co Ltd	316,000	13,203		TOTAL COMMON STOCKS		$1,533,539
Sun Hung Kai Properties Ltd	1,954,687	26,057		Total Investments		$1,533,539
Unite Group PLC	2,606,131	15,516		Other Assets in Excess of Liabilities, Net - 0.11%		$1,712
		$386,861		TOTAL NET ASSETS - 100.00%		$1,535,251
REITS - 70.89%
AIMS AMP Capital Industrial REIT	5,778,000	7,233		(a) Non-Income Producing Security
Apartment Investment & Management Co	609,053	17,894		(b) Security is Illiquid
Astro Japan Property Group (b)	2,627,553	8,250
Australand Property Group	2,846,522	8,827
AvalonBay Communities Inc	216,086	29,245
Boardwalk Real Estate Investment Trust	220,240	12,355		Portfolio Summary (unaudited)
Boston Properties Inc	349,965	37,429		Country		Percent
BRE Properties Inc	265,945	14,111		United States		47.81%
Camden Property Trust	258,356	18,224		Japan		13.53%
Campus Crest Communities Inc	496,664	5,637		Hong Kong		9.63%
Canadian Real Estate Investment Trust	364,625	14,616		Australia		6.52%
Corrections Corp of America	553,654	18,298		United Kingdom		6.32%
CubeSmart	1,057,049	17,124		Singapore		3.51%
DDR Corp	1,094,033	18,686		France		2.62%
Duke Realty Corp	871,192	14,349		Canada		2.51%
Dundee Real Estate Investment Trust	223,300	6,705		China		1.86%
DuPont Fabros Technology Inc	92,701	2,124		Sweden		1.84%
EPR Properties	313,767	15,808		Netherlands		1.59%
Equity One Inc	368,346	8,524		Finland		0.58%
Equity Residential	430,816	24,126		Germany		0.57%
Essex Property Trust Inc	131,027	21,133		South Africa		0.51%
Extra Space Storage Inc	458,572	19,283		Jersey, Channel Islands		0.49%
Federal Realty Investment Trust	163,832	17,256		Other Assets in Excess of Liabilities, Net		0.11%
Federation Centres Ltd	9,677,854	20,367		TOTAL NET ASSETS		100.00%
First Industrial Realty Trust Inc	1,137,384	18,608
General Growth Properties Inc	1,567,994	32,520
Great Portland Estates PLC	3,178,379	26,805
HCP Inc	88,852	3,898
Health Care REIT Inc	253,336	16,338
Host Hotels & Resorts Inc	1,477,011	26,379
Japan Hotel REIT Investment Corp	21,136	8,149
Kenedix Realty Investment Corp	1,962	7,802

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2013 (unaudited)

	Principal				Principal
BONDS - 32.76%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Home Equity Asset Backed Securities - 0.83%				Mortgage Backed Securities (continued)
ACE Securities Corp Mortgage Loan Trust				Freddie Mac REMICS (continued)
Series 2007-D1				4.50%, 05/15/2037(a)	$8,015	$8,651
6.34%, 02/25/2038(a),(b)	$4,110	$4,075		4.50%, 05/15/2040	11,000	11,887
6.93%, 02/25/2038(b)	11,044	11,072		6.50%, 08/15/2027	178	201
		$15,147		GE Capital Commercial Mortgage Corp
				5.29%, 11/10/2045(a)	5,000	5,333
Mortgage Backed Securities - 30.24%				Ginnie Mae
Banc of America Commercial Mortgage Trust				0.74%, 05/16/2053(a)	69,194	5,246
2007-4				0.85%, 02/16/2053(a)	86,980	6,544
5.81%, 02/10/2051(a)	4,375	4,801		0.87%, 02/16/2053(a)	53,872	4,189
BCAP LLC Trust				0.92%, 03/16/2052(a)	47,366	4,042
3.76%, 11/26/2037(a),(b)	8,085	8,032		0.92%, 04/16/2053(a)	40,818	2,028
Bear Stearns Asset Backed Securities I Trust				0.93%, 02/16/2053(a)	100,751	8,689
2005-AC6				0.95%, 11/16/2052(a)	69,230	5,849
5.25%, 09/25/2020(a)	12,856	13,115		0.95%, 01/01/2055(a)	65,000	3,999
BNPP Mortgage Securities LLC 2009-1 Trust				0.99%, 09/16/2053(a)	65,424	5,181
6.00%, 08/27/2037(b),(c)	6,757	6,888		0.99%, 06/15/2054(a)	34,825	2,457
CD 2006-CD2 Mortgage Trust				1.01%, 02/16/2053(a)	69,076	5,146
5.35%, 01/15/2046(a)	7,700	8,230		1.06%, 03/16/2049(a)	57,019	3,976
CHL Mortgage Pass-Through Trust 2004-9				1.06%, 06/16/2052(a)	57,023	4,245
5.25%, 06/25/2034	1,854	1,912		1.06%, 04/16/2053(a)	39,327	3,386
Citigroup Mortgage Loan Trust 2009-4				1.23%, 10/16/2053(a)	23,739	1,832
0.55%, 05/25/2037(a),(b)	4,646	3,997		1.29%, 12/16/2053(a)	20,733	1,609
Citigroup Mortgage Loan Trust 2009-5				1.33%, 09/16/2053(a)	47,780	3,469
6.95%, 10/25/2036(b)	1,910	1,985		1.38%, 08/16/2053(a)	36,816	2,575
Citigroup Mortgage Loan Trust 2010-7				1.53%, 08/16/2052(a)	75,209	5,633
6.13%, 07/25/2036(b)	7,500	7,391		1.58%, 09/16/2054(a)	9,943	9,931
Citigroup Mortgage Loan Trust 2010-8				1.59%, 04/16/2053(a)	38,449	2,938
4.50%, 12/25/2036(b)	7,017	7,188
5.75%, 02/25/2036(b)	2,055	1,850		3.00%, 05/16/2037	14,000	14,141
				3.00%, 09/16/2039	4,138	4,287

Citigroup Mortgage Loan Trust 2010-9				3.50%, 03/20/2036	8,907	9,461
4.25%, 01/25/2036 (b)	5,546	5,561		3.50%, 07/16/2045	6,850	7,176
Credit Suisse First Boston Mortgage Securities				4.00%, 09/16/2026(a)	21,029	2,328
Corp				4.00%, 02/20/2034	7,179	7,613
6.00%, 12/25/2033	3,832	4,132		4.00%, 04/20/2038(a)	18,336	2,831
CSMC Trust 2013-IVR1				4.00%, 11/16/2038	2,473	2,625
3.00%, 03/25/2043(a),(b)	7,164	6,721		4.50%, 04/20/2036(a)	18,200	2,417
Fannie Mae Interest Strip				4.50%, 01/20/2038(a)	9,091	921
7.00%, 04/01/2024(a)	118	19
				5.00%, 11/20/2039	7,500	8,209
Fannie Mae REMICS
0.79%, 04/25/2027 (a)	26	26		Jefferies Resecuritization Trust 2009-R2
				2.86%, 12/26/2037(a),(b)	10,672	10,747
2.00%, 12/25/2042	5,614	4,286		JP Morgan Chase Commercial Mortgage
3.50%, 01/25/2029	6,891	7,078		Securities Trust 2005-LDP3
3.50%, 02/25/2041(a)	17,900	3,931		5.00%, 08/15/2042(a)	5,951	6,280
3.50%, 11/25/2042(a)	39,021	8,997
				JP Morgan Chase Commercial Mortgage
4.00%, 06/25/2039	10,000	10,433		Securities Trust 2006-LDP9
4.50%, 05/25/2040	11,572	12,347		5.37%, 05/15/2047	9,400	9,970
5.00%, 08/25/2037(a)	2,081	2,276
				JP Morgan Chase Commercial Mortgage
5.00%, 12/25/2039	4,536	4,970		Securities Trust 2013-C10
6.50%, 02/25/2047	509	561		3.37%, 12/15/2047(a)	5,300	4,990
7.00%, 04/25/2032	2,666	3,081		JP Morgan Chase Commercial Mortgage
9.00%, 05/25/2020	29	33		Securities Trust 2013-LC11
First Horizon Alternative Mortgage Securities				3.22%, 04/15/2046(a)	7,700	7,133
Trust 2004-AA3				LB-UBS Commercial Mortgage Trust 2005-C7
2.30%, 09/25/2034(a)	6,900	6,562

Freddie Mac REMICS
1.09%, 02/15/2021 (a)	15	15		5.32%, 11/15/2040	4,300	4,564
2.50%, 11/15/2032	9,371	9,299		LB-UBS Commercial Mortgage Trust 2006-C6
2.50%, 10/15/2036(a)	7,276	7,421
				5.45%, 09/15/2039	10,000	10,661
2.50%, 02/15/2039	9,243	9,368		LF Rothschild Mortgage Trust III
2.50%, 02/15/2043	4,932	4,809		9.95%, 09/01/2017	8	8
3.00%, 02/15/2040	2,242	2,325		MASTR Adjustable Rate Mortgages Trust
3.50%, 05/15/2032	6,423	6,695		2004-13
3.50%, 06/15/2040	4,334	4,517		2.62%, 11/21/2034(a)	14,403	14,695
3.50%, 10/15/2042(a)	12,781	2,965
4.00%, 06/15/2028(a)	10,207	737		Merrill Lynch Mortgage Investors Trust Series
4.00%, 02/15/2035(a)	21,095	2,105		2005-A8
				5.25%, 08/25/2036(a)	4,934	5,011
4.00%, 01/15/2039(a)	13,279	2,095
				Morgan Stanley Capital I Trust 2004-TOP13
4.00%, 05/15/2039	4,825	4,979		4.79%, 09/13/2045(a)	2,500	2,540
4.50%, 03/15/2032(a)	18,293	3,200

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2013 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)				Federal Home Loan Mortgage Corporation (FHLMC)(continued)
Morgan Stanley Capital I Trust 2005-HQ6
5.07%, 08/13/2042(a)	$13,660	$14,415		4.00%, 12/01/2040	$10,258	$10,658
				4.00%, 10/01/2041	7,623	7,916
Morgan Stanley Capital I Trust 2006-HQ9				4.00%, 12/01/2041	8,845	9,238
5.79%, 07/12/2044	2,000	2,172		4.00%, 07/01/2043	7,479	7,814
Morgan Stanley Capital I Trust 2007-HQ11
5.48%, 02/12/2044(a)	5,655	6,235		4.50%, 08/01/2033	1,127	1,191
Morgan Stanley Capital I Trust 2007-IQ15				4.50%, 07/01/2039	3,460	3,669
5.89%, 06/11/2049(a)	10,000	11,273		4.50%, 03/01/2041	6,644	7,046
				5.00%, 10/01/2025	211	228
Morgan Stanley Mortgage Loan Trust 2006-				5.00%, 12/01/2032	173	186
8AR
2.29%, 06/25/2036(a)	3,666	3,562		5.00%, 02/01/2033	1,722	1,855
Morgan Stanley Re-REMIC Trust 2010-R1				5.00%, 08/01/2033	2,152	2,345
2.82%, 07/26/2035 (a),(b)	9,700	8,957		5.00%, 08/01/2033	1,975	2,116
2.99%, 07/26/2035(a),(b)	8,700	8,638		5.00%, 01/01/2034	1,589	1,711
Morgan Stanley Re-REMIC Trust 2010-R4				5.00%, 05/01/2034	320	344
5.50%, 08/26/2047 (b)	7,445	7,474		5.00%, 05/01/2035	329	354
Sequoia Mortgage Trust 2013-1				5.00%, 07/01/2035	11	11
1.86%, 02/25/2043(a)	5,070	4,480		5.00%, 07/01/2035	163	178
Sequoia Mortgage Trust 2013-2				5.00%, 10/01/2035	30	33
1.87%, 02/25/2043 (a)	4,655	4,106		5.00%, 11/01/2035	1,363	1,485
Springleaf Mortgage Loan Trust				5.00%, 10/01/2038	4,348	4,615
2.31%, 06/25/2058 (a),(b)	5,600	5,353		5.00%, 06/01/2039	6,709	7,196
Springleaf Mortgage Loan Trust 2012-3				5.00%, 09/01/2039	9,194	10,049
2.66%, 12/25/2059(a),(b)	7,000	6,876		5.00%, 01/01/2040	8,985	9,704
				5.00%, 06/01/2041	6,688	7,221
Structured Asset Securities Corp Mortgage				5.50%, 04/01/2018	124	133
Pass-Through Ctfs Ser 2004-20				5.50%, 11/01/2018	1,853	1,979
5.50%, 11/25/2034	5,502	5,654		5.50%, 03/01/2029	4	5
		$553,772		5.50%, 05/01/2033	37	40
Other Asset Backed Securities - 1.69%				5.50%, 10/01/2033	44	48
Ameriquest Mortgage Securities Inc Asset-				5.50%, 12/01/2033	1,053	1,146
Backed Pass-Through Ctfs Ser 2005-R7				5.50%, 12/01/2033	3,218	3,503
0.67%, 09/25/2035(a)	9,500	8,529		5.50%, 09/01/2035	3,784	4,095
Merrill Lynch Mortgage Investors Trust Series				5.50%, 10/01/2035	6,916	7,581
2004-WMC5				5.50%, 07/01/2037	107	115
1.21%, 07/25/2035(a)	6,000	5,533		5.50%, 12/01/2037	5,752	6,229
Springleaf Funding Trust 2013-B				5.50%, 04/01/2038	58	63
3.92%, 01/16/2023(a),(b),(c)	13,200	13,180		5.50%, 05/01/2038	218	236
TAL Advantage V LLC				5.50%, 05/01/2038	1,625	1,754
2.83%, 02/22/2038(a),(b)	3,833	3,728		5.50%, 08/01/2038	4,246	4,587
		$30,970		6.00%, 04/01/2017	226	242
TOTAL BONDS		$599,889		6.00%, 04/01/2017	262	277
U.S. GOVERNMENT & GOVERNMENT	Principal			6.00%, 05/01/2017	281	297
AGENCY OBLIGATIONS - 66.54%	Amount (000's)	Value(000	's)	6.00%, 07/01/2017	16	17
Federal Home Loan Mortgage Corporation (FHLMC) - 19.84%				6.00%, 01/01/2021	94	101
				6.00%, 06/01/2028	21	23
2.00%, 01/01/2028	$11,087	$10,764		6.00%, 05/01/2031	208	233
2.17%, 03/01/2036(a)	253	254		6.00%, 10/01/2031	9	10
2.50%, 08/01/2027	3,228	3,227		6.00%, 02/01/2032	27	30
2.50%, 09/01/2027	9,984	9,980		6.00%, 09/01/2032	504	564
2.98%, 10/01/2032(a)	2	2		6.00%, 11/01/2033	1,174	1,301
3.00%, 01/01/2027	9,164	9,424		6.00%, 11/01/2033	1,398	1,544
3.00%, 02/01/2027	4,391	4,515		6.00%, 05/01/2034	4,184	4,621
3.00%, 02/01/2027	9,815	10,094		6.00%, 05/01/2034	2,715	2,933
3.00%, 04/01/2042	8,119	7,856		6.00%, 09/01/2034	234	258
3.00%, 10/01/2042	5,040	4,877		6.00%, 01/01/2035	4,742	5,142
3.00%, 10/01/2042	10,481	10,142		6.00%, 02/01/2035	195	215
				6.00%, 10/01/2036(a)	206	227
3.00%, 10/01/2042	12,437	12,034
3.00%, 05/01/2043	9,233	8,934		6.00%, 03/01/2037	446	493
3.50%, 11/01/2026	6,818	7,152		6.00%, 04/01/2037	1,529	1,703
3.50%, 02/01/2032	10,054	10,303		6.00%, 05/01/2037	397	445
				6.00%, 01/01/2038(a)	157	174
3.50%, 04/01/2032	8,460	8,709
3.50%, 12/01/2041	5,010	5,048		6.00%, 01/01/2038	953	1,058
3.50%, 02/01/2042	3,580	3,604		6.00%, 03/01/2038	86	94
3.50%, 04/01/2042	14,044	14,136		6.00%, 04/01/2038	421	464
3.50%, 04/01/2042	1,506	1,516		6.00%, 07/01/2038	1,027	1,120
3.50%, 07/01/2042	15,657	15,762		6.00%, 10/01/2038	573	624
3.50%, 09/01/2042	11,090	11,163		6.00%, 09/01/2039	10,499	11,814
4.00%, 08/01/2026	6,484	6,841		6.50%, 11/01/2016	163	173
4.00%, 08/01/2039	6,104	6,333		6.50%, 06/01/2017	43	46

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal National Mortgage Association (FNMA) (continued)
(continued)				3.00%, 02/01/2043	$9,499	$9,219
6.50%, 12/01/2021	$569	$629
6.50%, 04/01/2022	496	550		3.00%, 02/01/2043	10,485	10,176
				3.00%, 04/01/2043	11,939	11,404
6.50%, 05/01/2022	245	269		3.50%, 12/01/2026	6,277	6,584
6.50%, 08/01/2022	108	121
6.50%, 05/01/2023	111	119		3.50%, 02/01/2042	11,235	11,356
				3.50%, 03/01/2042	5,941	5,995
6.50%, 07/01/2023	3	3		3.50%, 06/01/2042	6,188	6,245
6.50%, 01/01/2024	19	21
6.50%, 07/01/2025	3	3		3.50%, 07/01/2042	4,979	5,042
				3.50%, 07/01/2042	9,366	9,458
6.50%, 07/01/2025	2	3		3.50%, 07/01/2042	6,916	6,979
6.50%, 09/01/2025	2	2
6.50%, 09/01/2025	1	1		3.50%, 09/01/2042	15,636	15,790
				3.50%, 09/01/2042	7,262	7,328
6.50%, 10/01/2025	10	11		3.50%, 11/01/2042	9,697	9,792
6.50%, 10/01/2025	6	7
6.50%, 04/01/2027	2	2		4.00%, 05/01/2025	5,110	5,407
6.50%, 03/01/2029	7	8		4.00%, 08/01/2039	8,688	9,025
				4.00%, 09/01/2040	6,385	6,646
6.50%, 03/01/2029	109	125		4.00%, 01/01/2041	9,320	9,689
6.50%, 04/01/2029	1,621	1,861
6.50%, 04/01/2031	404	453		4.00%, 01/01/2041	10,594	11,018
				4.00%, 04/01/2041	6,373	6,625
6.50%, 06/01/2031	1	1		4.00%, 04/01/2041	7,351	7,644
6.50%, 10/01/2031	164	187
6.50%, 01/01/2032	1,561	1,760		4.00%, 11/01/2041	9,551	9,927
				4.00%, 12/01/2041	8,317	8,645
6.50%, 02/01/2032	27	31		4.00%, 04/01/2042	11,078	11,521
6.50%, 04/01/2032	23	27
6.50%, 08/01/2032	90	101		4.00%, 08/01/2043	7,959	8,326
				4.50%, 12/01/2019	125	134
6.50%, 08/01/2032	32	36		4.50%, 01/01/2020	475	507
6.50%, 04/01/2035	26	29
6.50%, 02/01/2037	86	97		4.50%, 09/01/2025	6,247	6,755
				4.50%, 07/01/2039	3,801	4,062
6.50%, 09/01/2038	4,975	5,561		4.50%, 07/01/2039	7,592	8,108
7.00%, 07/01/2024	7	8
7.00%, 01/01/2028	848	965		4.50%, 09/01/2039	4,517	4,828
				4.50%, 09/01/2040	7,643	8,108
7.00%, 06/01/2029	288	336		4.50%, 01/01/2041	17,255	18,579
7.00%, 01/01/2031	4	4
7.00%, 04/01/2031	166	194		4.50%, 03/01/2041	7,856	8,371
				4.50%, 05/01/2041	10,481	11,146
7.00%, 06/01/2031	25	29		5.00%, 01/01/2018	85	90
7.00%, 10/01/2031	170	197
7.00%, 04/01/2032	429	481		5.00%, 11/01/2018	500	533
				5.00%, 04/01/2019	120	128
7.00%, 01/01/2037	894	1,021		5.00%, 01/01/2026	280	304
7.50%, 12/01/2030	4	4
7.50%, 02/01/2031	4	5		5.00%, 08/01/2033	5,481	5,914
				5.00%, 04/01/2035	400	439
7.50%, 02/01/2031	52	59		5.00%, 05/01/2035	294	317
8.00%, 08/01/2030	1	2		5.00%, 07/01/2035	911	983
8.00%, 12/01/2030	40	45
8.50%, 04/01/2019	4	4		5.00%, 07/01/2035	112	120
				5.00%, 08/01/2035	146	157
8.50%, 07/01/2029	194	228		5.00%, 05/01/2038	455	492
9.00%, 09/01/2016	1	1
9.00%, 05/01/2021	1	1		5.00%, 12/01/2039	3,593	3,902
				5.00%, 01/01/2040	5,481	5,949
9.00%, 09/01/2021	1	1		5.00%, 04/01/2040	7,769	8,414
9.00%, 01/01/2022	1	1		5.00%, 04/01/2040	1,999	2,197
		$363,194		5.00%, 05/01/2040	8,489	9,219
Federal National Mortgage Association (FNMA) - 30.71%				5.00%, 06/01/2040	3,304	3,578
2.00%, 10/01/2027	11,084	10,770		5.06%, 12/01/2033(a)	232	248
2.00%, 10/01/2027	6,762	6,570		5.50%, 09/01/2017	94	100
2.00%, 10/01/2027	5,017	4,875		5.50%, 09/01/2017	10	11
2.00%, 02/01/2028	8,583	8,340		5.50%, 12/01/2017	653	693
2.00%, 03/01/2028	11,611	11,282		5.50%, 03/01/2018	100	106
2.47%, 03/01/2028(a)	17	17		5.50%, 06/01/2019	25	26
2.50%, 05/01/2027	9,831	9,837		5.50%, 06/01/2019	18	19
2.50%, 06/01/2027	15,859	15,868		5.50%, 07/01/2019	56	60
2.50%, 06/01/2027	11,664	11,671		5.50%, 07/01/2019	22	23
2.50%, 10/01/2027	5,088	5,093		5.50%, 07/01/2019	6	7
2.50%, 05/01/2028	5,935	5,940		5.50%, 07/01/2019	99	108
2.76%, 11/01/2033(a)	12	12		5.50%, 08/01/2019	117	127
3.00%, 12/01/2021	6,321	6,572		5.50%, 08/01/2019	22	24
3.00%, 04/01/2027	8,643	8,900		5.50%, 09/01/2019	120	130
3.00%, 06/01/2042	9,480	9,201		5.50%, 06/01/2026	240	262
3.00%, 08/01/2042	12,394	12,029		5.50%, 05/01/2033	237	260
3.00%, 10/01/2042	9,853	9,563		5.50%, 07/01/2033	1,740	1,944
3.00%, 12/01/2042	10,052	9,756		5.50%, 09/01/2033	1,061	1,189

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 02/01/2034	$6,395	$6,897		6.50%, 08/01/2037	$165	$184
5.50%, 09/01/2034	1,005	1,097		6.50%, 10/01/2037	7,206	8,100
5.50%, 02/01/2035	4,442	4,921		6.50%, 01/01/2038	27	29
5.50%, 09/01/2035	659	736		6.50%, 02/01/2038	67	75
5.50%, 02/01/2037	25	28		6.50%, 05/01/2038	26	29
5.50%, 06/01/2037	648	718		6.50%, 02/01/2039	2,604	2,887
5.50%, 12/01/2037	2,840	3,092		7.00%, 05/01/2022	34	38
5.50%, 03/01/2038	750	841		7.00%, 08/01/2028	141	162
5.50%, 03/01/2038	1,104	1,201		7.00%, 12/01/2028	125	139
5.50%, 07/01/2038	3,162	3,493		7.00%, 04/01/2029	72	84
5.50%, 06/01/2040	5,394	5,935		7.00%, 07/01/2029	128	144
6.00%, 12/01/2016	285	298		7.00%, 11/01/2031	736	840
6.00%, 01/01/2017	9	10		7.00%, 07/01/2032	205	231
6.00%, 04/01/2017	40	42		7.50%, 12/01/2024	170	191
6.00%, 08/01/2017	672	712		7.50%, 07/01/2029	39	39
6.00%, 08/01/2018	351	374		7.50%, 02/01/2030	101	114
6.00%, 12/01/2022	43	47		7.50%, 01/01/2031	4	4
6.00%, 03/01/2029	125	138		7.50%, 05/01/2031	7	7
6.00%, 08/01/2031	686	758		7.50%, 08/01/2032	33	40
6.00%, 12/01/2031	5	5		8.00%, 05/01/2022	2	2
6.00%, 12/01/2031	13	14		8.00%, 01/01/2025	1	1
6.00%, 01/01/2032	751	837		8.00%, 01/01/2025	1	1
6.00%, 11/01/2032	26	28		8.50%, 02/01/2023	2	3
6.00%, 04/01/2033	395	436		8.50%, 09/01/2025	2	3
6.00%, 02/01/2034	518	578		9.00%, 09/01/2030	46	54
6.00%, 03/01/2034	920	1,006				$562,383
6.00%, 09/01/2034	2,410	2,607		Government National Mortgage Association (GNMA) - 10.92%
6.00%, 11/01/2037	581	648
6.00%, 02/01/2038	429	479		3.00%, 04/15/2027	10,096	10,467
6.00%, 03/01/2038	215	241		3.00%, 11/15/2042	8,863	8,697
6.00%, 05/01/2038	6,273	6,992		3.00%, 11/15/2042	11,721	11,503
6.00%, 08/01/2038	2,431	2,656		3.00%, 12/15/2042	9,843	9,659
6.00%, 04/01/2039	2,150	2,427		3.50%, 05/20/2027	5,784	6,092
6.50%, 06/01/2016	6	6		3.50%, 11/15/2041	6,083	6,205
6.50%, 09/01/2024	525	585		3.50%, 12/20/2041	8,958	9,130
6.50%, 08/01/2028	100	114		3.50%, 07/15/2042	11,703	11,938
6.50%, 11/01/2028	114	126		3.50%, 08/20/2042	9,613	9,802
6.50%, 12/01/2028	48	56		4.00%, 11/15/2040	9,444	9,931
6.50%, 02/01/2029	39	43		4.00%, 08/15/2041	8,578	8,975
6.50%, 03/01/2029	82	91		4.00%, 02/20/2043	5,726	5,993
6.50%, 04/01/2029	88	101		4.50%, 09/20/2039	8,807	9,414
6.50%, 06/01/2031	260	282		4.50%, 10/15/2039	7,138	7,671
6.50%, 06/01/2031	148	171		4.50%, 03/20/2040	9,943	10,634
6.50%, 06/01/2031	78	90		4.50%, 06/15/2041	3,756	4,023
6.50%, 09/01/2031	6	7		4.50%, 09/20/2041	9,176	9,793
6.50%, 12/01/2031	6	7		4.50%, 12/20/2041	7,853	8,373
6.50%, 01/01/2032	100	112		5.00%, 02/15/2034	371	404
6.50%, 03/01/2032	628	722		5.00%, 07/15/2039	2,608	2,823
6.50%, 04/01/2032	467	538		5.00%, 10/15/2039	6,909	7,635
6.50%, 04/01/2032	24	26		5.00%, 06/20/2041	6,211	6,742
6.50%, 08/01/2032	264	304		5.50%, 01/15/2014	3	3
6.50%, 11/01/2032	93	99		5.50%, 03/15/2014	4	4
6.50%, 11/01/2032	248	276		5.50%, 07/20/2033	3,046	3,387
6.50%, 11/01/2032	599	670		5.50%, 02/20/2034	3,239	3,601
6.50%, 12/01/2032	662	745		5.50%, 03/20/2034	3,058	3,373
6.50%, 01/01/2033	537	594		5.50%, 05/20/2035	362	399
6.50%, 02/01/2033	510	571		5.50%, 01/15/2039	1,034	1,131
6.50%, 07/01/2034	1,187	1,334		5.50%, 01/15/2039	428	475
6.50%, 07/01/2034	765	845		6.00%, 10/15/2023	188	209
6.50%, 02/01/2036	4,868	5,398		6.00%, 11/15/2023	30	33
6.50%, 04/01/2036	26	29		6.00%, 11/15/2023	65	72
6.50%, 08/01/2036	163	180		6.00%, 12/15/2023	46	51
6.50%, 08/01/2036	378	424		6.00%, 12/15/2023	2	3
6.50%, 09/01/2036	6,145	6,909		6.00%, 12/15/2023	33	37
6.50%, 10/01/2036	142	159		6.00%, 01/15/2024	18	19
6.50%, 11/01/2036	144	162		6.00%, 01/20/2024	13	15
6.50%, 07/01/2037	71	80		6.00%, 02/15/2024	50	55
6.50%, 07/01/2037	78	88		6.00%, 02/15/2024	35	38
6.50%, 08/01/2037	1,733	1,938		6.00%, 02/15/2024	42	47

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Government National Mortgage Association (GNMA)(continued)				Government National Mortgage Association (GNMA)(continued)

6.00%, 03/15/2024	$19	$21		7.00%, 10/15/2027	$3		$3
6.00%, 04/20/2024	50	56		7.00%, 10/15/2027	2		2
6.00%, 05/20/2024	24	27		7.00%, 11/15/2027	53		61
6.00%, 05/20/2024	36	40		7.00%, 12/15/2027	27		32
6.00%, 10/20/2024	25	28		7.00%, 12/15/2027	2		3
6.00%, 09/20/2025	27	29		7.00%, 02/15/2028	1		1
6.00%, 04/20/2026	122	134		7.00%, 04/15/2028	21		22
6.00%, 10/20/2028	18	20		7.00%, 04/15/2028	3		3
6.00%, 02/20/2029	180	204		7.00%, 06/15/2028	165		193
6.00%, 05/20/2032(a)	570	632		7.00%, 12/15/2028	95		112
6.00%, 08/15/2032	98	109		7.00%, 01/15/2029	62		73
6.00%, 09/15/2032	211	232		7.00%, 03/15/2029	50		58
6.00%, 02/15/2033	43	47		7.00%, 04/15/2029	204		239
6.00%, 07/20/2033	2,161	2,401		7.00%, 04/15/2029	26		30
6.00%, 08/15/2038	865	964		7.00%, 05/15/2031	15		18
6.50%, 09/15/2023	16	18		7.00%, 06/20/2031	98		115
6.50%, 09/15/2023	26	28		7.00%, 07/15/2031	2		3
6.50%, 09/15/2023	30	34		7.00%, 09/15/2031	3		3
6.50%, 09/15/2023	20	22		7.25%, 09/15/2025	34		39
6.50%, 10/15/2023	36	40		7.50%, 04/15/2017	3		3
6.50%, 11/15/2023	6	6		7.50%, 04/15/2017	11		11
6.50%, 12/15/2023	62	68		7.50%, 04/15/2017	11		11
6.50%, 12/15/2023	13	15		7.50%, 07/15/2018	8		8
6.50%, 12/15/2023	43	47		7.50%, 12/15/2021	28		29
6.50%, 12/15/2023	21	23		7.50%, 02/15/2022	15		16
6.50%, 01/15/2024	11	12		7.50%, 03/15/2022	4		4
6.50%, 01/15/2024	11	12		7.50%, 03/15/2022	11		11
6.50%, 01/15/2024	35	38		7.50%, 04/15/2022	9		9
6.50%, 01/15/2024	24	26		7.50%, 04/15/2022	8		8
6.50%, 01/15/2024	31	35		7.50%, 04/15/2022	30		30
6.50%, 01/15/2024	51	57		7.50%, 04/15/2022	9		10
6.50%, 01/15/2024	5	6		7.50%, 05/15/2022	13		13
6.50%, 03/15/2024	68	75		7.50%, 07/15/2022	38		39
6.50%, 04/15/2024	29	33		7.50%, 08/15/2022	2		2
6.50%, 04/20/2024	18	20		7.50%, 08/15/2022	9		9
6.50%, 07/15/2024	79	89		7.50%, 08/15/2022	41		43
6.50%, 01/15/2026	14	15		7.50%, 08/15/2022	12		13
6.50%, 03/15/2026	18	20		7.50%, 08/15/2022	18		19
6.50%, 07/20/2026	5	5		7.50%, 02/15/2023	4		4
6.50%, 02/15/2028	10	11		7.50%, 02/15/2023	11		13
6.50%, 10/20/2028	18	21		7.50%, 05/15/2023	16		16
6.50%, 03/20/2031	142	168		7.50%, 05/15/2023	5		5
6.50%, 04/20/2031	115	133		7.50%, 05/15/2023	27		27
6.50%, 07/15/2031	3	3		7.50%, 06/15/2023	18		20
6.50%, 10/15/2031	33	38		7.50%, 10/15/2023	4		5
6.50%, 07/15/2032	13	15		7.50%, 11/15/2023	14		14
6.50%, 04/20/2034	788	885		7.50%, 03/15/2024	33		37
6.50%, 05/20/2034	825	965		7.50%, 08/15/2024	1		1
6.80%, 04/20/2025	54	63		7.50%, 04/15/2027	4		4
7.00%, 11/15/2022	21	23		7.50%, 05/15/2027	7		8
7.00%, 11/15/2022	8	8		7.50%, 05/15/2027	19		19
7.00%, 12/15/2022	64	73		7.50%, 06/15/2027	11		12
7.00%, 12/15/2022	10	10		7.50%, 08/15/2029	123		141
7.00%, 01/15/2023	24	25		7.50%, 09/15/2029	86		94
7.00%, 01/15/2023	9	9		7.50%, 09/15/2029	55		58
7.00%, 01/15/2023	12	13		7.50%, 10/15/2029	91		104
7.00%, 02/15/2023	102	117		7.50%, 11/15/2029	53		55
7.00%, 07/15/2023	23	27		7.50%, 11/15/2029	87		94
7.00%, 07/15/2023	31	35		8.00%, 08/15/2016	16		16
7.00%, 07/15/2023	12	14		8.00%, 12/15/2016	4		4
7.00%, 08/15/2023	21	24		8.00%, 04/15/2017	10		10
7.00%, 10/15/2023	21	24		8.00%, 05/15/2017	3		3
7.00%, 12/15/2023	22	25		8.00%, 06/15/2017	7		7
7.00%, 12/15/2023	32	37		8.00%, 06/15/2017	2		2
7.00%, 01/15/2026	15	17		8.00%, 02/15/2022	31		35
7.00%, 05/15/2026	8	9		8.00%, 04/15/2022	27		30
7.00%, 01/15/2027	27	32		8.00%, 12/15/2030	10		12
7.00%, 03/15/2027	34	39		9.00%, 11/15/2021	91		99
7.00%, 10/15/2027	14	17		9.50%, 04/15/2016	2		2

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2013 (unaudited)

			(b) Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
U.S. GOVERNMENT & GOVERNMENT	Principal		registration, normally to qualified institutional buyers. Unless otherwise
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	indicated, these securities are not considered illiquid. At the end of the
Government National Mortgage Association (GNMA)(continued)			period, the value of these securities totaled $129,713 or 7.08% of net
			assets.
9.50%, 09/15/2016	$1	$1	(c) Fair value of these investments is determined in good faith by the
9.50%, 11/15/2016	4	4	Manager under procedures established and periodically reviewed by the
9.50%, 07/15/2017	18	18	Board of Directors. At the end of the period, the fair value of these
9.50%, 10/15/2017	7	8	securities totaled $20,068 or 1.10% of net assets.
9.50%, 11/15/2017	14	14	(d) Non-Income Producing Security
9.50%, 09/20/2018	46	48	(e) Security is a Principal Only Strip.
9.50%, 09/15/2020	10	10
9.50%, 12/20/2020	21	21
9.50%, 01/20/2021	3	3
9.50%, 02/20/2021	2	2	Portfolio Summary (unaudited)
9.50%, 03/20/2021	2	2	Sector	Percent
9.50%, 08/15/2021	97	107	Mortgage Securities	91.71%
		$199,911	Government	5.07%
			Asset Backed Securities	2.52%
U.S. Treasury - 4.53%			Financial	0.71%
1.75%, 10/31/2018	21,500	21,802	Liabilities in Excess of Other Assets, Net	(0.01)%
3.13%, 05/15/2021	13,500	14,419	TOTAL NET ASSETS	100.00%
4.13%, 05/15/2015	12,750	13,620
4.25%, 11/15/2040	11,400	12,786
4.88%, 08/15/2016	6,000	6,763
6.25%, 08/15/2023	10,200	13,544
		$82,934
U.S. Treasury Strip - 0.54%
0.00%, 11/15/2015(d),(e)	4,000	3,961
0.00%, 05/15/2020(d),(e)	6,800	5,937
		$9,898
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,218,320
	Maturity
REPURCHASE AGREEMENTS - 0.71%	Amount (000's)	Value (000's)

Banks- 0.71%
Investment in Joint Trading Account; Credit	$2,545	$2,544
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $2,595,444; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	5,146	5,146
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $5,248,564; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	2,969	2,969
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $3,028,018; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)
Investment in Joint Trading Account; Merrill	2,321	2,321
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $2,367,420; 0.25% - 3.13%;
dated 07/31/15 - 02/15/43)
		$12,980
TOTAL REPURCHASE AGREEMENTS		$12,980
Total Investments		$1,831,189
Liabilities in Excess of Other Assets, Net - (0.01)%		$(261)
TOTAL NET ASSETS - 100.00%		$1,830,928

(a) Variable Rate. Rate shown is in effect at July 31, 2013.

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Biotechnology - 0.00%				BONDS (continued)	Amount (000's)	Value	(000	's)
Neuro-Hitech Inc (a),(b)	250,000	$1		Automobile Parts & Equipment (continued)
				Dana Holding Corp
				5.38%, 09/15/2021(f)	$4,070		$4,080
Commercial Services - 0.00%				6.00%, 09/15/2023(f)	8,135		8,155
Network Holding Co KSCC (a),(c)	393,257	—
				Gestamp Funding Luxembourg SA
				5.63%, 05/31/2020(d)	3,115		3,022
Computers - 0.00%				Schaeffler Holding Finance BV
SONICblue Inc (a),(c)	10,000,000	—		6.88%, PIK 7.63%, 08/15/2018(d),(g)	7,350		7,497
							$26,999
Energy - Alternate Sources - 0.00%				Banks- 3.25%
Ogden Corp (a),(b),(c)	5,000,000	—		Ally Financial Inc
Ogden Corp (a),(b),(c)	5,000,000	—		5.50%, 02/15/2017	12,230		12,930
		$—		CIT Group Inc
Semiconductors - 0.00%				5.00%, 08/15/2022	1,980		1,963
Tower Semiconductor Ltd - Warrants (a),(b),(c)	225,800	—		HBOS Capital Funding LP
				6.07%, 06/29/2049(d),(e)	8,335		8,002
Tower Semiconductor Ltd - Warrants (a),(b),(c)	3,821,912	—
				LBG Capital No.1 PLC
		$—		8.00%, 12/29/2049(d),(e)	18,405		18,632
TOTAL COMMON STOCKS		$1		Morgan Stanley
PREFERRED STOCKS - 0.99%	Shares Held	Value(000	's)	4.88%, 11/01/2022	23,755		23,809
Banks- 0.99%				RBS Capital Trust I
Ally Financial Inc (d)	39,000	38,632		2.14%, 12/29/2049(e)	7,727		5,718
				RBS Capital Trust III
TOTAL PREFERRED STOCKS		$38,632		5.51%, 09/29/2049	23,700		19,493
	Principal			Royal Bank of Scotland Group PLC
BONDS- 80.98%	Amount (000's)	Value(000	's)	6.13%, 12/15/2022	7,085		6,846
				UBS AG/Stamford CT
Aerospace & Defense - 0.27%				7.63%, 08/17/2022	27,100		30,149
Air 2 US							$127,542
8.63%, 10/01/2020(d)	$10,672	$10,645
				Beverages - 0.45%
				Constellation Brands Inc
Agriculture - 0.26%				3.75%, 05/01/2021	8,800		8,228
Southern States Cooperative Inc				4.25%, 05/01/2023	10,180		9,595
11.25%, 05/15/2015(d)	9,770	10,332					$17,823
				Building Materials - 0.17%
Airlines - 0.57%				Boise Cascade Co
American Airlines 2013-2 Class A Pass				6.38%, 11/01/2020	6,275		6,487
Through Trust
4.95%, 01/15/2023(d)	7,000	7,035
Northwest Airlines 1999-2 Class B Pass				Chemicals - 2.03%
Through Trust				Axiall Corp
7.95%, 03/01/2015(c)	3,442	3,442		4.88%, 05/15/2023(d)	3,007		2,857
United Airlines 2007-1 Class C Pass Through				Cornerstone Chemical Co
Trust				9.38%, 03/15/2018(d)	5,730		6,016
2.66%, 07/02/2014(c),(e)	7,508	7,471		9.38%, 03/15/2018	4,085		4,289
US Airways 2001-1G Pass Through Trust				Eagle Spinco Inc
7.08%, 09/20/2022(c)	4,049	4,292		4.63%, 02/15/2021(d)	14,335		13,762
		$22,240		INEOS Group Holdings SA
				6.13%, 08/15/2018(d)	3,700		3,608
Apparel - 0.04%				NOVA Chemicals Corp
Quiksilver Inc / QS Wholesale inc				5.25%, 08/01/2023(d)	6,720		6,720
7.88%, 08/01/2018(d)	835	873		Taminco Global Chemical Corp
10.00%, 08/01/2020(d)	830	857		9.75%, 03/31/2020(d)	37,515		42,298
		$1,730					$79,550
Automobile Manufacturers - 1.59%				Commercial Services - 0.40%
Chrysler Group LLC / CG Co-Issuer Inc				BakerCorp International Inc
8.00%, 06/15/2019	22,565	24,624		8.25%, 06/01/2019	7,210		7,264
Jaguar Land Rover Automotive PLC				Igloo Holdings Corp
5.63%, 02/01/2023(d)	4,560	4,469		8.25%, PIK 9.00%, 12/15/2017(d),(g)	8,395		8,400
7.75%, 05/15/2018(d)	7,845	8,551					$15,664
8.13%, 05/15/2021(d)	2,535	2,808
Navistar International Corp				Computers - 3.24%
8.25%, 11/01/2021	21,650	22,137		NCR Corp
		$62,589		4.63%, 02/15/2021	16,370		15,920
				Seagate HDD Cayman
Automobile Parts & Equipment - 0.69%				4.75%, 06/01/2023(d)	18,335		17,510
Continental Rubber of America Corp				6.88%, 05/01/2020	67,180		72,890
4.50%, 09/15/2019(d)	4,175	4,245

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Computers (continued)					Electrical Components & Equipment (continued)
Spansion LLC					Norcell Sweden Holding 2 AB
7.88%, 11/15/2017		$20,110	$20,713		10.75%, 09/29/2019(d)	EUR	4,000		$5,726
			$127,033						$20,219
Consumer Products - 2.15%					Electronics - 0.89%
Reynolds Group Issuer Inc / Reynolds Group					Rexel SA
Issuer LLC / Reynolds Group Issuer					5.25%, 06/15/2020(d)		$5,800		5,771
(Luxembourg) S.A.					Trionista Holdco GmbH
5.75%, 10/15/2020		3,825	3,892		5.00%, 04/30/2020(d)	EUR	1,500		2,031
7.13%, 04/15/2019		12,995	13,872		Trionista TopCo GmbH
7.88%, 08/15/2019		2,950	3,245		6.88%, 04/30/2021(d)		3,250		4,432
9.00%, 04/15/2019		15,815	16,447		Viasystems Inc
9.88%, 08/15/2019		31,533	34,056		7.88%, 05/01/2019(d)		$21,220		22,705
Sun Products Corp/The									$34,939
7.75%, 03/15/2021(d)		12,645	12,898
			$84,410		Engineering & Construction - 0.40%
					Aguila 3 SA
Distribution & Wholesale - 0.90%					7.88%, 01/31/2018(c),(d),(f)		8,070		8,292
HD Supply Inc					Weekley Homes LLC / Weekley Finance
7.50%, 07/15/2020(d)		13,425	14,230		Corp
10.50%, 01/15/2021		20,630	21,249		6.00%, 02/01/2023(d)		7,240		7,240
			$35,479						$15,532
Diversified Financial Services - 4.33%					Entertainment - 3.19%
AG Spring Finance II Ltd					CCM Merger Inc
9.50%, 06/01/2019(d)	EUR	1,000	1,264		9.13%, 05/01/2019(d)		21,383		22,666
AG Spring Finance Ltd					Cinemark USA Inc
7.50%, 06/01/2018(d)		2,700	3,548		4.88%, 06/01/2023(d)		13,985		13,216
Aircastle Ltd					Lions Gate Entertainment Inc
7.63%, 04/15/2020		$8,050	8,996		10.25%, 11/01/2016(d)		5,125		5,494
9.75%, 08/01/2018		18,155	20,152		Peninsula Gaming LLC / Peninsula Gaming
Compiler Finance Sub Inc					Corp
7.00%, 05/01/2021(d)		10,140	10,140		8.38%, 02/15/2018(d)		16,680		18,056
Credit Acceptance Corp					Regal Entertainment Group
9.13%, 02/01/2017		24,940	26,623		5.75%, 02/01/2025		6,210		5,962
DVI Inc					9.13%, 08/15/2018		7,803		8,622
0.00%, 02/01/2004(a),(b),(c)		8,575	600		WMG Acquisition Corp
0.00%, 02/01/2004(a),(b),(c)		6,850	480		6.00%, 01/15/2021(d)		6,557		6,852
Icahn Enterprises LP / Icahn Enterprises					11.50%, 10/01/2018		27,245		31,536
Finance Corp					WMG Holdings Corp
8.00%, 01/15/2018		20,355	21,500		13.75%, 10/01/2019		10,710		12,691
International Lease Finance Corp									$125,095
2.22%, 06/15/2016(e)		12,065	11,944
6.25%, 05/15/2019		12,540	13,230		Food- 0.88%
8.62%, 09/15/2015(e)		9,690	10,732		Ingles Markets Inc
					5.75%, 06/15/2023(d)		15,425		15,386
MPH Intermediate Holding Co 2
8.38%, PIK 9.13%, 08/01/2018(d),(g)		19,515	19,930		Pinnacle Foods Finance LLC / Pinnacle Foods
SquareTwo Financial Corp					Finance Corp
					4.88%, 05/01/2021(d)		6,165		5,780
11.63%, 04/01/2017		20,215	20,821		Sun Merger Sub Inc
			$169,960		5.25%, 08/01/2018 (d)		5,260		5,273
Electric - 2.34%					5.88%, 08/01/2021(d)		8,105		8,125
Dynegy Inc									$34,564
5.88%, 06/01/2023(d)		12,455	11,832
Elwood Energy LLC					Forest Products & Paper - 1.38%
8.16%, 07/05/2026		7,995	8,455		Resolute Forest Products Inc
					5.88%, 05/15/2023(d)		12,175		10,957
Energy Future Intermediate Holding Co LLC /					Sappi Papier Holding GmbH
EFIH Finance Inc					7.50%, 06/15/2032 (d)		17,625		13,924
12.25%, 03/01/2022(d),(e)		16,867	18,765
					7.75%, 07/15/2017(d)		5,000		5,250
Indiantown Cogeneration LP					8.38%, 06/15/2019(d)		13,775		14,567
9.77%, 12/15/2020		5,185	5,533
Mirant Mid Atlantic Pass Through Trust C					Verso Paper Holdings LLC / Verso Paper Inc
10.06%, 12/30/2028		31,010	33,435		11.75%, 01/15/2019		9,340		9,620
NRG Energy Inc									$54,318
8.25%, 09/01/2020		12,375	13,736		Healthcare - Products - 0.99%
			$91,756		Kinetic Concepts Inc / KCI USA Inc
Electrical Components & Equipment - 0.51%					10.50%, 11/01/2018		7,940		8,734
NorCell 1B AB					Universal Hospital Services Inc
12.40%, 12/01/2019(d),(e)	EUR	10,654	14,493		7.63%, 08/15/2020		28,360		29,991
									$38,725

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Healthcare - Services - 3.73%					Iron & Steel - 1.85%
Centene Corp					AK Steel Corp
5.75%, 06/01/2017		$14,793	$15,625		8.38%, 04/01/2022		$18,725		$15,916
Envision Healthcare Holdings Inc					ArcelorMittal
9.25%, PIK 10.00%, 10/01/2017(d),(g)		18,430	18,822		7.50%, 10/15/2039		45,095		42,502
Fresenius Medical Care US Finance II Inc					Bluescope Steel Ltd / Bluescope Steel
5.88%, 01/31/2022(d)		7,825	8,255		Finance
Fresenius Medical Care US Finance Inc					7.13%, 05/01/2018(d)		7,370		7,591
6.50%, 09/15/2018(d)		4,895	5,397		Commercial Metals Co
HCA Holdings Inc					4.88%, 05/15/2023		7,160		6,659
6.25%, 02/15/2021		2,480	2,573						$72,668
HCA Inc
4.75%, 05/01/2023		16,330	15,758		Lodging - 1.05%
7.25%, 09/15/2020		16,885	18,468		Caesars Entertainment Operating Co Inc
7.50%, 11/06/2033		6,000	6,060		11.25%, 06/01/2017		7,980		8,294
8.50%, 04/15/2019		16,910	18,305		MGM Resorts International
MultiPlan Inc					6.63%, 12/15/2021		6,290		6,636
9.88%, 09/01/2018(d)		13,690	15,162		8.63%, 02/01/2019		4,115		4,768
Radnet Management Inc					10.00%, 11/01/2016		18,060		21,582
10.38%, 04/01/2018		20,859	22,189						$41,280
			$146,614		Media- 5.54%
Holding Companies - Diversified - 0.20%					Cablevision Systems Corp
Alphabet Holding Co Inc					8.00%, 04/15/2020		13,880		15,684
7.75%, 11/01/2017		7,445	7,687		CSC Holdings LLC
					6.75%, 11/15/2021		4,685		5,130
					Cumulus Media Holdings Inc
Home Builders - 2.60%					7.75%, 05/01/2019		10,067		10,243
Ashton Woods USA LLC / Ashton Woods					DISH DBS Corp
Finance Co					5.88%, 07/15/2022		34,170		34,085
6.88%, 02/15/2021(d)		7,955	8,094		6.75%, 06/01/2021		39,050		41,393
Beazer Homes USA Inc					7.88%, 09/01/2019		28,160		32,032
7.25%, 02/01/2023(d)		4,185	4,311		Network Communications Inc
Brookfield Residential Properties Inc /					8.60%, PIK 8.60%, 01/14/2020(c),(d),(g)		2,927		16
Brookfield Residential US Corp					Polish Television Holding BV
6.13%, 07/01/2022(d)		15,845	16,201		11.25%, 05/15/2017(d),(e)	EUR	3,745		5,169
Lennar Corp					Unitymedia Hessen GmbH & Co KG /
4.13%, 12/01/2018(d)		14,125	13,631		Unitymedia NRW GmbH
4.75%, 11/15/2022(d)		29,605	28,421		5.50%, 01/15/2023(d)		$10,100		9,822
MDC Holdings Inc					Univision Communications Inc
6.00%, 01/15/2043		21,965	19,766		6.75%, 09/15/2022(d)		5,000		5,375
Woodside Homes Co LLC / Woodside Homes					6.88%, 05/15/2019(d)		6,735		7,190
Finance Inc					8.50%, 05/15/2021(d)		14,896		16,386
6.75%, 12/15/2021(d),(f)		11,620	11,736		WideOpenWest Finance LLC /
			$102,160		WideOpenWest Capital Corp
Home Furnishings - 0.05%					13.38%, 10/15/2019		30,475		35,122
Magnolia BC SA									$217,647
9.00%, 08/01/2020(d)	EUR	1,500	2,028		Mining - 1.63%
					FMG Resources August 2006 Pty Ltd
					6.88%, 02/01/2018(d)		13,350		13,617
Insurance - 1.45%					8.25%, 11/01/2019(d)		14,720		15,530
CNO Financial Group Inc
6.38%, 10/01/2020(d)		$5,770	6,138		FQM Akubra Inc
					7.50%, 06/01/2021(d)		10,630		10,630
Fidelity & Guaranty Life Holdings Inc
6.38%, 04/01/2021(d)		8,155	8,277		Midwest Vanadium Pty Ltd
					11.50%, 02/15/2018(d)		12,060		8,864
ING US Inc
5.65%, 05/15/2053(d),(e)		10,130	9,522		St Barbara Ltd
					8.88%, 04/15/2018(d)		15,120		13,835
Liberty Mutual Group Inc
7.00%, 03/15/2037(d),(e)		19,172	19,795		Taseko Mines Ltd
XL Group PLC					7.75%, 04/15/2019		1,630		1,646
6.50%, 12/31/2049(e)		13,292	13,060						$64,122
			$56,792		Oil & Gas - 10.27%
Internet - 1.28%					Antero Resources Finance Corp
Cerved Technologies SpA					6.00%, 12/01/2020		20,580		20,683
8.00%, 01/15/2021(d)	EUR	850	1,128		Carrizo Oil & Gas Inc
Equinix Inc					7.50%, 09/15/2020		11,280		11,788
4.88%, 04/01/2020		$4,860	4,811		8.63%, 10/15/2018		17,745		19,386
5.38%, 04/01/2023		15,430	15,314		Chaparral Energy Inc
Zayo Group LLC / Zayo Capital Inc					7.63%, 11/15/2022		12,905		13,195
10.13%, 07/01/2020		25,370	28,985		9.88%, 10/01/2020		6,750		7,526
			$50,238

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Oil & Gas (continued)				Pipelines - 0.98%
Chesapeake Energy Corp				Inergy Midstream LP / NRGM Finance Corp
5.75%, 03/15/2023	$13,230	$13,329		6.00%, 12/15/2020(d)		$3,315		$3,332
6.13%, 02/15/2021	11,170	11,840		MarkWest Energy Partners LP / MarkWest
Concho Resources Inc				Energy Finance Corp
7.00%, 01/15/2021	10,270	11,297		6.25%, 06/15/2022		8,036		8,599
Continental Resources Inc/OK				6.50%, 08/15/2021		9,434		10,094
4.50%, 04/15/2023	36,895	35,880		Sabine Pass Liquefaction LLC
5.00%, 09/15/2022	34,345	34,517		5.63%, 02/01/2021(d)		10,410		10,267
EP Energy LLC / EP Energy Finance Inc				Tesoro Logistics LP / Tesoro Logistics
9.38%, 05/01/2020	18,325	20,799		Finance Corp
EP Energy LLC / Everest Acquisition Finance				6.13%, 10/15/2021(d),(f)		6,115		6,153
Inc								$38,445
6.88%, 05/01/2019	6,615	7,078
7.75%, 09/01/2022	4,110	4,521		Real Estate - 0.70%
EPE Holdings LLC / EP Energy Bond Co Inc				Crescent Resources LLC / Crescent Ventures
8.13%, PIK 8.88%, 12/15/2017(d),(g)	4,980	5,104		Inc
				10.25%, 08/15/2017(d)		16,155		17,447
Halcon Resources Corp				Mattamy Group Corp
8.88%, 05/15/2021	16,625	16,791		6.50%, 11/15/2020 (d)		10,300		10,197
Kodiak Oil & Gas Corp
5.50%, 01/15/2021(d)	16,200	16,322						$27,644
5.50%, 02/01/2022(d)	5,315	5,302		REITS- 0.82%
8.13%, 12/01/2019	12,060	13,236		iStar Financial Inc
Linn Energy LLC / Linn Energy Finance				3.88%, 07/01/2016		1,630		1,614
Corp				4.88%, 07/01/2018		8,230		8,024
6.25%, 11/01/2019(d)	9,585	9,010		7.13%, 02/15/2018		12,385		13,252
Oasis Petroleum Inc				9.00%, 06/01/2017		8,295		9,373
6.50%, 11/01/2021	3,655	3,874						$32,263
6.88%, 01/15/2023	11,425	12,082
Offshore Group Investment Ltd				Retail - 3.24%
7.13%, 04/01/2023(d)	2,505	2,511		Claire's Stores Inc
7.50%, 11/01/2019	8,000	8,400		6.13%, 03/15/2020(d)		8,170		8,292
Pacific Drilling SA				7.75%, 06/01/2020(d)		4,240		4,272
5.38%, 06/01/2020(d)	7,706	7,552		8.88%, 03/15/2019		7,555		8,121
PDC Energy Inc				9.00%, 03/15/2019(d)		12,410		13,977
7.75%, 10/15/2022(d)	24,945	26,442		Gymboree Corp/The
Plains Exploration & Production Co				9.13%, 12/01/2018		1,545		1,499
6.50%, 11/15/2020	12,665	13,631		Landry's Holdings II Inc
6.88%, 02/15/2023	12,760	13,744		10.25%, 01/01/2018(d)		18,155		19,199
RKI Exploration & Production LLC / RKI				Landry's Inc
Finance Corp				9.38%, 05/01/2020(d)		13,365		14,467
8.50%, 08/01/2021(d)	9,540	9,683		Michaels FinCo Holdings LLC / Michaels
Seadrill Ltd				FinCo Inc
5.63%, 09/15/2017(d)	27,540	27,678		7.50%, PIK 8.25%, 08/01/2018(d),(g)		12,675		12,802
		$403,201		New Academy Finance Co LLC / New
				Academy Finance Corp
Oil & Gas Services - 0.61%				8.00%, PIK 8.75%, 06/15/2018(d),(g)		21,990		22,650
Hornbeck Offshore Services Inc				Petco Holdings Inc
5.00%, 03/01/2021(d)	9,820	9,427		8.50%, PIK 9.25%, 10/15/2017(d),(g)		9,525		9,763
Key Energy Services Inc				Suburban Propane Partners LP/Suburban
6.75%, 03/01/2021	14,891	14,593		Energy Finance Corp
		$24,020		7.38%, 03/15/2020		11,525		12,332
Packaging & Containers - 1.18%								$127,374
ARD Finance SA				Savings & Loans - 0.00%
11.13%, PIK 11.13%, 06/01/2018(d),(g)	2,867	3,096		Washington Mutual Bank / Henderson NV
Ardagh Packaging Finance PLC / Ardagh MP				0.00%, 06/15/2011(a),(c)		3,500		—
Holdings USA Inc				0.00%, 01/15/2013(a),(c)		3,000		—
7.00%, 11/15/2020(d)	5,885	5,797		0.00%, 01/15/2015(a),(c),(e)		2,000		—
Crown Cork & Seal Co Inc								$—
7.38%, 12/15/2026	16,654	18,486
Exopack Holding Corp				Semiconductors - 0.51%
10.00%, 06/01/2018	18,220	19,040		Jazz Technologies Inc
		$46,419		8.00%, 06/30/2015(d)		1		—
				8.00%, 06/30/2015		21,517		20,011
Pharmaceuticals - 0.63%								$20,011
Sky Growth Acquisition Corp
7.38%, 10/15/2020(d)	7,460	7,759		Telecommunications - 10.28%
VPII Escrow Corp				Altice Finco SA
7.50%, 07/15/2021(d)	15,865	17,015		9.00%, 06/15/2023(d)	EUR	1,750		2,351
		$24,774		9.88%, 12/15/2020(d)		$9,055		9,915

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Telecommunications (continued)					Transportation (continued)
Clearwire Communications LLC/Clearwire					Swift Services Holdings Inc
Finance Inc					10.00%, 11/15/2018		$11,155	$12,466
12.00%, 12/01/2015(d)		$20,470	$21,698					$57,190
Digicel Group Ltd					TOTAL BONDS			$3,180,009
8.25%, 09/30/2020(d)		5,485	5,896			Principal
10.50%, 04/15/2018(d)		12,250	13,291		CONVERTIBLE BONDS - 0.09%	Amount (000's)		Value(000	's)
Digicel Ltd
6.00%, 04/15/2021(d)		14,950	14,651		Food Service - 0.09%
8.25%, 09/01/2017(d)		4,200	4,379		FU JI Food and Catering Services Holdings
Eileme 1 AB					Ltd
14.25%, PIK 14.25%, 08/15/2020(d),(g)		2,892	3,153		0.00%, 11/09/2009(a),(c)	HKD	46,500	480
Eileme 2 AB					0.00%, 10/18/2010(a),(b),(c)	CNY	245,000	3,198
11.63%, 01/31/2020(d)		13,650	15,971					$3,678
GNET Escrow Corp					TOTAL CONVERTIBLE BONDS			$3,678
12.13%, 07/01/2018(d)		4,005	4,242		SENIOR FLOATING RATE INTERESTS -	Principal
Goodman Networks Inc					7.84%	Amount (000's)		Value(000	's)
13.12%, 07/01/2018(d),(e)		10,253	10,920
Intelsat Jackson Holdings SA					Aerospace & Defense - 0.13%
5.50%, 08/01/2023 (d)		27,970	26,851		Sequa Corp, Term Loan B
					5.25%, 05/29/2017(e)		$4,975	$5,037
7.25%, 10/15/2020		24,500	26,521
Intelsat Luxembourg SA
6.75%, 06/01/2018(d)		5,000	5,225		Automobile Manufacturers - 0.11%
7.75%, 06/01/2021(d)		14,565	15,330		Chrysler Group LLC, Term Loan B
8.13%, 06/01/2023(d)		12,950	13,921		4.25%, 05/24/2017(e)		4,143	4,205
Level 3 Communications Inc
11.88%, 02/01/2019		11,823	13,625		Automobile Parts & Equipment - 0.21%
Level 3 Financing Inc					Schaeffler AG, Term Loan C
8.13%, 07/01/2019		12,535	13,601		4.25%, 01/20/2017(e)		8,045	8,125
10.00%, 02/01/2018		11,280	12,182
Matterhorn Financing & CY SCA
9.00%, 10/15/2019(d)	EUR	6,500	8,474		Chemicals - 0.55%
MetroPCS Wireless Inc					AIlnex Luxembourg & CY SCA, Term Loan
6.25%, 04/01/2021(d)		$17,095	17,437		8.25%, 03/12/2020(e)		8,045	8,186
Mobile Challenger Intermediate Group SA					Ineos US Finance LLC, Term Loan B
8.75%, PIK 9.50%, 03/15/2019(d),(g)	EUR	4,300	5,663		4.00%, 05/04/2018(e)		10,290	10,265
NII Capital Corp					Taminco Global Chemical Corp, Term Loan
7.63%, 04/01/2021		$21,115	16,945		B
NII International Telecom SCA					4.25%, 02/15/2019(e)		3,029	3,052
7.88%, 08/15/2019(d)		4,155	3,989					$21,503
11.38%, 08/15/2019(d)		4,500	4,939
Softbank Corp					Commercial Services - 0.13%
4.50%, 04/15/2020(d)		20,700	20,027		ISS A/S, Term Loan B
					0.00%, 04/18/2018(e),(h)		5,000	4,994
Sprint Capital Corp
6.88%, 11/15/2028		7,235	6,656
Sprint Communications Inc					Diversified Financial Services - 0.05%
6.00%, 11/15/2022		16,545	15,925		Faenza Acquisition GmbH, Term Loan B
7.00%, 08/15/2020		26,235	27,645		0.00%, 07/30/2020(e),(h)		2,000	2,010
9.00%, 11/15/2018(d)		12,425	14,724
UPCB Finance VI Ltd
6.88%, 01/15/2022(d)		3,750	3,975		Electric - 0.70%
Wind Acquisition Finance SA					Dynegy Inc, Term Loan B2
					4.00%, 04/16/2020(e)		1,756	1,763
6.50%, 04/30/2020(d)		300	306
7.25%, 02/15/2018(d)		9,450	9,686		Texas Competitive Electric Holdings Co LLC,
11.75%, 07/15/2017(d)		1,902	2,007		Term Loan NONEXT
					3.72%, 10/10/2014(e)		36,433	25,849
Wind Acquisition Holdings Finance SA
12.25%, PIK 12.25%, 07/15/2017(d),(g)		11,340	11,680					$27,612
			$403,801		Entertainment - 1.09%
					CCM Merger Inc, Term Loan
Transportation - 1.46%					5.00%, 02/01/2017(e)		19,188	19,331
CHC Helicopter SA					Peninsula Gaming LLC, Term Loan B
9.38%, 06/01/2021		2,995	2,972		4.25%, 11/30/2017 (e)		12,169	12,207
Navios Maritime Acquisition Corp / Navios					WMG Acquisition Corp, Term Loan B
Acquisition Finance US Inc					3.75%, 07/07/2020 (e)		11,282	11,297
8.63%, 11/01/2017		27,571	28,674
Navios South American Logistics Inc / Navios								$42,835
Logistics Finance US Inc					Environmental Control - 0.12%
9.25%, 04/15/2019(d)		4,985	5,371		ADS Waste Holdings Inc, Term Loan B
PHI Inc					4.25%, 10/05/2019(e)		4,577	4,608
8.63%, 10/15/2018		7,375	7,707

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's) Value (000's)
Forest Products & Paper - 0.33%			Pipelines - 0.11%
Caraustar Industries Inc, Term Loan B			NGPL PipeCo LLC, Term Loan B
7.50%, 04/26/2019(e)	$8,120	$8,262	6.75%, 05/04/2017(e)	$4,526	$4,334
Exopack LLC, Term Loan B
5.00%, 05/31/2017(e)	4,915	4,912
			REITS - 0.08%
		$13,174	iStar Financial Inc, Term Loan
Healthcare - Products - 0.31%			5.22%, 03/19/2016(e)	5	5
BSN medical GmbH & Co KG, Term Loan			iStar Financial Inc, Term Loan A2
B1			7.00%, 06/30/2014(e)	2,890	3,002
5.00%, 08/28/2019(e)	4,150	4,160			$3,007
Kinetic Concepts Inc, Term Loan D1
4.50%, 05/04/2018(e)	7,904	7,957	Retail - 0.31%
			JC Penney Corp Inc, Term Loan
		$12,117	6.00%, 05/21/2018(e)	12,095	12,158
Insurance - 0.90%
Asurion LLC, Term Loan B2			Telecommunications - 0.07%
0.00%, 06/19/2020(e),(h)	10,235	10,013
			Integra Telecom Holdings Inc, Term Loan
CNO Financial Group Inc, Term Loan B2			9.75%, 02/19/2020(e)	2,510	2,577
3.75%, 09/28/2018(e)	6,143	6,162
Lone Star Intermediate Super Holdings LLC,
Term Loan			Transportation - 0.09%
11.00%, 08/07/2019(e)	18,290	19,022	State Class Tankers II LLC, Term Loan B
		$35,197	6.75%, 06/19/2020(e)	3,440	3,457
Internet - 0.04%			TOTAL SENIOR FLOATING RATE INTERESTS		$307,725
Zayo Group LLC, Term Loan B				Maturity
4.50%, 07/02/2019(e)	1,746	1,759
			REPURCHASE AGREEMENTS - 9.37%	Amount (000's)	Value (000's)
			Banks - 9.37%
Lodging - 0.83%			Investment in Joint Trading Account; Credit	$72,155	$72,155
Caesars Entertainment Operating Co Inc, Term			Suisse Repurchase Agreement; 0.05%
Loan B4			dated 07/31/2013 maturing 08/01/2013
9.50%, 10/31/2016(e)	2,124	2,106
			(collateralized by US Government
Caesars Entertainment Operating Co Inc, Term			Securities; $73,597,535; 0.00% - 11.25%;
Loan B6			dated 02/15/15 - 08/15/40)
5.44%, 01/28/2018(e)	34,508	30,556
			Investment in Joint Trading Account; Deutsche	145,913	145,912
		$32,662	Bank Repurchase Agreement; 0.09% dated
Media- 0.83%			07/31/2013 maturing 08/01/2013
Cumulus Media Holdings Inc, Term Loan			(collateralized by US Government
7.50%, 01/14/2019(e)	3,099	3,175	Securities; $148,830,570; 0.00% - 1.38%;
Univision Communications Inc, Term Loan			dated 10/28/13 - 03/09/18)
C1			Investment in Joint Trading Account; JP	84,180	84,180
4.50%, 02/28/2020(e)	8,109	8,139	Morgan Repurchase Agreement; 0.06%
Univision Communications Inc, Term Loan			dated 07/31/2013 maturing 08/01/2013
C3			(collateralized by US Government
4.00%, 03/01/2020(e)	3,302	3,292	Securities; $85,863,791; 0.00% - 9.38%;
Virgin Media Investment Holdings Ltd, Term			dated 08/03/13 - 05/15/30)
Loan B			Investment in Joint Trading Account; Merrill	65,815	65,815
3.50%, 02/15/2020(e)	8,195	8,186	Lynch Repurchase Agreement; 0.05%
WideOpenWest Finance LLC, Term Loan B			dated 07/31/2013 maturing 08/01/2013
4.75%, 03/27/2019(e)	9,947	10,024	(collateralized by US Government
		$32,816	Securities; $67,131,583; 0.25% - 3.13%;
			dated 07/31/15 - 02/15/43)
Mining - 0.12%					$368,062
FMG Resources August 2006 Pty Ltd, Term			TOTAL REPURCHASE AGREEMENTS		$368,062
Loan B			Total Investments		$3,898,107
5.25%, 10/12/2017(e)	4,704	4,738
			Other Assets in Excess of Liabilities, Net - 0.73%		$28,740
			TOTAL NET ASSETS - 100.00%		$3,926,847
Oil & Gas - 0.47%
Chesapeake Energy Corp, Term Loan B
5.75%, 12/02/2017(e)	17,000	17,411	(a) Non-Income Producing Security
EP Energy LLC, Term Loan B3			(b) Security is Illiquid
3.50%, 05/24/2018(e)	1,095	1,095	(c)	Fair value of these investments is determined in good faith by the
		$18,506	Manager under procedures established and periodically reviewed by the
			Board of Directors. At the end of the period, the fair value of these
Pharmaceuticals - 0.26%			securities totaled $28,271 or 0.72% of net assets.
Par Pharmaceutical Cos Inc, Term Loan B
4.25%, 09/28/2019(e)	10,243	10,294

See accompanying notes

Schedule of Investments High Yield Fund July 31, 2013 (unaudited)

(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,408,145 or 35.86% of net assets.
(e)	Variable Rate. Rate shown is in effect at July 31, 2013.
(f) Security purchased on a when-issued basis.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(h)	This Senior Floating Rate Note will settle after July 31, 2013, at which time the interest rate will be determined.

Portfolio Summary (unaudited)
Sector		Percent
Financial	21.94%
Communications	18.04%
Consumer, Cyclical	16.56%
Energy	12.44%
Consumer, Non-cyclical	10.19%
Basic Materials		7.89%
Industrial		5.22%
Technology		3.75%
Utilities		3.04%
Diversified		0.20%
Other Assets in Excess of Liabilities, Net		0.73%
TOTAL NET ASSETS	100.00%

Exchange Cleared Credit Default Swaps

Sell Protection
Reference Entity	Implied Credit Spread as of July 31, 2013 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)	Fair Value (b)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.20	N/A	5.00%	06/20/2018	$75,000	$4,170	$(180)
CDX.NA.HY.20	N/A	5.00%	06/20/2018	100,000	5,559	(456)
Total					$9,729	$(636)

Amounts in thousands

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2013 (unaudited)

COMMON STOCKS - 0.36%	Shares Held	Value(000	's)		Principal
Agriculture - 0.00%				BONDS- 89.09%	Amount (000's)	Value	(000	's)
Eurofresh Inc (a),(b)	43,973	$—		Advertising - 0.27%
				inVentiv Health Inc
				9.00%, 01/15/2018(d)	$570		$590
Automobile Manufacturers - 0.08%				11.00%, 08/15/2018(d),(e)	835		693
General Motors Co (a)	35,656	1,279
				10.75%, 08/15/2018(d),(e)	1,226		1,018
				Sitel LLC / Sitel Finance Corp
Building Materials - 0.02%				11.50%, 04/01/2018	1,495		1,211
US Concrete Inc (a)	21,880	376		11.00%, 08/01/2017(d)	545		580
							$4,092
Chemicals - 0.00%				Aerospace & Defense - 0.29%
LyondellBasell Industries NV	171	12		B/E Aerospace Inc
				5.25%, 04/01/2022	1,072		1,106
Diversified Financial Services - 0.04%				Esterline Technologies Corp
Capmark Financial Group Inc (b)	10,610,000	57		7.00%, 08/01/2020	750		810
Capmark Financial Group Inc	60,247	377		GenCorp Inc
Somerset Cayuga Holding Co Inc (a),(b)	6,862	110		7.13%, 03/15/2021(d)	316		333
		$544		TransDigm Inc
				7.75%, 12/15/2018	1,000		1,066
Electric - 0.10%				Triumph Group Inc
AES Eastern Energy LP (a),(b),(c)	2,000,000	—		8.00%, 11/15/2017	532		556
Dynegy Inc (a)	74,998	1,563		8.63%, 07/15/2018	460		500
		$1,563					$4,371
Forest Products & Paper - 0.09%				Agriculture - 0.04%
NewPage Group Inc (a),(b),(c)	14,800	1,290		Alliance One International Inc
				9.88%, 07/15/2021(b),(d),(f)	375		368
Metal Fabrication & Hardware - 0.02%				10.00%, 07/15/2016	212		222
Wolverine Tube Inc (a),(b),(c)	8,336	247		Eurofresh Inc
				15.00%, PIK 15.00%, 11/18/2016(b),(c),(g)	235		—
							$590
Packaging & Containers - 0.00%
Constar International (a),(b),(c)	9,689	—		Airlines - 1.04%
				American Airlines 2013-2 Class A Pass
				Through Trust
Retail - 0.01%				4.95%, 01/15/2023(d)	1,560		1,568
Neebo Inc (a),(b),(c)	20,064	120		Continental Airlines 2003-ERJ1 Pass Through
Neebo Inc - Warrants (a),(b),(c)	7,519	—		Trust
Neebo Inc - Warrants (a),(b),(c)	3,508	—		7.88%, 01/02/2020(c)	1,805		1,910
Real Mex Restaurants Inc (a),(b),(c)	400,000	—		Continental Airlines 2004-ERJ1 Pass Through
		$120		Trust
Transportation - 0.00%				9.56%, 09/01/2019	392		430
General Maritime Corp (a),(b),(c)	974	15		Continental Airlines 2005-ERJ1 Pass Through
General Maritime Corp - Warrants (a),(b),(c)	1,507	—		Trust
				9.80%, 04/01/2021	2,767		3,121
		$15		Continental Airlines 2006-ERJ1 Pass Through
TOTAL COMMON STOCKS		$5,446		Trust
CONVERTIBLE PREFERRED STOCKS -				9.32%, 11/01/2019(b),(d)	235		256
0.13%	Shares Held	Value(000	's)	Delta Air Lines 2007-1 Class B Pass Through
Automobile Manufacturers - 0.13%				Trust
General Motors Co	38,850	1,940		8.02%, 08/10/2022	522		569
				Delta Air Lines 2007-1 Class C Pass Through
TOTAL CONVERTIBLE PREFERRED STOCKS		$1,940		Trust
PREFERRED STOCKS - 0.68%	Shares Held	Value(000	's)	8.95%, 08/10/2014	143		149
				Delta Air Lines 2012-1 Class B Pass Through
Agriculture - 0.00%				Trust
Eurofresh Inc (a),(b)	75	—		6.88%, 05/07/2019(b),(d)	1,037		1,102
				Northwest Airlines 2007-1 Class A Pass
Banks- 0.42%				Through Trust
Ally Financial Inc (d)	3,116	3,086		7.03%, 11/01/2019	1,911		2,108
COBANK ACB 11.00%; Series D	60,000	3,216		UAL 2007-1 Pass Through Trust
		$6,302		6.64%, 01/02/2024	895		933
				UAL 2009-2A Pass Through Trust
Insurance - 0.26%				9.75%, 01/15/2017	750		862
Hartford Financial Services Group Inc	19,400	571		UAL 2009-2B Pass Through Trust
XLIT Ltd	3,935	3,390		12.00%, 07/15/2017(d)	415		453
		$3,961		United Airlines Inc
				6.75%, 09/15/2015(d)	1,060		1,094
Packaging & Containers - 0.00%				US Airways 2013-1 Class A Pass Through
Constar International (a),(b),(c)	977	—
				Trust
				3.95%, 11/15/2025(b)	280		267
TOTAL PREFERRED STOCKS		$10,263

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Airlines (continued)				Banks (continued)
US Airways 2013-1 Class B Pass Through				Provident Funding Associates LP / PFG
Trust				Finance Corp
5.38%, 11/15/2021(b)	$855	$834		6.75%, 06/15/2021(d)	$695		$704
		$15,656		Royal Bank of Scotland Group PLC
				6.10%, 06/10/2023	980		940
Apparel - 0.02%				6.13%, 12/15/2022	2,291		2,214
Quiksilver Inc / QS Wholesale inc				Royal Bank of Scotland PLC/The
7.88%, 08/01/2018(d)	280	293		9.50%, 03/16/2022(e)	1,465		1,621
				Wachovia Capital Trust III
Automobile Manufacturers - 0.66%				5.57%, 03/29/2049(e)	2,204		2,154
Chrysler Group LLC / CG Co-Issuer Inc				Wells Fargo & Co
8.25%, 06/15/2021	2,997	3,334		7.98%, 03/29/2049(e)	1,500		1,684
Ford Motor Co							$69,047
8.90%, 01/15/2032	325	426
9.22%, 09/15/2021	500	634		Beverages - 0.09%
				Constellation Brands Inc
9.98%, 02/15/2047	1,560	2,175		3.75%, 05/01/2021	229		214
General Motors Co
0.00%, 11/15/2015(a),(b),(c)	100	—		4.25%, 05/01/2023	461		434
0.00%, 11/15/2015(a),(b),(c)	75	—		6.00%, 05/01/2022	295		319
0.00%, 12/01/2020(a),(b),(c)	25	—		7.25%, 05/15/2017	275		314
0.00%, 12/01/2020(a),(b),(c)	50	—					$1,281
0.00%, 07/15/2023(a),(b),(c)	1,000	—		Building Materials - 2.05%
0.00%, 09/01/2025(a),(b),(c)	700	—		Associated Materials LLC / AMH New
0.00%, 05/01/2028(a),(b),(c)	150	—		Finance Inc
0.00%, 07/15/2033(a),(b),(c)	5,050	—		9.13%, 11/01/2017	385		415
0.00%, 03/15/2036(a),(b),(c)	725	—		9.13%, 11/01/2017(d)	535		577
Jaguar Land Rover Automotive PLC				Building Materials Corp of America
5.63%, 02/01/2023(d)	300	294		6.75%, 05/01/2021(d)	2,000		2,140
Navistar International Corp				Cemex Espana Luxembourg
8.25%, 11/01/2021	3,080	3,149		9.25%, 05/12/2020(d)	1,900		2,076
		$10,012		9.88%, 04/30/2019(d)	3,725		4,144
				Cemex Finance LLC
Automobile Parts & Equipment - 0.50%				9.38%, 10/12/2022(d)	1,425		1,596
Goodyear Tire & Rubber Co/The				9.50%, 12/14/2016(d)	575		612
6.50%, 03/01/2021	3,050	3,191		Cemex SAB de CV
7.00%, 05/15/2022	2,095	2,226		5.28%, 09/30/2015 (d),(e)	1,000		1,031
Schaeffler Finance BV				9.00%, 01/11/2018(d)	650		707
4.75%, 05/15/2021(d)	475	461
Schaeffler Holding Finance BV				Griffon Corp
6.88%, PIK 7.63%, 08/15/2018(d),(g)	620	632		7.13%, 04/01/2018	335		353
Titan International Inc				Lafarge SA
7.88%, 10/01/2017 (d)	1,027	1,091		7.13%, 07/15/2036	550		575
				Louisiana-Pacific Corp
		$7,601		7.50%, 06/01/2020	300		330
Banks- 4.58%				Masco Corp
Ally Financial Inc				5.95%, 03/15/2022	370		396
5.50%, 02/15/2017	4,403	4,655		6.13%, 10/03/2016	925		1,031
6.25%, 12/01/2017	3,687	3,994		7.13%, 03/15/2020	48		54
6.75%, 12/01/2014	2,685	2,839		Masonite International Corp
8.00%, 03/15/2020	7,725	9,096		8.25%, 04/15/2021(d)	1,393		1,518
8.00%, 11/01/2031	5,291	6,402		Nortek Inc
AmSouth Bancorp				8.50%, 04/15/2021	639		692
6.75%, 11/01/2025	560	602		Roofing Supply Group LLC / Roofing Supply
Bank of America Corp				Finance Inc
8.00%, 12/29/2049(e)	3,408	3,774		10.00%, 06/01/2020(d)	555		611
8.13%, 12/29/2049(e)	3,195	3,546		USG Corp
Barclays Bank PLC				8.38%, 10/15/2018(d)	1,625		1,775
7.63%, 11/21/2022	1,330	1,323		9.75%, 01/15/2018(e)	5,700		6,591
10.18%, 06/12/2021(d)	265	340		Vulcan Materials Co
CIT Group Inc				7.50%, 06/15/2021	3,290		3,726
4.25%, 08/15/2017	8,000	8,180					$30,950
5.00%, 05/15/2017	2,142	2,260
5.00%, 08/15/2022	2,098	2,080		Chemicals - 2.68%
				Ashland Inc
5.38%, 05/15/2020	1,967	2,056		3.00%, 03/15/2016(d)	688		697
5.50%, 02/15/2019(d)	3,045	3,193
				3.88%, 04/15/2018(d)	846		852
6.63%, 04/01/2018(d)	3,360	3,713
				4.75%, 08/15/2022(d)	1,487		1,468
Citigroup Inc				Basell Finance Co BV
5.95%, 12/29/2049	1,729	1,677		8.10%, 03/15/2027 (d)	825		1,064
				Celanese US Holdings LLC
				4.63%, 11/15/2022	905		876

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Chemicals (continued)				Commercial Services (continued)
Chemtura Corp				Catalent Pharma Solutions Inc
5.75%, 07/15/2021	$1,150	$1,144		7.88%, 10/15/2018(d)	$734	$736
Huntsman International LLC				Cenveo Corp
4.88%, 11/15/2020	1,615	1,599		8.88%, 02/01/2018	1,500	1,466
8.63%, 03/15/2020	860	963		Ceridian Corp
8.63%, 03/15/2021	2,210	2,492		8.88%, 07/15/2019(d)	1,859	2,105
INEOS Group Holdings SA				12.25%, 11/15/2015	1,059	1,080
6.13%, 08/15/2018(d)	956	932		11.25%, 11/15/2015(e)	2,495	2,539
LyondellBasell Industries NV				Deluxe Corp
5.00%, 04/15/2019	800	886		7.00%, 03/15/2019	1,760	1,883
6.00%, 11/15/2021	1,500	1,717		Envision Healthcare Corp
Momentive Performance Materials Inc				8.13%, 06/01/2019	2,440	2,648
8.88%, 10/15/2020	1,500	1,598		FTI Consulting Inc
9.00%, 01/15/2021	11,496	10,490		6.75%, 10/01/2020	750	798
NOVA Chemicals Corp				Garda World Security Corp
5.25%, 08/01/2023(d)	335	335		9.75%, 03/15/2017(d)	1,315	1,407
Olin Corp				9.75%, 03/15/2017(b),(d)	287	305
5.50%, 08/15/2022	900	920		H&E Equipment Services Inc
OMNOVA Solutions Inc				7.00%, 09/01/2022	1,219	1,304
7.88%, 11/01/2018	700	739		Harland Clarke Holdings Corp
PetroLogistics LP / PetroLogistics Finance				6.00%, 05/15/2015(e)	2,315	2,304
Corp				9.75%, 08/01/2018(d)	1,400	1,505
6.25%, 04/01/2020(d)	485	480		Hertz Corp/The
PolyOne Corp				4.25%, 04/01/2018(d)	430	428
5.25%, 03/15/2023(d)	1,114	1,092		5.88%, 10/15/2020	1,294	1,365
7.38%, 09/15/2020	1,257	1,373		6.25%, 10/15/2022	670	710
PQ Corp				6.75%, 04/15/2019	528	569
8.75%, 05/01/2018(d)	4,625	4,879		7.38%, 01/15/2021	180	198
Rain CII Carbon LLC / CII Carbon Corp				Iron Mountain Inc
8.00%, 12/01/2018(d)	830	859		5.75%, 08/15/2024	300	284
8.25%, 01/15/2021(d)	710	719		7.75%, 10/01/2019	2,404	2,662
Tronox Finance LLC				8.38%, 08/15/2021	2,925	3,170
6.38%, 08/15/2020(d)	1,375	1,317		Jaguar Holding Co I
US Coatings Acquisition Inc / Axalta Coating				9.38%, PIK 10.13%, 10/15/2017(d),(g)	810	869
Systems Dutch Holding B BV				Jaguar Holding Co II / Jaguar Merger Sub Inc
7.38%, 05/01/2021(d)	885	917		9.50%, 12/01/2019(d)	1,125	1,277
		$40,408		Knowledge Universe Education LLC
				7.75%, 02/01/2015(d)	1,865	1,790
Coal- 1.06%				Lender Processing Services Inc
Alpha Natural Resources Inc				5.75%, 04/15/2023	675	722
6.00%, 06/01/2019	1,488	1,276		RR Donnelley & Sons Co
6.25%, 06/01/2021	2,441	2,038		7.25%, 05/15/2018	7,455	8,033
9.75%, 04/15/2018	1,995	2,055		7.63%, 06/15/2020	3,245	3,480
Arch Coal Inc				7.88%, 03/15/2021	3,255	3,515
7.00%, 06/15/2019	345	282		8.25%, 03/15/2019	2,950	3,260
7.25%, 10/01/2020	1,030	834		Safway Group Holding LLC / Safway Finance
7.25%, 06/15/2021	1,410	1,139		Corp
9.88%, 06/15/2019(d)	1,375	1,272		7.00%, 05/15/2018(d)	422	424
Consol Energy Inc				Service Corp International/US
6.38%, 03/01/2021	750	759		5.38%, 01/15/2022(d)	152	153
8.25%, 04/01/2020	1,005	1,083		7.00%, 05/15/2019	850	915
Peabody Energy Corp				8.00%, 11/15/2021	100	117
6.00%, 11/15/2018	1,750	1,789		ServiceMaster Co/TN
6.25%, 11/15/2021	2,220	2,176		7.00%, 08/15/2020	2,380	2,216
Penn Virginia Resource Partners LP / Penn				8.00%, 02/15/2020	3,060	2,991
Virginia Resource Finance Corp II				Speedy Cash Intermediate Holdings Corp
6.50%, 05/15/2021(d)	169	164		10.75%, 05/15/2018(d)	655	691
Walter Energy Inc				TransUnion Holding Co Inc
8.50%, 04/15/2021(d)	1,275	1,036		8.13%, PIK 8.88%, 06/15/2018(d),(g)	427	456
		$15,903		United Rentals North America Inc
Commercial Services - 4.80%				6.13%, 06/15/2023	4,425	4,597
ACE Cash Express Inc				8.25%, 02/01/2021	1,890	2,112
11.00%, 02/01/2019(d)	1,745	1,701		8.38%, 09/15/2020	1,560	1,720
Avis Budget Car Rental LLC / Avis Budget				10.25%, 11/15/2019	130	148
Finance Inc						$72,375
4.88%, 11/15/2017(d)	812	830
5.50%, 04/01/2023(d)	357	352		Computers - 0.87%
				Seagate HDD Cayman
8.25%, 01/15/2019	25	27		4.75%, 06/01/2023(d)	608	581
9.75%, 03/15/2020	440	513		6.88%, 05/01/2020	815	884

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Computers (continued)				Diversified Financial Services (continued)
Seagate HDD Cayman (continued)				International Lease Finance Corp (continued)
7.00%, 11/01/2021	$2,615	$2,844		5.75%, 05/15/2016	$725	$764
SunGard Data Systems Inc				5.88%, 08/15/2022	1,475	1,501
6.63%, 11/01/2019	3,095	3,211		6.25%, 05/15/2019	1,430	1,509
7.38%, 11/15/2018	905	959		6.75%, 09/01/2016(d)	3,400	3,740
7.63%, 11/15/2020	4,323	4,691		8.25%, 12/15/2020	2,927	3,388
		$13,170		8.62%, 09/15/2015(e)	5,785	6,407
				8.63%, 01/15/2022	4,650	5,522
Consumer Products - 2.11%				8.75%, 03/15/2017(e)	1,405	1,612
American Achievement Corp				8.88%, 09/01/2017	3,720	4,315
10.88%, 04/15/2016(d)	123	126
				Jefferies Finance LLC / JFIN Co-Issuer Corp
Armored Autogroup Inc				7.38%, 04/01/2020(d)	411	415
9.25%, 11/01/2018(e)	375	345
				MPH Intermediate Holding Co 2
Reynolds Group Issuer Inc / Reynolds Group				8.38%, PIK 9.13%, 08/01/2018(d),(g)	3,665	3,743
Issuer LLC / Reynolds Group Issuer				Nationstar Mortgage LLC / Nationstar Capital
(Luxembourg) S.A.				Corp
5.75%, 10/15/2020	4,355	4,431		6.50%, 07/01/2021	232	231
6.88%, 02/15/2021(e)	2,295	2,441
				6.50%, 06/01/2022	460	456
7.13%, 04/15/2019	700	747		7.88%, 10/01/2020	327	351
7.88%, 08/15/2019	5,625	6,187		9.63%, 05/01/2019	386	434
8.25%, 02/15/2021	3,925	3,994		Neuberger Berman Group LLC/Neuberger
8.50%, 05/15/2018	1,450	1,508		Berman Finance Corp
9.00%, 04/15/2019	5,665	5,892		5.63%, 03/15/2020(d)	500	521
9.88%, 08/15/2019	3,520	3,802		5.88%, 03/15/2022(d)	500	517
Spectrum Brands Escrow Corp						$63,780
6.38%, 11/15/2020(d)	300	319
6.63%, 11/15/2022(d)	825	883		Electric - 3.00%
Spectrum Brands Inc				Calpine Corp
6.75%, 03/15/2020	1,025	1,104		0.00%, 07/15/2013(a),(b),(c)	1,500	—
		$31,779		7.50%, 02/15/2021(d)	3,644	3,899
				7.88%, 07/31/2020(d)	2,380	2,582
Cosmetics & Personal Care - 0.06%				7.88%, 01/15/2023(d)	1,750	1,899
Revlon Consumer Products Corp				CMS Energy Corp
5.75%, 02/15/2021(d)	825	832
				6.55%, 07/17/2017	600	692
				Dynegy Holdings Inc
Distribution & Wholesale - 0.24%				0.00%, 06/01/2015(a),(b),(c)	100	—
HD Supply Inc				0.00%, 06/01/2019(a),(b),(c)	3,158	8
7.50%, 07/15/2020(d)	1,020	1,081		0.00%, 10/15/2026(a),(b),(c)	92	—
8.13%, 04/15/2019	652	730		Dynegy Inc
10.50%, 01/15/2021	694	715		5.88%, 06/01/2023(d)	727	691
LKQ Corp				Dynegy Roseton LLC / Dynegy Danskammer
4.75%, 05/15/2023(d)	433	415		LLC Pass Through Trust Series B
VWR Funding Inc				0.00%, 11/08/2016(a),(b),(c)	2,773	49
7.25%, 09/15/2017	655	685		Edison Mission Energy
		$3,626		0.00%, 05/15/2017(a)	3,600	2,214
				Energy Future Intermediate Holding Co LLC /
Diversified Financial Services - 4.23%				EFIH Finance Inc
Aircastle Ltd				12.25%, 03/01/2022(d),(e)	556	619
6.25%, 12/01/2019	1,427	1,502		10.00%, 12/01/2020	3,609	3,907
9.75%, 08/01/2018	800	888		GenOn Energy Inc
CNG Holdings Inc/OH				7.88%, 06/15/2017	2,300	2,519
9.38%, 05/15/2020(d)	2,247	2,180		9.88%, 10/15/2020	1,660	1,867
E*TRADE Financial Corp				InterGen NV
6.00%, 11/15/2017	225	234		7.00%, 06/30/2023(d)	643	641
6.38%, 11/15/2019	510	542		IPALCO Enterprises Inc
Ford Holdings LLC				5.00%, 05/01/2018	1,170	1,217
9.38%, 03/01/2020	1,060	1,317		7.25%, 04/01/2016(d)	1,945	2,144
General Motors Financial Co Inc				NRG Energy Inc
2.75%, 05/15/2016(d)	225	224		6.63%, 03/15/2023	1,143	1,172
3.25%, 05/15/2018(d)	874	855		7.63%, 01/15/2018	4,390	4,895
4.75%, 08/15/2017(d)	3,075	3,225		7.63%, 05/15/2019	3,355	3,540
Icahn Enterprises LP / Icahn Enterprises				7.88%, 05/15/2021	6,579	7,236
Finance Corp				8.25%, 09/01/2020	3,090	3,430
8.00%, 01/15/2018	11,715	12,374				$45,221
ILFC E-Capital Trust I
4.96%, 12/21/2065(d),(e)	4,533	3,853		Electrical Components & Equipment - 0.05%
ILFC E-Capital Trust II				International Wire Group Holdings Inc
6.25%, 12/21/2065(d),(e)	1,167	1,077		8.50%, 10/15/2017(d)	728	753
International Lease Finance Corp
4.63%, 04/15/2021	87	83

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Electronics - 0.38%				Food (continued)
Flextronics International Ltd				JBS USA LLC / JBS USA Finance Inc
4.63%, 02/15/2020(d)	$2,970	$2,955		7.25%, 06/01/2021(d)	$910		$933
5.00%, 02/15/2023(d)	2,150	2,118		8.25%, 02/01/2020(d)	668		708
Rexel SA				Pilgrim's Pride Corp
5.25%, 06/15/2020(d)	708	704		7.88%, 12/15/2018	2,550		2,760
		$5,777		Smithfield Foods Inc
				7.75%, 07/01/2017	2,035		2,297
Engineering & Construction - 0.22%				Sun Merger Sub Inc
Dycom Investments Inc				5.25%, 08/01/2018(d)	170		171
7.13%, 01/15/2021	515	545		5.88%, 08/01/2021(d)	100		100
MasTec Inc				SUPERVALU Inc
4.88%, 03/15/2023	362	340		8.00%, 05/01/2016	1,646		1,817
New Enterprise Stone & Lime Co Inc				US Foods Inc
13.00%, PIK 9.00%, 03/15/2018(d),(g)	277	291
				8.50%, 06/30/2019	3,586		3,819
Tutor Perini Corp				Wells Enterprises Inc
7.63%, 11/01/2018	1,974	2,073		6.75%, 02/01/2020(d)	1,407		1,467
		$3,249					$18,414
Entertainment - 2.03%				Forest Products & Paper - 0.15%
CCM Merger Inc				Abitibi Unsecured Notes Claims
9.13%, 05/01/2019(d)	700	742		0.00%, 06/20/2013(a),(c)	780		1
Cedar Fair LP / Canada's Wonderland Co /				0.00%, 04/20/2014(a),(c)	533		—
Magnum Management Corp				0.00%, 04/01/2015(a),(c)	2,313		3
5.25%, 03/15/2021(d)	2,260	2,210		0.00%, 04/01/2028(a),(c)	320		—
9.13%, 08/01/2018	1,795	1,979		0.00%, 08/01/2030(a),(c)	85		—
Chukchansi Economic Development				Boise Paper Holdings LLC / Boise Co-Issuer
Authority				Co
0.00%, 05/30/2020(a),(c),(d)	1,835	890
Graton Economic Development Authority				8.00%, 04/01/2020	875		941
9.63%, 09/01/2019 (d)	3,535	3,968		Cascades Inc
				7.75%, 12/15/2017	395		415
Isle of Capri Casinos Inc				Clearwater Paper Corp
5.88%, 03/15/2021	442	429		4.50%, 02/01/2023	370		350
7.75%, 03/15/2019	605	633		Unifrax I LLC / Unifrax Holding Co
Mohegan Tribal Gaming Authority				7.50%, 02/15/2019(d)	500		506
11.00%, 09/15/2018(d)	4,900	4,827
10.50%, 12/15/2016(d)	1,525	1,525					$2,216
Peninsula Gaming LLC / Peninsula Gaming				Hand & Machine Tools - 0.20%
Corp				BC Mountain LLC / BC Mountain Finance
8.38%, 02/15/2018(d)	2,755	2,982		Inc
Pinnacle Entertainment Inc				7.00%, 02/01/2021(d)	1,038		1,079
7.75%, 04/01/2022	2,130	2,231		Milacron LLC / Mcron Finance Corp
PNK Finance Corp				7.75%, 02/15/2021(d)	907		925
6.38%, 08/01/2021(d),(f)	1,250	1,259		Victor Technologies Group Inc
Regal Entertainment Group				9.00%, 12/15/2017	910		983
5.75%, 06/15/2023	525	511					$2,987
5.75%, 02/01/2025	430	413
Seminole Indian Tribe of Florida				Healthcare - Products - 0.67%
7.75%, 10/01/2017(d)	1,355	1,441		Biomet Inc
Seneca Gaming Corp				6.50%, 08/01/2020	3,786		3,976
8.25%, 12/01/2018(d)	1,380	1,477		6.50%, 10/01/2020	1,000		1,026
Shingle Springs Tribal Gaming Authority				ConvaTec Healthcare E SA
9.38%, 06/15/2015(d)	784	776		10.50%, 12/15/2018(d)	1,450		1,631
Speedway Motorsports Inc				DJO Finance LLC / DJO Finance Corp
6.75%, 02/01/2019	875	923		7.75%, 04/15/2018	395		392
WMG Acquisition Corp				9.88%, 04/15/2018	845		894
6.00%, 01/15/2021(d)	1,361	1,422		Hologic Inc
		$30,638		6.25%, 08/01/2020	1,595		1,689
				Mallinckrodt International Finance SA
Environmental Control - 0.04%				3.50%, 04/15/2018(d)	136		134
Casella Waste Systems Inc				4.75%, 04/15/2023(d)	310		300
7.75%, 02/15/2019	600	582					$10,042
				Healthcare - Services - 5.11%
Food- 1.22%				Acadia Healthcare Co Inc
ARAMARK Corp				6.13%, 03/15/2021(d)	456		465
5.75%, 03/15/2020(d)	1,085	1,128		Amsurg Corp
Hawk Acquisition Sub Inc				5.63%, 11/30/2020	1,075		1,096
4.25%, 10/15/2020(d)	2,537	2,436		CHS/Community Health Systems Inc
Ingles Markets Inc				5.13%, 08/15/2018	2,805		2,861
5.75%, 06/15/2023(d)	780	778		7.13%, 07/15/2020	825		845
				8.00%, 11/15/2019	2,265		2,392

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Healthcare - Services (continued)				Home Builders (continued)
DaVita HealthCare Partners Inc				Lennar Corp
5.75%, 08/15/2022	$2,985	$3,026		4.75%, 12/15/2017	$3,310		$3,380
6.38%, 11/01/2018	650	689		4.75%, 11/15/2022(d)	3,080		2,957
6.63%, 11/01/2020	1,165	1,244		6.95%, 06/01/2018	515		567
Envision Healthcare Holdings Inc				12.25%, 06/01/2017	310		399
9.25%, PIK 10.00%, 10/01/2017(d),(g)	1,025	1,047		M/I Homes Inc
Fresenius Medical Care US Finance II Inc				8.63%, 11/15/2018	1,232		1,343
5.63%, 07/31/2019(d)	894	946		Meritage Homes Corp
5.88%, 01/31/2022(d)	1,385	1,461		7.00%, 04/01/2022	647		705
Fresenius Medical Care US Finance Inc				7.15%, 04/15/2020	216		238
5.75%, 02/15/2021(d)	905	955		Ryland Group Inc/The
6.50%, 09/15/2018(d)	3,020	3,329		5.38%, 10/01/2022	1,575		1,496
HCA Holdings Inc				Standard Pacific Corp
6.25%, 02/15/2021	1,850	1,919		8.38%, 05/15/2018	190		220
HCA Inc				8.38%, 01/15/2021	985		1,135
4.75%, 05/01/2023	1,325	1,279		10.75%, 09/15/2016	666		802
5.88%, 03/15/2022	1,875	1,983		Taylor Morrison Communities Inc / Monarch
5.88%, 05/01/2023	830	838		Communities Inc
6.38%, 01/15/2015	1,058	1,118		5.25%, 04/15/2021(d)	784		754
6.50%, 02/15/2020	2,525	2,781		7.75%, 04/15/2020(d)	227		249
7.05%, 12/01/2027	465	457		7.75%, 04/15/2020(d)	143		157
7.50%, 02/15/2022	3,005	3,388		Toll Brothers Finance Corp
7.50%, 12/15/2023	1,285	1,356		4.38%, 04/15/2023	405		385
7.69%, 06/15/2025	1,430	1,516		5.88%, 02/15/2022	477		499
7.88%, 02/15/2020	1,460	1,585					$20,390
8.00%, 10/01/2018	1,200	1,383
8.50%, 04/15/2019	428	463		Insurance - 0.97%
Health Management Associates Inc				American International Group Inc
6.13%, 04/15/2016	500	552		8.18%, 05/15/2068	3,698		4,521
7.38%, 01/15/2020	2,920	3,307		Hartford Financial Services Group Inc
				8.13%, 06/15/2068(e)	610		695
IASIS Healthcare LLC / IASIS Capital Corp				HUB International Ltd
8.38%, 05/15/2019	3,600	3,780		8.13%, 10/15/2018 (d)	602		640
MultiPlan Inc
9.88%, 09/01/2018(d)	4,700	5,205		Liberty Mutual Group Inc
				7.80%, 03/07/2087(d)	2,426		2,820
National Mentor Holdings Inc				10.75%, 06/15/2088(d),(e)	2,703		4,122
12.50%, 02/15/2018(d)	1,030	1,102
Tenet Healthcare Corp				Onex USI Acquisition Corp
4.38%, 10/01/2021(d)	1,755	1,615		7.75%, 01/15/2021(d)	1,091		1,097
4.50%, 04/01/2021(d)	2,315	2,159		Prudential Financial Inc
				5.63%, 06/15/2043(e)	788		764
4.75%, 06/01/2020	700	672
6.25%, 11/01/2018	4,558	4,877					$14,659
6.75%, 02/01/2020	1,815	1,806		Internet - 0.36%
8.00%, 08/01/2020	1,329	1,412		CyrusOne LP / CyrusOne Finance Corp
United Surgical Partners International Inc				6.38%, 11/15/2022	885		929
9.00%, 04/01/2020	5,960	6,601		eAccess Ltd
Vanguard Health Holding Co II				8.25%, 04/01/2018(d)	1,124		1,231
LLC/Vanguard Holding Co II Inc				Equinix Inc
7.75%, 02/01/2019	3,190	3,425		4.88%, 04/01/2020	293		290
		$76,935		7.00%, 07/15/2021	465		509
Holding Companies - Diversified - 0.03%				Netflix Inc
				5.38%, 02/01/2021(d)	429		433
Renaissance Acquisition Corp
6.88%, 08/15/2021(d)	467	465		Zayo Group LLC / Zayo Capital Inc
				8.13%, 01/01/2020	500		550
				10.13%, 07/01/2020	1,245		1,423
Home Builders - 1.35%							$5,365
Brookfield Residential Properties Inc
6.50%, 12/15/2020(d)	1,180	1,236		Iron & Steel - 1.65%
				AK Steel Corp
Brookfield Brookfield Residential Residential Properties US Corp Inc /				8.75%, 12/01/2018(d)	995		1,055
6.13%, 07/01/2022(d)	453	463		APERAM
DR Horton Inc				7.75%, 04/01/2018(d)	1,050		992
4.38%, 09/15/2022	1,309	1,230		ArcelorMittal
K Hovnanian Enterprises Inc				5.00%, 02/25/2017(e)	1,500		1,545
7.25%, 10/15/2020(d)	340	366		5.75%, 08/05/2020(e)	6,014		6,022
9.13%, 11/15/2020(d)	545	598		6.13%, 06/01/2018	1,390		1,460
11.88%, 10/15/2015	475	540		6.75%, 02/25/2022	3,390		3,509
KB Home				7.50%, 10/15/2039	3,035		2,860
7.50%, 09/15/2022	540	579		10.35%, 06/01/2019(e)	2,545		3,073
9.10%, 09/15/2017	80	92		Commercial Metals Co
				4.88%, 05/15/2023	650		605

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Iron & Steel (continued)				Machinery - Diversified (continued)
Commercial Metals Co (continued)				Liberty Tire Recycling LLC
6.50%, 07/15/2017	$455	$490		11.00%, 10/01/2016(d)	$298		$301
7.35%, 08/15/2018	500	550		Manitowoc Co Inc/The
Ryerson Inc / Joseph T Ryerson & Son Inc				8.50%, 11/01/2020	1,205		1,356
9.00%, 10/15/2017(d)	620	645					$7,337
Steel Dynamics Inc
5.25%, 04/15/2023(d)	550	539		Media- 6.79%
6.13%, 08/15/2019(d)	390	411		AMC Networks Inc
6.38%, 08/15/2022(d)	320	336		7.75%, 07/15/2021	1,122		1,257
7.63%, 03/15/2020	500	539		Cablevision Systems Corp
United States Steel Corp				5.88%, 09/15/2022	864		860
7.38%, 04/01/2020	284	288		8.00%, 04/15/2020	1,230		1,390
		$24,919		CCO Holdings LLC / CCO Holdings Capital
				Corp
Leisure Products & Services - 0.03%				5.13%, 02/15/2023	788		721
Sabre Inc				5.25%, 03/15/2021(d)	2,566		2,464
8.50%, 05/15/2019(d)	450	488		5.25%, 09/30/2022	275		256
				5.75%, 09/01/2023(d)	360		338
				5.75%, 01/15/2024	375		351
Lodging - 2.32%				6.50%, 04/30/2021	2,074		2,131
Ameristar Casinos Inc
7.50%, 04/15/2021	1,810	1,932		7.25%, 10/30/2017	180		191
				8.13%, 04/30/2020	3,630		3,947
Boyd Gaming Corp				Cequel Communications Holdings I LLC /
7.13%, 02/01/2016	665	663		Cequel Capital Corp
Caesars Entertainment Operating Co Inc				5.13%, 12/15/2021 (d)	3,660		3,514
8.50%, 02/15/2020	1,325	1,234		6.38%, 09/15/2020(d)	4,529		4,676
9.00%, 02/15/2020(d)	450	421
11.25%, 06/01/2017	500	520		Clear Channel Communications Inc
				5.50%, 09/15/2014	980		963
CityCenter Holdings LLC / CityCenter				9.00%, 12/15/2019	1,180		1,177
Finance Corp
7.63%, 01/15/2016	2,750	2,915		11.25%, 03/01/2021	5,709		6,094
10.75%, PIK 11.50%, 01/15/2017(g)	1,150	1,242		Clear Channel Worldwide Holdings Inc
				6.50%, 11/15/2022	1,263		1,307
Downstream Development Authority of the				6.50%, 11/15/2022	5,697		5,953
Quapaw Tribe of Oklahoma
10.50%, 07/01/2019(d)	745	767		7.63%, 03/15/2020	4,331		4,569
				7.63%, 03/15/2020	150		157
Felcor Lodging LP				CSC Holdings LLC
6.75%, 06/01/2019	525	554		6.75%, 11/15/2021	1,069		1,171
MGM Resorts International				7.63%, 07/15/2018	960		1,104
6.75%, 10/01/2020	3,200	3,404
7.63%, 01/15/2017	2,025	2,278		8.63%, 02/15/2019	185		216
				Cumulus Media Holdings Inc
7.75%, 03/15/2022	2,410	2,669		7.75%, 05/01/2019	5,380		5,474
8.63%, 02/01/2019	340	394		DISH DBS Corp
10.00%, 11/01/2016	2,730	3,262		4.25%, 04/01/2018(d)	5,432		5,337
Seminole Hard Rock Entertainment Inc /				4.63%, 07/15/2017	800		810
Seminole Hard Rock International LLC
5.88%, 05/15/2021(d)	1,505	1,498		5.00%, 03/15/2023	2,600		2,437
				5.13%, 05/01/2020(d)	3,282		3,225
Station Casinos LLC
7.50%, 03/01/2021(d)	5,105	5,335		5.88%, 07/15/2022	2,519		2,513
Studio City Finance Ltd				6.75%, 06/01/2021	7,300		7,738
8.50%, 12/01/2020 (d)	1,425	1,503		7.88%, 09/01/2019	587		668
				Gannett Co Inc
Wynn Las Vegas LLC / Wynn Las Vegas				5.13%, 07/15/2020(d)	2,461		2,455
Capital Corp
4.25%, 05/30/2023(d)	755	700		7.13%, 09/01/2018	4,780		5,103
				9.38%, 11/15/2017	855		908
7.75%, 08/15/2020	3,281	3,691		Harron Communications LP/Harron Finance
		$34,982		Corp
Machinery - Construction & Mining - 0.14%				9.13%, 04/01/2020(d)	315		348
Terex Corp				Liberty Interactive LLC
6.00%, 05/15/2021	1,105	1,133		8.25%, 02/01/2030	750		811
6.50%, 04/01/2020	950	997		McGraw-Hill Global Education Holdings LLC
		$2,130		/ McGraw-Hill Global Education Finance
				9.75%, 04/01/2021(d)	386		405
Machinery - Diversified - 0.49%				Media General Inc
Case New Holland Inc				11.75%, 02/15/2017	1,250		1,381
7.88%, 12/01/2017	3,580	4,197		Mediacom Broadband LLC / Mediacom
Cleaver-Brooks Inc				Broadband Corp
8.75%, 12/15/2019(d)	190	204		6.38%, 04/01/2023	95		96
CNH Capital LLC				Mediacom LLC / Mediacom Capital Corp
3.88%, 11/01/2015	467	480		7.25%, 02/15/2022	37		39
Columbus McKinnon Corp/NY				9.13%, 08/15/2019	805		879
7.88%, 02/01/2019	750	799

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Media (continued)				Oil & Gas - 9.35%
Quebecor Media Inc				Alta Mesa Holdings LP / Alta Mesa Finance
5.75%, 01/15/2023	$590	$577		Services Corp
Quebecor World PLC				9.63%, 10/15/2018	$842	$884
0.00%, 11/15/2013(a),(b),(c)	1,075	11		Antero Resources Finance Corp
0.00%, 01/15/2015(a),(b),(c)	480	5		6.00%, 12/01/2020	1,587	1,595
0.00%, 08/01/2027(a),(b),(c)	830	8		Bill Barrett Corp
Sinclair Television Group Inc				7.00%, 10/15/2022	1,175	1,198
5.38%, 04/01/2021	376	368		7.63%, 10/01/2019	725	768
6.13%, 10/01/2022	1,010	1,020		Bluewater Holding BV
Sirius XM Radio Inc				3.27%, 07/17/2014(e)	1,900	1,867
4.25%, 05/15/2020(d)	715	665		Calumet Specialty Products Partners
4.63%, 05/15/2023(d)	1,050	966		LP/Calumet Finance Corp
5.75%, 08/01/2021(d),(f)	800	800		9.38%, 05/01/2019	166	181
Unitymedia Hessen GmbH & Co KG /				9.63%, 08/01/2020	712	787
Unitymedia NRW GmbH				Chesapeake Energy Corp
5.50%, 01/15/2023(d)	795	773		3.25%, 03/15/2016	254	253
Univision Communications Inc				5.38%, 06/15/2021	640	638
6.75%, 09/15/2022(d)	2,550	2,741		5.75%, 03/15/2023	1,465	1,476
6.88%, 05/15/2019(d)	2,450	2,615		6.13%, 02/15/2021	1,962	2,080
7.88%, 11/01/2020(d)	2,000	2,195		6.50%, 08/15/2017	2,200	2,398
8.50%, 05/15/2021(d)	925	1,018		6.63%, 08/15/2020	2,160	2,343
XM Satellite Radio Inc				Chesapeake Oilfield Operating LLC /
7.63%, 11/01/2018(d)	2,750	3,032		Chesapeake Oilfield Finance Inc
		$102,228		6.63%, 11/15/2019	575	581
				Cimarex Energy Co
Mining - 0.88%				5.88%, 05/01/2022	2,452	2,538
Aleris International Inc				Citgo Petroleum Corp
7.88%, 11/01/2020	345	361		11.50%, 07/01/2017(d)	825	916
Coeur Mining Inc				Comstock Resources Inc
7.88%, 02/01/2021(d)	715	713
FMG Resources August 2006 Pty Ltd				7.75%, 04/01/2019	550	567
6.00%, 04/01/2017 (d)	268	268		8.38%, 10/15/2017	350	367
6.38%, 02/01/2016(d)	370	376		9.50%, 06/15/2020	1,201	1,315
6.88%, 02/01/2018(d)	1,033	1,054		Concho Resources Inc
6.88%, 04/01/2022(d)	863	854		5.50%, 10/01/2022	243	245
7.00%, 11/01/2015(d)	1,485	1,518		5.50%, 04/01/2023	3,490	3,481
8.25%, 11/01/2019(d)	1,965	2,073		6.50%, 01/15/2022	1,165	1,247
FQM Akubra Inc				7.00%, 01/15/2021	975	1,073
7.50%, 06/01/2021 (d)	380	380		Continental Resources Inc/OK
8.75%, 06/01/2020(d)	975	1,024		5.00%, 09/15/2022	200	201
Hecla Mining Co				7.13%, 04/01/2021	925	1,031
6.88%, 05/01/2021 (d)	752	686		7.38%, 10/01/2020	875	971
				CVR Refining LLC / Coffeyville Finance Inc
New Gold Inc				6.50%, 11/01/2022(d)	816	783
6.25%, 11/15/2022(d)	1,000	950
				Denbury Resources Inc
Novelis Inc/GA				8.25%, 02/15/2020	890	979
8.75%, 12/15/2020	1,750	1,929		EP Energy LLC / EP Energy Finance Inc
Prince Mineral Holding Corp				9.38%, 05/01/2020	10,969	12,450
11.50%, 12/15/2019(d)	325	350
				EP Energy LLC / Everest Acquisition Finance
Taseko Mines Ltd				Inc
7.75%, 04/15/2019	710	717		6.88%, 05/01/2019	330	353
		$13,253		7.75%, 09/01/2022	1,962	2,158
Miscellaneous Manufacturing - 0.37%				EPE Holdings LLC / EP Energy Bond Co Inc
Bombardier Inc				8.13%, PIK 8.88%, 12/15/2017(d),(g)	3,038	3,113
6.13%, 01/15/2023(d)	2,023	2,069		EXCO Resources Inc
JB Poindexter & Co Inc				7.50%, 09/15/2018	6,635	6,502
9.00%, 04/01/2022(d)	1,299	1,357		Forest Oil Corp
JM Huber Corp				7.25%, 06/15/2019	2,340	2,311
9.88%, 11/01/2019(d)	435	488		7.50%, 09/15/2020(d)	555	540
				Hercules Offshore Inc
Materials Trinseo Materials Finance Operating Inc SCA / Trinseo				8.75%, 07/15/2021 (d)	345	362
8.75%, 02/01/2019(d)	1,653	1,641		Hilcorp Energy I LP / Hilcorp Finance Co
		$5,555		7.63%, 04/15/2021(d)	1,331	1,444
				8.00%, 02/15/2020(d)	1,150	1,246
Office & Business Equipment - 0.07%				Kodiak Oil & Gas Corp
CDW LLC / CDW Finance Corp				5.50%, 02/01/2022(d)	430	429
8.50%, 04/01/2019	900	988		Linn Energy LLC / Linn Energy Finance
				Corp
				6.25%, 11/01/2019(d)	2,965	2,787
				7.75%, 02/01/2021	2,905	2,934

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)				Oil & Gas Services - 0.74%
Linn Energy LLC / Linn Energy Finance				Basic Energy Services Inc
Corp (continued)				7.75%, 02/15/2019	$150		$151
8.63%, 04/15/2020	$6,065	$6,308		7.75%, 10/15/2022	1,004		996
MEG Energy Corp				Hiland Partners LP / Hiland Partners Finance
6.50%, 03/15/2021(d)	700	714		Corp
Newfield Exploration Co				7.25%, 10/01/2020(d)	1,790		1,879
5.63%, 07/01/2024	2,574	2,574		Key Energy Services Inc
5.75%, 01/30/2022	7,210	7,427		6.75%, 03/01/2021	2,534		2,483
6.88%, 02/01/2020	500	533		Oil States International Inc
7.13%, 05/15/2018	300	312		5.13%, 01/15/2023(d)	295		325
Ocean Rig UDW Inc				6.50%, 06/01/2019	1,550		1,658
9.50%, 04/27/2016(d)	1,100	1,166		Petroleum Geo-Services ASA
Parker Drilling Co				7.38%, 12/15/2018(d)	1,023		1,118
7.50%, 08/01/2020(d)	519	519		Sea Trucks Group
Plains Exploration & Production Co				9.00%, 03/26/2018(d)	900		896
6.50%, 11/15/2020	825	888		Trinidad Drilling Ltd
6.75%, 02/01/2022	1,250	1,338		7.88%, 01/15/2019(d)	1,525		1,617
6.88%, 02/15/2023	825	889					$11,123
Precision Drilling Corp
6.50%, 12/15/2021	435	459		Packaging & Containers - 1.78%
6.63%, 11/15/2020	740	777		Ardagh Packaging Finance PLC
				7.38%, 10/15/2017(d)	1,250		1,331
QEP Resources Inc				9.13%, 10/15/2020(d)	1,200		1,302
5.25%, 05/01/2023	409	403
5.38%, 10/01/2022	1,875	1,861		Ardagh Packaging Finance PLC / Ardagh MP
6.88%, 03/01/2021	1,375	1,533		Holdings USA Inc
				4.88%, 11/15/2022(d)	200		194
Range Resources Corp				7.00%, 11/15/2020(d)	775		763
5.00%, 08/15/2022	75	76		9.13%, 10/15/2020(d)	197		213
5.75%, 06/01/2021	2,740	2,898
8.00%, 05/15/2019	185	200		Ball Corp
Rosetta Resources Inc				4.00%, 11/15/2023	1,645		1,505
5.63%, 05/01/2021	3,110	3,110		5.00%, 03/15/2022	335		336
Sabine Oil & Gas LLC / Sabine Oil & Gas				5.75%, 05/15/2021	290		307
Finance Corp				6.75%, 09/15/2020	250		271
9.75%, 02/15/2017	1,000	1,033		Berry Plastics Corp
Samson Investment Co				9.50%, 05/15/2018	726		788
9.75%, 02/15/2020(d)	2,710	2,873		9.75%, 01/15/2021	10,985		12,852
SandRidge Energy Inc				BOE Intermediate Holding Corp
				9.00%, PIK 9.75%, 11/01/2017(d),(g)	1,000		1,020
7.50%, 03/15/2021	4,720	4,673		Constar International
7.50%, 02/15/2023	1,285	1,259		11.00%, PIK 10.50%, 12/31/2017(b),(c),(g)	824		124
8.13%, 10/15/2022	4,825	4,897
Seadrill Ltd				Crown Americas LLC / Crown Americas
5.63%, 09/15/2017(d)	357	359		Capital Corp IV
				4.50%, 01/15/2023(d)	837		781
6.50%, 10/05/2015	500	521
SM Energy Co				Graphic Packaging International Inc
5.00%, 01/15/2024(d)	680	663		4.75%, 04/15/2021	714		691
6.50%, 11/15/2021	1,670	1,770		Owens-Brockway Glass Container Inc
6.50%, 01/01/2023	250	265		7.38%, 05/15/2016	1,685		1,904
6.63%, 02/15/2019	1,433	1,519		Sealed Air Corp
				5.25%, 04/01/2023(d)	367		357
Stone Energy Corp				6.50%, 12/01/2020(d)	500		540
7.50%, 11/15/2022	1,118	1,179		8.13%, 09/15/2019(d)	750		836
Summit Midstream Holdings LLC / Summit				8.38%, 09/15/2021(d)	575		653
Midstream Finance Corp
7.50%, 07/01/2021(d)	337	344		Smurfit-Stone Container Enterprises Inc
				0.00%, 03/15/2017(a),(c)	2,475		6
Swift Energy Co
7.13%, 06/01/2017	750	761					$26,774
7.88%, 03/01/2022	1,265	1,252		Pharmaceuticals - 1.98%
Talos Production LLC / Talos Production				Endo Health Solutions Inc
Finance Inc				7.00%, 07/15/2019	1,560		1,630
9.75%, 02/15/2018(d)	656	640		7.00%, 12/15/2020	207		216
Unit Corp				Omnicare Inc
6.63%, 05/15/2021	2,750	2,860		7.75%, 06/01/2020	1,500		1,665
W&T Offshore Inc				Sky Growth Acquisition Corp
8.50%, 06/15/2019	2,179	2,304		7.38%, 10/15/2020(d)	735		764
Western Refining Inc				Valeant Pharmaceuticals International
6.25%, 04/01/2021	328	323		6.38%, 10/15/2020(d)	12,600		13,009
WPX Energy Inc				6.50%, 07/15/2016(d)	2,000		2,070
5.25%, 01/15/2017	2,541	2,687		6.75%, 10/01/2017(d)	2,310		2,438
6.00%, 01/15/2022	5,123	5,213		6.75%, 08/15/2021(d)	600		621
		$140,772		6.88%, 12/01/2018(d)	2,185		2,299

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Pharmaceuticals (continued)				Real Estate (continued)
Valeant Pharmaceuticals International				Realogy Group LLC
(continued)				7.63%, 01/15/2020(d)		$1,460		$1,632
7.00%, 10/01/2020(d)	$250	$265						$2,951
7.25%, 07/15/2022(d)	875	930
VPII Escrow Corp				REITS- 0.58%
6.75%, 08/15/2018(d)	2,439	2,574		CNL Lifestyle Properties Inc
7.50%, 07/15/2021(d)	1,208	1,296		7.25%, 04/15/2019		668		680
		$29,777		Omega Healthcare Investors Inc
				6.75%, 10/15/2022		2,840		3,081
Pipelines - 2.44%				7.50%, 02/15/2020		2,975		3,257
Access Midstream Partners LP / ACMP				RHP Hotel Properties LP / RHP Finance
Finance Corp				Corp
4.88%, 05/15/2023	3,742	3,555		5.00%, 04/15/2021(d)		667		654
6.13%, 07/15/2022	2,698	2,826		Weyerhaeuser Co
Atlas Pipeline Partners LP / Atlas Pipeline				8.50%, 01/15/2025		799		1,025
Finance Corp								$8,697
4.75%, 11/15/2021(d)	775	711
5.88%, 08/01/2023(d)	729	696		Retail - 4.62%
Crestwood Midstream Partners LP / Crestwood				AmeriGas Finance LLC/AmeriGas Finance
Midstream Finance Corp				Corp
7.75%, 04/01/2019	400	418		6.75%, 05/20/2020		3,250		3,453
El Paso LLC				7.00%, 05/20/2022		4,238		4,513
7.00%, 06/15/2017	285	318		AmeriGas Partners LP/AmeriGas Finance
7.25%, 06/01/2018	1,140	1,296		Corp
7.75%, 01/15/2032	795	845		6.25%, 08/20/2019		1,125		1,176
7.80%, 08/01/2031	3,890	4,109		Best Buy Co Inc
Energy Transfer Equity LP				5.00%, 08/01/2018		510		507
7.50%, 10/15/2020	3,450	3,886		Claire's Stores Inc
Genesis Energy LP / Genesis Energy Finance				8.88%, 03/15/2019		4,322		4,646
				9.00%, 03/15/2019(d)		2,586		2,912
Corp				CST Brands Inc
5.75%, 02/15/2021	725	716		5.00%, 05/01/2023 (d)		1,535		1,516
7.88%, 12/15/2018	625	662
Holly Energy Partners LP / Holly Energy				Ferrellgas LP / Ferrellgas Finance Corp
Finance Corp				6.50%, 05/01/2021		1,763		1,781
6.50%, 03/01/2020	325	340		9.13%, 10/01/2017		2,600		2,730
8.25%, 03/15/2018(c)	500	532		Gymboree Corp/The
MarkWest Energy Partners LP / MarkWest				9.13%, 12/01/2018		500		485
Energy Finance Corp				L Brands Inc
4.50%, 07/15/2023	2,849	2,678		8.50%, 06/15/2019		3,000		3,555
5.50%, 02/15/2023	1,500	1,515		Michaels FinCo Holdings LLC / Michaels
6.25%, 06/15/2022	569	609		FinCo Inc
				7.50%, PIK 8.25%, 08/01/2018(d),(g)		1,670		1,687
6.75%, 11/01/2020	865	932		Neebo Inc
Regency Energy Partners LP / Regency Energy				15.00%, 06/30/2016(b)		30		31
Finance Corp				15.00%, 06/30/2016(b),(d)		299		311
4.50%, 11/01/2023(d)	720	677
5.50%, 04/15/2023	610	616		New Albertsons Inc
6.50%, 07/15/2021	1,250	1,344		7.45%, 08/01/2029		930		707
6.88%, 12/01/2018	2,565	2,770		8.00%, 05/01/2031		973		759
Sabine Pass Liquefaction LLC				8.70%, 05/01/2030		72		59
5.63%, 02/01/2021(d)	411	405		New Look Bondco I PLC
5.63%, 04/15/2023(d)	984	959		8.75%, 05/14/2018(d)	GBP	349		520
SemGroup LP				Party City Holdings Inc
7.50%, 06/15/2021(d)	484	490		8.88%, 08/01/2020(d)		$1,600		1,752
Targa Resources Partners LP / Targa				PC Nextco Holdings LLC / PC Nextco Finance
Resources Partners Finance Corp				Inc
				8.75%, PIK 9.50%, 08/15/2019(d),(f),(g)		517		514
6.38%, 08/01/2022	800	848		Radio Systems Corp
6.88%, 02/01/2021	625	670		8.38%, 11/01/2019(d)		1,212		1,315
Tesoro Logistics LP / Tesoro Logistics Finance				Real Mex Restaurants Inc
Corp				19.00%, 03/21/2016 (b),(c)		323		180
5.88%, 10/01/2020(d)	473	478
6.13%, 10/15/2021(d),(f)	775	780		18.00%, 03/21/2016(b),(c)		37		37
				11.00%, PIK 0.55%, 03/21/2016(b),(c),(g)		182		182
		$36,681		Rite Aid Corp
Real Estate - 0.20%				6.75%, 06/15/2021(d)		750		752
CBRE Services Inc				8.00%, 08/15/2020		4,243		4,757
6.63%, 10/15/2020	670	714		9.25%, 03/15/2020		955		1,064
Mattamy Group Corp				10.25%, 10/15/2019		740		838
6.50%, 11/15/2020(d)	611	605		Sears Holdings Corp
				6.63%, 10/15/2018		9,368		9,063

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value(000	's)
Retail (continued)				Telecommunications (continued)
Serta Simmons Holdings LLC				Avaya Inc	(continued)
8.13%, 10/01/2020(d)	$452	$479		10.50%, 03/01/2021(d)		$708	$543
Suburban Propane Partners LP/Suburban				CenturyLink Inc
Energy Finance Corp				5.63%, 04/01/2020		95	97
7.38%, 08/01/2021	1,073	1,153		6.45%, 06/15/2021		4,325	4,563
7.50%, 10/01/2018	2,652	2,864		Cincinnati Bell Inc
Tops Holding Corp / Tops Markets LLC				8.38%, 10/15/2020		171	180
8.88%, 12/15/2017(d)	1,000	1,103		8.75%, 03/15/2018		420	437
Tops Holding II Corp				Citizens Communications Co
8.75%, PIK 9.50%, 06/15/2018(d),(g)	310	309		7.13%, 03/15/2019		590	622
Toys R Us Property Co I LLC				Clearwire Communications LLC/Clearwire
10.75%, 07/15/2017	4,670	4,939		Finance Inc
Toys R Us Property Co II LLC				14.75%, 12/01/2016(d)		1,240	1,696
8.50%, 12/01/2017	5,925	6,258		12.00%, 12/01/2015(d)		1,767	1,873
Wok Acquisition Corp				Cricket Communications Inc
10.25%, 06/30/2020(d)	675	756		7.75%, 10/15/2020		1,905	2,167
		$69,663		Crown Castle International Corp
				5.25%, 01/15/2023		1,056	1,016
Semiconductors - 0.82%				Embarq Corp
Advanced Micro Devices Inc				8.00%, 06/01/2036		1,145	1,202
7.75%, 08/01/2020	705	696		Frontier Communications Corp
Amkor Technology Inc				7.13%, 01/15/2023		248	246
6.38%, 10/01/2022	3,075	3,060		7.63%, 04/15/2024		1,208	1,220
6.38%, 10/01/2022(d)	450	447
				8.25%, 05/01/2014		2	2
6.63%, 06/01/2021	626	630		8.50%, 04/15/2020		210	233
Freescale Semiconductor Inc				8.75%, 04/15/2022		220	243
5.00%, 05/15/2021(d)	205	198
8.05%, 02/01/2020	2,367	2,527		9.00%, 08/15/2031		7,818	7,662
9.25%, 04/15/2018 (d)	3,035	3,290		9.25%, 07/01/2021		650	754
				GNET Escrow Corp
Magnachip Semiconductor Corp				12.13%, 07/01/2018(d)		403	427
6.63%, 07/15/2021(d)	260	259
				Goodman Networks Inc
NXP BV / NXP Funding LLC				13.12%, 07/01/2018(d),(e)		960	1,022
5.75%, 02/15/2021(d)	297	305
5.75%, 03/15/2023(d)	232	234		Hughes Satellite Systems Corp
Sensata Technologies BV				6.50%, 06/15/2019		1,735	1,843
4.88%, 10/15/2023 (d)	802	774		Inmarsat Finance PLC
				7.38%, 12/01/2017(d)		170	179
		$12,420		Intelsat Jackson Holdings SA
Software - 2.03%				5.50%, 08/01/2023(d)		5,290	5,078
Audatex North America Inc				6.63%, 12/15/2022(d)		1,400	1,431
6.00%, 06/15/2021(d)	600	611		6.63%, 12/15/2022(d)		1,230	1,258
First Data Corp				7.25%, 10/15/2020		2,870	3,107
6.75%, 11/01/2020(d)	3,040	3,173		7.50%, 04/01/2021		650	708
7.38%, 06/15/2019(d)	1,300	1,365		8.50%, 11/01/2019		1,600	1,766
8.25%, 01/15/2021(d)	2,248	2,349		Intelsat Luxembourg SA
8.75%, PIK 10.00%, 01/15/2022(d),(g)	1,145	1,205		7.75%, 06/01/2021(d)		3,611	3,801
11.75%, 08/15/2021(d)	1,070	1,022		8.13%, 06/01/2023(d)		2,844	3,057
12.63%, 01/15/2021	6,207	6,805		Level 3 Communications Inc
11.25%, 01/15/2021(d)	3,507	3,630		8.88%, 06/01/2019		1,385	1,492
10.63%, 06/15/2021(d)	3,480	3,532		11.88%, 02/01/2019		1,505	1,735
11.25%, 03/31/2016	1,502	1,494		Level 3 Financing Inc
IMS Health Inc				7.00%, 06/01/2020		925	960
6.00%, 11/01/2020(d)	823	850		8.13%, 07/01/2019		5,105	5,539
Infor US Inc				8.63%, 07/15/2020		2,710	2,981
9.38%, 04/01/2019	914	1,021		9.38%, 04/01/2019		4,750	5,273
Nuance Communications Inc				10.00%, 02/01/2018		3,573	3,859
5.38%, 08/15/2020(d)	743	724		Lynx I Corp
Sophia LP / Sophia Finance Inc				5.38%, 04/15/2021(d)		1,956	1,981
9.75%, 01/15/2019(d)	2,555	2,772		Lynx II Corp
		$30,553		6.38%, 04/15/2023(d)		329	338
				MetroPCS Wireless Inc
Telecommunications - 10.16%				6.25%, 04/01/2021(d)		3,309	3,375
Alcatel-Lucent USA Inc				6.63%, 11/15/2020		1,696	1,781
6.45%, 03/15/2029	475	375		6.63%, 04/01/2023(d)		890	908
Altice Financing SA				NII Capital Corp
7.88%, 12/15/2019(d)	262	279		7.63%, 04/01/2021		819	657
Altice Finco SA				8.88%, 12/15/2019		1,445	1,264
9.88%, 12/15/2020(d)	200	219		NII International Telecom SCA
Avaya Inc				11.38%, 08/15/2019(d)		810	889
7.00%, 04/01/2019(d)	480	443
9.00%, 04/01/2019(d)	900	862

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Telecommunications (continued)				Transportation (continued)
Nokia OYJ				Navios South American Logistics Inc / Navios
5.38%, 05/15/2019	$1,117	$1,089		Logistics Finance US Inc
6.63%, 05/15/2039	618	544		9.25%, 04/15/2019	$1,000		$1,077
Qwest Capital Funding Inc				9.25%, 04/15/2019(d)	429		462
7.75%, 02/15/2031	1,220	1,214		Ultrapetrol Bahamas Ltd
Qwest Communications International Inc				8.88%, 06/15/2021(d)	1,375		1,403
7.13%, 04/01/2018	1,174	1,218		Watco Cos LLC / Watco Finance Corp
Qwest Corp				6.38%, 04/01/2023(d)	469		468
6.75%, 12/01/2021	1,060	1,186					$4,167
6.88%, 09/15/2033	4,206	4,153		TOTAL BONDS			$1,341,982
7.25%, 09/15/2025	310	347			Principal
SBA Telecommunications Inc				CONVERTIBLE BONDS - 0.05%	Amount (000's)	Value	(000	's)
5.75%, 07/15/2020	5,780	5,910
Softbank Corp				Diversified Financial Services - 0.05%
4.50%, 04/15/2020(d)	1,488	1,440		Somerset Cayuga Holding Co Inc
Sprint Capital Corp				20.00%, PIK 3.57%, 06/15/2017(b),(c),(d),(g)	333		757
6.88%, 11/15/2028	2,250	2,070
8.75%, 03/15/2032	6,433	6,787		Retail - 0.00%
Sprint Communications Inc				Real Mex Restaurants Inc
6.00%, 12/01/2016	3,475	3,692		1.12%, 03/21/2018(b),(c)	155		—
6.00%, 11/15/2022	2,000	1,925
7.00%, 03/01/2020(d)	884	964		TOTAL CONVERTIBLE BONDS			$757
7.00%, 08/15/2020	4,270	4,499		SENIOR FLOATING RATE INTERESTS -	Principal
9.00%, 11/15/2018(d)	3,261	3,864
				6.69%	Amount (000's)	Value	(000	's)
11.50%, 11/15/2021	374	497
Syniverse Holdings Inc				Advertising - 0.23%
9.13%, 01/15/2019	1,030	1,112		inVentiv Health Inc, Term Loan B
UPC Holding BV				7.50%, 08/04/2016(e)	$283		$278
9.88%, 04/15/2018(d)	545	594		RH Donnelley Inc, Term Loan D3-EXIT
UPCB Finance III Ltd				9.75%, 10/24/2014(e)	510		387
6.63%, 07/01/2020(d)	1,935	2,071		9.75%, 10/24/2014(e)	521		395
UPCB Finance V Ltd				Vertis Inc, Term Loan EXIT
7.25%, 11/15/2021(d)	450	485		0.00%, 12/31/2015(a),(c),(e)	1,359		24
UPCB Finance VI Ltd				Visant Corp, Term Loan
6.88%, 01/15/2022(d)	1,140	1,208		5.25%, 12/22/2016(e)	2,378		2,322
Vimpel Communications Via VIP Finance							$3,406
Ireland Ltd OJSC
7.75%, 02/02/2021(d)	900	961		Aerospace & Defense - 0.04%
				Ducommun Inc, Term Loan B1
VimpelCom Holdings BV				4.75%, 06/30/2017(e)	660		668
4.28%, 06/29/2014(d),(e)	500	503
5.20%, 02/13/2019(d)	200	197
7.50%, 03/01/2022(d)	750	778		Automobile Manufacturers - 0.24%
Virgin Media Finance PLC				Chrysler Group LLC, Term Loan B
8.38%, 10/15/2019	444	483		4.25%, 05/24/2017(e)	1,255		1,274
Virgin Media Secured Finance PLC				Navistar Inc, Term Loan B
6.50%, 01/15/2018	1,470	1,532		5.75%, 08/16/2017(e)	1,852		1,886
Wind Acquisition Finance SA				Wabash National Corp, Term Loan B
6.50%, 04/30/2020(d)	499	509		4.50%, 05/04/2019(e)	472		476
7.25%, 02/15/2018(d)	850	876					$3,636
11.75%, 07/15/2017(d)	1,075	1,134
Wind Acquisition Holdings Finance SA				Automobile Parts & Equipment - 0.10%
12.25%, PIK 12.25%, 07/15/2017(d),(g)	579	596		Remy International Inc, Term Loan B
				4.25%, 02/28/2020(e)	1,428		1,437
Windstream Corp
6.38%, 08/01/2023	1,330	1,263
7.00%, 03/15/2019	545	553		Building Materials - 0.01%
7.50%, 06/01/2022	1,495	1,540		Roofing Supply Group LLC, Term Loan B
7.75%, 10/15/2020	1,100	1,172		5.00%, 05/31/2019(e)	57		57
7.75%, 10/01/2021	1,450	1,545		5.00%, 05/31/2019(e)	67		67
7.88%, 11/01/2017	6,570	7,342					$124
8.13%, 08/01/2013	1,170	1,170
8.13%, 09/01/2018	375	399		Chemicals - 0.17%
		$153,065		AZ Chem US Inc, Term Loan B
				5.25%, 12/19/2017(e)	332		335
Transportation - 0.28%				Tronox Pigments BV, Term Loan B
Martin Midstream Partners LP / Martin				4.50%, 02/08/2018(e)	128		129
Midstream Finance Corp				4.50%, 03/13/2020(e)	146		148
7.25%, 02/15/2021(d)	543	551		US Coatings Acquisition Inc, Term Loan B2
Navigator Holdings Ltd				4.75%, 01/18/2020(e)	1,092		1,103
9.00%, 12/18/2017(d)	200	206		4.75%, 02/01/2020(e)	781		789
							$2,504

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's) Value (000's)
Coal- 0.06%			Food (continued)
Arch Coal Inc, Term Loan			SUPERVALU Inc, Term Loan
5.75%, 05/14/2018(e)	$878	$871	5.00%, 03/21/2019(e)	$2,844	$2,866
					$3,179
Commercial Services - 0.20%			Healthcare - Services - 0.32%
Ceridian Corp, Term Loan B-EXT			DaVita HealthCare Partners Inc, Term Loan
5.94%, 05/09/2017(e)	1,577	1,585	B2
5.94%, 05/31/2017(e)	217	218	4.00%, 08/21/2019(e)	2,154	2,164
Harland Clarke Holdings Corp, Term Loan B			United Surgical Partners International Inc,
5.45%, 04/01/2014(e)	195	193	Term Loan B
5.45%, 04/01/2014(e)	82	81	4.75%, 03/19/2019(e)	2,154	2,166
5.45%, 06/27/2014(e)	394	389	Vanguard Health Holding Co II LLC, Term
Sourcehov LLC, Term Loan			Loan B
8.75%, 04/30/2019(e)	231	232	3.75%, 01/29/2016(e)	490	491
St George's University, Term Loan					$4,821
8.50%, 12/14/2017(e)	285	286
		$2,984	Lodging - 0.41%
			Caesars Entertainment Operating Co Inc, Term
Computers - 0.02%			Loan B6
CDW LLC, Term Loan B			5.44%, 01/28/2018(e)	3,249	2,877
3.50%, 04/30/2020(e)	299	297	ROC Finance LLC, Term Loan B
			5.00%, 03/27/2019(e)	520	523
Diversified Financial Services - 0.06%			Station Casinos LLC, Term Loan B
			5.00%, 02/25/2018(e)	1,097	1,107
Walter Investment Management Corp, Term			5.00%, 02/25/2020(e)	1,676	1,690
Loan B
5.75%, 11/15/2017(e)	830	836			$6,197
			Media- 0.90%
Electric - 0.43%			Barrington Broadcasting Group LLC, Term
Dynegy Inc, Term Loan B2			Loan B
3.99%, 04/16/2020(e)	326	328	7.50%, 06/14/2017(e)	70	70
La Frontera Generation LLC, Term Loan B			7.50%, 12/19/2017(e)	424	424
4.50%, 09/30/2020(e)	811	815	Clear Channel Communications Inc, Term
			Loan B
Term Texas Loan Competitive EXT Electric Holdings Co LLC,			0.00%, 01/29/2016(e),(h)	2,420	2,259
4.69%, 10/10/2017(e)	2,847	1,996	Clear Channel Communications Inc, Term
4.78%, 10/10/2017(e)	1,392	976	Loan B-NEW
Texas Competitive Electric Holdings Co LLC,			3.84%, 01/29/2016(e)	3,744	3,495
Term Loan NONEXT			Clear Channel Communications Inc, Term
3.69%, 10/10/2014(e)	2,275	1,614	Loan D-EXT
3.78%, 10/10/2014(e)	1,114	790	6.94%, 01/23/2019(e)	1,772	1,636
		$6,519	Hubbard Broadcasting Inc, Term Loan B
			4.50%, 04/11/2017(e)	423	424
Entertainment - 0.76%			McGraw-Hill Global Education Holdings
American Casino & Entertainment Properties			LLC, Term Loan
LLC, REV			9.00%, 03/18/2019(e)	447	449
9.50%, 07/02/2018(e)	380	377	Radio One Inc, Term Loan B
American Casino & Entertainment Properties			7.50%, 03/25/2016(e)	1,562	1,598
LLC, Term Loan B			Univision Communications Inc, Term Loan
5.50%, 07/02/2019(e)	575	576	C3
Graton Economic Development Authority,			3.95%, 03/01/2020(e)	1,228	1,224
Term Loan B			4.00%, 03/01/2020(e)	384	383
9.00%, 08/14/2018(e)	2,999	3,124	Univision Communications Inc, Term Loan
9.00%, 08/14/2018(e)	325	339	EXT
Intrawest ULC, Term Loan			4.50%, 03/01/2020(e)	1,669	1,664
7.00%, 12/03/2017(e)	343	347			$13,626
7.00%, 12/03/2017(e)	180	182
Mohegan Tribal Gaming Authority, Term			Mining - 0.13%
Loan			FMG Resources August 2006 Pty Ltd, Term
9.00%, 03/31/2016(e)	925	951	Loan B
Scientific Games Corp, Term Loan			5.25%, 10/12/2017(e)	1,201	1,209
0.00%, 05/22/2020(e),(h)	5,020	5,004	Noranda Aluminum Acquisition Corp, Term
0.00%, 05/22/2020(e),(h)	400	399	Loan B
WMG Acquisition Corp, Term Loan B			5.75%, 02/24/2019(e)	710	685
3.75%, 07/20/2020(e)	210	210			$1,894
		$11,509	Oil & Gas - 0.73%
Food- 0.21%			Alon USA Partners LP, Term Loan B
High Liner Foods Inc, Term Loan			9.25%, 11/13/2018(e)	144	149
4.75%, 12/19/2017(e)	7	7	Chesapeake Energy Corp, Term Loan B
4.75%, 12/31/2017(e)	305	306	5.75%, 12/02/2017(e)	8,418	8,622

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Telecommunications (continued)
MEG Energy Corp, Term Loan B			Cricket Communications Inc, Delay-Draw
3.75%, 03/31/2020(e)	$588	$591	Term Loan C-DD
NFR Energy LLC, Term Loan			4.75%, 03/01/2020(e)	$1,037	$1,045
8.75%, 01/18/2018(e)	667	674	Integra Telecom Holdings Inc, Term Loan
Rice Drilling B LLC, Term Loan			5.25%, 02/22/2019(e)	1,232	1,246
8.50%, 10/11/2018(e)	262	260	UPC Financing Partnership, Term Loan AH
Wildhorse Resources LLC, Term Loan			2.92%, 06/10/2021(e)	310	309
7.50%, 04/28/2019(e)	664	663			$3,775
		$10,959	Transportation - 0.02%
Oil & Gas Services - 0.03%			State Class Tankers II LLC, Term Loan B
Stallion Oilfield Holdings Inc, Term Loan			0.00%, 06/19/2020(e),(h)	275	276
8.00%, 06/11/2018(e)	487	486
			TOTAL SENIOR FLOATING RATE INTERESTS		$100,769
Real Estate - 0.26%				Maturity
Realogy Group LLC, SYNTH LOC EXT			REPURCHASE AGREEMENTS - 2.04%	Amount (000's)	Value (000's)
4.45%, 10/10/2016(e)	60	60	Banks - 2.04%
Realogy Group LLC, SYNTH LOC			Investment in Joint Trading Account; Credit	$6,034	$6,035
NONEXT			Suisse Repurchase Agreement; 0.05%
3.20%, 10/10/2013(e)	4	4	dated 07/31/2013 maturing 08/01/2013
Realogy Group LLC, Term Loan B			(collateralized by US Government
4.50%, 10/10/2016(e)	3,815	3,856	Securities; $6,155,125; 0.00% - 11.25%;
		$3,920	dated 02/15/15 - 08/15/40)
Retail - 0.54%			Investment in Joint Trading Account; Deutsche	12,203	12,203
Gymboree Corp/The, Term Loan			Bank Repurchase Agreement; 0.09% dated
5.00%, 02/11/2018(e)	3,027	2,930	07/31/2013 maturing 08/01/2013
5.00%, 02/23/2018(e)	81	78	(collateralized by US Government
JC Penney Corp Inc, Term Loan			Securities; $12,447,030; 0.00% - 1.38%;
6.00%, 05/21/2018(e)	2,000	2,011	dated 10/28/13 - 03/09/18)
Rite Aid Corp, Term Loan 1			Investment in Joint Trading Account; JP	7,040	7,040
5.75%, 08/21/2020(e)	320	329	Morgan Repurchase Agreement; 0.06%
Rite Aid Corp, Term Loan 2			dated 07/31/2013 maturing 08/01/2013
4.88%, 06/11/2021(e)	1,889	1,902	(collateralized by US Government
Serta Simmons Holdings LLC, Term Loan B			Securities; $7,180,980; 0.00% - 9.38%;
5.00%, 09/19/2019(e)	353	356	dated 08/03/13 - 05/15/30)
5.00%, 10/01/2019(e)	180	181	Investment in Joint Trading Account; Merrill	5,504	5,504
5.00%, 10/01/2019(e)	256	258	Lynch Repurchase Agreement; 0.05%
5.00%, 10/01/2019(e)	34	34	dated 07/31/2013 maturing 08/01/2013
5.00%, 10/01/2019(e)	34	34	(collateralized by US Government
5.00%, 10/01/2019(e)	30	30	Securities; $5,614,363; 0.25% - 3.13%;
5.00%, 10/01/2019(e)	2	2	dated 07/31/15 - 02/15/43)
		$8,145			$30,782
			TOTAL REPURCHASE AGREEMENTS		$30,782
Semiconductors - 0.09%			Total Investments		$1,491,939
Freescale Semiconductor Inc, Term Loan B4			Other Assets in Excess of Liabilities, Net - 0.96%		$14,467
5.00%, 01/30/2020(e)	574	579	TOTAL NET ASSETS - 100.00%		$1,506,406
NXP BV, Term Loan C
4.75%, 01/11/2020(e)	806	820
		$1,399	(a) Non-Income Producing Security
			(b)		Fair value of these investments is determined in good faith by the
Software - 0.48%			Manager under procedures established and periodically reviewed by the
Ellucian, Term Loan B			Board of Directors. At the end of the period, the fair value of these
4.50%, 07/19/2018(e)	1,755	1,769
			securities totaled $6,674 or 0.44% of net assets.
First Data Corp, Term Loan			(c) Security is Illiquid
4.19%, 03/24/2017(e)	3,776	3,772
			(d)		Security exempt from registration under Rule 144A of the Securities Act of
First Data Corp, Term Loan B			1933. These securities may be resold in transactions exempt from
4.19%, 09/30/2018(e)	574	573
			registration, normally to qualified institutional buyers. Unless otherwise
RP Crown Parent LLC, Term Loan			indicated, these securities are not considered illiquid. At the end of the
6.75%, 12/14/2018(e)	1,173	1,187
			period, the value of these securities totaled $413,322 or 27.44% of net
		$7,301	assets.
Telecommunications - 0.25%			(e)	Variable Rate. Rate shown is in effect at July 31, 2013.
Alcatel-Lucent USA Inc, Term Loan C			(f) Security purchased on a when-issued basis.
7.25%, 01/29/2019(e)	718	733	(g)		Payment in kind; the issuer has the option of paying additional securities
Altice Financing SA, Term Loan			in lieu of cash.
5.50%, 07/15/2019(e)	116	114	(h)		This Senior Floating Rate Note will settle after July 31, 2013, at which
5.50%, 07/15/2019(e)	55	54	time the interest rate will be determined.
5.50%, 07/15/2019(e)	279	274

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Communications		18.96%
Consumer, Non-cyclical		16.81%
Consumer, Cyclical		15.08%
Energy		14.41%
Financial		13.69%
Industrial		6.40%
Basic Materials		5.75%
Technology		4.38%
Utilities		3.53%
Diversified		0.03%
Other Assets in Excess of Liabilities, Net		0.96%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
British Pound Sterling	Credit Suisse	08/08/2013	341,000	$534	$519	$15
Total						$15

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Computers - 0.00%				BONDS (continued)	Amount (000's)	Value	(000	's)
SONICblue Inc (a),(b)	9,825,000	$—		Banks (continued)
				Wells Fargo & Co
				4.63%, 04/15/2014	$11,000		$11,307
Diversified Financial Services - 0.00%				7.98%, 03/29/2049(d)	15,000		16,838
Adelphia Recovery Trust (a),(b),(c)	658,740	6
							$212,446
Transportation - 0.00%				Beverages - 1.48%
Trailer Bridge Inc (a),(b)	7,120	—		Anheuser-Busch InBev Worldwide Inc
				2.50%, 07/15/2022	9,000		8,444
TOTAL COMMON STOCKS		$6		7.75%, 01/15/2019	10,000		12,673
				Innovation Ventures LLC / Innovation
	Principal			Ventures Finance Corp
BONDS- 71.24%	Amount (000's)	Value(000	's)	9.50%, 08/15/2019(e)	18,000		14,670
Aerospace & Defense - 0.08%							$35,787
Lockheed Martin Corp
3.35%, 09/15/2021	$2,000	$1,998		Biotechnology - 1.36%
				Amgen Inc
				3.63%, 05/15/2022	4,500		4,464
Airlines - 0.00%				3.88%, 11/15/2021	13,000		13,253
UAL 1991 Equipment Trust AB				Gilead Sciences Inc
0.00%, 07/05/2014(a),(b)	3,032	—		4.40%, 12/01/2021	14,000		14,988
							$32,705
Automobile Floor Plan Asset Backed Securities - 1.70%				Chemicals - 1.36%
Ally Master Owner Trust				Airgas Inc
0.64%, 04/15/2018(d)	13,000	12,936		1.65%, 02/15/2018	6,000		5,840
Ford Credit Floorplan Master Owner Trust A				2.38%, 02/15/2020	7,000		6,685
0.57%, 01/15/2018(d)	14,000	13,993		4.50%, 09/15/2014	5,000		5,201
Nissan Master Owner Trust Receivables				7.13%, 10/01/2018	6,000		6,264
0.49%, 02/15/2018(d)	14,000	13,997		Eagle Spinco Inc
		$40,926		4.63%, 02/15/2021(e)	9,250		8,880
Banks- 8.81%							$32,870
Bank of America Corp				Commercial Services - 1.72%
5.42%, 03/15/2017	5,000	5,405		Ceridian Corp
8.00%, 12/29/2049(d)	4,000	4,430		11.25%, 11/15/2015(d)	20,000		20,350
8.13%, 12/29/2049(d)	10,000	11,100		ERAC USA Finance LLC
Citigroup Inc				3.30%, 10/15/2022(e)	2,000		1,881
3.95%, 06/15/2016	3,000	3,180		4.50%, 08/16/2021(e)	6,000		6,232
4.50%, 01/14/2022	4,000	4,214		6.38%, 10/15/2017(e)	4,000		4,644
5.85%, 08/02/2016	12,000	13,389		7.00%, 10/15/2037(e)	7,000		8,390
Goldman Sachs Group Inc/The							$41,497
3.63%, 02/07/2016	5,000	5,246
3.63%, 01/22/2023	4,000	3,830		Computers - 0.49%
5.25%, 07/27/2021	13,000	14,024		Apple Inc
5.35%, 01/15/2016	2,000	2,176		2.40%, 05/03/2023	13,000		11,926
ING Bank NV
3.75%, 03/07/2017(e)	5,000	5,246		Diversified Financial Services - 5.06%
4.00%, 03/15/2016(e)	7,000	7,412		American Honda Finance Corp
JP Morgan Chase & Co				1.50%, 09/11/2017(e)	5,000		4,917
3.25%, 09/23/2022	5,000	4,758		1.60%, 02/16/2018(e)	10,000		9,823
5.13%, 09/15/2014	12,000	12,544		3.80%, 09/20/2021(e)	10,000		10,322
7.90%, 04/29/2049(d)	7,000	7,788		DVI Inc
Morgan Stanley				0.00%, 02/01/2004(a),(b),(c)	8,125		569
3.80%, 04/29/2016	4,000	4,199		0.00%, 02/01/2004(a),(b),(c)	400		28
4.75%, 04/01/2014	5,000	5,109		Ford Motor Credit Co LLC
4.88%, 11/01/2022	2,000	2,005		3.98%, 06/15/2016	20,000		21,003
5.50%, 07/28/2021	5,000	5,475		General Electric Capital Corp
PNC Bank NA				1.27%, 03/15/2023(d)	13,000		13,059
2.95%, 01/30/2023	5,000	4,640		4.65%, 10/17/2021	9,000		9,597
PNC Financial Services Group Inc/The				5.30%, 02/11/2021	2,000		2,191
6.75%, 07/29/2049(d)	18,000	19,170		International Lease Finance Corp
SunTrust Bank/Atlanta GA				8.63%, 01/15/2022	3,000		3,563
2.75%, 05/01/2023	15,000	13,779		8.75%, 03/15/2017(d)	13,000		14,918
US Bancorp/MN				Jefferies Finance LLC / JFIN Co-Issuer Corp
1.65%, 05/15/2017	9,000	9,003		7.38%, 04/01/2020(e)	3,750		3,788
2.95%, 07/15/2022	5,000	4,741		Jefferies Group LLC
3.00%, 03/15/2022	2,000	1,953		5.13%, 04/13/2018	5,000		5,309
4.13%, 05/24/2021	3,000	3,172		5.13%, 01/20/2023	1,500		1,518
US Bank NA/Cincinnati OH				6.25%, 01/15/2036	9,000		8,942
4.95%, 10/30/2014	6,000	6,313		8.50%, 07/15/2019	4,000		4,916

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Diversified Financial Services (continued)				Gas- 0.38%
Merrill Lynch & Co Inc				Sempra Energy
5.00%, 01/15/2015	$3,000	$3,157		2.30%, 04/01/2017	$9,000		$9,145
6.50%, 07/15/2018	2,000	2,308
6.75%, 06/01/2028	2,000	2,199		Healthcare - Services - 1.99%
		$122,127		Alliance HealthCare Services Inc
Electric - 7.92%				8.00%, 12/01/2016	12,800		13,024
Exelon Generation Co LLC				HCA Inc
6.20%, 10/01/2017	14,000	16,067		5.88%, 05/01/2023	4,500		4,545
6.25%, 10/01/2039	3,000	3,264		7.50%, 02/15/2022	3,000		3,382
GenOn Americas Generation LLC				7.50%, 11/06/2033	1,700		1,717
8.50%, 10/01/2021	12,500	13,625		HealthSouth Corp
GenOn Energy Inc				7.25%, 10/01/2018	1,800		1,939
9.88%, 10/15/2020	6,500	7,312		7.75%, 09/15/2022	5,436		5,871
LG&E and KU Energy LLC				MultiPlan Inc
3.75%, 11/15/2020	5,000	5,111		9.88%, 09/01/2018(e)	6,000		6,645
4.38%, 10/01/2021	5,000	5,167		Vantage Oncology LLC / Vantage Oncology
Metropolitan Edison Co				Finance Co
3.50%, 03/15/2023(e)	9,000	8,648		9.50%, 06/15/2017(e)	11,000		10,973
Nisource Finance Corp							$48,096
3.85%, 02/15/2023	2,000	1,962
5.25%, 09/15/2017	2,000	2,231		Insurance - 3.55%
5.40%, 07/15/2014	5,000	5,213		Aspen Insurance Holdings Ltd
				6.00%, 08/15/2014	2,500		2,618
6.13%, 03/01/2022	5,000	5,689		6.00%, 12/15/2020	4,500		5,040
Oncor Electric Delivery Co LLC
7.00%, 09/01/2022	17,000	21,225		Berkshire Hathaway Inc
				3.00%, 02/11/2023	5,000		4,853
PacifiCorp				3.75%, 08/15/2021	5,000		5,192
4.95%, 08/15/2014	5,000	5,198		Farmers Insurance Exchange
5.25%, 06/15/2035	5,000	5,500		6.00%, 08/01/2014 (e)	6,000		6,248
6.25%, 10/15/2037	2,000	2,467		Fidelity National Financial Inc
PPL Energy Supply LLC
4.60%, 12/15/2021	6,000	6,128		5.50%, 09/01/2022	5,000		5,269
				6.60%, 05/15/2017	12,000		13,273
6.50%, 05/01/2018	3,000	3,463		First American Financial Corp
Solar Star Funding LLC
5.38%, 06/30/2035(e)	15,500	15,416		4.30%, 02/01/2023	20,000		19,255
				Prudential Financial Inc
Southwestern Electric Power Co				4.50%, 11/16/2021	2,000		2,150
3.55%, 02/15/2022	12,000	11,669
5.38%, 04/15/2015	6,500	6,928		5.38%, 06/21/2020	2,000		2,267
				7.38%, 06/15/2019	4,000		4,960
TransAlta Corp				8.88%, 06/15/2068(d)	12,000		14,587
4.50%, 11/15/2022	18,000	17,346
6.65%, 05/15/2018	4,000	4,529					$85,712
Tucson Electric Power Co				Iron & Steel - 1.66%
3.85%, 03/15/2023	14,000	13,461		Allegheny Technologies Inc
5.15%, 11/15/2021	3,000	3,240		5.88%, 08/15/2023	7,000		6,942
		$190,859		5.95%, 01/15/2021	16,000		16,891
				ArcelorMittal
Entertainment - 0.20%				6.00%, 03/01/2021(d)	16,000		16,120
Peninsula Gaming LLC / Peninsula Gaming
Corp							$39,953
8.38%, 02/15/2018(e)	4,500	4,871		Leisure Products & Services - 1.11%
				Royal Caribbean Cruises Ltd
Environmental Control - 1.79%				6.88%, 12/01/2013	6,000		6,090
ADS Waste Holdings Inc				7.25%, 03/15/2018	5,000		5,700
8.25%, 10/01/2020(e)	21,000	22,102		Seven Seas Cruises S de RL LLC
Republic Services Inc				9.13%, 05/15/2019	14,000		15,085
3.55%, 06/01/2022	6,000	5,847					$26,875
3.80%, 05/15/2018	2,000	2,124		Lodging - 0.75%
5.00%, 03/01/2020	12,000	13,090		Boyd Gaming Corp
		$43,163		9.13%, 12/01/2018	17,000		18,105
Food- 0.26%
Ingredion Inc				Media- 2.40%
4.63%, 11/01/2020	6,000	6,298		Comcast Corp
				2.85%, 01/15/2023	10,000		9,494
Forest Products & Paper - 0.71%				3.13%, 07/15/2022	2,000		1,962
Plum Creek Timberlands LP				5.15%, 03/01/2020	2,000		2,281
3.25%, 03/15/2023	5,000	4,585		Historic TW Inc
4.70%, 03/15/2021	12,000	12,472		9.15%, 02/01/2023	5,260		7,140
		$17,057		NBCUniversal Enterprise Inc
				0.95%, 04/15/2018(d),(e)	3,000		3,026

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Media (continued)				Pipelines - 2.57%
News America Inc				Buckeye Partners LP
4.50%, 02/15/2021	$5,000	$5,358		4.15%, 07/01/2023	$10,000		$9,735
6.40%, 12/15/2035	8,000	9,070		DCP Midstream Operating LP
Time Warner Cable Inc				4.95%, 04/01/2022	6,750		6,872
4.00%, 09/01/2021	2,000	1,901		El Paso Natural Gas Co LLC
4.13%, 02/15/2021	2,000	1,923		7.50%, 11/15/2026	9,500		12,003
5.00%, 02/01/2020	2,000	2,034		Express Pipeline LLC
6.55%, 05/01/2037	6,000	5,732		7.39%, 12/31/2019(e)	4,952		5,376
7.30%, 07/01/2038	7,750	7,897		Southern Natural Gas Co LLC
		$57,818		8.00%, 03/01/2032	4,000		5,275
				Tennessee Gas Pipeline Co LLC
Mining - 0.78%				8.38%, 06/15/2032	2,000		2,688
Xstrata Canada Corp				TransCanada PipeLines Ltd
6.00%, 10/15/2015	12,000	12,970		0.95%, 06/30/2016(d)	5,000		5,023
Xstrata Finance Canada Ltd				6.10%, 06/01/2040	5,000		5,902
4.00%, 10/25/2022(e)	2,000	1,829
4.95%, 11/15/2021(e)	4,000	3,914		7.25%, 08/15/2038	7,000		9,108
		$18,713					$61,982
				Real Estate - 0.93%
Oil & Gas - 5.52%				WEA Finance LLC
BG Energy Capital PLC				4.63%, 05/10/2021(e)	6,000		6,345
2.88%, 10/15/2016(e)	2,000	2,095
4.00%, 10/15/2021(e)	11,500	11,928		WEA Finance LLC / WT Finance Aust Pty
				Ltd
BP Capital Markets PLC				3.38%, 10/03/2022(e)	2,000		1,909
2.50%, 11/06/2022	3,000	2,739		6.75%, 09/02/2019(e)	12,000		14,275
3.25%, 05/06/2022	4,000	3,914					$22,529
4.75%, 03/10/2019	14,000	15,580
Linn Energy LLC / Linn Energy Finance				REITS- 9.31%
Corp				Alexandria Real Estate Equities Inc
6.50%, 05/15/2019	13,250	12,886		3.90%, 06/15/2023	4,000		3,843
Nabors Industries Inc				4.60%, 04/01/2022	20,500		21,012
5.00%, 09/15/2020	14,000	14,436		Arden Realty LP
Petro-Canada				5.25%, 03/01/2015	8,000		8,472
9.25%, 10/15/2021	8,500	11,454		BioMed Realty LP
Phillips 66				3.85%, 04/15/2016	6,000		6,315
4.30%, 04/01/2022	9,000	9,266		4.25%, 07/15/2022	8,000		7,887
Rowan Cos Inc				6.13%, 04/15/2020	8,000		8,968
4.88%, 06/01/2022	8,000	8,360		CubeSmart LP
5.00%, 09/01/2017	14,000	15,154		4.80%, 07/15/2022	9,000		9,408
Tesoro Corp				Duke Realty LP
5.38%, 10/01/2022	5,750	5,693		3.88%, 10/15/2022	3,000		2,864
W&T Offshore Inc				4.38%, 06/15/2022	4,000		3,981
8.50%, 06/15/2019	18,500	19,564		8.25%, 08/15/2019	13,000		16,256
		$133,069		HCP Inc
				2.63%, 02/01/2020	5,000		4,729
Oil & Gas Services - 2.15%				3.75%, 02/01/2019	5,000		5,183
Exterran Partners LP / EXLP Finance Corp				5.38%, 02/01/2021	3,000		3,298
6.00%, 04/01/2021(e)	24,000	24,360
Schlumberger Investment SA				6.00%, 03/01/2015	1,750		1,879
3.30%, 09/14/2021 (e)	6,000	6,020		7.07%, 06/08/2015	2,250		2,487
				Health Care REIT Inc
Weatherford International Ltd/Bermuda				3.75%, 03/15/2023	3,000		2,895
4.50%, 04/15/2022	6,750	6,719		4.95%, 01/15/2021	3,000		3,209
5.13%, 09/15/2020	14,000	14,733		6.00%, 11/15/2013	8,000		8,114
		$51,832		6.13%, 04/15/2020	2,000		2,286
Other Asset Backed Securities - 0.95%				6.20%, 06/01/2016	3,000		3,375
PFS Financing Corp				Healthcare Realty Trust Inc
0.69%, 04/17/2017(d),(e)	9,000	8,972		5.75%, 01/15/2021	4,000		4,381
0.74%, 02/15/2018(d),(e)	14,000	13,945		6.50%, 01/17/2017	12,500		14,080
		$22,917		Hospitality Properties Trust
				4.50%, 06/15/2023	5,000		4,859
Packaging & Containers - 0.24%				5.00%, 08/15/2022	14,000		14,151
Sealed Air Corp				Kimco Realty Corp
6.88%, 07/15/2033(e)	6,000	5,700		6.88%, 10/01/2019	12,000		14,602
				Nationwide Health Properties Inc
Pharmaceuticals - 0.54%				6.00%, 05/20/2015	12,000		13,072
AbbVie Inc				Simon Property Group LP
2.90%, 11/06/2022(e)	13,750	13,067		2.75%, 02/01/2023	7,000		6,507
				4.38%, 03/01/2021	3,000		3,208
				10.35%, 04/01/2019	9,000		12,507

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2013 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
REITS (continued)				Federal Home Loan Mortgage Corporation (FHLMC)
Ventas Realty LP / Ventas Capital Corp				(continued)
				4.50%, 06/01/2039	$5,189		$5,522
3.25%, 08/15/2022	$8,000	$7,507		4.50%, 07/01/2039	12,314		13,096
4.00%, 04/30/2019	3,000	3,144		5.00%, 08/01/2035	2,561		2,779
		$224,479		5.00%, 11/01/2035	2,982		3,201
Savings & Loans - 0.60%				5.00%, 10/01/2038	5,367		5,696
First Niagara Financial Group Inc				5.50%, 11/01/2017	768		818
6.75%, 03/19/2020	3,500	4,058		5.50%, 01/01/2018	204		218
7.25%, 12/15/2021	9,000	10,374		5.50%, 05/01/2031	395		429
		$14,432		5.50%, 06/01/2035	2,558		2,769
				5.50%, 01/01/2036	3,250		3,564
Telecommunications - 1.49%				5.50%, 04/01/2036	2,721		2,984
Corning Inc				6.00%, 03/01/2031	87		97
4.25%, 08/15/2020	10,000	10,680		6.00%, 05/01/2032	450		504
4.75%, 03/15/2042	4,000	3,911		6.00%, 06/01/2038	1,502		1,657
Qwest Corp				6.50%, 01/01/2029	119		137
6.75%, 12/01/2021	19,000	21,262		6.50%, 05/01/2029	179		205
		$35,853		6.50%, 06/01/2029	236		270
Transportation - 0.43%				6.50%, 06/01/2029	101		113
Trailer Bridge Inc				6.50%, 08/01/2029	79		88
0.00%, 11/15/2015(a),(b)	12,000	—		7.00%, 01/01/2032	135		156
13.52%, 03/31/2017(b),(c),(d)	10,716	10,395					$168,446
		$10,395		Federal National Mortgage Association (FNMA) - 12.26%
Trucking & Leasing - 0.95%				3.00%, 03/01/2042	12,859		12,480
Penske Truck Leasing Co Lp / PTL Finance				3.00%, 03/01/2042	12,619		12,248
Corp				3.00%, 05/01/2042	14,409		13,984
3.75%, 05/11/2017(e)	22,000	22,868		3.00%, 06/01/2042	13,789		13,383
				3.00%, 06/01/2042	13,771		13,366
TOTAL BONDS		$1,718,070		3.50%, 12/01/2040	10,691		10,789
	Principal			3.50%, 01/01/2041	8,723		8,802
CONVERTIBLE BONDS - 1.32%	Amount (000's)	Value(000	's)	3.50%, 01/01/2041	9,107		9,190
				3.50%, 12/01/2041	8,004		8,077
Automobile Parts & Equipment - 0.98%				3.50%, 01/01/2042	11,172		11,279
Meritor Inc				3.50%, 03/01/2042	12,414		12,527
7.88%, 03/01/2026(e)	18,750	23,754		3.50%, 04/01/2042	15,563		15,705
				4.00%, 03/01/2039	6,586		6,842
				4.00%, 08/01/2040	6,817		7,086
Pharmaceuticals - 0.34%				4.00%, 09/01/2040	12,084		12,577
Omnicare Inc
3.25%, 12/15/2035	7,682	8,085		4.00%, 11/01/2040	4,794		4,983
				4.00%, 11/01/2040	8,373		8,704
				4.00%, 10/01/2041	8,505		8,840
TOTAL CONVERTIBLE BONDS		$31,839		4.00%, 10/01/2041	10,591		11,008
SENIOR FLOATING RATE INTERESTS -	Principal			4.00%, 11/01/2041	23,504		24,430
0.64%	Amount (000's) Value (000's)			4.00%, 04/01/2042	14,144		14,701
Entertainment - 0.20%				4.50%, 06/01/2039	4,620		4,895
CCM Merger Inc, Term Loan				4.50%, 08/01/2039	4,521		4,836
5.00%, 02/01/2017(d)	$4,732	$4,768		4.50%, 05/01/2040	6,951		7,408
				5.00%, 01/01/2018	601		640
				5.00%, 10/01/2032	654		705
Transportation - 0.44%				5.00%, 08/01/2035	6,324		6,815
Trailer Bridge Inc, Term Loan				5.00%, 04/01/2039	2,563		2,762
10.00%, 04/02/2016(b),(c),(d)	10,650	10,650
				5.00%, 12/01/2039	3,736		4,121
				5.00%, 04/01/2040	7,161		7,870
TOTAL SENIOR FLOATING RATE INTERESTS		$15,418		5.00%, 06/01/2040	6,016		6,610
U.S. GOVERNMENT & GOVERNMENT	Principal			5.50%, 03/01/2033	546		598
AGENCY OBLIGATIONS - 22.89%	Amount (000's)	Value(000	's)	5.50%, 02/01/2035	5,553		6,152
Federal Home Loan Mortgage Corporation (FHLMC) - 6.99%				6.00%, 04/01/2032	153		169
				6.50%, 09/01/2028	56		64
3.00%, 10/01/2042	$16,264	$15,737		6.50%, 11/01/2028	62		69
3.00%, 10/01/2042	15,507	15,005		6.50%, 05/01/2031	28		30
3.00%, 11/01/2042	16,276	15,748		6.50%, 04/01/2032	348		401
3.00%, 12/01/2042	18,453	17,855		6.50%, 05/01/2032	385		426
3.50%, 10/01/2041	10,176	10,243		7.00%, 01/01/2030	5		6
3.50%, 04/01/2042	12,906	12,991					$295,578
3.50%, 04/01/2042	12,767	12,851		Government National Mortgage Association (GNMA) -
4.00%, 04/01/2039	8,441	8,816		0.04%
4.50%, 08/01/2033	2,732	2,886		6.00%, 05/20/2032(d)	761		843
4.50%, 08/01/2033	1,488	1,572		7.00%, 06/20/2031	131		153
4.50%, 08/01/2033	3,183	3,363					$996
4.50%, 05/01/2039	6,713	7,076

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2013 (unaudited)

			Portfolio Summary (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		Sector	Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	Financial	31.20%
			Mortgage Securities	19.29%
U.S. Treasury - 3.60%			Energy	10.24%
0.25%, 01/31/2015	$15,000	$15,009	Utilities	8.30%
0.25%, 07/15/2015	15,000	14,982	Consumer, Non-cyclical	7.69%
0.88%, 02/28/2017	15,000	15,005	Basic Materials	4.51%
1.38%, 11/30/2018	15,000	14,901	Industrial	3.93%
1.75%, 05/31/2016	10,000	10,333	Communications	3.89%
3.63%, 02/15/2020	15,000	16,669	Government	3.60%
		$86,899	Consumer, Cyclical	3.24%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Asset Backed Securities	2.65%
OBLIGATIONS		$551,919	Technology	0.49%
	Maturity		Other Assets in Excess of Liabilities, Net	0.97%
REPURCHASE AGREEMENTS - 2.94%	Amount (000's)	Value (000's)	TOTAL NET ASSETS	100.00%

Banks - 2.94%
Investment in Joint Trading Account; Credit	$13,901	$13,901
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $14,179,078; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	28,111	28,111
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $28,673,247; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	16,218	16,218
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $16,542,258; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)
Investment in Joint Trading Account; Merrill	12,680	12,680
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $12,933,367; 0.25% - 3.13%;
dated 07/31/15 - 02/15/43)
		$70,910
TOTAL REPURCHASE AGREEMENTS		$70,910
Total Investments		$2,388,162
Other Assets in Excess of Liabilities, Net - 0.97%		$23,283
TOTAL NET ASSETS - 100.00%		$2,411,445

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $21,648 or 0.90% of net assets.
(c) Security is Illiquid
(d)	Variable Rate. Rate shown is in effect at July 31, 2013.
(e)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $330,491 or 13.71% of net assets.

See accompanying notes

Schedule of Investments
Inflation Protection Fund
July 31, 2013 (unaudited)

	Principal				Principal
BONDS- 4.52%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Banks- 0.01%				Other Asset Backed Securities - 0.05%
HSBC USA Capital Trust I				Argent Securities Trust 2006-W3
7.81%, 12/15/2026(a)	$100	$96		0.31%, 04/25/2036(b)		$34		$13
				Asset-Backed Pass-Through Certificates Series
				2004-R2
Home Equity Asset Backed Securities - 0.01%				0.81%, 04/25/2034(b)		233		215
New Century Home Equity Loan Trust Series				Countrywide Asset-Backed Certificates
2005-1				1.32%, 12/25/2032 (b)		55		46
0.48%, 03/25/2035(b)	55	53
				Fannie Mae Grantor Trust 2004-T9
Option One Mortgage Loan Trust 2005-1				0.33%, 04/25/2035(b)		49		48
1.69%, 02/25/2035(b)	23	4
				Fannie Mae REMIC Trust 2003-W16
Option One Mortgage Loan Trust 2007-CP1				0.49%, 11/25/2033(b)		3		2
0.64%, 03/25/2037(b)	1,059	4
				Long Beach Mortgage Loan Trust 2004-2
		$61		0.72%, 06/25/2034(b)		150		138
Mortgage Backed Securities - 0.88%								$462
Alternative Loan Trust 2006-OA6
0.45%, 07/25/2046(b)	240	190		Sovereign - 3.57%
Alternative Loan Trust 2007-OA7				Italy Buoni Poliennali Del Tesoro
0.40%, 05/25/2047 (b)	2,421	733		2.10%, 09/15/2016	EUR	21,693		29,186
Bear Stearns ALT-A Trust 2007-2				2.15%, 09/15/2014		1,333		1,804
0.36%, 04/25/2037(b)	697	378						$30,990
CD 2006-CD3 Mortgage Trust				TOTAL BONDS				$39,260
0.48%, 10/15/2048(b)	23,048	22		U.S. GOVERNMENT & GOVERNMENT	Principal
CD 2007-CD4 Commercial Mortgage Trust				AGENCY OBLIGATIONS - 95.23%	Amount (000's)		Value	(000	's)
0.38%, 12/11/2049(a),(b)	6,469	71		U.S. Treasury Inflation-Indexed Obligations - 95.23%
Chase Mortgage Finance Trust Series 2007-				0.13%, 04/15/2016		$135,525		$139,718
A2				0.13%, 04/15/2017		27,155		28,062
2.80%, 07/25/2037(b)	185	182		0.13%, 04/15/2018		75,277		77,706
Commercial Mortgage Trust 2007-GG9				0.13%, 01/15/2022		36,622		36,230
0.30%, 03/10/2039(a),(b)	47,512	389		0.13%, 07/15/2022		14,886		14,690
Fannie Mae REMIC Trust 2004-W5				0.13%, 01/15/2023		69,313		67,569
0.64%, 02/25/2047(b)	49	49		0.38%, 07/15/2023		37,372		37,258
Fannie Mae REMIC Trust 2005-W2				0.50%, 04/15/2015		7,790		8,005
0.39%, 05/25/2035(b),(c)	42	42		0.63%, 07/15/2021		203		211
Fannie Mae REMICS				0.63%, 02/15/2043		20,796		17,251
0.44%, 03/25/2035(b)	11	11		0.75%, 02/15/2042		27,372		23,769
Freddie Mac REMICS				1.13%, 01/15/2021		41,003		44,239
0.49%, 02/15/2018(b)	34	34		1.25%, 07/15/2020		15,274		16,735
0.49%, 06/15/2018(b)	10	10		1.38%, 07/15/2018		6,049		6,658
0.59%, 09/15/2033(b)	79	79		1.38%, 01/15/2020		15,295		16,800
0.64%, 06/15/2023(b)	10	10		1.75%, 01/15/2028		23,823		26,699
G-FORCE 2005-RR2 LLC				1.88%, 07/15/2015		16,549		17,624
0.49%, 12/25/2039(a),(b),(c)	944	895		1.88%, 07/15/2019		11,555		13,123
Ginnie Mae				2.00%, 07/15/2014		2		2
0.54%, 10/20/2031(b)	31	31		2.00%, 01/15/2016		6,484		6,988
0.77%, 03/16/2047(b)	2,506	90		2.00%, 01/15/2026(d)		9,207		10,653
HomeBanc Mortgage Trust 2005-5				2.13%, 01/15/2019		3,649		4,152
0.53%, 01/25/2036(b)	613	484		2.13%, 02/15/2040		12,706		15,253
Impac CMB Trust Series 2004-5				2.13%, 02/15/2041		12,306		14,798
2.52%, 10/25/2034(b)	48	35		2.38%, 01/15/2025		40,258		48,225
Impac CMB Trust Series 2004-6				2.38%, 01/15/2027		15,513		18,687
1.17%, 10/25/2034(b)	28	23		2.50%, 07/15/2016		21,047		23,377
Impac CMB Trust Series 2005-1				2.50%, 01/15/2029		24,054		29,611
0.81%, 04/25/2035(b)	181	137		3.38%, 04/15/2032		2,291		3,214
Impac CMB Trust Series 2005-5				3.63%, 04/15/2028		19,616		27,205
0.96%, 08/25/2035(b)	37	16		3.88%, 04/15/2029		22,849		32,844
Impac CMB Trust Series 2007-A								$827,356
0.44%, 05/25/2037(b)	860	838
				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
JP Morgan Alternative Loan Trust				OBLIGATIONS				$827,356
0.34%, 03/25/2037(b)	1,102	878
				TOTAL PURCHASED INTEREST RATE SWAPTIONS -
Merrill Lynch Alternative Note Asset Trust				0.07%				$591
Series 2007-A3				Total Investments				$867,207
0.40%, 04/25/2037(b)	3,323	1,742
ML-CFC Commercial Mortgage Trust 2006-3				Other Assets in Excess of Liabilities, Net - 0.18%				$1,591
0.23%, 07/12/2046 (a),(b)	15,064	172		TOTAL NET ASSETS - 100.00%				$868,798
WaMu Mortgage Pass Through Certificates
0.41%, 08/25/2046(b)	149	21
0.56%, 01/25/2045(b)	103	89
		$7,651

See accompanying notes

Schedule of Investments Inflation Protection Fund July 31, 2013 (unaudited)

(a)			Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,623 or 0.19% of net assets.
(b)	Variable Rate. Rate shown is in effect at July 31, 2013.
(c)	Security is Illiquid
(d)			Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $862 or 0.10% of net assets.

	Portfolio Summary (unaudited)
Sector				Percent
Government				98.80%
Mortgage Securities				0.89%
Purchased Interest Rate Swaptions				0.07%
Asset Backed Securities				0.05%
Financial				0.01%
Other Assets in Excess of Liabilities, Net				0.18%
TOTAL NET ASSETS				100.00%

Foreign Currency Contracts

Foreign Currency Sale			Delivery Date		Contracts to Deliver		In Exchange For		Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Euro	Bank of America NA			08/22/2013	2,183,000			$2,901	$2,904	$(3)
Total										$(3)

Amounts in thousands except contracts

Futures Contracts

Type			Long/Short	Contracts			Notional Value	Fair Value		Unrealized Appreciation/(Depreciation)
UK 10 Year Gilt; September 2013			Short	80		$13,842	$		13,713	$129
US 10 Year Note; September 2013			Long	212		26,762			26,805	43
US 2 Year Note; September 2013			Short	104		22,925			22,913	12
US 5 Year Note; September 2013			Long	163		19,734			19,783	49
US Long Bond; September 2013			Short	115		16,163			15,417	746
US Ultra Bond; September 2013			Short	78		11,123			11,252	(129)
Total										$850

Amounts in thousands except contracts

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Fair Value		Upfront Premiums Paid/(Received)		Unrealized Appreciation/(Depreciation)
Barclays Bank PLC	3 Month LIBOR	Receive	2.48%	07/09/2042	$2,000		$437		$—	$437
Barclays Bank PLC	3 Month LIBOR	Receive	2.85%	01/11/2043	1,200		178		—	178
Barclays Bank PLC	3 Month LIBOR	Receive	2.58%	11/29/2042	4,100		823		—	823
Barclays Bank PLC	3 Month LIBOR	Pay	1.98%	03/07/2023	2,600		(168)		—	(168)
Barclays Bank PLC	3 Month LIBOR	Pay	2.50%	03/17/2024	7,200		(357)		—	(357)
Total							$913		$—	$913

Amounts in thousands

Exchange Cleared Interest Rate Swaps

	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Fair Value		Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Pay	2.42%	06/14/2023	$2,900		$(90)	$		(90)
	3 Month LIBOR	Receive	2.88%	07/12/2023	11,000		(107)			(107)
	3 Month LIBOR	Receive	1.54%	08/01/2018	21,100		20			19
Total							$(177)	$		(178)

Amounts in thousands

See accompanying notes

Schedule of Investments Inflation Protection Fund July 31, 2013 (unaudited)

Interest Rate Swaptions

Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value		Unrealized Appreciation/(Depreciation)
Put - 10 Year Interest Barclays Bank PLC		3 Month	Receive	4.25%	02/09/2016	$14,700	$660	$591		$(69)
Rate Swap		LIBOR
Total							$660	$591		$(69)

Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - 5 Year Interest Barclays Bank PLC		3 Month	Receive	1.50%	11/13/2013	$49,600	$(198)	$(166	) $	32
Rate Swap		LIBOR
Call - 5 Year Interest Barclays Bank PLC		3 Month	Receive	1.40%	02/14/2015	40,000	(318)	(99)		219
Rate Swap		LIBOR
Call - 5 Year Interest Barclays Bank PLC		3 Month	Receive	1.35%	12/09/2013	18,600	(31)	(29)		2
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Pay	2.00%	12/09/2013	18,600	(60)	(124)		(64)
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Pay	2.00%	11/13/2013	49,600	(313)	(250)		63
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Pay	2.40%	02/14/2015	40,000	(570)	(1,107)		(537)
Rate Swap		LIBOR
Total							$(1,490)	$(1,775	) $	(285)

Amounts in thousands

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
July 31, 2013 (unaudited)

COMMON STOCKS - 95.11%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 1.22%			Computers - 0.31%
ITC Ltd	2,391,384	$13,445	Chicony Electronics Co Ltd	2,130,990		$5,106
Souza Cruz SA	567,100	6,799
		$20,244	Distribution & Wholesale - 0.02%
Apparel - 0.68%			Aygaz AS	61,302		280
Eclat Textile Co Ltd	385,000	2,962
Grendene SA	329,700	3,088	Diversified Financial Services - 4.86%
Makalot Industrial Co Ltd	957,000	5,231	Fubon Financial Holding Co Ltd	9,308,000		13,067
		$11,281	Hana Financial Group Inc	461,480		14,780
Automobile Manufacturers - 3.90%			Indiabulls Housing Finance Ltd (b)	2,022,628		6,934
Great Wall Motor Co Ltd	2,906,500	13,565	KB Financial Group Inc	506,950		16,035
Hyundai Motor Co	120,909	25,538	Malaysia Building Society	432,695		413
Kia Motors Corp	347,288	19,664	Mega Financial Holding Co Ltd	13,171,000		11,000
UMW Holdings Bhd	1,377,000	5,888	Rural Electrification Corp Ltd	99,506		259
		$64,655	SinoPac Financial Holdings Co Ltd	35,935,543		18,094
						$80,582
Automobile Parts & Equipment - 1.92%
Halla Visteon Climate Control Corp	159,050	4,714	Electric - 2.22%
Hyundai Mobis	57,930	14,122	Huaneng Power International Inc	7,460,000		7,779
Kenda Rubber Industrial Co Ltd	2,140,000	5,526	NTPC Ltd	1,475,709		3,174
Xinyi Glass Holdings Ltd	8,160,000	7,464	Tenaga Nasional BHD	9,435,700		25,867
		$31,826				$36,820
Banks - 12.70%			Electrical Components & Equipment - 0.65%
AMMB Holdings Bhd	4,436,200	10,710	Delta Electronics Inc	1,831,000		8,882
Banco de Chile	37,096,533	5,292	LG Electronics Inc	29,633		1,922
Banco do Brasil SA	769,105	7,734				$10,804
Bangkok Bank PCL	1,205,500	8,053	Electronics - 1.86%
Bank of China Ltd	46,947,400	19,657	Hon Hai Precision Industry Co Ltd	1,267,374		3,282
Bank Rakyat Indonesia Persero Tbk PT	7,670,770	6,147	Kinsus Interconnect Technology Corp	2,561,000		9,119
China Construction Bank Corp	41,236,722	30,746	Merry Electronics Co Ltd	1,472,840		3,203
Credicorp Ltd	94,296	11,201	Pegatron Corp	5,230,000		7,721
FirstRand Ltd	3,820,796	11,462	Phison Electronics Corp	994,000		7,409
Grupo Financiero Banorte SAB de CV	1,778,400	11,218				$30,734
HDFC Bank Ltd ADR	46,254	1,522
ICICI Bank Ltd ADR	436,861	14,320	Engineering & Construction - 1.52%
Industrial & Commercial Bank of China Ltd	22,288,335	14,639	China Railway Construction Corp Ltd	10,760,158		10,937
Krung Thai Bank PCL	10,980,000	6,177	Daelim Industrial Co Ltd	117,151		9,260
Malayan Banking Bhd	6,010,100	18,999	Grupo Aeroportuario del Sureste SAB de CV	420,246		4,984
Sberbank of Russia	6,979,693	20,056				$25,181
Turkiye Halk Bankasi AS	669,612	5,030
Turkiye Is Bankasi	2,798,091	7,411	Food - 3.13%
		$210,374	Cia Brasileira de Distribuicao Grupo Pao de	190,329		8,491
			Acucar ADR
Beverages - 2.50%			Cosan SA Industria e Comercio	227,529		4,311
Arca Continental SAB de CV	1,018,900	7,629	Eurocash SA	219,488		4,080
Cia de Bebidas das Americas ADR	435,052	16,436	JBS SA	2,779,130		7,894
Fomento Economico Mexicano SAB de CV	75,751	7,537	Magnit OJSC	288,225		16,583
ADR			Uni-President Enterprises Corp	5,072,000		10,345
Fomento Economico Mexicano SAB de CV	32,300	322	Vigor Alimentos SA (c)	50,032		138
Tata Global Beverages Ltd	1,240,030	3,252				$51,842
Thai Beverage PCL	14,551,000	6,184
		$41,360	Forest Products & Paper - 0.65%
			Mondi PLC	722,805		10,770
Building Materials - 0.49%
Anhui Conch Cement Co Ltd	1,628,000	4,811
Semen Indonesia Persero Tbk PT	2,186,000	3,233	Gas - 1.23%
			China Oil & Gas Group Ltd	2,540,000		458
		$8,044	ENN Energy Holdings Ltd	1,152,000		6,376
Chemicals - 2.69%			Perusahaan Gas Negara Persero Tbk PT	23,655,000		13,585
LG Chem Ltd	33,117	8,306				$20,419
Nan Ya Plastics Corp	2,745,000	5,765
PTT Global Chemical PCL (a)	4,844,900	10,222	Healthcare - Services - 0.26%
Sasol Ltd	441,262	20,273	Mediclinic International Ltd	613,071		4,275
		$44,566
			Holding Companies - Diversified - 1.38%
Commercial Services - 1.98%			Alfa SAB de CV	4,084,770		10,410
Kroton Educacional SA	1,181,000	16,721	KOC Holding AS	2,809,128		12,387
OHL Mexico SAB de CV (b)	4,500,515	11,870
WuXi PharmaTech Cayman Inc ADR(b)	193,053	4,286				$22,797
		$32,877	Home Builders - 0.24%
			Quality Houses PCL (a)	46,134,117		4,002

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Home Furnishings - 0.80%			Pharmaceuticals (continued)
LG Corp	180,436	$10,486	Sun Pharmaceutical Industries Ltd	1,278,494	$11,874
TCL Multimedia Technology Holdings Ltd	4,858,000	2,754			$18,806
		$13,240	Pipelines - 0.33%
Insurance - 4.01%			China Gas Holdings Ltd	4,878,000	5,511
BB Seguridade Participacoes SA (b)	802,040	6,483
Cathay Financial Holding Co Ltd	11,915,000	17,311
Cathay Financial Holding Co Ltd - Rights	299,838	76	Real Estate - 1.30%
(a),(b),(c)			Country Garden Holdings Co Ltd	17,877,000	10,103
Liberty Holdings Ltd	294,084	3,645	Shimao Property Holdings Ltd	5,416,500	11,382
Ping An Insurance Group Co of China Ltd	1,062,000	6,869			$21,485
Porto Seguro SA	318,000	3,567	REITS - 0.61%
Powszechny Zaklad Ubezpieczen SA	118,635	16,841	Fibra Uno Administracion SA de CV	3,152,672	10,071
Sanlam Ltd	2,409,523	11,579
		$66,371	Retail - 0.14%
Internet - 1.76%			GS Home Shopping Inc	1,748	386
Tencent Holdings Ltd	642,900	29,103	Lotte Shopping Co Ltd	6,117	1,912
					$2,298
Iron & Steel - 1.20%			Semiconductors - 7.94%
Hyundai Steel Co	53,295	3,245	Chipbond Technology Corp	1,369,000	3,016
Kumba Iron Ore Ltd	175,406	7,767	King Yuan Electronics Co Ltd	561,000	374
POSCO ADR	108,142	7,752	MediaTek Inc	591,000	7,095
POSCO	2,150	617	Samsung Electronics Co Ltd	58,638	66,819
Vale SA ADR	38,179	524	SK Hynix Inc (b)	482,500	11,672
		$19,905	Taiwan Semiconductor Manufacturing Co Ltd	12,508,685	42,538
Leisure Products & Services - 0.58%					$131,514
Merida Industry Co Ltd	1,440,100	9,603	Software - 1.33%
			HCL Technologies Ltd	869,099	13,398
Machinery - Diversified - 0.03%			Tech Mahindra Ltd	421,480	8,627
Teco Electric and Machinery Co Ltd	396,000	431			$22,025
			Telecommunications - 10.87%
Media - 1.89%			Advanced Info Service PCL	1,425,700	12,645
Grupo Televisa SAB ADR	395,758	10,725	America Movil SAB de CV ADR	867,344	18,197
Naspers Ltd	245,918	20,567	China Mobile Ltd	3,016,093	32,085
		$31,292	China Telecom Corp Ltd	23,954,000	11,896
			China Wireless Technologies Ltd	8,804,000	2,833
Mining - 1.43%			Chunghwa Telecom Co Ltd	189,000	604
Grupo Mexico SAB de CV	3,402,200	10,444	ENTEL Chile SA	243,906	4,030
MMC Norilsk Nickel OJSC ADR	335,223	4,495	Far EasTone Telecommunications Co Ltd	2,313,000	5,885
Southern Copper Corp	152,361	3,972	Idea Cellular Ltd (b)	2,834,940	7,869
Sterlite Industries India Ltd ADR	936,662	4,712	MegaFon OAO	285,543	9,074
		$23,623	MTN Group Ltd	957,563	17,927
			Partron Co Ltd	178,668	2,633
Miscellaneous Manufacturing - 0.64%			SK Telecom Co Ltd	85,797	16,810
Largan Precision Co Ltd	245,000	8,508	Taiwan Mobile Co Ltd	3,802,000	13,812
Sunny Optical Technology Group Co Ltd	2,144,000	2,144	Telekomunikasi Indonesia Persero Tbk PT	14,103,500	16,316
		$10,652	VimpelCom Ltd ADR	750,520	7,513
Oil & Gas - 12.21%					$180,129
China Petroleum & Chemical Corp	10,435,978	7,751
CNOOC Ltd	13,066,000	23,615	Water - 0.50%
			Cia de Saneamento Basico do Estado de Sao	805,300	8,256
Ecopetrol SA ADR	152,532	6,954	Paulo
Gazprom OAO ADR	2,615,284	20,268
Lukoil OAO ADR	377,544	22,275
NovaTek OAO	99,778	11,576	TOTAL COMMON STOCKS		$1,575,430
Oil & Natural Gas Corp Ltd	1,468,440	7,015	PREFERRED STOCKS - 3.09%	Shares Held	Value(000	's)
PetroChina Co Ltd	11,104,973	12,972	Banks - 1.63%
Petroleo Brasileiro SA ADR	1,305,126	17,802	Banco Bradesco SA	976,440	11,890
Polski Koncern Naftowy Orlen S.A.	486,460	6,604	Itau Unibanco Holding SA	1,174,294	15,030
Reliance Industries Ltd	1,457,357	20,880			$26,920
Rosneft OAO	768,539	5,430
SK Holdings Co Ltd	77,787	12,220	Iron & Steel - 0.82%
SK Innovation Co Ltd	36,450	4,928	Vale SA	1,093,950	13,537
Tatneft OAO ADR	309,110	11,384
Thai Oil PCL (a)	5,443,900	10,602	Telecommunications - 0.64%
		$202,276	Telefonica Brasil SA	496,949	10,600
Pharmaceuticals - 1.13%
Lupin Ltd	483,893	6,932	TOTAL PREFERRED STOCKS		$51,057

See accompanying notes

Schedule of Investments International Emerging Markets Fund July 31, 2013 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 1.62%	Amount (000's)	Value (000's)

Banks - 1.62%
Investment in Joint Trading Account; Credit	$5,264	$5,264
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $5,369,309; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	10,645	10,645
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $10,857,935; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	6,141	6,141
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $6,264,193; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)
Investment in Joint Trading Account; Merrill	4,802	4,802
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $4,897,585; 0.25% - 3.13%;
dated 07/31/15 - 02/15/43)
		$26,852
TOTAL REPURCHASE AGREEMENTS		$26,852
Total Investments		$1,653,339
Other Assets in Excess of Liabilities, Net - 0.18%		$3,064
TOTAL NET ASSETS - 100.00%		$1,656,403

(a)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $24,902 or 1.50% of net assets.
(b) Non-Income Producing Security
(c) Security is Illiquid

Portfolio Summary (unaudited)
Country		Percent
Korea, Republic Of		15.32%
Taiwan, Province Of China		13.64%
China		13.62%
Brazil		9.63%
India		7.49%
Russian Federation		7.31%
Mexico		6.25%
South Africa		5.88%
Malaysia		3.73%
Thailand		3.48%
Hong Kong		3.28%
Indonesia		2.38%
United States		1.86%
Poland		1.67%
Turkey		1.52%
Peru		0.68%
United Kingdom		0.65%
Chile		0.56%
Netherlands		0.45%
Colombia		0.42%
Other Assets in Excess of Liabilities, Net		0.18%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2013 (unaudited)

PREFERRED STOCKS - 0.29%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Automobile Manufacturers - 0.26%				Automobile Manufacturers (continued)
Bayerische Motoren Werke AG	538	$41		Honda Motor Co Ltd	30,600		$1,133
Porsche Automobil Holding SE	1,064	90		Hyundai Motor Co	32,902		6,950
Volkswagen AG	6,174	1,465		Isuzu Motors Ltd	8,000		57
		$1,596		Mazda Motor Corp (a)	17,000		71
				Mitsubishi Motors Corp (a)	4,000		53
Consumer Products - 0.02%				Nissan Motor Co Ltd	64,500		673
Henkel AG & Co KGaA	1,536	150		Renault SA	8,236		649
				Scania AB	3,192		67
Media - 0.01%				Suzuki Motor Corp	294,200		7,034
ProSiebenSat.1 Media AG	1,042	42		Toyota Motor Corp	48,772		2,968
				Volkswagen AG	294		67
				Volvo AB - B Shares	11,273		166
Oil & Gas - 0.00%							$27,023
Fuchs Petrolub SE	344	26
				Automobile Parts & Equipment - 0.40%
TOTAL PREFERRED STOCKS		$1,814		Aisin Seiki Co Ltd	1,800		71
COMMON STOCKS - 96.33%	Shares Held	Value(000	's)	Bridgestone Corp	18,700		662
				Cie Generale des Etablissements Michelin	1,238		124
Advertising - 1.04%				Continental AG	765		121
Dentsu Inc	4,400	140		Denso Corp	3,200		145
Hakuhodo DY Holdings Inc	240	16		GKN PLC	16,769		89
JCDecaux SA	646	21		JTEKT Corp	19,400		243
Publicis Groupe SA	4,661	376		Koito Manufacturing Co Ltd	1,000		19
WPP PLC	328,073	5,923		NGK Insulators Ltd	3,000		40
		$6,476		NGK Spark Plug Co Ltd	2,000		40
Aerospace & Defense - 1.61%				NHK Spring Co Ltd	1,600		19
BAE Systems PLC	21,897	148		NOK Corp	900		14
Cobham PLC	10,828	47		Nokian Renkaat OYJ	1,090		48
European Aeronautic Defence and Space Co	3,937	236		Stanley Electric Co Ltd	1,300		25
NV				Sumitomo Electric Industries Ltd	39,700		536
Finmeccanica SpA (a)	48,400	253		Sumitomo Rubber Industries Ltd	10,200		169
IHI Corp	13,000	55		Toyoda Gosei Co Ltd	600		15
Meggitt PLC	33,081	276		Toyota Boshoku Corp	600		9
Rolls-Royce Holdings PLC (a)	42,613	760		Toyota Industries Corp	1,700		70
Safran SA	139,373	8,185		Yokohama Rubber Co Ltd/The	2,000		20
Thales SA	914	47					$2,479
Zodiac Aerospace	342	50		Banks - 15.69%
		$10,057		Australia & New Zealand Banking Group Ltd	83,835		2,240
Agriculture - 0.68%				Banco Bilbao Vizcaya Argentaria SA	519,263		4,924
British American Tobacco PLC	39,559	2,111		Banco Santander SA	64,320		471
Golden Agri-Resources Ltd	73,640	30		Bank Hapoalim BM	10,598		51
Imperial Tobacco Group PLC	28,304	950		Bank Leumi Le-Israel BM (a)	12,574		42
Japan Tobacco Inc	33,600	1,173		Bank of East Asia Ltd	12,200		46
		$4,264		Bank of Kyoto Ltd/The	3,000		24
				Bank of Yokohama Ltd/The	12,000		66
Airlines - 0.08%				Barclays PLC	1,558,980		6,811
ANA Holdings Inc	11,000	23		Bendigo and Adelaide Bank Ltd	3,951		38
Cathay Pacific Airways Ltd	99,000	183		BNP Paribas SA	150,716		9,772
Deutsche Lufthansa AG (a)	2,308	46		BOC Hong Kong Holdings Ltd	26,000		82
easyJet PLC	1,537	33		Chiba Bank Ltd/The	7,000		48
International Consolidated Airlines Group SA	9,313	41		Commonwealth Bank of Australia	9,575		638
(a)				Credit Agricole SA (a)	6,320		60
Japan Airlines Co Ltd	2,800	149		Credit Suisse Group AG (a)	39,595		1,163
Singapore Airlines Ltd	5,000	40		Danske Bank A/S (a)	4,215		78
		$515		DBS Group Holdings Ltd	329,251		4,321
				Deutsche Bank AG	165,243		7,455
Apparel - 1.43%				DNB ASA	452,479		7,527
Adidas AG	67,773	7,554
Burberry Group PLC	3,072	72		Erste Group Bank AG	7,871		239
Christian Dior SA	1,379	244		Fukuoka Financial Group Inc	7,000		31
LVMH Moet Hennessy Louis Vuitton SA	5,465	995		Grupo Financiero Banorte SAB de CV	154,395		974
Yue Yuen Industrial Holdings Ltd	8,000	22		Hachijuni Bank Ltd/The	4,000		23
				Hang Seng Bank Ltd	5,200		80
		$8,887		Hiroshima Bank Ltd/The	5,000		21
Automobile Manufacturers - 4.33%				Hokuhoku Financial Group Inc	11,000		21
Bayerische Motoren Werke AG	2,301	225		HSBC Holdings PLC	973,555		11,053
Daihatsu Motor Co Ltd	2,000	44		Intesa Sanpaolo SpA	69,177		132
Daimler AG	89,125	6,183		Iyo Bank Ltd/The	3,000		29
Fiat Industrial SpA	5,766	71		Joyo Bank Ltd/The	6,000		32
Fuji Heavy Industries Ltd	23,000	566		KBC Groep NV	19,865		800
Hino Motors Ltd	3,000	46		Lloyds Banking Group PLC (a)	856,390		892

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Chemicals (continued)
Mitsubishi UFJ Financial Group Inc	219,300	$1,360		Asahi Kasei Corp	41,000		$259
Mizrahi Tefahot Bank Ltd (a)	1,251	13		BASF SE	6,656		590
Mizuho Financial Group Inc	154,979	322		Brenntag AG	2,399		395
National Australia Bank Ltd	16,705	469		Croda International PLC	4,858		186
Natixis	9,069	46		Daicel Corp	3,000		26
Nordea Bank AB	83,274	1,056		EMS-Chemie Holding AG	82		29
Oversea-Chinese Banking Corp Ltd	17,001	141		Givaudan SA (a)	60		83
Pohjola Bank PLC	1,390	24		Hitachi Chemical Co Ltd	1,000		17
Resona Holdings Inc	12,800	63		Incitec Pivot Ltd	16,351		39
Royal Bank of Scotland Group PLC (a)	12,679	61		Israel Chemicals Ltd	4,471		36
Sberbank of Russia ADR	430,365	4,962		Johnson Matthey PLC	10,237		442
Shinsei Bank Ltd	222,000	492		JSR Corp	8,700		157
Shizuoka Bank Ltd/The	5,000	54		K+S AG	1,729		43
Skandinaviska Enskilda Banken AB	9,791	108		Kaneka Corp	3,000		20
Societe Generale SA	15,163	610		Kansai Paint Co Ltd	2,000		26
Standard Chartered PLC	57,089	1,324		Koninklijke DSM NV	5,720		402
Sumitomo Mitsui Financial Group Inc	279,200	12,756		Kuraray Co Ltd	3,400		46
Sumitomo Mitsui Trust Holdings Inc	116,250	535		Lanxess AG	7,670		480
Suruga Bank Ltd	2,000	35		Linde AG	4,940		952
Svenska Handelsbanken AB	11,348	514		Mitsubishi Chemical Holdings Corp	13,000		61
Swedbank AB	28,625	690		Mitsubishi Gas Chemical Co Inc	25,000		184
Toronto-Dominion Bank/The	77,280	6,513		Mitsui Chemicals Inc	8,000		18
UBS AG (a)	123,065	2,423		Nitto Denko Corp	8,800		496
UniCredit SpA	30,258	165		Shin-Etsu Chemical Co Ltd	7,900		492
United Overseas Bank Ltd	55,805	942		Showa Denko KK	15,000		20
Westpac Banking Corp	63,539	1,763		Solvay SA	591		80
Wing Hang Bank Ltd	19,174	178		Sumitomo Chemical Co Ltd	14,000		46
Yamaguchi Financial Group Inc	2,000	19		Symrise AG	157,515		6,802
		$97,822		Syngenta AG	17,904		7,079
				Yara International ASA	1,714		77
Beverages - 3.19%							$27,050
Anheuser-Busch InBev NV	19,031	1,830
Asahi Group Holdings Ltd	2,500	64		Commercial Services - 2.54%
Carlsberg A/S	637	63		Abertis Infraestructuras SA	3,681		68
Diageo PLC	268,047	8,400		Adecco SA (a)	1,330		85
Heineken Holding NV	1,012	64		Atlantia SpA	3,208		61
Heineken NV	112,574	7,907		Brambles Ltd	798,459		6,510
Kirin Holdings Co Ltd	5,000	74		Bunzl PLC	10,933		234
Pernod-Ricard SA	3,466	414		Bureau Veritas SA	2,224		66
SABMiller PLC	20,940	1,026		Capita PLC	427,910		6,798
Treasury Wine Estates Ltd	6,274	27		Dai Nippon Printing Co Ltd	6,000		53
		$19,869		Experian PLC	25,927		486
Biotechnology - 0.24%				Intertek Group PLC	2,600		120
Amarin Corp PLC ADR(a)	27,000	147		Randstad Holding NV	7,509		363
				Secom Co Ltd	1,300		72
CSL Ltd	22,761	1,351		Securitas AB	3,144		31
		$1,498		Serco Group PLC	31,418		301
Building Materials - 1.66%				SGS SA	166		375
Asahi Glass Co Ltd	49,000	317		Sodexo	1,600		146
Boral Ltd	7,693	29		Toppan Printing Co Ltd	5,000		34
Cie de St-Gobain	2,376	110		Transurban Group	7,849		48
CRH PLC	4,324	91					$15,851
Daikin Industries Ltd	5,500	228		Computers - 0.09%
Fletcher Building Ltd	6,874	45		AtoS	2,760		208
Geberit AG	249	67		Cap Gemini SA	1,542		84
HeidelbergCement AG	111,463	8,587		Computershare Ltd	4,462		39
Holcim Ltd (a)	1,660	120
				NTT Data Corp	12		43
Imerys SA	339	22		TDK Corp	5,600		202
James Hardie Industries PLC	27,346	227					$576
Lafarge SA	5,511	353
LIXIL Group Corp	2,700	63		Consumer Products - 0.24%
Rinnai Corp	400	29		Henkel AG & Co KGaA	4,382		363
Sika AG	21	59		Reckitt Benckiser Group PLC	15,674		1,116
TOTO Ltd	3,000	31					$1,479
		$10,378		Cosmetics & Personal Care - 1.29%
Chemicals - 4.34%				Beiersdorf AG	4,518		418
Air Liquide SA	2,245	298		Kao Corp	3,500		112
Air Water Inc	1,000	15		L'Oreal SA	44,175		7,405
Akzo Nobel NV	1,421	87		Shiseido Co Ltd	3,500		54
Arkema SA	70,518	7,067

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Cosmetics & Personal Care (continued)				Electrical Components & Equipment (continued)
Unicharm Corp	1,100	$58		Schneider Electric SA	126,831		$10,103
		$8,047					$18,237
Distribution & Wholesale - 0.22%				Electronics - 0.49%
ITOCHU Corp	32,700	388		AAC Technologies Holdings Inc	41,000		191
Jardine Cycle & Carriage Ltd	1,000	32		Hirose Electric Co Ltd	300		40
Marubeni Corp	10,000	70		Hoya Corp	2,500		54
Mitsubishi Corp	9,500	173		Keyence Corp	270		88
Mitsui & Co Ltd	11,733	157		Koninklijke Philips NV	34,435		1,101
Sojitz Corp	12,600	21		Kyocera Corp	3,800		385
Sumitomo Corp	7,500	100		Murata Manufacturing Co Ltd	6,200		426
Toyota Tsusho Corp	2,100	56		NEC Corp	27,000		61
Wolseley PLC	8,333	399		Nippon Electric Glass Co Ltd	3,000		16
		$1,396		Omron Corp	7,800		241
				Rexel SA	1,502		37
Diversified Financial Services - 1.62%				Toshiba Corp	96,000		415
Aberdeen Asset Management PLC	8,939	52		Yaskawa Electric Corp	2,000		24
ASX Ltd	1,942	61					$3,079
Credit Saison Co Ltd	9,700	217
Daiwa Securities Group Inc	11,000	93		Energy - Alternate Sources - 0.01%
Deutsche Boerse AG	1,220	86		Enel Green Power SpA	17,568		39
Hong Kong Exchanges and Clearing Ltd	7,764	121
Investec PLC	5,468	37
Julius Baer Group Ltd (a)	155,249	7,067		Engineering & Construction - 0.31%
				ABB Ltd (a)	14,814		327
London Stock Exchange Group PLC	1,708	41		Acciona SA	257		12
Macquarie Group Ltd	9,248	365
Mitsubishi UFJ Lease & Finance Co Ltd	51,600	264		ACS Actividades de Construccion y Servicios	1,412		41
				SA
Nomura Holdings Inc	55,800	424		Aeroports de Paris	297		31
Old Mutual PLC	33,965	100
ORIX Corp	67,200	997		Aker Solutions ASA	1,650		25
				Auckland International Airport Ltd	9,295		23
Partners Group Holding AG	292	77		Bouygues SA	1,897		55
Schroders PLC	1,156	43
Singapore Exchange Ltd	9,000	54		Cheung Kong Infrastructure Holdings Ltd	19,000		131
				Chiyoda Corp	2,000		24
		$10,099		Ferrovial SA	4,050		69
Electric - 0.68%				Hochtief AG	308		23
AGL Energy Ltd	5,333	70		Kajima Corp	9,000		32
Chubu Electric Power Co Inc	4,300	60		Koninklijke Boskalis Westminster NV	763		29
Chugoku Electric Power Co Inc/The	3,000	44		Leighton Holdings Ltd	1,523		23
CLP Holdings Ltd	11,663	97		Obayashi Corp	7,000		37
Contact Energy Ltd	3,697	16		Sembcorp Industries Ltd	48,000		192
E.ON SE	12,075	205		Shimizu Corp	6,000		25
EDP - Energias de Portugal SA	19,160	68		Singapore Technologies Engineering Ltd	15,000		50
Electric Power Development Co Ltd	1,100	36		Skanska AB	3,815		72
Electricite de France SA	2,413	71		Sydney Airport	2,964		9
Enel SpA	233,034	780		Taisei Corp	10,000		39
Fortum OYJ	3,053	60		Vinci SA	11,165		604
GDF Suez	8,895	187		WorleyParsons Ltd	2,074		41
Hokuriku Electric Power Co	1,700	24					$1,914
Iberdrola SA	32,640	181
Kansai Electric Power Co Inc/The	61,800	755		Entertainment - 0.08%
Kyushu Electric Power Co Inc	4,100	57		OPAP SA	2,164		19
				Tabcorp Holdings Ltd	7,369		22
Origin Energy Ltd	6,510	70		Tatts Group Ltd	66,319		190
Power Assets Holdings Ltd	9,500	85
Red Electrica Corp SA	1,086	61		Toho Co Ltd/Tokyo	1,200		25
RWE AG	3,281	99		William Hill PLC	29,686		220
Shikoku Electric Power Co Inc	1,700	30					$476
SP AusNet	156,873	166		Environmental Control - 0.00%
Spark Infrastructure Group	117,265	188		Kurita Water Industries Ltd	1,200		24
SSE PLC	30,419	728
Tokyo Electric Power Co Inc (a)	14,400	88
Verbund AG	684	13		Food - 4.18%
		$4,239		Ajinomoto Co Inc	21,000		293
				Aryzta AG (a)	845		52
Electrical Components & Equipment - 2.92%				Associated British Foods PLC	8,829		261
Brother Industries Ltd	2,400	27		Calbee Inc	200		19
Furukawa Electric Co Ltd	6,000	14		Carrefour SA	22,929		702
Hitachi Ltd	1,112,000	7,450		Casino Guichard Perrachon SA	565		58
Legrand SA	10,897	565		Colruyt SA	756		43
Mabuchi Motor Co Ltd	300	15		Danone SA	3,453		274
Osram Licht AG (a)	537	21		Delhaize Group SA	1,023		68
Prysmian SpA	2,046	42

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Food (continued)				Healthcare - Services (continued)
Distribuidora Internacional de Alimentacion	6,138	$51		Ramsay Health Care Ltd	1,319		$44
SA				Sonic Healthcare Ltd	3,648		47
J Sainsbury PLC	12,322	74					$194
Kerry Group PLC	890	55
Kesko OYJ	617	19		Holding Companies - Diversified - 2.34%
Kikkoman Corp	2,000	34		Exor SpA	621		20
Koninklijke Ahold NV	33,970	560		GEA Group AG	166,806		6,894
Lindt & Spruengli AG - PC	8	31		Hutchison Whampoa Ltd	14,000		158
Metcash Ltd	8,841	27		Industrivarden AB	1,182		21
Nestle SA	160,871	10,888		Jardine Strategic Holdings Ltd	201,637		6,936
Nippon Meat Packers Inc	2,000	31		Keppel Corp Ltd	8,100		66
Nisshin Seifun Group Inc	1,500	17		Noble Group Ltd	224,839		158
Nissin Foods Holdings Co Ltd	500	20		NWS Holdings Ltd	14,000		21
Olam International Ltd	14,000	19		Swire Pacific Ltd	19,500		230
Seven & I Holdings Co Ltd	217,800	8,204		Wharf Holdings Ltd	11,000		95
Suedzucker AG	819	27					$14,599
Tate & Lyle PLC	4,680	60		Home Builders - 0.99%
Tesco PLC	82,127	459		Daiwa House Industry Co Ltd	3,000		55
Toyo Suisan Kaisha Ltd	1,000	31		Persimmon PLC (a)	2,936		55
Unilever NV - CVA	38,591	1,549		Sekisui Chemical Co Ltd	580,000		5,814
Unilever PLC	19,435	789		Sekisui House Ltd	5,000		65
Wilmar International Ltd	20,000	50		Taylor Wimpey PLC	118,100		191
WM Morrison Supermarkets PLC	19,031	84					$6,180
Woolworths Ltd	38,160	1,143
Yakult Honsha Co Ltd	1,000	47		Home Furnishings - 0.04%
		$26,039		Matsushita Electric Industrial Co Ltd	13,100		116
				Sony Corp	6,600		139
Food Service - 0.03%							$255
Compass Group PLC	12,780	175
				Insurance - 5.04%
				Aegon NV	99,721		768
Forest Products & Paper - 0.12%				Ageas	9,614		385
Oji Holdings Corp	8,000	34		AIA Group Ltd	2,184,400		10,340
Stora Enso OYJ	5,533	41		Allianz SE	10,424		1,624
Svenska Cellulosa AB	25,526	675		AMP Ltd	17,487		71
		$750		Assicurazioni Generali SpA	6,967		138
Gas - 1.34%				Aviva PLC	17,576		99
Centrica PLC	1,245,954	7,407		AXA SA	12,274		271
Enagas SA	11,472	283		Baloise Holding AG	477		52
Gas Natural SDG SA	3,516	72		CNP Assurances	1,559		26
Hong Kong & China Gas Co Ltd	39,841	102		Dai-ichi Life Insurance Co Ltd/The	50		68
National Grid PLC	21,806	261		Gjensidige Forsikring ASA	2,008		31
Osaka Gas Co Ltd	18,000	76		Hannover Rueckversicherung SE	605		45
Snam SpA	13,945	66		ING Groep NV (a)	22,855		233
Toho Gas Co Ltd	4,000	20		Insurance Australia Group Ltd	15,119		79
Tokyo Gas Co Ltd	17,000	94		Legal & General Group PLC	203,727		598
		$8,381		MS&AD Insurance Group Holdings	21,260		550
				Muenchener Rueckversicherungs AG	1,244		247
Hand & Machine Tools - 1.42%				Prudential PLC	375,062		6,661
Fuji Electric Co Ltd	6,000	22		QBE Insurance Group Ltd	8,351		123
Makita Corp	4,000	208		RSA Insurance Group PLC	36,047		69
Sandvik AB	6,760	86		Sampo	12,908		565
Schindler Holding AG - PC	2,343	335		SCOR SE	1,638		52
SMC Corp/Japan	38,800	8,206		Standard Life PLC	17,832		103
THK Co Ltd	1,200	25		Suncorp Group Ltd	42,207		486
		$8,882		Swiss Life Holding AG (a)	311		56
				Swiss Re AG	6,804		543
Healthcare - Products - 1.11%				Tokio Marine Holdings Inc	13,566		433
Coloplast A/S	1,143	67		Tryg A/S	246		22
Essilor International SA	53,083	5,941		Zurich Insurance Group AG (a)	24,883		6,703
Fresenius SE & Co KGaA	3,643	458
Luxottica Group SpA	1,145	61					$31,441
Olympus Corp (a)	7,200	220		Internet - 0.19%
Shimadzu Corp	2,000	16		Dena Co Ltd	1,100		21
Smith & Nephew PLC	5,506	65		Iliad SA	229		54
Sysmex Corp	700	45		Rakuten Inc	41,100		554
Terumo Corp	1,500	76		SBI Holdings Inc/Japan	2,300		24
		$6,949		Seek Ltd	3,111		26
				Trend Micro Inc/Japan	1,000		33
Healthcare - Services - 0.03%				United Internet AG	971		32
Fresenius Medical Care AG & Co KGaA	1,261	79
Miraca Holdings Inc	500	24

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Media (continued)
Yahoo Japan Corp	812	$432		Reed Elsevier NV	4,961		$95
		$1,176		Reed Elsevier PLC	21,045		272
				RTL Group SA	2,100		188
Investment Companies - 0.02%				Singapore Press Holdings Ltd	15,000		52
Delek Group Ltd	46	13		Sky Deutschland AG (a)	23,500		184
Eurazeo	15	1		Wolters Kluwer NV	3,031		73
Investor AB	3,162	95					$1,622
Israel Corp Ltd/The (a)	26	12
Pargesa Holding SA	269	19		Metal Fabrication & Hardware - 0.16%
		$140		Assa Abloy AB	13,150		583
				NSK Ltd	4,000		37
Iron & Steel - 0.20%				SKF AB	8,339		232
ArcelorMittal	5,962	78		Tenaris SA	3,503		78
Fortescue Metals Group Ltd	88,406	290		Vallourec SA	1,059		63
JFE Holdings Inc	12,300	277					$993
Kobe Steel Ltd	25,000	40
Nippon Steel & Sumitomo Metal Corp	110,000	319		Mining - 2.25%
ThyssenKrupp AG (a)	10,300	224		African Minerals Ltd (a)	62,700		207
Voestalpine AG	1,125	43		Alumina Ltd (a)	24,692		22
		$1,271		Anglo American PLC	8,300		178
				Antofagasta PLC	3,959		53
Leisure Products & Services - 0.08%				BHP Billiton Ltd	21,399		669
Flight Centre Ltd	554	23		BHP Billiton PLC	245,522		7,028
Sega Sammy Holdings Inc	17,100	397		Boliden AB	2,746		39
Tui Travel PLC	4,489	26		Fresnillo PLC	11,400		179
Yamaha Corp	1,600	21		Glencore Xstrata PLC	59,469		251
Yamaha Motor Co Ltd	2,700	36		Iluka Resources Ltd	22,965		227
		$503		Mitsubishi Materials Corp	10,000		35
Lodging - 0.34%				Newcrest Mining Ltd	207,354		2,284
City Developments Ltd	4,000	33		Orica Ltd	3,555		58
Crown Ltd	4,022	46		Rio Tinto Ltd	20,502		1,060
Echo Entertainment Group Ltd	7,460	18		Rio Tinto PLC	37,662		1,695
Galaxy Entertainment Group Ltd (a)	103,000	542		Sumitomo Metal Mining Co Ltd	5,000		65
InterContinental Hotels Group PLC	6,600	192					$14,050
MGM China Holdings Ltd	9,200	27		Miscellaneous Manufacturing - 0.40%
Sands China Ltd	137,800	745		Alfa Laval AB	3,369		77
Shangri-La Asia Ltd	16,000	25		ALS Ltd/Queensland	103		1
SJM Holdings Ltd	20,000	50		ALS Ltd/Queensland - Rights (a)	9		—
Sky City Entertainment Group Ltd	5,792	19		Ansell Ltd	12,441		207
Whitbread PLC	7,044	347		FUJIFILM Holdings Corp	3,200		70
Wynn Macau Ltd	16,000	45		IMI PLC	18,528		387
		$2,089		Nikon Corp	2,000		42
Machinery - Construction & Mining - 0.19%				Orkla ASA	7,409		57
Atlas Copco AB - A Shares	4,524	118		Siemens AG	13,204		1,450
Atlas Copco AB - B Shares	2,629	62		Smiths Group PLC	3,946		83
Hitachi Construction Machinery Co Ltd	1,100	22		Sulzer AG	241		36
Komatsu Ltd	16,800	374		Wartsila OYJ Abp	1,770		80
Mitsubishi Electric Corp	65,000	630					$2,490
		$1,206		Office & Business Equipment - 0.05%
Machinery - Diversified - 1.36%				Canon Inc	7,900		244
Alstom SA	5,895	200		Ricoh Co Ltd	4,000		45
Amada Co Ltd	4,000	29					$289
FANUC Corp	46,400	7,025		Oil & Gas - 5.85%
Hexagon AB	2,377	73		BG Group PLC	489,384		8,825
Kawasaki Heavy Industries Ltd	68,000	248		BP PLC	237,989		1,644
Kone OYJ	1,049	78		Caltex Australia Ltd	1,355		23
Kubota Corp	7,000	102		Cosmo Oil Co Ltd	6,000		11
Metso OYJ	1,283	45		Eni SpA	15,181		335
Mitsubishi Heavy Industries Ltd	66,000	355		Idemitsu Kosan Co Ltd	300		25
Nabtesco Corp	1,100	23		Inpex Corp	70		306
Sumitomo Heavy Industries Ltd	46,000	213		Japan Petroleum Exploration Co	300		13
Weir Group PLC/The	2,134	70		JX Holdings Inc	54,820		291
		$8,461		Neste Oil OYJ	1,286		19
Media - 0.26%				OMV AG	1,478		65
British Sky Broadcasting Group PLC	7,385	93		Premier Oil PLC	915,945		5,036
ITV PLC	182,504	470		Repsol SA	26,163		627
Kabel Deutschland Holding AG	531	60		Royal Dutch Shell PLC - A Shares	101,112		3,450
Lagardere SCA	1,112	35		Royal Dutch Shell PLC - B Shares	15,658		554
Pearson PLC	4,875	100		Santos Ltd	6,485		80

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				Real Estate (continued)
Seadrill Ltd	10,534	$451		Hysan Development Co Ltd	48,000		$203
Showa Shell Sekiyu KK	1,900	18		IMMOFINANZ AG (a)	9,341		38
Statoil ASA	249,087	5,407		Keppel Land Ltd	7,000		20
Suncor Energy Inc	175,638	5,551		Kerry Properties Ltd	7,500		31
TonenGeneral Sekiyu KK	3,000	29		Lend Lease Group	5,290		42
Total SA	40,335	2,149		Mitsubishi Estate Co Ltd	8,000		203
Transocean Ltd	10,766	508		Mitsui Fudosan Co Ltd	15,000		452
Tullow Oil PLC	5,402	85		New World Development Co Ltd	37,155		54
Woodside Petroleum Ltd	28,596	965		Nomura Real Estate Holdings Inc	1,100		26
		$36,467		NTT Urban Development Corp	10		12
				Sino Land Co Ltd	28,441		40
Oil & Gas Services - 0.07%				Sumitomo Realty & Development Co Ltd	2,244		94
Subsea 7 SA	2,632	50		Sun Hung Kai Properties Ltd	66,968		892
Technip SA	3,606	398		Swire Properties Ltd	11,800		35
		$448		Tokyo Tatemono Co Ltd	24,000		199
Packaging & Containers - 0.03%				Tokyu Land Corp	4,000		38
Amcor Ltd/Australia	8,238	78		UOL Group Ltd	40,000		220
Rexam PLC	7,930	59		Wheelock & Co Ltd	37,000		193
Toyo Seikan Group Holdings Ltd	1,500	25					$10,367
		$162		REITS - 0.40%
Pharmaceuticals - 8.52%				Ascendas Real Estate Investment Trust	20,000		36
Actelion Ltd (a)	1,082	72		British Land Co PLC	30,215		274
Alfresa Holdings Corp	400	20		CapitaCommercial Trust	19,000		21
Astellas Pharma Inc	152,600	8,161		CapitaMall Trust	23,000		37
AstraZeneca PLC	7,431	377		Dexus Property Group	48,276		45
Bayer AG	20,451	2,377		Fonciere Des Regions	288		24
Chugai Pharmaceutical Co Ltd	2,200	44		Gecina SA	221		27
Daiichi Sankyo Co Ltd	11,500	187		Goodman Group	26,331		112
Eisai Co Ltd	1,500	63		GPT Group	17,645		58
GlaxoSmithKline PLC	91,246	2,334		Hammerson PLC	6,911		56
Grifols SA ADR	30,619	972		Japan Prime Realty Investment Corp	7		19
Grifols SA	1,487	63		Land Securities Group PLC	4,653		67
Hikma Pharmaceuticals PLC	13,741	232		Link REIT/The	15,000		73
Kyowa Hakko Kirin Co Ltd	2,000	20		Mirvac Group	144,450		213
Medipal Holdings Corp	1,400	17		Nippon Building Fund Inc	4		43
Merck KGaA	385	64		Unibail-Rodamco SE	2,550		620
Mitsubishi Tanabe Pharma Corp	2,300	31		Westfield Group	72,932		736
Novartis AG	16,245	1,168		Westfield Retail Trust	21,100		57
Novo Nordisk A/S	11,711	1,987					$2,518
Otsuka Holdings Co Ltd	2,400	78		Retail - 2.01%
Roche Holding AG	50,422	12,408		Aeon Co Ltd	5,800		80
Rohto Pharmaceutical Co Ltd	12,000	166		Cie Financiere Richemont SA	7,321		716
Sanofi	126,047	13,195		Don Quijote Co Ltd	3,700		193
Santen Pharmaceutical Co Ltd	4,100	179		Fast Retailing Co Ltd	400		137
Shionogi & Co Ltd	10,400	211		Groupe Fnac - Rights (a)	3,325		9
Shire PLC	216,800	7,910		Harvey Norman Holdings Ltd	5,333		13
Suzuken Co Ltd/Aichi Japan	800	25		Hennes & Mauritz AB	29,407		1,099
Taisho Pharmaceutical Holdings Co Ltd	300	20		Inditex SA	1,307		175
Takeda Pharmaceutical Co Ltd	5,200	232		Isetan Mitsukoshi Holdings Ltd	3,600		50
Teva Pharmaceutical Industries Ltd	5,088	202		J Front Retailing Co Ltd	5,000		40
Tsumura & Co	600	17		Kering	34,014		7,800
UCB SA	5,700	328		Kingfisher PLC	74,990		454
		$53,160		Lifestyle International Holdings Ltd	96,000		228
Pipelines - 0.01%				Marks & Spencer Group PLC	9,595		70
APA Group	8,021	43		Marui Group Co Ltd	2,200		21
				Next PLC	1,121		85
				Nitori Holdings Co Ltd	2,900		247
Private Equity - 0.01%				Swatch Group AG/The - BR	1,264		751
3i Group PLC	9,751	57		Swatch Group AG/The - REG	436		45
				Takashimaya Co Ltd	2,000		20
Real Estate - 1.66%				Travis Perkins PLC	2,374		62
Aeon Mall Co Ltd	9,350	232		Wesfarmers Ltd	6,723		245
CapitaLand Ltd	26,000	66					$12,540
Cheung Kong Holdings Ltd	9,400	132		Semiconductors - 1.22%
Daito Trust Construction Co Ltd	3,500	320		ARM Holdings PLC	10,695		144
Global Logistic Properties Ltd	104,000	232		ASML Holding NV	8,586		773
Hang Lung Properties Ltd	22,000	71		Infineon Technologies AG	724,316		6,427
Hongkong Land Holdings Ltd	963,000	6,505		Rohm Co Ltd	1,000		39
Hopewell Holdings Ltd	5,500	17		Shinko Electric Industries Co Ltd	11,700		112

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Semiconductors (continued)				Transportation (continued)
STMicroelectronics NV	6,358	54		Central Japan Railway Co	1,000		122
Tokyo Electron Ltd	1,200	$55		ComfortDelGro Corp Ltd	18,000		$28
		$7,604		Deutsche Post AG	6,109		171
				East Japan Railway Co	99,600		8,013
Shipbuilding - 0.00%				Hankyu Hanshin Holdings Inc	11,000		63
Yangzijiang Shipbuilding Holdings Ltd	18,000	13		Hutchison Port Holdings Trust	51,000		38
				Kamigumi Co Ltd	3,000		25
Software - 1.52%				Keio Corp	6,000		42
Amadeus IT Holding SA	18,013	619		Keisei Electric Railway Co Ltd	3,000		29
Check Point Software Technologies Ltd (a)	129,159	7,273		Mitsui OSK Lines Ltd	11,000		42
Dassault Systemes SA	629	83		MTR Corp Ltd	14,000		52
GungHo Online Entertainment Inc (a)	30	24		Nippon Express Co Ltd	9,000		42
Nomura Research Institute Ltd	1,000	33		Nippon Yusen KK	17,000		47
Oracle Corp Japan	300	12		Orient Overseas International Ltd	32,500		180
Sage Group PLC/The	22,028	117		Tokyu Corp	11,000		71
SAP AG	18,146	1,330		Toll Holdings Ltd	6,839		33
		$9,491		West Japan Railway Co	8,800		372
				Yamato Holdings Co Ltd	3,600		79
Telecommunications - 5.17%							$15,330
Bezeq The Israeli Telecommunication Corp	19,148	31
Ltd				Water- 0.01%
BT Group PLC	246,761	1,277		Suez Environnement Co	2,720		39
Deutsche Telekom AG	19,624	239
Elisa OYJ	1,417	31		TOTAL COMMON STOCKS			$600,788
Eutelsat Communications SA	1,326	37			Maturity
Hellenic Telecommunications Organization	2,376	21		REPURCHASE AGREEMENTS - 1.44%	Amount (000's)	Value	(000	's)
SA (a)
HKT Trust / HKT Ltd	22,000	21		Banks- 1.44%
Idea Cellular Ltd - Warrants (a)	2,659,945	7,341		Investment in Joint Trading Account; Credit	$1,764		$1,764
Inmarsat PLC	4,496	47		Suisse Repurchase Agreement; 0.05%
KDDI Corp	14,000	774		dated 07/31/2013 maturing 08/01/2013
Koninklijke KPN NV (a)	58,415	154		(collateralized by US Government
NICE Systems Ltd	584	23		Securities; $1,799,162; 0.00% - 11.25%;
Nippon Telegraph & Telephone Corp	113,100	5,706		dated 02/15/15 - 08/15/40)
Nokia OYJ (a)	126,047	498		Investment in Joint Trading Account; Deutsche	3,567		3,567
NTT DOCOMO Inc	105	160		Bank Repurchase Agreement; 0.09% dated
Orange SA	11,064	109		07/31/2013 maturing 08/01/2013
PCCW Ltd	40,000	18		(collateralized by US Government
SES SA	2,113	62		Securities; $3,638,305; 0.00% - 1.38%;
Singapore Telecommunications Ltd	338,000	1,044		dated 10/28/13 - 03/09/18)
Softbank Corp	27,305	1,733		Investment in Joint Trading Account; JP	2,058		2,058
StarHub Ltd	6,000	21		Morgan Repurchase Agreement; 0.06%
Swisscom AG	1,309	585		dated 07/31/2013 maturing 08/01/2013
TDC A/S	65,325	572		(collateralized by US Government
Telecom Corp of New Zealand Ltd	18,523	33		Securities; $2,099,022; 0.00% - 9.38%;
Telecom Italia SpA	100,389	69		dated 08/03/13 - 05/15/30)
Telefonaktiebolaget LM Ericsson	21,262	251		Investment in Joint Trading Account; Merrill	1,609		1,609
Telefonica SA (a)	24,441	349		Lynch Repurchase Agreement; 0.05%
Telenor ASA	27,013	598		dated 07/31/2013 maturing 08/01/2013
TeliaSonera AB	18,240	132		(collateralized by US Government
Telstra Corp Ltd	28,875	129		Securities; $1,641,095; 0.25% - 3.13%;
Vivendi SA	54,596	1,168		dated 07/31/15 - 02/15/43)
Vodafone Group PLC	2,988,681	8,952					$8,998
Ziggo NV	1,648	66		TOTAL REPURCHASE AGREEMENTS			$8,998
		$32,251		Total Investments			$611,600
				Other Assets in Excess of Liabilities, Net - 1.94%			$12,072
Textiles - 0.05%				TOTAL NET ASSETS - 100.00%			$623,672
Teijin Ltd	8,000	18
Toray Industries Inc	42,000	267
		$285		(a) Non-Income Producing Security
Toys, Games & Hobbies - 0.02%
Namco Bandai Holdings Inc	1,700	28
Nintendo Co Ltd	600	76
		$104
Transportation - 2.46%
AP Moeller - Maersk A/S - A shares	5	37
AP Moeller - Maersk A/S - B shares	30	236
Asciano Ltd	9,792	45
Aurizon Holdings Ltd	18,238	74
Canadian Pacific Railway Ltd	44,698	5,489

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2013 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
Japan		18.62%
United Kingdom		17.57%
France		13.25%
Germany		10.33%
Switzerland		8.76%
Hong Kong		4.68%
Australia		3.91%
Netherlands		2.91%
Canada		2.81%
Norway		2.20%
Spain		1.47%
United States		1.44%
Ireland		1.43%
Singapore		1.26%
Luxembourg		1.24%
Israel		1.24%
Korea, Republic Of		1.11%
Sweden		0.99%
Russian Federation		0.80%
Belgium		0.56%
Denmark		0.49%
Italy		0.35%
Finland		0.24%
Mexico		0.18%
Bermuda		0.08%
Austria		0.07%
China		0.03%
New Zealand		0.02%
Portugal		0.01%
Macao		0.01%
Greece		0.00%
Other Assets in Excess of Liabilities, Net		1.94%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2013	Long	185	$15,645	$15,941	$296
S&P 500 Emini; September 2013	Long	81	6,664	6,806	142
Total					$438

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
July 31, 2013 (unaudited)

COMMON STOCKS - 98.29%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.10%				Beverages - 2.28%
Interpublic Group of Cos Inc/The	32,886	$541		Beam Inc	5,116		$333
Omnicom Group Inc	8,577	551		Coca-Cola Co/The	128,982		5,170
		$1,092		Coca-Cola Enterprises Inc	30,776		1,155
				Constellation Brands Inc (a)	4,727		246
Aerospace & Defense - 1.91%				Dr Pepper Snapple Group Inc	6,339		296
Boeing Co/The	41,937	4,408		Green Mountain Coffee Roasters Inc (a)	3,800		293
General Dynamics Corp	7,222	616		Molson Coors Brewing Co	4,921		246
L-3 Communications Holdings Inc	2,870	267		Monster Beverage Corp (a)	8,000		488
Lockheed Martin Corp	5,820	699		PepsiCo Inc	204,595		17,092
Northrop Grumman Corp	5,055	465					$25,319
Orbital Sciences Corp (a)	334,018	6,193
Raytheon Co	57,791	4,152		Biotechnology - 2.15%
Rockwell Collins Inc	4,590	327		Alexion Pharmaceuticals Inc (a)	9,300		1,081
United Technologies Corp	38,858	4,102		Amgen Inc	123,687		13,394
		$21,229		Biogen Idec Inc (a)	10,528		2,297
				Celgene Corp (a)	14,905		2,189
Agriculture - 1.96%				Gilead Sciences Inc (a)	67,810		4,167
Altria Group Inc	51,273	1,798		Life Technologies Corp (a)	5,660		422
Archer-Daniels-Midland Co	31,215	1,138		Regeneron Pharmaceuticals Inc (a)	1,200		324
Lorillard Inc	12,523	533					$23,874
Philip Morris International Inc	198,957	17,743
Reynolds American Inc	10,545	521		Building Materials - 0.42%
		$21,733		Eagle Materials Inc	52,510		3,543
				Martin Marietta Materials Inc	5,400		538
Airlines - 0.09%				Vulcan Materials Co	11,244		531
Southwest Airlines Co	23,996	332					$4,612
United Continental Holdings Inc (a)	17,700	617
		$949		Chemicals - 2.47%
				Air Products & Chemicals Inc	9,278		1,008
Apparel - 0.33%				Airgas Inc	3,580		369
Coach Inc	8,962	476		Celanese Corp	12,500		601
Nike Inc	29,545	1,859		CF Industries Holdings Inc	1,893		371
Ralph Lauren Corp	4,172	760		Dow Chemical Co/The	35,778		1,254
VF Corp	2,838	559		Eastman Chemical Co	4,938		397
		$3,654		Ecolab Inc	99,965		9,211
Automobile Manufacturers - 0.95%				EI du Pont de Nemours & Co	19,694		1,136
Ford Motor Co	257,213	4,342		FMC Corp	4,433		293
General Motors Co (a)	53,384	1,915		International Flavors & Fragrances Inc	2,497		201
Honda Motor Co Ltd ADR	106,410	3,952		LyondellBasell Industries NV	77,063		5,295
PACCAR Inc	6,609	372		Monsanto Co	23,390		2,310
		$10,581		Mosaic Co/The	8,830		363
				Potash Corp of Saskatchewan Inc	7,500		218
Automobile Parts & Equipment - 0.64%				PPG Industries Inc	6,476		1,039
BorgWarner Inc	3,634	347		Praxair Inc	14,798		1,779
Delphi Automotive PLC	23,967	1,288		Sherwin-Williams Co/The	6,850		1,193
Goodyear Tire & Rubber Co/The (a)	7,852	145		Sigma-Aldrich Corp	3,828		320
Johnson Controls Inc	119,946	4,823					$27,358
TRW Automotive Holdings Corp (a)	6,500	476
		$7,079		Coal - 0.03%
				Consol Energy Inc	10,879		337
Banks - 8.10%
Bank of America Corp	325,972	4,759
Bank of New York Mellon Corp/The	21,621	680		Commercial Services - 1.12%
BB&T Corp	14,568	520		ADT Corp/The	10,537		422
				Apollo Group Inc (a)	3,133		57
Capital One Financial Corp	35,238	2,432
Citigroup Inc	429,132	22,375		Automatic Data Processing Inc	84,010		6,056
Fifth Third Bancorp	28,996	558		Equifax Inc	3,799		240
Goldman Sachs Group Inc/The	8,138	1,335		H&R Block Inc	8,611		271
Huntington Bancshares Inc/OH	26,872	230		Iron Mountain Inc	13,400		373
JP Morgan Chase & Co	366,908	20,448		Mastercard Inc	5,125		3,130
KeyCorp	28,759	353		McGraw Hill Financial Inc	11,341		702
M&T Bank Corp	3,886	454		Moody's Corp	6,245		423
				Quanta Services Inc (a)	9,900		265
Morgan Stanley	75,611	2,058
Northern Trust Corp	17,000	995		Robert Half International Inc	9,505		354
PNC Financial Services Group Inc/The	18,446	1,403		Total System Services Inc	5,331		146
Regions Financial Corp	45,298	453					$12,439
State Street Corp	34,222	2,384		Computers - 4.93%
SunTrust Banks Inc	17,390	605		Accenture PLC - Class A	27,992		2,066
US Bancorp/MN	93,945	3,506		Apple Inc	63,737		28,841
Wells Fargo & Co	548,066	23,840		Cognizant Technology Solutions Corp (a)	14,634		1,060
Zions Bancorporation	12,200	362		Computer Sciences Corp	4,889		233
		$89,750		Dell Inc	110,991		1,406

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
EMC Corp/MA	43,568	$1,139		Xcel Energy Inc	15,745		$472
Hewlett-Packard Co	40,427	1,038					$17,523
International Business Machines Corp	47,445	9,254
NetApp Inc	152,999	6,291		Electrical Components & Equipment - 0.17%
SanDisk Corp	44,510	2,453		Emerson Electric Co	15,094		926
Seagate Technology PLC	9,943	407		Energizer Holdings Inc	6,000		611
Western Digital Corp	6,913	445		Hubbell Inc	2,800		301
		$54,633					$1,838
Consumer Products - 0.12%				Electronics - 2.74%
Avery Dennison Corp	3,373	151		Agilent Technologies Inc	31,459		1,408
Clorox Co/The	4,182	359		Amphenol Corp	5,298		416
Kimberly-Clark Corp	8,417	832		FLIR Systems Inc	4,761		155
		$1,342		Honeywell International Inc	160,281		13,300
				Jabil Circuit Inc	5,846		134
Cosmetics & Personal Care - 1.14%				TE Connectivity Ltd	8,701		444
Avon Products Inc	50,700	1,159		Thermo Fisher Scientific Inc	98,000		8,928
Colgate-Palmolive Co	28,464	1,704		Trimble Navigation Ltd (a)	7,000		200
Procter & Gamble Co/The	121,762	9,778		Tyco International Ltd	153,800		5,354
		$12,641					$30,339
Distribution & Wholesale - 0.20%				Engineering & Construction - 0.06%
Fastenal Co	8,400	412		Fluor Corp	5,392		337
Fossil Group Inc (a)	4,801	528		Jacobs Engineering Group Inc (a)	4,073		241
Genuine Parts Co	5,008	411		McDermott International Inc (a)	7,900		69
WW Grainger Inc	3,108	814					$647
		$2,165		Entertainment - 0.01%
Diversified Financial Services - 2.60%				International Game Technology	8,655		160
American Express Co	114,343	8,436
Ameriprise Financial Inc	17,094	1,521		Environmental Control - 0.06%
BlackRock Inc	2,765	780		Stericycle Inc (a)	5,400		626
Charles Schwab Corp/The	330,779	7,307
CME Group Inc/IL	15,241	1,128
Discover Financial Services	16,062	795		Food - 3.06%
E*Trade Financial Corp (a)	17,900	267		ConAgra Foods Inc	13,818		500
Franklin Resources Inc	17,436	852		Danone SA ADR	526,220		8,338
IntercontinentalExchange Inc (a)	2,800	511		General Mills Inc	40,641		2,113
Invesco Ltd	50,441	1,623		Hershey Co/The	4,789		454
SLM Corp	14,726	364		Hormel Foods Corp	4,283		181
T Rowe Price Group Inc	6,023	453		JM Smucker Co/The	3,527		397
TD Ameritrade Holding Corp	16,700	451		Kellogg Co	60,975		4,040
Visa Inc	24,566	4,348		Kraft Foods Group Inc	12,845		727
		$28,836		Kroger Co/The	38,853		1,526
				McCormick & Co Inc/MD	176,993		12,674
Electric - 1.58%				Mondelez International Inc	49,214		1,539
AES Corp/VA	124,985	1,555		Safeway Inc	7,605		196
American Electric Power Co Inc	30,985	1,436		Sysco Corp	10,473		362
Calpine Corp (a)	22,100	442
				Whole Foods Market Inc	16,500		917
CMS Energy Corp	18,757	525					$33,964
Consolidated Edison Inc	9,347	560
Dominion Resources Inc/VA	16,123	956		Forest Products & Paper - 0.78%
DTE Energy Co	5,597	396		International Paper Co	177,847		8,592
Duke Energy Corp	13,187	936
Edison International	10,444	521
Entergy Corp	19,225	1,298		Gas - 0.91%
				CenterPoint Energy Inc	39,913		991
Exelon Corp	29,270	895		Sempra Energy	103,208		9,044
FirstEnergy Corp	9,674	368
Integrys Energy Group Inc	2,440	153					$10,035
NextEra Energy Inc	9,064	785		Hand & Machine Tools - 0.28%
Northeast Utilities	10,032	446		Kennametal Inc	58,820		2,549
NRG Energy Inc	41,331	1,108		Snap-on Inc	1,850		176
Pepco Holdings Inc	8,241	169		Stanley Black & Decker Inc	4,200		355
PG&E Corp	30,291	1,390					$3,080
Pinnacle West Capital Corp	3,463	204
PPL Corp	19,637	624		Healthcare - Products - 1.39%
Public Service Enterprise Group Inc	16,338	552		Baxter International Inc	21,614		1,578
SCANA Corp	4,286	223		Becton Dickinson and Co	7,765		805
Southern Co/The	19,201	861		Boston Scientific Corp (a)	104,825		1,144
TECO Energy Inc	18,357	324		CareFusion Corp (a)	7,218		278
Wisconsin Energy Corp	7,441	324		Covidien PLC	102,686		6,329
				CR Bard Inc	2,100		241
				DENTSPLY International Inc	17,051		731

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Internet (continued)
Edwards Lifesciences Corp (a)	1,800	$129		Rackspace Hosting Inc (a)	2,400		$109
Intuitive Surgical Inc (a)	1,146	445		Symantec Corp	23,084		616
Medtronic Inc	21,515	1,189		TripAdvisor Inc (a)	3,659		275
Patterson Cos Inc	2,737	112		VeriSign Inc (a)	12,800		612
St Jude Medical Inc	8,806	461		Yahoo! Inc (a)	18,028		506
Stryker Corp	18,251	1,286					$56,020
Varian Medical Systems Inc (a)	3,558	258
Zimmer Holdings Inc	5,507	460		Iron & Steel - 0.06%
		$15,446		Cliffs Natural Resources Inc	7,234		141
				Nucor Corp	10,800		505
Healthcare - Services - 0.74%							$646
Aetna Inc	23,396	1,501
Cigna Corp	5,332	415		Leisure Products & Services - 0.76%
HCA Holdings Inc	7,700	300		Carnival Corp	26,600		985
Humana Inc	2,200	201		Harley-Davidson Inc	130,954		7,434
Quest Diagnostics Inc	9,967	582					$8,419
Tenet Healthcare Corp (a)	3,431	153		Lodging - 0.67%
UnitedHealth Group Inc	47,533	3,462		Las Vegas Sands Corp	14,300		795
WellPoint Inc	18,392	1,574		Marriott International Inc/DE	8,130		338
		$8,188		Starwood Hotels & Resorts Worldwide Inc	91,224		6,034
Holding Companies - Diversified - 0.02%				Wyndham Worldwide Corp	4,591		286
Leucadia National Corp	9,361	251					$7,453
				Machinery - Construction & Mining - 0.66%
Home Builders - 0.68%				Caterpillar Inc	86,175		7,145
Lennar Corp	8,800	298		Joy Global Inc	3,443		170
Pulte Group Inc	10,909	182					$7,315
Toll Brothers Inc (a)	215,554	7,085
				Machinery - Diversified - 0.73%
		$7,565		Cummins Inc	18,238		2,210
Home Furnishings - 0.06%				Deere & Co	8,313		691
Harman International Industries Inc	6,352	384		Flowserve Corp	74,838		4,241
Whirlpool Corp	2,448	328		Rockwell Automation Inc	4,398		426
		$712		Roper Industries Inc	3,150		397
				Xylem Inc/NY	5,955		149
Housewares - 0.02%							$8,114
Newell Rubbermaid Inc	9,051	244
				Media - 3.53%
				CBS Corp	12,422		656
Insurance - 4.38%				Comcast Corp - Class A	88,564		3,992
ACE Ltd	7,534	688		DIRECTV (a)	12,012		760
Aflac Inc	10,326	637		Discovery Communications Inc - A Shares (a)	5,021		400
Allstate Corp/The	48,435	2,469		Discovery Communications Inc - C Shares (a)	12,650		919
American International Group Inc	27,446	1,249		Gannett Co Inc	7,511		193
Aon PLC	7,245	489		News Corp (a)	10,597		169
Assurant Inc	2,772	150		Scripps Networks Interactive Inc	2,621		185
Berkshire Hathaway Inc - Class A (a)	51	8,869		Time Warner Cable Inc	18,045		2,059
Berkshire Hathaway Inc - Class B (a)	53,801	6,234		Time Warner Inc	29,771		1,853
Chubb Corp/The	6,068	525		Twenty-First Century Fox Inc	99,388		2,970
Cincinnati Financial Corp	4,723	231		Twenty-First Century Fox Inc - B	342,136		10,261
Genworth Financial Inc (a)	16,347	212		Viacom Inc	26,013		1,893
Lincoln National Corp	8,648	360		Walt Disney Co/The	197,649		12,779
Loews Corp	9,500	433					$39,089
Marsh & McLennan Cos Inc	45,090	1,888
MetLife Inc	398,255	19,284		Metal Fabrication & Hardware - 0.19%
Progressive Corp/The	34,400	895		Precision Castparts Corp	9,723		2,156
Prudential Financial Inc	8,566	676
Torchmark Corp	2,892	206		Mining - 0.13%
Travelers Cos Inc/The	8,337	697		Freeport-McMoRan Copper & Gold Inc	41,900		1,185
Unum Group	8,948	283		Newmont Mining Corp	8,900		267
XL Group PLC	66,278	2,078					$1,452
		$48,553
				Miscellaneous Manufacturing - 2.74%
Internet - 5.05%				3M Co	28,933		3,398
Amazon.com Inc (a)	15,262	4,597
eBay Inc (a)	114,956	5,943		Danaher Corp	43,104		2,903
Equinix Inc (a)	1,200	215		Dover Corp	5,438		466
F5 Networks Inc (a)	2,508	220		Eaton Corp PLC	14,441		995
Facebook Inc (a)	223,188	8,220		General Electric Co	651,443		15,876
Google Inc (a)	35,790	31,767		Illinois Tool Works Inc	8,700		627
Netflix Inc (a)	3,100	757		Ingersoll-Rand PLC	14,215		867
priceline.com Inc (a)	2,493	2,183		Leggett & Platt Inc	4,439		139
				Pall Corp	3,545		248

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing (continued)				Pharmaceuticals (continued)
Parker Hannifin Corp	11,525	$1,190		Merck & Co Inc	403,774		$19,449
Pentair Ltd	48,591	2,968		Perrigo Co	2,819		351
Textron Inc	27,051	741		Pfizer Inc	847,136		24,762
		$30,418		Roche Holding AG ADR	58,460		3,584
				Zoetis Inc	16,576		494
Office & Business Equipment - 0.04%							$93,775
Pitney Bowes Inc	6,333	104
Xerox Corp	38,099	370		Pipelines - 0.26%
		$474		Kinder Morgan Inc/DE	11,745		444
				Spectra Energy Corp	30,690		1,104
Oil & Gas - 7.48%				Williams Cos Inc/The	38,538		1,317
Anadarko Petroleum Corp	22,308	1,974					$2,865
Apache Corp	22,180	1,780
Cabot Oil & Gas Corp	3,100	235		Private Equity - 0.40%
Chevron Corp	121,283	15,268		Blackstone Group LP	198,320		4,472
Cimarex Energy Co	3,700	283
Concho Resources Inc (a)	2,400	215
				Real Estate - 0.02%
ConocoPhillips	37,084	2,406		CBRE Group Inc (a)	9,691		224
Denbury Resources Inc (a)	12,371	216
Devon Energy Corp	10,420	573
Diamond Offshore Drilling Inc	2,218	150		REITS - 1.56%
Ensco PLC	7,493	430		American Tower Corp	104,377		7,389
EOG Resources Inc	6,027	877		AvalonBay Communities Inc	8,378		1,134
EQT Corp	6,600	571		Boston Properties Inc	8,871		949
Exxon Mobil Corp	306,241	28,710		General Growth Properties Inc	6,800		141
Helmerich & Payne Inc	3,404	215		HCP Inc	9,307		408
Hess Corp	115,885	8,629		Health Care REIT Inc	5,871		379
Marathon Oil Corp	15,702	571		Host Hotels & Resorts Inc	23,574		421
Marathon Petroleum Corp	6,976	512		Kimco Realty Corp	12,904		291
Murphy Oil Corp	5,959	404		Plum Creek Timber Co Inc	5,255		256
Nabors Industries Ltd	9,060	139		Prologis Inc	10,451		401
Noble Corp	7,867	300		Public Storage	3,789		603
Noble Energy Inc	6,711	419		Simon Property Group Inc	15,508		2,482
Occidental Petroleum Corp	131,346	11,696		SL Green Realty Corp	2,800		254
Phillips 66	32,867	2,022		Ventas Inc	6,089		400
Pioneer Natural Resources Co	7,861	1,217		Vornado Realty Trust	9,900		840
Range Resources Corp	7,200	569		Weyerhaeuser Co	32,433		921
Rowan Cos PLC (a)	3,867	133					$17,269
Southwestern Energy Co (a)	11,100	431
Talisman Energy Inc	20,400	231		Retail - 6.00%
Tesoro Corp	4,406	250		Abercrombie & Fitch Co	2,525		126
				AutoNation Inc (a)	1,246		60
Valero Energy Corp	33,800	1,209		AutoZone Inc (a)	2,604		1,168
WPX Energy Inc (a)	16,666	320
				Bed Bath & Beyond Inc (a)	7,040		538
		$82,955		CarMax Inc (a)	28,900		1,417
Oil & Gas Services - 1.86%				Chipotle Mexican Grill Inc (a)	1,700		701
Baker Hughes Inc	21,752	1,032		Costco Wholesale Corp	19,848		2,328
Cameron International Corp (a)	76,760	4,552		CVS Caremark Corp	169,433		10,418
Halliburton Co	214,266	9,683		Dollar Tree Inc (a)	24,044		1,290
National Oilwell Varco Inc	9,465	664		GameStop Corp	3,772		185
Schlumberger Ltd	57,524	4,678		Gap Inc/The	9,629		442
		$20,609		Home Depot Inc/The	52,633		4,159
				Kohl's Corp	20,354		1,078
Packaging & Containers - 0.09%				L Brands Inc	13,800		770
Ball Corp	11,149	500		Lowe's Cos Inc	161,564		7,202
Bemis Co Inc	3,268	134		Lululemon Athletica Inc (a)	4,400		306
Owens-Illinois Inc (a)	5,212	155
				Macy's Inc	18,533		896
Sealed Air Corp	6,057	165		McDonald's Corp	25,733		2,524
		$954		Nordstrom Inc	4,932		302
Pharmaceuticals - 8.46%				O'Reilly Automotive Inc (a)	3,553		445
Abbott Laboratories	65,725	2,408		Panera Bread Co (a)	1,400		234
AbbVie Inc	77,078	3,505		PetSmart Inc	3,493		256
Allergan Inc/United States	9,442	860		PVH Corp	4,879		643
AmerisourceBergen Corp	7,165	418		Ross Stores Inc	20,430		1,379
Bristol-Myers Squibb Co	89,822	3,884		Staples Inc	21,506		366
Eli Lilly & Co	38,091	2,023		Starbucks Corp	35,904		2,558
Express Scripts Holding Co (a)	37,793	2,477		Target Corp	25,663		1,829
GlaxoSmithKline PLC ADR	115,159	5,868		Tim Hortons Inc	7,600		439
Johnson & Johnson	237,293	22,187		TJX Cos Inc	121,302		6,313
Mallinckrodt PLC (a)	1,255	58		Urban Outfitters Inc (a)	3,507		149
McKesson Corp	11,796	1,447		Walgreen Co	18,645		937
				Wal-Mart Stores Inc	96,600		7,529

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Maturity
Retail (continued)				REPURCHASE AGREEMENTS - 1.84%	Amount (000's)	Value(000	's)
Yum! Brands Inc	103,185	$7,524		Banks- 1.84%
		$66,511		Investment in Joint Trading Account; Credit	$3,990	$3,990
				Suisse Repurchase Agreement; 0.05%
Semiconductors - 2.47%				dated 07/31/2013 maturing 08/01/2013
Altera Corp	33,353	1,186		(collateralized by US Government
Applied Materials Inc	29,900	488		Securities; $4,069,488; 0.00% - 11.25%;
ASML Holding NV - NY Reg Shares	95,746	8,608		dated 02/15/15 - 08/15/40)
Atmel Corp (a)	33,600	265
Broadcom Corp	45,597	1,257		Investment in Joint Trading Account; Deutsche	8,068	8,068
First Solar Inc (a)	1,915	94		Bank Repurchase Agreement; 0.09% dated
				07/31/2013 maturing 08/01/2013
Intel Corp	322,386	7,512		(collateralized by US Government
KLA-Tencor Corp	5,286	310		Securities; $8,229,407; 0.00% - 1.38%;
Lam Research Corp (a)	5,394	266
				dated 10/28/13 - 03/09/18)
LSI Corp	16,908	132		Investment in Joint Trading Account; JP	4,655	4,655
NVIDIA Corp	19,363	279		Morgan Repurchase Agreement; 0.06%
Qualcomm Inc	86,370	5,575		dated 07/31/2013 maturing 08/01/2013
Teradyne Inc (a)	5,827	96
				(collateralized by US Government
Texas Instruments Inc	23,032	903		Securities; $4,747,735; 0.00% - 9.38%;
Xilinx Inc	8,747	408		dated 08/03/13 - 05/15/30)
		$27,379		Investment in Joint Trading Account; Merrill	3,639	3,639
Software - 2.41%				Lynch Repurchase Agreement; 0.05%
Adobe Systems Inc (a)	9,379	444		dated 07/31/2013 maturing 08/01/2013
Akamai Technologies Inc (a)	16,077	759		(collateralized by US Government
Autodesk Inc (a)	45,371	1,606		Securities; $3,711,960; 0.25% - 3.13%;
BMC Software Inc (a)	4,092	188		dated 07/31/15 - 02/15/43)
CA Inc	10,360	308				$20,352
Cerner Corp (a)	9,686	475		TOTAL REPURCHASE AGREEMENTS		$20,352
Check Point Software Technologies Ltd (a)	13,600	766		Total Investments		$1,110,065
Citrix Systems Inc (a)	7,800	562		Liabilities in Excess of Other Assets, Net - (0.13)%		$(1,407)
Dun & Bradstreet Corp/The	1,305	135		TOTAL NET ASSETS - 100.00%		$1,108,658
Fidelity National Information Services Inc	22,717	980
Intuit Inc	8,876	567
Microsoft Corp	417,243	13,280		(a) Non-Income Producing Security
Oracle Corp	145,566	4,709
Red Hat Inc (a)	29,900	1,548
Salesforce.com Inc (a)	10,022	439
				Portfolio Summary (unaudited)
		$26,766		Sector		Percent
Telecommunications - 3.31%				Consumer, Non-cyclical		22.42%
AT&T Inc	201,229	7,097		Financial		18.90%
CenturyLink Inc	13,757	493		Communications		11.99%
Cisco Systems Inc	441,896	11,290		Industrial		10.84%
Corning Inc	30,779	467		Consumer, Cyclical		10.55%
Crown Castle International Corp (a)	17,162	1,206		Technology		9.85%
Frontier Communications Corp	32,477	142		Energy		9.63%
Harris Corp	3,552	203		Basic Materials		3.44%
Juniper Networks Inc (a)	85,570	1,854		Utilities		2.49%
Motorola Solutions Inc	8,000	439		Diversified		0.02%
Sprint Corp (a)	14,516	86		Liabilities in Excess of Other Assets, Net		(0.13)%
Verizon Communications Inc	268,444	13,283		TOTAL NET ASSETS		100.00%
Windstream Corp	18,688	156
		$36,716

Textiles - 0.02%
Cintas Corp	3,495	166

Toys, Games & Hobbies - 0.12%
Hasbro Inc	12,223	562
Mattel Inc	18,608	782
		$1,344

Transportation - 0.79%
CSX Corp	45,892	1,139
Expeditors International of Washington Inc	3,100	125
FedEx Corp	17,557	1,861
Norfolk Southern Corp	6,708	491
Ryder System Inc	1,721	106
Union Pacific Corp	18,501	2,934
United Parcel Service Inc	24,307	2,110
		$8,766
TOTAL COMMON STOCKS		$1,089,713

See accompanying notes

Schedule of Investments LargeCap Blend Fund II July 31, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2013	Long	253	$21,380	$21,258	$(122)
Total					$(122)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
July 31, 2013 (unaudited)

COMMON STOCKS - 96.30%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 1.27%				Media- 3.46%
Boeing Co/The	346,501	$36,417		Comcast Corp - Class A	1,265,910		$57,067
				Sirius XM Radio Inc	11,373,064		42,422
Airlines - 1.95%							$99,489
Delta Air Lines Inc	2,639,005	56,026		Oil & Gas - 5.48%
				Cabot Oil & Gas Corp	559,460		42,418
Apparel - 3.90%				Noble Energy Inc	915,409		57,204
Michael Kors Holdings Ltd (a)	864,644	58,225		Pioneer Natural Resources Co	373,401		57,788
Nike Inc	855,872	53,852					$157,410
		$112,077		Pharmaceuticals - 8.96%
				Actavis Inc (a)	402,802		54,084
Automobile Manufacturers - 0.97%				Express Scripts Holding Co (a)	527,265		34,562
General Motors Co (a)	775,019	27,800
				Pfizer Inc	1,986,899		58,077
				Pharmacyclics Inc (a)	170,412		18,512
Automobile Parts & Equipment - 1.04%				Valeant Pharmaceuticals International Inc (a)	691,435		64,718
Johnson Controls Inc	741,652	29,822		Zoetis Inc	920,791		27,449
							$257,402
Banks - 3.51%				Retail - 6.51%
Citigroup Inc	857,996	44,736		Home Depot Inc/The	795,471		62,866
Goldman Sachs Group Inc/The	342,761	56,223		Starbucks Corp	971,278		69,194
		$100,959		Tiffany & Co	289,560		23,023
				Urban Outfitters Inc (a)	751,826		31,998
Biotechnology - 7.89%
Biogen Idec Inc (a)	419,787	91,568					$187,081
Gilead Sciences Inc (a)	1,606,599	98,725		Semiconductors - 2.65%
Regeneron Pharmaceuticals Inc (a)	134,777	36,398		Cree Inc (a)	450,909		31,518
		$226,691		Qualcomm Inc	689,852		44,530
Building Materials - 1.38%							$76,048
Masco Corp	1,926,473	39,531		Software - 0.76%
				ServiceNow Inc (a)	267,553		11,660
Chemicals - 5.55%				Workday Inc (a)	151,143		10,321
LyondellBasell Industries NV	578,599	39,756					$21,981
Monsanto Co	757,176	74,794		Telecommunications - 3.62%
PPG Industries Inc	279,048	44,770		Cisco Systems Inc	2,726,166		69,654
		$159,320		Crown Castle International Corp (a)	490,379		34,449
Commercial Services - 5.08%							$104,103
Hertz Global Holdings Inc (a)	2,149,347	55,045
				Transportation - 3.54%
Mastercard Inc	148,767	90,838		Canadian Pacific Railway Ltd	322,774		39,663
		$145,883		Union Pacific Corp	391,496		62,087
Computers - 4.79%							$101,750
Apple Inc	303,997	137,559		TOTAL COMMON STOCKS			$2,766,727
					Maturity
Cosmetics & Personal Care - 4.34%				REPURCHASE AGREEMENTS - 2.57%	Amount (000's)	Value	(000	's)
Avon Products Inc	1,317,809	30,125		Banks- 2.57%
Estee Lauder Cos Inc/The	574,384	37,709		Investment in Joint Trading Account; Credit	$14,483		$14,483
Procter & Gamble Co/The	708,459	56,889		Suisse Repurchase Agreement; 0.05%
		$124,723		dated 07/31/2013 maturing 08/01/2013
				(collateralized by US Government
Diversified Financial Services - 7.35%				Securities; $14,772,836; 0.00% - 11.25%;
Discover Financial Services	1,709,924	84,658		dated 02/15/15 - 08/15/40)
SLM Corp	1,682,504	41,575		Investment in Joint Trading Account; Deutsche	29,288		29,288
Visa Inc	479,456	84,868		Bank Repurchase Agreement; 0.09% dated
		$211,101		07/31/2013 maturing 08/01/2013
Home Furnishings - 1.36%				(collateralized by US Government
Whirlpool Corp	291,600	39,057		Securities; $29,873,958; 0.00% - 1.38%;
				dated 10/28/13 - 03/09/18)
				Investment in Joint Trading Account; JP	16,897		16,897
Internet - 9.40%				Morgan Repurchase Agreement; 0.06%
Amazon.com Inc (a)	135,725	40,883		dated 07/31/2013 maturing 08/01/2013
eBay Inc (a)	1,093,222	56,509		(collateralized by US Government
Google Inc (a)	129,717	115,137		Securities; $17,234,976; 0.00% - 9.38%;
LinkedIn Corp (a)	219,949	44,823		dated 08/03/13 - 05/15/30)
Splunk Inc (a)	255,063	12,756
		$270,108

Lodging - 1.54%
Las Vegas Sands Corp	798,787	44,389

See accompanying notes

Schedule of Investments LargeCap Growth Fund July 31, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$13,211	$13,211
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $13,474,961; 0.25% - 3.13%;
dated 07/31/15 - 02/15/43)
		$73,879
TOTAL REPURCHASE AGREEMENTS		$73,879
Total Investments		$2,840,606
Other Assets in Excess of Liabilities, Net - 1.13%		$32,567
TOTAL NET ASSETS - 100.00%		$2,873,173

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		26.27%
Consumer, Cyclical		17.27%
Communications		16.48%
Financial		13.43%
Technology		8.20%
Industrial		6.19%
Basic Materials		5.55%
Energy		5.48%
Other Assets in Excess of Liabilities, Net		1.13%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2013 (unaudited)

COMMON STOCKS - 96.91%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.03%				Biotechnology (continued)
Omnicom Group Inc	29,400	$1,890		Myriad Genetics Inc (a)	14,932	$443
				Regeneron Pharmaceuticals Inc (a)	65,984	17,820
				United Therapeutics Corp (a)	8,371	626
Aerospace & Defense - 1.82%				Vertex Pharmaceuticals Inc (a)	21,041	1,679
B/E Aerospace Inc (a)	18,359	1,280
Boeing Co/The	746,443	78,451				$277,446
Lockheed Martin Corp	26,516	3,185		Building Materials - 0.05%
Rockwell Collins Inc	20,457	1,456		Eagle Materials Inc	8,377	565
Triumph Group Inc	3,009	236		Fortune Brands Home & Security Inc	24,545	1,014
United Technologies Corp	273,987	28,925		Masco Corp	60,389	1,239
		$113,533				$2,818
Agriculture - 0.44%				Chemicals - 3.28%
Altria Group Inc	221,941	7,781		Albemarle Corp	5,649	350
Lorillard Inc	45,388	1,931		Celanese Corp	28,274	1,359
Philip Morris International Inc	180,701	16,115		Dow Chemical Co/The	26,814	940
Reynolds American Inc	28,223	1,395		Eastman Chemical Co	17,133	1,378
		$27,222		Ecolab Inc	1,105,196	101,833
				EI du Pont de Nemours & Co	87,997	5,077
Airlines - 0.66%				FMC Corp	25,730	1,702
Alaska Air Group Inc	10,982	672		International Flavors & Fragrances Inc	15,197	1,226
Copa Holdings SA	4,715	656
Delta Air Lines Inc	66,376	1,409		LyondellBasell Industries NV	44,915	3,086
Southwest Airlines Co	24,661	341		Monsanto Co	60,978	6,023
United Continental Holdings Inc (a)	1,086,510	37,865		PPG Industries Inc	14,363	2,304
				Praxair Inc	337,065	40,505
		$40,943		RPM International Inc	21,561	760
Apparel - 0.53%				Sherwin-Williams Co/The	197,614	34,419
Carter's Inc	8,574	612		Sigma-Aldrich Corp	19,224	1,606
Coach Inc	32,884	1,747		Valspar Corp/The	17,469	1,190
Hanesbrands Inc	18,301	1,161		Westlake Chemical Corp	3,047	317
Michael Kors Holdings Ltd (a)	19,260	1,297		WR Grace & Co (a)	11,913	915
Nike Inc	78,905	4,965				$204,990
Ralph Lauren Corp	112,228	20,432
Under Armour Inc (a)	13,514	907		Commercial Services - 3.94%
				Alliance Data Systems Corp (a)	8,324	1,646
VF Corp	10,031	1,976		Automatic Data Processing Inc	48,329	3,484
		$33,097		Avis Budget Group Inc (a)	18,232	577
Automobile Manufacturers - 0.41%				Equifax Inc	20,321	1,285
Ford Motor Co	150,941	2,548		FleetCor Technologies Inc (a)	11,791	1,059
Tesla Motors Inc (a)	172,000	23,096		Gartner Inc (a)	16,297	978
		$25,644		Genpact Ltd	2,874,489	58,611
				H&R Block Inc	46,082	1,448
Automobile Parts & Equipment - 0.09%				Mastercard Inc	273,446	166,969
BorgWarner Inc	12,873	1,228		McGraw Hill Financial Inc	21,894	1,354
Delphi Automotive PLC	37,165	1,997		Moody's Corp	21,719	1,472
Goodyear Tire & Rubber Co/The (a)	41,801	773		Morningstar Inc	3,596	274
Visteon Corp (a)	8,421	555		Paychex Inc	31,821	1,255
WABCO Holdings Inc (a)	10,293	814		Quanta Services Inc (a)	7,643	205
		$5,367		Robert Half International Inc	24,973	930
Banks - 1.17%				RR Donnelley & Sons Co	17,050	324
Morgan Stanley	1,326,400	36,092		SEI Investments Co	23,709	749
State Street Corp	529,300	36,876		Service Corp International/US	27,975	531
		$72,968		Total System Services Inc	22,652	621
				Vantiv Inc (a)	15,177	396
Beverages - 1.55%				Western Union Co/The	94,276	1,693
Coca-Cola Co/The	422,600	16,938				$245,861
Coca-Cola Enterprises Inc	32,417	1,217
Constellation Brands Inc (a)	24,488	1,275		Computers - 7.13%
Dr Pepper Snapple Group Inc	34,531	1,614		Accenture PLC - Class A	934,346	68,964
Green Mountain Coffee Roasters Inc (a)	313,149	24,169		Apple Inc	371,312	168,019
Monster Beverage Corp (a)	212,400	12,954		Cognizant Technology Solutions Corp (a)	1,074,771	77,802
PepsiCo Inc	460,861	38,501		DST Systems Inc	4,818	337
		$96,668		EMC Corp/MA	111,951	2,928
				International Business Machines Corp	113,150	22,069
Biotechnology - 4.44%				Jack Henry & Associates Inc	15,259	737
Alexion Pharmaceuticals Inc (a)	244,817	28,455		NetApp Inc	1,867,814	76,805
Amgen Inc	81,930	8,872		SanDisk Corp	501,197	27,626
Biogen Idec Inc (a)	212,332	46,315				$445,287
Celgene Corp (a)	364,733	53,565
Cubist Pharmaceuticals Inc (a)	11,034	688		Consumer Products - 0.11%
Gilead Sciences Inc (a)	1,913,235	117,569		Avery Dennison Corp	5,485	245
Life Technologies Corp (a)	18,956	1,414		Clorox Co/The	19,125	1,643

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Consumer Products (continued)				Food (continued)
Jarden Corp (a)	19,039	$866		General Mills Inc	71,229		$3,704
Kimberly-Clark Corp	35,529	3,510		Hershey Co/The	17,858		1,694
Tupperware Brands Corp	9,357	789		Hormel Foods Corp	22,691		961
		$7,053		Ingredion Inc	2,662		179
				Kellogg Co	22,907		1,517
Cosmetics & Personal Care - 1.81%				Kraft Foods Group Inc	65,674		3,716
Avon Products Inc	75,234	1,720		Kroger Co/The	57,463		2,257
Colgate-Palmolive Co	89,161	5,338		Safeway Inc	5,768		149
Estee Lauder Cos Inc/The	1,129,083	74,124		Whole Foods Market Inc	1,659,048		92,209
Procter & Gamble Co/The	399,200	32,056					$107,929
		$113,238
				Forest Products & Paper - 0.03%
Distribution & Wholesale - 1.98%				International Paper Co	42,327		2,045
Fastenal Co	701,822	34,396
Fossil Group Inc (a)	784,330	86,198
Genuine Parts Co	17,812	1,460		Gas- 0.00%
WW Grainger Inc	6,613	1,734		Questar Corp	7,277		174
		$123,788
Diversified Financial Services - 3.36%				Hand & Machine Tools - 0.02%
Affiliated Managers Group Inc (a)	8,924	1,609		Lincoln Electric Holdings Inc	14,612		863
American Express Co	102,167	7,537		Snap-on Inc	2,046		194
Ameriprise Financial Inc	10,878	968					$1,057
BlackRock Inc	4,971	1,402		Healthcare - Products - 2.84%
CBOE Holdings Inc	13,010	652		Baxter International Inc	59,818		4,369
Charles Schwab Corp/The	4,097,408	90,512		Becton Dickinson and Co	21,655		2,246
Federated Investors Inc	11,571	336		Bruker BioSciences Corp (a)	16,883		303
Franklin Resources Inc	507,798	24,821		DENTSPLY International Inc	6,765		290
IntercontinentalExchange Inc (a)	7,227	1,319		Edwards Lifesciences Corp (a)	285,865		20,405
LPL Financial Holdings Inc	7,733	294		Henry Schein Inc (a)	14,744		1,531
Ocwen Financial Corp (a)	17,536	835		IDEXX Laboratories Inc (a)	588,683		57,685
T Rowe Price Group Inc	24,793	1,865		Intuitive Surgical Inc (a)	214,541		83,242
TD Ameritrade Holding Corp	1,367,300	36,958		Patterson Cos Inc	14,089		576
Visa Inc	226,183	40,037		ResMed Inc	26,773		1,276
Waddell & Reed Financial Inc	15,235	778		Sirona Dental Systems Inc (a)	9,296		656
		$209,923		St Jude Medical Inc	30,497		1,598
Electric - 0.01%				Stryker Corp	21,102		1,487
ITC Holdings Corp	8,974	824		Varian Medical Systems Inc (a)	20,924		1,517
				Zimmer Holdings Inc	3,084		257
							$177,438
Electrical Components & Equipment - 0.09%
AMETEK Inc	26,488	1,226		Healthcare - Services - 2.82%
Emerson Electric Co	58,483	3,589		Aetna Inc	17,025		1,092
Hubbell Inc	8,570	920		Brookdale Senior Living Inc (a)	16,819		490
		$5,735		Cigna Corp	2,883		224
				Covance Inc (a)	756,095		62,378
Electronics - 1.95%				DaVita HealthCare Partners Inc (a)	544,231		63,354
Agilent Technologies Inc	6,874	307		HCA Holdings Inc	3,306		129
Amphenol Corp	858,472	67,441		Health Management Associates Inc (a)	45,037		607
FLIR Systems Inc	20,476	665		Laboratory Corp of America Holdings (a)	15,720		1,521
Honeywell International Inc	85,573	7,101		Mednax Inc (a)	5,506		536
Mettler-Toledo International Inc (a)	5,676	1,252		Quest Diagnostics Inc	3,100		181
National Instruments Corp	1,545,110	43,557		Tenet Healthcare Corp (a)	17,514		782
Waters Corp (a)	14,501	1,464		UnitedHealth Group Inc	608,200		44,307
		$121,787		Universal Health Services Inc	10,332		723
Engineering & Construction - 1.47%							$176,324
Fluor Corp	1,463,354	91,547		Holding Companies - Diversified - 0.00%
				Leucadia National Corp	8,739		234
Entertainment - 0.05%
Bally Technologies Inc (a)	7,090	508		Home Builders - 0.34%
International Game Technology	44,065	814		DR Horton Inc	984,900		19,796
Lions Gate Entertainment Corp (a)	13,667	445		Pulte Group Inc	65,575		1,091
Madison Square Garden Co/The (a)	10,347	610		Thor Industries Inc	7,472		404
Six Flags Entertainment Corp	11,177	411					$21,291
		$2,788
				Housewares - 0.02%
Environmental Control - 1.34%				Newell Rubbermaid Inc	28,267		764
Stericycle Inc (a)	723,042	83,829		Toro Co	10,654		525
							$1,289
Food - 1.73%
ConAgra Foods Inc	42,599	1,543
See accompanying notes				125

Schedule of Investments
LargeCap Growth Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance - 0.17%				Media (continued)
Allied World Assurance Co Holdings AG	3,285	$311		Scripps Networks Interactive Inc	19,051		$1,348
Aon PLC	25,699	1,735		Sirius XM Radio Inc	246,364		919
Arch Capital Group Ltd (a)	2,687	145		Time Warner Cable Inc	27,816		3,173
Arthur J Gallagher & Co	20,763	921		Twenty-First Century Fox Inc	990,456		29,595
Axis Capital Holdings Ltd	5,274	230		Viacom Inc	54,019		3,931
Brown & Brown Inc	9,374	309		Walt Disney Co/The	44,538		2,879
Chubb Corp/The	6,272	542					$86,750
Erie Indemnity Co	4,847	390
Marsh & McLennan Cos Inc	39,710	1,663		Metal Fabrication & Hardware - 1.01%
Progressive Corp/The	46,394	1,207		Precision Castparts Corp	282,628		62,665
Prudential Financial Inc	17,045	1,346		Valmont Industries Inc	3,862		539
Travelers Cos Inc/The	18,911	1,580					$63,204
		$10,379		Mining - 0.01%
Internet - 10.88%				Southern Copper Corp	27,409		715
Amazon.com Inc (a)	442,534	133,300
Baidu Inc ADR(a)	209,434	27,710		Miscellaneous Manufacturing - 2.87%
eBay Inc (a)	1,030,289	53,256		3M Co	63,507		7,458
Expedia Inc	18,508	872		AO Smith Corp	5,754		238
F5 Networks Inc (a)	13,906	1,220		Aptargroup Inc	8,117		474
Facebook Inc (a)	1,250,927	46,072		Carlisle Cos Inc	888		60
Google Inc (a)	313,340	278,120		Crane Co	7,575		461
LinkedIn Corp (a)	104,119	21,218		Danaher Corp	2,439,983		164,308
Netflix Inc (a)	100,304	24,496		Donaldson Co Inc	22,900		830
priceline.com Inc (a)	92,881	81,334		Dover Corp	13,733		1,176
Symantec Corp	55,600	1,483		Illinois Tool Works Inc	15,282		1,101
TIBCO Software Inc (a)	365,300	9,111		Ingersoll-Rand PLC	23,146		1,413
TripAdvisor Inc (a)	18,964	1,423		ITT Corp	15,213		475
		$679,615		Pall Corp	18,834		1,318
Leisure Products & Services - 0.48%							$179,312
Carnival Corp	735,933	27,252		Office & Business Equipment - 0.01%
Harley-Davidson Inc	21,425	1,216		Pitney Bowes Inc	18,587		307
Polaris Industries Inc	12,128	1,360
		$29,828		Oil & Gas - 1.93%
Lodging - 1.40%				Anadarko Petroleum Corp	4,667		413
Las Vegas Sands Corp	895,414	49,758		Atwood Oceanics Inc (a)	3,162		178
Marriott International Inc/DE	34,797	1,446		Cabot Oil & Gas Corp	23,792		1,804
Starwood Hotels & Resorts Worldwide Inc	525,562	34,766		Cimarex Energy Co	279,195		21,339
Wyndham Worldwide Corp	24,505	1,527		EOG Resources Inc	27,616		4,018
		$87,497		EQT Corp	14,926		1,291
				Gulfport Energy Corp (a)	10,671		568
Machinery - Construction & Mining - 0.02%				Kosmos Energy Ltd (a)	17,613		186
Caterpillar Inc	12,948	1,073		Noble Energy Inc	7,708		482
				Oasis Petroleum Inc (a)	15,835		666
Machinery - Diversified - 1.74%				Pioneer Natural Resources Co	263,031		40,707
Babcock & Wilcox Co/The	13,102	400		Range Resources Corp	567,091		44,857
Cummins Inc	16,922	2,051		Seadrill Ltd	38,322		1,635
Deere & Co	42,205	3,506		SM Energy Co	10,031		689
Flowserve Corp	110,387	6,256		Southwestern Energy Co (a)	33,629		1,304
Graco Inc	10,911	761		Whiting Petroleum Corp (a)	2,959		152
IDEX Corp	12,969	774					$120,289
Manitowoc Co Inc/The	17,593	361
Nordson Corp	10,417	752		Oil & Gas Services - 4.27%
				Baker Hughes Inc	4,844		230
Rockwell Automation Inc	16,177	1,567		Cameron International Corp (a)	16,946		1,005
Roper Industries Inc	601,756	75,798		Core Laboratories NV	503,272		75,289
Wabtec Corp/DE	275,432	15,991		Dresser-Rand Group Inc (a)	13,238		806
Xylem Inc/NY	3,764	94		FMC Technologies Inc (a)	1,491,283		79,485
Zebra Technologies Corp (a)	1,433	66
				Halliburton Co	101,068		4,567
		$108,377		MRC Global Inc (a)	2,414		65
Media - 1.39%				Oceaneering International Inc	20,310		1,647
AMC Networks Inc (a)	9,834	671		RPC Inc	9,356		134
CBS Corp	62,611	3,308		Schlumberger Ltd	1,273,867		103,604
Comcast Corp - Class A	270,089	12,176					$266,832
DIRECTV (a)	58,160	3,680
Discovery Communications Inc - A Shares (a)	27,349	2,180		Packaging & Containers - 0.10%
Discovery Communications Inc - C Shares (a)	267,700	19,451		Ball Corp	27,365		1,226
				Bemis Co Inc	7,643		315
FactSet Research Systems Inc	7,442	813		Crown Holdings Inc (a)	20,762		910
Liberty Global PLC (a)	30,192	2,449
				Owens-Illinois Inc (a)	21,630		643
Nielsen Holdings NV	5,284	177

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Packaging & Containers (continued)					Retail (continued)
Packaging Corp of America	15,087		$812		Domino's Pizza Inc	9,518		$596
Rock Tenn Co	8,765		1,002		Foot Locker Inc	5,543		200
Sealed Air Corp	33,140		903		Gap Inc/The	32,844		1,508
Silgan Holdings Inc	8,357		403		GNC Holdings Inc	17,083		902
			$6,214		Home Depot Inc/The	162,731		12,861
					L Brands Inc	23,543		1,313
Pharmaceuticals - 5.48%					Lowe's Cos Inc	1,040,858		46,402
AbbVie Inc	170,766		7,766		Lululemon Athletica Inc (a)	240,100		16,704
Actavis Inc (a)	12,688		1,704
Alkermes PLC (a)	21,391		718		Macy's Inc	33,126		1,601
					McDonald's Corp	95,912		9,407
Allergan Inc/United States	32,380		2,950		MSC Industrial Direct Co Inc	7,957		644
AmerisourceBergen Corp	26,964		1,571		Nordstrom Inc	24,542		1,503
Bristol-Myers Squibb Co	135,298		5,850		O'Reilly Automotive Inc (a)	12,744		1,596
Catamaran Corp (a)	359,080		18,960		Panera Bread Co (a)	5,313		888
Eli Lilly & Co	23,716		1,260		PetSmart Inc	18,927		1,386
Express Scripts Holding Co (a)	1,712,107		112,229
					Ross Stores Inc	25,923		1,749
Herbalife Ltd	14,426		945		Sally Beauty Holdings Inc (a)	29,477		899
Jazz Pharmaceuticals PLC (a)	8,775		663
					Starbucks Corp	2,196,442		156,475
Johnson & Johnson	39,584		3,701		Target Corp	56,044		3,993
McKesson Corp	490,593		60,177		TJX Cos Inc	80,182		4,173
Mead Johnson Nutrition Co	1,132,312		82,477		Tractor Supply Co	235,480		28,524
Mylan Inc/PA (a)	41,631		1,397		Urban Outfitters Inc (a)	19,202		817
Perrigo Co	10,273		1,278		Walgreen Co	68,209		3,427
Salix Pharmaceuticals Ltd (a)	11,460		847
Valeant Pharmaceuticals International Inc (a)	378,200		35,399		Wal-Mart Stores Inc	102,141		7,961
					Williams-Sonoma Inc	16,532		973
Warner Chilcott PLC	40,641		866		World Fuel Services Corp	4,074		158
Zoetis Inc	55,198		1,645		Yum! Brands Inc	43,036		3,138
			$342,403					$446,925
Pipelines - 0.08%					Semiconductors - 2.95%
Kinder Morgan Inc/DE	57,984		2,190		Altera Corp	18,691		665
ONEOK Inc	32,786		1,736		Applied Materials Inc	84,649		1,381
Williams Cos Inc/The	35,857		1,225		Atmel Corp (a)	1,291,800		10,205
			$5,151		Avago Technologies Ltd	40,100		1,471
Real Estate - 0.02%					Broadcom Corp	490,925		13,535
CBRE Group Inc (a)	47,218		1,094		Cree Inc (a)	20,493		1,432
					Intel Corp	54,679		1,274
					Lam Research Corp (a)	6,443		317
REITS - 0.28%					LSI Corp	10,788		84
American Tower Corp	43,892		3,107		Maxim Integrated Products Inc	49,255		1,409
Apartment Investment & Management Co	13,555		398		ON Semiconductor Corp (a)	72,464		597
Boston Properties Inc	2,440		261		Qualcomm Inc	2,259,809		145,870
CBL & Associates Properties Inc	9,241		210		Texas Instruments Inc	118,210		4,634
Corrections Corp of America	12,339		408		Xilinx Inc	28,121		1,313
Extra Space Storage Inc	1,503		63					$184,187
Federal Realty Investment Trust	7,254		764
Omega Healthcare Investors Inc	19,655		626		Shipbuilding - 0.01%
Plum Creek Timber Co Inc	30,304		1,478		Huntington Ingalls Industries Inc	8,485		528
Public Storage	14,390		2,291
Simon Property Group Inc	24,975		3,998		Software - 5.38%
Tanger Factory Outlet Centers	15,097		490		Adobe Systems Inc (a)	33,995		1,607
Taubman Centers Inc	3,430		251		Akamai Technologies Inc (a)	541,793		25,573
Ventas Inc	22,373		1,471		ANSYS Inc (a)	643,745		51,397
Weyerhaeuser Co	59,055		1,677		Autodesk Inc (a)	30,151		1,067
			$17,493		BMC Software Inc (a)	24,882		1,144
Retail - 7.16%					Cerner Corp (a)	28,886		1,415
Advance Auto Parts Inc	13,788		1,137		Citrix Systems Inc (a)	812,365		58,507
AutoNation Inc (a)	8,820		422		Dun & Bradstreet Corp/The	4,928		511
AutoZone Inc (a)	3,943		1,769		Fidelity National Information Services Inc	5,026		217
Bed Bath & Beyond Inc (a)	25,161		1,924		Fiserv Inc (a)	12,739		1,226
Big Lots Inc (a)	2,611		94		Intuit Inc	33,187		2,121
Brinker International Inc	12,288		493		Microsoft Corp	907,685		28,892
Cabela's Inc (a)	8,043		552		NetSuite Inc (a)	83,500		7,840
Chico's FAS Inc	20,146		345		Oracle Corp	389,247		12,592
Chipotle Mexican Grill Inc (a)	74,948		30,899		Red Hat Inc (a)	598,500		30,984
Copart Inc (a)	19,118		622		Salesforce.com Inc (a)	2,186,341		95,653
Costco Wholesale Corp	616,723		72,335		ServiceNow Inc (a)	90,100		3,926
CVS Caremark Corp	23,828		1,465		SolarWinds Inc (a)	10,038		356
Dillard's Inc	3,160		267		Workday Inc (a)	160,000		10,926
Dollar General Corp (a)	31,303		1,711					$335,954
Dollar Tree Inc (a)	430,424		23,092
See accompanying notes					127

Schedule of Investments
LargeCap Growth Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Telecommunications - 2.46%				Portfolio Summary (unaudited)
Crown Castle International Corp (a)	1,017,456	$71,476		Sector	Percent
Harris Corp	5,950	340		Consumer, Non-cyclical	25.16%
IPG Photonics Corp	5,484	334		Technology	15.47%
Juniper Networks Inc (a)	2,882,195	62,457		Communications	14.76%
Motorola Solutions Inc	21,912	1,201		Industrial	13.74%
NeuStar Inc (a)	11,689	656		Consumer, Cyclical	13.16%
SBA Communications Corp (a)	12,200	904		Financial	8.01%
Verizon Communications Inc	310,768	15,377		Energy	6.28%
				Basic Materials	3.32%
Windstream Corp	94,791	791		Utilities	0.02%
		$153,536		Diversified	0.00%
Textiles - 0.00%				Other Assets in Excess of Liabilities, Net	0.08%
Cintas Corp	4,900	233		TOTAL NET ASSETS	100.00%

Toys, Games & Hobbies - 0.04%
Hasbro Inc	19,562	900
Mattel Inc	38,476	1,617
		$2,517

Transportation - 1.25%
CSX Corp	55,465	1,376
FedEx Corp	269,300	28,546
Kansas City Southern	10,535	1,135
Kirby Corp (a)	5,834	493
Landstar System Inc	7,704	416
Norfolk Southern Corp	9,650	706
Old Dominion Freight Line Inc (a)	12,347	539
Union Pacific Corp	244,617	38,794
United Parcel Service Inc	69,298	6,015
		$78,020

Water- 0.01%
Aqua America Inc	20,863	706

TOTAL COMMON STOCKS		$6,051,166
	Maturity
REPURCHASE AGREEMENTS - 3.01%	Amount (000's)	Value(000	's)

Banks- 3.01%
Investment in Joint Trading Account; Credit	$36,884	$36,884
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $37,621,735; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	74,588	74,588
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $76,079,506; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	43,031	43,031
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $43,892,024; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)
Investment in Joint Trading Account; Merrill	33,644	33,644
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $34,316,457; 0.25% - 3.13%;
dated 07/31/15 - 02/15/43)
		$188,147
TOTAL REPURCHASE AGREEMENTS		$188,147
Total Investments		$6,239,313
Other Assets in Excess of Liabilities, Net - 0.08%		$5,162
TOTAL NET ASSETS - 100.00%		$6,244,475

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2013	Long	2,333	$191,063	$196,030	$4,967
Total					$4,967
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2013 (unaudited)

COMMON STOCKS - 97.54%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.05%				Biotechnology (continued)
Omnicom Group Inc	9,872	$634		Cubist Pharmaceuticals Inc (a)	3,704		$231
				Gilead Sciences Inc (a)	224,181		13,776
				Life Technologies Corp (a)	6,364		475
Aerospace & Defense - 1.82%				Myriad Genetics Inc (a)	5,023		149
B/E Aerospace Inc (a)	6,164	430
				Regeneron Pharmaceuticals Inc (a)	20,624		5,570
Boeing Co/The	100,421	10,554		United Therapeutics Corp (a)	2,810		210
Lockheed Martin Corp	8,904	1,069		Vertex Pharmaceuticals Inc (a)	7,064		564
Rockwell Collins Inc	6,869	489
Triumph Group Inc	1,010	79					$57,110
United Technologies Corp	104,153	10,996		Building Materials - 0.07%
		$23,617		Eagle Materials Inc	2,812		190
				Fortune Brands Home & Security Inc	8,241		340
Agriculture - 2.69%				Masco Corp	20,276		416
Altria Group Inc	74,521	2,613
Lorillard Inc	15,241	648					$946
Philip Morris International Inc	350,458	31,254		Chemicals - 3.15%
Reynolds American Inc	9,476	468		Albemarle Corp	1,897		118
		$34,983		Celanese Corp	9,494		456
				Dow Chemical Co/The	9,002		315
Airlines - 0.26%				Eastman Chemical Co	5,753		463
Alaska Air Group Inc	35,836	2,193		Ecolab Inc	8,568		789
Copa Holdings SA	1,580	220
Delta Air Lines Inc	22,286	473		EI du Pont de Nemours & Co	29,547		1,705
Southwest Airlines	8,275	114		FMC Corp	8,639		572
United Continental Holdings Co Inc (a)	10,714	373		International Flavors & Fragrances Inc	5,102		412
				LyondellBasell Industries NV	70,946		4,875
		$3,373		Monsanto Co	254,495		25,139
Apparel - 1.47%				PPG Industries Inc	4,823		774
Carter's Inc	2,879	205		Praxair Inc	9,908		1,191
Coach Inc	93,042	4,944		RPM International Inc	7,239		255
Hanesbrands Inc	6,144	390		Sherwin-Williams Co/The	3,396		591
Michael Kors Holdings Ltd (a)	6,467	435		Sigma-Aldrich Corp	6,455		539
Nike Inc	186,213	11,717		Valspar Corp/The	5,866		400
Ralph Lauren Corp	2,244	408		Westlake Chemical Corp	1,023		106
Under Armour Inc (a)	4,537	305		WR Grace & Co (a)	29,231		2,245
VF Corp	3,368	663					$40,945
		$19,067		Commercial Services - 1.76%
Automobile Manufacturers - 0.19%				Alliance Data Systems Corp (a)	2,795		553
Ford Motor Co	50,679	856		Automatic Data Processing Inc	16,227		1,170
Tesla Motors Inc (a)	12,522	1,681		Avis Budget Group Inc (a)	6,121		194
		$2,537		Equifax Inc	6,823		431
				FleetCor Technologies Inc (a)	3,959		355
Automobile Parts & Equipment - 0.80%				Gartner Inc (a)	5,472		328
BorgWarner Inc	4,323	413		H&R Block Inc	15,472		486
Delphi Automotive PLC	12,473	670		Mastercard Inc	26,366		16,100
Goodyear Tire & Rubber Co/The (a)	14,029	259		McGraw Hill Financial Inc	7,351		455
Johnson Controls Inc	213,700	8,593		Moody's Corp	7,293		494
Visteon Corp (a)	2,827	186		Morningstar Inc	1,207		92
WABCO Holdings Inc (a)	3,454	273		Paychex Inc	10,684		421
		$10,394		Quanta Services Inc (a)	2,566		69
Banks - 1.84%				Robert Half International Inc	8,385		312
State Street Corp	103,900	7,239		RR Donnelley & Sons Co	5,725		109
SunTrust Banks Inc	150,900	5,250		SEI Investments Co	7,961		252
Wells Fargo & Co	262,600	11,423		Service Corp International/US	9,392		178
		$23,912		Total System Services Inc	7,602		208
				Vantiv Inc (a)	5,096		133
Beverages - 5.02%				Western Union Co/The	31,654		569
Beam Inc	23,166	1,506					$22,909
Brown-Forman Corp	24,811	1,799
Coca-Cola Co/The	793,533	31,805		Computers - 7.27%
Coca-Cola Enterprises Inc	10,884	409		Accenture PLC - Class A	86,057		6,352
Constellation Brands Inc (a)	8,222	428		Apple Inc	88,996		40,271
Dr Pepper Snapple Group Inc	11,594	542		Cadence Design Systems Inc (a)	232,018		3,383
Green Mountain Coffee Roasters Inc (a)	5,926	457		Cognizant Technology Solutions Corp (a)	11,838		857
PepsiCo Inc	340,080	28,410		DST Systems Inc	1,618		113
		$65,356		EMC Corp/MA	499,262		13,055
				International Business Machines Corp	82,316		16,055
Biotechnology - 4.39%				Jack Henry & Associates Inc	5,123		247
Alexion Pharmaceuticals Inc (a)	53,109	6,173		NetApp Inc	172,859		7,108
Amgen Inc	110,880	12,007		Riverbed Technology Inc (a)	156,440		2,447
Biogen Idec Inc (a)	59,834	13,051		SanDisk Corp	6,277		346
Celgene Corp (a)	33,392	4,904

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Entertainment (continued)
Seagate Technology PLC	106,676	$4,364		Six Flags Entertainment Corp	3,752		$138
		$94,598					$936
Consumer Products - 0.18%				Food - 2.58%
Avery Dennison Corp	1,841	82		Annie's Inc (a)	23,215		959
Clorox Co/The	6,421	552		ConAgra Foods Inc	14,303		518
Jarden Corp (a)	6,392	291		General Mills Inc	23,917		1,244
Kimberly-Clark Corp	11,930	1,179		Hershey Co/The	33,647		3,192
Tupperware Brands Corp	3,146	265		Hormel Foods Corp	7,618		323
		$2,369		Ingredion Inc	931		62
				Kellogg Co	7,691		509
Cosmetics & Personal Care - 2.96%				Kraft Foods Group Inc	22,052		1,248
Avon Products Inc	25,261	578		Kroger Co/The	19,295		758
Colgate-Palmolive Co	193,388	11,578		Mondelez International Inc	340,300		10,641
Estee Lauder Cos Inc/The	200,281	13,148		Pinnacle Foods Inc	53,394		1,360
Procter & Gamble Co/The	164,968	13,247		Safeway Inc	1,936		50
		$38,551		Unilever NV - NY shares	160,200		6,410
Distribution & Wholesale - 0.15%				Whole Foods Market Inc	112,587		6,257
Fastenal Co	9,683	475					$33,531
Fossil Group Inc (a)	3,312	364
				Forest Products & Paper - 0.05%
Genuine Parts Co	5,981	490		International Paper Co	14,211		687
WW Grainger Inc	2,220	582
		$1,911
				Gas - 0.00%
Diversified Financial Services - 2.44%				Questar Corp	2,443		58
Affiliated Managers Group Inc (a)	2,996	540
American Express Co	111,203	8,203
Ameriprise Financial Inc	3,652	325		Hand & Machine Tools - 0.27%
BlackRock Inc	1,669	471		Lincoln Electric Holdings Inc	37,192		2,196
CBOE Holdings Inc	4,367	219		Regal-Beloit Corp	18,991		1,228
Charles Schwab Corp/The	8,483	187		Snap-on Inc	718		68
Federated Investors Inc	3,885	113					$3,492
Franklin Resources Inc	149,523	7,309		Healthcare - Products - 1.98%
IntercontinentalExchange Inc (a)	2,427	443
LPL Financial Holdings Inc	2,596	99		Baxter International Inc	20,085		1,467
Ocwen Financial Corp (a)	5,887	280		Becton Dickinson and Co	7,272		754
				Bruker BioSciences Corp (a)	5,669		102
T Rowe Price Group Inc	8,325	626		CareFusion Corp (a)	44,403		1,713
Visa Inc	71,582	12,671		Cooper Cos Inc/The	2,564		327
Waddell & Reed Financial Inc	5,108	261		DENTSPLY International Inc	36,220		1,553
		$31,747		Edwards Lifesciences Corp (a)	7,219		515
Electric - 0.21%				Henry Schein Inc (a)	4,950		514
DTE Energy Co	35,488	2,509		IDEXX Laboratories Inc (a)	20,822		2,040
ITC Holdings Corp	3,013	277		Intuitive Surgical Inc (a)	10,573		4,103
		$2,786		Patterson Cos Inc	4,728		193
				ResMed Inc	50,118		2,388
Electrical Components & Equipment - 0.14%				Sirona Dental Systems Inc (a)	3,121		220
AMETEK Inc	8,894	412		St Jude Medical Inc	10,240		537
Emerson Electric Co	19,636	1,205		Stryker Corp	123,485		8,701
Hubbell Inc	2,446	262		Varian Medical Systems Inc (a)	7,025		509
		$1,879		Zimmer Holdings Inc	1,035		86
Electronics - 1.85%							$25,722
Agilent Technologies Inc	2,308	103		Healthcare - Services - 0.21%
Amphenol Corp	5,416	426		Aetna Inc	5,716		367
FLIR Systems Inc	6,875	223		Brookdale Senior Living Inc (a)	5,647		164
Honeywell International Inc	159,558	13,240		Cigna Corp	968		75
Mettler-Toledo International Inc (a)	1,905	420		Covance Inc (a)	3,174		262
Trimble Navigation Ltd (a)	105,960	3,024		DaVita HealthCare Partners Inc (a)	3,136		365
Tyco International Ltd	101,168	3,522		HCA Holdings Inc	1,110		43
Waters Corp (a)	31,339	3,163		Health Management Associates Inc (a)	15,122		204
		$24,121		Laboratory Corp of America Holdings (a)	5,278		511
				Mednax Inc (a)	1,848		180
Engineering & Construction - 0.03%				Quest Diagnostics Inc	1,085		63
Fluor Corp	5,544	347		Tenet Healthcare Corp (a)	5,880		263
				Universal Health Services Inc	3,469		243
Entertainment - 0.07%							$2,740
Bally Technologies Inc (a)	2,381	171
International Game Technology	14,795	273		Holding Companies - Diversified - 0.01%
Lions Gate Entertainment Corp (a)	4,589	149		Leucadia National Corp	2,934		79
Madison Square Garden Co/The (a)	3,474	205

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Home Builders - 0.04%				Machinery - Diversified (continued)
Pulte Group Inc	22,017	$366		Zebra Technologies Corp (a)	505		$23
Thor Industries Inc	2,508	136					$12,739
		$502		Media - 4.04%
Housewares - 0.03%				AMC Networks Inc (a)	3,301		225
Newell Rubbermaid Inc	9,490	257		CBS Corp	132,118		6,981
Toro Co	3,579	176		Comcast Corp - Class A	446,332		20,121
		$433		DIRECTV (a)	19,528		1,235
				Discovery Communications Inc - A Shares (a)	9,183		732
Insurance - 0.55%				Discovery Communications Inc - C Shares (a)	51,258		3,724
Allied World Assurance Co Holdings AG	1,102	104		FactSet Research Systems Inc	2,498		273
Aon PLC	8,628	583		Liberty Global PLC (a)	10,137		822
Arch Capital Group Ltd (a)	941	51
				Nielsen Holdings NV	1,774		59
Arthur J Gallagher & Co	6,971	309		Scripps Networks Interactive Inc	69,144		4,894
Axis Capital Holdings Ltd	1,771	77		Sirius XM Radio Inc	82,718		309
Brown & Brown Inc	3,147	104		Time Warner Cable Inc	9,340		1,065
Chubb Corp/The	2,105	182		Twenty-First Century Fox Inc	54,780		1,637
Erie Indemnity Co	1,627	131		Viacom Inc	130,472		9,495
Marsh & McLennan Cos Inc	13,333	558		Walt Disney Co/The	14,954		967
MetLife Inc	76,806	3,719					$52,539
Progressive Corp/The	15,577	405
Prudential Financial Inc	5,723	452		Metal Fabrication & Hardware - 0.59%
Travelers Cos Inc/The	6,350	531		Precision Castparts Corp	33,931		7,523
		$7,206		Valmont Industries Inc	1,295		181
Internet - 6.77%							$7,704
Amazon.com Inc (a)	31,845	9,592		Mining - 0.02%
eBay Inc (a)	318,973	16,487		Southern Copper Corp	9,203		240
Expedia Inc	41,255	1,944
F5 Networks Inc (a)	65,993	5,792
Facebook Inc (a)	54,724	2,015		Miscellaneous Manufacturing - 2.18%
Google Inc (a)	47,561	42,216		3M Co	21,323		2,504
LinkedIn Corp (a)	13,584	2,768		AO Smith Corp	1,932		80
Netflix Inc (a)	1,857	454		Aptargroup Inc	2,725		159
priceline.com Inc (a)	1,912	1,674		Carlisle Cos Inc	372		25
Splunk Inc (a)	28,601	1,430		Crane Co	2,543		155
Symantec Corp	123,114	3,285		Danaher Corp	79,716		5,368
TripAdvisor Inc (a)	6,367	478		Donaldson Co Inc	7,689		279
				Dover Corp	4,611		395
		$88,135		General Electric Co	426,100		10,384
Iron & Steel - 0.24%				Illinois Tool Works Inc	5,131		370
Nucor Corp	66,920	3,131		Ingersoll-Rand PLC	7,772		474
				ITT Corp	5,107		160
				Pall Corp	6,324		442
Leisure Products & Services - 0.53%				Parker Hannifin Corp	52,026		5,373
Harley-Davidson Inc	113,699	6,454		Textron Inc	78,339		2,145
Polaris Industries Inc	4,072	457					$28,313
		$6,911
				Office & Business Equipment - 0.01%
Lodging - 0.90%				Pitney Bowes Inc	6,243		103
Las Vegas Sands Corp	94,442	5,248
Marriott International Inc/DE	135,359	5,627
Starwood Hotels & Resorts Worldwide Inc	4,699	311		Oil & Gas - 2.42%
Wyndham Worldwide Corp	8,222	512		Anadarko Petroleum Corp	1,567		139
		$11,698		Atwood Oceanics Inc (a)	1,106		62
				Cabot Oil & Gas Corp	7,988		606
Machinery - Construction & Mining - 0.03%				EOG Resources Inc	54,436		7,920
Caterpillar Inc	4,348	360		EQT Corp	5,011		433
				Gulfport Energy Corp (a)	3,582		191
Machinery - Diversified - 0.98%				Kosmos Energy Ltd (a)	5,913		62
Babcock & Wilcox Co/The	4,399	134		Noble Energy Inc	87,150		5,446
Cummins Inc	5,682	689		Oasis Petroleum Inc (a)	5,316		224
Deere & Co	14,171	1,177		Occidental Petroleum Corp	159,494		14,203
Flowserve Corp	49,458	2,804		Pioneer Natural Resources Co	3,670		568
Graco Inc	3,663	256		Range Resources Corp	5,424		429
IDEX Corp	4,354	260		Seadrill Ltd	12,866		549
Manitowoc Co Inc/The	5,906	121		SM Energy Co	3,368		231
Nordson Corp	3,497	252		Southwestern Energy Co (a)	11,291		438
Rockwell Automation Inc	64,037	6,202		Whiting Petroleum Corp (a)	1,038		53
Roper Industries Inc	3,663	461					$31,554
Wabtec Corp/DE	5,651	328		Oil & Gas Services - 2.52%
Xylem Inc/NY	1,263	32		Baker Hughes Inc	1,626		77

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas Services (continued)				REITS (continued)
Cameron International Corp (a)	165,774	$9,830		Weyerhaeuser Co	19,828	$563
Core Laboratories NV	13,365	1,999				$13,884
Dresser-Rand Group Inc (a)	4,445	271
FMC Technologies Inc (a)	7,824	417		Retail - 9.62%
Halliburton Co	33,934	1,533		Advance Auto Parts Inc	4,630	382
MRC Global Inc (a)	852	23		AutoNation Inc (a)	2,961	142
				AutoZone Inc (a)	1,324	594
Oceaneering International Inc	78,775	6,388		Bed Bath & Beyond Inc (a)	119,793	9,160
RPC Inc	3,140	45		Big Lots Inc (a)	877	32
Schlumberger Ltd	149,865	12,189		Brinker International Inc	4,123	166
		$32,772		Cabela's Inc (a)	2,700	185
Packaging & Containers - 0.16%				Chico's FAS Inc	106,958	1,832
Ball Corp	9,188	411		Chipotle Mexican Grill Inc (a)	1,059	437
Bemis Co Inc	2,566	106		Copart Inc (a)	6,419	209
Crown Holdings Inc (a)	6,971	306		Costco Wholesale Corp	127,818	14,992
Owens-Illinois Inc (a)	7,266	216		CVS Caremark Corp	8,001	492
Packaging Corp of America	5,062	272		Dillard's Inc	1,061	90
Rock Tenn Co	2,943	337		Dollar General Corp (a)	10,510	575
Sealed Air Corp	11,126	303		Dollar Tree Inc (a)	9,197	493
Silgan Holdings Inc	2,806	135		Domino's Pizza Inc	3,196	200
		$2,086		Foot Locker Inc	58,189	2,102
				Gap Inc/The	11,028	506
Pharmaceuticals - 7.95%				GNC Holdings Inc	105,947	5,592
Abbott Laboratories	376,501	13,791		Home Depot Inc/The	185,136	14,631
AbbVie Inc	244,004	11,097		L Brands Inc	7,896	440
Actavis Inc (a)	4,260	572
Alkermes PLC (a)	7,182	241		Lowe's Cos Inc	206,956	9,226
				Macy's Inc	11,122	538
Allergan Inc/United States	187,564	17,092		McDonald's Corp	75,006	7,356
AmerisourceBergen Corp	138,153	8,051		MSC Industrial Direct Co Inc	2,671	216
Bristol-Myers Squibb Co	270,897	11,713		Nordstrom Inc	8,240	505
Cardinal Health Inc	81,500	4,082		O'Reilly Automotive Inc (a)	4,279	536
Catamaran Corp (a)	7,553	399		Panera Bread Co (a)	1,784	298
Eli Lilly & Co	54,171	2,877		PetSmart Inc	6,355	465
Express Scripts Holding Co (a)	125,429	8,222
Herbalife Ltd	4,844	317		PVH Corp	43,017	5,669
Jazz Pharmaceuticals PLC (a)	2,946	222		Ross Stores Inc	8,704	587
				Sally Beauty Holdings Inc (a)	9,897	302
Johnson & Johnson	13,291	1,243		Starbucks Corp	228,383	16,271
McKesson Corp	8,312	1,020		Target Corp	87,648	6,245
Mead Johnson Nutrition Co	65,041	4,737		TJX Cos Inc	179,950	9,365
Mylan Inc/PA (a)	13,977	469
				Tractor Supply Co	3,966	480
Perrigo Co	3,449	429		Urban Outfitters Inc (a)	94,422	4,018
Salix Pharmaceuticals Ltd (a)	3,847	284
				Walgreen Co	22,903	1,151
Sanofi ADR	243,000	12,510		Wal-Mart Stores Inc	92,564	7,214
Warner Chilcott PLC	13,646	291		Williams-Sonoma Inc	5,550	327
Zoetis Inc	125,353	3,736		World Fuel Services Corp	1,429	55
		$103,395		Yum! Brands Inc	14,450	1,054
Pipelines - 0.13%						$125,130
Kinder Morgan Inc/DE	19,469	735		Semiconductors - 3.20%
ONEOK Inc	11,008	583		Altera Corp	116,225	4,133
Williams Cos Inc/The	12,039	411		Applied Materials Inc	28,421	464
		$1,729		Avago Technologies Ltd	13,464	494
Real Estate - 0.30%				Broadcom Corp	12,837	354
CBRE Group Inc (a)	167,837	3,889		Cree Inc (a)	6,881	481
				Freescale Semiconductor Ltd (a)	119,412	1,875
				Intel Corp	18,359	428
REITS - 1.07%				Lam Research Corp (a)	2,163	106
American Campus Communities Inc	53,991	2,074		Linear Technology Corp	145,954	5,920
American Tower Corp	14,731	1,043		LSI Corp	3,622	28
Apartment Investment & Management Co	4,551	134		Maxim Integrated Products Inc	16,537	473
Boston Properties Inc	820	88		ON Semiconductor Corp (a)	24,330	200
CBL & Associates Properties Inc	3,103	71		Qualcomm Inc	334,854	21,615
Corrections Corp of America	4,143	137		Teradyne Inc (a)	183,292	3,022
Extra Space Storage Inc	505	21		Texas Instruments Inc	39,689	1,556
Federal Realty Investment Trust	2,436	257		Xilinx Inc	9,442	441
Omega Healthcare Investors Inc	6,599	210				$41,590
Plum Creek Timber Co Inc	10,175	496
Public Storage	4,832	769		Shipbuilding - 0.01%
Simon Property Group Inc	45,480	7,279		Huntington Ingalls Industries Inc	2,849	177
Tanger Factory Outlet Centers	5,066	164
Taubman Centers Inc	1,151	84
Ventas Inc	7,512	494
See accompanying notes				133

Schedule of Investments
LargeCap Growth Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Software - 4.01%				(continued)	Amount (000's)	Value(000	's)
Adobe Systems Inc (a)	11,414	$540		Banks (continued)
Akamai Technologies Inc (a)	10,427	492		Investment in Joint Trading Account; Deutsche $ 12,865		$12,865
Autodesk Inc (a)	10,124	358		Bank Repurchase Agreement; 0.09% dated
BMC Software Inc (a)	8,355	384		07/31/2013 maturing 08/01/2013
Cerner Corp (a)	9,698	475		(collateralized by US Government
Citrix Systems Inc (a)	6,270	452		Securities; $13,122,233; 0.00% - 1.38%;
CommVault Systems Inc (a)	18,702	1,579		dated 10/28/13 - 03/09/18)
Dun & Bradstreet Corp/The	1,652	171		Investment in Joint Trading Account; JP	7,422	7,422
Electronic Arts Inc (a)	184,994	4,832		Morgan Repurchase Agreement; 0.06%
Fidelity National Information Services Inc	1,687	73		dated 07/31/2013 maturing 08/01/2013
Fiserv Inc (a)	4,277	412		(collateralized by US Government
Intuit Inc	11,129	711		Securities; $7,570,520; 0.00% - 9.38%;
Microsoft Corp	753,555	23,986		dated 08/03/13 - 05/15/30)
NetSuite Inc (a)	15,505	1,456		Investment in Joint Trading Account; Merrill	5,803	5,803
Oracle Corp	474,099	15,337		Lynch Repurchase Agreement; 0.05%
Salesforce.com Inc (a)	19,578	857		dated 07/31/2013 maturing 08/01/2013
SolarWinds Inc (a)	3,368	119		(collateralized by US Government
		$52,234		Securities; $5,918,920; 0.25% - 3.13%;
				dated 07/31/15 - 02/15/43)
Telecommunications - 2.13%						$32,452
CenturyLink Inc	45,290	1,624
Ciena Corp (a)	118,036	2,604		TOTAL REPURCHASE AGREEMENTS		$32,452
Cisco Systems Inc	183,370	4,685		Total Investments		$1,301,571
Crown Castle International Corp (a)	10,962	770		Liabilities in Excess of Other Assets, Net - (0.03)%		$(378)
Harris Corp	1,994	114		TOTAL NET ASSETS - 100.00%		$1,301,193
IPG Photonics Corp	1,841	112
Juniper Networks Inc (a)	346,600	7,511
Motorola Solutions Inc	7,357	403		(a) Non-Income Producing Security
NeuStar Inc (a)	3,934	221
SBA Communications Corp (a)	56,996	4,222
Verizon Communications Inc	104,346	5,163		Portfolio Summary (unaudited)
Windstream Corp	31,826	266		Sector		Percent
		$27,695		Consumer, Non-cyclical		29.72%
				Technology		14.49%
Textiles - 0.37%				Consumer, Cyclical		14.49%
Cintas Corp	1,645	78		Communications		12.99%
Mohawk Industries Inc (a)	39,732	4,728
				Industrial		10.87%
		$4,806		Financial		8.69%
Toys, Games & Hobbies - 0.06%				Energy		5.08%
Hasbro Inc	6,568	302		Basic Materials		3.46%
Mattel Inc	12,918	543		Utilities		0.23%
		$845		Diversified		0.01%
				Liabilities in Excess of Other Assets, Net		(0.03)%
Transportation - 2.75%				TOTAL NET ASSETS		100.00%
CSX Corp	18,623	462
Kansas City Southern	3,537	381
Kirby Corp (a)	1,959	166
Landstar System Inc	2,588	140
Norfolk Southern Corp	3,240	237
Old Dominion Freight Line Inc (a)	4,145	181
Union Pacific Corp	85,150	13,504
United Parcel Service Inc	238,181	20,674
		$35,745

Water - 0.02%
Aqua America Inc	7,004	237

TOTAL COMMON STOCKS		$1,269,119
	Maturity
REPURCHASE AGREEMENTS - 2.49%	Amount (000's)	Value(000	's)

Banks - 2.49%
Investment in Joint Trading Account; Credit	$6,362	$6,362
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $6,489,017; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2013	Long	398	$32,500	$33,442	$942
Total					$942
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2013 (unaudited)

COMMON STOCKS - 97.82%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.15%				Beverages (continued)
Interpublic Group of Cos Inc/The	97,207	$1,599		Coca-Cola Co/The	869,109		$34,834
Omnicom Group Inc	58,675	3,771		Coca-Cola Enterprises Inc	58,452		2,194
		$5,370		Constellation Brands Inc (a)	34,968		1,822
				Dr Pepper Snapple Group Inc	46,301		2,164
Aerospace & Defense - 1.85%				Molson Coors Brewing Co	35,634		1,784
Boeing Co/The	154,936	16,284		Monster Beverage Corp (a)	32,763		1,998
General Dynamics Corp	75,332	6,429		PepsiCo Inc	350,894		29,314
L-3 Communications Holdings Inc	20,421	1,902					$78,978
Lockheed Martin Corp	60,343	7,248
Northrop Grumman Corp	53,362	4,912		Biotechnology - 2.24%
Raytheon Co	73,657	5,292		Alexion Pharmaceuticals Inc (a)	44,280		5,147
Rockwell Collins Inc	30,785	2,191		Amgen Inc	170,176		18,428
United Technologies Corp	191,909	20,260		Biogen Idec Inc (a)	53,862		11,749
		$64,518		Celgene Corp (a)	94,648		13,900
				Gilead Sciences Inc (a)	346,115		21,269
Agriculture - 1.77%				Life Technologies Corp (a)	39,096		2,916
Altria Group Inc	455,781	15,980		Regeneron Pharmaceuticals Inc (a)	17,332		4,681
Archer-Daniels-Midland Co	149,539	5,454					$78,090
Lorillard Inc	85,715	3,645
Philip Morris International Inc	371,109	33,095		Building Materials - 0.09%
Reynolds American Inc	72,239	3,571		Masco Corp	80,976		1,662
		$61,745		Vulcan Materials Co	29,487		1,391
Airlines - 0.06%							$3,053
Southwest Airlines Co	163,895	2,267		Chemicals - 2.36%
				Air Products & Chemicals Inc	47,272		5,136
				Airgas Inc	14,955		1,543
Apparel - 0.58%				CF Industries Holdings Inc	13,453		2,637
Coach Inc	63,759	3,387
Nike Inc	164,242	10,334		Dow Chemical Co/The	274,465		9,617
Ralph Lauren Corp	13,819	2,516		Eastman Chemical Co	35,175		2,829
VF Corp	19,881	3,917		Ecolab Inc	60,451		5,570
				EI du Pont de Nemours & Co	208,861		12,049
		$20,154		FMC Corp	30,889		2,044
Automobile Manufacturers - 0.74%				International Flavors & Fragrances Inc	18,491		1,492
Ford Motor Co	892,022	15,057		LyondellBasell Industries NV	86,187		5,922
General Motors Co (a)	174,679	6,266		Monsanto Co	121,133		11,966
PACCAR Inc	80,262	4,516		Mosaic Co/The	62,795		2,580
		$25,839		PPG Industries Inc	32,368		5,193
				Praxair Inc	67,108		8,064
Automobile Parts & Equipment - 0.38%				Sherwin-Williams Co/The	19,429		3,384
BorgWarner Inc	26,221	2,502		Sigma-Aldrich Corp	27,305		2,282
Delphi Automotive PLC	65,976	3,544					$82,308
Goodyear Tire & Rubber Co/The (a)	55,712	1,031
Johnson Controls Inc	155,431	6,250		Coal - 0.08%
		$13,327		Consol Energy Inc	51,878		1,610
				Peabody Energy Corp	61,181		1,013
Banks - 7.81%							$2,623
Bank of America Corp	2,446,153	35,714
Bank of New York Mellon Corp/The	263,360	8,283		Commercial Services - 1.31%
BB&T Corp	159,219	5,683		ADT Corp/The	49,644		1,990
Capital One Financial Corp	132,551	9,149		Automatic Data Processing Inc	110,101		7,937
Citigroup Inc	690,455	36,000		Equifax Inc	27,367		1,731
Comerica Inc	42,351	1,802		H&R Block Inc	61,791		1,942
Fifth Third Bancorp	198,464	3,816		Iron Mountain Inc	38,072		1,059
Goldman Sachs Group Inc/The	97,796	16,041		Mastercard Inc	23,723		14,486
Huntington Bancshares Inc/OH	190,321	1,627		McGraw Hill Financial Inc	62,195		3,847
JP Morgan Chase & Co	857,638	47,796		Moody's Corp	44,003		2,982
KeyCorp	208,871	2,567		Paychex Inc	73,488		2,898
M&T Bank Corp	27,810	3,250		Quanta Services Inc (a)	48,318		1,296
Morgan Stanley	311,336	8,471		Robert Half International Inc	31,664		1,179
Northern Trust Corp	49,400	2,892		SAIC Inc	64,508		986
PNC Financial Services Group Inc/The	120,130	9,136		Total System Services Inc	36,494		1,000
Regions Financial Corp	320,707	3,210		Western Union Co/The	126,413		2,270
State Street Corp	103,486	7,210					$45,603
SunTrust Banks Inc	122,294	4,255
US Bancorp/MN	419,698	15,663		Computers - 5.81%
				Accenture PLC - Class A	147,508		10,887
Wells Fargo & Co	1,117,667	48,619		Apple Inc	212,987		96,377
Zions Bancorporation	41,808	1,239		Cognizant Technology Solutions Corp (a)	68,439		4,954
		$272,423		Computer Sciences Corp	34,088		1,625
Beverages - 2.26%				Dell Inc	333,025		4,219
Beam Inc	36,507	2,373		EMC Corp/MA	476,697		12,466
Brown-Forman Corp	34,415	2,495		Hewlett-Packard Co	437,604		11,238

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
International Business Machines Corp	236,498	$46,127		Wisconsin Energy Corp	51,899		$2,257
NetApp Inc	81,786	3,363		Xcel Energy Inc	112,827		3,379
SanDisk Corp	55,213	3,043					$99,632
Seagate Technology PLC	72,409	2,962
Teradata Corp (a)	37,077	2,192		Electrical Components & Equipment - 0.31%
Western Digital Corp	48,273	3,108		Emerson Electric Co	163,116		10,011
		$202,561		Molex Inc	31,450		938
							$10,949
Consumer Products - 0.35%
Avery Dennison Corp	22,596	1,011		Electronics - 1.23%
Clorox Co/The	29,875	2,567		Agilent Technologies Inc	78,164		3,496
Kimberly-Clark Corp	87,270	8,622		Amphenol Corp	36,265		2,849
		$12,200		FLIR Systems Inc	32,195		1,046
				Garmin Ltd	24,852		996
Cosmetics & Personal Care - 1.94%				Honeywell International Inc	178,527		14,814
Avon Products Inc	98,275	2,247		Jabil Circuit Inc	41,843		962
Colgate-Palmolive Co	198,947	11,911		PerkinElmer Inc	25,400		866
Estee Lauder Cos Inc/The	54,566	3,582		TE Connectivity Ltd	94,264		4,811
Procter & Gamble Co/The	621,903	49,939		Thermo Fisher Scientific Inc	81,444		7,420
		$67,679		Tyco International Ltd	105,285		3,665
				Waters Corp (a)	19,443		1,963
Distribution & Wholesale - 0.31%							$42,888
Fastenal Co	61,257	3,002
Fossil Group Inc (a)	11,982	1,317		Engineering & Construction - 0.12%
Genuine Parts Co	35,163	2,883		Fluor Corp	36,957		2,312
WW Grainger Inc	13,571	3,558		Jacobs Engineering Group Inc (a)	29,679		1,757
		$10,760					$4,069
Diversified Financial Services - 2.50%				Entertainment - 0.03%
American Express Co	216,882	15,999		International Game Technology	59,087		1,091
Ameriprise Financial Inc	45,729	4,070
BlackRock Inc	28,327	7,987
Charles Schwab Corp/The	249,776	5,517		Environmental Control - 0.25%
				Republic Services Inc	67,338		2,283
CME Group Inc/IL	69,701	5,156		Stericycle Inc (a)	19,578		2,270
Discover Financial Services	111,281	5,509
E*Trade Financial Corp (a)	65,085	970		Waste Management Inc	99,614		4,187
Franklin Resources Inc	94,074	4,598					$8,740
IntercontinentalExchange Inc (a)	16,512	3,013		Food - 1.81%
Invesco Ltd	100,894	3,248		Campbell Soup Co	40,501		1,895
Legg Mason Inc	25,298	870		ConAgra Foods Inc	94,577		3,425
NASDAQ OMX Group Inc/The	26,710	865		General Mills Inc	146,278		7,607
NYSE Euronext	55,139	2,325		Hershey Co/The	34,013		3,227
SLM Corp	100,795	2,491		Hormel Foods Corp	30,648		1,298
T Rowe Price Group Inc	58,846	4,428		JM Smucker Co/The	24,338		2,739
Visa Inc	114,998	20,356		Kellogg Co	57,581		3,814
		$87,402		Kraft Foods Group Inc	134,890		7,632
				Kroger Co/The	118,006		4,634
Electric - 2.86%				McCormick & Co Inc/MD	29,930		2,143
AES Corp/VA	140,599	1,749
Ameren Corp	55,056	1,972		Mondelez International Inc	404,906		12,661
American Electric Power Co Inc	110,287	5,112		Safeway Inc	54,707		1,411
CMS Energy Corp	60,297	1,688		Sysco Corp	134,667		4,647
				Tyson Foods Inc	64,413		1,779
Consolidated Edison Inc	66,460	3,981		Whole Foods Market Inc	78,268		4,350
Dominion Resources Inc/VA	131,079	7,774
DTE Energy Co	39,471	2,791					$63,262
Duke Energy Corp	160,138	11,370		Forest Products & Paper - 0.18%
Edison International	73,929	3,685		International Paper Co	100,940		4,876
Entergy Corp	40,432	2,729		MeadWestvaco Corp	40,153		1,484
Exelon Corp	194,199	5,940					$6,360
FirstEnergy Corp	94,897	3,613
Integrys Energy Group Inc	17,955	1,128		Gas - 0.30%
NextEra Energy Inc	96,354	8,345		AGL Resources Inc	26,816		1,228
Northeast Utilities	71,390	3,170		CenterPoint Energy Inc	97,237		2,413
NRG Energy Inc	73,175	1,963		NiSource Inc	70,804		2,175
Pepco Holdings Inc	56,405	1,159		Sempra Energy	51,146		4,482
PG&E Corp	100,333	4,604					$10,298
Pinnacle West Capital Corp	24,948	1,469		Hand & Machine Tools - 0.12%
PPL Corp	143,401	4,556		Snap-on Inc	13,223		1,254
Public Service Enterprise Group Inc	114,808	3,879		Stanley Black & Decker Inc	36,740		3,109
SCANA Corp	31,653	1,643					$4,363
Southern Co/The	197,499	8,856
TECO Energy Inc	46,409	820

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products - 1.78%				Internet - 3.51%
Baxter International Inc	122,973	$8,982		Amazon.com Inc (a)	82,639	$24,893
Becton Dickinson and Co	44,077	4,572		eBay Inc (a)	265,031	13,700
Boston Scientific Corp (a)	306,120	3,343		Expedia Inc	21,159	997
CareFusion Corp (a)	49,876	1,924		F5 Networks Inc (a)	17,880	1,569
Covidien PLC	106,754	6,579		Google Inc (a)	60,977	54,123
CR Bard Inc	16,984	1,946		Netflix Inc (a)	12,740	3,111
DENTSPLY International Inc	32,512	1,394		priceline.com Inc (a)	11,704	10,249
Edwards Lifesciences Corp (a)	25,632	1,830		Symantec Corp	158,072	4,217
Hospira Inc (a)	37,552	1,528		TripAdvisor Inc (a)	25,050	1,879
Intuitive Surgical Inc (a)	9,113	3,536		VeriSign Inc (a)	34,205	1,636
Medtronic Inc	229,485	12,677		Yahoo! Inc (a)	216,179	6,073
Patterson Cos Inc	18,980	776				$122,447
St Jude Medical Inc	64,297	3,368
Stryker Corp	65,196	4,594		Iron & Steel - 0.15%
Varian Medical Systems Inc (a)	24,603	1,784		Allegheny Technologies Inc	24,496	675
Zimmer Holdings Inc	38,203	3,189		Cliffs Natural Resources Inc	34,739	678
		$62,022		Nucor Corp	72,107	3,373
				United States Steel Corp	32,739	568
Healthcare - Services - 1.26%						$5,294
Aetna Inc	85,827	5,507
Cigna Corp	64,742	5,039		Leisure Products & Services - 0.19%
DaVita HealthCare Partners Inc (a)	19,205	2,236		Carnival Corp	100,748	3,731
Humana Inc	35,738	3,261		Harley-Davidson Inc	50,859	2,887
Laboratory Corp of America Holdings (a)	21,095	2,041				$6,618
Quest Diagnostics Inc	35,858	2,091		Lodging - 0.27%
Tenet Healthcare Corp (a)	23,485	1,049		Marriott International Inc/DE	54,358	2,260
UnitedHealth Group Inc	231,448	16,861		Starwood Hotels & Resorts Worldwide Inc	44,148	2,920
WellPoint Inc	68,155	5,831		Wyndham Worldwide Corp	30,830	1,921
		$43,916		Wynn Resorts Ltd	18,106	2,410
Holding Companies - Diversified - 0.05%						$9,511
Leucadia National Corp	66,948	1,796		Machinery - Construction & Mining - 0.39%
				Caterpillar Inc	149,189	12,369
Home Builders - 0.11%				Joy Global Inc	24,112	1,194
DR Horton Inc	63,616	1,279				$13,563
Lennar Corp	37,542	1,271		Machinery - Diversified - 0.60%
Pulte Group Inc	77,378	1,287		Cummins Inc	40,040	4,853
		$3,837		Deere & Co	88,050	7,314
Home Furnishings - 0.10%				Flowserve Corp	32,420	1,838
Harman International Industries Inc	15,419	933		Rockwell Automation Inc	31,690	3,069
Whirlpool Corp	17,963	2,406		Roper Industries Inc	22,468	2,830
		$3,339		Xylem Inc/NY	42,044	1,048
						$20,952
Housewares - 0.05%
Newell Rubbermaid Inc	65,463	1,769		Media - 3.49%
				Cablevision Systems Corp	49,089	917
				CBS Corp	129,482	6,842
Insurance - 4.20%				Comcast Corp - Class A	597,543	26,937
ACE Ltd	77,188	7,054		DIRECTV (a)	126,740	8,019
Aflac Inc	105,790	6,525		Discovery Communications Inc - A Shares (a)	55,528	4,427
Allstate Corp/The	106,339	5,421		Gannett Co Inc	51,936	1,338
American International Group Inc	334,994	15,246		News Corp (a)	112,915	1,799
Aon PLC	70,143	4,735		Nielsen Holdings NV	47,457	1,586
Assurant Inc	17,470	946		Scripps Networks Interactive Inc	19,293	1,365
Berkshire Hathaway Inc - Class B (a)	413,939	47,963		Time Warner Cable Inc	66,022	7,531
Chubb Corp/The	58,808	5,087		Time Warner Inc	211,518	13,169
Cincinnati Financial Corp	33,347	1,634		Twenty-First Century Fox Inc	451,662	13,496
Genworth Financial Inc (a)	111,886	1,453		Viacom Inc	101,229	7,366
Hartford Financial Services Group Inc	103,445	3,192		Walt Disney Co/The	408,648	26,419
Lincoln National Corp	60,916	2,538		Washington Post Co/The	1,027	552
Loews Corp	69,725	3,176				$121,763
Marsh & McLennan Cos Inc	124,901	5,230
MetLife Inc	248,467	12,031		Metal Fabrication & Hardware - 0.21%
Progressive Corp/The	125,754	3,271		Precision Castparts Corp	33,204	7,362
Prudential Financial Inc	105,739	8,350
Torchmark Corp	20,986	1,492		Mining - 0.34%
Travelers Cos Inc/The	85,412	7,136		Alcoa Inc	242,655	1,929
Unum Group	60,568	1,916		Freeport-McMoRan Copper & Gold Inc	235,578	6,662
XL Group PLC	65,736	2,061		Newmont Mining Corp	112,822	3,385
		$146,457				$11,976

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Miscellaneous Manufacturing - 3.30%				Pharmaceuticals (continued)
3M Co	144,082	$16,920		AbbVie Inc	359,361	$16,344
Danaher Corp	132,032	8,891		Actavis Inc (a)	28,987	3,892
Dover Corp	38,825	3,325		Allergan Inc/United States	67,255	6,128
Eaton Corp PLC	107,350	7,402		AmerisourceBergen Corp	52,395	3,053
General Electric Co	2,346,255	57,178		Bristol-Myers Squibb Co	372,708	16,116
Illinois Tool Works Inc	94,030	6,774		Cardinal Health Inc	77,562	3,885
Ingersoll-Rand PLC	63,073	3,851		Eli Lilly & Co	224,951	11,947
Leggett & Platt Inc	32,424	1,018		Express Scripts Holding Co (a)	185,231	12,142
Pall Corp	25,317	1,771		Forest Laboratories Inc (a)	53,248	2,319
Parker Hannifin Corp	33,866	3,498		Johnson & Johnson	637,359	59,593
Pentair Ltd	46,358	2,831		McKesson Corp	51,420	6,307
Textron Inc	63,047	1,726		Mead Johnson Nutrition Co	45,943	3,347
		$115,185		Merck & Co Inc	685,174	33,005
				Mylan Inc/PA (a)	86,472	2,902
Office & Business Equipment - 0.10%				Perrigo Co	20,058	2,495
Pitney Bowes Inc	45,716	755		Pfizer Inc (b)	1,514,207	44,260
Xerox Corp	278,621	2,702		Zoetis Inc	113,454	3,382
		$3,457				$244,074
Oil & Gas - 8.27%				Pipelines - 0.53%
Anadarko Petroleum Corp	113,788	10,073		Kinder Morgan Inc/DE	143,362	5,414
Apache Corp	88,915	7,135		ONEOK Inc	46,767	2,476
Cabot Oil & Gas Corp	47,821	3,626		Spectra Energy Corp	151,846	5,465
Chesapeake Energy Corp	117,748	2,744		Williams Cos Inc/The	154,908	5,293
Chevron Corp	439,969	55,388				$18,648
ConocoPhillips	277,431	17,994
Denbury Resources Inc (a)	84,674	1,482		Publicly Traded Investment Fund - 0.34%
Devon Energy Corp	85,676	4,713		iShares Core S&P 500 ETF	70,251	11,909
Diamond Offshore Drilling Inc	15,774	1,064
Ensco PLC	52,862	3,031		Real Estate - 0.05%
EOG Resources Inc	61,737	8,982		CBRE Group Inc (a)	68,906	1,597
EQT Corp	34,135	2,953
Exxon Mobil Corp	1,008,918	94,586
Helmerich & Payne Inc	24,146	1,526		REITS - 1.96%
Hess Corp	67,770	5,046		American Tower Corp	89,739	6,353
Marathon Oil Corp	160,836	5,848		Apartment Investment & Management Co	33,107	973
Marathon Petroleum Corp	73,697	5,404		AvalonBay Communities Inc	27,596	3,735
Murphy Oil Corp	41,167	2,788		Boston Properties Inc	34,432	3,682
Nabors Industries Ltd	66,851	1,029		Equity Residential	72,733	4,073
Newfield Exploration Co (a)	30,733	756		HCP Inc	103,126	4,524
Noble Corp	57,470	2,195		Health Care REIT Inc	64,540	4,162
Noble Energy Inc	81,493	5,093		Host Hotels & Resorts Inc	168,984	3,018
Occidental Petroleum Corp	182,807	16,279		Kimco Realty Corp	92,750	2,092
Phillips 66	140,509	8,641		Macerich Co/The	31,200	1,936
Pioneer Natural Resources Co	30,991	4,796		Plum Creek Timber Co Inc	36,950	1,802
QEP Resources Inc	40,677	1,240		Prologis Inc	113,051	4,337
Range Resources Corp	37,003	2,927		Public Storage	32,757	5,216
Rowan Cos PLC (a)	28,182	968		Simon Property Group Inc	70,532	11,289
Southwestern Energy Co (a)	79,762	3,094		Ventas Inc	66,522	4,373
Tesoro Corp	30,817	1,752		Vornado Realty Trust	38,599	3,274
Valero Energy Corp	123,748	4,426		Weyerhaeuser Co	130,748	3,713
WPX Energy Inc (a)	45,434	873				$68,552
		$288,452		Retail - 6.41%
Oil & Gas Services - 1.49%				Abercrombie & Fitch Co	17,778	887
Baker Hughes Inc	100,254	4,755		AutoNation Inc (a)	8,810	422
Cameron International Corp (a)	56,284	3,338		AutoZone Inc (a)	8,244	3,698
FMC Technologies Inc (a)	53,820	2,869		Bed Bath & Beyond Inc (a)	49,599	3,793
Halliburton Co	211,487	9,557		Best Buy Co Inc	60,920	1,833
National Oilwell Varco Inc	96,953	6,803		CarMax Inc (a)	50,955	2,499
Schlumberger Ltd	301,663	24,534		Chipotle Mexican Grill Inc (a)	7,014	2,892
		$51,856		Costco Wholesale Corp	99,087	11,622
				CVS Caremark Corp	277,824	17,083
Packaging & Containers - 0.14%				Darden Restaurants Inc	29,455	1,445
Ball Corp	33,755	1,512		Dollar General Corp (a)	68,345	3,736
Bemis Co Inc	23,347	962		Dollar Tree Inc (a)	50,790	2,725
Owens-Illinois Inc (a)	37,325	1,110
				Family Dollar Stores Inc	21,650	1,489
Sealed Air Corp	44,437	1,210		GameStop Corp	27,002	1,325
		$4,794		Gap Inc/The	65,793	3,020
Pharmaceuticals - 7.00%				Home Depot Inc/The	331,466	26,196
Abbott Laboratories	353,719	12,957		JC Penney Co Inc (a)	32,492	474
				Kohl's Corp	46,233	2,449

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)				Telecommunications (continued)
L Brands Inc	54,501	$3,040		Harris Corp	24,865	$1,419
Lowe's Cos Inc	243,340	10,848		JDS Uniphase Corp (a)	53,671	787
Macy's Inc	87,054	4,208		Juniper Networks Inc (a)	114,873	2,489
McDonald's Corp	227,486	22,312		Motorola Solutions Inc	61,641	3,380
Nordstrom Inc	33,743	2,066		Verizon Communications Inc	649,210	32,123
O'Reilly Automotive Inc (a)	25,067	3,140		Windstream Corp	134,502	1,123
PetSmart Inc	23,443	1,716				$131,060
PVH Corp	18,390	2,424
Ross Stores Inc	49,876	3,365		Textiles - 0.03%
Staples Inc	150,648	2,564		Cintas Corp	23,631	1,123
Starbucks Corp	169,886	12,103
Target Corp	145,607	10,374		Toys, Games & Hobbies - 0.13%
Tiffany & Co	27,212	2,164		Hasbro Inc	26,127	1,202
TJX Cos Inc	163,322	8,499		Mattel Inc	78,374	3,294
Urban Outfitters Inc (a)	25,006	1,064				$4,496
Walgreen Co	195,643	9,831
Wal-Mart Stores Inc	371,752	28,974		Transportation - 1.61%
Yum! Brands Inc	102,072	7,443		CH Robinson Worldwide Inc	36,432	2,172
		$223,723		CSX Corp	231,891	5,753
				Expeditors International of Washington Inc	46,881	1,890
Savings & Loans - 0.06%				FedEx Corp	66,867	7,088
Hudson City Bancorp Inc	107,866	1,031		Kansas City Southern	25,001	2,694
People's United Financial Inc	76,929	1,154		Norfolk Southern Corp	71,496	5,231
		$2,185		Ryder System Inc	11,782	729
Semiconductors - 2.69%				Union Pacific Corp	105,916	16,797
Advanced Micro Devices Inc (a)	137,804	520		United Parcel Service Inc	161,219	13,994
Altera Corp	72,642	2,583				$56,348
Analog Devices Inc	69,925	3,452		TOTAL COMMON STOCKS		$3,412,981
Applied Materials Inc	272,653	4,447			Maturity
Broadcom Corp	119,199	3,286		REPURCHASE AGREEMENTS - 2.13%	Amount (000's)	Value (000's)
First Solar Inc (a)	15,076	742		Banks- 2.13%
Intel Corp	1,127,959	26,281		Investment in Joint Trading Account; Credit	$14,571	$14,571
KLA-Tencor Corp	37,641	2,207		Suisse Repurchase Agreement; 0.05%
Lam Research Corp (a)	36,922	1,817		dated 07/31/2013 maturing 08/01/2013
Linear Technology Corp	52,927	2,147		(collateralized by US Government
LSI Corp	124,699	970		Securities; $14,862,078; 0.00% - 11.25%;
Microchip Technology Inc	44,733	1,778		dated 02/15/15 - 08/15/40)
Micron Technology Inc (a)	233,739	3,097		Investment in Joint Trading Account; Deutsche	29,465	29,465
NVIDIA Corp	131,134	1,892		Bank Repurchase Agreement; 0.09% dated
Qualcomm Inc	392,059	25,307		07/31/2013 maturing 08/01/2013
Teradyne Inc (a)	43,258	713		(collateralized by US Government
Texas Instruments Inc	251,676	9,866		Securities; $30,054,424; 0.00% - 1.38%;
Xilinx Inc	59,873	2,796		dated 10/28/13 - 03/09/18)
		$93,901		Investment in Joint Trading Account; JP	16,999	16,999
Software - 3.45%				Morgan Repurchase Agreement; 0.06%
Adobe Systems Inc (a)	113,893	5,385		dated 07/31/2013 maturing 08/01/2013
Akamai Technologies Inc (a)	40,322	1,903		(collateralized by US Government
Autodesk Inc (a)	51,009	1,805		Securities; $17,339,091; 0.00% - 9.38%;
BMC Software Inc (a)	30,055	1,382		dated 08/03/13 - 05/15/30)
CA Inc	75,158	2,235		Investment in Joint Trading Account; Merrill	13,291	13,290
Cerner Corp (a)	66,302	3,249		Lynch Repurchase Agreement; 0.05%
Citrix Systems Inc (a)	42,460	3,058		dated 07/31/2013 maturing 08/01/2013
Dun & Bradstreet Corp/The	9,064	939		(collateralized by US Government
Electronic Arts Inc (a)	68,670	1,794		Securities; $13,556,362; 0.25% - 3.13%;
Fidelity National Information Services Inc	66,509	2,871		dated 07/31/15 - 02/15/43)
Fiserv Inc (a)	30,216	2,908				$74,325
Intuit Inc	63,332	4,048		TOTAL REPURCHASE AGREEMENTS		$74,325
Microsoft Corp	1,705,439	54,284		Total Investments		$3,487,306
Oracle Corp	833,731	26,971		Other Assets in Excess of Liabilities, Net - 0.05%		$1,752
Red Hat Inc (a)	43,022	2,227		TOTAL NET ASSETS - 100.00%		$3,489,058
Salesforce.com Inc (a)	123,152	5,388
		$120,447		(a) Non-Income Producing Security
Telecommunications - 3.76%				(b) Security or a portion of the security was pledged to cover margin
AT&T Inc	1,220,764	43,056		requirements for futures contracts. At the end of the period, the value of
CenturyLink Inc	138,197	4,955		these securities totaled $7,994 or 0.23% of net assets.
Cisco Systems Inc	1,212,672	30,984
Corning Inc	334,709	5,084
Crown Castle International Corp (a)	66,521	4,673
Frontier Communications Corp	226,398	987

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		21.72%
Financial		18.71%
Technology		12.05%
Communications		10.91%
Energy		10.37%
Industrial		10.22%
Consumer, Cyclical		9.39%
Utilities		3.16%
Basic Materials		3.03%
Exchange Traded Funds		0.34%
Diversified		0.05%
Other Assets in Excess of Liabilities, Net		0.05%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2013	Long	876	$72,045	$73,606	$1,561
Total					$1,561

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund
July 31, 2013 (unaudited)

COMMON STOCKS - 99.13%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.11%				Forest Products & Paper - 1.13%
Alliant Techsystems Inc	296,902	$27,642		International Paper Co	583,047	$28,167
Automobile Manufacturers - 0.94%				Gas - 1.60%
Oshkosh Corp (a)	517,861	23,211		Atmos Energy Corp	492,173	21,774
				Vectren Corp	482,995	17,880
Automobile Parts & Equipment - 1.53%						$39,654
Visteon Corp (a)	303,542	19,995		Healthcare - Services - 4.37%
WABCO Holdings Inc (a)	227,601	17,994		Aetna Inc	817,524	52,461
		$37,989		HCA Holdings Inc	568,007	22,152
Banks - 17.85%				WellPoint Inc	395,559	33,844
Citigroup Inc	1,086,944	56,673				$108,457
Fifth Third Bancorp	2,530,832	48,668		Home Builders - 0.52%
Goldman Sachs Group Inc/The	496,065	81,370		Pulte Group Inc	780,832	12,985
JP Morgan Chase & Co	2,125,639	118,462
Regions Financial Corp	3,745,221	37,490
Wells Fargo & Co	2,307,205	100,363		Home Furnishings - 1.22%
		$443,026		Whirlpool Corp	225,477	30,200
Biotechnology - 2.41%
Amgen Inc	352,359	38,157		Insurance - 8.43%
Gilead Sciences Inc (a)	350,661	21,548		Allstate Corp/The	1,168,763	59,583
				American Financial Group Inc/OH	569,814	29,454
		$59,705		Fidelity National Financial Inc	1,333,747	32,650
Chemicals - 2.24%				Lincoln National Corp	681,634	28,404
CF Industries Holdings Inc	59,272	11,618		Protective Life Corp	771,506	33,429
LyondellBasell Industries NV	472,756	32,483		Validus Holdings Ltd	727,798	25,786
Westlake Chemical Corp	109,512	11,392				$209,306
		$55,493		Internet - 2.89%
Commercial Services - 1.87%				Symantec Corp	1,500,465	40,032
ADT Corp/The	736,970	29,538		Yahoo! Inc (a)	1,130,572	31,758
Manpowergroup Inc	253,005	16,918				$71,790
		$46,456		Media - 2.62%
Computers - 2.58%				Comcast Corp - Class A	1,443,569	65,076
Hewlett-Packard Co	1,230,103	31,589
Western Digital Corp	502,781	32,369		Miscellaneous Manufacturing - 0.86%
		$63,958		General Electric Co	876,695	21,365
Consumer Products - 2.47%
Avery Dennison Corp	496,735	22,219		Oil & Gas - 13.23%
Kimberly-Clark Corp	395,499	39,075		Anadarko Petroleum Corp	429,232	37,996
		$61,294		Chevron Corp	471,612	59,371
Cosmetics & Personal Care - 0.46%				Cimarex Energy Co	389,416	29,763
Procter & Gamble Co/The	142,924	11,477		ConocoPhillips	148,258	9,616
				Exxon Mobil Corp	683,282	64,058
				Hess Corp	161,866	12,052
Diversified Financial Services - 2.55%				Marathon Oil Corp	1,039,795	37,807
Discover Financial Services	754,104	37,336		Noble Energy Inc	497,075	31,062
Waddell & Reed Financial Inc	506,700	25,872		Occidental Petroleum Corp	305,183	27,177
		$63,208		Whiting Petroleum Corp (a)	379,830	19,550
Electric - 3.68%						$328,452
Calpine Corp (a)	1,096,429	21,939		Pharmaceuticals - 5.58%
DTE Energy Co	515,080	36,416		AbbVie Inc	971,893	44,201
NRG Energy Inc	737,530	19,781		Eli Lilly & Co	1,105,289	58,702
Pinnacle West Capital Corp	223,748	13,179		Mylan Inc/PA (a)	327,378	10,987
		$91,315		Zoetis Inc	826,868	24,649
Electronics - 1.44%						$138,539
Tyco International Ltd	1,029,113	35,824		Private Equity - 0.91%
				American Capital Ltd (a)	1,651,975	22,566
Engineering & Construction - 0.56%
Fluor Corp	220,558	13,798		REITS - 1.81%
				Extra Space Storage Inc	733,607	30,848
Food - 1.72%				Tanger Factory Outlet Centers	435,828	14,134
Kroger Co/The	773,176	30,363				$44,982
Tyson Foods Inc	442,813	12,230		Retail - 5.12%
		$42,593		Best Buy Co Inc	828,753	24,937
				Dillard's Inc	215,156	18,166

See accompanying notes

Schedule of Investments
LargeCap Value Fund
July 31, 2013 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Financial	32.41%
Retail (continued)			Consumer, Non-cyclical	18.88%
Foot Locker Inc	336,574	$12,160	Energy	13.23%
Macy's Inc	416,976	20,157	Consumer, Cyclical	9.88%
Wal-Mart Stores Inc (b)	664,079	51,758	Communications	8.10%
		$127,178	Utilities	5.90%
			Technology	4.25%
Semiconductors - 0.79%			Industrial	3.97%
Marvell Technology Group Ltd	1,514,753	19,646	Basic Materials	3.37%
			Other Assets in Excess of Liabilities, Net	0.01%
Software - 0.88%			TOTAL NET ASSETS	100.00%
CA Inc	731,215	21,746

Telecommunications - 2.59%
AT&T Inc	1,140,693	40,232
Cisco Systems Inc	939,284	23,999
		$64,231

Textiles - 0.55%
Mohawk Industries Inc (a)	113,828	13,544

Water - 0.62%
American Water Works Co Inc	357,811	15,271

TOTAL COMMON STOCKS		$2,460,144
	Maturity
REPURCHASE AGREEMENTS - 0.86%	Amount (000's)	Value (000's)

Banks - 0.86%
Investment in Joint Trading Account; Credit	$4,181	$4,181
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $4,264,313; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	8,454	8,454
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $8,623,388; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	4,877	4,878
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $4,975,032; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)
Investment in Joint Trading Account; Merrill	3,813	3,813
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $3,889,669; 0.25% - 3.13%;
dated 07/31/15 - 02/15/43)
		$21,326
TOTAL REPURCHASE AGREEMENTS		$21,326
Total Investments		$2,481,470
Other Assets in Excess of Liabilities, Net - 0.01%		$204
TOTAL NET ASSETS - 100.00%		$2,481,674

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,289 or 0.13% of net assets.

See accompanying notes

Schedule of Investments
LargeCap Value Fund
July 31, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2013	Long	176	$14,403	$14,788	$385
Total					$385
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
July 31, 2013 (unaudited)

COMMON STOCKS - 95.95%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.02%				Banks (continued)
Interpublic Group of Cos Inc/The	25,351	$417		Regions Financial Corp	103,062	$1,032
				State Street Corp	29,994	2,090
				SunTrust Banks Inc	39,266	1,366
Aerospace & Defense - 1.25%				US Bancorp/MN	138,186	5,157
Alliant Techsystems Inc	3,599	335		Wells Fargo & Co	1,033,451	44,955
Exelis Inc	20,314	300
General Dynamics Corp	23,390	1,996		Zions Bancorporation	20,745	615
L-3 Communications Holdings Inc	9,809	914				$188,264
Lockheed Martin Corp	164,748	19,790		Beverages - 0.03%
Northrop Grumman Corp	18,414	1,695		Beam Inc	10,346	672
Raytheon Co	25,421	1,826
Triumph Group Inc	3,575	280		Biotechnology - 0.70%
United Technologies Corp	6,288	664		Bio-Rad Laboratories Inc (a)	2,198	268
		$27,800		United Therapeutics Corp (a)	204,456	15,302
Agriculture - 3.13%						$15,570
Altria Group Inc	541,738	18,993
Archer-Daniels-Midland Co	43,237	1,577		Building Materials - 0.03%
Bunge Ltd	9,584	728		Fortune Brands Home & Security Inc	2,168	90
Philip Morris International Inc	339,617	30,287		Vulcan Materials Co	14,165	668
Reynolds American Inc	367,100	18,146				$758
		$69,731		Chemicals - 3.11%
Airlines - 0.72%				Air Products & Chemicals Inc	15,958	1,734
Copa Holdings SA	101,729	14,158		Airgas Inc	102,600	10,589
Delta Air Lines Inc	50,400	1,070		Albemarle Corp	4,226	262
Southwest Airlines Co	63,791	882		Ashland Inc	8,527	740
		$16,110		Cabot Corp	6,903	283
				CF Industries Holdings Inc	77,892	15,268
Apparel - 0.70%				Cytec Industries Inc	5,006	390
Coach Inc	292,663	15,549		Dow Chemical Co/The	83,392	2,922
Deckers Outdoor Corp (a)	1,449	80		EI du Pont de Nemours & Co	204,000	11,769
		$15,629		Huntsman Corp	20,802	375
				LyondellBasell Industries NV	130,017	8,933
Automobile Manufacturers - 0.32%				Mosaic Co/The	22,630	930
Ford Motor Co	193,589	3,268		NewMarket Corp	53,265	14,518
General Motors Co (a)	64,209	2,303
Oshkosh Corp (a)	9,972	447		PPG Industries Inc	1,393	223
				Rockwood Holdings Inc	2,312	157
PACCAR Inc	20,883	1,175		RPM International Inc	921	32
		$7,193		Westlake Chemical Corp	308	32
Automobile Parts & Equipment - 0.15%				WR Grace & Co (a)	697	54
Johnson Controls Inc	44,663	1,796				$69,211
Lear Corp	10,042	696		Commercial Services - 1.47%
TRW Automotive Holdings Corp (a)	10,945	802
				Aaron's Inc	6,988	200
		$3,294		Apollo Group Inc (a)	10,584	193
Banks - 8.46%				Booz Allen Hamilton Holding Corp	2,621	56
Associated Banc-Corp	18,921	321		CoreLogic Inc/United States (a)	10,601	296
Bank of America Corp	730,716	10,668		KAR Auction Services Inc	218,366	5,556
Bank of New York Mellon Corp/The	78,323	2,463		Manpowergroup Inc	8,721	583
BB&T Corp	50,965	1,819		McGraw Hill Financial Inc	263,768	16,317
BOK Financial Corp	2,799	187		Paychex Inc	2,392	94
Capital One Financial Corp	51,946	3,585		SAIC Inc	31,731	485
CapitalSource Inc	22,962	278		Service Corp International/US	5,034	95
Citigroup Inc	743,353	38,759		Total System Services Inc	2,504	69
City National Corp/CA	5,069	352		Towers Watson & Co	6,598	556
Comerica Inc	269,838	11,478		Western Union Co/The	458,970	8,243
Commerce Bancshares Inc/MO	8,660	395				$32,743
East West Bancorp Inc	14,839	457		Computers - 5.04%
Fifth Third Bancorp	67,116	1,291		Accenture PLC - Class A	213,047	15,725
First Citizens BancShares Inc/NC	820	172		Apple Inc	63,944	28,935
First Republic Bank/CA	11,091	479		Brocade Communications Systems Inc (a)	49,849	332
Fulton Financial Corp	21,818	275		Computer Sciences Corp	16,878	804
Goldman Sachs Group Inc/The	145,464	23,860		Dell Inc	94,667	1,199
Huntington Bancshares Inc/OH	94,052	804		DST Systems Inc	666	47
JP Morgan Chase & Co	474,790	26,460		EMC Corp/MA	79,352	2,075
KeyCorp	69,543	855		Hewlett-Packard Co	147,669	3,792
M&T Bank Corp	9,234	1,079		International Business Machines Corp	167,575	32,684
Morgan Stanley	101,159	2,753		Lexmark International Inc	7,031	264
Northern Trust Corp	16,313	955		Synopsys Inc (a)	15,484	574
PNC Financial Services Group Inc/The	38,577	2,934		Western Digital Corp	402,008	25,881
Popular Inc (a)	11,251	370
						$112,312

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Consumer Products - 0.22%				Electrical Components & Equipment (continued)
Avery Dennison Corp	7,386	$330		Energizer Holdings Inc	6,724		$684
Kimberly-Clark Corp	6,848	677					$1,676
Tupperware Brands Corp	45,500	3,835
		$4,842		Electronics - 0.25%
				Agilent Technologies Inc	24,448		1,094
Cosmetics & Personal Care - 1.32%				Avnet Inc	14,932		562
Colgate-Palmolive Co	196,844	11,785		AVX Corp	5,178		66
Procter & Gamble Co/The	219,480	17,624		FLIR Systems Inc	2,977		97
		$29,409		Gentex Corp/MI	6,625		150
				Jabil Circuit Inc	22,837		525
Distribution & Wholesale - 0.04%				Tech Data Corp (a)	4,106		211
Arrow Electronics Inc (a)	11,522	526
WESCO International Inc (a)	4,738	359		Thermo Fisher Scientific Inc	29,283		2,668
				Vishay Intertechnology Inc (a)	14,339		206
		$885					$5,579
Diversified Financial Services - 6.96%				Engineering & Construction - 0.11%
American Express Co	321,300	23,702		AECOM Technology Corp (a)	11,365		385
Ameriprise Financial Inc	12,207	1,087		Fluor Corp	7,091		444
BlackRock Inc	5,760	1,624		Jacobs Engineering Group Inc (a)	14,033		831
CBOE Holdings Inc	491,724	24,635		KBR Inc	16,125		504
Charles Schwab Corp/The	84,332	1,863		URS Corp	8,236		383
CME Group Inc/IL	21,815	1,614					$2,547
Discover Financial Services	453,596	22,458
Eaton Vance Corp	445,071	18,012		Entertainment - 0.42%
Federated Investors Inc	591,531	17,172		International Game Technology	474,800		8,770
Invesco Ltd	38,122	1,227		Penn National Gaming Inc (a)	7,660		383
NYSE Euronext	16,676	703		Regal Entertainment Group	7,239		136
Ocwen Financial Corp (a)	200,400	9,543					$9,289
Raymond James Financial Inc	12,352	544
SLM Corp	412,218	10,186		Environmental Control - 0.06%
TD Ameritrade Holding Corp	26,243	709		Waste Management Inc	30,398		1,278
Waddell & Reed Financial Inc	389,854	19,906
		$154,985		Food - 1.63%
				Campbell Soup Co	367,724		17,209
Electric - 2.33%				Ingredion Inc	6,527		439
AES Corp/VA	69,746	868
Alliant Energy Corp	12,067	639		JM Smucker Co/The	10,501		1,182
American Electric Power Co Inc	38,752	1,796		Mondelez International Inc	120,953		3,782
CMS Energy Corp	28,438	796		Safeway Inc	499,247		12,875
Consolidated Edison Inc	23,856	1,429		Sysco Corp	26,308		908
Dominion Resources Inc/VA	39,157	2,322					$36,395
DTE Energy Co	13,301	940		Forest Products & Paper - 0.03%
Duke Energy Corp	48,117	3,416		Domtar Corp	3,725		259
Edison International	25,476	1,270		International Paper Co	6,763		327
Entergy Corp	12,149	820					$586
Exelon Corp	55,964	1,712
FirstEnergy Corp	27,461	1,045		Gas - 0.17%
Great Plains Energy Inc	14,813	358		Atmos Energy Corp	9,797		433
Integrys Energy Group Inc	8,514	535		CenterPoint Energy Inc	34,653		860
MDU Resources Group Inc	20,647	579		Questar Corp	15,001		358
National Fuel Gas Co	7,875	511		Sempra Energy	15,922		1,395
NextEra Energy Inc	33,379	2,891		UGI Corp	12,210		513
Northeast Utilities	24,523	1,089		Vectren Corp	8,914		330
NRG Energy Inc	34,978	938					$3,889
NV Energy Inc	25,564	604		Hand & Machine Tools - 0.09%
OGE Energy Corp	21,524	805		Kennametal Inc	8,549		370
Pepco Holdings Inc	28,030	576		Regal-Beloit Corp	4,554		295
PG&E Corp	35,756	1,641		Snap-on Inc	5,059		480
Pinnacle West Capital Corp	11,901	701		Stanley Black & Decker Inc	10,521		890
PPL Corp	479,118	15,222					$2,035
Public Service Enterprise Group Inc	41,211	1,393
SCANA Corp	13,634	708		Healthcare - Products - 1.67%
Southern Co/The	69,522	3,117		Baxter International Inc	218,559		15,964
TECO Energy Inc	23,608	417		Boston Scientific Corp (a)	89,662		979
Westar Energy Inc	13,707	460		CareFusion Corp (a)	24,131		931
Wisconsin Energy Corp	24,834	1,080		Covidien PLC	37,523		2,313
Xcel Energy Inc	38,079	1,141		DENTSPLY International Inc	8,603		369
		$51,819		Hill-Rom Holdings Inc	6,743		250
				Medtronic Inc	81,034		4,476
Electrical Components & Equipment - 0.08%				Patterson Cos Inc	719		29
Emerson Electric Co	16,162	992		St Jude Medical Inc	186,451		9,768
				Stryker Corp	15,063		1,061

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Insurance (continued)
Zimmer Holdings Inc	11,416	$953		XL Group PLC	32,247	$1,011
		$37,093				$150,519
Healthcare - Services - 1.31%				Internet - 0.17%
Aetna Inc	22,144	1,421		AOL Inc	6,419	236
Cigna Corp	21,780	1,695		Liberty Interactive Corp (a)	37,614	920
Community Health Systems Inc	9,877	455		Symantec Corp	20,575	549
HCA Holdings Inc	26,935	1,050		Yahoo! Inc (a)	71,474	2,008
Humana Inc	82,184	7,500				$3,713
LifePoint Hospitals Inc (a)	5,343	263
Quest Diagnostics Inc	15,205	887		Iron & Steel - 0.10%
UnitedHealth Group Inc	188,128	13,705		Cliffs Natural Resources Inc	17,356	338
Universal Health Services Inc	3,337	233		Nucor Corp	20,942	980
WellPoint Inc	23,956	2,050		Reliance Steel & Aluminum Co	8,174	574
		$29,259		Steel Dynamics Inc	18,683	291
						$2,183
Holding Companies - Diversified - 0.03%
Leucadia National Corp	27,785	746		Leisure Products & Services - 0.05%
				Carnival Corp	27,291	1,011
Home Builders - 0.05%
DR Horton Inc	30,620	616		Lodging - 0.07%
Toll Brothers Inc (a)	15,615	513		Marriott International Inc/DE	2,035	85
				MGM Resorts International (a)	41,889	683
		$1,129		Starwood Hotels & Resorts Worldwide Inc	12,147	803
Home Furnishings - 0.07%						$1,571
Harman International Industries Inc	7,378	446
Whirlpool Corp	7,994	1,071		Machinery - Construction & Mining - 1.89%
		$1,517		Caterpillar Inc	259,030	21,476
				Joy Global Inc	409,917	20,291
Housewares - 0.02%				Terex Corp (a)	12,013	354
Newell Rubbermaid Inc	13,188	356				$42,121
				Machinery - Diversified - 0.09%
Insurance - 6.76%				AGCO Corp	10,577	595
ACE Ltd	30,246	2,764		CNH Global NV	3,026	142
Aflac Inc	683,664	42,168		Cummins Inc	3,708	449
Allied World Assurance Co Holdings AG	1,939	183		IDEX Corp	608	36
Allstate Corp/The	222,168	11,326		Xylem Inc/NY	17,952	448
American Financial Group Inc/OH	8,650	447		Zebra Technologies Corp (a)	4,740	219
American International Group Inc	439,469	20,000				$1,889
American National Insurance Co	779	88
Aon PLC	7,687	519		Media - 1.72%
Arch Capital Group Ltd (a)	151,772	8,219		CBS Corp	5,597	296
Aspen Insurance Holdings Ltd	7,780	292		Comcast Corp - Class A	21,654	976
Assurant Inc	247,317	13,394		Gannett Co Inc	25,553	658
Assured Guaranty Ltd	18,773	406		John Wiley & Sons Inc	2,888	130
Axis Capital Holdings Ltd	11,239	490		Liberty Media Corp (a)	34,499	4,959
Berkshire Hathaway Inc - Class B (a)	121,984	14,134		Nielsen Holdings NV	20,301	678
Chubb Corp/The	18,420	1,593		Sirius XM Radio Inc	176,833	660
Cincinnati Financial Corp	15,882	778		Starz (a)	1,438	32
Everest Re Group Ltd	5,473	731		Thomson Reuters Corp	24,377	830
Fidelity National Financial Inc	24,206	593		Time Warner Cable Inc	73,500	8,384
Genworth Financial Inc (a)	55,589	722		Time Warner Inc	71,384	4,444
Hartford Financial Services Group Inc	31,081	959		Twenty-First Century Fox Inc	40,386	1,207
HCC Insurance Holdings Inc	10,993	489		Viacom Inc	106,000	7,714
Lincoln National Corp	23,874	995		Walt Disney Co/The	108,265	6,999
Loews Corp	20,474	933		Washington Post Co/The	473	254
Markel Corp (a)	1,552	823				$38,221
Marsh & McLennan Cos Inc	20,619	863		Metal Fabrication & Hardware - 0.02%
MetLife Inc	79,505	3,850		Timken Co	8,657	506
PartnerRe Ltd	6,266	561
ProAssurance Corp	6,961	373
Protective Life Corp	8,809	382		Mining - 0.89%
Prudential Financial Inc	19,375	1,530		Alcoa Inc	116,708	928
Reinsurance Group of America Inc	8,011	545		Freeport-McMoRan Copper & Gold Inc	253,970	7,182
RenaissanceRe Holdings Ltd	4,805	418		Newmont Mining Corp	37,710	1,131
StanCorp Financial Group Inc	4,821	256		Royal Gold Inc	5,390	279
Torchmark Corp	10,152	722		Southern Copper Corp	397,832	10,372
Travelers Cos Inc/The	24,434	2,041				$19,892
Unum Group	29,328	928		Miscellaneous Manufacturing - 2.90%
WR Berkley Corp	330,267	13,993		3M Co	7,667	900
				AO Smith Corp	4,804	198

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Miscellaneous Manufacturing (continued)				Pharmaceuticals - 6.03%
Aptargroup Inc	2,166	$126		Abbott Laboratories	124,330	$4,554
Carlisle Cos Inc	6,153	417		AmerisourceBergen Corp	121,600	7,086
Crane Co	406	25		Bristol-Myers Squibb Co	15,475	669
Danaher Corp	37,352	2,515		Cardinal Health Inc	23,169	1,161
Dover Corp	4,868	417		Eli Lilly & Co	208,646	11,081
Eaton Corp PLC	42,211	2,910		Endo Health Solutions Inc (a)	492,237	18,931
General Electric Co	1,878,607	45,782		Express Scripts Holding Co (a)	84,600	5,546
Illinois Tool Works Inc	18,570	1,338		Forest Laboratories Inc (a)	17,449	760
Ingersoll-Rand PLC	9,346	571		Johnson & Johnson	239,331	22,377
Leggett & Platt Inc	15,237	479		Merck & Co Inc	394,635	19,010
Parker Hannifin Corp	11,689	1,207		Mylan Inc/PA (a)	265,012	8,894
Pentair Ltd	13,795	843		Pfizer Inc	786,619	22,993
Textron Inc	28,591	783		Salix Pharmaceuticals Ltd (a)	151,397	11,188
Trinity Industries Inc	154,436	6,080				$134,250
		$64,591		Pipelines - 0.10%
Office & Business Equipment - 0.05%				Spectra Energy Corp	42,864	1,543
Pitney Bowes Inc	7,065	117		Williams Cos Inc/The	20,997	717
Xerox Corp	94,039	912				$2,260
		$1,029		Real Estate - 0.05%
Oil & Gas - 14.18%				Forest City Enterprises Inc (a)	16,368	287
Anadarko Petroleum Corp	41,996	3,718		Jones Lang LaSalle Inc	4,758	433
Apache Corp	238,378	19,130		WP Carey Inc	6,234	440
Atwood Oceanics Inc (a)	4,246	239				$1,160
Chesapeake Energy Corp	43,481	1,013
Chevron Corp	521,660	65,672		REITS - 3.51%
ConocoPhillips	100,853	6,541		Alexandria Real Estate Equities Inc	7,711	528
Denbury Resources Inc (a)	40,518	709		American Capital Agency Corp	524,520	11,817
Devon Energy Corp	26,549	1,461		Annaly Capital Management Inc	1,657,264	19,754
Diamond Offshore Drilling Inc	7,527	508		Apartment Investment & Management Co	625,649	18,382
Energen Corp	7,843	470		AvalonBay Communities Inc	10,186	1,379
EOG Resources Inc	1,890	275		BioMed Realty Trust Inc	20,263	419
Exxon Mobil Corp	695,744	65,226		Boston Properties Inc	10,812	1,156
Helmerich & Payne Inc	10,300	651		Brandywine Realty Trust	17,022	237
Hess Corp	25,312	1,885		BRE Properties Inc	8,682	461
HollyFrontier Corp	400,716	18,253		Camden Property Trust	9,559	674
Marathon Oil Corp	58,474	2,126		CBL & Associates Properties Inc	16,170	368
Marathon Petroleum Corp	323,983	23,758		Chimera Investment Corp	111,817	333
Murphy Oil Corp	15,465	1,047		Corporate Office Properties Trust	9,327	238
Nabors Industries Ltd	31,989	492		Corrections Corp of America	4,591	152
Newfield Exploration Co (a)	713,308	17,547		DDR Corp	30,264	517
Noble Energy Inc	21,993	1,374		Douglas Emmett Inc	15,169	379
Occidental Petroleum Corp	255,559	22,757		Duke Realty Corp	34,900	575
Patterson-UTI Energy Inc	847,318	16,751		Equity Lifestyle Properties Inc	1,562	60
Phillips 66	51,079	3,141		Equity Residential	22,427	1,256
Royal Dutch Shell PLC - B shares ADR	84,800	6,010		Extra Space Storage Inc	11,086	466
Tesoro Corp	15,250	867		Federal Realty Investment Trust	1,492	157
Ultra Petroleum Corp (a)	1,159,140	25,095		General Growth Properties Inc	34,661	719
Valero Energy Corp	235,230	8,415		HCP Inc	35,782	1,570
Whiting Petroleum Corp (a)	10,964	564		Health Care REIT Inc	21,128	1,363
		$315,695		Healthcare Trust of America Inc	12,098	133
				Home Properties Inc	5,672	362
Oil & Gas Services - 1.68%				Hospitality Properties Trust	15,193	433
Baker Hughes Inc	34,941	1,657		Host Hotels & Resorts Inc	53,976	964
Cameron International Corp (a)	9,965	591		Kilroy Realty Corp	7,496	392
Halliburton Co	314,800	14,226		Kimco Realty Corp	44,520	1,004
MRC Global Inc (a)	956	26		Liberty Property Trust	11,271	431
National Oilwell Varco Inc	35,247	2,473		Macerich Co/The	14,508	900
Oil States International Inc (a)	5,967	580		Mack-Cali Realty Corp	9,543	230
RPC Inc	1,208,121	17,300		MFA Financial Inc	39,227	313
Superior Energy Services Inc (a)	17,114	439		Mid-America Apartment Communities Inc	4,638	313
		$37,292		National Retail Properties Inc	12,585	440
				Piedmont Office Realty Trust Inc	18,797	340
Packaging & Containers - 0.06%				Prologis Inc	37,012	1,420
Bemis Co Inc	6,268	258		Public Storage	1,057	168
Crown Holdings Inc (a)	2,296	101
Greif Inc	2,741	152		Realty Income Corp	21,459	932
Owens-Illinois Inc (a)	4,666	139		Regency Centers Corp	3,898	206
				Retail Properties of America Inc	9,245	130
Rock Tenn Co	2,188	250		Senior Housing Properties Trust	20,453	514
Sonoco Products Co	10,928	420		Simon Property Group Inc	6,175	988
		$1,320		SL Green Realty Corp	9,945	902

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				Telecommunications (continued)
Starwood Property Trust Inc	18,043	$458		Cisco Systems Inc	560,928	$14,331
Taubman Centers Inc	4,427	324		Corning Inc	112,144	1,703
UDR Inc	27,225	682		EchoStar Corp (a)	3,105	124
Ventas Inc	12,672	833		Frontier Communications Corp	108,615	474
Vornado Realty Trust	10,213	866		Harris Corp	8,706	497
Weingarten Realty Investors	13,183	413		Polycom Inc (a)	19,408	185
		$78,051		Sprint Corp (a)	35,209	210
				Telephone & Data Systems Inc	10,414	276
Retail - 4.31%				T-Mobile US Inc (a)	15,217	367
Abercrombie & Fitch Co	107,656	5,369		Vodafone Group PLC ADR	166,100	4,975
Advance Auto Parts Inc	172,000	14,188		Windstream Corp	530,300	4,428
American Eagle Outfitters Inc	7,447	146				$47,193
Ascena Retail Group Inc (a)	11,862	226
Big Lots Inc (a)	4,646	168		Textiles - 0.03%
Chico's FAS Inc	5,415	93		Mohawk Industries Inc (a)	6,191	737
CST Brands Inc (a)	6,678	218
CVS Caremark Corp	85,798	5,276
Dillard's Inc	959	81		Toys, Games & Hobbies - 0.00%
Foot Locker Inc	13,112	474		Hasbro Inc	1,210	56
GameStop Corp	12,799	628
GNC Holdings Inc	130,500	6,888		Transportation - 1.71%
Kohl's Corp	15,970	846		CSX Corp	40,099	995
Macy's Inc	9,374	453		FedEx Corp	24,808	2,630
PVH Corp	685	90		Norfolk Southern Corp	248,707	18,195
Signet Jewelers Ltd	9,255	677		Ryder System Inc	5,579	345
Staples Inc	51,367	874		Tidewater Inc	5,602	330
Target Corp	10,692	762		United Parcel Service Inc	179,252	15,559
TJX Cos Inc	456,961	23,780				$38,054
Walgreen Co	302,531	15,202
Wal-Mart Stores Inc	36,784	2,867		Water- 0.51%
Yum! Brands Inc	229,201	16,713		American Water Works Co Inc	264,065	11,270
		$96,019		Aqua America Inc	1,895	64
						$11,334
Savings & Loans - 0.05%				TOTAL COMMON STOCKS		$2,136,067
First Niagara Financial Group Inc	38,431	411			Maturity
New York Community Bancorp Inc	47,774	725		REPURCHASE AGREEMENTS - 4.23%	Amount (000's)	Value(000	's)
		$1,136
				Banks- 4.23%
Semiconductors - 2.68%				Investment in Joint Trading Account; Credit	$18,480	$18,481
Broadcom Corp	22,769	628		Suisse Repurchase Agreement; 0.05%
Fairchild Semiconductor International Inc (a)	13,813	174		dated 07/31/2013 maturing 08/01/2013
First Solar Inc (a)	6,616	326		(collateralized by US Government
Intel Corp	351,119	8,181		Securities; $18,849,861; 0.00% - 11.25%;
KLA-Tencor Corp	205,001	12,019		dated 02/15/15 - 08/15/40)
Lam Research Corp (a)	239,277	11,777		Investment in Joint Trading Account; Deutsche	37,371	37,371
LSI Corp	52,749	410		Bank Repurchase Agreement; 0.09% dated
Micron Technology Inc (a)	64,958	861		07/31/2013 maturing 08/01/2013
NVIDIA Corp	554,459	8,001		(collateralized by US Government
ON Semiconductor Corp (a)	2,448	20		Securities; $38,118,610; 0.00% - 1.38%;
Qualcomm Inc	163,200	10,535		dated 10/28/13 - 03/09/18)
Rovi Corp (a)	9,916	223		Investment in Joint Trading Account; JP	21,560	21,560
Skyworks Solutions Inc (a)	2,247	54		Morgan Repurchase Agreement; 0.06%
Teradyne Inc (a)	384,923	6,348		dated 07/31/2013 maturing 08/01/2013
		$59,557		(collateralized by US Government
				Securities; $21,991,505; 0.00% - 9.38%;
Software - 2.23%				dated 08/03/13 - 05/15/30)
Activision Blizzard Inc	46,075	828
Adobe Systems Inc (a)	23,059	1,090		Investment in Joint Trading Account; Merrill	16,857	16,856
Autodesk Inc (a)	5,019	178		Lynch Repurchase Agreement; 0.05%
CA Inc	36,388	1,082		dated 07/31/2013 maturing 08/01/2013
Compuware Corp	24,033	273		(collateralized by US Government
Dun & Bradstreet Corp/The	1,454	151		Securities; $17,193,797; 0.25% - 3.13%;
Electronic Arts Inc (a)	7,623	199		dated 07/31/15 - 02/15/43)
Fidelity National Information Services Inc	18,296	790				$94,268
Microsoft Corp	944,143	30,052		TOTAL REPURCHASE AGREEMENTS		$94,268
Oracle Corp	465,100	15,046		Total Investments		$2,230,335
		$49,689		Liabilities in Excess of Other Assets, Net - (0.18)%		$(4,051)
				TOTAL NET ASSETS - 100.00%		$2,226,284
Telecommunications - 2.12%
Amdocs Ltd	18,333	705
AT&T Inc	448,527	15,820		(a) Non-Income Producing Security
CenturyLink Inc	86,414	3,098

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
July 31, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		30.02%
Consumer, Non-cyclical		17.51%
Energy		15.96%
Technology		10.00%
Industrial		8.54%
Consumer, Cyclical		6.95%
Basic Materials		4.13%
Communications		4.03%
Utilities		3.01%
Diversified		0.03%
Liabilities in Excess of Other Assets, Net		(0.18)%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2013	Long	1,151	$95,576	$96,713	$1,137
Total					$1,137

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2013 (unaudited)

COMMON STOCKS - 96.76%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.02%				Banks (continued)
Interpublic Group of Cos Inc/The	9,770	$161		State Street Corp	102,359	$7,131
				SunTrust Banks Inc	15,115	526
				US Bancorp/MN	132,169	4,932
Aerospace & Defense - 3.29%				Wells Fargo & Co	577,871	25,138
Alliant Techsystems Inc	1,385	129		Zions Bancorporation	7,994	237
Boeing Co/The	30,600	3,216
Exelis Inc	7,820	116				$133,196
General Dynamics Corp	97,314	8,304		Beverages - 0.74%
L-3 Communications Holdings Inc	3,776	352		Beam Inc	3,981	259
Northrop Grumman Corp	7,096	653		PepsiCo Inc	71,800	5,998
Raytheon Co	114,996	8,261				$6,257
Triumph Group Inc	1,376	108		Biotechnology - 0.01%
United Technologies Corp	64,023	6,759		Bio-Rad Laboratories Inc (a)	845	103
		$27,898
Agriculture - 1.68%
Altria Group Inc	134,387	4,712		Building Materials - 0.03%
Archer-Daniels-Midland Co	16,644	607		Fortune Brands Home & Security Inc	836	35
Bunge Ltd	3,688	280		Vulcan Materials Co	5,456	257
Philip Morris International Inc	97,227	8,671				$292
		$14,270		Chemicals - 1.47%
Airlines - 0.09%				Air Products & Chemicals Inc	6,149	668
Delta Air Lines Inc	19,422	412		Albemarle Corp	1,626	101
Southwest Airlines Co	24,556	340		Ashland Inc	3,282	285
		$752		Cabot Corp	2,657	109
				CF Industries Holdings Inc	1,973	387
Apparel - 0.00%				Cytec Industries Inc	1,926	150
Deckers Outdoor Corp (a)	557	31		Dow Chemical Co/The	32,136	1,126
				EI du Pont de Nemours & Co	52,218	3,012
				Huntsman Corp	8,007	144
Automobile Manufacturers - 0.33%				Mosaic Co/The	8,718	358
Ford Motor Co	74,601	1,259
General Motors Co (a)	24,743	888		PPG Industries Inc	537	86
Oshkosh Corp (a)	3,838	172		Rockwood Holdings Inc	891	60
PACCAR Inc	8,047	453		RPM International Inc	355	13
				Sigma-Aldrich Corp	71,600	5,983
		$2,772		Westlake Chemical Corp	119	12
Automobile Parts & Equipment - 0.62%				WR Grace & Co (a)	267	21
Delphi Automotive PLC	75,100	4,034				$12,515
Johnson Controls Inc	17,192	691
Lear Corp	3,866	268		Commercial Services - 0.90%
TRW Automotive Holdings Corp (a)	4,213	309		Aaron's Inc	2,692	77
				Apollo Group Inc (a)	4,078	74
		$5,302		Booz Allen Hamilton Holding Corp	1,063	23
Banks - 15.69%				CoreLogic Inc/United States (a)	4,080	114
Associated Banc-Corp	7,282	123		Equifax Inc	97,900	6,190
Bank of America Corp	1,154,344	16,853		KAR Auction Services Inc	1,219	31
Bank of New York Mellon Corp/The	30,150	948		Manpowergroup Inc	3,356	225
BB&T Corp	19,618	700		McGraw Hill Financial Inc	6,055	375
BOK Financial Corp	1,077	72		Paychex Inc	921	36
Capital One Financial Corp	244,901	16,903		SAIC Inc	12,228	187
CapitalSource Inc	8,839	107		Service Corp International/US	1,940	37
CIT Group Inc (a)	131,800	6,604		Total System Services Inc	963	26
Citigroup Inc	231,413	12,066		Towers Watson & Co	2,539	214
City National Corp/CA	1,953	136				$7,609
Comerica Inc	7,873	335
Commerce Bancshares Inc/MO	3,337	152		Computers - 1.83%
East West Bancorp Inc	5,712	176		Accenture PLC - Class A	81,300	6,001
				Apple Inc	6,640	3,004
Fifth Third Bancorp	25,836	497		Brocade Communications Systems Inc (a)	19,190	128
First Citizens BancShares Inc/NC	316	66
First Republic Bank/CA	4,270	184		Computer Sciences Corp	6,497	310
				Dell Inc	36,481	462
Fulton Financial Corp	8,398	106		DST Systems Inc	257	18
Goldman Sachs Group Inc/The	12,048	1,976
Huntington Bancshares Inc/OH	36,205	310		EMC Corp/MA	30,579	800
				Hewlett-Packard Co	56,886	1,461
JP Morgan Chase & Co	450,822	25,125		International Business Machines Corp	13,752	2,682
KeyCorp	26,770	329		Lexmark International Inc	2,706	101
M&T Bank Corp	3,554	415		Synopsys Inc (a)	5,961	221
Morgan Stanley	38,942	1,060		Western Digital Corp	5,512	355
Northern Trust Corp	6,286	368
PNC Financial Services Group Inc/The	119,407	9,081				$15,543
Popular Inc (a)	4,333	143		Consumer Products - 0.05%
Regions Financial Corp	39,674	397		Avery Dennison Corp	2,846	127

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Consumer Products (continued)				Electronics (continued)
Kimberly-Clark Corp	2,639	$261		Honeywell International Inc	168,417		$13,976
		$388		Jabil Circuit Inc	8,800		202
				Tech Data Corp (a)	1,580		81
Cosmetics & Personal Care - 1.54%				Thermo Fisher Scientific Inc	11,284		1,028
Colgate-Palmolive Co	105,400	6,310		Vishay Intertechnology Inc (a)	5,519		79
Procter & Gamble Co/The	84,578	6,792					$16,124
		$13,102
				Engineering & Construction - 0.12%
Distribution & Wholesale - 0.04%				AECOM Technology Corp (a)	4,374		148
Arrow Electronics Inc (a)	4,435	203
WESCO International Inc (a)	1,824	138		Fluor Corp	2,732		171
				Jacobs Engineering Group Inc (a)	5,402		320
		$341		KBR Inc	6,207		194
Diversified Financial Services - 2.79%				URS Corp	3,169		147
American Express Co	116,603	8,602					$980
Ameriprise Financial Inc	43,704	3,890		Entertainment - 0.02%
BlackRock Inc	2,220	626		Penn National Gaming Inc (a)	2,952		147
Charles Schwab Corp/The	32,498	718		Regal Entertainment Group	2,789		53
CME Group Inc/IL	8,397	621					$200
Discover Financial Services	16,284	806
Invesco Ltd	14,675	472		Environmental Control - 0.06%
NYSE Euronext	6,418	271		Waste Management Inc	11,701		492
Raymond James Financial Inc	4,754	209
SLM Corp	289,984	7,166
TD Ameritrade Holding Corp	10,112	273		Food - 1.55%
				General Mills Inc	87,900		4,571
		$23,654		Ingredion Inc	2,512		169
Electric - 2.87%				JM Smucker Co/The	4,047		455
AES Corp/VA	26,850	334		McCormick & Co Inc/MD	83,200		5,958
Alliant Energy Corp	4,645	246		Mondelez International Inc	46,610		1,457
American Electric Power Co Inc	14,927	692		Safeway Inc	8,680		224
CMS Energy Corp	10,947	306		Sysco Corp	10,138		350
Consolidated Edison Inc	9,193	551					$13,184
Dominion Resources Inc/VA	15,090	895
DTE Energy Co	5,119	362		Forest Products & Paper - 0.03%
Duke Energy Corp	18,542	1,316		Domtar Corp	1,433		99
Edison International	9,805	489		International Paper Co	2,606		126
Entergy Corp	49,988	3,374					$225
Exelon Corp	21,542	659		Gas - 0.18%
FirstEnergy Corp	10,570	402		Atmos Energy Corp	3,771		167
Great Plains Energy Inc	5,702	138		CenterPoint Energy Inc	13,353		331
Integrys Energy Group Inc	3,277	206		Questar Corp	5,775		138
MDU Resources Group Inc	7,953	223		Sempra Energy	6,133		538
National Fuel Gas Co	3,031	197		UGI Corp	4,700		197
NextEra Energy Inc	89,458	7,748		Vectren Corp	3,431		127
Northeast Utilities	9,440	419					$1,498
NRG Energy Inc	13,464	361
NV Energy Inc	9,851	233		Hand & Machine Tools - 0.64%
OGE Energy Corp	8,294	310		Kennametal Inc	3,294		143
Pepco Holdings Inc	10,801	222		Regal-Beloit Corp	1,753		113
PG&E Corp	13,778	632		Snap-on Inc	1,946		185
Pinnacle West Capital Corp	4,581	270		Stanley Black & Decker Inc	58,723		4,969
PPL Corp	17,881	568					$5,410
Public Service Enterprise Group Inc	15,881	537		Healthcare - Products - 3.57%
SCANA Corp	5,252	273		Baxter International Inc	89,200		6,515
Southern Co/The	26,781	1,201		Boston Scientific Corp (a)	34,540		377
TECO Energy Inc	9,064	160		CareFusion Corp (a)	9,289		359
Westar Energy Inc	5,276	177		Covidien PLC	115,377		7,111
Wisconsin Energy Corp	9,570	416		DENTSPLY International Inc	3,314		142
Xcel Energy Inc	14,658	439		Hill-Rom Holdings Inc	2,594		96
		$24,356		Medtronic Inc	208,476		11,516
Electrical Components & Equipment - 0.90%				Patterson Cos Inc	292		12
Emerson Electric Co	119,638	7,342		St Jude Medical Inc	4,315		226
Energizer Holdings Inc	2,587	264		Stryker Corp	5,804		409
				Varian Medical Systems Inc (a)	43,300		3,139
		$7,606
				Zimmer Holdings Inc	4,397		367
Electronics - 1.90%							$30,269
Agilent Technologies Inc	9,421	421
Avnet Inc	5,748	217		Healthcare - Services - 2.82%
AVX Corp	1,993	25		Aetna Inc	8,534		548
FLIR Systems Inc	1,146	37		Cigna Corp	8,383		652
Gentex Corp/MI	2,553	58		Community Health Systems Inc	3,802		175

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Services (continued)				Internet (continued)
DaVita HealthCare Partners Inc (a)	44,800	$5,215		Yahoo! Inc (a)	27,543		$774
HCA Holdings Inc	10,379	405					$1,431
Humana Inc	4,154	379
LifePoint Hospitals Inc (a)	2,057	101		Iron & Steel - 0.10%
Quest Diagnostics Inc	5,853	341		Cliffs Natural Resources Inc	6,681		130
UnitedHealth Group Inc	121,868	8,878		Nucor Corp	8,068		378
Universal Health Services Inc	1,286	90		Reliance Steel & Aluminum Co	3,147		221
WellPoint Inc	83,235	7,122		Steel Dynamics Inc	7,192		112
		$23,906					$841
Holding Companies - Diversified - 0.03%				Leisure Products & Services - 1.63%
Leucadia National Corp	10,707	287		Carnival Corp	190,303		7,047
				Polaris Industries Inc	60,500		6,784
							$13,831
Home Builders - 0.05%
DR Horton Inc	11,799	237		Lodging - 0.07%
Toll Brothers Inc (a)	6,011	198		Marriott International Inc/DE	782		32
				MGM Resorts International (a)	16,142		263
		$435
				Starwood Hotels & Resorts Worldwide Inc	4,681		310
Home Furnishings - 0.07%							$605
Harman International Industries Inc	2,843	172
Whirlpool Corp	3,080	413		Machinery - Construction & Mining - 0.18%
		$585		Caterpillar Inc	14,069		1,167
				Joy Global Inc	4,446		220
Housewares - 0.02%				Terex Corp (a)	4,624		136
Newell Rubbermaid Inc	5,083	137					$1,523
				Machinery - Diversified - 0.09%
Insurance - 5.56%				AGCO Corp	4,071		229
ACE Ltd	77,616	7,092		CNH Global NV	1,164		55
Aflac Inc	15,304	944		Cummins Inc	1,429		173
Allied World Assurance Co Holdings AG	746	71		IDEX Corp	234		14
Allstate Corp/The	16,057	819		Xylem Inc/NY	6,910		172
American Financial Group Inc/OH	3,329	172		Zebra Technologies Corp (a)	1,824		84
American International Group Inc	237,962	10,830					$727
American National Insurance Co	299	34
Aon PLC	2,962	200		Media - 3.09%
Arch Capital Group Ltd (a)	5,033	272		CBS Corp	2,157		114
Aspen Insurance Holdings Ltd	2,995	112		Comcast Corp - Class A	149,445		6,737
Assurant Inc	3,393	184		Gannett Co Inc	9,836		253
Assured Guaranty Ltd	7,231	156		John Wiley & Sons Inc	1,111		50
Axis Capital Holdings Ltd	4,327	188		Liberty Media Corp (a)	3,005		432
Berkshire Hathaway Inc - Class B (a)	47,007	5,447		Nielsen Holdings NV	7,823		262
Chubb Corp/The	7,098	614		Sirius XM Radio Inc	68,143		254
Cincinnati Financial Corp	6,114	300		Starz (a)	554		13
Everest Re Group Ltd	2,108	281		Thomson Reuters Corp	9,383		319
Fidelity National Financial Inc	9,318	228		Time Warner Inc	80,180		4,992
Genworth Financial Inc (a)	21,421	278		Twenty-First Century Fox Inc	15,563		465
Hartford Financial Services Group Inc	198,178	6,116		Viacom Inc	89,000		6,477
HCC Insurance Holdings Inc	4,231	188		Walt Disney Co/The	89,320		5,774
Lincoln National Corp	9,200	383		Washington Post Co/The	182		98
Loews Corp	7,880	359					$26,240
Markel Corp (a)	598	317
				Metal Fabrication & Hardware - 0.02%
Marsh & McLennan Cos Inc	7,945	333		Timken Co	3,332		195
MetLife Inc	106,737	5,168
PartnerRe Ltd	2,413	216
ProAssurance Corp	2,682	144		Mining - 0.21%
Protective Life Corp	3,390	147		Alcoa Inc	44,959		358
Prudential Financial Inc	7,466	590		Freeport-McMoRan Copper & Gold Inc	30,382		859
Reinsurance Group of America Inc	3,084	210		Newmont Mining Corp	14,532		436
RenaissanceRe Holdings Ltd	1,849	161		Royal Gold Inc	2,077		107
StanCorp Financial Group Inc	1,855	98					$1,760
Torchmark Corp	3,908	278
Travelers Cos Inc/The	9,415	787		Miscellaneous Manufacturing - 2.58%
Unum Group	11,289	357		3M Co	2,953		347
WR Berkley Corp	4,645	197		AO Smith Corp	1,851		76
XL Group PLC	93,054	2,917		Aptargroup Inc	835		49
				Carlisle Cos Inc	2,368		160
		$47,188		Crane Co	157		10
Internet - 0.17%				Danaher Corp	14,394		969
AOL Inc	2,470	91		Dover Corp	1,876		161
Liberty Interactive Corp (a)	14,494	354		Eaton Corp PLC	16,266		1,122
Symantec Corp	7,929	212		General Electric Co	375,353		9,147

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing (continued)				Pharmaceuticals (continued)
Illinois Tool Works Inc	114,742	$8,267		Novartis AG ADR	40,200		$2,879
Ingersoll-Rand PLC	3,601	220		Pfizer Inc	633,722		18,524
Leggett & Platt Inc	5,865	184		Sanofi ADR	82,804		4,263
Parker Hannifin Corp	4,505	465		Teva Pharmaceutical Industries Ltd ADR	91,293		3,624
Pentair Ltd	5,310	324					$76,735
Textron Inc	11,006	301
Trinity Industries Inc	3,363	132		Pipelines - 0.10%
		$21,934		Spectra Energy Corp	16,500		594
				Williams Cos Inc/The	8,091		276
Office & Business Equipment - 0.05%							$870
Pitney Bowes Inc	2,720	45		Real Estate - 0.05%
Xerox Corp	36,201	351		Forest City Enterprises Inc (a)	6,305		110
		$396		Jones Lang LaSalle Inc	1,831		167
Oil & Gas - 11.52%				WP Carey Inc	2,402		170
Anadarko Petroleum Corp	83,883	7,426					$447
Apache Corp	12,458	1,000
Atwood Oceanics Inc (a)	1,634	92		REITS - 1.97%
BP PLC ADR	179,103	7,422		Alexandria Real Estate Equities Inc	2,969		203
Chesapeake Energy Corp	16,738	390		Annaly Capital Management Inc	28,164		336
Chevron Corp	112,024	14,102		Apartment Investment & Management Co	2,753		81
ConocoPhillips	152,179	9,871		AvalonBay Communities Inc	3,925		531
Denbury Resources Inc (a)	15,613	273		BioMed Realty Trust Inc	7,799		161
Devon Energy Corp	10,219	562		Boston Properties Inc	4,166		446
Diamond Offshore Drilling Inc	2,899	196		Brandywine Realty Trust	6,309		88
Energen Corp	3,019	181		BRE Properties Inc	3,345		177
EOG Resources Inc	728	106		Camden Property Trust	3,683		260
EQT Corp	36,200	3,131		CBL & Associates Properties Inc	6,224		142
Exxon Mobil Corp	183,328	17,187		Chimera Investment Corp	43,045		128
Helmerich & Payne Inc	3,969	251		Corporate Office Properties Trust	3,590		91
Hess Corp	9,754	726		Corrections Corp of America	1,769		58
Marathon Oil Corp	285,556	10,382		DDR Corp	11,658		199
Marathon Petroleum Corp	10,447	766		Douglas Emmett Inc	5,838		146
Murphy Oil Corp	5,953	403		Duke Realty Corp	13,435		221
Nabors Industries Ltd	12,327	190		Equity Lifestyle Properties Inc	600		23
Noble Energy Inc	8,472	529		Equity Residential	8,633		483
Occidental Petroleum Corp	185,595	16,527		Extra Space Storage Inc	4,272		180
Patterson-UTI Energy Inc	6,101	121		Federal Realty Investment Trust	574		60
Phillips 66	76,906	4,730		General Growth Properties Inc	13,342		277
Tesoro Corp	5,870	334		HCP Inc	13,788		605
Valero Energy Corp	18,624	666		Health Care REIT Inc	8,139		525
Whiting Petroleum Corp (a)	4,220	217		Healthcare Trust of America Inc	4,662		51
		$97,781		Home Properties Inc	2,185		139
				Hospitality Properties Trust	5,849		167
Oil & Gas Services - 0.64%				Host Hotels & Resorts Inc	20,778		371
Baker Hughes Inc	13,450	638		Kilroy Realty Corp	2,886		151
Cameron International Corp (a)	3,840	228		Kimco Realty Corp	17,149		387
MRC Global Inc (a)	388	10		Liberty Property Trust	4,338		166
National Oilwell Varco Inc	13,583	953		Macerich Co/The	5,589		347
Oil States International Inc (a)	2,299	223		Mack-Cali Realty Corp	3,673		88
Schlumberger Ltd	39,100	3,180		MFA Financial Inc	15,116		121
Superior Energy Services Inc (a)	6,588	169		Mid-America Apartment Communities Inc	1,787		121
		$5,401		National Retail Properties Inc	4,844		169
				Piedmont Office Realty Trust Inc	7,236		131
Packaging & Containers - 0.46%				Prologis Inc	14,258		547
Bemis Co Inc	2,416	100		Public Storage	407		65
Crown Holdings Inc (a)	885	39
Greif Inc	1,056	58		Realty Income Corp	8,266		359
Owens-Illinois Inc (a)	1,796	53		Regency Centers Corp	1,500		79
				Retail Properties of America Inc	3,558		50
Rock Tenn Co	30,643	3,504		Senior Housing Properties Trust	7,873		198
Sonoco Products Co	4,206	162		Simon Property Group Inc	2,379		381
		$3,916		SL Green Realty Corp	3,832		347
Pharmaceuticals - 9.04%				Starwood Property Trust Inc	6,953		177
Abbott Laboratories	128,411	4,704		Taubman Centers Inc	1,704		125
Bristol-Myers Squibb Co	5,963	258		UDR Inc	10,491		263
Cardinal Health Inc	78,328	3,923		Ventas Inc	87,784		5,771
Eli Lilly & Co	23,794	1,264		Vornado Realty Trust	3,936		334
Express Scripts Holding Co (a)	91,600	6,004		Weingarten Realty Investors	5,074		159
Forest Laboratories Inc (a)	6,717	293					$16,685
Johnson & Johnson	206,434	19,301		Retail - 4.15%
Merck & Co Inc	242,852	11,698		Abercrombie & Fitch Co	3,332		166

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Textiles - 0.03%
Advance Auto Parts Inc	90,980	$7,505		Mohawk Industries Inc (a)	2,383		$284
American Eagle Outfitters Inc	2,869	56
Ascena Retail Group Inc (a)	4,571	87
Big Lots Inc (a)	1,790	65		Toys, Games & Hobbies - 0.00%
Chico's FAS Inc	2,084	36		Hasbro Inc	465		21
CST Brands Inc (a)	2,569	84
CVS Caremark Corp	134,787	8,288		Transportation - 0.99%
Dillard's Inc	370	31		CSX Corp	15,453		384
Foot Locker Inc	5,047	182		FedEx Corp	9,560		1,013
GameStop Corp	4,927	242		Norfolk Southern Corp	7,787		570
Kohl's Corp	6,151	326		Ryder System Inc	2,147		133
Macy's Inc	3,613	175		Tidewater Inc	2,157		127
PVH Corp	262	34		Union Pacific Corp	39,102		6,201
Signet Jewelers Ltd	3,563	260					$8,428
Staples Inc	20,265	345
Target Corp	155,436	11,076		Water- 0.04%
Walgreen Co	103,251	5,188		American Water Works Co Inc	7,378		315
Wal-Mart Stores Inc	14,175	1,105		Aqua America Inc	731		25
		$35,251					$340
				TOTAL COMMON STOCKS			$821,198
Savings & Loans - 0.05%					Maturity
First Niagara Financial Group Inc	14,809	158		REPURCHASE AGREEMENTS - 3.12%	Amount (000's)	Value	(000	's)
New York Community Bancorp Inc	18,390	279
		$437		Banks- 3.12%
				Investment in Joint Trading Account; Credit	$5,183		$5,183
Semiconductors - 2.25%				Suisse Repurchase Agreement; 0.05%
Broadcom Corp	8,764	242		dated 07/31/2013 maturing 08/01/2013
Fairchild Semiconductor International Inc (a)	5,322	67		(collateralized by US Government
First Solar Inc (a)	2,549	125		Securities; $5,286,614; 0.00% - 11.25%;
Intel Corp	245,970	5,731		dated 02/15/15 - 08/15/40)
KLA-Tencor Corp	4,856	285		Investment in Joint Trading Account; Deutsche	10,481		10,481
Lam Research Corp (a)	4,648	229		Bank Repurchase Agreement; 0.09% dated
LSI Corp	20,327	158		07/31/2013 maturing 08/01/2013
Micron Technology Inc (a)	25,005	331		(collateralized by US Government
NVIDIA Corp	24,370	352		Securities; $10,690,710; 0.00% - 1.38%;
ON Semiconductor Corp (a)	944	8		dated 10/28/13 - 03/09/18)
Qualcomm Inc	92,088	5,944		Investment in Joint Trading Account; JP	6,047		6,047
Rovi Corp (a)	3,821	86		Morgan Repurchase Agreement; 0.06%
Skyworks Solutions Inc (a)	865	21		dated 07/31/2013 maturing 08/01/2013
Teradyne Inc (a)	6,860	113		(collateralized by US Government
Texas Instruments Inc	137,979	5,409		Securities; $6,167,717; 0.00% - 9.38%;
		$19,101		dated 08/03/13 - 05/15/30)
				Investment in Joint Trading Account; Merrill	4,728		4,727
Software - 1.82%				Lynch Repurchase Agreement; 0.05%
Activision Blizzard Inc	17,737	319
Adobe Systems Inc (a)	8,886	420		dated 07/31/2013 maturing 08/01/2013
Autodesk Inc (a)	1,934	68		(collateralized by US Government
CA Inc	14,008	416		Securities; $4,822,155; 0.25% - 3.13%;
Compuware Corp	9,261	105		dated 07/31/15 - 02/15/43)
Dun & Bradstreet Corp/The	559	58					$26,438
Electronic Arts Inc (a)	2,937	77		TOTAL REPURCHASE AGREEMENTS			$26,438
Fidelity National Information Services Inc	7,042	304		Total Investments			$847,636
Microsoft Corp	333,010	10,600		Other Assets in Excess of Liabilities, Net - 0.12%			$1,014
Oracle Corp	95,700	3,096		TOTAL NET ASSETS - 100.00%			$848,650
		$15,463
Telecommunications - 3.95%				(a) Non-Income Producing Security
Amdocs Ltd	7,057	271
AT&T Inc	504,237	17,785
CenturyLink Inc	33,300	1,194
Cisco Systems Inc	288,927	7,382
Corning Inc	43,169	656
EchoStar Corp (a)	1,195	48
Frontier Communications Corp	41,812	182
Harris Corp	3,351	191
Polycom Inc (a)	7,470	71
Sprint Corp (a)	13,568	81
Telephone & Data Systems Inc	4,011	106
T-Mobile US Inc (a)	5,857	141
Verizon Communications Inc	108,702	5,379
		$33,487

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.23%
Consumer, Non-cyclical		21.90%
Energy		12.26%
Industrial		11.26%
Communications		7.23%
Consumer, Cyclical		7.12%
Technology		5.95%
Utilities		3.09%
Basic Materials		1.81%
Diversified		0.03%
Other Assets in Excess of Liabilities, Net		0.12%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2013	Long	333	$27,184	$27,980	$796
Total					$796

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Fund
July 31, 2013 (unaudited)

COMMON STOCKS - 98.45%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 1.28%				Insurance - 13.34%
Lamar Advertising Co (a)	1,923,076	$83,327		Alleghany Corp (a)	92,896	$37,519
				Aon PLC	1,611,297	108,762
				Arch Capital Group Ltd (a)	839,149	45,440
Banks - 2.78%				Brown & Brown Inc	2,989,292	98,617
BankUnited Inc	465,330	14,072
CIT Group Inc (a)	1,722,358	86,307		Fairfax Financial Holdings Ltd	55,055	21,870
M&T Bank Corp	695,567	81,284		Fidelity National Financial Inc	1,763,403	43,168
				Loews Corp	3,394,741	154,630
		$181,663		Markel Corp (a)	292,924	155,250
Beverages - 1.17%				Marsh & McLennan Cos Inc	1,073,967	44,967
Beam Inc	985,875	64,072		Progressive Corp/The	2,516,275	65,448
Molson Coors Brewing Co	243,632	12,196		White Mountains Insurance Group Ltd	111,496	66,675
		$76,268		Willis Group Holdings PLC	661,027	28,292
						$870,638
Building Materials - 0.68%
Martin Marietta Materials Inc	448,603	44,681		Internet - 4.34%
				Liberty Interactive Corp (a)	5,018,824	122,760
				Liberty Ventures (a)	415,615	37,289
Chemicals - 2.75%				VeriSign Inc (a)	2,571,701	123,030
Airgas Inc	771,195	79,595				$283,079
Ashland Inc	748,969	65,040
Ecolab Inc	380,735	35,081		Lodging - 0.77%
		$179,716		Wynn Resorts Ltd	378,051	50,330
Commercial Services - 6.71%
ADT Corp/The	1,938,841	77,709		Media - 8.81%
Ascent Capital Group Inc (a)	524,317	40,745		Discovery Communications Inc - C Shares (a)	1,614,924	117,341
KAR Auction Services Inc	2,349,576	59,773		FactSet Research Systems Inc	299,206	32,667
Live Nation Entertainment Inc (a)	2,389,619	39,142		Liberty Global PLC - A Shares (a)	952,031	77,229
Macquarie Infrastructure Co LLC	832,987	48,630		Liberty Global PLC - C Shares (a)	934,563	72,111
McGraw Hill Financial Inc	782,372	48,397		Liberty Media Corp (a)	1,627,213	233,879
Moody's Corp	1,371,947	92,977		Starz (a)	1,447,953	32,680
Robert Half International Inc	818,734	30,489		Tribune Co (a)	144,103	9,107
		$437,862				$575,014
Computers - 0.78%				Mining - 0.99%
MICROS Systems Inc (a)	1,050,891	51,210		Franco-Nevada Corp	1,511,798	64,381
Distribution & Wholesale - 1.57%				Miscellaneous Manufacturing - 0.42%
Fastenal Co	898,378	44,029		Colfax Corp (a)	70,720	3,753
WW Grainger Inc	223,028	58,465		Donaldson Co Inc	645,195	23,388
		$102,494				$27,141
Diversified Financial Services - 2.91%				Oil & Gas - 2.85%
Charles Schwab Corp/The	3,937,106	86,971		Cimarex Energy Co	629,851	48,139
LPL Financial Holdings Inc	1,499,464	57,069		EOG Resources Inc	475,363	69,161
SLM Corp	1,863,929	46,058		Hess Corp	920,377	68,531
		$190,098		Nabors Industries Ltd	48	1
						$185,832
Electric - 1.69%
Brookfield Infrastructure Partners LP	1,165,425	43,447		Pharmaceuticals - 2.26%
Calpine Corp (a)	1,977,526	39,570		Mead Johnson Nutrition Co	446,096	32,494
National Fuel Gas Co	417,620	27,075		Valeant Pharmaceuticals International Inc (a)	1,228,377	114,976
		$110,092				$147,470
Electronics - 2.95%				Pipelines - 3.80%
Gentex Corp/MI	3,165,269	71,472		Kinder Morgan Inc/DE	2,745,172	103,658
Sensata Technologies Holding NV (a)	1,385,001	52,048		Kinder Morgan Inc/DE - Warrants (a)	938,627	5,144
Tyco International Ltd	1,981,172	68,965		Williams Cos Inc/The	4,083,131	139,520
		$192,485				$248,322
Healthcare - Products - 3.27%				Private Equity - 0.66%
Becton Dickinson and Co	732,179	75,942		Onex Corp	907,825	43,140
CR Bard Inc	683,255	78,301
DENTSPLY International Inc	1,377,379	59,062		Real Estate - 5.42%
		$213,305		Brookfield Asset Management Inc	5,263,853	194,605
Healthcare - Services - 2.00%				Brookfield Property Partners LP	327,622	6,818
Laboratory Corp of America Holdings (a)	1,346,755	130,285		CBRE Group Inc (a)	2,361,279	54,711
				Forest City Enterprises Inc (a)	3,508,342	61,466
				Howard Hughes Corp/The (a)	331,220	36,172
Holding Companies - Diversified - 1.56%						$353,772
Leucadia National Corp	3,786,127	101,582
				REITS - 1.05%
				General Growth Properties Inc	2,859,632	59,309

See accompanying notes

Schedule of Investments
MidCap Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
				Portfolio Summary (unaudited)
REITS (continued)				Sector	Percent
Vornado Realty Trust	106,509	$9,033		Financial	27.27%
		$68,342		Communications	18.55%
Retail - 11.81%				Consumer, Non-cyclical	15.41%
AutoZone Inc (a)	206,329	92,555		Consumer, Cyclical	15.24%
Burger King Worldwide Inc	3,771,017	72,366		Energy	6.65%
CarMax Inc (a)	1,341,371	65,781		Technology	4.86%
Copart Inc (a)	2,356,925	76,624		Industrial	4.59%
Dollar General Corp (a)	1,452,196	79,391		Basic Materials	3.74%
O'Reilly Automotive Inc (a)	1,792,480	224,526		Utilities	1.69%
TJX Cos Inc	3,066,565	159,584		Diversified	1.56%
		$770,827		Other Assets in Excess of Liabilities, Net	0.44%
				TOTAL NET ASSETS	100.00%
Semiconductors - 1.47%
Microchip Technology Inc	2,419,270	96,142

Software - 2.61%
Fidelity National Information Services Inc	2,042,009	88,133
Intuit Inc	1,288,936	82,389
		$170,522

Telecommunications - 4.12%
Crown Castle International Corp (a)	1,126,132	79,111
EchoStar Corp (a)	1,280,702	51,177
Motorola Solutions Inc	1,822,400	99,922
SBA Communications Corp (a)	518,839	38,441
		$268,651

Textiles - 1.09%
Mohawk Industries Inc (a)	599,379	71,320

Transportation - 0.54%
Expeditors International of Washington Inc	870,967	35,117

TOTAL COMMON STOCKS		$6,425,108
	Maturity
REPURCHASE AGREEMENTS - 1.11%	Amount (000's)	Value(000	's)

Banks- 1.11%
Investment in Joint Trading Account; Credit	$14,255	$14,255
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $14,540,486; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	28,828	28,828
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $29,404,094; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	16,631	16,631
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $16,963,901; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)
Investment in Joint Trading Account; Merrill	13,003	13,003
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $13,263,023; 0.25% - 3.13%;
dated 07/31/15 - 02/15/43)
		$72,717
TOTAL REPURCHASE AGREEMENTS		$72,717
Total Investments		$6,497,825
Other Assets in Excess of Liabilities, Net - 0.44%		$28,676
TOTAL NET ASSETS - 100.00%		$6,526,501

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
MidCap Growth Fund
July 31, 2013 (unaudited)

COMMON STOCKS - 98.08%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Airlines - 1.22%				Home Furnishings - 1.36%
Southwest Airlines Co	83,675	$1,157		Whirlpool Corp	9,625		$1,289
Apparel - 2.28%				Housewares - 2.03%
Michael Kors Holdings Ltd (a)	32,049	2,158		Newell Rubbermaid Inc	71,110		1,921
Automobile Manufacturers - 1.04%				Internet - 10.41%
Tesla Motors Inc (a)	7,325	984		IAC/InterActiveCorp	36,482		1,846
				LinkedIn Corp (a)	9,415		1,919
				Netflix Inc (a)	5,400		1,319
Automobile Parts & Equipment - 3.28%				Symantec Corp	81,065		2,163
BorgWarner Inc	19,995	1,908		TripAdvisor Inc (a)	21,600		1,620
Delphi Automotive PLC	22,390	1,203		Yandex NV (a)	30,600		995
		$3,111					$9,862
Banks - 1.02%				Machinery - Diversified - 1.69%
First Republic Bank/CA	22,300	963		Middleby Corp (a)	8,945		1,601
Beverages - 1.72%
Monster Beverage Corp (a)	26,700	1,628		Miscellaneous Manufacturing - 1.68%
				Pentair Ltd	26,130		1,596
Biotechnology - 5.55%
Illumina Inc (a)	25,765	2,057		Office & Business Equipment - 2.50%
Regeneron Pharmaceuticals Inc (a)	6,290	1,699		Pitney Bowes Inc	143,285		2,366
Vertex Pharmaceuticals Inc (a)	18,840	1,503
		$5,259		Oil & Gas - 3.27%
Building Materials - 3.03%				Pioneer Natural Resources Co	20,025		3,099
USG Corp (a)	50,015	1,257
Vulcan Materials Co	34,130	1,610		Packaging & Containers - 2.30%
		$2,867		Sealed Air Corp	80,070		2,181
Commercial Services - 4.86%
Alliance Data Systems Corp (a)	6,557	1,297		Pharmaceuticals - 4.42%
Hertz Global Holdings Inc (a)	50,898	1,304		Actavis Inc (a)	7,100		953
Towers Watson & Co	23,830	2,007		Jazz Pharmaceuticals PLC (a)	19,025		1,437
		$4,608		Pharmacyclics Inc (a)	16,600		1,803
							$4,193
Computers - 2.07%				Real Estate - 0.98%
Computer Sciences Corp	41,240	1,965		Realogy Holdings Corp (a)	20,660		929
Consumer Products - 1.02%
Avery Dennison Corp	21,630	967		Retail - 5.20%
				GNC Holdings Inc	34,558		1,824
				Restoration Hardware Holdings Inc (a)	15,370		1,027
Cosmetics & Personal Care - 0.80%				Urban Outfitters Inc (a)	48,910		2,082
Avon Products Inc	33,155	758					$4,933
				Semiconductors - 2.05%
Diversified Financial Services - 6.29%				Cree Inc (a)	27,830		1,945
Discover Financial Services	42,380	2,098
Invesco Ltd	56,370	1,815
TD Ameritrade Holding Corp	75,655	2,045		Software - 5.43%
		$5,958		CommVault Systems Inc (a)	25,395		2,144
				Electronic Arts Inc (a)	26,400		690
Electrical Components & Equipment - 2.07%				ServiceNow Inc (a)	53,095		2,314
Belden Inc	33,460	1,961					$5,148
				Telecommunications - 2.13%
Electronics - 2.08%				SBA Communications Corp (a)	27,246		2,019
Sensata Technologies Holding NV (a)	52,595	1,976
				Textiles - 2.54%
Healthcare - Products - 2.33%				Mohawk Industries Inc (a)	20,210		2,405
Cooper Cos Inc/The	17,310	2,204
				Toys, Games & Hobbies - 0.58%
Home Builders - 5.85%				Hasbro Inc	12,000		552
DR Horton Inc	93,027	1,870
Lennar Corp	48,425	1,640
Toll Brothers Inc (a)	61,805	2,032		Transportation - 3.00%
		$5,542		Canadian Pacific Railway Ltd	13,855		1,702

See accompanying notes

Schedule of Investments MidCap Growth Fund July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Transportation (continued)
Kansas City Southern	10,560	$1,138
		$2,840
TOTAL COMMON STOCKS		$92,945
	Maturity
REPURCHASE AGREEMENTS - 1.65%	Amount (000's)	Value(000	's)

Banks- 1.65%
Investment in Joint Trading Account; Credit	$307	$307
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $313,518; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	622	622
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $634,003; 0.00% - 1.38%; dated
10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	359	359
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $365,771; 0.00% - 9.38%; dated
08/03/13 - 05/15/30)
Investment in Joint Trading Account; Merrill	280	280
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $285,974; 0.25% - 3.13%; dated
07/31/15 - 02/15/43)
		$1,568
TOTAL REPURCHASE AGREEMENTS		$1,568
Total Investments		$94,513
Other Assets in Excess of Liabilities, Net - 0.27%		$258
TOTAL NET ASSETS - 100.00%		$94,771

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Cyclical		25.38%
Consumer, Non-cyclical		20.70%
Industrial		15.85%
Communications		12.54%
Technology		12.05%
Financial		9.94%
Energy		3.27%
Other Assets in Excess of Liabilities, Net		0.27%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2013 (unaudited)

COMMON STOCKS - 96.32%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.49%				Building Materials - 0.20%
Clear Channel Outdoor Holdings Inc (a)	34,205	$254		Eagle Materials Inc	10,515		$709
Lamar Advertising Co (a)	118,299	5,126		Fortune Brands Home & Security Inc	21,859		903
Omnicom Group Inc	38,251	2,458		Martin Marietta Materials Inc	5,839		582
		$7,838		Masco Corp	45,255		929
Aerospace & Defense - 0.87%							$3,123
B/E Aerospace Inc (a)	95,027	6,624		Chemicals - 3.90%
Rockwell Collins Inc	18,218	1,297		Airgas Inc	8,323		859
Spirit Aerosystems Holdings Inc (a)	181,179	4,595		Albemarle Corp	7,091		440
TransDigm Group Inc	7,963	1,151		Celanese Corp	23,169		1,114
Triumph Group Inc	2,225	174		Eastman Chemical Co	240,690		19,358
		$13,841		FMC Corp	19,755		1,307
				International Flavors & Fragrances Inc	75,407		6,084
Agriculture - 0.62%				NewMarket Corp	7,970		2,172
Lorillard Inc	231,739	9,856		PPG Industries Inc	77,050		12,362
				RPM International Inc	94,246		3,321
Airlines - 1.21%				Sherwin-Williams Co/The	12,599		2,194
Alaska Air Group Inc	13,786	843		Sigma-Aldrich Corp	16,486		1,378
Copa Holdings SA	39,364	5,479		Valspar Corp/The	88,756		6,046
Delta Air Lines Inc	526,942	11,187		Westlake Chemical Corp	3,726		388
Southwest Airlines Co	16,878	233		WR Grace & Co (a)	66,729		5,126
United Continental Holdings Inc (a)	42,435	1,479					$62,149
		$19,221		Commercial Services - 4.78%
Apparel - 4.05%				Aaron's Inc	86,205		2,471
Carter's Inc	12,557	896		Alliance Data Systems Corp (a)	80,199		15,862
Coach Inc	41,564	2,208		Ascent Capital Group Inc (a)	12,750		991
Hanesbrands Inc	86,577	5,494		Avis Budget Group Inc (a)	22,887		724
Michael Kors Holdings Ltd (a)	226,129	15,227		Booz Allen Hamilton Holding Corp	132,531		2,834
Ralph Lauren Corp	116,545	21,219		Cardtronics Inc (a)	320,270		9,435
Under Armour Inc (a)	51,319	3,445		Equifax Inc	18,435		1,166
VF Corp	81,943	16,143		FleetCor Technologies Inc (a)	9,827		882
		$64,632		Gartner Inc (a)	105,988		6,360
				Genpact Ltd	35,702		728
Automobile Manufacturers - 0.09%				H&R Block Inc	40,281		1,266
Tesla Motors Inc (a)	10,273	1,379		Hertz Global Holdings Inc (a)	44,007		1,127
				KAR Auction Services Inc	6,031		153
Automobile Parts & Equipment - 0.42%				Lender Processing Services Inc	15,580		509
BorgWarner Inc	17,094	1,631		McGraw Hill Financial Inc	18,534		1,146
Delphi Automotive PLC	46,248	2,484		Moody's Corp	125,333		8,494
Goodyear Tire & Rubber Co/The (a)	52,192	966		Morningstar Inc	30,778		2,346
Lear Corp	2,219	154		Paychex Inc	41,973		1,655
Visteon Corp (a)	10,571	696		Quanta Services Inc (a)	9,324		250
WABCO Holdings Inc (a)	8,799	696		Robert Half International Inc	255,404		9,511
		$6,627		RR Donnelley & Sons Co	20,896		397
				SEI Investments Co	28,968		916
Banks - 0.67%				Service Corp International/US	35,117		666
Signature Bank/New York NY (a)	116,564	10,671		Total System Services Inc	26,931		738
				United Rentals Inc (a)	11,975		686
				Vantiv Inc (a)	83,577		2,181
Beverages - 1.60%				Verisk Analytics Inc (a)	19,233		1,238
Beam Inc	240,150	15,608
Brown-Forman Corp	18,978	1,376		Western Union Co/The	80,626		1,448
Coca-Cola Enterprises Inc	84,392	3,168					$76,180
Constellation Brands Inc (a)	21,544	1,122		Computers - 1.59%
Dr Pepper Snapple Group Inc	30,379	1,420		Cadence Design Systems Inc (a)	372,116		5,425
Green Mountain Coffee Roasters Inc (a)	22,210	1,714		DST Systems Inc	5,890		412
Monster Beverage Corp (a)	17,053	1,040		Electronics for Imaging Inc (a)	77,210		2,319
		$25,448		Fortinet Inc (a)	28,755		611
				IHS Inc (a)	8,352		917
Biotechnology - 4.40%
Alexion Pharmaceuticals Inc (a)	123,315	14,333		Jack Henry & Associates Inc	18,293		884
Charles River Laboratories International Inc (a)	4,698	214		NCR Corp (a)	20,843		750
Cubist Pharmaceuticals Inc (a)	228,204	14,224		NetApp Inc	218,775		8,996
Illumina Inc (a)	15,772	1,259		Riverbed Technology Inc (a)	99,606		1,558
Life Technologies Corp (a)	17,041	1,271		SanDisk Corp	16,179		892
Myriad Genetics Inc (a)	16,880	501		Synaptics Inc (a)	35,500		1,420
NPS Pharmaceuticals Inc (a)	539,290	9,713		Teradata Corp (a)	20,721		1,225
Regeneron Pharmaceuticals Inc (a)	55,274	14,927					$25,409
United Therapeutics Corp (a)	83,456	6,245		Consumer Products - 0.87%
Vertex Pharmaceuticals Inc (a)	92,704	7,398		Avery Dennison Corp	6,705		300
		$70,085		Church & Dwight Co Inc	89,426		5,697

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Consumer Products (continued)				Food - 3.59%
Clorox Co/The	16,386	$1,408		Campbell Soup Co	14,690		$687
Jarden Corp (a)	32,793	1,491		ConAgra Foods Inc	57,392		2,078
Tupperware Brands Corp	58,435	4,925		Flowers Foods Inc	195,000		4,477
		$13,821		Hershey Co/The	97,720		9,271
				Hillshire Brands Co	31,200		1,099
Cosmetics & Personal Care - 0.08%				Hormel Foods Corp	20,839		883
Avon Products Inc	55,035	1,258		Ingredion Inc	59,908		4,026
				J&J Snack Foods Corp	2,248		179
Distribution & Wholesale - 1.50%				Kroger Co/The	621,418		24,403
Fastenal Co	37,698	1,848		McCormick & Co Inc/MD	16,762		1,200
Fossil Group Inc (a)	88,728	9,751		Safeway Inc	3,994		103
Genuine Parts Co	21,663	1,776		WhiteWave Foods Co - A shares (a)	68,495		1,280
LKQ Corp (a)	37,945	989		Whole Foods Market Inc	136,731		7,600
WW Grainger Inc	36,208	9,492					$57,286
		$23,856		Forest Products & Paper - 0.16%
Diversified Financial Services - 3.09%				International Paper Co	54,421		2,629
Affiliated Managers Group Inc (a)	91,554	16,511
Ameriprise Financial Inc	9,209	820		Hand & Machine Tools - 0.05%
CBOE Holdings Inc	114,116	5,717		Lincoln Electric Holdings Inc	12,520		739
Eaton Vance Corp	15,217	616		Snap-on Inc	1,399		133
Federated Investors Inc	14,527	422					$872
IntercontinentalExchange Inc (a)	90,228	16,462
LPL Financial Holdings Inc	9,428	359		Healthcare - Products - 2.66%
Nationstar Mortgage Holdings Inc (a)	4,548	210		Bruker BioSciences Corp (a)	252,166		4,519
Ocwen Financial Corp (a)	14,631	697		Cooper Cos Inc/The	86,539		11,021
T Rowe Price Group Inc	87,251	6,565		CR Bard Inc	47,317		5,422
Waddell & Reed Financial Inc	18,255	932		Cyberonics Inc (a)	36,100		1,877
		$49,311		DENTSPLY International Inc	8,492		364
				Edwards Lifesciences Corp (a)	14,355		1,025
Electric - 0.37%				Henry Schein Inc (a)	13,255		1,376
Calpine Corp (a)	9,608	193		IDEXX Laboratories Inc (a)	8,400		823
ITC Holdings Corp	62,040	5,693		Patterson Cos Inc	122,710		5,018
		$5,886		ResMed Inc	21,674		1,033
Electrical Components & Equipment - 0.64%				Sirona Dental Systems Inc (a)	11,670		824
AMETEK Inc	30,880	1,429		St Jude Medical Inc	142,517		7,466
General Cable Corp	59,900	1,888		Techne Corp	3,639		268
Hubbell Inc	52,551	5,641		Varian Medical Systems Inc (a)	16,495		1,196
SunPower Corp (a)	47,300	1,308		Zimmer Holdings Inc	2,003		167
		$10,266					$42,399
Electronics - 1.27%				Healthcare - Services - 1.15%
Agilent Technologies Inc	107,885	4,826		Brookdale Senior Living Inc (a)	21,113		615
Amphenol Corp	23,404	1,838		Cigna Corp	3,515		274
FLIR Systems Inc	21,008	682		Community Health Systems Inc	40,061		1,845
Gentex Corp/MI	17,538	396		Covance Inc (a)	11,843		977
Mettler-Toledo International Inc (a)	4,593	1,013		DaVita HealthCare Partners Inc (a)	65,253		7,597
Trimble Navigation Ltd (a)	354,345	10,113		HCA Holdings Inc	57,750		2,252
Waters Corp (a)	13,036	1,316		Health Management Associates Inc (a)	54,991		741
		$20,184		Laboratory Corp of America Holdings (a)	14,424		1,395
				Mednax Inc (a)	6,912		673
Engineering & Construction - 0.89%				Quest Diagnostics Inc	2,216		129
Chicago Bridge & Iron Co NV ADR	12,756	760		Tenet Healthcare Corp (a)	21,942		980
Fluor Corp	14,703	920		Universal Health Services Inc	12,969		907
KBR Inc	194,730	6,091					$18,385
MasTec Inc (a)	192,210	6,343
		$14,114		Home Builders - 0.97%
				NVR Inc (a)	4,920		4,554
Entertainment - 0.71%				Pulte Group Inc	57,321		953
Bally Technologies Inc (a)	8,206	588		Taylor Morrison Home Corp (a)	5,934		144
Cinemark Holdings Inc	81,300	2,368		Thor Industries Inc	9,379		507
Dolby Laboratories Inc	3,820	126		Toll Brothers Inc (a)	285,160		9,373
International Game Technology	154,895	2,861					$15,531
Lions Gate Entertainment Corp (a)	17,157	558
Madison Square Garden Co/The (a)	73,259	4,320		Home Furnishings - 0.16%
Six Flags Entertainment Corp	14,030	516		Whirlpool Corp	18,627		2,495
		$11,337
Environmental Control - 0.12%				Housewares - 0.08%
Stericycle Inc (a)	10,964	1,271		Newell Rubbermaid Inc	24,709		667
Waste Connections Inc	14,775	639		Toro Co	12,292		606
		$1,910					$1,273

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance - 2.82%				Miscellaneous Manufacturing (continued)
Allied World Assurance Co Holdings AG	41,213	$3,901		Colfax Corp (a)	2,322		$123
American Financial Group Inc/OH	2,244	116		Crane Co	9,509		579
Aon PLC	34,142	2,305		Donaldson Co Inc	21,614		783
Arch Capital Group Ltd (a)	27,581	1,494		Dover Corp	19,029		1,630
Arthur J Gallagher & Co	17,209	764		Ingersoll-Rand PLC	32,072		1,958
Axis Capital Holdings Ltd	51,657	2,250		ITT Corp	137,897		4,308
Brown & Brown Inc	296,083	9,767		Pall Corp	16,772		1,173
Endurance Specialty Holdings Ltd	85,336	4,491					$15,116
Erie Indemnity Co	5,275	424
Hanover Insurance Group Inc/The	79,138	4,260		Office & Business Equipment - 0.02%
Markel Corp (a)	25,230	13,372		Pitney Bowes Inc	18,575		307
Progressive Corp/The	69,470	1,807
		$44,951		Oil & Gas - 5.07%
				Atwood Oceanics Inc (a)	42,524		2,396
Internet - 3.87%
Equinix Inc (a)	6,259	1,122		Cabot Oil & Gas Corp	292,906		22,208
				Cheniere Energy Inc (a)	30,664		876
Expedia Inc	63,023	2,970		Cobalt International Energy Inc (a)	331,616		9,567
F5 Networks Inc (a)	75,299	6,608
				Concho Resources Inc (a)	75,909		6,809
HomeAway Inc (a)	352,475	10,613
				Continental Resources Inc/OK (a)	50,900		4,698
IAC/InterActiveCorp	15,862	803
LinkedIn Corp (a)	123,832	25,236		CVR Energy Inc	29,020		1,370
Netflix Inc (a)	6,384	1,559		EQT Corp	20,466		1,770
				Kosmos Energy Ltd (a)	21,414		226
Rackspace Hosting Inc (a)	23,997	1,087
				Laredo Petroleum Holdings Inc (a)	7,284		160
Splunk Inc (a)	84,410	4,222
				Noble Energy Inc	89,535		5,595
Symantec Corp	195,694	5,221		Oasis Petroleum Inc (a)	19,878		836
TripAdvisor Inc (a)	16,577	1,244
VeriSign Inc (a)	20,637	987		Pioneer Natural Resources Co	14,988		2,319
				QEP Resources Inc	3,845		117
		$61,672		Range Resources Corp	20,722		1,639
Leisure Products & Services - 0.76%				Rosetta Resources Inc (a)	182,690		8,332
Harley-Davidson Inc	139,979	7,946		Seadrill Ltd	44,809		1,912
Polaris Industries Inc	36,581	4,103		SM Energy Co	84,975		5,840
		$12,049		Southwestern Energy Co (a)	44,668		1,733
				Whiting Petroleum Corp (a)	46,603		2,399
Lodging - 1.87%							$80,802
Marriott International Inc/DE	30,417	1,265
Starwood Hotels & Resorts Worldwide Inc	180,542	11,943		Oil & Gas Services - 1.58%
Wyndham Worldwide Corp	20,099	1,252		Cameron International Corp (a)	173,155		10,268
Wynn Resorts Ltd	115,565	15,385		Dresser-Rand Group Inc (a)	10,986		669
		$29,845		FMC Technologies Inc (a)	35,265		1,880
				MRC Global Inc (a)	161,265		4,325
Machinery - Diversified - 1.31%				Oceaneering International Inc	98,100		7,955
Babcock & Wilcox Co/The	16,447	502		RPC Inc	10,706		153
Flowserve Corp	21,729	1,232					$25,250
Graco Inc	13,014	908
IDEX Corp	9,716	579		Packaging & Containers - 0.82%
Manitowoc Co Inc/The	24,832	510		Ball Corp	21,589		967
Nordson Corp	9,678	698		Bemis Co Inc	9,595		395
Rockwell Automation Inc	70,986	6,875		Crown Holdings Inc (a)	17,805		780
Roper Industries Inc	14,923	1,880		Greif Inc	60,454		3,344
Wabtec Corp/DE	74,098	4,302		Owens-Illinois Inc (a)	20,547		611
Xylem Inc/NY	2,398	60		Packaging Corp of America	14,617		786
Zebra Technologies Corp (a)	73,862	3,410		Rock Tenn Co	37,517		4,291
		$20,956		Sealed Air Corp	28,419		774
				Silgan Holdings Inc	23,274		1,123
Media - 2.34%							$13,071
AMC Networks Inc (a)	96,406	6,581
Charter Communications Inc (a)	8,411	1,058		Pharmaceuticals - 4.50%
Discovery Communications Inc - A Shares (a)	219,279	17,481		Actavis Inc (a)	97,880		13,143
DISH Network Corp	26,866	1,199		Alkermes PLC (a)	26,853		902
FactSet Research Systems Inc	6,366	695		AmerisourceBergen Corp	35,128		2,047
Nielsen Holdings NV	119,127	3,981		BioMarin Pharmaceutical Inc (a)	130,920		8,464
Scripps Networks Interactive Inc	89,320	6,321		Catamaran Corp (a)	301,791		15,934
		$37,316		Endo Health Solutions Inc (a)	23,794		915
				Herbalife Ltd	12,689		831
Metal Fabrication & Hardware - 0.33%				Jazz Pharmaceuticals PLC (a)	11,015		832
RBC Bearings Inc (a)	1,434	79		Mead Johnson Nutrition Co	30,137		2,195
Valmont Industries Inc	37,262	5,203		Mylan Inc/PA (a)	57,975		1,946
		$5,282		Onyx Pharmaceuticals Inc (a)	106,943		14,042
Miscellaneous Manufacturing - 0.95%				Perrigo Co	11,925		1,483
				Pharmacyclics Inc (a)	7,427		807
AO Smith Corp	109,258	4,515		Quintiles Transnational Holdings Inc (a)	2,597		116
Carlisle Cos Inc	690	47		Salix Pharmaceuticals Ltd (a)	68,023		5,027

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				Retail (continued)
Warner Chilcott PLC	35,614	$759		Sally Beauty Holdings Inc (a)	25,051		$764
Zoetis Inc	77,633	2,314		Signet Jewelers Ltd	21,194		1,549
		$71,757		Tiffany & Co	14,196		1,129
				Tractor Supply Co	149,019		18,051
Pipelines - 0.08%				Ulta Salon Cosmetics & Fragrance Inc (a)	8,091		816
ONEOK Inc	24,619	1,304		Urban Outfitters Inc (a)	101,723		4,330
				Williams-Sonoma Inc	14,451		851
Real Estate - 0.67%				World Fuel Services Corp	2,916		113
CBRE Group Inc (a)	433,470	10,044					$146,907
Realogy Holdings Corp (a)	13,614	612
				Semiconductors - 5.26%
		$10,656		Advanced Micro Devices Inc (a)	706,200		2,662
REITS - 0.88%				Altera Corp	192,462		6,844
Apartment Investment & Management Co	17,016	500		Analog Devices Inc	19,494		962
Boston Properties Inc	3,063	328		Applied Materials Inc	116,305		1,897
CBL & Associates Properties Inc	11,329	258		Avago Technologies Ltd	273,569		10,035
Corrections Corp of America	15,490	512		Cavium Inc (a)	292,252		10,685
Digital Realty Trust Inc	12,826	709		Cree Inc (a)	17,267		1,207
Equity Lifestyle Properties Inc	12,764	491		Integrated Device Technology Inc (a)	115,412		1,040
Extra Space Storage Inc	1,886	79		Lam Research Corp (a)	8,089		398
Federal Realty Investment Trust	6,190	652		Linear Technology Corp	34,157		1,385
Omega Healthcare Investors Inc	24,674	785		LSI Corp	631,042		4,909
Plum Creek Timber Co Inc	23,513	1,147		Maxim Integrated Products Inc	321,672		9,200
Rayonier Inc	15,979	934		Microchip Technology Inc	25,052		996
Senior Housing Properties Trust	2,916	73		NXP Semiconductor NV (a)	428,950		14,005
Tanger Factory Outlet Centers	20,057	651		ON Semiconductor Corp (a)	90,965		750
Taubman Centers Inc	45,879	3,359		Rovi Corp (a)	146,050		3,291
Ventas Inc	19,091	1,255		Silicon Laboratories Inc (a)	69,800		2,726
Weyerhaeuser Co	79,078	2,246		Skyworks Solutions Inc (a)	33,751		811
		$13,979		Ultratech Inc (a)	284,440		8,311
				Xilinx Inc	38,639		1,804
Retail - 9.22%							$83,918
Abercrombie & Fitch Co	22,646	1,129
Advance Auto Parts Inc	72,493	5,980		Shipbuilding - 0.04%
AutoNation Inc (a)	94,294	4,517		Huntington Ingalls Industries Inc	10,652		662
AutoZone Inc (a)	5,232	2,347
Bed Bath & Beyond Inc (a)	32,334	2,473
Big Lots Inc (a)	3,278	118		Software - 5.51%
				Akamai Technologies Inc (a)	25,471		1,202
Brinker International Inc	14,986	602		ANSYS Inc (a)	13,489		1,077
Cabela's Inc (a)	10,097	693		Aspen Technology Inc (a)	34,900		1,136
CarMax Inc (a)	28,535	1,399		Autodesk Inc (a)	169,786		6,009
Chico's FAS Inc	29,832	511		BMC Software Inc (a)	20,836		958
Children's Place Retail Stores Inc/The (a)	11,444	618
Chipotle Mexican Grill Inc (a)	20,858	8,599		Broadridge Financial Solutions Inc	25,752		745
				Cerner Corp (a)	216,804		10,624
Copart Inc (a)	23,726	771		Citrix Systems Inc (a)	191,461		13,789
Cracker Barrel Old Country Store Inc	26,700	2,614		Dun & Bradstreet Corp/The	7,857		814
Dick's Sporting Goods Inc	105,226	5,410		Electronic Arts Inc (a)	236,973		6,190
Dillard's Inc	32,759	2,766		Fidelity National Information Services Inc	6,164		266
Dollar General Corp (a)	41,579	2,273		Fiserv Inc (a)	19,088		1,837
Dollar Tree Inc (a)	163,684	8,781		Informatica Corp (a)	149,707		5,714
Domino's Pizza Inc	11,949	748		Intuit Inc	42,971		2,747
DSW Inc	42,500	3,221		NetSuite Inc (a)	35,333		3,317
Dunkin' Brands Group Inc	433,690	18,735		Pegasystems Inc	16,200		582
Family Dollar Stores Inc	12,234	841		Red Hat Inc (a)	27,439		1,420
Foot Locker Inc	51,864	1,874		ServiceNow Inc (a)	259,260		11,299
Francesca's Holdings Corp (a)	4,801	119		SolarWinds Inc (a)	13,885		493
Gap Inc/The	207,498	9,525		Solera Holdings Inc	14,635		833
GNC Holdings Inc	14,509	766		VMware Inc (a)	22,800		1,874
Jack in the Box Inc (a)	39,700	1,592		Workday Inc (a)	218,024		14,888
L Brands Inc	30,500	1,701					$87,814
Macy's Inc	43,987	2,126
MSC Industrial Direct Co Inc	10,042	813		Telecommunications - 3.09%
Nordstrom Inc	21,453	1,314		Ciena Corp (a)	780,620		17,221
Nu Skin Enterprises Inc	7,405	619		Crown Castle International Corp (a)	42,905		3,014
O'Reilly Automotive Inc (a)	17,341	2,172		Harris Corp	48,251		2,753
Panera Bread Co (a)	31,458	5,255		IPG Photonics Corp	6,871		418
Papa John's International Inc	1,600	107		JDS Uniphase Corp (a)	629,564		9,236
PetSmart Inc	73,833	5,406		Motorola Solutions Inc	148,260		8,129
PVH Corp	9,104	1,200		NeuStar Inc (a)	13,978		784
Rite Aid Corp (a)	130,700	392		Palo Alto Networks Inc (a)	89,100		4,361
Ross Stores Inc	136,015	9,177		RF Micro Devices Inc (a)	117,200		608

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Telecommunications (continued)				Portfolio Summary (unaudited)
SBA Communications Corp (a)	16,177	$1,199		Sector	Percent
tw telecom inc (a)	31,864	949		Consumer, Non-cyclical	24.25%
				Consumer, Cyclical	21.24%
Windstream Corp	79,090	660		Technology	12.38%
		$49,332		Financial	11.64%
Textiles - 0.02%				Communications	9.79%
Cintas Corp	6,135	291		Industrial	9.01%
				Energy	6.73%
				Basic Materials	4.06%
Toys, Games & Hobbies - 0.18%				Utilities	0.73%
Hasbro Inc	14,447	665		Other Assets in Excess of Liabilities, Net	0.17%
Mattel Inc	51,091	2,147		TOTAL NET ASSETS	100.00%
		$2,812
Transportation - 1.51%
CH Robinson Worldwide Inc	20,403	1,216
Con-way Inc	100,200	4,153
Expeditors International of Washington Inc	26,194	1,056
Genesee & Wyoming Inc (a)	91,020	8,161
JB Hunt Transport Services Inc	62,107	4,654
Kansas City Southern	14,000	1,508
Kirby Corp (a)	7,112	601
Landstar System Inc	9,891	535
Matson Inc	54,900	1,555
Old Dominion Freight Line Inc (a)	15,054	658
		$24,097
Trucking & Leasing - 0.01%
AMERCO	849	141

Water- 0.36%
American States Water Co	27,200	1,747
Aqua America Inc	118,589	4,015
		$5,762
TOTAL COMMON STOCKS		$1,535,321
	Maturity
REPURCHASE AGREEMENTS - 3.51%	Amount (000's)	Value(000	's)

Banks- 3.51%
Investment in Joint Trading Account; Credit	$10,962	$10,962
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $11,181,243; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	22,168	22,167
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $22,610,958; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	12,789	12,789
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $13,044,784; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)
Investment in Joint Trading Account; Merrill	9,999	10,000
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $10,198,909; 0.25% - 3.13%;
dated 07/31/15 - 02/15/43)
		$55,918
TOTAL REPURCHASE AGREEMENTS		$55,918
Total Investments		$1,591,239
Other Assets in Excess of Liabilities, Net - 0.17%		$2,693
TOTAL NET ASSETS - 100.00%		$1,593,932

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2013	Long	488	$59,882	$60,000	$118
Total					$118
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2013 (unaudited)

COMMON STOCKS - 97.97%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.17%				Chemicals - 2.54%
Lamar Advertising Co (a)	31,803	$1,378		Albemarle Corp	50,223		$3,114
				Ashland Inc	42,017		3,649
				Cabot Corp	34,297		1,407
Aerospace & Defense - 1.35%				Cytec Industries Inc	23,981		1,868
Alliant Techsystems Inc	18,400	1,713
B/E Aerospace Inc (a)	59,878	4,174		Intrepid Potash Inc	30,753		393
Esterline Technologies Corp (a)	17,884	1,457		Minerals Technologies Inc	19,932		917
				NewMarket Corp	6,096		1,661
Exelis Inc	107,562	1,590		Olin Corp	45,907		1,120
Triumph Group Inc	29,495	2,314		RPM International Inc	75,758		2,670
		$11,248		Sensient Technologies Corp	28,611		1,259
Agriculture - 0.10%				Valspar Corp/The	46,727		3,183
Universal Corp/VA	13,344	818					$21,241
				Coal - 0.14%
Airlines - 0.40%				Alpha Natural Resources Inc (a)	126,551		689
Alaska Air Group Inc	40,160	2,456		Arch Coal Inc	121,347		473
JetBlue Airways Corp (a)	129,041	844					$1,162
		$3,300		Commercial Services - 5.61%
Apparel - 1.16%				Aaron's Inc	40,306		1,155
Carter's Inc	29,132	2,078		Alliance Data Systems Corp (a)	28,121		5,562
Deckers Outdoor Corp (a)	19,697	1,080		Apollo Group Inc (a)	57,224		1,043
Hanesbrands Inc	56,340	3,575		Brink's Co/The	27,418		733
Under Armour Inc (a)	44,452	2,984		Convergys Corp	60,067		1,137
		$9,717		CoreLogic Inc/United States (a)	54,596		1,523
Automobile Manufacturers - 0.27%				Corporate Executive Board Co	19,217		1,296
Oshkosh Corp (a)	50,305	2,255		Deluxe Corp	29,080		1,193
				DeVry Inc	32,359		973
				FTI Consulting Inc (a)	23,045		859
Banks - 4.20%				Gartner Inc (a)	53,600		3,216
Associated Banc-Corp	95,886	1,624		Global Payments Inc	44,237		2,049
BancorpSouth Inc	47,888	941		HMS Holdings Corp (a)	50,143		1,213
Bank of Hawaii Corp	25,637	1,426		Lender Processing Services Inc	48,560		1,587
Cathay General Bancorp	41,933	996		Manpowergroup Inc	44,098		2,949
City National Corp/CA	27,243	1,894		Matthews International Corp	15,785		611
Commerce Bancshares Inc/MO	44,068	2,011		Monster Worldwide Inc (a)	66,627		381
Cullen/Frost Bankers Inc	34,309	2,472		Rent-A-Center Inc/TX	33,064		1,322
East West Bancorp Inc	77,855	2,400		Rollins Inc	37,634		960
First Horizon National Corp	137,915	1,701		RR Donnelley & Sons Co	103,708		1,969
FirstMerit Corp	94,758	2,125		SEI Investments Co	76,883		2,430
Fulton Financial Corp	111,571	1,405		Service Corp International/US	121,019		2,296
Hancock Holding Co	48,530	1,590		Sotheby's	39,038		1,757
International Bancshares Corp	31,116	753		Strayer Education Inc	6,181		274
Prosperity Bancshares Inc	26,879	1,586		Towers Watson & Co	32,275		2,718
Signature Bank/New York NY (a)	27,019	2,474		United Rentals Inc (a)	53,877		3,088
SVB Financial Group (a)	25,773	2,248		Valassis Communications Inc	22,198		635
Synovus Financial Corp	487,741	1,624		WEX Inc (a)	22,182		1,928
TCF Financial Corp	93,655	1,427					$46,857
Trustmark Corp	38,399	1,036		Computers - 2.68%
Valley National Bancorp	113,912	1,179		3D Systems Corp (a)	52,994		2,503
Webster Financial Corp	51,602	1,406		Cadence Design Systems Inc (a)	161,796		2,359
Westamerica Bancorporation	15,426	740		Diebold Inc	36,394		1,189
		$35,058		DST Systems Inc	17,070		1,195
Beverages - 0.65%				Jack Henry & Associates Inc	49,233		2,378
Green Mountain Coffee Roasters Inc (a)	70,796	5,464		Lexmark International Inc	36,027		1,351
				Mentor Graphics Corp	54,202		1,113
				MICROS Systems Inc (a)	44,971		2,191
Biotechnology - 1.77%				NCR Corp (a)	93,992		3,384
Bio-Rad Laboratories Inc (a)	11,580	1,413		Riverbed Technology Inc (a)	93,433		1,461
Charles River Laboratories International Inc (a)	28,031	1,277		Synopsys Inc (a)	87,911		3,256
United Therapeutics Corp (a)	26,410	1,976
Vertex Pharmaceuticals Inc (a)	126,581	10,101					$22,380
		$14,767		Consumer Products - 1.36%
				Church & Dwight Co Inc	79,007		5,033
Building Materials - 1.38%				Jarden Corp (a)	57,780		2,627
Eagle Materials Inc	26,888	1,814		Scotts Miracle-Gro Co/The	22,225		1,117
Fortune Brands Home & Security Inc	94,344	3,897		Tupperware Brands Corp	30,239		2,548
Lennox International Inc	26,217	1,883					$11,325
Louisiana-Pacific Corp (a)	79,676	1,296
Martin Marietta Materials Inc	26,257	2,615		Distribution & Wholesale - 1.44%
		$11,505		Arrow Electronics Inc (a)	59,843		2,732

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale (continued)				Food - 2.31%
Ingram Micro Inc (a)	87,094	$1,988		Dean Foods Co (a)	106,729		$1,163
LKQ Corp (a)	170,722	4,451		Flowers Foods Inc	98,392		2,259
Owens & Minor Inc	36,205	1,302		Harris Teeter Supermarkets Inc	28,280		1,391
Watsco Inc	16,973	1,584		Hillshire Brands Co	70,364		2,477
		$12,057		Ingredion Inc	44,292		2,976
				Lancaster Colony Corp	11,088		921
Diversified Financial Services - 2.33%				Post Holdings Inc (a)	18,679		867
Affiliated Managers Group Inc (a)	30,152	5,438		Smithfield Foods Inc (a)	71,499		2,374
CBOE Holdings Inc	49,896	2,500		SUPERVALU Inc (a)	114,681		919
Eaton Vance Corp	69,413	2,809		Tootsie Roll Industries Inc	11,962		405
Federated Investors Inc	53,922	1,565		United Natural Foods Inc (a)	28,195		1,652
Greenhill & Co Inc	14,987	754		WhiteWave Foods Co - A shares (a)	98,870		1,848
Janus Capital Group Inc	108,549	1,017					$19,252
Raymond James Financial Inc	64,670	2,850
Waddell & Reed Financial Inc	49,130	2,509		Forest Products & Paper - 0.16%
		$19,442		Domtar Corp	19,215		1,336
Electric - 3.42%
Alliant Energy Corp	63,417	3,359		Gas - 1.26%
Black Hills Corp	25,409	1,348		Atmos Energy Corp	51,769		2,290
Cleco Corp	34,557	1,676		Questar Corp	100,083		2,388
Great Plains Energy Inc	87,885	2,126		UGI Corp	65,085		2,733
Hawaiian Electric Industries Inc	56,338	1,502		Vectren Corp	47,038		1,741
IDACORP Inc	28,720	1,516		WGL Holdings Inc	29,560		1,359
MDU Resources Group Inc	107,960	3,027					$10,511
National Fuel Gas Co	47,768	3,097
NV Energy Inc	134,611	3,181		Hand & Machine Tools - 0.77%
				Kennametal Inc	45,016		1,951
OGE Energy Corp	113,336	4,239		Lincoln Electric Holdings Inc	47,422		2,800
PNM Resources Inc	45,540	1,069
Westar Energy Inc	72,545	2,437		Regal-Beloit Corp	25,720		1,663
		$28,577					$6,414
				Healthcare - Products - 3.23%
Electrical Components & Equipment - 1.96%				Cooper Cos Inc/The	27,818		3,543
Acuity Brands Inc	24,490	2,118		Henry Schein Inc (a)	49,816		5,172
AMETEK Inc	139,236	6,444		Hill-Rom Holdings Inc	34,168		1,267
Energizer Holdings Inc	35,584	3,622		Hologic Inc (a)	153,969		3,495
General Cable Corp	28,449	897		IDEXX Laboratories Inc (a)	30,932		3,031
Hubbell Inc	30,542	3,279		Masimo Corp	29,345		683
		$16,360		ResMed Inc	81,452		3,881
Electronics - 2.26%				STERIS Corp	33,700		1,517
Avnet Inc	78,356	2,952		Techne Corp	19,795		1,460
Gentex Corp/MI	82,091	1,854		Teleflex Inc	23,504		1,867
Itron Inc (a)	22,602	975		Thoratec Corp (a)	32,777		1,075
Mettler-Toledo International Inc (a)	17,258	3,807					$26,991
National Instruments Corp	54,391	1,533
Tech Data Corp (a)	21,589	1,108		Healthcare - Services - 2.12%
Trimble Navigation Ltd (a)	146,246	4,174		Community Health Systems Inc	53,890		2,482
				Covance Inc (a)	31,948		2,636
Vishay Intertechnology Inc (a)	75,532	1,087
				Health Management Associates Inc (a)	148,266		1,999
Woodward Inc	34,594	1,415		Health Net Inc/CA (a)	45,364		1,391
		$18,905		LifePoint Hospitals Inc (a)	27,094		1,332
Engineering & Construction - 0.87%				Mednax Inc (a)	28,597		2,786
AECOM Technology Corp (a)	58,935	1,998		Universal Health Services Inc	50,995		3,567
Granite Construction Inc	20,372	616		WellCare Health Plans Inc (a)	24,849		1,516
KBR Inc	84,507	2,643					$17,709
URS Corp	43,393	2,018		Home Builders - 0.98%
		$7,275		KB Home	46,837		831
Entertainment - 0.62%				MDC Holdings Inc	22,352		707
Bally Technologies Inc (a)	22,084	1,583		NVR Inc (a)	2,677		2,478
Cinemark Holdings Inc	58,167	1,694		Thor Industries Inc	25,172		1,361
DreamWorks Animation SKG Inc (a)	40,664	1,007		Toll Brothers Inc (a)	86,150		2,832
International Speedway Corp	14,598	494					$8,209
Scientific Games Corp (a)	30,132	410
				Home Furnishings - 0.16%
		$5,188		Tempur Sealy International Inc (a)	34,503		1,368
Environmental Control - 0.69%
Clean Harbors Inc (a)	30,801	1,738
				Insurance - 4.67%
Mine Safety Appliances Co	17,837	948		Alleghany Corp (a)	9,632		3,890
Waste Connections Inc	70,562	3,053		American Financial Group Inc/OH	43,181		2,232
		$5,739		Arthur J Gallagher & Co	72,469		3,216
				Aspen Insurance Holdings Ltd	38,944		1,460

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Miscellaneous Manufacturing - 2.08%
Brown & Brown Inc	67,524	$2,228		Aptargroup Inc	38,132		$2,226
Everest Re Group Ltd	28,571	3,815		Carlisle Cos Inc	36,378		2,464
Fidelity National Financial Inc	122,194	2,991		CLARCOR Inc	28,406		1,562
First American Financial Corp	61,850	1,406		Crane Co	27,776		1,692
Hanover Insurance Group Inc/The	25,163	1,355		Donaldson Co Inc	77,294		2,802
HCC Insurance Holdings Inc	57,401	2,556		Harsco Corp	46,118		1,188
Kemper Corp	30,861	1,079		ITT Corp	51,398		1,606
Mercury General Corp	20,726	916		SPX Corp	26,753		2,044
Old Republic International Corp	138,017	1,994		Trinity Industries Inc	45,283		1,783
Primerica Inc	26,391	1,083					$17,367
Protective Life Corp	44,851	1,944
Reinsurance Group of America Inc	41,450	2,822		Office Furnishings - 0.23%
StanCorp Financial Group Inc	25,310	1,344		Herman Miller Inc	33,375		938
WR Berkley Corp	62,999	2,669		HNI Corp	25,990		991
		$39,000					$1,929
Internet - 1.53%				Oil & Gas - 2.51%
				Atwood Oceanics Inc (a)	32,733		1,844
AOL Inc	44,281	1,631		Bill Barrett Corp (a)	27,888		625
Equinix Inc (a)	28,217	5,061
Rackspace Hosting Inc (a)	63,170	2,861		Cimarex Energy Co	49,426		3,778
TIBCO Software Inc (a)	89,125	2,223		Energen Corp	41,292		2,473
ValueClick Inc (a)	40,959	1,001		HollyFrontier Corp	116,248		5,295
		$12,777		Patterson-UTI Energy Inc	83,717		1,655
				Rosetta Resources Inc (a)	34,926		1,593
Investment Companies - 0.13%				SM Energy Co	37,892		2,604
Apollo Investment Corp	128,490	1,045		Unit Corp (a)	24,976		1,126
							$20,993
Iron & Steel - 0.89%				Oil & Gas Services - 2.08%
Carpenter Technology Corp	25,318	1,323		CARBO Ceramics Inc	11,244		988
Commercial Metals Co	66,822	1,035		Dresser-Rand Group Inc (a)	43,547		2,651
Reliance Steel & Aluminum Co	43,846	3,078		Dril-Quip Inc (a)	20,885		1,899
Steel Dynamics Inc	126,009	1,961		Helix Energy Solutions Group Inc (a)	56,327		1,429
		$7,397		Oceaneering International Inc	61,859		5,016
				Oil States International Inc (a)	31,424		3,055
Leisure Products & Services - 0.73%				Superior Energy Services Inc (a)	91,238		2,337
Life Time Fitness Inc (a)	22,643	1,206
Polaris Industries Inc	36,550	4,099					$17,375
WMS Industries Inc (a)	31,345	807		Packaging & Containers - 1.46%
		$6,112		Greif Inc	17,397		962
Machinery - Construction & Mining - 0.22%				Packaging Corp of America	56,082		3,017
Terex Corp (a)	63,576	1,874		Rock Tenn Co	41,126		4,703
				Silgan Holdings Inc	25,877		1,248
				Sonoco Products Co	57,875		2,228
Machinery - Diversified - 1.83%							$12,158
AGCO Corp	55,637	3,130		Pharmaceuticals - 1.30%
Graco Inc	35,025	2,444		Endo Health Solutions Inc (a)	64,171		2,468
IDEX Corp	47,014	2,805		Mallinckrodt PLC (a)	33,556		1,540
Nordson Corp	32,308	2,331		Omnicare Inc	59,988		3,167
Wabtec Corp/DE	54,999	3,193		Salix Pharmaceuticals Ltd (a)	29,710		2,195
Zebra Technologies Corp (a)	29,114	1,344
				VCA Antech Inc (a)	50,618		1,456
		$15,247					$10,826
Media - 0.99%
AMC Networks Inc (a)	33,018	2,254		Publicly Traded Investment Fund - 1.12%
FactSet Research Systems Inc	23,134	2,526		iShares Core S&P Mid-Cap ETF	75,765		9,319
John Wiley & Sons Inc	26,441	1,193
Meredith Corp	20,600	979		Real Estate - 0.41%
New York Times Co/The (a)	69,796	850		Alexander & Baldwin Inc (a)	24,612		1,090
Scholastic Corp	15,136	461		Jones Lang LaSalle Inc	25,211		2,295
		$8,263					$3,385
Metal Fabrication & Hardware - 0.67%				REITS - 9.02%
Timken Co	45,628	2,666		Alexandria Real Estate Equities Inc	40,271		2,759
Valmont Industries Inc	13,460	1,879		American Campus Communities Inc	59,904		2,301
Worthington Industries Inc	30,488	1,091		BioMed Realty Trust Inc	106,519		2,201
		$5,636		BRE Properties Inc	44,062		2,338
				Camden Property Trust	48,504		3,421
Mining - 0.40%				Corporate Office Properties Trust	49,037		1,249
Compass Minerals International Inc	19,042	1,440
Royal Gold Inc	37,186	1,922		Corrections Corp of America	65,871		2,177
				Duke Realty Corp	183,907		3,029
		$3,362		Equity One Inc	35,404		819
				Essex Property Trust Inc	21,724		3,504

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				Semiconductors (continued)
Extra Space Storage Inc	59,243	$2,491		SunEdison Inc (a)	132,534	$1,336
Federal Realty Investment Trust	37,302	3,929				$18,346
Highwoods Properties Inc	46,963	1,704
Home Properties Inc	32,062	2,046		Shipbuilding - 0.21%
Hospitality Properties Trust	79,891	2,276		Huntington Ingalls Industries Inc	28,670	1,783
Kilroy Realty Corp	43,080	2,255
Liberty Property Trust	68,748	2,627		Software - 3.49%
Mack-Cali Realty Corp	47,756	1,149		ACI Worldwide Inc (a)	22,783	1,079
National Retail Properties Inc	67,672	2,368		Acxiom Corp (a)	42,258	1,089
Omega Healthcare Investors Inc	66,408	2,114		Advent Software Inc	18,511	545
Potlatch Corp	23,149	1,019		Allscripts Healthcare Solutions Inc (a)	101,346	1,602
Rayonier Inc	72,052	4,211		ANSYS Inc (a)	53,289	4,254
Realty Income Corp	112,192	4,870		Broadridge Financial Solutions Inc	69,308	2,006
Regency Centers Corp	52,373	2,762		CommVault Systems Inc (a)	24,714	2,087
Senior Housing Properties Trust	107,528	2,704		Compuware Corp	122,024	1,384
SL Green Realty Corp	52,369	4,747		Concur Technologies Inc (a)	26,174	2,327
Taubman Centers Inc	36,458	2,669		Fair Isaac Corp	20,509	1,025
UDR Inc	143,357	3,590		Informatica Corp (a)	61,791	2,358
Weingarten Realty Investors	64,073	2,007		ManTech International Corp/VA	13,581	401
		$75,336		MSCI Inc (a)	69,019	2,419
				PTC Inc (a)	68,352	1,851
Retail - 6.17%				SolarWinds Inc (a)	35,254	1,251
Advance Auto Parts Inc	41,813	3,449
Aeropostale Inc (a)	44,862	679		Solera Holdings Inc	39,389	2,242
				VeriFone Systems Inc (a)	62,049	1,183
American Eagle Outfitters Inc	100,242	1,969
ANN Inc (a)	26,950	913				$29,103
Ascena Retail Group Inc (a)	72,806	1,390		Telecommunications - 1.46%
Barnes & Noble Inc (a)	21,571	385		ADTRAN Inc	33,889	896
Big Lots Inc (a)	33,285	1,203		Ciena Corp (a)	58,046	1,280
Bob Evans Farms Inc	15,939	810		InterDigital Inc/PA	23,527	935
Brinker International Inc	40,334	1,619		NeuStar Inc (a)	37,620	2,110
Cabela's Inc (a)	26,576	1,824		Plantronics Inc	24,748	1,150
Cheesecake Factory Inc/The	28,353	1,203		Polycom Inc (a)	98,635	943
Chico's FAS Inc	92,752	1,589		RF Micro Devices Inc (a)	160,801	835
Copart Inc (a)	60,962	1,982		Telephone & Data Systems Inc	57,465	1,523
CST Brands Inc (a)	34,485	1,125		tw telecom inc (a)	85,943	2,559
Dick's Sporting Goods Inc	57,278	2,945				$12,231
Domino's Pizza Inc	32,160	2,013
Foot Locker Inc	85,833	3,101		Textiles - 0.50%
Guess? Inc	34,927	1,176		Mohawk Industries Inc (a)	34,812	4,142
HSN Inc	20,446	1,228
MSC Industrial Direct Co Inc	26,778	2,168		Transportation - 1.90%
Office Depot Inc (a)	163,562	708		Con-way Inc	32,211	1,335
Panera Bread Co (a)	16,016	2,675		Genesee & Wyoming Inc (a)	28,312	2,538
Regis Corp	32,392	563		JB Hunt Transport Services Inc	51,763	3,879
Saks Inc (a)	57,528	922		Kirby Corp (a)	32,448	2,741
Signet Jewelers Ltd	46,240	3,381		Landstar System Inc	26,620	1,439
Tractor Supply Co	39,900	4,833		Matson Inc	24,401	691
Wendy's Co/The	161,927	1,151		Tidewater Inc	28,292	1,669
Williams-Sonoma Inc	49,153	2,893		UTI Worldwide Inc	59,757	986
World Fuel Services Corp	41,520	1,608		Werner Enterprises Inc	25,554	615
		$51,505				$15,893
Savings & Loans - 0.94%				Trucking & Leasing - 0.14%
Astoria Financial Corp	46,924	572		GATX Corp	26,757	1,209
First Niagara Financial Group Inc	202,362	2,163
New York Community Bancorp Inc	252,050	3,824
Washington Federal Inc	59,569	1,296		Water - 0.33%
		$7,855		Aqua America Inc	80,466	2,725
Semiconductors - 2.20%				TOTAL COMMON STOCKS		$818,001
Atmel Corp (a)	245,057	1,936			Maturity
Cree Inc (a)	67,420	4,713		REPURCHASE AGREEMENTS - 1.89%	Amount (000's)	Value(000	's)
Cypress Semiconductor Corp (a)	77,341	988
Fairchild Semiconductor International Inc (a)	72,733	918		Banks - 1.89%
Integrated Device Technology Inc (a)	84,351	760		Investment in Joint Trading Account; Credit	$3,098	$3,098
International Rectifier Corp (a)	39,705	957		Suisse Repurchase Agreement; 0.05%
Intersil Corp	72,714	742		dated 07/31/2013 maturing 08/01/2013
Rovi Corp (a)	59,102	1,331		(collateralized by US Government
Semtech Corp (a)	38,589	1,167		Securities; $3,159,635; 0.00% - 11.25%;
Silicon Laboratories Inc (a)	22,327	872		dated 02/15/15 - 08/15/40)
Skyworks Solutions Inc (a)	109,310	2,626

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Deutsche $	6,264	$6,264
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $6,389,483; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	3,614	3,614
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $3,686,240; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)
Investment in Joint Trading Account; Merrill	2,826	2,825
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $2,882,043; 0.25% - 3.13%;
dated 07/31/15 - 02/15/43)
		$15,801
TOTAL REPURCHASE AGREEMENTS		$15,801
Total Investments		$833,802
Other Assets in Excess of Liabilities, Net - 0.14%		$1,192
TOTAL NET ASSETS - 100.00%		$834,994

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		23.59%
Consumer, Non-cyclical		18.45%
Industrial		17.79%
Consumer, Cyclical		12.66%
Technology		8.37%
Utilities		5.01%
Energy		4.73%
Communications		4.15%
Basic Materials		3.99%
Exchange Traded Funds		1.12%
Other Assets in Excess of Liabilities, Net		0.14%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2013	Long	129	$15,589	$15,861	$272
Total					$272

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2013 (unaudited)

COMMON STOCKS - 96.44%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.18%				Banks (continued)
Clear Channel Outdoor Holdings Inc (a)	2,120	$16		Regions Financial Corp	228,104		$2,283
Interpublic Group of Cos Inc/The	97,433	1,603		Signature Bank/New York NY (a)	61,322		5,614
Lamar Advertising Co (a)	16,110	698		SunTrust Banks Inc	149,705		5,208
Omnicom Group Inc	4,690	301		SVB Financial Group (a)	2,718		237
		$2,618		Synovus Financial Corp	78,021		260
				TCF Financial Corp	45,640		696
Aerospace & Defense - 1.14%				US Bancorp/MN	8,100		302
Alliant Techsystems Inc	27,014	2,515		Valley National Bancorp	21,025		218
B/E Aerospace Inc (a)	624	44
				Zions Bancorporation	270,323		8,013
Exelis Inc	86,945	1,285					$99,886
L-3 Communications Holdings Inc	25,740	2,397
Rockwell Collins Inc	1,461	104		Beverages - 1.30%
Spirit Aerosystems Holdings Inc (a)	87,391	2,216		Beam Inc	9,703		630
Triumph Group Inc	107,673	8,448		Coca-Cola Enterprises Inc	48,353		1,815
		$17,009		Constellation Brands Inc (a)	147,429		7,680
				Dr Pepper Snapple Group Inc	10,641		497
Agriculture - 0.13%				Molson Coors Brewing Co	30,704		1,537
Bunge Ltd	25,115	1,909		Monster Beverage Corp (a)	118,620		7,235
							$19,394
Airlines - 0.38%				Biotechnology - 0.04%
Alaska Air Group Inc	535	33		Bio-Rad Laboratories Inc (a)	2,024		247
Delta Air Lines Inc	137,439	2,918		Life Technologies Corp (a)	4,232		316
Southwest Airlines Co	106,961	1,479
United Continental Holdings Inc (a)	35,730	1,245					$563
		$5,675		Building Materials - 1.18%
Apparel - 0.01%				Fortune Brands Home & Security Inc	1,974		82
Deckers Outdoor Corp (a)	1,910	105		Lennox International Inc	70,286		5,048
				Owens Corning Inc (a)	273,299		10,792
				Vulcan Materials Co	36,376		1,716
Automobile Manufacturers - 0.32%							$17,638
Ford Motor Co	16,510	279
General Motors Co (a)	14,000	502		Chemicals - 1.58%
Navistar International Corp (a)	17,940	613		Albemarle Corp	5,383		334
Oshkosh Corp (a)	37,024	1,659		Ashland Inc	75,962		6,596
PACCAR Inc	31,912	1,796		Cabot Corp	26,201		1,075
		$4,849		Celanese Corp	245,089		11,779
				CF Industries Holdings Inc	8,526		1,671
Automobile Parts & Equipment - 1.29%				Cytec Industries Inc	12,187		949
Allison Transmission Holdings Inc	7,089	168		Huntsman Corp	48,508		874
Delphi Automotive PLC	178,042	9,564		Rockwood Holdings Inc	2,104		143
Goodyear Tire & Rubber Co/The (a)	55,940	1,035		RPM International Inc	839		30
Lear Corp	5,782	401		Sigma-Aldrich Corp	665		56
TRW Automotive Holdings Corp (a)	104,432	7,656		Westlake Chemical Corp	280		29
Visteon Corp (a)	6,300	415		WR Grace & Co (a)	968		74
		$19,239					$23,610
Banks - 6.69%				Coal - 0.22%
Associated Banc-Corp	26,354	446		Alpha Natural Resources Inc (a)	60,567		329
Bank of Hawaii Corp	4,159	231		Consol Energy Inc	57,006		1,769
Bank of New York Mellon Corp/The	52,350	1,646		Peabody Energy Corp	66,739		1,105
BankUnited Inc	8,199	248		Walter Energy Inc	13,910		156
BB&T Corp	35,020	1,250					$3,359
BOK Financial Corp	11,741	783
Capital One Financial Corp	5,660	391		Commercial Services - 0.62%
CIT Group Inc (a)	243,119	12,183		Aaron's Inc	6,361		182
City National Corp/CA	12,415	863		ADT Corp/The	23,724		951
				Apollo Group Inc (a)	26,954		492
Comerica Inc	53,392	2,272		Booz Allen Hamilton Holding Corp	21,527		460
Commerce Bancshares Inc/MO	16,120	736		Career Education Corp (a)	48,959		158
Cullen/Frost Bankers Inc	9,365	675		CoreLogic Inc/United States (a)	31,909		890
East West Bancorp Inc	75,791	2,337
Fifth Third Bancorp	203,193	3,908		DeVry Inc	16,971		511
First Citizens BancShares Inc/NC	3,282	688		Global Payments Inc	2,950		137
First Horizon National Corp	103,934	1,281		H&R Block Inc	40		1
				Hertz Global Holdings Inc (a)	11,830		303
First Republic Bank/CA	171,377	7,401
Fulton Financial Corp	18,352	231		Iron Mountain Inc	3,576		99
Huntington Bancshares Inc/OH	71,603	612		KAR Auction Services Inc	9,817		249
KeyCorp	225,174	2,768		Lender Processing Services Inc	1,349		44
M&T Bank Corp	180,676	21,113		Manpowergroup Inc	5,303		355
Morgan Stanley	9,120	248		McGraw Hill Financial Inc	8,729		540
				Monster Worldwide Inc (a)	13,227		76
Northern Trust Corp	239,062	13,994
Popular Inc (a)	22,809	750		Paychex Inc	3,215		127
				Quanta Services Inc (a)	9,958		267

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Electric (continued)
RR Donnelley & Sons Co	8,217	$156		Pepco Holdings Inc	27,908		$573
SAIC Inc	25,679	392		Pinnacle West Capital Corp	18,687		1,100
Service Corp International/US	62,681	1,189		PPL Corp	464,324		14,752
Total System Services Inc	3,616	99		Public Service Enterprise Group Inc	68,384		2,311
Towers Watson & Co	4,482	378		SCANA Corp	148,870		7,728
Weight Watchers International Inc	1,212	57		TECO Energy Inc	34,038		602
Western Union Co/The	62,906	1,130		Westar Energy Inc	20,989		705
		$9,243		Wisconsin Energy Corp	40,408		1,757
Computers - 1.88%				Xcel Energy Inc	328,743		9,846
Brocade Communications Systems Inc (a)	187,345	1,248					$94,907
Computer Sciences Corp	171,575	8,177		Electrical Components & Equipment - 0.59%
Diebold Inc	14,090	460		Energizer Holdings Inc	12,019		1,224
DST Systems Inc	606	42		General Cable Corp	14,786		466
Lexmark International Inc	33,496	1,256		GrafTech International Ltd (a)	13,220		99
NCR Corp (a)	1,100	40		Hubbell Inc	63,682		6,836
NetApp Inc	235,163	9,670		Molex Inc	8,334		249
Riverbed Technology Inc (a)	190	3					$8,874
SanDisk Corp	9,658	532
Synopsys Inc (a)	10,333	383		Electronics - 1.21%
Teradata Corp (a)	89,181	5,272		Agilent Technologies Inc	231,238		10,344
Western Digital Corp	15,116	973		Avnet Inc	23,746		894
		$28,056		AVX Corp	34,057		436
				FLIR Systems Inc	4,249		138
Consumer Products - 0.24%				Garmin Ltd	7,349		295
Avery Dennison Corp	9,242	414		Gentex Corp/MI	6,031		136
Clorox Co/The	15,725	1,351		Itron Inc (a)	500		22
Jarden Corp (a)	38,734	1,761		Jabil Circuit Inc	21,367		491
		$3,526		PerkinElmer Inc	35,637		1,214
				Tech Data Corp (a)	32,188		1,652
Distribution & Wholesale - 0.30%				Tyco International Ltd	41,591		1,448
Arrow Electronics Inc (a)	21,959	1,003		Vishay Intertechnology Inc (a)	68,732		989
Genuine Parts Co	842	69					$18,059
Ingram Micro Inc (a)	89,872	2,052
WESCO International Inc (a)	18,721	1,418		Engineering & Construction - 0.88%
		$4,542		AECOM Technology Corp (a)	40,386		1,370
				Engility Holdings Inc (a)	2,678		87
Diversified Financial Services - 3.80%				Fluor Corp	4,491		281
Air Lease Corp	32,325	901		Jacobs Engineering Group Inc (a)	153,211		9,070
Ameriprise Financial Inc	52,052	4,633		KBR Inc	10,164		318
E*Trade Financial Corp (a)	109,137	1,626		McDermott International Inc (a)	22,827		197
Federated Investors Inc	2,411	70		URS Corp	39,889		1,855
Interactive Brokers Group Inc - A Shares	16,530	268					$13,178
Invesco Ltd	436,293	14,044
Legg Mason Inc	38,117	1,311		Entertainment - 0.14%
NASDAQ OMX Group Inc/The	264,039	8,555		DreamWorks Animation SKG Inc (a)	20,110		498
NYSE Euronext	14,563	614		International Game Technology	28,070		518
Raymond James Financial Inc	141,467	6,233		Penn National Gaming Inc (a)	19,422		971
SLM Corp	730,214	18,044		Regal Entertainment Group	6,297		119
TD Ameritrade Holding Corp	15,929	431					$2,106
		$56,730		Environmental Control - 0.66%
Electric - 6.36%				Republic Services Inc	65,800		2,231
AES Corp/VA	198,885	2,474		Waste Connections Inc	177,374		7,673
Alliant Energy Corp	24,046	1,274					$9,904
Ameren Corp	29,353	1,051
Calpine Corp (a)	479,116	9,588		Food - 1.93%
CMS Energy Corp	57,488	1,609		Campbell Soup Co	15,410		721
Consolidated Edison Inc	48,024	2,876		ConAgra Foods Inc	107,171		3,881
				Dean Foods Co (a)	71,828		783
DTE Energy Co	32,861	2,323		Hain Celestial Group Inc (a)	60,579		4,420
Edison International	227,380	11,334
Entergy Corp	23,848	1,610		Ingredion Inc	104,686		7,035
FirstEnergy Corp	43,420	1,653		JM Smucker Co/The	18,919		2,129
Great Plains Energy Inc	12,457	301		Kellogg Co	9,150		606
Hawaiian Electric Industries Inc	38,069	1,015		Pinnacle Foods Inc	11,980		305
Integrys Energy Group Inc	8,082	508		Safeway Inc	52,994		1,366
				Smithfield Foods Inc (a)	42,285		1,404
MDU Resources Group Inc	16,947	475		Tyson Foods Inc	204,944		5,661
National Fuel Gas Co	4,437	288		WhiteWave Foods Co - A shares (a)	13,661		255
Northeast Utilities	223,838	9,941		WhiteWave Foods Co - B shares (a)	12,906		238
NRG Energy Inc	50,828	1,364
NV Energy Inc	14,112	333					$28,804
OGE Energy Corp	147,502	5,516

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Forest Products & Paper - 0.54%				Home Furnishings (continued)
Domtar Corp	5,543	$385		Whirlpool Corp	68,104	$9,122
International Paper Co	135,915	6,566				$10,356
MeadWestvaco Corp	29,728	1,099
		$8,050		Housewares - 0.09%
				Newell Rubbermaid Inc	52,425	1,417
Gas - 2.24%
AGL Resources Inc	31,003	1,419
Atmos Energy Corp	14,643	648		Insurance - 9.70%
				Aflac Inc	23,040	1,421
CenterPoint Energy Inc	91,363	2,267		Alleghany Corp (a)	2,016	814
NiSource Inc	248,203	7,625
Questar Corp	154,310	3,682		Allied World Assurance Co Holdings AG	2,286	216
				Allstate Corp/The	4,820	246
Sempra Energy	172,119	15,083		American Financial Group Inc/OH	30,729	1,588
UGI Corp	51,611	2,168
Vectren Corp	14,571	539		American National Insurance Co	10,016	1,127
				Aon PLC	53,693	3,624
		$33,431		Arch Capital Group Ltd (a)	20,618	1,117
Hand & Machine Tools - 1.12%				Aspen Insurance Holdings Ltd	6,532	245
Kennametal Inc	12,319	534		Assurant Inc	34,528	1,870
Regal-Beloit Corp	4,446	288		Assured Guaranty Ltd	10,964	237
Snap-on Inc	3,554	337		Axis Capital Holdings Ltd	7,342	320
Stanley Black & Decker Inc	184,059	15,575		Brown & Brown Inc	6,316	208
		$16,734		Cincinnati Financial Corp	11,179	548
				Everest Re Group Ltd	88,920	11,874
Healthcare - Products - 2.17%				Fidelity National Financial Inc	85,438	2,091
Alere Inc (a)	29,887	998		Genworth Financial Inc (a)	785,274	10,200
Boston Scientific Corp (a)	331,733	3,622		Hartford Financial Services Group Inc	654,897	20,209
CareFusion Corp (a)	229,290	8,844		HCC Insurance Holdings Inc	37,520	1,671
DENTSPLY International Inc	36,000	1,544		ING US Inc	399,697	12,439
Hill-Rom Holdings Inc	8,731	324		Kemper Corp	8,450	295
Hologic Inc (a)	521,966	11,848		Lincoln National Corp	478,160	19,925
Hospira Inc (a)	39,518	1,609		Loews Corp	17,500	797
Patterson Cos Inc	583	24		Markel Corp (a)	13,087	6,936
QIAGEN NV (a)	14,770	309		MBIA Inc (a)	46,453	627
St Jude Medical Inc	7,526	394		Old Republic International Corp	59,056	854
Techne Corp	1,939	143		PartnerRe Ltd	22,582	2,022
Teleflex Inc	10,969	871		ProAssurance Corp	6,109	327
Zimmer Holdings Inc	22,321	1,863		Progressive Corp/The	68,730	1,788
		$32,393		Protective Life Corp	55,136	2,389
Healthcare - Services - 3.37%				Reinsurance Group of America Inc	21,159	1,441
Aetna Inc	225,954	14,499		RenaissanceRe Holdings Ltd	5,834	508
Brookdale Senior Living Inc (a)	24,441	712		StanCorp Financial Group Inc	29,114	1,546
Cigna Corp	52,481	4,084		Torchmark Corp	29,429	2,092
Community Health Systems Inc	19,458	896		Unum Group	65,848	2,084
DaVita HealthCare Partners Inc (a)	1,440	168		Validus Holdings Ltd	9,427	334
HCA Holdings Inc	70,315	2,742		White Mountains Insurance Group Ltd	628	376
Health Net Inc/CA (a)	42,323	1,298		Willis Group Holdings PLC	214,658	9,187
Humana Inc	162,901	14,866		WR Berkley Corp	192,930	8,174
Laboratory Corp of America Holdings (a)	7,810	756		XL Group PLC	351,580	11,022
LifePoint Hospitals Inc (a)	27,817	1,368				$144,789
Mednax Inc (a)	1,748	170		Internet - 1.73%
Quest Diagnostics Inc	51,110	2,980		AOL Inc	15,495	571
Tenet Healthcare Corp (a)	101,957	4,553		Expedia Inc	117,709	5,548
Universal Health Services Inc	6,433	450		Liberty Interactive Corp (a)	674,634	16,501
WellPoint Inc	9,240	791		Liberty Ventures (a)	5,634	505
		$50,333		Symantec Corp	101,681	2,713
Holding Companies - Diversified - 0.04%						$25,838
Leucadia National Corp	24,240	650		Investment Companies - 0.02%
				Ares Capital Corp	15,373	274
Home Builders - 0.80%
DR Horton Inc	17,010	342		Iron & Steel - 1.43%
Lennar Corp	27,699	938		Allegheny Technologies Inc	19,370	534
NVR Inc (a)	81	75		Carpenter Technology Corp	154,454	8,075
Taylor Morrison Home Corp (a)	450	11		Cliffs Natural Resources Inc	19,823	387
Toll Brothers Inc (a)	322,111	10,588		Nucor Corp	37,145	1,737
		$11,954		Reliance Steel & Aluminum Co	146,505	10,284
Home Furnishings - 0.69%				Steel Dynamics Inc	21,784	339
Harman International Industries Inc	19,178	1,161		United States Steel Corp	2,743	48
Tempur Sealy International Inc (a)	1,850	73				$21,404

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Leisure Products & Services - 0.15%				Miscellaneous Manufacturing (continued)
Carnival Corp	7,715	$286		Trinity Industries Inc	26,988		$1,062
Royal Caribbean Cruises Ltd	50,276	1,915					$42,430
		$2,201		Office & Business Equipment - 0.27%
Lodging - 1.58%				Pitney Bowes Inc	23,629		390
Hyatt Hotels Corp (a)	19,410	878		Xerox Corp	371,209		3,601
Marriott International Inc/DE	19,802	823					$3,991
MGM Resorts International (a)	644,256	10,508
Starwood Hotels & Resorts Worldwide Inc	166,127	10,990		Oil & Gas - 5.88%
				Atwood Oceanics Inc (a)	4,610		260
Wyndham Worldwide Corp	7,530	469
		$23,668		Chesapeake Energy Corp	699,519		16,299
				Cimarex Energy Co	120,461		9,206
Machinery - Construction & Mining - 0.16%				Concho Resources Inc (a)	74,275		6,662
Joy Global Inc	38,987	1,930		Denbury Resources Inc (a)	68,241		1,194
Terex Corp (a)	17,341	511		Diamond Offshore Drilling Inc	4,682		316
		$2,441		Energen Corp	6,082		364
				EQT Corp	1,264		109
Machinery - Diversified - 1.23%				EXCO Resources Inc	58,470		507
AGCO Corp	6,691	376		Forest Oil Corp (a)	11,317		58
Babcock & Wilcox Co/The	19,077	583		Helmerich & Payne Inc	6,452		408
CNH Global NV	3,011	142		HollyFrontier Corp	34,128		1,554
Deere & Co	90	7		Kosmos Energy Ltd (a)	3,660		39
Flowserve Corp	136,034	7,710		Marathon Petroleum Corp	10,677		783
IDEX Corp	553	33		Murphy Oil Corp	21,862		1,481
Manitowoc Co Inc/The	10,986	226		Nabors Industries Ltd	48,046		739
Xylem Inc/NY	364,504	9,087		Newfield Exploration Co (a)	43,110		1,061
Zebra Technologies Corp (a)	4,585	212
				Noble Energy Inc	41,756		2,610
		$18,376		Patterson-UTI Energy Inc	14,518		287
Media - 2.12%				Pioneer Natural Resources Co	84,489		13,076
Cablevision Systems Corp	91,737	1,714		QEP Resources Inc	30,594		932
Charter Communications Inc (a)	4,030	507		Quicksilver Resources Inc (a)	12,357		18
DIRECTV (a)	11,580	733		Range Resources Corp	73,979		5,852
Discovery Communications Inc - C Shares (a)	4,280	311		Rowan Cos PLC (a)	21,027		722
DISH Network Corp	40,400	1,804		Southwestern Energy Co (a)	358,686		13,914
Gannett Co Inc	63,335	1,632		Tesoro Corp	106,946		6,079
John Wiley & Sons Inc	26,155	1,180		Unit Corp (a)	8,452		381
Liberty Global PLC (a)	4,879	396		Valero Energy Corp	18,602		665
Liberty Global PLC (a)	566	44		Whiting Petroleum Corp (a)	17,233		886
Liberty Media Corp (a)	93,224	13,398		WPX Energy Inc (a)	67,730		1,302
Nielsen Holdings NV	46,542	1,556					$87,764
Scripps Networks Interactive Inc	80,679	5,710		Oil & Gas Services - 1.04%
Starz (a)	1,309	29		Cameron International Corp (a)	113,458		6,728
Thomson Reuters Corp	17,200	585		Dresser-Rand Group Inc (a)	10,520		640
Time Warner Cable Inc	15,693	1,790		MRC Global Inc (a)	4,685		126
Washington Post Co/The	431	232		Oil States International Inc (a)	70,293		6,835
		$31,621		RPC Inc	714		10
Metal Fabrication & Hardware - 0.72%				Superior Energy Services Inc (a)	48,102		1,232
Timken Co	183,466	10,718					$15,571
				Packaging & Containers - 1.18%
Mining - 0.23%				Ball Corp	35,696		1,599
Alcoa Inc	191,160	1,520		Bemis Co Inc	13,244		545
Newmont Mining Corp	62,725	1,881		Crown Holdings Inc (a)	69,630		3,052
		$3,401		Greif Inc	2,925		162
				Owens-Illinois Inc (a)	32,208		958
Miscellaneous Manufacturing - 2.84%				Packaging Corp of America	78,049		4,198
AO Smith Corp	4,373	181		Rock Tenn Co	1,992		228
Aptargroup Inc	1,972	115		Sealed Air Corp	190,139		5,179
Carlisle Cos Inc	149,377	10,119		Silgan Holdings Inc	16,810		811
Crane Co	370	22		Sonoco Products Co	22,977		885
Donaldson Co Inc	1,131	41					$17,617
Dover Corp	3,111	266
Harsco Corp	36,443	939		Pharmaceuticals - 2.02%
Ingersoll-Rand PLC	14,532	887		AmerisourceBergen Corp	10		1
ITT Corp	39,000	1,218		Cardinal Health Inc	314,670		15,762
Leggett & Platt Inc	39,657	1,246		Endo Health Solutions Inc (a)	14,690		565
Parker Hannifin Corp	128,840	13,307		Express Scripts Holding Co (a)	5,070		332
Pentair Ltd	18,154	1,109		Forest Laboratories Inc (a)	55,757		2,429
SPX Corp	13,310	1,017		Mylan Inc/PA (a)	266,651		8,949
Textron Inc	398,120	10,901		Omnicare Inc	23,636		1,247
				Quintiles Transnational Holdings Inc (a)	7,204		323

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
VCA Antech Inc (a)	21,384	$615		Senior Housing Properties Trust	17,597		$442
		$30,223		SL Green Realty Corp	10,509		953
				Starwood Property Trust Inc	247,674		6,291
Pipelines - 0.06%				Tanger Factory Outlet Centers	205,424		6,662
Kinder Morgan Inc/DE	11,550	436		Taubman Centers Inc	84,735		6,204
ONEOK Inc	7,510	398		Two Harbors Investment Corp	630,756		6,326
		$834		UDR Inc	15,027		376
Private Equity - 0.02%				Ventas Inc	80,375		5,284
American Capital Ltd (a)	19,717	269		Vornado Realty Trust	33,435		2,836
				Weingarten Realty Investors	8,780		275
				Weyerhaeuser Co	58,700		1,667
Real Estate - 0.55%							$131,919
Alexander & Baldwin Inc (a)	2,490	110
CBRE Group Inc (a)	65,300	1,513		Retail - 2.04%
Forest City Enterprises Inc (a)	96,485	1,690		Abercrombie & Fitch Co	6,834		341
Howard Hughes Corp/The (a)	6,167	674		AutoNation Inc (a)	8,170		391
Jones Lang LaSalle Inc	25,828	2,351		AutoZone Inc (a)	7,804		3,501
Realogy Holdings Corp (a)	37,680	1,694		Best Buy Co Inc	13,564		408
WP Carey Inc	3,462	245		Big Lots Inc (a)	9,949		360
		$8,277		Chico's FAS Inc	1,027		18
				CST Brands Inc (a)	11,882		388
REITS - 8.83%				Darden Restaurants Inc	7,480		367
Alexandria Real Estate Equities Inc	148,730	10,189		Dillard's Inc	873		74
American Campus Communities Inc	6,114	235		DSW Inc	185		14
American Capital Agency Corp	82,321	1,854		Dunkin' Brands Group Inc	10,020		433
American Tower Corp	6,140	435		Foot Locker Inc	8,958		324
Annaly Capital Management Inc	242,560	2,892		GameStop Corp	7,750		380
Apartment Investment & Management Co	20,933	615		Guess? Inc	4,250		143
AvalonBay Communities Inc	122,326	16,555		Kohl's Corp	31,820		1,686
BioMed Realty Trust Inc	17,378	359		Macy's Inc	190,986		9,232
Boston Properties Inc	25,347	2,711		PVH Corp	68,504		9,028
Brandywine Realty Trust	14,498	202		Sally Beauty Holdings Inc (a)	2,190		67
BRE Properties Inc	17,303	918		Sears Canada Inc	3,172		41
Camden Property Trust	84,210	5,941		Signet Jewelers Ltd	5,259		384
CBL & Associates Properties Inc	57,038	1,299		Staples Inc	107,979		1,837
Chimera Investment Corp	427,017	1,273		Wendy's Co/The	118,138		840
CommonWealth REIT	52,281	1,207		World Fuel Services Corp	5,821		225
Corporate Office Properties Trust	2,960	75					$30,482
Corrections Corp of America	4,179	138
DDR Corp	357,177	6,101		Savings & Loans - 0.46%
Digital Realty Trust Inc	142,801	7,895		First Niagara Financial Group Inc	99,346		1,062
Douglas Emmett Inc	69,637	1,742		Hudson City Bancorp Inc	31,669		303
Duke Realty Corp	19,403	320		New York Community Bancorp Inc	160,664		2,437
Equity Lifestyle Properties Inc	2,268	87		People's United Financial Inc	165,948		2,489
Essex Property Trust Inc	2,277	367		TFS Financial Corp (a)	17,530		205
Extra Space Storage Inc	7,359	309		Washington Federal Inc	16,278		354
Federal Realty Investment Trust	2,211	233					$6,850
General Growth Properties Inc	165,838	3,439		Semiconductors - 3.37%
Hatteras Financial Corp	44,860	901		Advanced Micro Devices Inc (a)	35,410		133
HCP Inc	73,886	3,241
Health Care REIT Inc	35,154	2,267		Altera Corp	453,221		16,117
Healthcare Trust of America Inc	11,013	121		Analog Devices Inc	10,491		518
				Applied Materials Inc	91,584		1,493
Home Properties Inc	17,100	1,091		Atmel Corp (a)	64,410		509
Hospitality Properties Trust	23,614	673		Avago Technologies Ltd	1,252		46
Host Hotels & Resorts Inc	89,954	1,606		Fairchild Semiconductor International Inc (a)	45,979		581
Kilroy Realty Corp	5,662	296		First Solar Inc (a)	6,022		296
Kimco Realty Corp	60,954	1,374		KLA-Tencor Corp	152,774		8,957
Liberty Property Trust	19,912	761		Lam Research Corp (a)	235,235		11,578
Macerich Co/The	10,942	679		LSI Corp	97,517		759
Mack-Cali Realty Corp	26,220	631		Marvell Technology Group Ltd	23,647		307
MFA Financial Inc	730,553	5,830		Maxim Integrated Products Inc	88,295		2,525
Mid-America Apartment Communities Inc	4,222	285		Micron Technology Inc (a)	111,100		1,472
National Retail Properties Inc	8,531	298		NVIDIA Corp	47,811		690
Piedmont Office Realty Trust Inc	17,901	324		ON Semiconductor Corp (a)	253,398		2,088
Plum Creek Timber Co Inc	5,866	286		PMC - Sierra Inc (a)	119,520		789
Post Properties Inc	5,371	250		Rovi Corp (a)	27,356		616
Prologis Inc	109,891	4,215		Silicon Laboratories Inc (a)	1,560		61
Rayonier Inc	5,352	313		Teradyne Inc (a)	50,292		830
Realty Income Corp	14,144	614
Regency Centers Corp	15,690	827					$50,365
Retail Properties of America Inc	23,317	329

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Maturity
Shipbuilding - 0.09%				REPURCHASE AGREEMENTS - 4.65%	Amount (000's)	Value(000	's)
Huntington Ingalls Industries Inc	20,474	$1,273		Banks- 4.65%
				Investment in Joint Trading Account; Credit	$13,598	$13,598
				Suisse Repurchase Agreement; 0.05%
Software - 1.94%				dated 07/31/2013 maturing 08/01/2013
Activision Blizzard Inc	28,747	517
Akamai Technologies Inc (a)	88,245	4,165		(collateralized by US Government
Allscripts Healthcare Solutions Inc (a)	29,967	474		Securities; $13,869,662; 0.00% - 11.25%;
Autodesk Inc (a)	4,568	162		dated 02/15/15 - 08/15/40)
BMC Software Inc (a)	10,170	468		Investment in Joint Trading Account; Deutsche	27,498	27,497
CA Inc	24,096	716		Bank Repurchase Agreement; 0.09% dated
Dun & Bradstreet Corp/The	8,363	866		07/31/2013 maturing 08/01/2013
Electronic Arts Inc (a)	6,940	181		(collateralized by US Government
Fidelity National Information Services Inc	252,113	10,881		Securities; $28,047,540; 0.00% - 1.38%;
MSCI Inc (a)	40,940	1,435		dated 10/28/13 - 03/09/18)
Nuance Communications Inc (a)	39,506	741		Investment in Joint Trading Account; JP	15,864	15,864
PTC Inc (a)	306,332	8,296		Morgan Repurchase Agreement; 0.06%
VeriFone Systems Inc (a)	7,010	134		dated 07/31/2013 maturing 08/01/2013
				(collateralized by US Government
		$29,036		Securities; $16,181,274; 0.00% - 9.38%;
Telecommunications - 2.07%				dated 08/03/13 - 05/15/30)
Amdocs Ltd	39,617	1,524		Investment in Joint Trading Account; Merrill	12,403	12,403
CenturyLink Inc	22,990	824		Lynch Repurchase Agreement; 0.05%
Crown Castle International Corp (a)	7,510	528		dated 07/31/2013 maturing 08/01/2013
EchoStar Corp (a)	9,948	397		(collateralized by US Government
Frontier Communications Corp	66,442	290		Securities; $12,651,137; 0.25% - 3.13%;
Harris Corp	20,196	1,153		dated 07/31/15 - 02/15/43)
Intelsat SA (a)	2,077	44				$69,362
Juniper Networks Inc (a)	702,453	15,222		TOTAL REPURCHASE AGREEMENTS		$69,362
Level 3 Communications Inc (a)	29,968	661		Total Investments		$1,509,454
Motorola Solutions Inc	2,110	116		Liabilities in Excess of Other Assets, Net - (1.09)%		$(16,270)
Polycom Inc (a)	669,480	6,400		TOTAL NET ASSETS - 100.00%		$1,493,184
SBA Communications Corp (a)	12,870	953
Sprint Corp (a)	37,876	226
Telephone & Data Systems Inc	34,508	915		(a) Non-Income Producing Security
T-Mobile US Inc (a)	11,473	277
tw telecom inc (a)	21,767	648
US Cellular Corp	16,190	643		Portfolio Summary (unaudited)
Windstream Corp	3,223	27		Sector		Percent
		$30,848		Financial		34.72%
Textiles - 0.06%				Industrial		13.38%
Cintas Corp	7,322	348		Consumer, Non-cyclical		11.82%
Mohawk Industries Inc (a)	4,103	488		Utilities		8.73%
		$836		Consumer, Cyclical		7.86%
				Technology		7.46%
Toys, Games & Hobbies - 0.01%				Energy		7.20%
Hasbro Inc	1,690	78		Communications		6.10%
				Basic Materials		3.78%
Transportation - 0.25%				Diversified		0.04%
CH Robinson Worldwide Inc	1,350	81		Liabilities in Excess of Other Assets, Net		(1.09)%
Con-way Inc	14,640	607		TOTAL NET ASSETS		100.00%
Golar LNG Ltd	4,324	149
Ryder System Inc	24,831	1,535
Teekay Corp	4,470	178
Tidewater Inc	16,893	996
UTI Worldwide Inc	9,210	152
		$3,698

Trucking & Leasing - 0.13%
AMERCO	327	55
GATX Corp	41,152	1,859
		$1,914

Water - 0.13%
American Water Works Co Inc	38,046	1,624
Aqua America Inc	10,668	361
		$1,985
TOTAL COMMON STOCKS		$1,440,092

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2013	Long	562	$66,678	$69,098	$2,420
Total					$2,420
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2013 (unaudited)

COMMON STOCKS - 94.04%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.03%				Beverages (continued)
Interpublic Group of Cos Inc/The	11,104	$183		Molson Coors Brewing Co	4,504		$225
							$537
Aerospace & Defense - 1.51%				Biotechnology - 0.04%
Alliant Techsystems Inc	1,398	130		Bio-Rad Laboratories Inc (a)	931		114
B/E Aerospace Inc (a)	287	20		Life Technologies Corp (a)	1,947		145
Exelis Inc	247,058	3,651					$259
L-3 Communications Holdings Inc	74,698	6,958
Rockwell Collins Inc	672	48		Building Materials - 0.05%
Triumph Group Inc	1,870	147		Fortune Brands Home & Security Inc	909		38
				Owens Corning Inc (a)	3,279		129
		$10,954
				Vulcan Materials Co	4,345		205
Agriculture - 1.96%							$372
Bunge Ltd	4,057	308
Lorillard Inc	151,737	6,454		Chemicals - 2.51%
Reynolds American Inc	150,400	7,434		Albemarle Corp	2,477		154
		$14,196		Ashland Inc	2,642		229
				Cabot Corp	2,903		119
Airlines - 0.08%				CF Industries Holdings Inc	14,787		2,898
Alaska Air Group Inc	246	15		Cytec Industries Inc	1,942		151
Delta Air Lines Inc	14,690	312		Huntsman Corp	8,789		158
Southwest Airlines Co	20,344	281		Rockwood Holdings Inc	124,769		8,451
		$608		RPM International Inc	386		14
Apparel - 1.56%				Sigma-Aldrich Corp	306		26
Deckers Outdoor Corp (a)	879	48		Westlake Chemical Corp	57,259		5,956
				WR Grace & Co (a)	445		34
Hanesbrands Inc	177,700	11,277
		$11,325					$18,190
Automobile Manufacturers - 0.65%				Coal - 0.04%
Oshkosh Corp (a)	93,314	4,182		Consol Energy Inc	6,345		197
PACCAR Inc	9,836	554		Peabody Energy Corp	7,437		123
		$4,736					$320
				Commercial Services - 2.43%
Automobile Parts & Equipment - 1.39%				Aaron's Inc	2,927		84
Allison Transmission Holdings Inc	1,343	32		ADT Corp/The	6,924		278
Delphi Automotive PLC	154,000	8,273		Apollo Group Inc (a)	4,434		81
Lear Corp	2,662	184
TRW Automotive Holdings Corp (a)	3,351	246		Booz Allen Hamilton Holding Corp	82		2
				CoreLogic Inc/United States (a)	4,115		115
Visteon Corp (a)	20,500	1,350
				DeVry Inc	2,763		83
		$10,085		KAR Auction Services Inc	2,161		55
Banks - 8.18%				Lender Processing Services Inc	621		20
Associated Banc-Corp	7,341	124		Manpowergroup Inc	80,941		5,412
Bank of Hawaii Corp	1,922	107		McGraw Hill Financial Inc	4,018		249
BankUnited Inc	2,913	88		Paychex Inc	1,479		58
BOK Financial Corp	1,108	74		Quanta Services Inc (a)	4,583		123
Capital One Financial Corp	147,000	10,146		Rent-A-Center Inc/TX	111,200		4,447
CIT Group Inc (a)	130,183	6,524		RR Donnelley & Sons Co	3,782		72
City National Corp/CA	2,123	148		SAIC Inc	9,038		138
Comerica Inc	5,882	250		Service Corp International/US	2,109		40
Commerce Bancshares Inc/MO	3,394	155		Total System Services Inc	225,064		6,169
East West Bancorp Inc	4,293	132		Towers Watson & Co	2,063		174
Fifth Third Bancorp	1,018,778	19,591		Weight Watchers International Inc	557		26
First Citizens BancShares Inc/NC	343	72					$17,626
First Horizon National Corp	10,675	132		Computers - 2.51%
First Republic Bank/CA	3,669	158		Brocade Communications Systems Inc (a)	424,456		2,827
Fulton Financial Corp	8,482	107		Computer Sciences Corp	59,246		2,823
Huntington Bancshares Inc/OH	492,158	4,208
KeyCorp	29,014	357		DST Systems Inc	27,479		1,925
				Lexmark International Inc	2,684		101
M&T Bank Corp	50,066	5,850		NetApp Inc	73,400		3,018
Northern Trust Corp	6,599	386		SanDisk Corp	4,445		245
Regions Financial Corp	958,139	9,591		Synopsys Inc (a)	4,755		176
Signature Bank/New York NY (a)	1,337	122
SunTrust Banks Inc	17,026	592		Western Digital Corp	110,857		7,137
SVB Financial Group (a)	1,251	109					$18,252
Synovus Financial Corp	35,908	120		Consumer Products - 0.60%
Valley National Bancorp	9,063	94		Avery Dennison Corp	96,094		4,298
Zions Bancorporation	5,768	171		Clorox Co/The	983		85
		$59,408					$4,383
Beverages - 0.07%				Distribution & Wholesale - 0.05%
Beam Inc	4,466	290		Arrow Electronics Inc (a)	3,446		157
Constellation Brands Inc (a)	413	22		Genuine Parts Co	387		32

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale (continued)				Engineering & Construction (continued)
WESCO International Inc (a)	2,006	$152		URS Corp	3,452		$160
		$341					$921
Diversified Financial Services - 4.23%				Entertainment - 1.22%
Ameriprise Financial Inc	92,421	8,226		International Game Technology	468,800		8,659
Discover Financial Services	233,500	11,560		Penn National Gaming Inc (a)	3,075		154
E*Trade Financial Corp (a)	7,960	119		Regal Entertainment Group	2,898		54
Federated Investors Inc	1,109	32					$8,867
Invesco Ltd	14,473	466
Legg Mason Inc	3,262	112		Environmental Control - 0.04%
NASDAQ OMX Group Inc/The	5,047	163		Republic Services Inc	7,505		255
NYSE Euronext	6,702	283
Raymond James Financial Inc	3,838	169		Food - 0.58%
SLM Corp	380,385	9,400		ConAgra Foods Inc	1,422		51
TD Ameritrade Holding Corp	7,331	198		Dean Foods Co (a)	8,444		92
		$30,728		Ingredion Inc	2,192		147
				JM Smucker Co/The	29,957		3,371
Electric - 5.28%				Safeway Inc	7,163		185
AES Corp/VA	17,234	214		Smithfield Foods Inc (a)	3,828		127
Alliant Energy Corp	4,758	252
Ameren Corp	6,692	240		Tyson Foods Inc	7,775		215
Calpine Corp (a)	259,694	5,197					$4,188
CMS Energy Corp	9,904	277		Forest Products & Paper - 1.04%
Consolidated Edison Inc	8,079	484		Domtar Corp	1,447		101
DTE Energy Co	94,558	6,686		International Paper Co	151,023		7,296
Edison International	12,094	603		MeadWestvaco Corp	4,881		180
Entergy Corp	4,914	332					$7,577
FirstEnergy Corp	11,535	439
Great Plains Energy Inc	5,752	139		Gas - 2.44%
Integrys Energy Group Inc	2,182	137		AGL Resources Inc	3,259		149
MDU Resources Group Inc	5,208	146		Atmos Energy Corp	48,513		2,146
National Fuel Gas Co	2,043	132		CenterPoint Energy Inc	198,720		4,932
Northeast Utilities	11,678	519		NiSource Inc	8,607		264
NRG Energy Inc	254,972	6,838		Sempra Energy	6,718		589
NV Energy Inc	6,495	153		UGI Corp	87,226		3,663
OGE Energy Corp	5,466	204		Vectren Corp	160,442		5,940
Pepco Holdings Inc	6,856	141					$17,683
Pinnacle West Capital Corp	137,870	8,120		Hand & Machine Tools - 1.20%
PPL Corp	21,989	699		Kennametal Inc	3,444		149
Public Service Enterprise Group Inc	13,956	472		Regal-Beloit Corp	2,046		132
SCANA Corp	3,847	200		Snap-on Inc	1,635		155
TECO Energy Inc	5,188	92		Stanley Black & Decker Inc	97,974		8,291
Westar Energy Inc	3,523	118					$8,727
Wisconsin Energy Corp	6,308	274
Xcel Energy Inc	174,358	5,222		Healthcare - Products - 1.51%
		$38,330		Boston Scientific Corp (a)	37,212		406
				CareFusion Corp (a)	7,382		285
Electrical Components & Equipment - 0.86%				DENTSPLY International Inc	3,379		145
Energizer Holdings Inc	2,006	204		Hill-Rom Holdings Inc	2,617		97
Hubbell Inc	742	80		Hologic Inc (a)	5,252		119
Molex Inc	199,035	5,937		Hospira Inc (a)	4,564		186
		$6,221		Patterson Cos Inc	269		11
Electronics - 0.18%				QIAGEN NV (a)	6,798		142
Agilent Technologies Inc	9,945	445		St Jude Medical Inc	172,364		9,030
Avnet Inc	4,513	170		Techne Corp	892		66
AVX Corp	1,988	25		Zimmer Holdings Inc	5,337		446
FLIR Systems Inc	1,955	63					$10,933
Garmin Ltd	3,382	136		Healthcare - Services - 3.15%
Gentex Corp/MI	2,775	63		Cigna Corp	256,350		19,952
Jabil Circuit Inc	6,511	150		Community Health Systems Inc	2,918		134
PerkinElmer Inc	3,232	110		HCA Holdings Inc	8,331		325
Tech Data Corp (a)	1,604	82		Health Net Inc/CA (a)	3,593		110
Vishay Intertechnology Inc (a)	5,581	80
				Humana Inc	4,345		397
		$1,324		LifePoint Hospitals Inc (a)	2,100		103
Engineering & Construction - 0.13%				Mednax Inc (a)	805		78
AECOM Technology Corp (a)	4,501	153		Quest Diagnostics Inc	4,957		289
Fluor Corp	2,066	129		Tenet Healthcare Corp (a)	31,800		1,420
Jacobs Engineering Group Inc (a)	4,139	245		Universal Health Services Inc	1,350		95
KBR Inc	4,677	146					$22,903
McDermott International Inc (a)	10,140	88

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Holding Companies - Diversified - 0.03%				Leisure Products & Services - 1.19%
Leucadia National Corp	7,102	$191		Royal Caribbean Cruises Ltd	227,005		$8,647
Home Builders - 0.07%				Lodging - 0.06%
DR Horton Inc	7,829	158		Marriott International Inc/DE	1,239		52
Lennar Corp	5,148	174		MGM Resorts International (a)	9,778		159
NVR Inc (a)	37	34		Starwood Hotels & Resorts Worldwide Inc	3,483		230
Toll Brothers Inc (a)	5,267	173					$441
		$539		Machinery - Construction & Mining - 0.41%
Home Furnishings - 0.63%				Joy Global Inc	3,362		166
Harman International Industries Inc	2,116	128		Terex Corp (a)	96,058		2,832
Whirlpool Corp	32,982	4,418					$2,998
		$4,546		Machinery - Diversified - 0.31%
Housewares - 0.02%				AGCO Corp	3,079		173
Newell Rubbermaid Inc	5,526	149		Babcock & Wilcox Co/The	1,582		49
				CNH Global NV	1,386		65
Insurance - 6.11%				IDEX Corp	255		15
Alleghany Corp (a)	463	187		Xylem Inc/NY	74,306		1,852
				Zebra Technologies Corp (a)	2,110		98
Allied World Assurance Co Holdings AG	70,352	6,659
American Financial Group Inc/OH	3,054	158					$2,252
American National Insurance Co	288	32		Media - 0.45%
Aon PLC	2,229	150		Gannett Co Inc	93,127		2,399
Arch Capital Group Ltd (a)	3,925	212		John Wiley & Sons Inc	2,069		93
Aspen Insurance Holdings Ltd	3,020	113		Liberty Media Corp (a)	3,143		452
Assurant Inc	2,341	127		Nielsen Holdings NV	5,917		198
Assured Guaranty Ltd	5,046	109		Starz (a)	603		14
Axis Capital Holdings Ltd	65,905	2,871		Washington Post Co/The	198		106
Brown & Brown Inc	2,907	96					$3,262
Cincinnati Financial Corp	5,145	252
Everest Re Group Ltd	18,062	2,412		Metal Fabrication & Hardware - 0.70%
Fidelity National Financial Inc	117,165	2,868		Timken Co	87,232		5,096
Genworth Financial Inc (a)	15,523	202
Hartford Financial Services Group Inc	14,352	443		Mining - 0.10%
HCC Insurance Holdings Inc	3,160	141		Alcoa Inc	35,755		284
Lincoln National Corp	212,860	8,870		Newmont Mining Corp	13,579		408
Markel Corp (a)	380	201					$692
Old Republic International Corp	11,807	171
PartnerRe Ltd	1,601	143		Miscellaneous Manufacturing - 4.89%
ProAssurance Corp	2,812	150		AO Smith Corp	2,012		83
Progressive Corp/The	5,354	139		Aptargroup Inc	908		53
Protective Life Corp	3,420	148		Carlisle Cos Inc	1,909		129
Reinsurance Group of America Inc	2,282	155		Crane Co	88,170		5,369
RenaissanceRe Holdings Ltd	1,401	122		Donaldson Co Inc	520		19
StanCorp Financial Group Inc	1,909	101		Dover Corp	1,432		123
Torchmark Corp	2,911	207		Eaton Corp PLC	119,800		8,260
Unum Group	8,403	266		Ingersoll-Rand PLC	2,724		166
Validus Holdings Ltd	36,869	1,307		ITT Corp	92,850		2,901
Willis Group Holdings PLC	144,200	6,172		Leggett & Platt Inc	4,449		140
WR Berkley Corp	3,413	145		Parker Hannifin Corp	4,723		488
XL Group PLC	288,188	9,035		Pentair Ltd	146,335		8,938
		$44,364		SPX Corp	90,700		6,930
				Textron Inc	7,712		211
Internet - 1.06%				Trinity Industries Inc	43,902		1,729
AOL Inc	3,523	130					$35,539
Liberty Interactive Corp (a)	15,157	371
Symantec Corp	268,461	7,162		Office & Business Equipment - 0.07%
		$7,663		Pitney Bowes Inc	5,187		86
				Xerox Corp	40,436		392
Investment Companies - 0.92%							$478
Ares Capital Corp	376,796	6,703
				Oil & Gas - 4.90%
				Atwood Oceanics Inc (a)	39,951		2,251
Iron & Steel - 0.14%				Chesapeake Energy Corp	16,446		383
Carpenter Technology Corp	2,096	110		Cimarex Energy Co	41,406		3,165
Cliffs Natural Resources Inc	6,813	133		Denbury Resources Inc (a)	11,681		204
Nucor Corp	8,944	418		Diamond Offshore Drilling Inc	2,155		145
Reliance Steel & Aluminum Co	2,564	180		Energen Corp	2,260		135
Steel Dynamics Inc	10,025	156		EQT Corp	582		50
		$997		Helmerich & Payne Inc	2,969		188
				HollyFrontier Corp	6,357		290

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				REITS (continued)
Murphy Oil Corp	122,278	$8,281		Duke Realty Corp	8,930		$147
Nabors Industries Ltd	9,222	142		Equity Lifestyle Properties Inc	1,044		40
Noble Corp	16,200	619		Essex Property Trust Inc	1,048		169
Noble Energy Inc	126,800	7,923		Extra Space Storage Inc	185,646		7,806
Patterson-UTI Energy Inc	17,981	355		Federal Realty Investment Trust	16,817		1,771
Pioneer Natural Resources Co	1,120	173		General Growth Properties Inc	16,399		340
QEP Resources Inc	4,475	137		HCP Inc	15,698		689
Rowan Cos PLC (a)	3,887	134		Health Care REIT Inc	7,898		509
Seadrill Ltd	183,900	7,849		Healthcare Trust of America Inc	5,068		56
Tesoro Corp	50,607	2,877		Home Properties Inc	2,365		151
Whiting Petroleum Corp (a)	3,393	175		Hospitality Properties Trust	4,635		132
WPX Energy Inc (a)	5,522	106		Host Hotels & Resorts Inc	264,722		4,728
		$35,582		Kilroy Realty Corp	2,606		136
Oil & Gas Services - 0.07%				Kimco Realty Corp	13,559		306
Cameron International Corp (a)	2,872	170		Liberty Property Trust	3,557		136
MRC Global Inc (a)	2,156	58		Macerich Co/The	3,792		235
Oil States International Inc (a)	1,720	167		MFA Financial Inc	246,366		1,966
RPC Inc	329	5		Mid-America Apartment Communities Inc	1,943		131
Superior Energy Services Inc (a)	4,994	128		National Retail Properties Inc	3,926		137
				Piedmont Office Realty Trust Inc	7,626		138
		$528		Post Properties Inc	2,472		115
Packaging & Containers - 0.95%				Prologis Inc	17,208		660
Bemis Co Inc	156,652	6,452		Rayonier Inc	40,400		2,361
Crown Holdings Inc (a)	962	42		Realty Income Corp	6,509		283
Greif Inc	1,350	75		Retail Properties of America Inc	252,292		3,555
Owens-Illinois Inc (a)	3,082	92		Senior Housing Properties Trust	5,693		143
Rock Tenn Co	917	105		SL Green Realty Corp	2,526		229
Sonoco Products Co	3,393	130		Starwood Property Trust Inc	5,512		140
		$6,896		Taubman Centers Inc	1,728		127
				UDR Inc	6,916		173
Pharmaceuticals - 4.14%				Ventas Inc	5,340		351
Cardinal Health Inc	199,888	10,012		Vornado Realty Trust	4,156		352
Forest Laboratories Inc (a)	7,355	320		Weingarten Realty Investors	4,040		127
Mylan Inc/PA (a)	139,000	4,665		Weyerhaeuser Co	136,800		3,885
Omnicare Inc	282,004	14,888					$43,616
Quintiles Transnational Holdings Inc (a)	678	30
VCA Antech Inc (a)	4,027	116		Retail - 4.32%
		$30,031		Abercrombie & Fitch Co	41,445		2,067
				Best Buy Co Inc	6,242		188
Pipelines - 0.48%				Big Lots Inc (a)	1,946		70
ONEOK Inc	65,200	3,452		Chico's FAS Inc	473		8
				CST Brands Inc (a)	2,623		86
Private Equity - 0.42%				Dillard's Inc	402		34
American Capital Ltd (a)	223,162	3,048		DSW Inc	83		6
				Foot Locker Inc	152,484		5,509
				GameStop Corp	3,575		175
Real Estate - 0.55%				Gap Inc/The	70,970		3,258
Forest City Enterprises Inc (a)	7,182	126		Kohl's Corp	6,913		366
Howard Hughes Corp/The (a)	1,089	119		L Brands Inc	131,900		7,356
Jones Lang LaSalle Inc	18,262	1,662		Macy's Inc	98,118		4,743
WP Carey Inc	29,894	2,111		PVH Corp	420		55
		$4,018		Rite Aid Corp (a)	905,000		2,715
REITS - 6.01%				Signet Jewelers Ltd	2,443		179
Alexandria Real Estate Equities Inc	2,369	162		Staples Inc	20,673		352
American Campus Communities Inc	2,820	108		Wendy's Co/The	580,000		4,124
American Capital Agency Corp	10,935	246		World Fuel Services Corp	2,679		104
Annaly Capital Management Inc	26,131	312					$31,395
Apartment Investment & Management Co	2,993	88		Savings & Loans - 2.83%
AvalonBay Communities Inc	3,568	483		First Niagara Financial Group Inc	545,786		5,835
BioMed Realty Trust Inc	85,780	1,773		Hudson City Bancorp Inc	14,575		139
Boston Properties Inc	3,787	405		New York Community Bancorp Inc	538,895		8,175
Brandywine Realty Trust	6,673	93		People's United Financial Inc	428,754		6,431
BRE Properties Inc	2,363	125					$20,580
Camden Property Trust	13,660	964
CBL & Associates Properties Inc	85,093	1,938		Semiconductors - 1.70%
Chimera Investment Corp	46,744	139		Altera Corp	5,820		207
CommonWealth REIT	5,357	124		Analog Devices Inc	4,829		238
Corrections Corp of America	1,924	64		Applied Materials Inc	11,236		183
DDR Corp	142,330	2,431		Avago Technologies Ltd	577		21
Douglas Emmett Inc	77,455	1,937		Fairchild Semiconductor International Inc (a)	5,786		73
				First Solar Inc (a)	2,771		136

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Semiconductors (continued)				(continued)	Amount (000's)	Value(000	's)
KLA-Tencor Corp	74,142	$4,347		Banks (continued)
Lam Research Corp (a)	3,460	170		Investment in Joint Trading Account; Deutsche	$ 15,897	$15,898
LSI Corp	22,099	172		Bank Repurchase Agreement; 0.09% dated
Marvell Technology Group Ltd	10,884	141		07/31/2013 maturing 08/01/2013
Microchip Technology Inc	144,200	5,731		(collateralized by US Government
Micron Technology Inc (a)	28,413	377		Securities; $16,214,925; 0.00% - 1.38%;
NVIDIA Corp	19,031	275		dated 10/28/13 - 03/09/18)
ON Semiconductor Corp (a)	1,026	8		Investment in Joint Trading Account; JP	9,171	9,171
Rovi Corp (a)	4,154	94		Morgan Repurchase Agreement; 0.06%
Teradyne Inc (a)	8,672	143		dated 07/31/2013 maturing 08/01/2013
		$12,316		(collateralized by US Government
				Securities; $9,354,765; 0.00% - 9.38%;
Software - 2.93%				dated 08/03/13 - 05/15/30)
Activision Blizzard Inc	277,230	4,985		Investment in Joint Trading Account; Merrill	7,171	7,170
Allscripts Healthcare Solutions Inc (a)	8,089	128
Autodesk Inc (a)	2,102	74		Lynch Repurchase Agreement; 0.05%
				dated 07/31/2013 maturing 08/01/2013
CA Inc	475,792	14,151		(collateralized by US Government
Dun & Bradstreet Corp/The	135	14		Securities; $7,313,912; 0.25% - 3.13%;
Electronic Arts Inc (a)	55,194	1,441
Fidelity National Information Services Inc	8,168	352		dated 07/31/15 - 02/15/43)
Nuance Communications Inc (a)	7,210	135				$40,100
				TOTAL REPURCHASE AGREEMENTS		$40,100
		$21,280		Total Investments		$722,838
Telecommunications - 0.17%				Other Assets in Excess of Liabilities, Net - 0.44%		$3,218
Amdocs Ltd	4,978	192		TOTAL NET ASSETS - 100.00%		$726,056
EchoStar Corp (a)	1,844	74
Frontier Communications Corp	30,579	133
Harris Corp	2,980	170		(a) Non-Income Producing Security
Intelsat SA (a)	956	21
Juniper Networks Inc (a)	11,381	247
Level 3 Communications Inc (a)	4,888	108
Polycom Inc (a)	7,531	72		Portfolio Summary (unaudited)
				Sector		Percent
Telephone & Data Systems Inc	4,011	106		Financial		34.77%
T-Mobile US Inc (a)	5,280	127
				Consumer, Non-cyclical		14.48%
Windstream Corp	1,484	12		Consumer, Cyclical		12.49%
		$1,262		Industrial		11.83%
Textiles - 1.25%				Utilities		7.76%
Cintas Corp	3,369	160		Technology		7.21%
Mohawk Industries Inc (a)	74,888	8,911		Energy		5.49%
		$9,071		Basic Materials		3.79%
				Communications		1.71%
Toys, Games & Hobbies - 0.00%				Diversified		0.03%
Hasbro Inc	777	36		Other Assets in Excess of Liabilities, Net		0.44%
				TOTAL NET ASSETS		100.00%
Transportation - 0.58%
Golar LNG Ltd	113,490	3,919
Ryder System Inc	2,361	146
Tidewater Inc	2,164	127
		$4,192
Trucking & Leasing - 0.02%
AMERCO	150	25
GATX Corp	2,119	96
		$121

Water - 0.04%
American Water Works Co Inc	7,622	325

TOTAL COMMON STOCKS		$682,738
	Maturity
REPURCHASE AGREEMENTS - 5.52%	Amount (000's)	Value(000	's)

Banks - 5.52%
Investment in Joint Trading Account; Credit	$7,861	$7,861
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $8,018,369; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2013	Long	348	$41,241	$42,787	$1,546
Total					$1,546
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Money Market Fund
July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 3.94%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 3.94%				BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund	1,875,000	$1,875		Insurance - 1.39%
Portfolio				New York Life Global
DWS Money Market Series	17,350,000	17,350		0.26%, 07/25/2014(a),(c)	$16,000		$16,000
STIT - Liquid Assets Portfolio	26,100,000	26,100
		$45,325		Other Asset Backed Securities - 1.52%
TOTAL INVESTMENT COMPANIES		$45,325		CNH Equipment Trust 2013-A
	Principal			0.23%, 03/15/2014(a)	3,797		3,798
BONDS- 12.35%	Amount (000's)	Value(000	's)	GE Equipment Small Ticket LLC
Automobile Asset Backed Securities - 4.98%				0.23%, 08/25/2014(a),(b)	7,500		7,500
Ally Auto Receivables Trust 2013-SN1				Great America Leasing Receivables
0.24%, 06/20/2014(a)	$3,596	$3,596		0.24%, 02/18/2014(a),(b)	2,159		2,159
AmeriCredit Automobile Receivables Trust				Macquarie Equipment Funding Trust 2012-A
2013-2				0.29%, 10/21/2013(a),(b)	416		416
0.25%, 04/08/2014(a)	3,283	3,284		Volvo Financial Equipment LLC Series 2013-1
ARI Fleet Lease Trust 2013-A
0.26%, 04/15/2014(a),(b)	3,206	3,206		0.26%, 04/15/2014(a),(b)	3,677		3,677
BMW Vehicle Lease Trust 2013-1							$17,550
0.20%, 01/21/2014(a)	1,643	1,643		TOTAL BONDS			$142,257
Ford Credit Auto Lease Trust 2011-A					Principal
1.03%, 07/15/2014(a)	2,152	2,153		MUNICIPAL BONDS - 4.86%	Amount (000's)	Value	(000	's)
Ford Credit Auto Lease Trust 2013-A
0.23%, 03/15/2014(a),(b)	2,839	2,839		California - 0.44%
Ford Credit Auto Owner Trust 2013-B				California Statewide Communities
0.21%, 05/15/2014 (a),(b)	3,168	3,168		Development Authority (credit support from
Harley Davidson Motorcycle Trust 2013-1				Fannie Mae)
0.23%, 05/15/2014 (a)	2,105	2,105		0.15%, 08/07/2013	$100		$100
Honda Auto Receivables 2013-2 Owner Trust				Kern Water Bank Authority (credit support
0.24%, 05/16/2014(a)	3,516	3,516		from Wells Fargo)
Hyundai Auto Lease Securitization Trust				0.19%, 08/07/2013	4,900		4,900
2013-A							$5,000
0.23%, 03/17/2014(a),(b)	1,576	1,576		Colorado - 0.65%
Hyundai Auto Receivables Trust 2013-A				City of Colorado Springs CO Utilities System
0.20%, 02/18/2014(a)	703	703		Revenue (credit support from Bank of
Mercedes-Benz Auto Lease Trust 2013-A				America)
0.27%, 05/15/2014(a)	6,125	6,125		0.19%, 08/07/2013	6,100		6,100
Mercedes-Benz Auto Receivables Trust				County of Kit Carson CO (credit support from
0.22%, 08/15/2014(a)	5,000	5,000		Wells Fargo)
Nissan Auto Lease 2013-A				0.09%, 08/07/2013	1,390		1,390
0.23%, 06/16/2014(a)	6,256	6,256					$7,490
Nissan Auto Receivables 2013-B Owner
Trust				Georgia - 0.15%
0.21%, 08/15/2014(a)	3,000	3,000		Savannah College of Art & Design Inc (credit
Santander Drive Auto Receivables Trust 2013-				support from Bank of America)
3				0.20%, 08/07/2013	1,700		1,700
0.25%, 05/15/2014(a)	2,122	2,122
Volkswagen Auto Lease Trust				Illinois - 1.26%
0.23%, 08/20/2014(a)	7,100	7,100		Memorial Health System/IL (credit support
		$57,392		from JP Morgan Chase & Co)
Banks- 1.32%				0.09%, 08/07/2013	14,495		14,495
JP Morgan Chase Bank NA
0.39%, 08/21/2014(a)	8,000	8,000		Indiana - 0.27%
Wells Fargo Bank NA				Ball State University Foundation Inc (credit
0.37%, 08/22/2014(a)	7,200	7,200		support from US Bank)
		$15,200		0.10%, 08/01/2013	3,150		3,150
Diversified Financial Services - 2.23%
Corporate Finance Managers Inc				Maryland - 0.40%
0.19%, 08/07/2013	10,700	10,700		City of Baltimore MD (credit support from
MetLife Inc				State Street Bank & Trust)
0.47%, 08/16/2013(a),(c)	15,000	15,000		0.13%, 08/07/2013	4,600		4,600
		$25,700
Healthcare - Services - 0.91%				Minnesota - 0.18%
Portland Clinic LLP/The				City of St Paul MN (credit support from US
0.16%, 08/07/2013	10,415	10,415		Bank)
				0.19%, 08/07/2013	2,100		2,100

See accompanying notes

Schedule of Investments
Money Market Fund
July 31, 2013 (unaudited)

	Principal					Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)
New Mexico - 0.29%					Banks (continued)
City of Las Cruces NM (credit support from					Mitsubishi UFJ Trust & Banking Corp/NY
Wells Fargo)					(continued)
0.19%, 08/07/2013	$3,400		$3,400		0.20%, 08/27/2013(b)	$8,000		$7,999
					0.21%, 08/09/2013(b)	6,000		6,000
					Mizuho Funding LLC (credit support from
New York - 0.46%					Mizuho Corp Bank LTD)
Housing Development Corp/NY (credit					0.22%, 09/03/2013(b)	16,000		15,997
support from Landesbank Hessen Thueringen)					Nordea Bank AB
0.12%, 08/07/2013	5,300		5,300		0.19%, 09/24/2013 (b),(d)	8,000		7,998
					0.19%, 10/04/2013(b),(d)	8,000		7,997
Oklahoma - 0.38%					0.19%, 10/17/2013(b),(d)	7,000		6,997
Oklahoma University Hospital (credit support					0.24%, 01/06/2014(b),(d)	7,000		6,993
from Bank of America)					Oversea-Chinese Banking Corp Ltd
0.22%, 08/07/2013	4,400		4,400		0.22%, 08/05/2013(d)	8,000		8,000
					0.22%, 10/21/2013(d)	8,500		8,496
					0.23%, 11/04/2013(d)	7,000		6,996
Rhode Island - 0.32%					Skandinaviska Enskilda Banken AB
Rhode Island Student Loan Authority (credit					0.24%, 08/07/2013(b),(d)	7,000		7,000
support from State Street Bank & Trust)
0.11%, 08/07/2013	3,700		3,700		Societe Generale North America Inc (credit
					support from Societe Generale)
					0.21%, 09/11/2013	5,000		4,999
Washington - 0.06%					Standard Chartered Bank/New York
Washington State Housing Finance					0.17%, 09/04/2013(b)	4,000		3,999
Commission (credit support from Fannie Mae)					0.18%, 08/21/2013(b)	8,000		7,999
0.15%, 08/07/2013	525		525		0.18%, 08/27/2013(b)	6,000		5,999
0.16%, 08/07/2013	135		135		0.20%, 11/06/2013(b)	7,300		7,296
Washington State Housing Finance					Sumitomo Mitsui Banking Corp
Commission (credit support from US Bank)					0.21%, 10/29/2013(b),(d)	6,000		5,997
0.14%, 08/07/2013	5		5		0.22%, 09/09/2013(b),(d)	7,500		7,498
			$665		0.23%, 11/04/2013(b),(d)	8,000		7,995
TOTAL MUNICIPAL BONDS			$56,000		0.23%, 11/08/2013(b),(d)	7,000		6,995
	Principal				UBS Finance Delaware LLC (credit support
COMMERCIAL PAPER - 67.84%	Amount (000's)		Value(000	's)	from UBS AG)
					0.20%, 10/23/2013	7,000		6,997
Automobile Manufacturers - 1.39%					Union Bank NA
BMW US Capital LLC (credit support from					0.16%, 08/06/2013	6,900		6,900
BMW AG)					0.16%, 08/14/2013	7,000		7,000
0.12%, 08/15/2013(b)	$8,000		$8,000		0.20%, 10/10/2013	7,000		6,997
Toyota Motor Credit Corp					0.22%, 12/23/2013	6,000		5,995
0.23%, 12/10/2013	8,000		7,993		UOB Funding LLC (credit support from
			$15,993		United Overseas Bank Ltd)
Banks- 27.10%					0.21%, 08/13/2013	8,000		7,999
Australia & New Zealand Banking Group Ltd					0.22%, 08/12/2013	4,300		4,300
0.17%, 09/30/2013(b),(d)	8,000		7,998					$312,116
Bank of Tokyo-Mitsubishi UFJ Ltd/New York					Beverages - 0.69%
NY					Anheuser-Busch InBev Worldwide Inc (credit
0.21%, 12/02/2013	8,000		7,994		support from Anheuser-Busch InBev SA/NV
Commonwealth Bank of Australia					Anheuser-Busch Companies, Inc., BrandBrew
0.18%, 09/23/2013(b),(d)	3,212		3,211		S.A., Cobrew NV/SA)
0.20%, 11/20/2013(b),(d)	8,000		7,995		0.17%, 08/12/2013(b)	8,000		8,000
0.23%, 10/22/2013(b),(d)	8,100		8,096
Credit Suisse/New York NY
0.24%, 09/11/2013	8,000		7,998		Commercial Services - 1.29%
0.24%, 10/07/2013	7,000		6,997		Catholic Health Initiatives
Deutsche Bank Financial LLC (credit support					0.14%, 08/08/2013	7,900		7,900
from Deutsche Bank)					0.14%, 08/19/2013	7,000		6,999
0.17%, 09/26/2013	5,200		5,199					$14,899
0.21%, 08/28/2013	8,000		7,999		Consumer Products - 0.59%
DNB Bank ASA					Reckitt Benckiser Treasury Services
0.07%, 08/02/2013(b),(d)	6,800		6,800
0.22%, 09/04/2013(b),(d)	8,000		7,998		PLC (credit support from Reckitt Benckiser
					Group)
Manhattan Asset Funding Co LLC					0.40%, 08/05/2013(b)	6,850		6,850
0.17%, 08/07/2013(b)	4,000		4,000
0.19%, 08/01/2013(b)	7,200		7,200
0.19%, 09/25/2013(b)	5,800		5,798		Diversified Financial Services - 26.06%
0.20%, 08/16/2013(b)	8,000		7,999		AXA Financial Inc (credit support from AXA
0.20%, 09/19/2013(b)	7,000		6,998		SA)
Mitsubishi UFJ Trust & Banking Corp/NY					0.24%, 08/01/2013(b)	5,000		5,000
0.19%, 09/16/2013(b)	6,400		6,398

See accompanying notes

Schedule of Investments
Money Market Fund
July 31, 2013 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)
Diversified Financial Services (continued)				Electric (continued)
BNP Paribas Finance Inc (credit support from				Oglethorpe Power Corp
BNP Paribas)				0.20%, 08/07/2013(b)	$7,000	$7,000
0.24%, 09/06/2013	$7,000	$6,998		0.20%, 08/22/2013(b)	5,000	4,999
0.24%, 09/10/2013	8,000	7,998		Southern Co Funding Corp
CAFCO LLC				0.16%, 08/09/2013(b)	7,000	7,000
0.21%, 09/18/2013(b)	7,300	7,298				$47,995
Collateralized Commercial Paper Co LLC
0.20%, 08/01/2013	8,000	8,000		Insurance - 1.56%
0.22%, 10/07/2013	8,000	7,997		Prudential PLC
				0.15%, 08/06/2013(b)	3,000	3,000
Collateralized Commercial Paper II Co LLC				0.16%, 10/09/2013(b)	8,000	7,997
0.22%, 10/01/2013(b)	9,000	8,997
0.22%, 11/01/2013(b)	6,300	6,296		0.22%, 08/02/2013(b)	7,000	7,000
Dealer Capital Access Trust LLC						$17,997
0.29%, 08/16/2013	4,500	4,499		Miscellaneous Manufacturing - 0.68%
0.30%, 08/08/2013	6,900	6,899		Danaher Corp
0.30%, 08/14/2013	8,000	7,999		0.10%, 08/27/2013(b)	7,800	7,799
0.30%, 08/26/2013	7,900	7,898
Fairway Finance LLC
0.15%, 08/19/2013(b)	7,500	7,499		Oil & Gas - 1.53%
0.17%, 09/12/2013(b)	8,000	7,998		Motiva Enterprises LLC
0.17%, 09/24/2013(b)	5,000	4,999		0.10%, 08/01/2013	9,000	9,000
0.17%, 10/09/2013(b)	6,000	5,998		0.10%, 08/06/2013	8,600	8,600
Gemini Securitization Corp LLC						$17,600
0.23%, 10/15/2013(b)	7,000	6,997
				Supranational Bank - 2.78%
Gotham Funding Corp				Corp Andina de Fomento
0.17%, 08/23/2013(b)	7,000	6,999		0.17%, 08/13/2013(b)	6,000	6,000
0.17%, 09/13/2013(b)	6,000	5,999		0.20%, 09/18/2013(b)	7,000	6,998
0.19%, 09/04/2013(b)	6,500	6,499		0.21%, 09/26/2013(b)	7,000	6,998
0.20%, 09/27/2013(b)	6,000	5,998		0.28%, 09/16/2013(b)	7,000	6,997
ING US Funding LLC (credit support from				0.33%, 09/10/2013(b)	5,000	4,998
ING Bank)						$31,991
0.20%, 08/22/2013	6,000	5,999		TOTAL COMMERCIAL PAPER		$781,476
0.21%, 09/20/2013	7,400	7,398
Liberty Street Funding LLC					Principal
0.17%, 08/08/2013(b)	8,000	8,000		CERTIFICATE OF DEPOSIT - 1.63%	Amount (000's)	Value (000's)
0.17%, 09/04/2013(b)	6,000	5,999		Banks - 1.63%
0.18%, 09/09/2013(b)	7,000	6,999		Bank of America NA
0.18%, 11/01/2013(b)	7,200	7,197		0.22%, 08/20/2013	8,000	8,000
Market Street Funding LLC				0.22%, 09/13/2013	5,000	5,000
0.14%, 08/05/2013(b)	9,000	9,000		Bank of Nova Scotia/Houston
0.14%, 08/07/2013(b)	8,000	8,000		0.39%, 08/11/2014(a),(d)	5,800	5,800
0.18%, 08/13/2013(b)	6,000	6,000				$18,800
Nieuw Amsterdam Receivables Corp				TOTAL CERTIFICATE OF DEPOSIT		$18,800
0.14%, 08/15/2013(b)	4,500	4,500			Maturity
0.16%, 09/05/2013(b)	6,100	6,099		REPURCHASE AGREEMENTS - 9.53%	Amount (000's)	Value (000's)
0.17%, 08/05/2013(b)	5,000	5,000
0.17%, 08/09/2013(b)	7,300	7,300		Banks - 9.53%
0.17%, 08/15/2013(b)	6,100	6,099		Deutsche Bank Repurchase Agreement; 0.09% $	53,790	$53,790
Sheffield Receivables Corp				dated 07/31/2013 maturing 08/01/2013
0.17%, 08/06/2013(b)	9,000	9,000		(collateralized by US Government Security;
0.18%, 09/17/2013(b)	3,000	2,999		$54,865,800 ; 1.71%; dated 01/15/20)
0.19%, 10/08/2013(b)	6,500	6,498		Goldman Sachs Repurchase Agreement;	56,000	56,000
0.20%, 08/01/2013(b)	6,000	6,000		0.06% dated 07/31/2013 maturing
Thunder Bay Funding LLC				08/01/2013 (collateralized by US
0.18%, 08/09/2013(b)	6,295	6,295		Government Security; $57,120,000; 0.00%
0.20%, 10/24/2013(b)	9,000	8,996		- 5.50%; dated 08/21/13 - 11/16/15)
0.20%, 10/31/2013(b)	7,000	6,996				$109,790
Toyota Credit Canada Inc (credit support from				TOTAL REPURCHASE AGREEMENTS		$109,790
Toyota Financial Services)				Total Investments		$1,153,648
0.19%, 10/16/2013	7,000	6,997		Liabilities in Excess of Other Assets, Net - (0.15)%		$(1,768)
0.24%, 08/02/2013	8,000	8,000		TOTAL NET ASSETS - 100.00%		$1,151,880
		$300,236
Electric - 4.17%				(a)	Variable Rate. Rate shown is in effect at July 31, 2013.
GDF Suez				(b)	Security exempt from registration under Rule 144A of the Securities Act of
0.18%, 08/20/2013(b)	5,500	5,499		1933. These securities may be resold in transactions exempt from
0.19%, 08/29/2013(b)	4,000	3,999		registration, normally to qualified institutional buyers. Unless otherwise
0.20%, 08/12/2013(b)	6,500	6,500		indicated, these securities are not considered illiquid. At the end of the
0.22%, 08/26/2013(b)	5,000	4,999		period, the value of these securities totaled $567,977 or 49.31% of net
0.22%, 08/29/2013(b)	8,000	7,999		assets.

See accompanying notes

Schedule of Investments Money Market Fund July 31, 2013 (unaudited)

(c) Security is Illiquid
(d) Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)
Sector	Percent
Financial	70.82%
Asset Backed Securities	6.50%
Insured	4.86%
Utilities	4.17%
Exchange Traded Funds	3.94%
Consumer, Non-cyclical	3.48%
Government	2.78%
Energy	1.53%
Consumer, Cyclical	1.39%
Industrial	0.68%
Liabilities in Excess of Other Assets, Net	(0.15)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2013 (unaudited)

COMMON STOCKS - 95.40%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.52%				Banks (continued)
BAE Systems PLC	155,856	$1,057		DNB ASA	1,401,003	$23,306
Embraer SA ADR	513,600	17,447		Erste Group Bank AG	565,600	17,148
Rolls-Royce Holdings PLC (a)	764,537	13,631		Fukuoka Financial Group Inc	52,000	234
Thales SA	6,108	315		Hachijuni Bank Ltd/The	28,000	164
		$32,450		Hang Seng Bank Ltd	37,700	577
				Hiroshima Bank Ltd/The	32,000	133
Agriculture - 3.53%				Hokuhoku Financial Group Inc	76,000	143
British American Tobacco PLC	485,633	25,907		HSBC Holdings PLC	2,309,366	26,134
Imperial Tobacco Group PLC	732,990	24,603		HSBC Holdings PLC	865,918	9,831
KT&G Corp	229,216	15,446		Intesa Sanpaolo SpA	472,117	901
Philip Morris International Inc	106,200	9,471		Iyo Bank Ltd/The	17,000	162
		$75,427		Joyo Bank Ltd/The	42,000	226
Airlines - 1.33%				Lloyds Banking Group PLC (a)	14,774,896	15,383
ANA Holdings Inc	78,000	160		Mitsubishi UFJ Financial Group Inc	584,400	3,625
International Consolidated Airlines Group SA	2,874,091	12,710		Mizuho Financial Group Inc	1,042,600	2,168
(a)				National Australia Bank Ltd	98,755	2,771
Japan Airlines Co Ltd	3,900	207		Natixis	62,118	317
Ryanair Holdings PLC ADR	251,500	12,957		Nordea Bank AB	125,857	1,595
Singapore Airlines Ltd	303,000	2,409		Resona Holdings Inc	88,100	437
		$28,443		Shinsei Bank Ltd	37,000	82
				Shizuoka Bank Ltd/The	35,000	379
Apparel - 0.68%				Skandinaviska Enskilda Banken AB	1,195,222	13,184
Yue Yuen Industrial Holdings Ltd	5,254,600	14,455		Societe Generale SA	34,163	1,375
				Sumitomo Mitsui Financial Group Inc	259,200	11,842
Automobile Manufacturers - 4.04%				Sumitomo Mitsui Trust Holdings Inc	145,070	667
Bayerische Motoren Werke AG	15,440	1,511		Svenska Handelsbanken AB	23,748	1,077
Daihatsu Motor Co Ltd	12,000	264		Swedbank AB	42,423	1,023
				UBS AG (a)	1,353,252	26,647
Daimler AG	721,675	50,064
Honda Motor Co Ltd	37,300	1,382		Unione di Banche Italiane SCPA	55,240	236
Isuzu Motors Ltd	58,000	411		United Overseas Bank Ltd	1,142,272	19,269
Nissan Motor Co Ltd	113,900	1,189		Westpac Banking Corp	146,643	4,068
Renault SA	8,964	706		Yamaguchi Financial Group Inc	14,000	133
Scania AB	13,412	280				$329,224
Suzuki Motor Corp	16,700	399		Beverages - 0.02%
Toyota Motor Corp	486,700	29,616		Asahi Group Holdings Ltd	18,100	461
Volkswagen AG	1,905	433		Coca-Cola West Co Ltd	3,900	76
		$86,255				$537
Automobile Parts & Equipment - 0.12%				Building Materials - 0.89%
Aisin Seiki Co Ltd	8,300	329		Asahi Glass Co Ltd	67,000	433
Cie Generale des Etablissements Michelin	5,859	588		Cie de St-Gobain	16,595	771
JTEKT Corp	6,600	83		CRH PLC	782,150	16,460
NGK Insulators Ltd	17,000	226		CRH PLC	29,675	624
NGK Spark Plug Co Ltd	7,000	139		Fletcher Building Ltd	15,474	100
NOK Corp	4,000	64		HeidelbergCement AG	6,892	531
Stanley Electric Co Ltd	9,500	184		Imerys SA	2,262	150
Sumitomo Electric Industries Ltd	34,900	471				$19,069
Toyoda Gosei Co Ltd	4,300	105
Toyota Industries Corp	10,900	447		Chemicals - 5.34%
		$2,636		Air Water Inc	10,000	146
				Akzo Nobel NV	559,469	34,108
Banks - 15.41%				Asahi Kasei Corp	55,000	348
Australia & New Zealand Banking Group Ltd	129,628	3,463		BASF SE	46,620	4,132
Banco Bilbao Vizcaya Argentaria SA	260,506	2,470		Daicel Corp	19,000	164
Banco Santander SA	3,044,296	22,272		Dongyue Group	12,586,000	4,863
Bank Hapoalim BM	23,861	114		Givaudan SA (a)	13,209	18,385
Bank of East Asia Ltd	82,200	308		Hitachi Chemical Co Ltd	6,700	113
Bank of Kyoto Ltd/The	21,000	168		Incitec Pivot Ltd	105,152	248
Bank of Yokohama Ltd/The	675,000	3,700		Israel Chemicals Ltd	10,065	80
Barclays PLC	9,083,772	39,687		JSR Corp	11,900	215
Bendigo and Adelaide Bank Ltd	26,314	252		K+S AG	11,557	285
BNP Paribas SA	448,114	29,055		Kaneka Corp	18,000	122
BOC Hong Kong Holdings Ltd	151,300	475		Koninklijke DSM NV	6,425	452
Chiba Bank Ltd/The	48,000	332		Kuraray Co Ltd	23,100	315
Commerzbank AG (a)	39,506	336		Linde AG	87,741	16,902
Commonwealth Bank of Australia	47,687	3,179		Lonza Group AG (a)	162,616	12,516
Credit Agricole SA (a)	40,804	390		Mitsubishi Chemical Holdings Corp	90,500	425
Credit Suisse Group AG (a)	671,637	19,729		Mitsubishi Gas Chemical Co Inc	9,000	67
Danske Bank A/S (a)	822,695	15,144		Mitsui Chemicals Inc	53,000	122
DBS Group Holdings Ltd	75,989	997		Shin-Etsu Chemical Co Ltd	307,400	19,151
Deutsche Bank AG	42,477	1,916		Showa Denko KK	63,000	85

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Electrical Components & Equipment - 2.07%
Sumitomo Chemical Co Ltd	96,000	$316		Brother Industries Ltd	15,800		$175
Yara International ASA	11,926	535		Hitachi Ltd	1,101,000		7,376
		$114,095		Legrand SA	391,108		20,266
				Mabuchi Motor Co Ltd	315,100		16,348
Commercial Services - 0.07%				Osram Licht AG (a)	3,651		142
Atlantia SpA	21,364	407					$44,307
Dai Nippon Printing Co Ltd	37,000	329
Randstad Holding NV	8,080	391		Electronics - 0.29%
Securitas AB	21,007	205		Hoya Corp	18,100		390
Toppan Printing Co Ltd	37,000	251		Koninklijke Philips NV	44,073		1,410
		$1,583		Kyocera Corp	6,600		669
				NEC Corp	174,000		393
Computers - 0.04%				Nippon Electric Glass Co Ltd	25,000		134
Cap Gemini SA	10,310	564		Rexel SA	10,033		244
NTT Data Corp	81	290		Toshiba Corp	164,000		709
		$854		Yokogawa Electric Corp	174,500		2,257
Cosmetics & Personal Care - 0.02%							$6,206
Shiseido Co Ltd	24,100	370		Energy - Alternate Sources - 0.01%
				Enel Green Power SpA	73,350		163
Distribution & Wholesale - 2.92%
ITOCHU Corp	1,618,300	19,220		Engineering & Construction - 3.46%
Jardine Cycle & Carriage Ltd	709,100	22,459		ABB Ltd ADR(a)	240,100		5,292
Marubeni Corp	76,000	527		ABB Ltd (a)	506,600		11,169
Mitsubishi Corp	65,100	1,186		Acciona SA	1,727		81
Mitsui & Co Ltd	80,400	1,077		Balfour Beatty PLC	3,416,709		12,814
Sojitz Corp	83,900	143		Bouygues SA	12,674		371
Sumitomo Corp	1,311,300	17,525		Ferrovial SA	26,045		444
Toyota Tsusho Corp	14,200	376		JGC Corp	692,000		24,391
		$62,513		Kajima Corp	56,000		197
Diversified Financial Services - 2.01%				Kinden Corp	9,000		88
Acom Co Ltd (a)	1,330	41		Leighton Holdings Ltd	5,441		81
Deutsche Boerse AG	364,159	25,798		Sembcorp Industries Ltd	1,674,000		6,683
Hong Kong Exchanges and Clearing Ltd	25,857	402		Skanska AB	25,492		481
ICAP PLC	35,418	219		Tecnicas Reunidas SA	232,500		10,609
Investec PLC	36,543	244		Vinci SA	22,059		1,193
Julius Baer Group Ltd (a)	5,051	230					$73,894
London Stock Exchange Group PLC	3,981	95		Entertainment - 0.03%
Macquarie Group Ltd	8,978	354		Tabcorp Holdings Ltd	49,247		145
Mitsubishi UFJ Lease & Finance Co Ltd	39,000	199		Tatts Group Ltd	92,936		266
Old Mutual PLC	233,918	691		William Hill PLC	19,496		144
ORIX Corp	48,900	726					$555
Shinhan Financial Group Co Ltd	381,285	13,899
		$42,898		Food - 3.21%
				Carrefour SA	33,797		1,035
Electric - 1.46%				Casino Guichard Perrachon SA	78,319		8,065
AGL Energy Ltd	35,519	464		Dairy Crest Group PLC	1,396,793		10,844
Chubu Electric Power Co Inc	29,100	403		Delhaize Group SA	6,835		451
Chugoku Electric Power Co Inc/The	19,900	292		J Sainsbury PLC	82,349		494
Contact Energy Ltd	23,771	102		Kesko OYJ	4,112		129
E.ON SE	84,295	1,431		Kikkoman Corp	4,000		69
EDP - Energias de Portugal SA	935,681	3,326		Koninklijke Ahold NV	56,508		931
Electric Power Development Co Ltd	7,800	258		Marine Harvest ASA	18,579,135		18,750
Electricite de France SA	16,125	473		Metcash Ltd	59,088		183
Enel SpA	308,099	1,031		Nisshin Seifun Group Inc	12,000		139
Fortum OYJ	20,790	411		Olam International Ltd	95,000		127
GDF Suez	839,672	17,612		Seven & I Holdings Co Ltd	18,200		686
Hokuriku Electric Power Co	5,600	81		Tesco PLC	4,713,414		26,347
Iberdrola SA	220,502	1,220		Wilmar International Ltd	124,000		307
Kansai Electric Power Co Inc/The	22,700	278					$68,557
Origin Energy Ltd	45,568	489
Power Assets Holdings Ltd	57,000	512		Forest Products & Paper - 0.86%
Red Electrica Corp SA	6,986	390		DS Smith PLC	4,409,551		17,364
RWE AG	22,906	690		Oji Holdings Corp	53,000		226
SP AusNet	112,032	119		Stora Enso OYJ	36,977		274
SSE PLC	39,931	956		Svenska Cellulosa AB	17,471		462
Tokyo Electric Power Co Inc (a)	93,300	569					$18,326
Verbund AG	2,968	58
		$31,165		Gas - 2.60%
				Centrica PLC	158,160		940
				Gas Natural SDG SA	23,498		478

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Gas (continued)				Investment Companies (continued)
National Grid PLC	1,901,901	$22,731		Pargesa Holding SA	1,812		$130
Osaka Gas Co Ltd	121,000	512					$222
Snam SpA	6,542,387	30,920
		$55,581		Iron & Steel - 0.31%
				ArcelorMittal	359,726		4,700
Hand & Machine Tools - 0.01%				JFE Holdings Inc	22,700		512
Fuji Electric Co Ltd	37,000	138		Kobe Steel Ltd	105,000		166
				Nippon Steel & Sumitomo Metal Corp	343,000		995
Healthcare - Products - 0.01%				Voestalpine AG	7,520		288
Shimadzu Corp	15,000	118					$6,661
				Leisure Products & Services - 0.27%
Holding Companies - Diversified - 0.35%				Carnival PLC	143,963		5,542
China Merchants Holdings International Co	1,818,000	5,677		Tui Travel PLC	30,003		174
Ltd				Yamaha Corp	10,500		135
Exor SpA	4,300	142					$5,851
Hutchison Whampoa Ltd	102,000	1,150		Machinery - Construction & Mining - 0.05%
NWS Holdings Ltd	95,000	146		Hitachi Construction Machinery Co Ltd	7,100		140
Swire Pacific Ltd	28,500	336		Komatsu Ltd	43,100		959
		$7,451					$1,099
Home Builders - 0.15%				Machinery - Diversified - 1.44%
Brookfield Incorporacoes SA (a)	3,708,600	2,731		Alstom SA	7,232		245
Sekisui Chemical Co Ltd	18,000	180		Amada Co Ltd	2,425,000		17,398
Sekisui House Ltd	23,000	297		Kawasaki Heavy Industries Ltd	94,000		343
		$3,208		Metso OYJ	8,574		302
Home Furnishings - 0.06%				Sumitomo Heavy Industries Ltd	37,000		172
Matsushita Electric Industrial Co Ltd	44,800	397		Teco Electric and Machinery Co Ltd	11,275,500		12,282
Sony Corp	47,200	991					$30,742
		$1,388		Media - 1.72%
Insurance - 6.87%				Lagardere SCA	7,917		251
Admiral Group PLC	4,326	92		Reed Elsevier NV	1,881,624		36,047
Aegon NV	2,587,653	19,939		Wolters Kluwer NV	20,254		489
Ageas	11,042	442					$36,787
Allianz SE	21,360	3,329		Metal Fabrication & Hardware - 0.02%
AMP Ltd	119,670	486		Maruichi Steel Tube Ltd	3,100		75
Aviva PLC	2,982,721	16,829		NSK Ltd	30,000		280
AXA SA	574,918	12,672					$355
Baloise Holding AG	3,066	333
CNP Assurances	10,793	183		Mining - 1.62%
Delta Lloyd NV	967,350	20,905		Anglo American PLC	500,621		10,739
Gjensidige Forsikring ASA	13,417	208		Antofagasta PLC	25,459		342
Hannover Rueckversicherung SE	1,947	145		BHP Billiton PLC	107,165		3,068
Helvetia Holding AG	10,500	4,688		Boliden AB	17,658		249
ING Groep NV (a)	2,066,409	21,092		Glencore Xstrata PLC	263,804		1,114
Legal & General Group PLC	276,996	813		Mitsubishi Materials Corp	72,000		253
MS&AD Insurance Group Holdings	23,100	598		Newcrest Mining Ltd	17,306		191
Muenchener Rueckversicherungs AG	49,586	9,846		Rio Tinto PLC	405,050		18,227
QBE Insurance Group Ltd	24,931	368		Sumitomo Metal Mining Co Ltd	35,000		456
RSA Insurance Group PLC	240,912	459					$34,639
Sampo	20,037	878		Miscellaneous Manufacturing - 2.08%
SCOR SE	9,915	316		FUJIFILM Holdings Corp	21,700		476
Standard Life PLC	118,738	686		Nikon Corp	22,000		459
Suncorp Group Ltd	31,200	359		Orkla ASA	1,623,879		12,541
Swiss Life Holding AG (a)	2,071	372
				Siemens AG	281,523		30,920
Swiss Re AG	16,838	1,342					$44,396
T&D Holdings Inc	23,700	299
Tokio Marine Holdings Inc	31,500	1,005		Office & Business Equipment - 0.78%
Vienna Insurance Group AG Wiener	2,479	128		Canon Inc	531,800		16,403
Versicherung Gruppe				Ricoh Co Ltd	27,000		303
Zurich Insurance Group AG (a)	103,958	28,003					$16,706
		$146,815		Oil & Gas - 9.57%
Internet - 0.00%				BG Group PLC	969,310		17,479
Trend Micro Inc/Japan	3,400	113		BP PLC	4,217,372		29,137
				CNOOC Ltd	9,269,000		16,752
Investment Companies - 0.01%				Cosmo Oil Co Ltd	36,000		67
BGP Holdings PLC (a),(b),(c)	738,711	—		Eni SpA	678,541		14,987
Delek Group Ltd	304	85		Idemitsu Kosan Co Ltd	1,400		117
Eurazeo	100	7		Imperial Oil Ltd	348,400		14,949

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				REITS (continued)
Inpex Corp	104	$455		CapitaMall Trust	156,000		$249
Japan Petroleum Exploration Co	1,800	77		Corio NV	4,341		189
JX Holdings Inc	107,110	569		Federation Centres Ltd	90,979		191
OMV AG	6,181	273		Fonciere Des Regions	1,866		153
Repsol SA	34,732	832		Gecina SA	1,472		180
Rosneft OAO	1,817,420	12,840		GPT Group	114,054		375
Royal Dutch Shell PLC - A Shares	706,398	24,103		Intu Properties PLC	44,826		229
Royal Dutch Shell PLC - A Shares	650,672	22,210		Japan Prime Realty Investment Corp	50		137
Royal Dutch Shell PLC - B Shares	106,155	3,755		Land Securities Group PLC	32,486		470
Seadrill Ltd	286,100	12,211		Link REIT/The	52,000		254
Seadrill Ltd	40,500	1,732		Mirvac Group	236,469		348
Showa Shell Sekiyu KK	4,300	40		Nomura Real Estate Office Fund Inc	18		79
Statoil ASA	114,862	2,493		Westfield Group	89,053		898
TonenGeneral Sekiyu KK	18,000	174		Westfield Retail Trust	142,279		385
Total SA	517,159	27,559					$4,884
Transocean Ltd	37,005	1,745
		$204,556		Retail - 0.54%
				Aeon Co Ltd	24,500		337
Oil & Gas Services - 1.13%				Kering	1,716		394
Petrofac Ltd	617,539	12,321		Kingfisher PLC	96,882		586
Technip SA	107,561	11,868		Marks & Spencer Group PLC	67,006		490
		$24,189		Rallye SA	259,119		9,572
				Takashimaya Co Ltd	9,000		88
Packaging & Containers - 0.60%							$11,467
Rexam PLC	1,698,389	12,704
Toyo Seikan Group Holdings Ltd	10,500	174		Semiconductors - 0.58%
		$12,878		Infineon Technologies AG	34,881		310
				Rohm Co Ltd	6,400		247
Pharmaceuticals - 7.88%				STMicroelectronics NV	20,550		176
Alfresa Holdings Corp	2,700	134		Tokyo Electron Ltd	256,600		11,673
AstraZeneca PLC	50,686	2,571					$12,406
Bayer AG	136,383	15,852
Eisai Co Ltd	10,500	444		Shipbuilding - 0.61%
Kyowa Hakko Kirin Co Ltd	11,000	110		SembCorp Marine Ltd	3,611,000		12,911
Medipal Holdings Corp	9,800	122		Yangzijiang Shipbuilding Holdings Ltd	128,000		94
Mitsubishi Tanabe Pharma Corp	15,000	202					$13,005
Novartis AG	811,888	58,364
Otsuka Holdings Co Ltd	22,900	739		Software - 1.04%
Roche Holding AG	77,103	18,974		Amadeus IT Holding SA	8,596		296
Sanofi	567,368	59,395		Nomura Research Institute Ltd	6,700		219
Taisho Pharmaceutical Holdings Co Ltd	2,000	136		Sage Group PLC/The	1,796,893		9,578
Takeda Pharmaceutical Co Ltd	32,200	1,436		SAP AG	166,502		12,200
Teva Pharmaceutical Industries Ltd ADR	225,500	8,952					$22,293
Teva Pharmaceutical Industries Ltd	22,419	891		Telecommunications - 4.73%
		$168,322		Bezeq The Israeli Telecommunication Corp	127,968		207
Pipelines - 0.01%				Ltd
APA Group	26,708	144		Deutsche Telekom AG	132,545		1,612
				Elisa OYJ	9,162		197
				Hellenic Telecommunications Organization	16,442		148
Private Equity - 0.01%				SA (a)
3i Group PLC	32,584	190		HKT Trust / HKT Ltd	51,000		50
				KDDI Corp	523,800		28,981
Real Estate - 0.18%				Nippon Telegraph & Telephone Corp	20,500		1,034
				Nokia OYJ (a)	156,037		617
Cheung Kong Holdings Ltd	63,500	891
Daito Trust Construction Co Ltd	1,600	146		NTT DOCOMO Inc	716		1,091
Hysan Development Co Ltd	41,000	174		Orange SA	77,258		762
IMMOFINANZ AG (a)	62,425	256		PCCW Ltd	268,000		122
Keppel Land Ltd	52,000	151		Singapore Telecommunications Ltd	369,000		1,139
Kerry Properties Ltd	42,000	173		SK Telecom Co Ltd	36,402		7,132
New World Development Co Ltd	247,000	360		Swisscom AG	1,107		495
Nomura Real Estate Holdings Inc	5,200	121		TDC A/S	2,080,780		18,213
Sino Land Co Ltd	197,527	279		Telecom Corp of New Zealand Ltd	117,094		211
Sun Hung Kai Properties Ltd	73,015	973		Telecom Italia SpA	478,308		328
Tokyo Tatemono Co Ltd	13,000	108		Telefonaktiebolaget LM Ericsson	72,329		855
				Telefonica SA (a)	166,329		2,377
Wheelock & Co Ltd	61,000	317
		$3,949		Telekom Austria AG	14,300		99
				Telekomunikasi Indonesia Persero Tbk PT	2,977,900		3,445
REITS - 0.23%				Telenor ASA	33,125		734
Ascendas Real Estate Investment Trust	136,000	246		TeliaSonera AB	113,202		819
British Land Co PLC	39,572	360		Telstra Corp Ltd	196,502		881
CapitaCommercial Trust	128,000	141		Vivendi SA	48,372		1,034

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Telecommunications (continued)				(continued)	Amount (000's)	Value (000's)
Vodafone Group PLC	9,492,545	$28,431		Banks (continued)
		$101,014		Investment in Joint Trading Account; Merrill	$9,089	$9,089
				Lynch Repurchase Agreement; 0.05%
Textiles - 0.01%				dated 07/31/2013 maturing 08/01/2013
Teijin Ltd	39,000	85		(collateralized by US Government
Toray Industries Inc	33,000	210		Securities; $9,271,041; 0.25% - 3.13%;
		$295		dated 07/31/15 - 02/15/43)
Toys, Games & Hobbies - 0.01%						$50,830
Namco Bandai Holdings Inc	11,500	186		TOTAL REPURCHASE AGREEMENTS		$50,830
				Total Investments		$2,092,075
				Other Assets in Excess of Liabilities, Net - 2.10%		$44,859
Transportation - 0.56%				TOTAL NET ASSETS - 100.00%		$2,136,934
AP Moeller - Maersk A/S - A shares	36	266
AP Moeller - Maersk A/S - B shares	54	423
Central Japan Railway Co	6,600	809		(a) Non-Income Producing Security
ComfortDelGro Corp Ltd	127,000	200		(b) Security is Illiquid
Deutsche Post AG	42,340	1,184		(c)		Fair value of these investments is determined in good faith by the
Hutchison Port Holdings Trust	337,000	249		Manager under procedures established and periodically reviewed by the
Kamigumi Co Ltd	15,000	124		Board of Directors. At the end of the period, the fair value of these
Mitsui OSK Lines Ltd	73,000	281		securities totaled $0 or 0.00% of net assets.
MTR Corp Ltd	93,500	348
Nippon Express Co Ltd	57,000	269
Nippon Yusen KK	108,000	299
PostNL NV (a)	1,904,202	6,851		Portfolio Summary (unaudited)
Toll Holdings Ltd	28,590	137		Country		Percent
West Japan Railway Co	10,900	460		United Kingdom		20.35%
		$11,900		Japan		12.97%
				Switzerland		9.80%
Water- 0.03%				France		9.77%
Suez Environnement Co	18,117	257		Netherlands		9.04%
United Utilities Group PLC	43,970	482		Germany		8.53%
		$739		Singapore		3.15%
TOTAL COMMON STOCKS		$2,038,669		United States		2.83%
PREFERRED STOCKS - 0.12%	Shares Held	Value(000	's)	Norway		2.75%
Automobile Manufacturers - 0.11%				Italy		2.31%
Bayerische Motoren Werke AG	3,593	273		Spain		1.94%
Porsche Automobil Holding SE	6,425	545		Korea, Republic Of		1.70%
Volkswagen AG	6,672	1,583		Denmark		1.59%
		$2,401		Ireland		1.41%
				Hong Kong		1.30%
Electric - 0.00%				China		1.02%
RWE AG	2,514	75		Australia		0.98%
				Brazil		0.95%
				Sweden		0.93%
Media- 0.01%				Austria		0.84%
ProSiebenSat.1 Media AG	2,439	100		Canada		0.70%
				Bermuda		0.65%
TOTAL PREFERRED STOCKS		$2,576		Russian Federation		0.60%
	Maturity			Taiwan, Province Of China		0.57%
REPURCHASE AGREEMENTS - 2.38%	Amount (000's)	Value(000	's)	Israel		0.48%
Banks- 2.38%				Luxembourg		0.22%
Investment in Joint Trading Account; Credit	$9,965	$9,965		Indonesia		0.16%
Suisse Repurchase Agreement; 0.05%				Portugal		0.15%
dated 07/31/2013 maturing 08/01/2013				Finland		0.14%
(collateralized by US Government				Belgium		0.04%
Securities; $10,164,006; 0.00% - 11.25%;				New Zealand		0.02%
dated 02/15/15 - 08/15/40)				Greece		0.01%
Investment in Joint Trading Account; Deutsche	20,151	20,150		Other Assets in Excess of Liabilities, Net		2.10%
Bank Repurchase Agreement; 0.09% dated				TOTAL NET ASSETS		100.00%
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $20,553,878; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	11,626	11,626
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $11,858,007; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2013	Long	756	$64,146	$65,141	$995
S&P 500 Emini; September 2013	Long	331	27,208	27,812	604
Total					$1,599
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2013 (unaudited)

COMMON STOCKS - 97.94%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 2.42%			Consumer Products - 1.18%
Boeing Co/The	320,692	$33,705	Kimberly-Clark Corp	57,099	$5,641
Northrop Grumman Corp	103,146	9,496	Tupperware Brands Corp	140,699	11,858
Teledyne Technologies Inc (a)	113,529	9,101	WD-40 Co	138,681	7,976
		$52,302			$25,475
Airlines - 0.66%			Cosmetics & Personal Care - 1.08%
Alaska Air Group Inc	173,300	10,601	Procter & Gamble Co/The	291,433	23,402
Cathay Pacific Airways Ltd ADR	400,871	3,684
		$14,285	Distribution & Wholesale - 0.54%
Apparel - 1.41%			Pool Corp	220,443	11,635
Nike Inc	484,069	30,458
			Diversified Financial Services - 3.33%
Automobile Manufacturers - 1.09%			Ameriprise Financial Inc	92,224	8,208
Nissan Motor Co Ltd ADR	144,876	3,028	Charles Schwab Corp/The	1,108,404	24,485
PACCAR Inc	365,524	20,568	Franklin Resources Inc	585,477	28,618
		$23,596	T Rowe Price Group Inc	143,469	10,794
					$72,105
Automobile Parts & Equipment - 1.00%
Autoliv Inc	78,433	6,413	Electric - 1.02%
Johnson Controls Inc	380,725	15,309	Duke Energy Corp	132,533	9,410
		$21,722	Edison International	205,936	10,266
			Xcel Energy Inc	76,341	2,286
Banks - 6.71%					$21,962
City National Corp/CA	137,282	9,545
East West Bancorp Inc	287,758	8,872	Electronics - 2.00%
Goldman Sachs Group Inc/The	40,332	6,616	Electro Scientific Industries Inc	53,932	612
JP Morgan Chase & Co	533,088	29,709	FEI Co	106,011	8,211
PNC Financial Services Group Inc/The	82,157	6,248	FLIR Systems Inc	114,049	3,703
State Street Corp	182,750	12,732	Thermo Fisher Scientific Inc	129,811	11,827
SVB Financial Group (a)	92,630	8,079	Trimble Navigation Ltd (a)	282,443	8,061
US Bancorp/MN	525,833	19,624	Waters Corp (a)	106,590	10,759
Wells Fargo & Co	1,008,508	43,870			$43,173
		$145,295	Engineering & Construction - 0.83%
Beverages - 2.19%			Granite Construction Inc	155,529	4,705
Brown-Forman Corp	131,019	9,500	Jacobs Engineering Group Inc (a)	222,385	13,165
Cia de Bebidas das Americas ADR	80,507	3,042			$17,870
Coca-Cola Co/The	320,012	12,826	Environmental Control - 0.63%
Coca-Cola HBC AG ADR	97,595	2,538	Darling International Inc (a)	91,004	1,847
PepsiCo Inc	232,689	19,439	Energy Recovery Inc (a)	107,585	470
		$47,345	Waste Connections Inc	263,240	11,388
Biotechnology - 1.20%					$13,705
Gilead Sciences Inc (a)	422,512	25,963
			Food - 2.03%
			Dairy Farm International Holdings Ltd ADR	206,217	12,284
Building Materials - 0.49%			General Mills Inc	305,431	15,882
Apogee Enterprises Inc	254,775	6,818	Kroger Co/The	402,406	15,803
Simpson Manufacturing Co Inc	117,594	3,883			$43,969
		$10,701	Gas - 1.70%
Chemicals - 2.89%			Sempra Energy	419,237	36,738
Axiall Corp	96,835	4,269
EI du Pont de Nemours & Co	224,305	12,940
FMC Corp	183,385	12,133	Healthcare - Products - 1.64%
			Becton Dickinson and Co	103,661	10,752
International Flavors & Fragrances Inc	158,598	12,796	Edwards Lifesciences Corp (a)	26,147	1,866
PPG Industries Inc	69,349	11,126	Medtronic Inc	145,251	8,024
Sigma-Aldrich Corp	109,864	9,180	Techne Corp	87,059	6,420
		$62,444	Varian Medical Systems Inc (a)	117,438	8,514
Commercial Services - 1.79%					$35,576
Hertz Global Holdings Inc (a)	632,451	16,197
			Healthcare - Services - 0.90%
Robert Half International Inc	156,624	5,832	DaVita HealthCare Partners Inc (a)	79,413	9,245
TrueBlue Inc (a)	285,575	7,625
Weight Watchers International Inc	193,271	9,171	Universal Health Services Inc	145,010	10,143
		$38,825			$19,388
			Insurance - 2.63%
Computers - 3.98%			ACE Ltd	123,869	11,319
Apple Inc	93,159	42,155
EMC Corp/MA	639,021	16,710	Fidelity National Financial Inc	303,020	7,418
			HCC Insurance Holdings Inc	349,892	15,581
International Business Machines Corp	140,192	27,343	MetLife Inc	178,230	8,630
		$86,208	StanCorp Financial Group Inc	60,384	3,206

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Insurance (continued)			Pharmaceuticals (continued)
XL Group PLC	346,269	$10,855	Forest Laboratories Inc (a)	82,166	$3,579
		$57,009	Johnson & Johnson	242,155	22,642
Internet - 2.99%			McKesson Corp	217,189	26,640
Amazon.com Inc (a)	60,773	18,306	Teva Pharmaceutical Industries Ltd ADR	139,652	5,544
			VCA Antech Inc (a)	204,482	5,881
eBay Inc (a)	302,417	15,632
Google Inc (a)	34,707	30,806			$139,453
		$64,744	REITS - 3.14%
			Alexandria Real Estate Equities Inc	176,286	12,076
Iron & Steel - 1.03%			Annaly Capital Management Inc	107,341	1,279
Reliance Steel & Aluminum Co	195,995	13,759	Essex Property Trust Inc	53,589	8,643
Schnitzer Steel Industries Inc	335,243	8,602	HCP Inc	366,104	16,061
		$22,361	Plum Creek Timber Co Inc	109,025	5,318
Leisure Products & Services - 0.56%			Sabra Health Care REIT Inc	124,528	3,268
Ambassadors Group Inc	163,818	596	Ventas Inc	68,631	4,512
Carnival Corp	161,861	5,994	Weyerhaeuser Co	592,934	16,839
Harley-Davidson Inc	97,661	5,544			$67,996
		$12,134	Retail - 5.99%
Lodging - 0.15%			Copart Inc (a)	400,956	13,035
Red Lion Hotels Corp (a)	474,055	3,152	Costco Wholesale Corp	322,558	37,833
			CVS Caremark Corp	186,670	11,478
			Home Depot Inc/The	167,983	13,276
Machinery - Construction & Mining - 0.20%			Nordstrom Inc	368,669	22,577
Caterpillar Inc	52,200	4,328	Starbucks Corp	440,171	31,358
					$129,557
Machinery - Diversified - 1.00%			Savings & Loans - 0.73%
AGCO Corp	66,207	3,724	Washington Federal Inc	727,269	15,818
Deere & Co	215,506	17,902
		$21,626
			Semiconductors - 3.45%
Media - 2.47%			Altera Corp	147,616	5,249
Viacom Inc	261,636	19,039	Applied Materials Inc	598,471	9,761
Walt Disney Co/The	532,549	34,430	Avago Technologies Ltd	149,352	5,478
		$53,469	Intel Corp	605,649	14,112
			Lam Research Corp (a)	202,446	9,964
Metal Fabrication & Hardware - 0.67%
Precision Castparts Corp	65,192	14,454	LSI Corp	369,985	2,879
			Microchip Technology Inc	340,184	13,519
			Qualcomm Inc	159,573	10,301
Mining - 0.42%			Supertex Inc	128,169	3,445
Freeport-McMoRan Copper & Gold Inc	322,675	9,125			$74,708
			Software - 5.38%
Miscellaneous Manufacturing - 2.05%			Actuate Corp (a)	387,776	2,862
Aptargroup Inc	156,776	9,154	Adobe Systems Inc (a)	467,343	22,096
Crane Co	151,687	9,238	Autodesk Inc (a)	178,249	6,308
General Electric Co	1,066,747	25,997	Informatica Corp (a)	140,909	5,379
		$44,389	Microsoft Corp	1,346,936	42,873
			Omnicell Inc (a)	208,956	4,409
Oil & Gas - 8.51%
Apache Corp	299,708	24,052	Oracle Corp	761,270	24,627
			Tyler Technologies Inc (a)	106,919	7,978
Chevron Corp	425,279	53,538
CNOOC Ltd ADR	22,092	3,973			$116,532
Devon Energy Corp	250,513	13,781	Telecommunications - 3.73%
Energen Corp	158,798	9,510	AT&T Inc	729,031	25,713
Exxon Mobil Corp	365,837	34,297	China Mobile Ltd ADR	238,220	12,607
HollyFrontier Corp	84,189	3,835	Cisco Systems Inc	520,218	13,292
Nabors Industries Ltd	217,590	3,349	Corning Inc	595,837	9,051
Occidental Petroleum Corp	316,478	28,182	Polycom Inc (a)	344,715	3,295
Total SA ADR	181,886	9,649	Verizon Communications Inc	337,521	16,700
		$184,166			$80,658
Oil & Gas Services - 0.65%			Toys, Games & Hobbies - 0.81%
Natural Gas Services Group Inc (a)	253,044	6,162	Hasbro Inc	139,231	6,405
Schlumberger Ltd	95,924	7,801	Mattel Inc	267,147	11,228
		$13,963			$17,633
Pharmaceuticals - 6.44%			Transportation - 1.76%
Abbott Laboratories	305,148	11,178	Con-way Inc	58,490	2,424
AbbVie Inc	320,044	14,556	Expeditors International of Washington Inc	473,859	19,106
Actavis Inc (a)	46,580	6,254	Union Pacific Corp	104,639	16,595
Allergan Inc/United States	268,945	24,506			$38,125
Bristol-Myers Squibb Co	431,847	18,673

See accompanying notes

Schedule of Investments Principal Capital Appreciation Fund July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Trucking & Leasing - 0.28%
Greenbrier Cos Inc (a)	263,754	$6,032

Water- 0.19%
California Water Service Group	191,218	4,169

TOTAL COMMON STOCKS		$2,119,743
	Maturity
REPURCHASE AGREEMENTS - 2.09%	Amount (000's)	Value (000's)

Banks- 2.09%
Investment in Joint Trading Account; Credit	$8,867	$8,867
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $9,043,933; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	17,930	17,930
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $18,288,842; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	10,344	10,344
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $10,551,255; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)
Investment in Joint Trading Account; Merrill	8,088	8,088
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $8,249,373; 0.25% - 3.13%;
dated 07/31/15 - 02/15/43)
		$45,229
TOTAL REPURCHASE AGREEMENTS		$45,229
Total Investments		$2,164,972
Liabilities in Excess of Other Assets, Net - (0.03)%		$(685)
TOTAL NET ASSETS - 100.00%		$2,164,287

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		18.63%
Consumer, Non-cyclical		18.45%
Technology		12.81%
Industrial		12.33%
Consumer, Cyclical		12.21%
Communications		9.19%
Energy		9.16%
Basic Materials		4.34%
Utilities		2.91%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments Principal LifeTime 2010 Fund July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.09%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.09%
Bond & Mortgage Securities Fund (a)	17,413,016	$186,493
Bond Market Index Fund (a)	14,143,242	152,181
Core Plus Bond Fund I (a)	16,944,780	187,070
Diversified International Fund (a)	6,722,383	73,543
Diversified Real Asset Fund (a)	5,362,453	63,760
Equity Income Fund (a)	3,778,927	85,101
Global Diversified Income Fund (a)	6,016,770	83,874
Global Multi-Strategy Fund (a)	4,464,655	47,459
Global Opportunities Fund (a),(b)	2,558,039	28,727
High Yield Fund I (a)	4,363,958	46,258
Inflation Protection Fund (a)	9,123,125	78,733
International Emerging Markets Fund (a)	1,041,603	24,082
LargeCap Growth Fund I (a)	8,890,089	103,925
LargeCap S&P 500 Index Fund (a)	5,860,809	69,802
LargeCap Value Fund (a)	2,962,222	38,539
LargeCap Value Fund I (a)	4,697,940	65,019
MidCap Fund (a)	4,172,057	78,435
Overseas Fund (a)	6,878,154	76,623
Short-Term Income Fund (a)	10,782,608	131,656
SmallCap Growth Fund I (a),(b)	1,730,667	23,866
SmallCap Value Fund II (a)	1,804,077	23,579
		$1,668,725
TOTAL INVESTMENT COMPANIES		$1,668,725
Total Investments		$1,668,725
Liabilities in Excess of Other Assets, Net - (0.09)%		$(1,566)
TOTAL NET ASSETS - 100.00%		$1,667,159

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		46.94%
Domestic Equity Funds		29.28%
International Equity Funds		12.17%
Specialty Funds		11.70%
Liabilities in Excess of Other Assets, Net		(0.09)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	17,438,103	$188,136	2,082,000	$22,979	2,107,087	$23,178	17,413,016	$188,015
Bond Market Index Fund	14,499,995	155,118	1,660,280	18,091	2,017,033	22,211	14,143,242	151,052
Core Plus Bond Fund I	16,551,657	174,338	2,437,917	27,759	2,044,794	23,178	16,944,780	179,011
Diversified International Fund	6,754,072	95,359	783,376	8,266	815,065	8,616	6,722,383	95,201
Diversified Real Asset Fund	5,363,855	55,306	681,779	8,106	683,181	8,159	5,362,453	55,709
Equity Income Fund	4,557,042	86,570	197,385	4,101	975,500	20,999	3,778,927	71,599
Global Diversified Income Fund	6,282,506	72,213	464,220	6,556	729,956	10,331	6,016,770	68,615
Global Multi-Strategy Fund	2,160,248	21,602	2,765,556	29,386	461,149	4,878	4,464,655	46,192
Global Opportunities Fund	—	—	2,704,799	29,480	146,760	1,608	2,558,039	27,891
High Yield Fund I	4,239,172	40,605	635,236	6,857	510,450	5,507	4,363,958	42,018
Inflation Protection Fund	9,391,214	75,856	853,747	7,542	1,121,836	10,198	9,123,125	73,947
International Emerging Markets Fund	1,117,565	30,926	40,300	1,029	116,262	2,926	1,041,603	28,963
International Equity Index Fund	1,751,034	16,318	62,675	638	1,813,709	19,308	—	—
International Fund I	2,842,695	44,364	67,961	761	2,910,656	34,015	—	—
LargeCap Growth Fund I	10,943,485	87,523	756,400	7,685	2,809,796	30,489	8,890,089	69,767
LargeCap S&P 500 Index Fund	7,002,076	72,701	299,165	3,107	1,440,432	16,159	5,860,809	59,840
LargeCap Value Fund	3,404,034	32,914	145,423	1,644	587,235	7,150	2,962,222	27,350
LargeCap Value Fund I	6,089,677	69,403	250,723	3,042	1,642,460	21,197	4,697,940	50,364
MidCap Fund	4,704,356	69,667	227,064	3,714	759,363	13,367	4,172,057	61,686
Overseas Fund	6,900,517	62,166	790,814	8,303	813,177	8,615	6,878,154	62,050
Short-Term Income Fund	11,724,727	140,888	421,528	5,178	1,363,647	16,739	10,782,608	129,488
SmallCap Growth Fund I	1,920,923	19,850	167,691	1,888	357,947	4,518	1,730,667	17,222
SmallCap Value Fund II	2,183,265	17,034	73,494	809	452,682	5,519	1,804,077	13,963

		$1,628,857		$206,921		$318,865		$1,519,943

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Fund		$3,578			$78			$—
Bond Market Index Fund		3,411			54			75
Core Plus Bond Fund I		6,224			92			2,228
Diversified International Fund		1,449			192			—
Diversified Real Asset Fund		871			456			1,538
Equity Income Fund		2,026			1,927			—
Global Diversified Income Fund		3,786			177			511
Global Multi-Strategy Fund		305			82			—
Global Opportunities Fund		—			19			—
High Yield Fund I		5,130			63			801
Inflation Protection Fund		420			747			—
International Emerging Markets Fund		424			(66)			—
International Equity Index Fund		529			2,352			—
International Fund I		597			(11,110)			—
LargeCap Growth Fund I		606			5,048			4,615
LargeCap S&P 500 Index Fund		1,410			191			—
LargeCap Value Fund		784			(58)			—
LargeCap Value Fund I		1,460			(884)			—
MidCap Fund		958			1,672			1,020
Overseas Fund		1,486			196			—
Short-Term Income Fund		1,682			161			—
SmallCap Growth Fund I		—			2			1,368
SmallCap Value Fund II		289			1,639			—
		$37,425			$3,030			$12,156
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2015 Fund July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.03%
Bond & Mortgage Securities Fund (a)	9,428,226	$100,976
Bond Market Index Fund (a)	7,932,327	85,352
Core Plus Bond Fund I (a)	9,025,792	99,645
Diversified International Fund (a)	4,433,183	48,499
Diversified Real Asset Fund (a)	3,278,706	38,984
Equity Income Fund (a)	1,906,410	42,932
Global Diversified Income Fund (a)	2,358,229	32,874
Global Multi-Strategy Fund (a)	2,527,409	26,866
Global Opportunities Fund (a),(b)	2,956,939	33,206
High Yield Fund I (a)	2,011,524	21,322
Inflation Protection Fund (a)	4,133,435	35,672
International Emerging Markets Fund (a)	812,639	18,788
LargeCap Growth Fund I (a)	6,413,223	74,971
LargeCap S&P 500 Index Fund (a)	4,304,175	51,263
LargeCap Value Fund (a)	2,484,087	32,318
LargeCap Value Fund I (a)	3,655,029	50,586
MidCap Fund (a)	1,464,281	27,528
MidCap Growth Fund III (a)	899,560	11,829
MidCap Value Fund III (a)	582,519	10,380
Overseas Fund (a)	4,493,259	50,055
Short-Term Income Fund (a)	2,851,319	34,815
SmallCap Growth Fund I (a),(b)	1,120,413	15,450
SmallCap Value Fund II (a)	1,197,299	15,649
		$959,960
TOTAL INVESTMENT COMPANIES		$959,960
Total Investments		$959,960
Liabilities in Excess of Other Assets, Net - (0.03)%		$(252)
TOTAL NET ASSETS - 100.00%		$959,708

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		39.37%
Domestic Equity Funds		34.68%
International Equity Funds		15.69%
Specialty Funds		10.29%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2013 (unaudited)

Affiliated Securities	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Bond & Mortgage Securities Fund	7,223,527	$68,826	2,551,750	$28,025	347,051	$3,812	9,428,226	$93,039
Bond Market Index Fund	6,449,902	69,832	1,803,691	19,938	321,266	3,537	7,932,327	86,233
Core Plus Bond Fund I	7,056,295	75,727	2,305,835	26,136	336,338	3,812	9,025,792	98,051
Diversified International Fund	3,354,362	28,897	1,239,966	13,236	161,145	1,707	4,433,183	40,426
Diversified Real Asset Fund	2,111,916	22,654	1,282,128	15,355	115,338	1,380	3,278,706	36,629
Equity Income Fund	1,684,743	32,284	290,193	6,067	68,526	1,442	1,906,410	36,911
Global Diversified Income Fund	1,998,853	25,608	456,821	6,467	97,445	1,379	2,358,229	30,696
Global Multi-Strategy Fund	981,880	9,839	1,632,947	17,339	87,418	926	2,527,409	26,252
Global Opportunities Fund	—	—	3,016,692	32,578	59,753	657	2,956,939	31,922
Global Real Estate Securities Fund	1,023,643	7,666	108,499	898	1,132,142	9,496	—	—
High Yield Fund I	1,611,034	14,251	472,784	5,116	72,294	782	2,011,524	18,585
Inflation Protection Fund	3,477,409	27,717	812,740	7,306	156,714	1,420	4,133,435	33,602
International Emerging Markets Fund	725,648	12,799	116,114	2,934	29,123	726	812,639	15,007
International Equity Index Fund	1,651,802	15,497	124,773	1,274	1,776,575	18,929	—	—
International Fund I	1,472,345	16,305	96,113	1,076	1,568,458	18,387	—	—
LargeCap Growth Fund	1,114,330	5,889	49,819	454	1,164,149	11,377	—	—
LargeCap Growth Fund I	5,514,779	39,738	1,135,422	11,880	236,978	2,528	6,413,223	49,093
LargeCap S&P 500 Index Fund	4,105,468	29,872	705,813	7,543	507,106	5,845	4,304,175	31,896
LargeCap Value Fund	2,430,321	19,534	393,153	4,584	339,387	4,104	2,484,087	20,198
LargeCap Value Fund I	4,600,754	44,303	647,561	8,061	1,593,286	20,878	3,655,029	33,973
MidCap Fund	1,386,976	20,481	238,760	4,021	161,455	2,938	1,464,281	21,721
MidCap Growth Fund III	949,272	6,814	133,915	1,553	183,627	2,355	899,560	6,238
MidCap Value Fund I	752,178	7,099	35,629	518	787,807	12,646	—	—
MidCap Value Fund III	—	—	596,440	9,517	13,921	231	582,519	9,287
Overseas Fund	3,405,429	31,525	1,248,873	13,249	161,043	1,707	4,493,259	43,068
Short-Term Income Fund	2,509,453	30,257	459,174	5,638	117,308	1,440	2,851,319	34,455
SmallCap Growth Fund I	1,083,422	8,406	225,537	2,632	188,546	2,504	1,120,413	8,790
SmallCap Value Fund II	1,141,626	9,463	176,637	1,995	120,964	1,505	1,197,299	10,057

		$681,283		$255,390		$138,450		$816,129

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,707			$—			$—
Bond Market Index Fund		1,578			—			34
Core Plus Bond Fund I		2,744			—			978
Diversified International Fund		747			—			—
Diversified Real Asset Fund		357			—			625
Equity Income Fund		839			2			—
Global Diversified Income Fund		1,331			—			167
Global Multi-Strategy Fund		143			—			—
Global Opportunities Fund		—			1			—
Global Real Estate Securities Fund		520			932			—
High Yield Fund I		2,074			—			313
Inflation Protection Fund		161			(1)			—
International Emerging Markets Fund		286			—			—
International Equity Index Fund		517			2,158			—
International Fund I		320			1,006			—
LargeCap Growth Fund		76			5,034			—
LargeCap Growth Fund I		316			3			2,395
LargeCap S&P 500 Index Fund		855			326			—
LargeCap Value Fund		578			184			—
LargeCap Value Fund I		1,139			2,487			—
MidCap Fund		292			157			310
MidCap Growth Fund III		37			226			230
MidCap Value Fund I		140			5,029			—
MidCap Value Fund III		—			1			—
Overseas Fund		760			1			—
Short-Term Income Fund		401			—			—
SmallCap Growth Fund I		—			256			794
SmallCap Value Fund II		156			104			—
		$18,074			$17,906			$5,846
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2020 Fund July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond & Mortgage Securities Fund (a)	52,580,241	$563,134
Bond Market Index Fund (a)	41,860,288	450,417
Core Plus Bond Fund I (a)	51,100,010	564,144
Diversified International Fund (a)	32,130,361	351,506
Diversified Real Asset Fund (a)	15,127,702	179,868
Equity Income Fund (a)	8,459,176	190,501
Global Diversified Income Fund (a)	9,488,469	132,269
Global Multi-Strategy Fund (a)	14,632,797	155,547
Global Opportunities Fund (a),(b)	25,554,003	286,971
Global Real Estate Securities Fund (a)	24,955,609	211,624
High Yield Fund I (a)	8,859,817	93,914
Inflation Protection Fund (a)	19,720,945	170,192
International Emerging Markets Fund (a)	7,049,369	162,981
LargeCap Growth Fund (a)	2,424,277	25,916
LargeCap Growth Fund I (a)	47,439,990	554,573
LargeCap S&P 500 Index Fund (a)	34,379,460	409,459
LargeCap Value Fund (a)	20,865,927	271,466
LargeCap Value Fund I (a)	31,896,884	441,453
MidCap Fund (a)	4,706,742	88,487
MidCap Growth Fund III (a)	9,589,166	126,098
MidCap Value Fund III (a)	6,984,262	124,460
Overseas Fund (a)	32,138,118	358,019
SmallCap Growth Fund I (a),(b)	8,438,467	116,366
SmallCap Value Fund II (a)	9,309,419	121,674
		$6,151,039
TOTAL INVESTMENT COMPANIES		$6,151,039
Total Investments		$6,151,039
Other Assets in Excess of Liabilities, Net - 0.00%		$43
TOTAL NET ASSETS - 100.00%		$6,151,082

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		40.17%
Fixed Income Funds		29.94%
International Equity Funds		22.29%
Specialty Funds		7.60%
Other Assets in Excess of Liabilities, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2013 (unaudited)

Affiliated Securities	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Bond & Mortgage Securities Fund	47,589,055	$510,852	7,922,508	$87,315	2,931,322	$32,278	52,580,241	$565,914
Bond Market Index Fund	38,423,158	411,183	6,203,911	68,291	2,766,781	30,514	41,860,288	448,959
Core Plus Bond Fund I	43,602,885	465,752	10,341,738	117,411	2,844,613	32,277	51,100,010	550,954
Diversified International Fund	26,355,554	374,317	7,487,117	79,148	1,712,310	17,962	32,130,361	435,594
Diversified Real Asset Fund	13,538,713	142,037	2,478,992	29,601	890,003	10,602	15,127,702	161,056
Equity Income Fund	8,383,593	159,372	580,520	12,179	504,937	10,407	8,459,176	161,236
Global Diversified Income Fund	8,093,558	109,069	1,927,610	27,249	532,699	7,526	9,488,469	128,802
Global Multi-Strategy Fund	6,701,700	67,481	8,620,501	91,588	689,404	7,275	14,632,797	151,828
Global Opportunities Fund	—	—	26,156,735	284,091	602,732	6,551	25,554,003	277,556
Global Real Estate Securities Fund	25,303,023	189,062	2,761,560	23,130	3,108,974	26,162	24,955,609	186,680
High Yield Fund I	8,401,983	76,621	2,380,864	25,544	1,923,030	20,551	8,859,817	82,138
Inflation Protection Fund	15,930,933	138,341	4,930,964	44,986	1,140,952	10,407	19,720,945	172,959
International Emerging Markets Fund	7,033,537	177,421	434,211	11,019	418,379	10,558	7,049,369	177,880
International Equity Index Fund	17,456,983	161,260	701,144	7,161	18,158,127	196,193	—	—
International Fund I	13,857,617	183,062	399,941	4,496	14,257,558	166,313	—	—
LargeCap Growth Fund	16,070,552	99,076	255,728	2,332	13,902,003	142,020	2,424,277	12,405
LargeCap Growth Fund I	46,647,303	366,298	4,406,598	45,489	3,613,911	38,732	47,439,990	374,270
LargeCap S&P 500 Index Fund	36,222,493	343,892	2,358,190	24,976	4,201,223	46,202	34,379,460	322,846
LargeCap Value Fund	22,323,472	213,963	1,452,907	16,781	2,910,452	34,647	20,865,927	196,235
LargeCap Value Fund I	40,343,703	427,403	2,425,187	29,966	10,872,006	139,549	31,896,884	311,296
MidCap Fund	4,648,389	68,165	348,571	5,824	290,218	4,857	4,706,742	69,169
MidCap Growth Fund III	9,488,458	81,563	687,244	7,914	586,536	6,742	9,589,166	82,738
MidCap Value Fund I	7,884,099	92,770	184,431	2,692	8,068,530	129,540	—	—
MidCap Value Fund III	—	—	7,146,804	114,426	162,542	2,681	6,984,262	111,743
Overseas Fund	26,663,634	244,067	7,181,450	75,737	1,706,966	17,961	32,138,118	301,826
SmallCap Growth Fund I	8,032,271	75,287	892,594	10,223	486,398	5,701	8,438,467	79,840
SmallCap Value Fund II	9,315,287	72,795	506,820	5,714	512,688	5,701	9,309,419	72,915

		$5,251,109		$1,255,283		$1,159,909		$5,436,839

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Fund		$10,254			$25			$—
Bond Market Index Fund		9,104			(1)			198
Core Plus Bond Fund I		16,494			68			5,900
Diversified International Fund		5,691			91			—
Diversified Real Asset Fund		2,215			20			3,904
Equity Income Fund		3,910			92			—
Global Diversified Income Fund		5,380			10			662
Global Multi-Strategy Fund		951			34			—
Global Opportunities Fund		—			16			—
Global Real Estate Securities Fund		14,546			650			—
High Yield Fund I		9,956			524			1,595
Inflation Protection Fund		717			39			—
International Emerging Markets Fund		2,687			(2)			—
International Equity Index Fund		5,307			27,772			—
International Fund I		2,924			(21,245)			—
LargeCap Growth Fund		1,075			53,017			—
LargeCap Growth Fund I		2,597			1,215			19,777
LargeCap S&P 500 Index Fund		7,335			180			—
LargeCap Value Fund		5,172			138			—
LargeCap Value Fund I		9,728			(6,524)			—
MidCap Fund		952			37			1,013
MidCap Growth Fund III		358			3			2,256
MidCap Value Fund I		1,435			34,078			—
MidCap Value Fund III		—			(2)			—
Overseas Fund		5,779			(17)			—
SmallCap Growth Fund I		—			31			5,750
SmallCap Value Fund II		1,241			107			—
		$125,808			$90,356			$41,055
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2025 Fund July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond & Mortgage Securities Fund (a)	8,860,775	$94,899
Bond Market Index Fund (a)	8,054,954	86,671
Core Plus Bond Fund I (a)	8,533,748	94,213
Diversified International Fund (a)	7,708,312	84,329
Diversified Real Asset Fund (a)	2,673,246	31,785
Global Diversified Income Fund (a)	1,145,679	15,971
Global Multi-Strategy Fund (a)	3,295,248	35,028
Global Opportunities Fund (a),(b)	5,851,192	65,709
Global Real Estate Securities Fund (a)	6,515,042	55,248
High Yield Fund I (a)	2,340,940	24,814
Inflation Protection Fund (a)	3,433,974	29,635
International Emerging Markets Fund (a)	1,701,764	39,345
LargeCap Growth Fund (a)	2,544,943	27,205
LargeCap Growth Fund I (a)	11,557,335	135,105
LargeCap S&P 500 Index Fund (a)	7,829,525	93,250
LargeCap Value Fund (a)	5,260,850	68,444
LargeCap Value Fund I (a)	8,134,925	112,587
MidCap Fund (a)	515,507	9,692
MidCap Growth Fund III (a)	2,705,379	35,576
MidCap Value Fund III (a)	2,025,949	36,102
Overseas Fund (a)	7,792,268	86,806
Preferred Securities Fund (a)	2,531,534	26,125
SmallCap Growth Fund I (a),(b)	1,968,429	27,145
SmallCap Value Fund II (a)	2,102,710	27,482
		$1,343,166
TOTAL INVESTMENT COMPANIES		$1,343,166
Total Investments		$1,343,166
Liabilities in Excess of Other Assets, Net - (0.02)%		$(302)
TOTAL NET ASSETS - 100.00%		$1,342,864

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		42.64%
Fixed Income Funds		26.54%
International Equity Funds		24.67%
Specialty Funds		6.17%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2013 (unaudited)

Affiliated Securities	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Bond & Mortgage Securities Fund	6,668,987	$64,886	2,297,264	$25,156	105,476	$1,157	8,860,775	$88,885
Bond Market Index Fund	6,643,784	71,874	1,510,834	16,673	99,664	1,096	8,054,954	87,451
Core Plus Bond Fund I	6,413,260	69,494	2,222,763	25,122	102,275	1,157	8,533,748	93,459
Diversified International Fund	5,162,846	45,445	2,635,114	28,228	89,648	956	7,708,312	72,717
Diversified Real Asset Fund	1,941,972	21,058	763,659	9,184	32,385	389	2,673,246	29,853
Global Diversified Income Fund	525,468	7,110	634,254	9,130	14,043	200	1,145,679	16,040
Global Multi-Strategy Fund	1,259,179	12,637	2,073,902	22,184	37,833	401	3,295,248	34,420
Global Opportunities Fund	—	—	5,900,005	64,590	48,813	534	5,851,192	64,057
Global Real Estate Securities Fund	5,207,622	38,991	1,379,737	11,697	72,317	624	6,515,042	50,064
High Yield Fund I	1,771,372	16,028	596,230	6,448	26,662	287	2,340,940	22,189
Inflation Protection Fund	1,987,990	17,605	1,488,938	13,368	42,954	389	3,433,974	30,584
International Emerging Markets Fund	1,411,224	28,428	312,181	7,891	21,641	538	1,701,764	35,781
International Equity Index Fund	2,674,170	25,565	234,930	2,395	2,909,100	31,742	—	—
International Fund I	2,725,072	27,913	186,921	2,092	2,911,993	35,182	—	—
LargeCap Growth Fund	3,633,153	22,138	475,047	4,532	1,563,257	15,287	2,544,943	14,660
LargeCap Growth Fund I	9,651,952	74,219	2,388,519	25,034	483,136	5,492	11,557,335	93,916
LargeCap S&P 500 Index Fund	6,890,670	53,341	1,455,045	15,577	516,190	6,042	7,829,525	63,130
LargeCap Value Fund	5,092,198	43,907	934,040	10,919	765,388	9,716	5,260,850	45,734
LargeCap Value Fund I	9,034,445	90,514	1,570,737	19,633	2,470,257	33,252	8,134,925	79,995
MidCap Fund	417,961	6,247	104,242	1,766	6,696	117	515,507	7,896
MidCap Growth Fund III	2,220,020	19,887	518,637	6,040	33,278	397	2,705,379	25,530
MidCap Value Fund I	1,790,084	20,201	118,853	1,727	1,908,937	30,962	—	—
MidCap Value Fund III	—	—	2,043,050	32,980	17,101	284	2,025,949	32,696
Overseas Fund	5,227,527	50,077	2,654,540	28,246	89,799	957	7,792,268	77,366
Preferred Securities Fund	2,004,176	19,242	561,166	5,944	33,808	357	2,531,534	24,829
SmallCap Growth Fund I	1,574,205	12,557	416,700	4,884	22,476	273	1,968,429	17,168
SmallCap Value Fund II	1,776,082	14,986	350,157	3,963	23,529	273	2,102,710	18,676

		$874,350		$405,403		$178,061		$1,127,096

	Income			Realized Gain/Loss on Investments	Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,565			$—			$—
Bond Market Index Fund		1,630			—			36
Core Plus Bond Fund I		2,509			—			896
Diversified International Fund		1,155			—			—
Diversified Real Asset Fund		330			—			580
Global Diversified Income Fund		444			—			45
Global Multi-Strategy Fund		184			—			—
Global Opportunities Fund		—			1			—
Global Real Estate Securities Fund		3,178			—			—
High Yield Fund I		2,316			—			347
Inflation Protection Fund		94			—			—
International Emerging Markets Fund		560			—			—
International Equity Index Fund		845			3,782			—
International Fund I		595			5,177			—
LargeCap Growth Fund		251			3,277			—
LargeCap Growth Fund I		556			155			4,227
LargeCap S&P 500 Index Fund		1,443			254			—
LargeCap Value Fund		1,215			624			—
LargeCap Value Fund I		2,246			3,100			—
MidCap Fund		89			—			94
MidCap Growth Fund III		87			—			547
MidCap Value Fund I		337			9,034			—
MidCap Value Fund III		—			—			—
Overseas Fund		1,174			—			—
Preferred Securities Fund		971			—			126
SmallCap Growth Fund I		—			—			1,165
SmallCap Value Fund II		245			—			—
		$24,019			$25,404			$8,063
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2030 Fund July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.05%
Bond & Mortgage Securities Fund (a)	29,595,687	$316,970
Bond Market Index Fund (a)	26,427,821	284,363
Core Plus Bond Fund I (a)	28,629,186	316,066
Diversified International Fund (a)	36,884,944	403,521
Diversified Real Asset Fund (a)	10,388,485	123,519
Global Multi-Strategy Fund (a)	13,736,077	146,015
Global Opportunities Fund (a),(b)	25,495,654	286,316
Global Real Estate Securities Fund (a)	33,267,045	282,105
High Yield Fund I (a)	11,323,857	120,033
Inflation Protection Fund (a)	9,368,129	80,847
International Emerging Markets Fund (a)	8,332,978	192,659
LargeCap Growth Fund (a)	16,776,522	179,341
LargeCap Growth Fund I (a)	58,264,157	681,108
LargeCap S&P 500 Index Fund (a)	36,005,896	428,830
LargeCap Value Fund (a)	24,598,127	320,022
LargeCap Value Fund I (a)	38,854,126	537,741
MidCap Growth Fund III (a)	14,742,845	193,868
MidCap Value Fund III (a)	10,780,773	192,113
Overseas Fund (a)	41,607,507	463,508
Preferred Securities Fund (a)	11,865,906	122,456
SmallCap Growth Fund I (a),(b)	9,196,062	126,814
SmallCap Value Fund II (a)	9,676,358	126,470
		$5,924,685
TOTAL INVESTMENT COMPANIES		$5,924,685
Total Investments		$5,924,685
Liabilities in Excess of Other Assets, Net - (0.05)%		$(3,210)
TOTAL NET ASSETS - 100.00%		$5,921,475

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		47.04%
International Equity Funds		27.49%
Fixed Income Funds		20.96%
Specialty Funds		4.56%
Liabilities in Excess of Other Assets, Net		(0.05)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2013 (unaudited)

Affiliated Securities	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Bond & Mortgage Securities Fund	27,751,024	$297,502	3,619,612	$39,998	1,774,949	$19,560	29,595,687	$317,953
Bond Market Index Fund	25,904,949	276,151	2,196,564	24,212	1,673,692	18,463	26,427,821	281,886
Core Plus Bond Fund I	26,185,860	281,930	4,166,906	47,492	1,723,580	19,560	28,629,186	309,868
Diversified International Fund	27,684,938	384,780	11,214,807	121,472	2,014,801	21,180	36,884,944	485,270
Diversified Real Asset Fund	9,450,154	100,061	1,569,980	18,732	631,649	7,523	10,388,485	111,278
Global Multi-Strategy Fund	6,089,561	61,408	8,307,165	88,809	660,649	6,970	13,736,077	143,271
Global Opportunities Fund	—	—	26,148,719	286,297	653,065	7,090	25,495,654	279,240
Global Real Estate Securities Fund	33,965,572	254,968	4,227,094	35,484	4,925,621	43,105	33,267,045	249,770
High Yield Fund I	10,052,995	92,024	1,891,304	20,409	620,442	6,688	11,323,857	105,745
Inflation Protection Fund	9,328,047	82,991	772,338	7,035	732,256	6,687	9,368,129	83,346
International Emerging Markets Fund	8,215,747	200,130	637,841	16,127	520,610	13,189	8,332,978	203,066
International Equity Index Fund	13,195,035	127,484	610,110	6,218	13,805,145	152,076	—	—
International Fund I	3,126,793	47,887	659,673	7,379	3,786,466	44,372	—	—
LargeCap Growth Fund	24,543,552	168,817	1,199,048	11,447	8,966,078	87,863	16,776,522	103,626
LargeCap Growth Fund I	55,686,021	437,229	6,106,081	63,200	3,527,945	36,779	58,264,157	463,703
LargeCap S&P 500 Index Fund	36,182,247	339,003	2,875,928	30,504	3,052,279	33,406	36,005,896	336,276
LargeCap Value Fund	26,063,948	253,921	1,955,158	22,597	3,420,979	41,718	24,598,127	234,710
LargeCap Value Fund I	47,227,344	501,187	3,329,353	41,203	11,702,571	153,019	38,854,126	385,747
MidCap Growth Fund III	13,845,420	130,588	1,804,479	21,122	907,054	10,440	14,742,845	141,264
MidCap Value Fund I	11,218,560	137,323	307,608	4,469	11,526,168	184,660	—	—
MidCap Value Fund III	—	—	11,045,131	176,154	264,358	4,347	10,780,773	171,796
Overseas Fund	42,468,708	395,398	2,555,138	26,937	3,416,339	35,853	41,607,507	386,410
Preferred Securities Fund	11,334,753	115,461	1,164,056	12,309	632,903	6,687	11,865,906	121,085
SmallCap Growth Fund I	9,210,733	85,461	1,112,799	12,782	1,127,470	13,260	9,196,062	85,389
SmallCap Value Fund II	10,625,099	84,411	672,951	7,578	1,621,692	18,260	9,676,358	76,242

		$4,856,115		$1,149,966		$992,755		$5,076,941

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Fund		$5,911			$13			$—
Bond Market Index Fund		6,168			(14)			135
Core Plus Bond Fund I		9,947			6			3,561
Diversified International Fund		6,007			198			—
Diversified Real Asset Fund		1,554			8			2,738
Global Multi-Strategy Fund		868			24			—
Global Opportunities Fund		—			33			—
Global Real Estate Securities Fund		19,662			2,423			—
High Yield Fund I		12,445			—			1,917
Inflation Protection Fund		422			7			—
International Emerging Markets Fund		3,155			(2)			—
International Equity Index Fund		4,030			18,374			—
International Fund I		736			(10,894)			—
LargeCap Growth Fund		1,647			11,225			—
LargeCap Growth Fund I		3,113			53			23,715
LargeCap S&P 500 Index Fund		7,358			175			—
LargeCap Value Fund		6,064			(90)			—
LargeCap Value Fund I		11,437			(3,624)			—
MidCap Growth Fund III		525			(6)			3,308
MidCap Value Fund I		2,050			42,868			—
MidCap Value Fund III		—			(11)			—
Overseas Fund		9,167			(72)			—
Preferred Securities Fund		4,922			2			689
SmallCap Growth Fund I		—			406			6,627
SmallCap Value Fund II		1,422			2,513			—
		$118,610			$63,615			$42,690
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2035 Fund July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.10%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.10%
Bond & Mortgage Securities Fund (a)	3,475,222	$37,220
Bond Market Index Fund (a)	3,165,319	34,059
Core Plus Bond Fund I (a)	3,374,638	37,256
Diversified International Fund (a)	6,138,951	67,160
Diversified Real Asset Fund (a)	1,255,358	14,926
Global Multi-Strategy Fund (a)	2,041,168	21,698
Global Opportunities Fund (a),(b)	4,396,553	49,373
Global Real Estate Securities Fund (a)	5,765,255	48,889
High Yield Fund I (a)	1,735,019	18,391
Inflation Protection Fund (a)	746,550	6,443
International Emerging Markets Fund (a)	1,398,079	32,324
LargeCap Growth Fund (a)	2,790,069	29,826
LargeCap Growth Fund I (a)	9,864,439	115,315
LargeCap S&P 500 Index Fund (a)	6,073,060	72,330
LargeCap Value Fund (a)	4,395,775	57,189
LargeCap Value Fund I (a)	6,598,744	91,327
MidCap Growth Fund III (a)	2,294,345	30,171
MidCap Value Fund III (a)	1,742,268	31,047
Overseas Fund (a)	6,310,006	70,293
Preferred Securities Fund (a)	1,494,009	15,418
SmallCap Growth Fund I (a),(b)	1,490,790	20,558
SmallCap Value Fund II (a)	1,621,078	21,187
		$922,400
TOTAL INVESTMENT COMPANIES		$922,400
Total Investments		$922,400
Liabilities in Excess of Other Assets, Net - (0.10)%		$(892)
TOTAL NET ASSETS - 100.00%		$921,508

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		50.89%
International Equity Funds		29.09%
Fixed Income Funds		16.15%
Specialty Funds		3.97%
Liabilities in Excess of Other Assets, Net		(0.10)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2013 (unaudited)

Affiliated Securities	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Bond & Mortgage Securities Fund	2,446,092	$23,733	1,067,239	$11,644	38,109	$421	3,475,222	$34,956
Bond Market Index Fund	2,632,321	28,680	562,025	6,205	29,027	320	3,165,319	34,565
Core Plus Bond Fund I	2,319,299	25,182	1,092,339	12,309	37,000	419	3,374,638	37,072
Diversified International Fund	4,117,315	35,801	2,084,452	22,041	62,816	665	6,138,951	57,177
Diversified Real Asset Fund	970,988	10,588	299,747	3,582	15,377	184	1,255,358	13,986
Global Multi-Strategy Fund	802,712	8,060	1,257,498	13,404	19,042	202	2,041,168	21,262
Global Opportunities Fund	—	—	4,423,425	48,924	26,872	292	4,396,553	48,632
Global Real Estate Securities Fund	4,561,646	34,081	1,257,591	10,657	53,982	463	5,765,255	44,275
High Yield Fund I	1,296,848	11,745	454,859	4,918	16,688	179	1,735,019	16,484
Inflation Protection Fund	586,359	5,164	170,080	1,551	9,889	90	746,550	6,625
International Emerging Markets Fund	1,140,960	23,245	272,315	6,873	15,196	378	1,398,079	29,740
International Equity Index Fund	1,909,488	18,570	182,690	1,859	2,092,178	23,539	—	—
International Fund I	2,226,655	23,398	176,642	1,973	2,403,297	28,977	—	—
LargeCap Growth Fund	3,473,334	22,655	565,731	5,417	1,248,996	12,295	2,790,069	17,147
LargeCap Growth Fund I	7,859,064	62,234	2,106,322	22,120	100,947	1,071	9,864,439	83,283
LargeCap S&P 500 Index Fund	4,984,430	39,367	1,149,875	12,321	61,245	663	6,073,060	51,025
LargeCap Value Fund	3,804,962	32,950	787,509	9,215	196,696	2,488	4,395,775	39,736
LargeCap Value Fund I	6,580,152	65,925	1,340,247	16,780	1,321,655	17,882	6,598,744	66,096
MidCap Growth Fund III	1,772,470	16,084	546,328	6,405	24,453	288	2,294,345	22,201
MidCap Value Fund I	1,427,501	16,325	112,317	1,629	1,539,818	24,860	—	—
MidCap Value Fund III	—	—	1,753,167	28,290	10,899	180	1,742,268	28,110
Overseas Fund	4,211,774	40,370	2,160,988	23,412	62,756	665	6,310,006	63,117
Preferred Securities Fund	1,202,375	11,449	306,063	3,240	14,429	152	1,494,009	14,537
SmallCap Growth Fund I	1,176,550	9,437	328,927	3,867	14,687	176	1,490,790	13,128
SmallCap Value Fund II	1,355,894	11,559	280,543	3,179	15,359	176	1,621,078	14,562

		$576,602		$281,815		$117,025		$757,716

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Fund		$582			$—			$—
Bond Market Index Fund		648			—			14
Core Plus Bond Fund I		913			—			327
Diversified International Fund		925			—			—
Diversified Real Asset Fund		166			—			293
Global Multi-Strategy Fund		118			—			—
Global Opportunities Fund		—			—			—
Global Real Estate Securities Fund		2,790			—			—
High Yield Fund I		1,703			—			255
Inflation Protection Fund		28			—			—
International Emerging Markets Fund		454			—			—
International Equity Index Fund		605			3,110			—
International Fund I		488			3,606			—
LargeCap Growth Fund		241			1,370			—
LargeCap Growth Fund I		454			—			3,461
LargeCap S&P 500 Index Fund		1,048			—			—
LargeCap Value Fund		912			59			—
LargeCap Value Fund I		1,646			1,273			—
MidCap Growth Fund III		70			—			440
MidCap Value Fund I		271			6,906			—
MidCap Value Fund III		—			—			—
Overseas Fund		948			—			—
Preferred Securities Fund		576			—			75
SmallCap Growth Fund I		—			—			875
SmallCap Value Fund II		188			—			—
		$15,774			$16,324			$5,740
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2040 Fund July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.09%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.09%
Bond & Mortgage Securities Fund (a)	8,954,277	$95,900
Bond Market Index Fund (a)	8,629,569	92,854
Core Plus Bond Fund I (a)	8,627,927	95,252
Diversified International Fund (a)	28,810,110	315,183
Diversified Real Asset Fund (a)	5,204,363	61,880
Global Multi-Strategy Fund (a)	8,161,415	86,756
Global Opportunities Fund (a),(b)	18,954,851	212,863
Global Real Estate Securities Fund (a)	22,318,880	189,264
High Yield Fund I (a)	6,837,686	72,479
International Emerging Markets Fund (a)	6,827,339	157,848
LargeCap Growth Fund (a)	13,134,655	140,409
LargeCap Growth Fund I (a)	40,814,875	477,126
LargeCap S&P 500 Index Fund (a)	24,799,981	295,368
LargeCap Value Fund (a)	17,712,621	230,441
LargeCap Value Fund I (a)	28,687,910	397,041
MidCap Growth Fund III (a)	9,717,802	127,789
MidCap Value Fund III (a)	6,510,945	116,025
Overseas Fund (a)	28,367,282	316,012
Preferred Securities Fund (a)	5,896,343	60,850
SmallCap Growth Fund I (a),(b)	6,161,104	84,962
SmallCap Value Fund II (a)	6,469,643	84,558
		$3,710,860
TOTAL INVESTMENT COMPANIES		$3,710,860
Total Investments		$3,710,860
Liabilities in Excess of Other Assets, Net - (0.09)%		$(3,479)
TOTAL NET ASSETS - 100.00%		$3,707,381

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52.71%
International Equity Funds		32.12%
Fixed Income Funds		11.25%
Specialty Funds		4.01%
Liabilities in Excess of Other Assets, Net		(0.09)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2013 (unaudited)

Affiliated Securities	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Bond & Mortgage Securities Fund	8,707,486	$93,047	903,422	$9,944	656,631	$7,219	8,954,277	$95,775
Bond Market Index Fund	8,446,329	90,877	667,614	7,371	484,374	5,344	8,629,569	92,902
Core Plus Bond Fund I	8,183,610	87,929	1,081,497	12,294	637,180	7,220	8,627,927	93,004
Diversified International Fund	21,734,595	279,628	8,713,755	92,308	1,638,240	17,174	28,810,110	354,799
Diversified Real Asset Fund	4,622,107	49,114	921,816	11,007	339,560	4,040	5,204,363	56,082
Global Multi-Strategy Fund	3,813,798	38,536	4,757,759	50,873	410,142	4,325	8,161,415	85,093
Global Opportunities Fund	—	—	19,471,114	215,397	516,263	5,576	18,954,851	209,834
Global Real Estate Securities Fund	20,989,517	156,685	4,366,016	37,084	3,036,653	26,393	22,318,880	168,274
High Yield Fund I	6,032,874	56,270	1,221,499	13,189	416,687	4,488	6,837,686	64,965
International Emerging Markets Fund	5,858,821	137,608	1,367,364	33,046	398,846	10,038	6,827,339	160,616
International Equity Index Fund	10,254,369	99,442	506,790	5,161	10,761,159	117,627	—	—
International Fund I	11,974,901	151,091	453,379	5,072	12,428,280	144,760	—	—
LargeCap Growth Fund	18,701,848	129,770	1,102,552	10,526	6,669,745	68,173	13,134,655	82,481
LargeCap Growth Fund I	38,740,296	304,375	4,835,091	50,160	2,760,512	28,889	40,814,875	325,611
LargeCap S&P 500 Index Fund	24,188,154	216,229	2,260,757	24,015	1,648,930	17,505	24,799,981	222,735
LargeCap Value Fund	18,810,953	180,534	1,626,079	18,822	2,724,411	33,241	17,712,621	166,143
LargeCap Value Fund I	33,305,304	351,209	2,773,925	34,386	7,391,319	96,271	28,687,910	287,886
MidCap Growth Fund III	8,277,744	77,464	2,085,973	24,402	645,915	7,457	9,717,802	94,409
MidCap Value Fund I	6,379,147	76,922	226,412	3,285	6,605,559	106,475	—	—
MidCap Value Fund III	—	—	6,705,211	108,212	194,266	3,203	6,510,945	105,005
Overseas Fund	21,961,454	205,793	8,040,153	84,749	1,634,325	17,171	28,367,282	273,379
Preferred Securities Fund	5,601,343	55,721	614,202	6,495	319,202	3,366	5,896,343	58,850
SmallCap Growth Fund I	6,154,842	56,628	819,849	9,448	813,587	9,599	6,161,104	56,746
SmallCap Value Fund II	6,795,760	53,968	526,095	5,928	852,212	9,601	6,469,643	51,184

		$2,948,840		$873,174		$755,155		$3,105,773

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,835			$3			$—
Bond Market Index Fund		2,013			(2)			44
Core Plus Bond Fund I		3,112			1			1,113
Diversified International Fund		4,726			37			—
Diversified Real Asset Fund		762			1			1,340
Global Multi-Strategy Fund		544			9			—
Global Opportunities Fund		—			13			—
Global Real Estate Securities Fund		12,191			898			—
High Yield Fund I		7,485			(6)			1,151
International Emerging Markets Fund		2,254			—			—
International Equity Index Fund		3,139			13,024			—
International Fund I		2,544			(11,403)			—
LargeCap Growth Fund		1,257			10,358			—
LargeCap Growth Fund I		2,168			(35)			16,510
LargeCap S&P 500 Index Fund		4,925			(4)			—
LargeCap Value Fund		4,381			28			—
LargeCap Value Fund I		8,074			(1,438)			—
MidCap Growth Fund III		314			—			1,979
MidCap Value Fund I		1,167			26,268			—
MidCap Value Fund III		—			(4)			—
Overseas Fund		4,793			8			—
Preferred Securities Fund		2,443			—			341
SmallCap Growth Fund I		—			269			4,431
SmallCap Value Fund II		910			889			—
		$71,037			$38,914			$26,909
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2045 Fund July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.93%
Bond & Mortgage Securities Fund (a)	888,640	$9,517
Bond Market Index Fund (a)	729,005	7,844
Core Plus Bond Fund I (a)	967,309	10,679
Diversified International Fund (a)	4,012,799	43,900
Diversified Real Asset Fund (a)	549,463	6,533
Global Multi-Strategy Fund (a)	963,652	10,244
Global Opportunities Fund (a),(b)	2,729,313	30,650
Global Real Estate Securities Fund (a)	3,175,632	26,930
High Yield Fund I (a)	925,841	9,814
International Emerging Markets Fund (a)	819,126	18,938
LargeCap Growth Fund (a)	1,760,595	18,821
LargeCap Growth Fund I (a)	5,709,655	66,746
LargeCap S&P 500 Index Fund (a)	3,379,059	40,245
LargeCap Value Fund (a)	2,487,932	32,368
LargeCap Value Fund I (a)	3,985,410	55,158
MidCap Growth Fund III (a)	1,321,700	17,380
MidCap Value Fund III (a)	975,662	17,386
Overseas Fund (a)	4,081,536	45,468
Preferred Securities Fund (a)	1,012,613	10,450
SmallCap Growth Fund I (a),(b)	840,938	11,597
SmallCap Value Fund II (a)	911,933	11,919
		$502,587
TOTAL INVESTMENT COMPANIES		$502,587
Total Investments		$502,587
Other Assets in Excess of Liabilities, Net - 0.07%		$350
TOTAL NET ASSETS - 100.00%		$502,937

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.02%
International Equity Funds		32.97%
Fixed Income Funds		9.60%
Specialty Funds		3.34%
Other Assets in Excess of Liabilities, Net		0.07%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2013 (unaudited)

Affiliated Securities	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Bond & Mortgage Securities Fund	680,079	$6,788	213,815	$2,352	5,254	$59	888,640	$9,081
Bond Market Index Fund	609,628	6,602	122,823	1,357	3,446	39	729,005	7,920
Core Plus Bond Fund I	621,119	6,777	351,205	3,987	5,015	57	967,309	10,707
Diversified International Fund	2,454,156	22,136	1,579,079	16,771	20,436	214	4,012,799	38,693
Diversified Real Asset Fund	407,887	4,497	145,081	1,734	3,505	42	549,463	6,189
Global Multi-Strategy Fund	403,915	4,100	564,195	5,986	4,458	47	963,652	10,039
Global Opportunities Fund	—	—	2,736,966	30,389	7,653	83	2,729,313	30,306
Global Real Estate Securities Fund	2,404,812	17,864	787,351	6,687	16,531	142	3,175,632	24,409
High Yield Fund I	789,398	7,537	281,063	3,038	144,620	1,552	925,841	9,033
International Emerging Markets Fund	634,329	13,507	189,736	4,780	4,939	123	819,126	18,164
International Equity Index Fund	1,161,459	11,550	116,633	1,187	1,278,092	14,418	—	—
International Fund I	1,282,516	13,064	111,490	1,244	1,394,006	16,745	—	—
LargeCap Growth Fund	1,957,102	13,312	392,492	3,771	588,999	6,107	1,760,595	11,563
LargeCap Growth Fund I	4,331,006	35,445	1,412,093	14,882	33,444	347	5,709,655	49,980
LargeCap S&P 500 Index Fund	2,721,659	22,183	761,292	8,183	103,892	1,207	3,379,059	29,179
LargeCap Value Fund	2,121,409	18,688	535,593	6,289	169,070	2,158	2,487,932	22,893
LargeCap Value Fund I	3,662,644	37,170	922,400	11,586	599,634	7,800	3,985,410	41,306
MidCap Growth Fund III	946,503	8,829	382,937	4,512	7,740	89	1,321,700	13,252
MidCap Value Fund I	764,526	8,945	66,441	962	830,967	13,428	—	—
MidCap Value Fund III	—	—	978,401	15,806	2,739	45	975,662	15,761
Overseas Fund	2,485,763	24,287	1,616,246	17,538	20,473	214	4,081,536	41,611
Preferred Securities Fund	794,683	7,788	222,887	2,359	4,957	52	1,012,613	10,095
SmallCap Growth Fund I	634,445	5,316	211,226	2,497	4,733	56	840,938	7,757
SmallCap Value Fund II	730,373	6,323	186,578	2,124	5,018	55	911,933	8,392

		$302,708		$170,021		$65,079		$416,330

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Fund		$163			$—			$—
Bond Market Index Fund		151			—			3
Core Plus Bond Fund I		245			—			88
Diversified International Fund		555			—			—
Diversified Real Asset Fund		70			—			124
Global Multi-Strategy Fund		60			—			—
Global Opportunities Fund		—			—			—
Global Real Estate Securities Fund		1,487			—			—
High Yield Fund I		1,003			10			155
International Emerging Markets Fund		254			—			—
International Equity Index Fund		370			1,681			—
International Fund I		283			2,437			—
LargeCap Growth Fund		136			587			—
LargeCap Growth Fund I		252			—			1,919
LargeCap S&P 500 Index Fund		576			20			—
LargeCap Value Fund		511			74			—
LargeCap Value Fund I		922			350			—
MidCap Growth Fund III		38			—			236
MidCap Value Fund I		146			3,521			—
MidCap Value Fund III		—			—			—
Overseas Fund		564			—			—
Preferred Securities Fund		385			—			50
SmallCap Growth Fund I		—			—			474
SmallCap Value Fund II		102			—			—
		$8,273			$8,680			$3,049
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2050 Fund July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.04%
Bond & Mortgage Securities Fund (a)	1,960,844	$21,001
Bond Market Index Fund (a)	511,933	5,508
Core Plus Bond Fund I (a)	1,890,165	20,867
Diversified International Fund (a)	14,321,640	156,679
Diversified Real Asset Fund (a)	1,724,695	20,507
Global Multi-Strategy Fund (a)	2,740,110	29,127
Global Opportunities Fund (a),(b)	9,780,032	109,830
Global Real Estate Securities Fund (a)	11,056,271	93,757
High Yield Fund I (a)	3,361,409	35,631
International Emerging Markets Fund (a)	2,972,456	68,723
LargeCap Growth Fund (a)	6,230,070	66,600
LargeCap Growth Fund I (a)	19,870,466	232,286
LargeCap S&P 500 Index Fund (a)	12,068,947	143,741
LargeCap Value Fund (a)	8,858,943	115,255
LargeCap Value Fund I (a)	14,687,862	203,280
MidCap Growth Fund III (a)	4,691,709	61,696
MidCap Value Fund III (a)	3,108,326	55,390
Overseas Fund (a)	14,690,784	163,655
Preferred Securities Fund (a)	3,592,677	37,076
SmallCap Growth Fund I (a),(b)	2,946,386	40,631
SmallCap Value Fund II (a)	3,128,990	40,896
		$1,722,136
TOTAL INVESTMENT COMPANIES		$1,722,136
Total Investments		$1,722,136
Liabilities in Excess of Other Assets, Net - (0.04)%		$(673)
TOTAL NET ASSETS - 100.00%		$1,721,463

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55.76%
International Equity Funds		34.43%
Fixed Income Funds		6.97%
Specialty Funds		2.88%
Liabilities in Excess of Other Assets, Net		(0.04)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2013 (unaudited)

Affiliated Securities	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Bond & Mortgage Securities Fund	1,790,526	$19,240	291,395	$3,205	121,077	$1,330	1,960,844	$21,115
Bond Market Index Fund	495,747	5,219	29,345	326	13,159	147	511,933	5,398
Core Plus Bond Fund I	1,686,519	18,154	318,715	3,619	115,069	1,305	1,890,165	20,469
Diversified International Fund	10,445,527	130,303	4,613,789	48,891	737,676	7,734	14,321,640	171,474
Diversified Real Asset Fund	1,543,607	16,281	293,678	3,501	112,590	1,341	1,724,695	18,441
Global Multi-Strategy Fund	1,604,830	16,210	1,278,796	13,572	143,516	1,515	2,740,110	28,268
Global Opportunities Fund	—	—	10,063,799	112,238	283,767	3,065	9,780,032	109,189
Global Real Estate Securities Fund	9,739,526	72,285	1,897,818	16,017	581,073	4,916	11,056,271	83,400
High Yield Fund I	2,818,184	28,199	710,908	7,676	167,683	1,806	3,361,409	34,068
International Emerging Markets Fund	2,743,792	65,665	405,105	10,240	176,441	4,417	2,972,456	71,488
International Equity Index Fund	5,100,215	50,505	334,064	3,412	5,434,279	61,057	—	—
International Fund I	5,109,802	62,958	279,586	3,137	5,389,388	64,146	—	—
LargeCap Growth Fund	8,855,684	60,832	829,085	7,950	3,454,699	34,703	6,230,070	38,479
LargeCap Growth Fund I	17,787,857	141,400	3,234,569	33,831	1,151,960	12,104	19,870,466	163,125
LargeCap S&P 500 Index Fund	11,130,861	99,994	1,607,786	17,180	669,700	7,150	12,068,947	110,021
LargeCap Value Fund	8,567,578	81,304	1,162,536	13,555	871,171	10,542	8,858,943	84,281
LargeCap Value Fund I	15,279,713	160,822	2,023,472	25,270	2,615,323	34,544	14,687,862	151,407
MidCap Growth Fund III	3,398,757	30,113	1,560,237	18,401	267,285	3,103	4,691,709	45,409
MidCap Value Fund I	2,856,778	33,940	158,854	2,315	3,015,632	48,205	—	—
MidCap Value Fund III	—	—	3,205,593	51,368	97,267	1,602	3,108,326	49,766
Overseas Fund	10,680,841	100,270	4,746,951	51,633	737,008	7,735	14,690,784	144,169
Preferred Securities Fund	3,251,893	33,339	510,210	5,398	169,426	1,787	3,592,677	36,950
SmallCap Growth Fund I	2,763,115	26,028	514,766	6,006	331,495	3,921	2,946,386	28,129
SmallCap Value Fund II	3,173,755	25,466	390,786	4,432	435,551	4,921	3,128,990	25,294

		$1,278,527		$463,173		$323,096		$1,440,340

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Fund		$390			$—			$—
Bond Market Index Fund		119			—			3
Core Plus Bond Fund I		646			1			231
Diversified International Fund		2,289			14			—
Diversified Real Asset Fund		257			—			451
Global Multi-Strategy Fund		231			1			—
Global Opportunities Fund		—			16			—
Global Real Estate Securities Fund		5,775			14			—
High Yield Fund I		3,554			(1)			541
International Emerging Markets Fund		1,064			—			—
International Equity Index Fund		1,573			7,140			—
International Fund I		1,094			(1,949)			—
LargeCap Growth Fund		599			4,400			—
LargeCap Growth Fund I		1,003			(2)			7,638
LargeCap S&P 500 Index Fund		2,283			(3)			—
LargeCap Value Fund		2,009			(36)			—
LargeCap Value Fund I		3,732			(141)			—
MidCap Growth Fund III		130			(2)			820
MidCap Value Fund I		528			11,950			—
MidCap Value Fund III		—			—			—
Overseas Fund		2,349			1			—
Preferred Securities Fund		1,459			—			199
SmallCap Growth Fund I		—			16			2,003
SmallCap Value Fund II		428			317			—
		$31,512			$21,736			$11,886
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2055 Fund July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.93%
Bond & Mortgage Securities Fund (a)	106,413	$1,140
Bond Market Index Fund (a)	24,536	264
Core Plus Bond Fund I (a)	101,833	1,124
Diversified International Fund (a)	791,451	8,659
Diversified Real Asset Fund (a)	118,045	1,404
Global Multi-Strategy Fund (a)	158,126	1,681
Global Opportunities Fund (a),(b)	563,831	6,332
Global Real Estate Securities Fund (a)	611,818	5,188
High Yield Fund I (a)	180,765	1,916
International Emerging Markets Fund (a)	169,378	3,916
LargeCap Growth Fund (a)	368,322	3,937
LargeCap Growth Fund I (a)	1,132,620	13,240
LargeCap S&P 500 Index Fund (a)	683,854	8,145
LargeCap Value Fund (a)	486,373	6,328
LargeCap Value Fund I (a)	796,751	11,027
MidCap Growth Fund III (a)	237,524	3,123
MidCap Value Fund III (a)	186,494	3,323
Overseas Fund (a)	846,529	9,430
Preferred Securities Fund (a)	186,801	1,928
SmallCap Growth Fund I (a),(b)	164,488	2,268
SmallCap Value Fund II (a)	174,445	2,280
		$96,653
TOTAL INVESTMENT COMPANIES		$96,653
Total Investments		$96,653
Other Assets in Excess of Liabilities, Net - 0.07%		$67
TOTAL NET ASSETS - 100.00%		$96,720

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55.50%
International Equity Funds		34.66%
Fixed Income Funds		6.58%
Specialty Funds		3.19%
Other Assets in Excess of Liabilities, Net		0.07%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2013 (unaudited)

Affiliated Securities	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Bond & Mortgage Securities Fund	76,243	$772	35,741	$393	5,571	$61	106,413	$1,104
Bond Market Index Fund	21,214	228	3,629	40	307	2	24,536	266
Core Plus Bond Fund I	70,859	782	36,357	413	5,383	61	101,833	1,134
Diversified International Fund	423,495	3,965	409,356	4,430	41,400	441	791,451	7,954
Diversified Real Asset Fund	60,139	670	63,899	763	5,993	73	118,045	1,360
Global Multi-Strategy Fund	70,064	713	96,540	1,023	8,478	90	158,126	1,646
Global Opportunities Fund	—	—	586,567	6,510	22,736	246	563,831	6,264
Global Real Estate Securities Fund	422,960	3,134	219,506	1,861	30,648	265	611,818	4,731
High Yield Fund I	144,413	1,431	73,202	792	36,850	397	180,765	1,827
International Emerging Markets Fund	119,564	2,710	59,358	1,494	9,544	240	169,378	3,964
International Equity Index Fund	227,887	2,253	38,410	389	266,297	3,000	—	—
International Fund I	253,502	2,644	36,620	407	290,122	3,557	—	—
LargeCap Growth Fund	357,875	2,595	125,161	1,198	114,714	1,188	368,322	2,704
LargeCap Growth Fund I	782,474	6,740	411,490	4,334	61,344	655	1,132,620	10,419
LargeCap S&P 500 Index Fund	493,270	4,180	225,823	2,418	35,239	384	683,854	6,214
LargeCap Value Fund	372,286	3,390	157,744	1,843	43,657	541	486,373	4,697
LargeCap Value Fund I	666,702	6,939	283,373	3,548	153,324	2,003	796,751	8,534
MidCap Growth Fund III	161,035	1,559	90,697	1,060	14,208	169	237,524	2,450
MidCap Value Fund I	130,435	1,575	22,940	332	153,375	2,473	—	—
MidCap Value Fund III	—	—	194,499	3,141	8,005	132	186,494	3,009
Overseas Fund	476,267	4,747	411,925	4,441	41,663	440	846,529	8,748
Preferred Securities Fund	133,956	1,327	61,894	655	9,049	97	186,801	1,885
SmallCap Growth Fund I	113,294	1,025	59,798	709	8,604	104	164,488	1,630
SmallCap Value Fund II	126,933	1,126	56,475	639	8,963	102	174,445	1,663

		$54,505		$42,833		$16,721		$82,203

	Income		Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Fund		$19			$—			$—
Bond Market Index Fund		5			—			—
Core Plus Bond Fund I		29			—			10
Diversified International Fund		99			—			—
Diversified Real Asset Fund		11			—			19
Global Multi-Strategy Fund		11			—			—
Global Opportunities Fund		—			—			—
Global Real Estate Securities Fund		272			1			—
High Yield Fund I		189			1			29
International Emerging Markets Fund		49			—			—
International Equity Index Fund		75			358			—
International Fund I		57			506			—
LargeCap Growth Fund		26			99			—
LargeCap Growth Fund I		47			—			359
LargeCap S&P 500 Index Fund		107			—			—
LargeCap Value Fund		92			5			—
LargeCap Value Fund I		172			50			—
MidCap Growth Fund III		7			—			42
MidCap Value Fund I		26			566			—
MidCap Value Fund III		—			—			—
Overseas Fund		111			—			—
Preferred Securities Fund		69			—			9
SmallCap Growth Fund I		—			—			87
SmallCap Value Fund II		18			—			—
		$1,491			$1,586			$555
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2060 Fund July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 105.19%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 105.19%
Bond & Mortgage Securities Fund (a)	566	$6
Core Plus Bond Fund I (a)	548	6
Diversified International Fund (a)	4,285	47
Diversified Real Asset Fund (a)	616	7
Global Multi-Strategy Fund (a)	929	10
Global Opportunities Fund (a),(b)	3,025	34
Global Real Estate Securities Fund (a)	3,074	26
High Yield Fund I (a)	924	10
International Emerging Markets Fund (a)	978	23
LargeCap Growth Fund (a)	1,775	19
LargeCap Growth Fund I (a)	6,089	71
LargeCap S&P 500 Index Fund (a)	3,487	42
LargeCap Value Fund (a)	2,395	31
LargeCap Value Fund I (a)	4,168	58
MidCap Growth Fund III (a)	1,403	18
MidCap Value Fund III (a)	1,039	18
Overseas Fund (a)	4,306	48
Preferred Securities Fund (a)	937	10
SmallCap Growth Fund I (a),(b)	854	12
SmallCap Value Fund II (a)	880	11
		$507
TOTAL INVESTMENT COMPANIES		$507
Total Investments		$507
Liabilities in Excess of Other Assets, Net - (5.19)%		$(25)
TOTAL NET ASSETS - 100.00%		$482

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		58.25%
International Equity Funds		36.83%
Fixed Income Funds		6.54%
Specialty Funds		3.57%
Liabilities in Excess of Other Assets, Net		(5.19)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		July 31, 2013 Shares	July 31, 2013 Cost
Bond & Mortgage Securities Fund	—	$—		625	$7	59		$1	566	$6
Core Plus Bond Fund I	—	—		605	7	57		1	548	6
Diversified International Fund	—	—		4,744	52	459		5	4,285	47
Diversified Real Asset Fund	—	—		680	8	64		1	616	7
Global Multi-Strategy Fund	—	—		1,027	11	98		1	929	10
Global Opportunities Fund	—	—		3,347	37	322		3	3,025	34
Global Real Estate Securities Fund	—	—		3,403	30	329		3	3,074	27
High Yield Fund I	—	—		1,020	11	96		1	924	10
International Emerging Markets Fund	—	—		1,083	27	105		2	978	25
LargeCap Growth Fund	—	—		1,963	20	188		2	1,775	18
LargeCap Growth Fund I	—	—		6,730	75	641		7	6,089	68
LargeCap S&P 500 Index Fund	—	—		3,855	44	368		4	3,487	40
LargeCap Value Fund	—	—		2,647	33	252		3	2,395	30
LargeCap Value Fund I	—	—		4,607	61	439		5	4,168	56
MidCap Growth Fund III	—	—		1,552	19	149		2	1,403	17
MidCap Value Fund III	—	—		1,148	19	109		2	1,039	17
Overseas Fund	—	—		4,768	52	462		5	4,306	47
Preferred Securities Fund	—	—		1,034	11	97		1	937	10
SmallCap Growth Fund I	—	—		943	12	89		1	854	11
SmallCap Value Fund II	—	—		973	12	93		1	880	11

		$—			$548			$51		$497

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Fund			$—			$—	$			—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			—			—				—
High Yield Fund I			—			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund I			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime Strategic Income Fund July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 99.91%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.91%
Bond & Mortgage Securities Fund (a)	10,081,833	$107,976
Bond Market Index Fund (a)	8,641,818	92,986
Core Plus Bond Fund I (a)	9,773,541	107,900
Diversified International Fund (a)	1,719,180	18,808
Diversified Real Asset Fund (a)	3,023,168	35,945
Equity Income Fund (a)	2,134,978	48,080
Global Diversified Income Fund (a)	3,775,642	52,632
Global Multi-Strategy Fund (a)	2,057,629	21,873
Global Opportunities Fund (a),(b)	599,046	6,727
High Yield Fund I (a)	2,621,880	27,792
Inflation Protection Fund (a)	6,250,927	53,945
International Emerging Markets Fund (a)	206,863	4,783
LargeCap Growth Fund I (a)	2,205,698	25,785
LargeCap S&P 500 Index Fund (a)	1,466,880	17,471
MidCap Fund (a)	1,141,418	21,459
Overseas Fund (a)	1,761,185	19,620
Short-Term Income Fund (a)	8,457,519	103,266
SmallCap Growth Fund I (a),(b)	366,133	5,049
SmallCap Value Fund II (a)	401,180	5,243
		$777,340
TOTAL INVESTMENT COMPANIES		$777,340
Total Investments		$777,340
Other Assets in Excess of Liabilities, Net - 0.09%		$695
TOTAL NET ASSETS - 100.00%		$778,035

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		63.47%
Domestic Equity Funds		15.82%
Specialty Funds		14.20%
International Equity Funds		6.42%
Other Assets in Excess of Liabilities, Net		0.09%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2013 (unaudited)

Affiliated Securities	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Bond & Mortgage Securities Fund	10,246,674	$110,683	969,648	$10,708	1,134,489	$12,423	10,081,833	$108,967
Bond Market Index Fund	8,811,876	94,467	962,779	10,655	1,132,837	12,425	8,641,818	92,683
Core Plus Bond Fund I	9,689,788	102,807	1,184,696	13,522	1,100,943	12,426	9,773,541	103,906
Diversified International Fund	1,487,814	18,451	402,543	4,288	171,177	1,813	1,719,180	20,931
Diversified Real Asset Fund	3,024,678	31,886	367,019	4,367	368,529	4,398	3,023,168	31,856
Equity Income Fund	2,564,909	48,711	228,900	4,710	658,831	14,180	2,134,978	40,410
Global Diversified Income Fund	3,700,581	40,321	432,939	6,116	357,878	5,057	3,775,642	41,388
Global Multi-Strategy Fund	1,187,499	11,884	1,082,455	11,494	212,325	2,249	2,057,629	21,131
Global Opportunities Fund	—	—	651,879	7,046	52,833	576	599,046	6,472
High Yield Fund I	2,407,717	23,563	500,643	5,416	286,480	3,078	2,621,880	25,900
Inflation Protection Fund	6,448,410	55,861	486,230	4,475	683,713	6,157	6,250,927	54,214
International Emerging Markets Fund	212,847	5,100	20,732	530	26,716	659	206,863	4,970
International Equity Index Fund	343,135	3,282	24,754	252	367,889	3,919	—	—
International Fund I	460,107	6,816	25,462	285	485,569	5,702	—	—
LargeCap Growth Fund I	2,397,158	19,392	290,743	2,979	482,203	5,162	2,205,698	17,573
LargeCap S&P 500 Index Fund	1,616,679	16,129	146,233	1,525	296,032	3,258	1,466,880	14,417
MidCap Fund	1,143,016	16,864	107,763	1,772	109,361	1,891	1,141,418	16,838
Overseas Fund	1,524,758	14,135	407,161	4,297	170,734	1,813	1,761,185	16,632
Short-Term Income Fund	8,666,996	104,033	781,070	9,596	990,547	12,149	8,457,519	101,485
SmallCap Growth Fund I	353,618	2,842	48,624	554	36,109	439	366,133	2,976
SmallCap Value Fund II	406,941	3,166	32,106	353	37,867	439	401,180	3,107

		$730,393		$104,940		$110,213		$725,856

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Fund		$2,157			$(1)			$—
Bond Market Index Fund		2,113			(14)			46
Core Plus Bond Fund I		3,702			3			1,323
Diversified International Fund		324			5			—
Diversified Real Asset Fund		500			1			880
Equity Income Fund		1,151			1,169			—
Global Diversified Income Fund		2,325			8			305
Global Multi-Strategy Fund		170			2			—
Global Opportunities Fund		—			2			—
High Yield Fund I		2,997			(1)			461
Inflation Protection Fund		293			35			—
International Emerging Markets Fund		82			(1)			—
International Equity Index Fund		105			385			—
International Fund I		98			(1,399)			—
LargeCap Growth Fund I		135			364			1,025
LargeCap S&P 500 Index Fund		331			21			—
MidCap Fund		236			93			251
Overseas Fund		334			13			—
Short-Term Income Fund		1,301			5			—
SmallCap Growth Fund I		—			19			255
SmallCap Value Fund II		55			27			—
		$18,409			$736			$4,546
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Real Estate Securities Fund
July 31, 2013 (unaudited)

COMMON STOCKS - 99.49%	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Healthcare - Services - 1.12%				(continued)	Amount (000's)	Value	(000	's)
Brookdale Senior Living Inc (a)	542,040	$15,784		Banks (continued)
				Investment in Joint Trading Account; Merrill	$1,432		$1,432
				Lynch Repurchase Agreement; 0.05%
Real Estate - 1.02%				dated 07/31/2013 maturing 08/01/2013
Jones Lang LaSalle Inc	157,860	14,370		(collateralized by US Government
				Securities; $1,460,791; 0.25% - 3.13%;
REITS - 97.35%				dated 07/31/15 - 02/15/43)
Apartment Investment & Management Co	1,343,463	39,471					$8,009
AvalonBay Communities Inc	337,554	45,685		TOTAL REPURCHASE AGREEMENTS			$8,009
Boston Properties Inc	675,019	72,193		Total Investments			$1,411,774
BRE Properties Inc	419,043	22,234		Liabilities in Excess of Other Assets, Net - (0.06)%			$(814)
Camden Property Trust	500,647	35,316		TOTAL NET ASSETS - 100.00%			$1,410,960
Campus Crest Communities Inc	898,456	10,197
Corrections Corp of America	1,022,902	33,807
CubeSmart	1,207,766	19,566		(a) Non-Income Producing Security
DDR Corp	1,783,673	30,465
Duke Realty Corp	1,224,521	20,168
DuPont Fabros Technology Inc	432,553	9,910
EPR Properties	565,899	28,510		Portfolio Summary (unaudited)
Equity One Inc	622,769	14,411		Sector			Percent
Equity Residential	792,567	44,384		Financial			98.94%
Essex Property Trust Inc	279,219	45,035		Consumer, Non-cyclical			1.12%
Extra Space Storage Inc	679,356	28,567		Liabilities in Excess of Other Assets, Net			(0.06)%
Federal Realty Investment Trust	255,378	26,899		TOTAL NET ASSETS			100.00%
First Industrial Realty Trust Inc	2,447,171	40,036
General Growth Properties Inc	2,692,752	55,848
HCP Inc	708,551	31,084
Health Care REIT Inc	490,598	31,639
Host Hotels & Resorts Inc	3,150,341	56,265
Kilroy Realty Corp	75,400	3,946
Medical Properties Trust Inc	830,103	12,119
Pebblebrook Hotel Trust	974,311	25,965
Pennsylvania Real Estate Investment Trust	1,025,871	21,235
Prologis Inc	2,283,382	87,590
Public Storage	326,373	51,965
Ramco-Gershenson Properties Trust	268,660	4,162
Retail Properties of America Inc	268,059	3,777
Saul Centers Inc	370,133	16,797
Senior Housing Properties Trust	829,089	20,852
Simon Property Group Inc	1,105,494	176,945
SL Green Realty Corp	590,259	53,507
Strategic Hotels & Resorts Inc (a)	2,545,085	22,549
Sunstone Hotel Investors Inc	973,513	12,597
Taubman Centers Inc	351,647	25,748
Ventas Inc	611,359	40,191
Vornado Realty Trust	612,847	51,976
		$1,373,611
TOTAL COMMON STOCKS		$1,403,765
	Maturity
REPURCHASE AGREEMENTS - 0.57%	Amount (000's)	Value(000	's)

Banks - 0.57%
Investment in Joint Trading Account; Credit	$1,570	$1,570
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $1,601,491; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	3,175	3,175
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $3,238,569; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	1,832	1,832
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $1,868,405; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)

See accompanying notes

Schedule of Investments SAM Balanced Portfolio July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.03%
Blue Chip Fund (a)	3,538,207	$45,324
Bond & Mortgage Securities Fund (a)	4,677,308	50,094
Diversified International Fund (a)	35,309,990	386,291
Equity Income Fund (a)	25,792,325	580,843
Global Diversified Income Fund (a)	4,398,508	61,315
Global Multi-Strategy Fund (a)	10,018,659	106,498
Global Real Estate Securities Fund (a)	5,317,140	45,089
Government & High Quality Bond Fund (a)	36,695,467	401,082
High Yield Fund (a)	10,307,610	80,502
Income Fund (a)	59,683,512	573,559
Inflation Protection Fund (a)	2,019,707	17,430
International Emerging Markets Fund (a)	3,283,472	75,914
LargeCap Blend Fund II (a)	7,667,283	97,145
LargeCap Growth Fund (a)	30,545,509	326,532
LargeCap Growth Fund II (a)	13,469,488	131,866
LargeCap Value Fund (a)	16,644,086	216,540
LargeCap Value Fund III (a)	10,611,905	141,881
MidCap Fund (a)	6,668,422	125,366
MidCap Growth Fund III (a)	2,417,560	31,791
Preferred Securities Fund (a)	5,604,182	57,835
Principal Capital Appreciation Fund (a)	5,951,767	299,672
Short-Term Income Fund (a)	11,542,145	140,930
SmallCap Growth Fund I (a),(b)	10,807,228	149,032
SmallCap Value Fund II (a)	5,769,010	75,401
Small-MidCap Dividend Income Fund (a)	7,301,904	93,026
		$4,310,958
TOTAL INVESTMENT COMPANIES		$4,310,958
Total Investments		$4,310,958
Liabilities in Excess of Other Assets, Net - (0.03)%		$(1,315)
TOTAL NET ASSETS - 100.00%		$4,309,643

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53.71%
Fixed Income Funds		30.66%
International Equity Funds		11.77%
Specialty Funds		3.89%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
July 31, 2013 (unaudited)

Affiliated Securities	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Blue Chip Fund	—	$—	3,538,207	$45,256	—	$—	3,538,207	$45,256
Bond & Mortgage Securities Fund	4,496,066	49,408	185,687	2,046	4,445	48	4,677,308	51,404
Diversified International Fund	34,724,374	331,439	1,086,192	11,218	500,576	5,287	35,309,990	336,672
Equity Income Fund	26,785,326	410,052	583,744	12,071	1,576,745	31,693	25,792,325	393,766
Global Diversified Income Fund	4,154,046	55,042	386,481	5,455	142,019	2,009	4,398,508	58,486
Global Multi-Strategy Fund	8,978,826	90,814	1,039,833	10,980	—	—	10,018,659	101,794
Global Real Estate Securities Fund	5,298,920	39,152	362,516	2,996	344,296	2,882	5,317,140	39,330
Government & High Quality Bond	35,442,546	374,663	2,594,553	28,935	1,341,632	15,222	36,695,467	388,593
Fund
High Yield Fund	10,526,564	73,897	766,649	6,020	985,603	7,736	10,307,610	72,344
Income Fund	55,576,028	508,774	4,789,501	47,086	682,017	6,785	59,683,512	549,028
Inflation Protection Fund	2,115,841	17,922	723,044	6,665	819,178	7,127	2,019,707	17,038
International Emerging Markets Fund	2,115,339	43,748	1,168,133	28,046	—	—	3,283,472	71,794
LargeCap Blend Fund II	10,657,803	101,340	236,335	2,546	3,226,855	40,941	7,667,283	71,591
LargeCap Growth Fund	29,729,457	182,340	956,369	9,429	140,317	1,343	30,545,509	190,438
LargeCap Growth Fund II	12,995,988	82,428	601,538	5,236	128,038	1,242	13,469,488	86,504
LargeCap Value Fund	14,613,046	147,224	2,031,040	24,277	—	—	16,644,086	171,501
LargeCap Value Fund III	11,242,697	96,533	263,946	2,917	894,738	10,323	10,611,905	90,358
MidCap Fund	7,924,782	77,691	210,273	3,326	1,466,633	27,100	6,668,422	59,451
MidCap Growth Fund III	2,579,429	26,714	143,862	1,614	305,731	3,979	2,417,560	24,948
Preferred Securities Fund	5,939,383	43,093	323,945	3,427	659,146	6,923	5,604,182	40,016
Principal Capital Appreciation Fund	6,146,496	198,918	183,231	7,829	377,960	18,672	5,951,767	191,322
Short-Term Income Fund	10,471,345	124,227	1,070,800	13,151	—	—	11,542,145	137,378
SmallCap Growth Fund I	10,115,023	104,645	779,174	8,671	86,969	1,096	10,807,228	112,296
SmallCap Value Fund II	5,576,197	54,865	248,389	2,982	55,576	637	5,769,010	57,264
Small-MidCap Dividend Income Fund	7,049,021	69,996	252,883	2,884	—	—	7,301,904	72,880

		$3,304,925		$295,063		$191,045		$3,431,452

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Blue Chip Fund		$—			$—			$—
Bond & Mortgage Securities Fund		950			(2)			—
Diversified International Fund		7,543			(698)			—
Equity Income Fund		12,071			3,336			—
Global Diversified Income Fund		2,583			(2)			336
Global Multi-Strategy Fund		1,287			—			—
Global Real Estate Securities Fund		2,996			64			—
Government & High Quality Bond Fund		9,463			217			—
High Yield Fund		4,812			163			132
Income Fund		17,266			(47)			—
Inflation Protection Fund		98			(422)			—
International Emerging Markets Fund		814			—			—
LargeCap Blend Fund II		1,906			8,646			—
LargeCap Growth Fund		1,994			12			—
LargeCap Growth Fund II		1,074			82			1,616
LargeCap Value Fund		3,424			—			—
LargeCap Value Fund III		2,917			1,231			—
MidCap Fund		1,610			5,534			1,716
MidCap Growth Fund III		98			599			619
Preferred Securities Fund		2,412			419			345
Principal Capital Appreciation Fund		4,528			3,247			2,990
Short-Term Income Fund		1,631			—			—
SmallCap Growth Fund I		—			76			7,296
SmallCap Value Fund II		746			54			—
Small-MidCap Dividend Income Fund		2,085			—			216
		$84,308			$22,509			$15,266
Amounts in thousands except shares

See accompanying notes

Schedule of Investments SAM Conservative Balanced Portfolio July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 99.92%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.92%
Blue Chip Fund (a)	384,648	$4,927
Bond & Mortgage Securities Fund (a)	4,878,773	52,252
Diversified International Fund (a)	7,882,749	86,237
Equity Income Fund (a)	5,008,656	112,795
Global Diversified Income Fund (a)	2,256,388	31,454
Global Multi-Strategy Fund (a)	2,311,379	24,570
Global Real Estate Securities Fund (a)	1,192,030	10,108
Government & High Quality Bond Fund (a)	19,325,013	211,222
High Yield Fund (a)	4,365,411	34,094
Income Fund (a)	31,069,406	298,577
Inflation Protection Fund (a)	1,641,217	14,164
International Emerging Markets Fund (a)	749,021	17,317
LargeCap Blend Fund II (a)	2,379,222	30,145
LargeCap Growth Fund (a)	6,241,498	66,722
LargeCap Growth Fund II (a)	2,977,286	29,148
LargeCap Value Fund (a)	4,338,474	56,444
LargeCap Value Fund III (a)	2,283,213	30,527
MidCap Fund (a)	1,554,630	29,227
MidCap Growth Fund III (a)	604,784	7,953
Preferred Securities Fund (a)	2,622,396	27,063
Principal Capital Appreciation Fund (a)	1,421,684	71,582
Short-Term Income Fund (a)	6,465,115	78,939
SmallCap Growth Fund I (a),(b)	2,282,563	31,476
SmallCap Value Fund II (a)	1,263,833	16,518
Small-MidCap Dividend Income Fund (a)	1,604,151	20,437
		$1,393,898
TOTAL INVESTMENT COMPANIES		$1,393,898
Total Investments		$1,393,898
Other Assets in Excess of Liabilities, Net - 0.08%		$1,104
TOTAL NET ASSETS - 100.00%		$1,395,002

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		51.35%
Domestic Equity Funds		36.42%
International Equity Funds		8.14%
Specialty Funds		4.01%
Other Assets in Excess of Liabilities, Net		0.08%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2013 (unaudited)

Affiliated Securities	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Blue Chip Fund	—	$—	384,648	$4,845	—	$—	384,648	$4,845
Bond & Mortgage Securities Fund	4,820,229	52,957	94,149	1,037	35,605	384	4,878,773	53,599
Diversified International Fund	7,346,054	68,559	631,490	6,699	94,795	996	7,882,749	74,105
Equity Income Fund	4,791,382	73,960	259,241	5,431	41,967	901	5,008,656	78,505
Global Diversified Income Fund	2,043,294	27,261	243,926	3,436	30,832	434	2,256,388	30,258
Global Multi-Strategy Fund	1,911,011	19,354	400,368	4,221	—	—	2,311,379	23,575
Global Real Estate Securities Fund	1,208,324	8,993	82,390	681	98,684	837	1,192,030	8,867
Government & High Quality Bond	16,732,797	179,600	2,950,980	32,948	358,764	4,066	19,325,013	208,469
Fund
High Yield Fund	4,086,307	28,907	465,375	3,657	186,271	1,470	4,365,411	31,098
Income Fund	28,420,895	265,127	2,997,554	29,797	349,043	3,451	31,069,406	291,425
Inflation Protection Fund	2,330,842	19,886	980,261	9,034	1,669,886	14,481	1,641,217	13,580
International Emerging Markets Fund	433,498	7,566	315,523	7,680	—	—	749,021	15,246
LargeCap Blend Fund II	2,518,255	23,593	41,049	439	180,082	2,030	2,379,222	22,214
LargeCap Growth Fund	5,791,788	36,456	516,956	5,238	67,246	646	6,241,498	41,087
LargeCap Growth Fund II	2,976,012	20,996	149,151	1,306	147,877	1,307	2,977,286	21,007
LargeCap Value Fund	3,859,866	38,375	552,497	6,692	73,889	854	4,338,474	44,230
LargeCap Value Fund III	2,256,685	19,720	82,568	914	56,040	685	2,283,213	20,008
MidCap Fund	1,663,581	19,444	44,143	698	153,094	2,740	1,554,630	17,829
MidCap Growth Fund III	568,966	5,833	48,783	553	12,965	160	604,784	6,234
Preferred Securities Fund	2,507,522	20,057	182,355	1,937	67,481	713	2,622,396	21,283
Principal Capital Appreciation Fund	1,404,434	46,646	46,631	1,992	29,381	1,335	1,421,684	47,384
Short-Term Income Fund	5,645,494	66,765	897,896	11,026	78,275	961	6,465,115	76,829
SmallCap Growth Fund I	2,171,918	23,169	165,683	1,835	55,038	655	2,282,563	24,353
SmallCap Value Fund II	1,231,406	12,125	67,563	809	35,136	377	1,263,833	12,569
Small-MidCap Dividend Income Fund	1,596,595	15,870	44,962	513	37,406	436	1,604,151	15,966

		$1,101,219		$143,418		$39,919		$1,204,565

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Blue Chip Fund		$—			$—			$—
Bond & Mortgage Securities Fund		1,014			(11)			—
Diversified International Fund		1,619			(157)			—
Equity Income Fund		2,278			15			—
Global Diversified Income Fund		1,301			(5)			168
Global Multi-Strategy Fund		285			—			—
Global Real Estate Securities Fund		681			30			—
Government & High Quality Bond Fund		4,702			(13)			—
High Yield Fund		1,958			4			53
Income Fund		9,109			(48)			—
Inflation Protection Fund		113			(859)			—
International Emerging Markets Fund		176			—			—
LargeCap Blend Fund II		439			212			—
LargeCap Growth Fund		390			39			—
LargeCap Growth Fund II		239			12			361
LargeCap Value Fund		898			17			—
LargeCap Value Fund III		607			59			—
MidCap Fund		338			427			361
MidCap Growth Fund III		21			8			136
Preferred Securities Fund		1,079			2			151
Principal Capital Appreciation Fund		1,035			81			683
Short-Term Income Fund		904			(1)			—
SmallCap Growth Fund I		—			4			1,562
SmallCap Value Fund II		163			12			—
Small-MidCap Dividend Income Fund		464			19			48
		$29,813			$(153)			$3,523
Amounts in thousands except shares

See accompanying notes

Schedule of Investments SAM Conservative Growth Portfolio July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.11%
Blue Chip Fund (a)	179,253	$2,296
Diversified International Fund (a)	30,330,302	331,814
Diversified Real Asset Fund (a)	4,068,705	48,377
Equity Income Fund (a)	20,593,233	463,760
Global Multi-Strategy Fund (a)	7,159,638	76,107
Global Real Estate Securities Fund (a)	4,454,328	37,773
Government & High Quality Bond Fund (a)	9,194,457	100,495
High Yield Fund (a)	2,668,495	20,841
Income Fund (a)	15,211,585	146,183
International Emerging Markets Fund (a)	2,758,484	63,776
LargeCap Blend Fund II (a)	9,487,332	120,205
LargeCap Growth Fund (a)	27,315,187	291,999
LargeCap Growth Fund II (a)	11,956,726	117,056
LargeCap Value Fund (a)	16,589,430	215,829
LargeCap Value Fund III (a)	9,108,302	121,778
MidCap Fund (a)	6,271,078	117,896
MidCap Growth Fund III (a)	2,118,215	27,855
Preferred Securities Fund (a)	1,649,460	17,022
Principal Capital Appreciation Fund (a)	4,863,596	244,882
Short-Term Income Fund (a)	2,942,343	35,926
SmallCap Growth Fund I (a),(b)	9,374,828	129,279
SmallCap Value Fund II (a)	4,979,911	65,087
Small-MidCap Dividend Income Fund (a)	6,305,876	80,337
		$2,876,573
TOTAL INVESTMENT COMPANIES		$2,876,573
Total Investments		$2,876,573
Liabilities in Excess of Other Assets, Net - (0.11)%		$(3,111)
TOTAL NET ASSETS - 100.00%		$2,873,462

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		69.54%
International Equity Funds		15.08%
Fixed Income Funds		11.16%
Specialty Funds		4.33%
Liabilities in Excess of Other Assets, Net		(0.11)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2013 (unaudited)

Affiliated Securities	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Blue Chip Fund	—	$—	179,253	$2,271	—	$—	179,253	$2,271
Diversified International Fund	30,911,847	305,420	801,438	8,256	1,382,983	14,294	30,330,302	296,974
Diversified Real Asset Fund	3,783,719	42,035	325,641	3,873	40,655	486	4,068,705	45,414
Equity Income Fund	21,791,722	332,765	468,546	9,688	1,667,035	33,698	20,593,233	313,431
Global Multi-Strategy Fund	6,634,050	67,134	525,588	5,550	—	—	7,159,638	72,684
Global Real Estate Securities Fund	4,375,626	32,307	301,708	2,494	223,006	1,875	4,454,328	32,976
Government & High Quality Bond	9,510,616	99,575	342,545	3,867	658,704	7,241	9,194,457	96,212
Fund
High Yield Fund	2,733,432	18,078	195,893	1,544	260,830	2,040	2,668,495	17,682
Income Fund	18,152,282	166,528	850,072	8,446	3,790,769	36,667	15,211,585	137,760
International Emerging Markets Fund	1,818,968	43,811	939,516	22,400	—	—	2,758,484	66,211
LargeCap Blend Fund II	9,482,116	90,073	194,367	2,095	189,151	2,258	9,487,332	90,142
LargeCap Growth Fund	27,140,015	180,911	384,638	3,639	209,466	1,947	27,315,187	182,674
LargeCap Growth Fund II	11,806,292	78,822	344,831	2,978	194,397	1,804	11,956,726	80,121
LargeCap Value Fund	13,336,114	134,528	3,253,316	41,464	—	—	16,589,430	175,992
LargeCap Value Fund III	9,397,314	83,242	222,604	2,460	511,616	5,998	9,108,302	80,413
MidCap Fund	6,962,278	66,197	182,418	2,886	873,618	15,506	6,271,078	55,976
MidCap Growth Fund III	2,321,666	24,086	58,900	643	262,351	3,413	2,118,215	21,879
Preferred Securities Fund	1,818,321	13,562	135,661	1,436	304,522	3,174	1,649,460	11,920
Principal Capital Appreciation Fund	5,211,572	165,087	157,844	6,838	505,820	22,188	4,863,596	151,849
Short-Term Income Fund	2,898,539	34,448	87,994	1,082	44,190	543	2,942,343	34,986
SmallCap Growth Fund I	8,915,014	91,565	609,730	6,747	149,916	1,864	9,374,828	96,633
SmallCap Value Fund II	4,912,084	48,081	123,765	1,402	55,938	653	4,979,911	48,894
Small-MidCap Dividend Income Fund	6,320,544	62,723	199,950	2,289	214,618	2,434	6,305,876	62,688

		$2,180,978		$144,348		$158,083		$2,175,782

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Blue Chip Fund		$—			$—			$—
Diversified International Fund		6,580			(2,408)			—
Diversified Real Asset Fund		627			(8)			1,105
Equity Income Fund		9,688			4,676			—
Global Multi-Strategy Fund		952			—			—
Global Real Estate Securities Fund		2,494			50			—
Government & High Quality Bond Fund		2,588			11			—
High Yield Fund		1,248			100			33
Income Fund		5,563			(547)			—
International Emerging Markets Fund		702			—			—
LargeCap Blend Fund II		1,692			232			—
LargeCap Growth Fund		1,815			71			—
LargeCap Growth Fund II		967			125			1,456
LargeCap Value Fund		3,113			—			—
LargeCap Value Fund III		2,460			709			—
MidCap Fund		1,397			2,399			1,489
MidCap Growth Fund III		88			563			555
Preferred Securities Fund		788			96			111
Principal Capital Appreciation Fund		3,684			2,112			2,435
Short-Term Income Fund		435			(1)			—
SmallCap Growth Fund I		—			185			6,425
SmallCap Value Fund II		658			64			—
Small-MidCap Dividend Income Fund		1,825			110			191
		$49,364			$8,539			$13,800
Amounts in thousands except shares

See accompanying notes

Schedule of Investments SAM Flexible Income Portfolio July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 99.92%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.92%
Blue Chip Fund (a)	408,468	$5,232
Bond & Mortgage Securities Fund (a)	5,910,528	63,302
Diversified International Fund (a)	5,005,029	54,755
Equity Income Fund (a)	5,542,174	124,810
Global Diversified Income Fund (a)	5,116,995	71,331
Global Real Estate Securities Fund (a)	2,675,429	22,687
Government & High Quality Bond Fund (a)	26,940,986	294,465
High Yield Fund (a)	8,632,235	67,418
Income Fund (a)	52,514,024	504,660
International Emerging Markets Fund (a)	430,197	9,946
LargeCap Blend Fund II (a)	2,131,766	27,009
LargeCap Growth Fund (a)	6,794,827	72,637
LargeCap Growth Fund II (a)	2,677,943	26,217
LargeCap Value Fund (a)	4,054,559	52,750
LargeCap Value Fund III (a)	2,053,343	27,453
Preferred Securities Fund (a)	8,398,416	86,672
Principal Capital Appreciation Fund (a)	773,206	38,931
Short-Term Income Fund (a)	11,086,153	135,362
SmallCap Growth Fund I (a),(b)	1,385,421	19,105
Small-MidCap Dividend Income Fund (a)	4,290,463	54,660
		$1,759,402
TOTAL INVESTMENT COMPANIES		$1,759,402
Total Investments		$1,759,402
Other Assets in Excess of Liabilities, Net - 0.08%		$1,345
TOTAL NET ASSETS - 100.00%		$1,760,747

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		65.42%
Domestic Equity Funds		25.49%
International Equity Funds		4.96%
Specialty Funds		4.05%
Other Assets in Excess of Liabilities, Net		0.08%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2013 (unaudited)

Affiliated Securities	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Blue Chip Fund	—	$—	408,468	$5,164	—	$—	408,468	$5,164
Bond & Mortgage Securities Fund	4,895,763	53,792	1,014,765	11,133	—	—	5,910,528	64,925
Diversified International Fund	4,181,160	39,236	838,755	8,653	14,886	157	5,005,029	47,683
Equity Income Fund	4,931,371	75,649	626,963	13,224	16,160	345	5,542,174	88,529
Global Diversified Income Fund	4,804,081	64,016	376,974	5,289	64,060	906	5,116,995	68,398
Global Real Estate Securities Fund	2,367,693	17,560	477,861	4,004	170,125	1,491	2,675,429	20,103
Government & High Quality Bond	24,527,261	264,858	3,338,315	37,774	924,590	10,228	26,940,986	292,751
Fund
High Yield Fund	6,836,705	47,516	1,823,776	14,368	28,246	221	8,632,235	61,663
Income Fund	45,668,270	426,243	7,311,590	72,710	465,836	4,578	52,514,024	494,283
International Emerging Markets Fund	234,348	3,981	195,849	4,809	—	—	430,197	8,790
LargeCap Blend Fund II	2,248,440	21,103	36,817	394	153,491	1,741	2,131,766	19,952
LargeCap Growth Fund	6,092,044	46,779	702,783	6,626	—	—	6,794,827	53,405
LargeCap Growth Fund II	2,806,342	19,265	66,122	566	194,521	1,742	2,677,943	18,201
LargeCap Value Fund	2,784,531	27,577	1,276,378	16,214	6,350	69	4,054,559	43,724
LargeCap Value Fund III	2,035,477	16,177	49,294	544	31,428	404	2,053,343	16,374
Preferred Securities Fund	7,129,495	58,880	1,398,181	14,874	129,260	1,345	8,398,416	72,362
Principal Capital Appreciation Fund	673,227	22,829	99,979	4,407	—	—	773,206	27,236
Short-Term Income Fund	9,017,047	106,109	2,136,403	26,237	67,297	826	11,086,153	131,552
SmallCap Growth Fund I	1,144,767	12,281	240,654	2,863	—	—	1,385,421	15,144
Small-MidCap Dividend Income Fund	3,716,855	36,844	580,100	6,891	6,492	79	4,290,463	43,656

		$1,360,695		$256,744		$24,132		$1,593,895

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Blue Chip Fund		$—			$—			$—
Bond & Mortgage Securities Fund		1,083			—			—
Diversified International Fund		965			(49)			—
Equity Income Fund		2,424			1			—
Global Diversified Income Fund		3,003			(1)			393
Global Real Estate Securities Fund		1,446			30			—
Government & High Quality Bond Fund		7,092			347			—
High Yield Fund		3,475			—			89
Income Fund		15,149			(92)			—
International Emerging Markets Fund		90			—			—
LargeCap Blend Fund II		394			196			—
LargeCap Growth Fund		419			—			—
LargeCap Growth Fund II		226			112			341
LargeCap Value Fund		646			2			—
LargeCap Value Fund III		545			57			—
Preferred Securities Fund		3,316			(47)			433
Principal Capital Appreciation Fund		510			—			337
Short-Term Income Fund		1,481			32			—
SmallCap Growth Fund I		—			—			862
Small-MidCap Dividend Income Fund		1,138			—			116
		$43,402			$588			$2,571
Amounts in thousands except shares

See accompanying notes

Schedule of Investments SAM Strategic Growth Portfolio July 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.12%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.12%
Blue Chip Fund (a)	55,355	$709
Diversified International Fund (a)	20,627,398	225,664
Equity Income Fund (a)	13,313,368	299,817
Global Real Estate Securities Fund (a)	4,278,319	36,280
Government & High Quality Bond Fund (a)	978,281	10,693
International Emerging Markets Fund (a)	2,375,354	54,918
LargeCap Blend Fund II (a)	6,036,054	76,477
LargeCap Growth Fund (a)	24,502,615	261,933
LargeCap Growth Fund II (a)	7,265,407	71,128
LargeCap Value Fund (a)	15,834,007	206,000
LargeCap Value Fund III (a)	5,546,353	74,155
MidCap Fund (a)	3,304,013	62,115
MidCap Growth Fund III (a)	1,220,840	16,054
Principal Capital Appreciation Fund (a)	3,546,712	178,577
SmallCap Growth Fund I (a),(b)	7,787,689	107,392
SmallCap Value Fund II (a)	4,045,458	52,874
Small-MidCap Dividend Income Fund (a)	4,594,548	58,535
		$1,793,321
TOTAL INVESTMENT COMPANIES		$1,793,321
Total Investments		$1,793,321
Liabilities in Excess of Other Assets, Net - (0.12)%		$(2,232)
TOTAL NET ASSETS - 100.00%		$1,791,089

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		81.83%
International Equity Funds		17.69%
Fixed Income Funds		0.60%
Liabilities in Excess of Other Assets, Net		(0.12)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2013 (unaudited)

Affiliated Securities	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	July 31, 2013 Shares	July 31, 2013 Cost
Blue Chip Fund	—	$—	55,355	$700	—	$—	55,355	$700
Diversified International Fund	21,065,490	208,022	761,447	7,877	1,199,539	13,230	20,627,398	201,365
Equity Income Fund	13,467,361	206,634	320,717	6,668	474,710	9,528	13,313,368	204,602
Global Real Estate Securities Fund	5,533,805	40,093	387,362	3,202	1,642,848	14,381	4,278,319	30,708
Government & High Quality Bond	2,302,351	26,019	104,897	1,186	1,428,967	15,807	978,281	11,000
Fund
International Emerging Markets Fund	2,274,804	51,959	100,550	2,565	—	—	2,375,354	54,524
LargeCap Blend Fund II	6,990,816	64,038	110,206	1,178	1,064,968	12,040	6,036,054	55,174
LargeCap Growth Fund	23,741,945	165,591	760,670	7,216	—	—	24,502,615	172,807
LargeCap Growth Fund II	7,582,726	49,224	196,324	1,694	513,643	4,569	7,265,407	46,827
LargeCap Value Fund	8,915,423	89,816	6,918,584	89,449	—	—	15,834,007	179,265
LargeCap Value Fund III	5,924,180	47,562	140,300	1,550	518,127	6,234	5,546,353	44,018
MidCap Fund	5,047,032	47,760	135,958	2,151	1,878,977	35,257	3,304,013	28,037
MidCap Growth Fund III	3,105,608	30,874	71,063	776	1,955,831	24,253	1,220,840	12,017
Principal Capital Appreciation Fund	3,922,308	126,488	113,942	4,920	489,538	21,382	3,546,712	112,235
SmallCap Growth Fund I	7,888,841	81,594	516,236	5,699	617,388	8,059	7,787,689	80,381
SmallCap Value Fund II	3,981,947	37,720	94,122	1,033	30,611	358	4,045,458	38,412
Small-MidCap Dividend Income Fund	4,536,465	44,989	189,178	2,155	131,095	1,615	4,594,548	45,614

		$1,318,383		$140,019		$166,713		$1,317,686

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$—	$		—
Diversified International Fund		4,574			(1,304)			—
Equity Income Fund		6,170			828			—
Global Real Estate Securities Fund		3,202			1,794			—
Government & High Quality Bond Fund		547			(398)			—
International Emerging Markets Fund		874			—			—
LargeCap Blend Fund II		1,178			1,998			—
LargeCap Growth Fund		1,593			—			—
LargeCap Growth Fund II		604			478			911
LargeCap Value Fund		2,074			—			—
LargeCap Value Fund III		1,550			1,140			—
MidCap Fund		1,038			13,383			1,106
MidCap Growth Fund III		106			4,620			670
Principal Capital Appreciation Fund		2,720			2,209			1,801
SmallCap Growth Fund I		—			1,147			5,679
SmallCap Value Fund II		533			17			—
Small-MidCap Dividend Income Fund		1,336			85			138
		$28,099			$25,997			$10,305
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2013 (unaudited)

	Principal				Principal
BONDS- 97.56%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Agriculture - 0.89%				Banks (continued)
Cargill Inc				ING Bank NV
1.90%, 03/01/2017(a)	$4,500	$4,514		2.38%, 06/09/2014(a)	$6,250		$6,329
6.00%, 11/27/2017(a)	9,500	11,014		JP Morgan Chase Bank NA
		$15,528		0.60%, 06/13/2016(b)	6,000		5,897
				5.88%, 06/13/2016	23,000		25,716
Automobile Asset Backed Securities - 7.04%				6.00%, 10/01/2017	11,500		13,156
American Credit Acceptance Receivables				KeyBank NA/Cleveland OH
Trust				7.41%, 10/15/2027	25,000		27,580
1.64%, 11/15/2016(a),(b)	9,292	9,282
				Morgan Stanley
AmeriCredit Automobile Receivables Trust				0.72%, 10/18/2016(b)	19,500		19,008
2013-1				1.52%, 02/25/2016(b)	4,500		4,525
0.49%, 06/08/2016	11,750	11,744		6.00%, 05/13/2014	11,500		11,944
AmeriCredit Automobile Receivables Trust				PNC Bank NA
2013-3				0.57%, 01/28/2016(b)	2,750		2,745
0.68%, 10/11/2016(b)	9,000	9,000
Capital Auto Receivables Asset Trust 2013-1				4.88%, 09/21/2017	13,300		14,768
0.47%, 07/20/2014 (b)	22,250	22,221		6.00%, 12/07/2017	7,400		8,577
				SunTrust Bank/Atlanta GA
CPS Auto Receivables Trust 2013-A				0.56%, 08/24/2015(b)	12,000		11,828
1.31%, 06/15/2020(a),(b)	15,402	15,347
CPS Auto Trust				7.25%, 03/15/2018	9,000		10,750
1.59%, 03/16/2020(a)	4,552	4,553		Wachovia Bank NA
				0.65%, 11/03/2014(b)	5,000		5,007
1.82%, 09/15/2020(a),(b)	12,919	12,890
				4.88%, 02/01/2015	11,500		12,175
Ford Credit Auto Owner Trust				Wells Fargo Bank NA
0.40%, 09/15/2015	9,441	9,438		5.75%, 05/16/2016	12,250		13,678
Santander Drive Auto Receivables Trust 2013-							$340,642
1
0.48%, 02/16/2016	11,632	11,630		Beverages - 0.83%
Santander Drive Auto Receivables Trust 2013-				PepsiCo Inc
2				0.75%, 03/05/2015	9,000		9,020
0.47%, 03/15/2016(b)	17,000	16,994		SABMiller Holdings Inc
		$123,099		1.85%, 01/15/2015(a)	5,500		5,578
Automobile Floor Plan Asset Backed Securities - 3.81%							$14,598
Ally Master Owner Trust				Biotechnology - 1.29%
0.64%, 04/15/2018(b)	16,500	16,419		Amgen Inc
Ford Credit Floorplan Master Owner Trust A				1.88%, 11/15/2014	4,500		4,569
0.57%, 01/15/2018(b)	18,000	17,991		2.13%, 05/15/2017	4,250		4,302
Nissan Master Owner Trust Receivables				2.30%, 06/15/2016	9,000		9,274
0.49%, 02/15/2018(b)	17,000	16,996		Gilead Sciences Inc
World Omni Master Owner Trust				2.40%, 12/01/2014	4,250		4,340
0.54%, 02/15/2018(a),(b)	15,250	15,249					$22,485
		$66,655		Chemicals - 0.71%
Automobile Manufacturers - 0.75%				Airgas Inc
Daimler Finance North America LLC				3.25%, 10/01/2015	12,000		12,493
1.30%, 07/31/2015(a)	3,000	3,014
1.88%, 09/15/2014(a)	10,000	10,095
				Commercial Services - 0.50%
		$13,109		ERAC USA Finance LLC
Banks- 19.47%				2.25%, 01/10/2014(a)	4,750		4,780
Australia & New Zealand Banking Group Ltd				5.60%, 05/01/2015(a)	3,750		4,034
3.70%, 01/13/2015(a)	5,750	5,975					$8,814
Bank of America NA
0.55%, 06/15/2016(b)	13,000	12,637		Computers - 0.45%
				Apple Inc
5.30%, 03/15/2017	24,000	26,244		1.00%, 05/03/2018	4,500		4,329
Barclays Bank PLC
5.20%, 07/10/2014	7,500	7,808		Hewlett-Packard Co
Branch Banking & Trust Co				1.25%, 09/13/2013	3,500		3,501
0.57%, 05/23/2017(b)	13,250	12,980					$7,830
Citigroup Inc				Diversified Financial Services - 7.02%
4.75%, 05/19/2015	4,500	4,768		Caterpillar Financial Services Corp
6.00%, 12/13/2013	10,000	10,195		2.05%, 08/01/2016	4,500		4,631
6.13%, 11/21/2017	4,250	4,866		Ford Motor Credit Co LLC
6.50%, 08/19/2013	14,250	14,283		3.98%, 06/15/2016	15,550		16,330
Commonwealth Bank of Australia				General Electric Capital Corp
3.75%, 10/15/2014(a)	12,500	12,976		0.47%, 01/08/2016(b)	15,500		15,422
Goldman Sachs Group Inc/The				0.48%, 05/11/2016(b)	10,000		9,910
0.67%, 07/22/2015(b)	16,250	16,140		0.92%, 07/12/2016(b)	3,000		3,004
HSBC Bank PLC				5.63%, 09/15/2017	4,500		5,119
3.10%, 05/24/2016(a)	3,750	3,939		Jefferies Group LLC
3.50%, 06/28/2015(a)	13,500	14,148		3.88%, 11/09/2015	6,500		6,774

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Diversified Financial Services (continued)				Home Equity Asset Backed Securities (continued)
MassMutual Global Funding II				Home Equity Asset Trust 2005-4
2.30%, 09/28/2015(a)	$15,500	$16,025		0.66%, 10/25/2035(b)	$4,725		$4,157
2.88%, 04/21/2014(a)	7,000	7,123		JP Morgan Mortgage Acquisition Corp 2005-
Murray Street Investment Trust I				FLD1
4.65%, 03/09/2017(b)	24,000	25,666		0.68%, 07/25/2035(b)	3,603		3,587
Toyota Motor Credit Corp				JP Morgan Mortgage Acquisition Corp 2005-
1.75%, 05/22/2017	5,250	5,275		OPT1
2.05%, 01/12/2017	4,000	4,065		0.64%, 06/25/2035(b)	1,722		1,701
3.20%, 06/17/2015	3,250	3,403		Mastr Asset Backed Securities Trust 2005-
		$122,747		FRE1
				0.44%, 10/25/2035(b)	1,297		1,292
Electric - 4.23%				New Century Home Equity Loan Trust Series
LG&E and KU Energy LLC				2005-3
2.13%, 11/15/2015	10,000	10,237		0.67%, 07/25/2035(b)	20,000		19,648
Nisource Finance Corp				RAMP Series 2005-EFC2 Trust
5.25%, 09/15/2017	8,500	9,481		0.66%, 07/25/2035(b)	1,101		1,081
PPL Energy Supply LLC				RASC Series 2003-KS10 Trust
5.70%, 10/15/2035	10,000	10,724		4.47%, 03/25/2032	720		740
6.20%, 05/15/2016	3,000	3,330		RASC Series 2005-EMX4 Trust
Public Service Co of New Mexico				0.53%, 11/25/2035(b)	2,739		2,730
7.95%, 05/15/2018	17,750	21,247		Soundview Home Loan Trust 2005-CTX1
TransAlta Corp				0.61%, 11/25/2035(b)	3,750		3,630
6.65%, 05/15/2018	16,750	18,967		Structured Asset Securities Corp Mortgage
		$73,986		Loan Trust Series 2005-GEL4
Finance - Mortgage Loan/Banker - 2.38%				0.81%, 08/25/2035(b)	1,200		1,142
Fannie Mae				Terwin Mortgage Trust 2005-2HE
0.50%, 03/30/2016	10,000	9,980		0.95%, 01/25/2035(a),(b)	840		834
0.88%, 02/08/2018	14,000	13,653		Wells Fargo Home Equity Asset-Backed
1.13%, 04/27/2017	8,000	8,016		Securities 2004-2 Trust
Freddie Mac				0.61%, 10/25/2034(b)	267		256
0.63%, 12/29/2014	10,000	10,053		5.00%, 10/25/2034	11,500		11,422
		$41,702		5.00%, 10/25/2034	113		116
				Wells Fargo Home Equity Asset-Backed
Food- 0.66%				Securities 2005-2 Trust
Ingredion Inc				0.60%, 11/25/2035(b)	4,000		3,952
3.20%, 11/01/2015	6,750	7,032					$88,038
Tesco PLC
2.00%, 12/05/2014(a)	4,500	4,561		Insurance - 5.52%
		$11,593		Aspen Insurance Holdings Ltd
				6.00%, 08/15/2014	4,750		4,974
Gas- 0.36%				Berkshire Hathaway Finance Corp
Florida Gas Transmission Co LLC				1.50%, 01/10/2014	4,500		4,522
4.00%, 07/15/2015(a)	6,000	6,316		1.60%, 05/15/2017	20,000		20,124
				Berkshire Hathaway Inc
Home Equity Asset Backed Securities - 5.03%				2.20%, 08/15/2016	4,000		4,153
ABFC 2005-OPT1 Trust				MetLife Institutional Funding II
0.55%, 07/25/2035(b)	920	895		0.64%, 01/06/2015(a),(b)	3,000		3,010
ABFC 2005-WMC1 Trust				Metropolitan Life Global Funding I
0.85%, 06/25/2035(b)	5,134	5,041		5.13%, 06/10/2014(a)	12,250		12,729
ACE Securities Corp Home Equity Loan Trust				New York Life Global Funding
				2.45%, 07/14/2016(a)	16,500		17,121
Series 0.55%, 2005-AG1 08/25/2035(b)	447	413		3.00%, 05/04/2015(a)	4,000		4,162
ACE Securities Corp Home Equity Loan Trust				Prudential Covered Trust 2012-1
				3.00%, 09/30/2015(a)	24,863		25,713
Series 2005-HE2
0.87%, 04/25/2035(b)	1,026	1,024					$96,508
0.91%, 04/25/2035(b)	2,000	1,938		Iron & Steel - 0.38%
ACE Securities Corp Home Equity Loan Trust				ArcelorMittal
Series 2005-WF1				4.25%, 03/01/2016	6,500		6,679
0.53%, 05/25/2035(b)	4,936	4,780
Asset Backed Securities Corp Home Equity
Loan Trust Series OOMC 2005-HE6				Machinery - Construction & Mining - 0.37%
0.70%, 07/25/2035(b)	4,500	4,454		Caterpillar Inc
Bayview Financial Acquisition Trust				1.50%, 06/26/2017	6,500		6,451
0.82%, 05/28/2044(b)	2,894	2,845
5.66%, 12/28/2036(b)	656	662		Manufactured Housing Asset Backed Securities - 0.01%
Bear Stearns Asset Backed Securities I Trust				Green Tree Financial Corp
2006-PC1				7.70%, 09/15/2026	120		132
0.52%, 12/25/2035(b)	8,400	8,244
Home Equity Asset Trust 2005-2
0.91%, 07/25/2035(b)	1,467	1,454
See accompanying notes				234

Schedule of Investments
Short-Term Income Fund
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Media- 0.71%				Mortgage Backed Securities (continued)
NBCUniversal Enterprise Inc				MASTR Adjustable Rate Mortgages Trust
0.81%, 04/15/2016(a),(b)	$4,500	$4,510		2004-9
Walt Disney Co/The				0.69%, 11/25/2034(b)	$388		$387
1.13%, 02/15/2017	8,000	7,900		MASTR Alternative Loan Trust 2003-9
		$12,410		6.50%, 01/25/2019	920		966
				MASTR Asset Securitization Trust
Mining - 1.05%				5.25%, 12/25/2033	2,560		2,580
Anglo American Capital PLC				MASTR Asset Securitization Trust 2004-11
2.15%, 09/27/2013(a)	6,500	6,511
				5.00%, 12/25/2019	225		232
Teck Resources Ltd				Prime Mortgage Trust 2005-2
5.38%, 10/01/2015	3,750	4,064		5.25%, 07/25/2020(b)	2,494		2,522
Xstrata Finance Canada Ltd				RALI Series 2003-QS23 Trust
2.45%, 10/25/2017(a)	8,000	7,811
				5.00%, 12/26/2018	3,539		3,610
		$18,386		RALI Series 2004-QS3 Trust
Mortgage Backed Securities - 9.89%				5.00%, 03/25/2019	1,591		1,655
Alternative Loan Trust 2004-J8				Sequoia Mortgage Trust 2013-4
6.00%, 02/25/2017	713	725		1.55%, 04/25/2043(b)	17,237		16,768
Banc of America Alternative Loan Trust 2003-				Sequoia Mortgage Trust 2013-8
10				2.25%, 06/25/2043(b)	13,436		13,738
5.00%, 12/25/2018	1,126	1,164		Springleaf Mortgage Loan Trust
Banc of America Funding 2004-3 Trust				1.27%, 06/25/2058(a),(b)	16,886		16,581
4.75%, 09/25/2019	1,310	1,346		Springleaf Mortgage Loan Trust 2012-2
Banc of America Mortgage Trust 2004-8				2.22%, 10/25/2057(a)	11,409		11,509
5.25%, 10/25/2019	579	595		Springleaf Mortgage Loan Trust 2012-3
Banc of America Mortgage Trust 2005-2				1.57%, 12/25/2059(a),(b)	14,810		14,736
5.00%, 03/25/2020	555	559		Springleaf Mortgage Loan Trust 2013-2
Banc of America Mortgage Trust 2005-7				1.78%, 12/25/2065(a)	8,877		8,787
5.00%, 08/25/2020	663	706		WaMu Mortgage Pass Through Certificates
Cendant Mortgage Capital LLC CDMC Mort				5.00%, 09/25/2018	375		389
Pas Thr Ce Se 04 3							$173,035
4.87%, 06/25/2034(b)	236	238
				Oil & Gas - 6.33%
CHL Mortgage Pass-Through Trust 2003-28				BP Capital Markets PLC
4.50%, 08/25/2033	499	501		1.85%, 05/05/2017	4,500		4,528
CHL Mortgage Pass-Through Trust 2004-19				3.13%, 10/01/2015	4,000		4,193
5.25%, 10/25/2034	249	250		3.63%, 05/08/2014	10,000		10,244
CHL Mortgage Pass-Through Trust 2004-J1				5.25%, 11/07/2013	8,000		8,102
4.50%, 01/25/2019(b)	640	651
				Chevron Corp
CHL Mortgage Pass-Through Trust 2004-J7				1.72%, 06/24/2018	11,700		11,649
5.00%, 09/25/2019	1,199	1,234		Ensco PLC
Countrywide Asset-Backed Certificates				3.25%, 03/15/2016	10,250		10,709
0.47%, 11/25/2035(b)	417	416
				Petrobras International Finance Co
Credit Suisse First Boston Mortgage Securities				3.88%, 01/27/2016	8,250		8,512
Corp				Phillips 66
1.15%, 05/25/2034(b)	527	514
				2.95%, 05/01/2017	11,000		11,418
5.00%, 09/25/2019	204	203		Shell International Finance BV
5.00%, 10/25/2019	1,220	1,234		3.10%, 06/28/2015	10,000		10,473
Fannie Mae REMICS				Total Capital Canada Ltd
0.44%, 03/25/2035(b)	5	5		0.65%, 01/15/2016(b)	6,250		6,292
Freddie Mac REMICS				Total Capital International SA
0.64%, 06/15/2023(b)	24	24
Ginnie Mae				1.55%, 06/28/2017	10,000		9,984
0.62%, 07/16/2054(b)	89,517	5,513		Total Capital SA
0.70%, 08/16/2051(b)	87,195	5,909		3.00%, 06/24/2015	14,000		14,630
0.87%, 02/16/2053(b)	128,503	9,992					$110,734
0.92%, 03/16/2052(b)	88,793	7,577		Oil & Gas Services - 0.97%
0.93%, 01/01/2055(b)	35,896	2,470		Schlumberger Investment SA
1.01%, 01/16/2055(b)	71,804	4,810		1.95%, 09/14/2016(a)	6,500		6,645
1.03%, 09/16/2054(b)	39,855	2,797		Weatherford International Ltd/Bermuda
1.03%, 02/16/2055(b)	79,674	4,708		5.50%, 02/15/2016	9,500		10,297
1.06%, 03/16/2049(b)	132,545	9,243					$16,942
1.14%, 08/16/2042(b)	99,232	8,223
4.50%, 08/20/2032	290	302		Other Asset Backed Securities - 7.31%
JP Morgan Mortgage Trust 2004-S1				Ameriquest Mortgage Securities Inc Asset-
5.00%, 09/25/2034	3,815	3,933		Backed Pass-Through Ctfs Ser 2005-R1
				0.64%, 03/25/2035(b)	5,197		5,110
JP Morgan Resecuritization Trust Series 2010-
4				Ameriquest Mortgage Securities Inc Asset-
2.73%, 10/26/2036(a),(b)	2,705	2,733		Backed Pass-Through Ctfs Ser 2005-R6
				0.39%, 08/25/2035(b)	752		735

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Other Asset Backed Securities (continued)				Real Estate (continued)
Carrington Mortgage Loan Trust Series 2005-				WEA Finance LLC / WT Finance Aust Pty
FRE1				Ltd
0.47%, 12/25/2035(b)	$221	$219		5.75%, 09/02/2015(a)	$4,250		$4,651
Carrington Mortgage Loan Trust Series 2005-							$9,707
NC4
0.59%, 09/25/2035(b)	2,510	2,465		REITS- 2.50%
Citigroup Mortgage Loan Trust Inc				Arden Realty LP
0.62%, 07/25/2035(b)	1,000	984		5.25%, 03/01/2015	8,500		9,001
CNH Equipment Trust 2012-D				BioMed Realty LP
0.45%, 04/15/2016	18,000	17,984		3.85%, 04/15/2016	7,000		7,367
Countrywide Asset-Backed Certificates				Health Care REIT Inc
0.64%, 08/25/2035(b)	5,085	5,044		3.63%, 03/15/2016	5,500		5,792
0.65%, 10/25/2035(b)	1,267	1,263		5.88%, 05/15/2015	6,000		6,491
0.68%, 12/25/2035(b)	1,799	1,789		6.00%, 11/15/2013	5,000		5,071
0.70%, 11/25/2035(b)	5,773	5,739		Healthcare Realty Trust Inc
Credit-Based Asset Servicing and				6.50%, 01/17/2017	4,500		5,069
Securitization LLC				Nationwide Health Properties Inc
5.12%, 07/25/2035(b)	2,256	2,225		6.00%, 05/20/2015	4,500		4,902
Fieldstone Mortgage Investment Trust Series							$43,693
2005-1				Savings & Loans - 0.00%
1.27%, 03/25/2035(b)	6,664	6,407		Washington Mutual Bank / Henderson NV
First Frankin Mortgage Loan Trust 2005-FF4				0.00%, 01/15/2013(c),(d)	1,200		—
0.62%, 05/25/2035(b)	1,531	1,500
First Frankin Mortgage Loan Trust 2005-FF9
0.47%, 10/25/2035(b)	1,782	1,780		Semiconductors - 0.34%
GE Equipment Small Ticket LLC				Samsung Electronics America Inc
0.73%, 01/25/2016(a),(b)	6,000	5,994		1.75%, 04/10/2017(a)	6,000		5,940
JP Morgan Mortgage Acquisition Corp 2005-
OPT2				Student Loan Asset Backed Securities - 1.15%
0.48%, 12/25/2035(b)	2,972	2,829		SLM Private Credit Student Loan Trust 2002-
Mastr Specialized Loan Trust				A
1.44%, 11/25/2034(a),(b)	3,181	3,051		0.82%, 12/16/2030(b)	8,332		8,071
Merrill Lynch Mortgage Investors Trust Series				SLM Private Education Loan Trust 2013-1
2005-FM1				0.79%, 08/15/2022(a),(b)	7,245		7,210
0.57%, 05/25/2036(b)	4,540	4,456		SLM Private Education Loan Trust 2013-B
PFS Financing Corp				0.84%, 07/15/2022(a),(b)	4,898		4,889
0.69%, 04/17/2017(a),(b)	8,750	8,723					$20,170
0.74%, 02/15/2018(a),(b)	18,000	17,930
Saxon Asset Securities Trust 2005-3				Telecommunications - 1.85%
0.56%, 11/25/2035(b)	3,852	3,748		AT&T Inc
Securitized Asset Backed Receivables LLC				0.66%, 02/12/2016(b)	9,000		9,026
Trust 2005-OP2				2.50%, 08/15/2015	4,000		4,131
0.51%, 10/25/2035(b)	7,739	7,135		2.95%, 05/15/2016	4,000		4,197
Securitized Asset Backed Receivables LLC				Vodafone Group PLC
Trust 2006-OP1				0.66%, 02/19/2016(b)	9,000		8,997
0.49%, 10/25/2035(b)	372	362		1.63%, 03/20/2017	6,000		5,917
Springleaf Funding Trust 2013-A							$32,268
2.58%, 09/15/2021(a),(b)	17,500	17,337
				Trucking & Leasing - 1.16%
Wachovia Mortgage Loan Trust Series 2005-				Penske Truck Leasing Co Lp / PTL Finance
WMC1				Corp
0.56%, 10/25/2035(b)	3,043	2,991
				2.50%, 03/15/2016(a)	6,000		6,100
		$127,800		3.13%, 05/11/2015(a)	13,750		14,194
Pharmaceuticals - 1.76%							$20,294
AbbVie Inc				TOTAL BONDS			$1,706,568
1.20%, 11/06/2015(a)	22,500	22,585		U.S. GOVERNMENT & GOVERNMENT	Principal
Merck & Co Inc				AGENCY OBLIGATIONS - 0.22%	Amount (000's)	Value	(000	's)
1.10%, 01/31/2018	8,500	8,248		Federal Home Loan Mortgage Corporation (FHLMC) -
		$30,833		0.03%
				2.26%, 11/01/2021(b)	$10		$11
Pipelines - 0.28%				2.39%, 09/01/2035(b)	152		162
DCP Midstream LLC				6.00%, 04/01/2017	45		48
5.38%, 10/15/2015(a)	4,585	4,951
				6.00%, 05/01/2017	80		85
				6.50%, 12/01/2015	4		5
Real Estate - 0.56%				7.00%, 12/01/2022	122		139
WCI Finance LLC / WEA Finance LLC				7.50%, 12/01/2029	1		1
5.70%, 10/01/2016(a)	4,500	5,056		9.50%, 08/01/2016	4		4
							$455

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2013 (unaudited)

				(a)	Security exempt from registration under Rule 144A of the Securities Act of
				1933. These securities may be resold in transactions exempt from
U.S. GOVERNMENT & GOVERNMENT	Principal			registration, normally to qualified institutional buyers. Unless otherwise
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	indicated, these securities are not considered illiquid. At the end of the
Federal National Mortgage Association (FNMA) - 0.09%				period, the value of these securities totaled $449,745 or 25.71% of net
2.21%, 01/01/2019(b)	$2	$2		assets.
2.30%, 11/01/2022(b)	2	3		(b) Variable Rate. Rate shown is in effect at July 31, 2013.
2.32%, 02/01/2037(b)	200	212		(c) Non-Income Producing Security
2.36%, 01/01/2035(b)	30	30		(d) Fair value of these investments is determined in good faith by the
2.41%, 11/01/2032(b)	68	68		Manager under procedures established and periodically reviewed by the
2.51%, 07/01/2034(b)	235	249		Board of Directors. At the end of the period, the fair value of these
2.51%, 02/01/2035(b)	30	32		securities totaled $0 or 0.00% of net assets.
2.52%, 07/01/2034(b)	67	71
2.53%, 12/01/2032(b)	99	104
2.57%, 10/01/2035(b)	437	464
2.59%, 08/01/2034(b)	99	105		Portfolio Summary (unaudited)
2.63%, 01/01/2035(b)	169	179		Sector	Percent
4.26%, 11/01/2035(b)	13	14		Financial	36.94%
5.60%, 04/01/2019(b)	4	4		Asset Backed Securities	24.35%
				Mortgage Securities	10.01%
6.00%, 07/01/2028	8	9		Energy	7.58%
6.50%, 01/01/2014	2	2
7.50%, 10/01/2029	9	10		Consumer, Non-cyclical	5.93%
				Utilities	4.59%
8.00%, 05/01/2027	3	4		Communications	2.56%
8.50%, 11/01/2017	5	5
10.00%, 05/01/2022	4	5		Government	2.48%
				Basic Materials	2.14%
		$1,572		Industrial	1.53%
Government National Mortgage Association (GNMA) -				Technology	0.79%
0.00%				Consumer, Cyclical	0.75%
9.00%, 04/20/2025	2	2		Other Assets in Excess of Liabilities, Net	0.35%
11.00%, 11/15/2015	1	1		TOTAL NET ASSETS	100.00%
11.00%, 11/15/2015	1	1
10.00%, 01/15/2019	39	40
		$44

U.S. Treasury - 0.10%
0.13%, 12/31/2013	1,725	1,725

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$3,796
	Maturity
REPURCHASE AGREEMENTS - 1.87%	Amount (000's)	Value(000	's)
Banks- 1.87%
Investment in Joint Trading Account; Credit	$6,421	$6,421
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $6,549,361; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	12,985	12,984
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $13,244,263; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	7,491	7,491
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $7,640,921; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)
Investment in Joint Trading Account; Merrill	5,857	5,857
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $5,973,964; 0.25% - 3.13%;
dated 07/31/15 - 02/15/43)
		$32,753
TOTAL REPURCHASE AGREEMENTS		$32,753
Total Investments		$1,743,117
Other Assets in Excess of Liabilities, Net - 0.35%		$6,163
TOTAL NET ASSETS - 100.00%		$1,749,280

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
July 31, 2013 (unaudited)

COMMON STOCKS - 95.66%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 1.72%				Computers - 3.92%
Esterline Technologies Corp (a)	53,340	$4,344		CACI International Inc (a)	43,230		$2,871
Triumph Group Inc	42,840	3,361		Manhattan Associates Inc (a)	77,240		6,823
		$7,705		Netscout Systems Inc (a)	186,210		4,940
Airlines - 0.72%				Syntel Inc	40,530		2,909
US Airways Group Inc (a)	165,410	3,201					$17,543
				Consumer Products - 1.27%
				Prestige Brands Holdings Inc (a)	167,880		5,693
Apparel - 0.84%
Skechers U.S.A. Inc (a)	137,750	3,758
				Diversified Financial Services - 2.63%
				Medley Capital Corp	133,930		1,956
Automobile Parts & Equipment - 0.95%				Nationstar Mortgage Holdings Inc (a)	47,930		2,218
Tenneco Inc (a)	88,000	4,253
				Nelnet Inc	20,153		784
				Ocwen Financial Corp (a)	48,390		2,304
Banks - 6.56%				Piper Jaffray Cos (a)	43,050		1,444
Banner Corp	56,758	2,105		Waddell & Reed Financial Inc	59,680		3,047
BBCN Bancorp Inc	133,512	1,951					$11,753
Cardinal Financial Corp	115,377	1,888
First Interstate Bancsystem Inc	74,670	1,760		Electric - 3.14%
First of Long Island Corp/The	18,500	666		Avista Corp	171,650		4,940
				NRG Yield Inc (a)	80,519		2,295
Hanmi Financial Corp	151,990	2,584
Sterling Financial Corp/WA	29,080	771		UNS Energy Corp	134,169		6,822
Susquehanna Bancshares Inc	487,780	6,487					$14,057
Umpqua Holdings Corp	270,730	4,559		Electrical Components & Equipment - 1.32%
Webster Financial Corp	185,440	5,051		EnerSys Inc	111,470		5,899
WesBanco Inc	52,100	1,534
		$29,356
				Electronics - 2.13%
Biotechnology - 3.63%				FEI Co	73,860		5,720
Alnylam Pharmaceuticals Inc (a)	17,250	796		Fluidigm Corp (a)	51,100		908
Ariad Pharmaceuticals Inc (a)	73,450	1,365		Taser International Inc (a)	329,020		2,922
Astex Pharmaceuticals (a)	28,910	151					$9,550
Bluebird Bio Inc (a)	15,185	473
Cambrex Corp (a)	42,920	629		Engineering & Construction - 2.54%
Cellular Dynamics International Inc (a)	97,452	969		AECOM Technology Corp (a)	160,970		5,457
Cubist Pharmaceuticals Inc (a)	19,980	1,245		EMCOR Group Inc	142,700		5,890
Cytokinetics Inc (a)	96,285	1,198					$11,347
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	132
Epizyme Inc (a)	12,533	452		Food - 0.45%
Exact Sciences Corp (a)	90,942	1,248		Fresh Del Monte Produce Inc	71,414		2,006
Insmed Inc (a)	56,924	632
Medicines Co/The (a)	55,780	1,724		Gas - 0.57%
Merrimack Pharmaceuticals Inc (a)	122,664	586		Southwest Gas Corp	51,280		2,545
NewLink Genetics Corp (a)	22,330	401
NPS Pharmaceuticals Inc (a)	81,288	1,464
RTI Surgical Inc (a)	261,654	1,026		Hand & Machine Tools - 0.89%
Seattle Genetics Inc (a)	29,280	1,186		Regal-Beloit Corp	61,470		3,976
Sunesis Pharmaceuticals Inc (a)	113,220	575
		$16,252		Healthcare - Products - 1.66%
				Cantel Medical Corp	57,897		1,537
Building Materials - 1.19%				Cynosure Inc (a)	63,770		1,816
Eagle Materials Inc	21,240	1,433		DexCom Inc (a)	47,060		1,025
Louisiana-Pacific Corp (a)	80,060	1,302		Insulet Corp (a)	43,100		1,374
Trex Co Inc (a)	54,780	2,593		LipoScience Inc (a)	53,230		338
		$5,328		STAAR Surgical Co (a)	16,068		169
				Symmetry Medical Inc (a)	134,857		1,175
Chemicals - 1.41%
Axiall Corp	25,880	1,141					$7,434
Landec Corp (a)	45,030	679		Healthcare - Services - 3.15%
OM Group Inc (a)	145,770	4,500		Air Methods Corp	12,260		412
		$6,320		Centene Corp (a)	54,200		3,007
				Gentiva Health Services Inc (a)	48,700		523
Commercial Services - 4.79%				HealthSouth Corp	215,090		7,003
ABM Industries Inc	129,240	3,347		Magellan Health Services Inc (a)	54,960		3,141
Huron Consulting Group Inc (a)	63,980	3,259
Korn/Ferry International (a)	215,350	4,206					$14,086
PAREXEL International Corp (a)	117,310	5,801		Home Builders - 1.31%
RPX Corp (a)	62,994	1,099		KB Home	168,080		2,983
Team Health Holdings Inc (a)	76,540	3,079		MDC Holdings Inc	91,270		2,888
Viad Corp	27,290	656					$5,871
		$21,447

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance - 2.94%				REITS (continued)
American Equity Investment Life Holding Co	343,587	$6,253		CapLease Inc	149,930		$1,271
Horace Mann Educators Corp	107,350	3,042		Corrections Corp of America	153,502		5,073
Montpelier Re Holdings Ltd ADR	143,156	3,867		Extra Space Storage Inc	107,820		4,534
		$13,162		First Industrial Realty Trust Inc	355,020		5,808
Internet - 2.05%				RLJ Lodging Trust	140,607		3,406
CDW Corp/DE (a)	223,027	4,795		Starwood Property Trust Inc	125,830		3,196
IntraLinks Holdings Inc (a)	179,900	1,709					$24,713
Overstock.com Inc (a)	33,740	1,148		Retail - 10.59%
Stamps.com Inc (a)	25,180	1,004		ANN Inc (a)	167,860		5,689
Travelzoo Inc (a)	17,310	496		Brown Shoe Co Inc	230,930		5,489
		$9,152		Conn's Inc (a)	113,542		7,337
				First Cash Financial Services Inc (a)	17,214		919
Investment Companies - 1.02%				Haverty Furniture Cos Inc	88,160		2,292
Prospect Capital Corp	417,594	4,573		Kirkland's Inc (a)	34,585		608
				Office Depot Inc (a)	1,367,170		5,920
Machinery - Construction & Mining - 0.58%				Pacific Sunwear of California Inc (a)	207,920		925
Terex Corp (a)	88,690	2,615		Red Robin Gourmet Burgers Inc (a)	130,420		7,418
				Rite Aid Corp (a)	1,500,200		4,501
				Stein Mart Inc	116,730		1,631
Machinery - Diversified - 0.82%				Susser Holdings Corp (a)	68,330		3,534
Wabtec Corp/DE	63,100	3,664		Wendy's Co/The	161,850		1,151
							$47,414
Metal Fabrication & Hardware - 1.25%
Mueller Industries Inc	31,640	1,737		Savings & Loans - 1.00%
				Oritani Financial Corp	118,215		1,922
Worthington Industries Inc	108,210	3,870		Provident Financial Services Inc	143,400		2,551
		$5,607					$4,473
Mining - 0.58%				Semiconductors - 1.86%
US Silica Holdings Inc	107,800	2,609		Entegris Inc (a)	464,030		4,422
				IXYS Corp	114,300		1,285
Miscellaneous Manufacturing - 1.34%				Rudolph Technologies Inc (a)	211,680		2,614
AZZ Inc	37,138	1,405					$8,321
Crane Co	75,110	4,574		Software - 5.25%
		$5,979		Acxiom Corp (a)	220,440		5,681
Oil & Gas - 4.25%				Aspen Technology Inc (a)	192,280		6,257
EPL Oil & Gas Inc (a)	166,690	5,361		CommVault Systems Inc (a)	70,660		5,966
Kodiak Oil & Gas Corp (a)	455,980	4,428		MedAssets Inc (a)	73,650		1,603
Midstates Petroleum Co Inc (a)	188,910	1,133		SYNNEX Corp (a)	80,890		4,005
Penn Virginia Corp (a)	659,600	3,324					$23,512
Western Refining Inc	158,830	4,786		Telecommunications - 3.37%
		$19,032		ARRIS Group Inc (a)	280,101		4,213
Oil & Gas Services - 2.68%				Consolidated Communications Holdings Inc	92,250		1,613
Flotek Industries Inc (a)	174,995	3,426		Plantronics Inc	102,040		4,744
Hornbeck Offshore Services Inc (a)	70,060	3,710		RF Micro Devices Inc (a)	869,280		4,512
ION Geophysical Corp (a)	443,120	2,725					$15,082
MRC Global Inc (a)	79,703	2,138
		$11,999		Textiles - 0.40%
				G&K Services Inc	33,978		1,794
Pharmaceuticals - 3.14%
Achillion Pharmaceuticals Inc (a)	139,480	996		TOTAL COMMON STOCKS			$428,188
Agios Pharmaceuticals Inc (a)	12,159	355			Maturity
Alkermes PLC (a)	56,240	1,889		REPURCHASE AGREEMENTS - 3.94%	Amount (000's)	Value	(000	's)
Aratana Therapeutics Inc (a)	107,398	1,000
Array BioPharma Inc (a)	408,820	2,723		Banks- 3.94%
Clovis Oncology Inc (a)	11,230	875		Investment in Joint Trading Account; Credit	$3,453		$3,453
Endo Health Solutions Inc - Rights (a),(c)	115,600	—		Suisse Repurchase Agreement; 0.05%
KaloBios Pharmaceuticals Inc (a)	92,490	557		dated 07/31/2013 maturing 08/01/2013
Keryx Biopharmaceuticals Inc (a)	116,180	1,057		(collateralized by US Government
Medivation Inc (a)	14,680	849		Securities; $3,521,609; 0.00% - 11.25%;
Onyx Pharmaceuticals Inc (a)	13,720	1,801		dated 02/15/15 - 08/15/40)
Orexigen Therapeutics Inc (a)	147,300	1,119		Investment in Joint Trading Account; Deutsche	6,982		6,982
Pharmacyclics Inc (a)	7,690	835		Bank Repurchase Agreement; 0.09% dated
		$14,056		07/31/2013 maturing 08/01/2013
				(collateralized by US Government
Publicly Traded Investment Fund - 0.23%				Securities; $7,121,477; 0.00% - 1.38%;
THL Credit Inc	67,440	1,051		dated 10/28/13 - 03/09/18)

REITS - 5.52%
American Assets Trust Inc	43,980	1,425

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
July 31, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; JP	$4,028	$4,028
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $4,108,545; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)
Investment in Joint Trading Account; Merrill	3,149	3,149
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $3,212,217; 0.25% - 3.13%;
dated 07/31/15 - 02/15/43)
		$17,612
TOTAL REPURCHASE AGREEMENTS		$17,612
Total Investments		$445,800
Other Assets in Excess of Liabilities, Net - 0.40%		$1,769
TOTAL NET ASSETS - 100.00%		$447,569

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $132 or 0.03% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		23.84%
Consumer, Non-cyclical		18.09%
Consumer, Cyclical		14.81%
Industrial		13.78%
Technology		11.03%
Energy		6.93%
Communications		5.42%
Utilities		3.71%
Basic Materials		1.99%
Other Assets in Excess of Liabilities, Net		0.40%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; September 2013	Long	122	$11,940	$12,723	$783
Total					$783

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2013 (unaudited)

COMMON STOCKS - 93.39%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 0.59%				Biotechnology (continued)
Astronics Corp (a)	5,393	$213		Alnylam Pharmaceuticals Inc (a)	62,830		$2,901
Cubic Corp	582	29		AMAG Pharmaceuticals Inc (a)	9,164		206
GenCorp Inc (a)	11,334	198		Arena Pharmaceuticals Inc (a)	48,380		336
HEICO Corp	168,801	9,588		Ariad Pharmaceuticals Inc (a)	290,919		5,405
Innovative Solutions & Support Inc	5,460	42		Arqule Inc (a)	23,742		63
Kaman Corp	4,210	159		Astex Pharmaceuticals (a)	5,889		31
M/A-COM Technology Solutions Holdings Inc	4,239	68		Cambrex Corp (a)	6,614		97
(a)				Cell Therapeutics Inc (a)	48,776		55
Moog Inc (a)	1,770	100		Celldex Therapeutics Inc (a)	288,337		5,905
Teledyne Technologies Inc (a)	3,224	259		Charles River Laboratories International Inc (a)	131,791		6,002
		$10,656		Chelsea Therapeutics International Ltd (a)	29,112		86
				Coronado Biosciences Inc (a)	9,568		75
Agriculture - 0.01%				Cubist Pharmaceuticals Inc (a)	162,920		10,155
Vector Group Ltd	9,990	166		Cytokinetics Inc (a)	8,569		107
				Dendreon Corp (a)	43,984		202
Airlines - 0.38%				Emergent Biosolutions Inc (a)	2,281		40
Allegiant Travel Co	4,513	440		Epizyme Inc (a)	2,511		91
Republic Airways Holdings Inc (a)	11,484	158		Exact Sciences Corp (a)	40,255		553
SkyWest Inc	1,485	22		Exelixis Inc (a)	45,119		229
Spirit Airlines Inc (a)	57,523	1,901		GTx Inc (a)	11,140		53
US Airways Group Inc (a)	225,041	4,354		Halozyme Therapeutics Inc (a)	22,642		193
		$6,875		ImmunoGen Inc (a)	15,758		300
				Incyte Corp Ltd (a)	349,863		8,190
Apparel - 0.75%				Insmed Inc (a)	11,999		133
Crocs Inc (a)	21,138	289		Intercept Pharmaceuticals Inc (a)	61,759		2,891
G-III Apparel Group Ltd (a)	34,736	1,788		InterMune Inc (a)	18,182		282
Iconix Brand Group Inc (a)	7,379	242		KYTHERA Biopharmaceuticals Inc (a)	4,331		119
Oxford Industries Inc	3,422	232		Ligand Pharmaceuticals Inc (a)	4,834		229
Quiksilver Inc (a)	1,368,681	8,650		Medicines Co/The (a)	15,491		479
RG Barry Corp	297	5		MEI Pharma Inc (a)	4,160		32
Steven Madden Ltd (a)	33,767	1,736		Merrimack Pharmaceuticals Inc (a)	39,368		188
Wolverine World Wide Inc	12,260	705		NeoGenomics Inc (a)	14,229		40
		$13,647		NewLink Genetics Corp (a)	7,312		131
Automobile Manufacturers - 0.00%				NPS Pharmaceuticals Inc (a)	16,488		297
Wabash National Corp (a)	2,327	25		OncoGenex Pharmaceutical Inc (a)	6,387		62
				PDL BioPharma Inc	38,416		312
				Puma Biotechnology Inc (a)	78,420		4,008
Automobile Parts & Equipment - 0.37%				Repligen Corp (a)	11,990		122
American Axle & Manufacturing Holdings Inc	177,489	3,453		Sangamo Biosciences Inc (a)	23,502		229
(a)				Seattle Genetics Inc (a)	180,270		7,304
Cooper Tire & Rubber Co	3,188	107		Sunesis Pharmaceuticals Inc (a)	13,742		70
Dana Holding Corp	6,570	144					$60,811
Dorman Products Inc	6,948	327
Gentherm Inc (a)	9,263	189		Building Materials - 1.05%
Standard Motor Products Inc	6,060	208		AAON Inc	7,031		152
Tenneco Inc (a)	16,810	812		Apogee Enterprises Inc	8,691		232
Titan International Inc	11,268	194		Builders FirstSource Inc	18,971		112
Tower International Inc (a)	2,590	58		Comfort Systems USA Inc	4,918		76
Westport Innovations Inc (a)	36,500	1,195		Drew Industries Inc	5,493		224
		$6,687		Eagle Materials Inc	31,451		2,122
				Headwaters Inc (a)	20,853		197
Banks - 2.27%				Lennox International Inc	20,400		1,465
Bank of the Ozarks Inc	5,248	251		Louisiana-Pacific Corp (a)	26,952		438
Cass Information Systems Inc	4,538	251		Martin Marietta Materials Inc	44,374		4,420
First Financial Bankshares Inc	5,165	318		NCI Building Systems Inc (a)	7,385		105
Home BancShares Inc/AR	5,072	139		Nortek Inc (a)	2,498		169
Iberiabank Corp	153,187	9,007		Patrick Industries Inc (a)	1,710		43
PrivateBancorp Inc	59,200	1,396		PGT Inc (a)	14,091		141
Prosperity Bancshares Inc	207,874	12,269		Ply Gem Holdings Inc (a)	126,005		2,361
Signature Bank/New York NY (a)	100,501	9,201		Texas Industries Inc (a)	53,988		3,355
SVB Financial Group (a)	97,395	8,495		Trex Co Inc (a)	4,426		209
		$41,327		US Concrete Inc (a)	5,836		100
				USG Corp (a)	125,345		3,150
Beverages - 0.03%
Boston Beer Co Inc/The (a)	1,951	349					$19,071
Coca-Cola Bottling Co Consolidated	2,080	133		Chemicals - 1.58%
Farmer Bros Co (a)	2,554	41		Aceto Corp	2,698		42
		$523		American Pacific Corp (a)	2,509		91
Biotechnology - 3.34%				American Vanguard Corp	8,178		202
Acorda Therapeutics Inc (a)	11,475	436		Balchem Corp	8,234		410
				Chemtura Corp (a)	26,244		587
Aegerion Pharmaceuticals Inc (a)	23,709	2,172

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Commercial Services (continued)
Ferro Corp (a)	30,895	$202		Sotheby's	18,868		$849
Hawkins Inc	3,954	153		Steiner Leisure Ltd (a)	1,963		114
HB Fuller Co	13,432	539		Stewart Enterprises Inc	18,192		239
Innophos Holdings Inc	6,132	306		Strayer Education Inc	4,592		203
Innospec Inc	5,938	255		Team Health Holdings Inc (a)	309,910		12,465
KMG Chemicals Inc	2,897	65		Team Inc (a)	5,826		228
Landec Corp (a)	11,013	166		TeleTech Holdings Inc (a)	5,498		138
Olin Corp	14,380	351		TMS International Corp	2,870		47
OMNOVA Solutions Inc (a)	20,397	164		Tree.com Inc	1,605		30
PolyOne Corp	556,283	16,082		TrueBlue Inc (a)	446,527		11,922
Quaker Chemical Corp	1,566	103		United Rentals Inc (a)	399,488		22,899
Rentech Inc	96,344	206		VistaPrint NV (a)	8,622		440
Rockwood Holdings Inc	126,044	8,537		WEX Inc (a)	11,130		968
Stepan Co	3,000	180					$202,604
Zep Inc	3,625	48		Computers - 2.57%
		$28,689		Cadence Design Systems Inc (a)	734,954		10,716
Commercial Services - 11.14%				Computer Task Group Inc	6,712		125
Acacia Research Corp	6,022	138		Cray Inc (a)	8,618		200
Accretive Health Inc (a)	15,882	159		Datalink Corp (a)	6,587		86
Advisory Board Co/The (a)	153,229	8,993		Digimarc Corp	2,662		56
American Public Education Inc (a)	5,216	206		Electronics for Imaging Inc (a)	7,011		211
AMN Healthcare Services Inc (a)	10,750	159		FleetMatics Group PLC (a)	301,746		11,364
Arbitron Inc	7,657	352		Fusion-io Inc (a)	12,857		185
Ascent Capital Group Inc (a)	119,021	9,250		iGate Corp (a)	9,881		230
Avis Budget Group Inc (a)	90,400	2,860		j2 Global Inc	13,029		596
Barrett Business Services Inc	3,019	212		KEYW Holding Corp/The (a)	418,378		5,368
Bright Horizons Family Solutions Inc (a)	304,886	10,796		Manhattan Associates Inc (a)	5,817		514
Brink's Co/The	9,431	252		MTS Systems Corp	4,732		298
Capella Education Co (a)	4,694	230		Netscout Systems Inc (a)	10,532		279
Cardtronics Inc (a)	12,632	372		Qualys Inc (a)	6,326		101
Carriage Services Inc	6,673	125		RealD Inc (a)	16,792		179
Chemed Corp	5,502	388		Riverbed Technology Inc (a)	333,028		5,209
CoreLogic Inc/United States (a)	428,756	11,962		Silicon Graphics International Corp (a)	9,535		179
Corporate Executive Board Co	135,212	9,118		Synaptics Inc (a)	253,473		10,139
Corvel Corp (a)	5,432	184		Syntel Inc	4,420		317
CoStar Group Inc (a)	216,228	33,850		Unisys Corp (a)	938		24
Deluxe Corp	9,171	376		Virtusa Corp (a)	8,249		213
Electro Rent Corp	4,123	74		Vocera Communications Inc (a)	7,576		110
Euronet Worldwide Inc (a)	52,814	1,944					$46,699
EVERTEC Inc	73,314	1,752
ExamWorks Group Inc (a)	8,209	199		Consumer Products - 0.09%
ExlService Holdings Inc (a)	9,256	259		AT Cross Co (a)	3,673		68
Forrester Research Inc	5,443	191		Blyth Inc	4,602		65
Franklin Covey Co (a)	4,198	68		Central Garden and Pet Co - A Shares (a)	2,560		19
				Prestige Brands Holdings Inc (a)	15,092		512
Genpact Ltd	431,236	8,793		Spectrum Brands Holdings Inc	13,293		318
Global Payments Inc	119,303	5,525		Tumi Holdings Inc (a)	6,395		361
Grand Canyon Education Inc (a)	398,383	13,473
H&E Equipment Services Inc	7,122	163		WD-40 Co	4,871		280
Hackett Group Inc/The	3,409	19					$1,623
Healthcare Services Group Inc	16,918	416		Cosmetics & Personal Care - 0.02%
Heartland Payment Systems Inc	10,218	381		Elizabeth Arden Inc (a)	5,389		221
HMS Holdings Corp (a)	24,733	598		Inter Parfums Inc	5,205		172
Huron Consulting Group Inc (a)	48,507	2,471		Revlon Inc (a)	1,614		40
Insperity Inc	6,850	227					$433
ITT Educational Services Inc (a)	6,487	170
K12 Inc (a)	7,619	237		Distribution & Wholesale - 0.69%
Landauer Inc	4,205	207		Beacon Roofing Supply Inc (a)	13,502		551
LifeLock Inc (a)	14,550	166		Core-Mark Holding Co Inc	674		42
Matthews International Corp	5,955	230		Houston Wire & Cable Co	2,495		37
MAXIMUS Inc	296,816	11,163		LKQ Corp (a)	381,653		9,949
Medifast Inc (a)	6,154	168		MWI Veterinary Supply Inc (a)	3,572		508
Monro Muffler Brake Inc	50,120	2,155		Owens & Minor Inc	5,726		206
Multi-Color Corp	3,164	110		Pool Corp	12,935		683
National Research Corp (a)	3,258	59		Watsco Inc	6,153		574
On Assignment Inc (a)	12,746	389					$12,550
PAREXEL International Corp (a)	203,404	10,059
Performant Financial Corp (a)	9,489	100		Diversified Financial Services - 1.34%
				Affiliated Managers Group Inc (a)	45,454		8,198
Providence Service Corp/The (a)	4,504	124
RPX Corp (a)	1,913	33		BGC Partners Inc	34,325		215
				Blackhawk Network Holdings Inc (a)	4,883		119
ServiceSource International Inc (a)	14,735	157

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Engineering & Construction - 1.03%
Cohen & Steers Inc	5,312	$183		AECOM Technology Corp (a)	65,600		$2,224
Credit Acceptance Corp (a)	1,920	216		Aegion Corp (a)	2,461		56
Diamond Hill Investment Group Inc	1,191	123		Dycom Industries Inc (a)	475,435		12,590
E*Trade Financial Corp (a)	101,200	1,508		Exponent Inc	4,050		268
Ellie Mae Inc (a)	6,971	164		MasTec Inc (a)	106,537		3,516
Encore Capital Group Inc (a)	4,935	192		Mistras Group Inc (a)	6,751		113
Evercore Partners Inc - Class A	8,559	406		National Technical Systems Inc (a)	2,531		40
Financial Engines Inc	13,211	631					$18,807
FXCM Inc	9,879	163		Entertainment - 1.17%
GAMCO Investors Inc	2,783	157		Bally Technologies Inc (a)	31,400		2,251
Greenhill & Co Inc	7,235	364		Carmike Cinemas Inc (a)	2,129		39
Higher One Holdings Inc (a)	14,276	154
MarketAxess Holdings Inc	10,154	525		Churchill Downs Inc	3,810		309
Outerwall Inc (a)	8,043	444		Lions Gate Entertainment Corp (a)	81,500		2,651
Portfolio Recovery Associates Inc (a)	4,577	683		Multimedia Games Holding Co Inc (a)	7,894		276
Pzena Investment Management Inc	3,612	26		National CineMedia Inc	453,607		8,215
Regional Management Corp (a)	2,086	64		Pinnacle Entertainment Inc (a)	12,963		275
Stifel Financial Corp (a)	229,379	8,636		SHFL Entertainment Inc (a)	295,421		6,721
Virtus Investment Partners Inc (a)	1,568	292		Vail Resorts Inc	8,610		577
WageWorks Inc (a)	6,921	234					$21,314
Westwood Holdings Group Inc	2,870	143		Environmental Control - 0.93%
WisdomTree Investments Inc (a)	24,233	314		Calgon Carbon Corp (a)	14,566		261
World Acceptance Corp (a)	2,517	210		Ceco Environmental Corp	2,604		35
		$24,364		Darling International Inc (a)	9,421		191
Electric - 0.01%				Mine Safety Appliances Co	7,851		417
				Pure Cycle Corp (a)	7,441		43
Pike Electric Corp	5,983	73		Tetra Tech Inc (a)	2,133		50
UNS Energy Corp	1,091	56
		$129		Waste Connections Inc	366,519		15,856
							$16,853
Electrical Components & Equipment - 0.62%
Acuity Brands Inc	94,378	8,163		Food - 1.40%
Advanced Energy Industries Inc (a)	10,356	224		B&G Foods Inc	15,598		543
				Boulder Brands Inc (a)	102,818		1,327
Belden Inc	10,821	634
Coleman Cable Inc	3,353	73		Calavo Growers Inc	5,268		143
EnerSys Inc	4,365	231		Cal-Maine Foods Inc	3,746		190
				Chefs' Warehouse Inc/The (a)	287,273		5,760
Generac Holdings Inc	14,295	620		Fairway Group Holdings Corp (a)	47,700		1,196
General Cable Corp	1,584	50		Flowers Foods Inc	117,900		2,707
Insteel Industries Inc	7,172	121		Hain Celestial Group Inc (a)	50,196		3,662
Littelfuse Inc	5,768	461
PowerSecure International Inc (a)	8,053	131		Harris Teeter Supermarkets Inc	2,440		120
SunPower Corp (a)	11,606	321		Inventure Foods Inc (a)	5,643		50
Universal Display Corp (a)	9,944	288		J&J Snack Foods Corp	4,683		373
		$11,317		Lancaster Colony Corp	4,658		387
				Lifeway Foods Inc	1,993		35
Electronics - 0.29%				Pilgrim's Pride Corp (a)	18,024		300
Analogic Corp	2,329	166		Sanderson Farms Inc	7,266		513
Badger Meter Inc	4,306	205		Seaboard Corp	10		28
Coherent Inc	5,812	329		SUPERVALU Inc (a)	44,786		359
FARO Technologies Inc (a)	4,385	161		Tootsie Roll Industries Inc	5,413		183
FEI Co	10,480	812		TreeHouse Foods Inc (a)	6,973		495
FLIR Systems Inc	33,800	1,098		United Natural Foods Inc (a)	65,427		3,835
InvenSense Inc (a)	16,082	284		Village Super Market Inc	1,750		64
Measurement Specialties Inc (a)	3,946	197		WhiteWave Foods Co - A shares (a)	167,468		3,130
Mesa Laboratories Inc	1,119	73					$25,400
Methode Electronics Inc	8,831	167
NVE Corp (a)	2,168	108		Forest Products & Paper - 0.10%
OSI Systems Inc (a)	4,423	311		Buckeye Technologies Inc	6,762		252
Rogers Corp (a)	2,971	165		Clearwater Paper Corp (a)	4,181		205
Stoneridge Inc (a)	10,201	123		Deltic Timber Corp	3,066		185
Taser International Inc (a)	22,949	204		KapStone Paper and Packaging Corp	10,907		480
Watts Water Technologies Inc	908	48		Neenah Paper Inc	713		28
Woodward Inc	19,072	780		Orchids Paper Products Co	1,187		32
		$5,231		PH Glatfelter Co	10,226		271
				Schweitzer-Mauduit International Inc	6,107		331
Energy - Alternate Sources - 0.02%				Xerium Technologies Inc (a)	4,634		57
Clean Energy Fuels Corp (a)	16,537	214					$1,841
FutureFuel Corp	2,264	36
Renewable Energy Group Inc (a)	1,697	26		Gas - 0.01%
		$276		South Jersey Industries Inc	2,862		175

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Hand & Machine Tools - 0.55%				Healthcare - Services (continued)
Franklin Electric Co Inc	10,769	$401		Gentiva Health Services Inc (a)	13,299		$143
Lincoln Electric Holdings Inc	161,774	9,551		HealthSouth Corp	19,807		645
		$9,952		Healthways Inc (a)	9,568		164
				ICON PLC (a)	376,500		14,767
Healthcare - Products - 4.03%				IPC The Hospitalist Co Inc (a)	158,510		7,984
Abaxis Inc	6,015	253		Mednax Inc (a)	72,759		7,088
ABIOMED Inc (a)	9,608	241		Molina Healthcare Inc (a)	7,691		286
Accelerate Diagnostics Inc (a)	4,513	38		Skilled Healthcare Group Inc (a)	7,687		50
Align Technology Inc (a)	280,754	12,084
ArthroCare Corp (a)	6,444	234		US Physical Therapy Inc	5,227		150
				Vanguard Health Systems Inc (a)	7,911		166
AtriCure Inc (a)	8,891	86		WellCare Health Plans Inc (a)	101,836		6,215
Atrion Corp	702	169					$71,126
Biolase Inc (a)	12,334	45
Cantel Medical Corp	9,095	241		Holding Companies - Diversified - 0.01%
Cardiovascular Systems Inc (a)	9,069	187		Primoris Services Corp	9,785		204
Cepheid Inc (a)	97,249	3,391
Cerus Corp (a)	29,612	166
Cooper Cos Inc/The	23,318	2,969		Home Builders - 0.59%
Cyberonics Inc (a)	7,730	402		KB Home	115,078		2,043
				M/I Homes Inc (a)	2,895		62
Cynosure Inc (a)	2,718	77
				Meritage Homes Corp (a)	46,812		2,119
DexCom Inc (a)	19,180	418
Endologix Inc (a)	329,792	5,155		Ryland Group Inc/The	133,982		5,418
				Taylor Morrison Home Corp (a)	39,500		957
Exactech Inc (a)	879	19
				Winnebago Industries Inc (a)	7,791		186
Female Health Co/The	7,831	72
GenMark Diagnostics Inc (a)	12,366	117					$10,785
Genomic Health Inc (a)	7,105	253		Home Furnishings - 0.47%
Globus Medical Inc (a)	14,825	248		American Woodmark Corp (a)	4,219		146
Haemonetics Corp (a)	14,502	612		Daktronics Inc	3,890		42
Hanger Inc (a)	6,402	236		Ethan Allen Interiors Inc	38,238		1,161
HeartWare International Inc (a)	102,856	9,506		Harman International Industries Inc	102,440		6,201
Henry Schein Inc (a)	84,318	8,755		iRobot Corp (a)	7,811		273
ICU Medical Inc (a)	3,254	233		La-Z-Boy Inc	6,590		137
IDEXX Laboratories Inc (a)	63,798	6,252		Select Comfort Corp (a)	14,524		332
Insulet Corp (a)	14,665	468		TiVo Inc (a)	17,960		199
Integra LifeSciences Holdings Corp (a)	4,954	195					$8,491
Luminex Corp (a)	10,253	204
Masimo Corp	14,036	327		Housewares - 0.02%
Merge Healthcare Inc (a)	28,321	128		EveryWare Global Inc (a)	4,244		56
Meridian Bioscience Inc	11,578	286		Libbey Inc (a)	9,093		224
MiMedx Group Inc (a)	36,517	229					$280
Natus Medical Inc (a)	7,796	100
NuVasive Inc (a)	4,606	105		Insurance - 0.25%
NxStage Medical Inc (a)	14,812	192		American Equity Investment Life Holding Co	2,102		38
PhotoMedex Inc (a),(b)	1,871	30		Amtrust Financial Services Inc	6,160		256
QIAGEN NV (a)	69,500	1,453		Argo Group International Holdings Ltd	3,932		176
Quidel Corp (a)	7,944	213		Crawford & Co	4,200		33
(a)				Employers Holdings Inc	9,227		243
Rochester Medical Corp	4,016	59		Enstar Group Ltd (a)	1,424		205
Sirona Dental Systems Inc (a)	97,129	6,857
Spectranetics Corp (a)	9,624	173		HCI Group Inc	3,943		144
STAAR Surgical Co (a)	16,232	171		Infinity Property & Casualty Corp	2,407		156
				Maiden Holdings Ltd	2,818		34
STERIS Corp	15,998	720		MGIC Investment Corp (a)	42,761		327
SurModics Inc (a)	6,159	125
TearLab Corp (a)	188,174	2,663		Radian Group Inc	213,791		3,004
Thoratec Corp (a)	15,559	510					$4,616
Utah Medical Products Inc	1,454	81		Internet - 5.97%
Vascular Solutions Inc (a)	6,844	111		1-800-Flowers.com Inc (a)	8,485		56
Volcano Corp (a)	238,469	4,762		Angie's List Inc (a)	57,918		1,275
West Pharmaceutical Services Inc	9,386	692		AOL Inc	108,900		4,012
		$73,313		Bankrate Inc (a)	188,800		3,385
				Bazaarvoice Inc (a)	123,424		1,293
Healthcare - Services - 3.91%				Blucora Inc (a)	11,031		221
Acadia Healthcare Co Inc (a)	365,002	13,457		Blue Nile Inc (a)	5,455		212
Air Methods Corp	11,018	370		BroadSoft Inc (a)	201,523		6,014
Amsurg Corp (a)	4,481	175
				Cogent Communications Group Inc	12,804		366
Bio-Reference Labs Inc(a)	7,036	188		comScore Inc (a)	54,588		1,581
Brookdale Senior Living Inc (a)	81,366	2,369		Dealertrack Technologies Inc (a)	384,917		14,395
Capital Senior Living Corp (a)	6,961	160		Dice Holdings Inc (a)	20,167		175
Centene Corp (a)	14,728	817		Global Sources Ltd (a)	1,230		9
Covance Inc (a)	187,871	15,499		HealthStream Inc (a)	8,781		277
Emeritus Corp (a)	10,934	254		HomeAway Inc (a)	650,332		19,582
Ensign Group Inc/The	4,673	179		IAC/InterActiveCorp	82,116		4,156

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Media (continued)
Lionbridge Technologies Inc (a)	23,593	$78		Nexstar Broadcasting Group Inc	8,136		$293
Liquidity Services Inc (a)	6,759	193		Sinclair Broadcast Group Inc	18,961		535
magicJack VocalTec Ltd (a)	4,516	69					$1,293
Move Inc (a)	17,424	242
NIC Inc	18,487	340		Metal Fabrication & Hardware - 1.27%
OpenTable Inc (a)	6,463	412		CIRCOR International Inc	557		29
Orbitz Worldwide Inc (a)	10,308	95		Mueller Industries Inc	7,797		428
Overstock.com Inc (a)	5,045	172		Mueller Water Products Inc - Class A	38,098		295
Pandora Media Inc (a)	506,780	9,295		RBC Bearings Inc (a)	136,991		7,515
Perficient Inc (a)	1,864	25		Rexnord Corp (a)	12,919		245
Reis Inc (a)	3,539	65		Sun Hydraulics Corp	6,272		198
Responsys Inc (a)	14,736	213		Valmont Industries Inc	99,374		13,877
Sapient Corp (a)	309,498	4,243		Worthington Industries Inc	14,123		505
Shutterfly Inc (a)	283,483	15,192					$23,092
Shutterstock Inc (a)	2,169	115		Mining - 0.04%
Sourcefire Inc (a)	62,929	4,747		Coeur Mining Inc (a)	18,625		250
SPS Commerce Inc (a)	3,125	202		Gold Resource Corp	14,366		114
Stamps.com Inc (a)	6,217	248		Materion Corp	4,588		138
Travelzoo Inc (a)	3,081	88		United States Lime & Minerals Inc (a)	726		43
Trulia Inc (a)	255,369	9,515		US Silica Holdings Inc	9,109		221
ValueClick Inc (a)	21,734	531					$766
VASCO Data Security International Inc (a)	5,554	46
VirnetX Holding Corp (a)	10,325	197		Miscellaneous Manufacturing - 2.86%
Web.com Group Inc (a)	10,042	261		Actuant Corp	292,159		10,316
WebMD Health Corp (a)	77,415	2,556		AO Smith Corp	67,900		2,806
XO Group Inc (a)	11,311	135		AZZ Inc	7,623		288
Yelp Inc (a)	7,137	298		Blount International Inc (a)	14,371		189
Zillow Inc (a)	26,025	1,922		Carlisle Cos Inc	161,137		10,915
Zix Corp (a)	26,262	118		CLARCOR Inc	13,780		758
		$108,622		Colfax Corp (a)	76,658		4,068
				EnPro Industries Inc (a)	2,920		166
Investment Companies - 0.00%				Federal Signal Corp (a)	15,058		146
Main Street Capital Corp	1,116	34		GP Strategies Corp (a)	5,966		158
				Handy & Harman Ltd (a)	2,076		41
				Hexcel Corp (a)	544,340		19,166
Leisure Products & Services - 0.10%
Arctic Cat Inc	3,644	200		Hillenbrand Inc	13,166		326
Brunswick Corp/DE	23,759	897		John Bean Technologies Corp	8,733		207
Interval Leisure Group Inc	10,821	233		Koppers Holdings Inc	6,100		236
Life Time Fitness Inc (a)	5,435	290		Park-Ohio Holdings Corp (a)	3,341		117
Nautilus Inc (a)	13,178	116		Polypore International Inc (a)	11,185		470
				Proto Labs Inc (a)	4,733		320
		$1,736
				Raven Industries Inc	9,134		280
Lodging - 0.07%				Smith & Wesson Holding Corp (a)	17,787		211
Ameristar Casinos Inc	8,192	217		Standex International Corp	1,248		74
Boyd Gaming Corp (a)	13,551	180		Sturm Ruger & Co Inc	5,543		282
Monarch Casino & Resort Inc (a)	1,990	41		Tredegar Corp	3,837		115
Orient-Express Hotels Ltd (a)	71,199	891		Trimas Corp (a)	11,233		416
		$1,329					$52,071
Machinery - Construction & Mining - 0.01%				Office & Business Equipment - 0.30%
Hyster-Yale Materials Handling Inc	2,920	190		Pitney Bowes Inc	325,200		5,369
Machinery - Diversified - 2.99%				Office Furnishings - 0.69%
Albany International Corp	1,804	62		Herman Miller Inc	16,259		457
Altra Holdings Inc	7,642	191		HNI Corp	10,376		396
Applied Industrial Technologies Inc	10,754	561		Interface Inc	596,676		11,331
Chart Industries Inc (a)	163,113	18,545		Knoll Inc	14,908		246
Cognex Corp	12,613	670		Steelcase Inc	4,534		69
DXP Enterprises Inc (a)	2,629	181					$12,499
IDEX Corp	341,785	20,388
Intermec Inc (a)	17,010	169		Oil & Gas - 2.04%
Lindsay Corp	3,838	288		Apco Oil and Gas International Inc (a)	630		11
Manitex International Inc (a)	5,222	60		Approach Resources Inc (a)	9,546		253
Middleby Corp (a)	72,123	12,906		Arabian American Development Co (a)	8,928		80
Tennant Co	5,382	278		Berry Petroleum Co	4,522		183
				Bill Barrett Corp (a)	6,005		135
		$54,299		Bonanza Creek Energy Inc (a)	7,895		322
Media - 0.07%				Carrizo Oil & Gas Inc (a)	9,697		307
Belo Corp	14,786	211		Contango Oil & Gas Co	1,039		40
Entravision Communications Corp	23,420	133		Delek US Holdings Inc	6,524		197
LIN Media LLC (a)	7,480	121		Diamondback Energy Inc (a)	75,066		2,866

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				Pharmaceuticals (continued)
Emerald Oil Inc (a)	424,904	$3,059		Neogen Corp (a)	6,741		$381
EPL Oil & Gas Inc (a)	4,112	132		Neurocrine Biosciences Inc (a)	16,094		225
Evolution Petroleum Corp (a)	7,201	89		Omnicare Inc	83,700		4,419
EXCO Resources Inc	18,825	163		Onyx Pharmaceuticals Inc (a)	39,059		5,128
Gulfport Energy Corp (a)	48,700	2,591		Opko Health Inc (a)	34,294		255
Kodiak Oil & Gas Corp (a)	70,947	689		Optimer Pharmaceuticals Inc (a)	115,956		1,451
Laredo Petroleum Holdings Inc (a)	333,204	7,300		Orexigen Therapeutics Inc (a)	25,686		195
Matador Resources Co (a)	474,138	6,211		Pacira Pharmaceuticals Inc/DE (a)	300,469		10,195
Oasis Petroleum Inc (a)	262,790	11,047		Pharmacyclics Inc (a)	28,670		3,114
Panhandle Oil and Gas Inc	2,914	87		Portola Pharmaceuticals Inc (a)	4,114		95
Rex Energy Corp (a)	12,127	233		Questcor Pharmaceuticals Inc	14,077		941
Rosetta Resources Inc (a)	16,329	745		Receptos Inc (a)	2,496		50
Synergy Resources Corp (a)	17,269	134		Repros Therapeutics Inc (a)	116,730		2,408
Vaalco Energy Inc (a)	12,373	77		Sagent Pharmaceuticals Inc (a)	7,087		154
Western Refining Inc	8,163	246		Santarus Inc (a)	15,075		367
		$37,197		Sarepta Therapeutics Inc (a)	8,660		321
				Sciclone Pharmaceuticals Inc (a)	16,792		105
Oil & Gas Services - 1.70%				Sucampo Pharmaceuticals Inc (a)	5,324		33
CARBO Ceramics Inc	2,304	202		Synageva BioPharma Corp (a)	64,916		3,122
Dril-Quip Inc (a)	88,945	8,086		TESARO Inc (a)	87,391		2,982
Edgen Group Inc (a)	7,250	57		Tetraphase Pharmaceuticals Inc (a)	4,985		39
Flotek Industries Inc (a)	13,964	273		TG Therapeutics Inc (a)	5,559		34
Forum Energy Technologies Inc (a)	133,030	3,842		TherapeuticsMD Inc (a),(b)	33,865		78
Geospace Technologies Corp (a)	3,644	271		Threshold Pharmaceuticals Inc (a)	19,985		108
Global Geophysical Services Inc (a)	824	4		USANA Health Sciences Inc (a)	2,727		225
Helix Energy Solutions Group Inc (a)	342,710	8,695		Vanda Pharmaceuticals Inc (a)	12,040		140
Hornbeck Offshore Services Inc (a)	820	43		ViroPharma Inc (a)	17,923		615
ION Geophysical Corp (a)	12,331	76		Vivus Inc (a)	24,955		370
Matrix Service Co (a)	2,219	35		XenoPort Inc (a)	2,745		15
Newpark Resources Inc (a)	18,698	214
Oceaneering International Inc	32,118	2,605					$80,053
Oil States International Inc (a)	57,234	5,565		Pipelines - 0.04%
SEACOR Holdings Inc	717	63		Crosstex Energy Inc	10,779		216
Targa Resources Corp	8,893	606		SemGroup Corp	10,501		593
TGC Industries Inc	6,609	59					$809
Thermon Group Holdings Inc (a)	11,514	230
		$30,926		REITS - 0.34%
				Acadia Realty Trust	4,299		111
Packaging & Containers - 0.05%				Alexander's Inc	614		185
Berry Plastics Group Inc (a)	14,789	341		Coresite Realty Corp	5,618		191
Graphic Packaging Holding Co (a)	56,078	482		DuPont Fabros Technology Inc	6,504		149
		$823		EastGroup Properties Inc	8,134		503
Pharmaceuticals - 4.40%				Geo Group Inc/The	8,485		295
ACADIA Pharmaceuticals Inc (a)	17,973	354		Glimcher Realty Trust	36,004		405
Achillion Pharmaceuticals Inc (a)	26,484	189		Healthcare Realty Trust Inc	9,538		245
Akorn Inc (a)	600,487	8,521		Highwoods Properties Inc	6,885		250
Alimera Sciences Inc (a)	7,347	34		Inland Real Estate Corp	20,004		206
Anika Therapeutics Inc (a)	3,052	61		LTC Properties Inc	8,159		315
Array BioPharma Inc (a)	32,033	213		National Health Investors Inc	6,664		417
Auxilium Pharmaceuticals Inc (a)	13,847	254		Potlatch Corp	11,027		485
AVANIR Pharmaceuticals Inc (a)	34,762	164		PS Business Parks Inc	4,944		362
BioScrip Inc (a)	91,117	1,480		Ryman Hospitality Properties Inc	7,785		290
Cadence Pharmaceuticals Inc (a)	26,868	201		Sabra Health Care REIT Inc	6,560		172
Catamaran Corp (a)	46,816	2,472		Saul Centers Inc	3,361		153
Clovis Oncology Inc (a)	49,423	3,850		Sovran Self Storage Inc	8,034		555
				Strategic Hotels & Resorts Inc (a)	38,366		340
Dyax Corp (a)	47,314	191
Endocyte Inc (a)	13,142	236		Sun Communities Inc	9,711		470
Furiex Pharmaceuticals Inc (a)	3,272	144		Urstadt Biddle Properties Inc	8,177		173
Hi-Tech Pharmacal Co Inc	1,779	64					$6,272
Hyperion Therapeutics Inc (a)	150,831	3,778		Retail - 8.93%
Idenix Pharmaceuticals Inc (a)	37,294	147		Aeropostale Inc (a)	20,474		310
Infinity Pharmaceuticals Inc (a)	12,988	275		AFC Enterprises Inc (a)	7,048		259
Ironwood Pharmaceuticals Inc (a)	85,572	1,047		ANN Inc (a)	145,226		4,922
Isis Pharmaceuticals Inc (a)	166,758	4,811		Asbury Automotive Group Inc (a)	7,594		371
Jazz Pharmaceuticals PLC (a)	157,930	11,925		Big 5 Sporting Goods Corp	7,139		145
Keryx Biopharmaceuticals Inc (a)	23,392	213		BJ's Restaurants Inc (a)	139,723		4,980
Lannett Co Inc (a)	6,935	96		Bloomin' Brands Inc (a)	15,328		362
Lifevantage Corp (a)	48,220	126		Bravo Brio Restaurant Group Inc (a)	7,890		129
MannKind Corp (a)	33,927	262		Brown Shoe Co Inc	7,445		177
Natural Grocers by Vitamin Cottage Inc (a)	31,517	1,130		Buckle Inc/The	7,875		441
Nektar Therapeutics (a)	22,300	250		Buffalo Wild Wings Inc (a)	36,868		3,819

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Semiconductors (continued)
Cabela's Inc (a)	187,010	$12,836		Entegris Inc (a)	8,876	$85
Casey's General Stores Inc	9,247	612		Exar Corp (a)	16,320	212
CEC Entertainment Inc	4,260	177		Fairchild Semiconductor International Inc (a)	618,271	7,803
Cheesecake Factory Inc/The	14,739	625		Hittite Microwave Corp (a)	9,290	580
Children's Place Retail Stores Inc/The (a)	3,967	214		Integrated Device Technology Inc (a)	16,403	148
Chuy's Holdings Inc (a)	29,515	1,042		Microsemi Corp (a)	20,352	502
Conn's Inc (a)	224,579	14,512		Monolithic Power Systems Inc	8,870	232
Cracker Barrel Old Country Store Inc	5,460	535		Nanometrics Inc (a)	6,685	103
Denny's Corp (a)	32,600	185		OmniVision Technologies Inc (a)	2,027	33
Destination Maternity Corp	5,163	155		Peregrine Semiconductor Corp (a)	11,450	125
Dick's Sporting Goods Inc	123,249	6,336		PMC - Sierra Inc (a)	24,595	162
DineEquity Inc	2,406	168		Power Integrations Inc	177,697	9,800
Domino's Pizza Inc	34,703	2,172		Rambus Inc (a)	26,770	261
DSW Inc	15,226	1,154		Rudolph Technologies Inc (a)	2,415	30
Express Inc (a)	88,593	1,998		Semtech Corp (a)	284,244	8,599
Fiesta Restaurant Group Inc (a)	4,749	150		Silicon Image Inc (a)	32,920	189
First Cash Financial Services Inc (a)	8,159	436		SunEdison Inc (a)	55,587	560
Five Below Inc (a)	205,561	7,988		Teradyne Inc (a)	492,820	8,127
Francesca's Holdings Corp (a)	342,336	8,511		Ultratech Inc (a)	7,711	225
Genesco Inc (a)	4,801	338		Veeco Instruments Inc (a)	256,420	8,913
Haverty Furniture Cos Inc	1,987	52		Volterra Semiconductor Corp (a)	829	13
Hibbett Sports Inc (a)	190,011	11,144				$74,837
HSN Inc	9,391	564
Ignite Restaurant Group Inc (a)	3,117	50		Software - 9.03%
Jack in the Box Inc (a)	10,343	415		Accelrys Inc (a)	794,423	6,935
Jos A Bank Clothiers Inc (a)	1,765	72		ACI Worldwide Inc (a)	10,016	474
Kirkland's Inc (a)	4,191	74		Acxiom Corp (a)	7,912	204
Krispy Kreme Doughnuts Inc (a)	91,346	1,920		Advent Software Inc	8,914	262
Lithia Motors Inc	6,152	401		American Software Inc/Georgia	10,416	94
Lumber Liquidators Holdings Inc (a)	196,561	19,031		Aspen Technology Inc (a)	285,620	9,294
Mattress Firm Holding Corp (a)	249,207	10,180		athenahealth Inc (a)	8,864	992
Nathan's Famous Inc (a)	1,153	66		AVG Technologies NV (a)	10,167	227
Office Depot Inc (a)	26,129	113		Blackbaud Inc	11,313	397
Panera Bread Co (a)	17,928	2,995		Bottomline Technologies de Inc (a)	9,126	265
Papa John's International Inc	4,448	297		Broadridge Financial Solutions Inc	407,281	11,787
				CommVault Systems Inc (a)	181,313	15,309
Penske Automotive Group Inc	4,920	183		Computer Programs & Systems Inc	4,706	262
Pier 1 Imports Inc	209,936	4,933		Concur Technologies Inc (a)	54,107	4,810
Pricesmart Inc	100,569	9,154		Cornerstone OnDemand Inc (a)	11,352	500
Red Robin Gourmet Burgers Inc (a)	2,924	166
Restoration Hardware Holdings Inc (a)	198,540	13,266		CSG Systems International Inc	8,453	200
Rite Aid Corp (a)	127,281	382		Demandware Inc (a)	155,712	6,917
rue21 inc (a)	4,071	170		Ebix Inc	9,161	106
Rush Enterprises Inc - Class A (a)	5,451	136		Envestnet Inc (a)	8,964	223
				EPAM Systems Inc (a)	5,236	152
Ruth's Hospitality Group Inc	15,216	182
Sears Hometown and Outlet Stores Inc (a)	2,378	104		EPIQ Systems Inc	1,104	14
Sonic Corp (a)	13,192	203		Fair Isaac Corp	9,820	491
				Greenway Medical Technologies (a)	6,136	71
Stage Stores Inc	35,812	894		Guidewire Software Inc (a)	279,847	12,246
Stein Mart Inc	6,229	87		Imperva Inc (a)	63,476	3,213
Susser Holdings Corp (a)	4,322	223
				Infoblox Inc (a)	62,183	2,034
Texas Roadhouse Inc	17,718	433		Informatica Corp (a)	328,752	12,548
Vera Bradley Inc (a)	8,900	216
Vitamin Shoppe Inc (a)	32,064	1,540		Interactive Intelligence Group Inc (a)	346,947	19,707
				Jive Software Inc (a)	9,492	127
World Fuel Services Corp	169,024	6,548		Market Leader Inc (a)	8,179	96
Zumiez Inc (a)	6,320	174
				MedAssets Inc (a)	16,527	360
		$162,427		Medidata Solutions Inc (a)	22,416	2,074
Savings & Loans - 0.02%				MicroStrategy Inc (a)	2,359	224
B of I Holding Inc (a)	5,137	279		Monotype Imaging Holdings Inc	10,129	249
Northfield Bancorp Inc/NJ	5,611	66		Omnicell Inc (a)	8,297	175
Oritani Financial Corp	6,831	111		Pegasystems Inc	323,253	11,604
		$456		Progress Software Corp (a)	7,830	200
				Proofpoint Inc (a)	103,900	2,796
Semiconductors - 4.11%				PROS Holdings Inc (a)	6,266	206
Ambarella Inc (a)	8,010	133		PTC Inc (a)	467,909	12,672
Applied Micro Circuits Corp (a)	598,295	7,102
Cabot Microelectronics Corp (a)	6,930	256		QAD Inc	2,791	36
				QLIK Technologies Inc (a)	92,585	2,900
Cavium Inc (a)	426,540	15,594
Cirrus Logic Inc (a)	10,930	211		Quality Systems Inc	11,320	259
				RealPage Inc (a)	9,923	200
Cree Inc (a)	59,700	4,173		Rosetta Stone Inc (a)	4,921	80
Cypress Semiconductor Corp (a)	35,259	450		SciQuest Inc (a)	9,873	244
Diodes Inc (a)	7,898	216		SS&C Technologies Holdings Inc (a)	16,612	594

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Software (continued)				Transportation (continued)
Synchronoss Technologies Inc (a)	8,071	$278		PHI Inc (a)	461		$16
Tableau Software Inc (a)	51,090	2,830		Quality Distribution Inc (a)	3,057		32
Take-Two Interactive Software Inc (a)	19,571	343		Roadrunner Transportation Systems Inc (a)	271,285		8,201
Tyler Technologies Inc (a)	8,622	643		Saia Inc (a)	6,734		202
Ultimate Software Group Inc (a)	109,735	14,847		Swift Transportation Co (a)	23,848		426
Verint Systems Inc (a)	14,946	535		Universal Truckload Services Inc	2,291		63
		$164,306		UTI Worldwide Inc	608,472		10,040
				Werner Enterprises Inc	5,611		135
Storage & Warehousing - 0.09%				YRC Worldwide Inc (a)	928		30
Mobile Mini Inc (a)	46,696	1,611
Wesco Aircraft Holdings Inc (a)	3,861	76					$66,942
		$1,687		Trucking & Leasing - 0.01%
Telecommunications - 2.92%				TAL International Group Inc	4,303		173
8x8 Inc (a)	19,202	174
ADTRAN Inc	10,855	287		Water- 0.01%
Alliance Fiber Optic Products Inc	2,444	78		American States Water Co	855		55
Anaren Inc (a)	812	19		SJW Corp	1,884		52
Anixter International Inc (a)	4,449	369		York Water Co	4,258		90
ARRIS Group Inc (a)	28,901	435					$197
Aruba Networks Inc (a)	270,557	4,811		TOTAL COMMON STOCKS			$1,698,716
Atlantic Tele-Network Inc	3,886	198			Maturity
CalAmp Corp (a)	15,634	240		REPURCHASE AGREEMENTS - 6.31%	Amount (000's)		Value(000	's)
Ciena Corp (a)	598,055	13,193
Cincinnati Bell Inc (a)	30,662	106		Banks- 6.31%
Comverse Inc (a)	5,312	166		Investment in Joint Trading Account; Credit	$22,494		$22,494
Consolidated Communications Holdings Inc	11,540	202		Suisse Repurchase Agreement; 0.05%
Cyan Inc (a)	154,370	1,602		dated 07/31/2013 maturing 08/01/2013
DigitalGlobe Inc (a)	222,434	7,207		(collateralized by US Government
EXFO Inc (a)	524,061	2,631		Securities; $22,944,314; 0.00% - 11.25%;
Fairpoint Communications Inc (a)	7,864	69		dated 02/15/15 - 08/15/40)
General Communication Inc (a)	16,736	148		Investment in Joint Trading Account; Deutsche	45,489		45,489
HickoryTech Corp	5,284	59		Bank Repurchase Agreement; 0.09% dated
IDT Corp - Class B	6,275	130		07/31/2013 maturing 08/01/2013
Infinera Corp (a)	749,588	8,178		(collateralized by US Government
InterDigital Inc/PA	12,155	483		Securities; $46,398,502; 0.00% - 1.38%;
Ixia (a)	15,899	221		dated 10/28/13 - 03/09/18)
KVH Industries Inc (a)	5,604	78		Investment in Joint Trading Account; JP	26,244		26,244
LogMeIn Inc (a)	192,334	5,716		Morgan Repurchase Agreement; 0.06%
Loral Space & Communications Inc	2,982	186		dated 07/31/2013 maturing 08/01/2013
Lumos Networks Corp	6,059	115		(collateralized by US Government
NTELOS Holdings Corp	6,595	124		Securities; $26,768,365; 0.00% - 9.38%;
Plantronics Inc	11,188	520		dated 08/03/13 - 05/15/30)
Premiere Global Services Inc (a)	4,993	55		Investment in Joint Trading Account; Merrill	20,518		20,518
RF Micro Devices Inc (a)	58,945	306		Lynch Repurchase Agreement; 0.05%
RigNet Inc (a)	5,320	145		dated 07/31/2013 maturing 08/01/2013
Ruckus Wireless Inc (a)	10,497	140		(collateralized by US Government
Shenandoah Telecommunications Co	9,198	177		Securities; $20,928,527; 0.25% - 3.13%;
Sonus Networks Inc (a)	602,694	2,061		dated 07/31/15 - 02/15/43)
Tessco Technologies Inc	165	5					$114,745
Ubiquiti Networks Inc	4,523	95		TOTAL REPURCHASE AGREEMENTS			$114,745
ViaSat Inc (a)	33,475	2,236		Total Investments			$1,813,461
West Corp	6,088	134		Other Assets in Excess of Liabilities, Net - 0.30%			$5,427
		$53,099		TOTAL NET ASSETS - 100.00%			$1,818,888
Textiles - 0.02%
Culp Inc	3,035	58		(a) Non-Income Producing Security
G&K Services Inc	1,395	74		(b) Security is Illiquid
UniFirst Corp/MA	2,245	220
		$352

Transportation - 3.68%
CAI International Inc (a)	2,686	56
Echo Global Logistics Inc (a)	7,718	168
Forward Air Corp	8,783	321
Genesee & Wyoming Inc (a)	159,732	14,322
Heartland Express Inc	16,390	241
HUB Group Inc (a)	11,006	421
Kirby Corp (a)	156,934	13,255
Knight Transportation Inc	627,757	10,653
Landstar System Inc	148,451	8,025
Matson Inc	11,836	335

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		28.37%
Technology		16.01%
Industrial		15.93%
Consumer, Cyclical		14.34%
Financial		10.53%
Communications		8.96%
Energy		3.80%
Basic Materials		1.72%
Utilities		0.03%
Diversified		0.01%
Other Assets in Excess of Liabilities, Net		0.30%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; September 2013	Long	1,163	$116,299	$121,289	$4,990
Total					$4,990

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2013 (unaudited)

COMMON STOCKS - 90.76%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 0.32%				Biotechnology (continued)
Astronics Corp (a)	813	$32		Alnylam Pharmaceuticals Inc (a)	55,097		$2,544
Cubic Corp	88	5		AMAG Pharmaceuticals Inc (a)	1,382		31
GenCorp Inc (a)	1,710	30		Arena Pharmaceuticals Inc (a)	7,298		51
HEICO Corp	2,002	114		Arqule Inc (a)	3,581		10
Innovative Solutions & Support Inc	823	6		Astex Pharmaceuticals (a)	888		5
Kaman Corp	636	24		Cambrex Corp (a)	57,234		839
M/A-COM Technology Solutions Holdings Inc	639	10		Cell Therapeutics Inc (a)	7,358		8
(a)				Celldex Therapeutics Inc (a)	58,704		1,202
Moog Inc (a)	267	15		Chelsea Therapeutics International Ltd (a)	4,391		13
Teledyne Technologies Inc (a)	487	39		Coronado Biosciences Inc (a)	1,443		11
Triumph Group Inc	4,398	345		Cytokinetics Inc (a)	1,292		16
		$620		Dendreon Corp (a)	6,634		30
				Emergent Biosolutions Inc (a)	344		6
Agriculture - 0.01%				Epizyme Inc (a)	378		14
Vector Group Ltd	1,504	25		Exact Sciences Corp (a)	24,759		340
				Exelixis Inc (a)	6,812		35
Airlines - 1.73%				GTx Inc (a)	1,680		8
Allegiant Travel Co	680	66		Halozyme Therapeutics Inc (a)	3,415		29
Republic Airways Holdings Inc (a)	1,729	24		ImmunoGen Inc (a)	2,377		45
SkyWest Inc	223	3		Incyte Corp Ltd (a)	16,300		382
Spirit Airlines Inc (a)	95,539	3,157		Insmed Inc (a)	1,810		20
US Airways Group Inc (a)	2,707	53		Intercept Pharmaceuticals Inc (a)	6,090		285
		$3,303		InterMune Inc (a)	2,742		42
				KYTHERA Biopharmaceuticals Inc (a)	653		18
Apparel - 0.19%				Ligand Pharmaceuticals Inc (a)	730		35
Crocs Inc (a)	3,189	44		Medicines Co/The (a)	2,338		72
G-III Apparel Group Ltd (a)	533	27		MEI Pharma Inc (a)	627		5
Iconix Brand Group Inc (a)	1,113	37		Merrimack Pharmaceuticals Inc (a)	5,938		28
Oxford Industries Inc	515	35		NeoGenomics Inc (a)	2,146		6
Quiksilver Inc (a)	3,501	22		NewLink Genetics Corp (a)	1,103		20
RG Barry Corp	45	1		NPS Pharmaceuticals Inc (a)	159,251		2,868
Steven Madden Ltd (a)	1,714	88		OncoGenex Pharmaceutical Inc (a)	963		9
Wolverine World Wide Inc	1,850	106		PDL BioPharma Inc	5,795		47
		$360		Puma Biotechnology Inc (a)	801		41
Automobile Manufacturers - 0.00%				Repligen Corp (a)	1,806		18
Wabash National Corp (a)	352	4		Sangamo Biosciences Inc (a)	3,545		35
				Sunesis Pharmaceuticals Inc (a)	2,073		10
				Verastem Inc (a)	64,891		992
Automobile Parts & Equipment - 0.18%							$11,529
American Axle & Manufacturing Holdings Inc	1,944	38
(a)				Building Materials - 3.59%
Cooper Tire & Rubber Co	481	16		AAON Inc	1,061		23
Dana Holding Corp	990	22		Apogee Enterprises Inc	46,086		1,233
Dorman Products Inc	1,048	49		Boise Cascade Co (a)	23,395		619
Gentherm Inc (a)	1,397	28		Builders FirstSource Inc	2,862		17
Standard Motor Products Inc	914	31		Comfort Systems USA Inc	742		11
Tenneco Inc (a)	2,536	123		Drew Industries Inc	828		34
Titan International Inc	1,700	29		Headwaters Inc (a)	3,145		30
Tower International Inc (a)	390	9		Louisiana-Pacific Corp (a)	4,066		66
		$345		NCI Building Systems Inc (a)	1,114		16
				Nortek Inc (a)	377		25
Banks - 4.51%				Patrick Industries Inc (a)	257		6
Bank of the Ozarks Inc	62,441	2,984		PGT Inc (a)	2,125		21
Cardinal Financial Corp	9,763	160		Texas Industries Inc (a)	739		46
Cass Information Systems Inc	683	38		Trex Co Inc (a)	62,768		2,972
CoBiz Financial Inc	94,166	945		US Concrete Inc (a)	880		15
First Financial Bankshares Inc	780	48		USG Corp (a)	69,032		1,735
Home BancShares Inc/AR	765	21					$6,869
SVB Financial Group (a)	27,363	2,387
Texas Capital Bancshares Inc (a)	17,968	817		Chemicals - 0.38%
Walker & Dunlop Inc (a)	67,271	1,240		Aceto Corp	406		6
		$8,640		American Pacific Corp (a)	378		14
				American Vanguard Corp	1,234		31
Beverages - 0.04%				Balchem Corp	1,242		62
Boston Beer Co Inc/The (a)	294	53		Chemtura Corp (a)	3,959		89
Coca-Cola Bottling Co Consolidated	313	20		Ferro Corp (a)	4,660		30
Farmer Bros Co (a)	385	6		Hawkins Inc	595		23
		$79		HB Fuller Co	2,027		81
Biotechnology - 6.02%				Innophos Holdings Inc	924		46
Acorda Therapeutics Inc (a)	1,730	66		Innospec Inc	895		38
Aegerion Pharmaceuticals Inc (a)	14,118	1,293		KMG Chemicals Inc	437		10

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Commercial Services (continued)
Landec Corp (a)	1,661	$25		WEX Inc (a)	1,680		$146
Olin Corp	2,170	53					$3,624
OMNOVA Solutions Inc (a)	3,077	25
PolyOne Corp	4,004	116		Computers - 0.95%
				3D Systems Corp (a)	19,735		932
Quaker Chemical Corp	235	16		Computer Task Group Inc	1,012		19
Rentech Inc	14,534	31		Cray Inc (a)	1,301		30
Stepan Co	453	27		Datalink Corp (a)	991		13
Zep Inc	546	7		Digimarc Corp	401		8
		$730		Electronics for Imaging Inc (a)	1,057		32
Commercial Services - 1.89%				Fusion-io Inc (a)	1,940		28
Acacia Research Corp	909	21		iGate Corp (a)	1,491		35
Accretive Health Inc (a)	2,395	24		j2 Global Inc	1,965		90
Advisory Board Co/The (a)	1,289	76		Manhattan Associates Inc (a)	877		77
American Public Education Inc (a)	786	31		MTS Systems Corp	714		45
AMN Healthcare Services Inc (a)	1,621	24		Netscout Systems Inc (a)	1,589		42
Arbitron Inc	1,154	53		Qualys Inc (a)	954		15
Ascent Capital Group Inc (a)	117	9		RealD Inc (a)	2,531		27
Barrett Business Services Inc	454	32		Silicon Graphics International Corp (a)	1,439		27
Brink's Co/The	1,423	38		Synaptics Inc (a)	1,381		55
Capella Education Co (a)	708	35		Syntel Inc	667		48
Cardtronics Inc (a)	1,906	56		Uni-Pixel Inc (a)	18,876		251
Carriage Services Inc	1,006	19		Unisys Corp (a)	142		4
Chemed Corp	829	58		Virtusa Corp (a)	1,243		32
Corporate Executive Board Co	1,224	83		Vocera Communications Inc (a)	1,142		17
Corvel Corp (a)	818	28					$1,827
CoStar Group Inc (a)	1,210	189
Deluxe Corp	1,384	57		Consumer Products - 0.13%
				AT Cross Co (a)	552		10
Electro Rent Corp	622	11
Euronet Worldwide Inc (a)	2,144	79		Blyth Inc	694		10
				Central Garden and Pet Co - A Shares (a)	385		3
EVERTEC Inc	1,269	30		Prestige Brands Holdings Inc (a)	2,276		77
ExamWorks Group Inc (a)	1,238	30
ExlService Holdings Inc (a)	1,396	39		Spectrum Brands Holdings Inc	964		55
				Tumi Holdings Inc (a)	2,005		48
Forrester Research Inc	822	29
Franklin Covey Co (a)	632	10		WD-40 Co	734		42
Grand Canyon Education Inc (a)	1,901	64					$245
H&E Equipment Services Inc	43,174	986		Cosmetics & Personal Care - 0.03%
Hackett Group Inc/The	515	3		Elizabeth Arden Inc (a)	813		33
Healthcare Services Group Inc	2,552	63		Inter Parfums Inc	784		26
Heartland Payment Systems Inc	1,542	58		Revlon Inc (a)	243		6
HMS Holdings Corp (a)	3,730	90					$65
Huron Consulting Group Inc (a)	198	10
Insperity Inc	1,033	34		Distribution & Wholesale - 3.48%
ITT Educational Services Inc (a)	979	26		Beacon Roofing Supply Inc (a)	2,037		83
K12 Inc (a)	1,149	36		Core-Mark Holding Co Inc	101		6
Landauer Inc	634	31		Houston Wire & Cable Co	376		6
LifeLock Inc (a)	2,195	25		MWI Veterinary Supply Inc (a)	33,345		4,741
Matthews International Corp	898	35		Owens & Minor Inc	864		31
MAXIMUS Inc	2,934	110		Pool Corp	1,952		103
Medifast Inc (a)	927	25		Watsco Inc	929		87
Monro Muffler Brake Inc	1,309	56		WESCO International Inc (a)	21,160		1,603
Multi-Color Corp	477	16					$6,660
National Research Corp (a)	489	9
On Assignment Inc (a)	1,922	59		Diversified Financial Services - 1.77%
PAREXEL International Corp (a)	2,327	115		BGC Partners Inc	5,178		32
				Blackhawk Network Holdings Inc (a)	17,143		418
Performant Financial Corp (a)	1,431	15
Providence Service Corp/The (a)	679	19		Cohen & Steers Inc	801		27
				Credit Acceptance Corp (a)	290		33
RPX Corp (a)	289	5
ServiceSource International Inc (a)	2,222	24		Diamond Hill Investment Group Inc	179		19
				Ellie Mae Inc (a)	1,051		25
Sotheby's	2,846	128		Encore Capital Group Inc (a)	745		29
Steiner Leisure Ltd (a)	297	17
				Evercore Partners Inc - Class A	33,558		1,591
Stewart Enterprises Inc	2,744	36		Financial Engines Inc	13,470		643
Strayer Education Inc	692	31		FXCM Inc	1,490		25
Team Health Holdings Inc (a)	2,812	113
Team Inc (a)	878	34		GAMCO Investors Inc	419		24
TeleTech Holdings Inc (a)	829	21		Greenhill & Co Inc	1,092		55
				Higher One Holdings Inc (a)	2,154		23
TMS International Corp	432	7		MarketAxess Holdings Inc	1,531		79
Tree.com Inc	242	5		Outerwall Inc (a)	1,214		67
TrueBlue Inc (a)	1,702	45
				Portfolio Recovery Associates Inc (a)	691		103
VistaPrint NV (a)	1,301	66
				Pzena Investment Management Inc	542		4

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Environmental Control - 0.08%
Regional Management Corp (a)	314	$10		Calgon Carbon Corp (a)	2,197		$39
Virtus Investment Partners Inc (a)	236	44		Ceco Environmental Corp	392		5
WageWorks Inc (a)	1,044	35		Darling International Inc (a)	1,422		29
Westwood Holdings Group Inc	442	22		Mine Safety Appliances Co	1,184		63
WisdomTree Investments Inc (a)	3,656	47		Pure Cycle Corp (a)	1,122		6
World Acceptance Corp (a)	380	32		Tetra Tech Inc (a)	322		8
		$3,387					$150
Electric - 0.01%				Food - 0.43%
Pike Electric Corp	902	11		B&G Foods Inc	2,354		82
UNS Energy Corp	164	8		Boulder Brands Inc (a)	2,038		26
		$19		Calavo Growers Inc	794		22
				Cal-Maine Foods Inc	566		29
Electrical Components & Equipment - 1.25%				Chefs' Warehouse Inc/The (a)	896		18
Acuity Brands Inc	22,090	1,911		Hain Celestial Group Inc (a)	1,403		102
Advanced Energy Industries Inc (a)	1,562	34
				Harris Teeter Supermarkets Inc	368		18
Belden Inc	1,633	96		Inventure Foods Inc (a)	851		8
Coleman Cable Inc	472	10		J&J Snack Foods Corp	706		56
EnerSys Inc	659	35		Lancaster Colony Corp	703		58
Generac Holdings Inc	2,156	93		Lifeway Foods Inc	300		5
General Cable Corp	239	8		Pilgrim's Pride Corp (a)	2,719		45
Insteel Industries Inc	1,081	18		Sanderson Farms Inc	1,095		77
Littelfuse Inc	870	70		Seaboard Corp	1		3
PowerSecure International Inc (a)	1,215	20		SUPERVALU Inc (a)	6,756		54
SunPower Corp (a)	1,750	48
Universal Display Corp (a)	1,499	43		Tootsie Roll Industries Inc	817		28
				TreeHouse Foods Inc (a)	1,052		75
		$2,386		United Natural Foods Inc (a)	1,844		108
Electronics - 0.83%				Village Super Market Inc	264		10
Analogic Corp	352	25					$824
Badger Meter Inc	649	31		Forest Products & Paper - 0.15%
Coherent Inc	876	50		Buckeye Technologies Inc	1,020		38
FARO Technologies Inc (a)	26,727	981		Clearwater Paper Corp (a)	631		31
FEI Co	1,581	122		Deltic Timber Corp	462		28
InvenSense Inc (a)	2,425	43
Measurement Specialties Inc (a)	596	30		KapStone Paper and Packaging Corp	1,645		72
				Neenah Paper Inc	108		4
Mesa Laboratories Inc	168	11		Orchids Paper Products Co	178		5
Methode Electronics Inc	1,332	25		PH Glatfelter Co	1,542		41
NVE Corp (a)	322	16
OSI Systems Inc (a)	668	47		Schweitzer-Mauduit International Inc	922		50
				Xerium Technologies Inc (a)	699		9
Rogers Corp (a)	447	25
Stoneridge Inc (a)	1,538	19					$278
Taser International Inc (a)	3,462	31		Gas - 0.01%
Watts Water Technologies Inc	137	7		South Jersey Industries Inc	430		26
Woodward Inc	2,878	118
		$1,581		Hand & Machine Tools - 0.03%
Energy - Alternate Sources - 0.02%				Franklin Electric Co Inc	1,625		61
Clean Energy Fuels Corp (a)	2,494	33
FutureFuel Corp	341	5		Healthcare - Products - 4.12%
Renewable Energy Group Inc (a)	255	4
				Abaxis Inc	36,377		1,531
		$42		ABIOMED Inc (a)	1,450		36
Engineering & Construction - 0.09%				Accelerate Diagnostics Inc (a)	680		6
Aegion Corp (a)	371	9		Align Technology Inc (a)	3,101		133
Dycom Industries Inc (a)	786	21		ArthroCare Corp (a)	972		35
Exponent Inc	610	40		AtriCure Inc (a)	1,341		13
MasTec Inc (a)	2,494	82		Atrion Corp	105		25
Mistras Group Inc (a)	1,018	17		Biolase Inc (a)	1,860		7
National Technical Systems Inc (a)	381	6		Cantel Medical Corp	1,371		36
		$175		Cardiovascular Systems Inc (a)	1,368		28
				Cepheid Inc (a)	38,297		1,336
Entertainment - 1.69%				Cerus Corp (a)	4,467		25
Carmike Cinemas Inc (a)	25,819	473		Cyberonics Inc (a)	1,166		61
Churchill Downs Inc	574	47		Cynosure Inc (a)	410		12
Multimedia Games Holding Co Inc (a)	71,898	2,516		DexCom Inc (a)	2,893		63
National CineMedia Inc	1,265	23		Endologix Inc (a)	2,398		38
Pinnacle Entertainment Inc (a)	1,955	41		Exactech Inc (a)	132		3
SHFL Entertainment Inc (a)	2,353	53		Female Health Co/The	43,600		400
Vail Resorts Inc	1,299	87		GenMark Diagnostics Inc (a)	1,865		18
		$3,240		Genomic Health Inc (a)	1,071		38
				Globus Medical Inc (a)	2,236		37
				Greatbatch Inc (a)	38,730		1,464

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Home Furnishings (continued)
Haemonetics Corp (a)	2,187	$92		TiVo Inc (a)	2,708		$30
Hanger Inc (a)	965	36					$196
HeartWare International Inc (a)	676	62
ICU Medical Inc (a)	490	35		Housewares - 0.02%
Insulet Corp (a)	2,212	71		EveryWare Global Inc (a)	640		8
Integra LifeSciences Holdings Corp (a)	746	29		Libbey Inc (a)	1,371		34
LipoScience Inc (a)	63,310	402					$42
Luminex Corp (a)	1,547	31		Insurance - 1.48%
Masimo Corp	2,112	49		American Equity Investment Life Holding Co	317		6
Merge Healthcare Inc (a)	4,272	19		Amtrust Financial Services Inc	54,585		2,273
Meridian Bioscience Inc	1,747	43		Argo Group International Holdings Ltd	593		26
MiMedx Group Inc (a)	5,508	35		Crawford & Co	633		5
NanoString Technologies Inc (a)	77,733	708		Employers Holdings Inc	1,392		36
Natus Medical Inc (a)	1,174	15		Enstar Group Ltd (a)	214		31
NuVasive Inc (a)	694	16		HCI Group Inc	594		22
NxStage Medical Inc (a)	2,234	29		Health Insurance Innovations Inc (a)	27,337		331
PhotoMedex Inc (a),(b)	24,097	384		Infinity Property & Casualty Corp	363		24
Quidel Corp (a)	1,198	32		Maiden Holdings Ltd	425		5
Rochester Medical Corp (a)	604	9		MGIC Investment Corp (a)	6,450		49
Spectranetics Corp (a)	1,453	26		Radian Group Inc	1,719		24
STAAR Surgical Co (a)	2,448	26					$2,832
STERIS Corp	2,413	109
SurModics Inc (a)	929	19		Internet - 2.77%
TearLab Corp (a)	1,672	24		1-800-Flowers.com Inc (a)	1,280		9
Thoratec Corp (a)	2,347	77		Angie's List Inc (a)	863		19
Utah Medical Products Inc	218	12		Blucora Inc (a)	1,664		33
Vascular Solutions Inc (a)	1,030	17		Blue Nile Inc (a)	822		32
Volcano Corp (a)	1,972	39		Brightcove Inc (a)	109,530		1,119
West Pharmaceutical Services Inc	1,415	104		BroadSoft Inc (a)	1,192		36
		$7,895		Cogent Communications Group Inc	1,932		55
				comScore Inc (a)	1,527		44
Healthcare - Services - 1.74%				Dealertrack Technologies Inc (a)	1,442		54
Acadia Healthcare Co Inc (a)	73,834	2,722		Dice Holdings Inc (a)	3,038		26
Air Methods Corp	1,661	56		Global Sources Ltd (a)	185		1
Amsurg Corp (a)	674	26		HealthStream Inc (a)	1,324		42
Bio-Reference Labs Inc (a)	1,061	28		HomeAway Inc (a)	52,745		1,588
Capital Senior Living Corp (a)	1,050	24		Lionbridge Technologies Inc (a)	3,559		12
Centene Corp (a)	2,221	123		Liquidity Services Inc (a)	1,019		29
Emeritus Corp (a)	1,649	38		magicJack VocalTec Ltd (a)	680		11
Ensign Group Inc/The	704	27		Move Inc (a)	2,630		37
Gentiva Health Services Inc (a)	2,006	22		NIC Inc	2,790		51
HealthSouth Corp	2,988	97		OpenTable Inc (a)	975		62
Healthways Inc (a)	1,443	25		Orbitz Worldwide Inc (a)	1,554		14
IPC The Hospitalist Co Inc (a)	715	36		Overstock.com Inc (a)	760		26
Molina Healthcare Inc (a)	1,160	43		Perficient Inc (a)	282		4
Skilled Healthcare Group Inc (a)	1,158	8		Reis Inc (a)	534		10
US Physical Therapy Inc	787	23		Responsys Inc (a)	2,223		32
Vanguard Health Systems Inc (a)	1,194	25		RetailMeNot Inc (a)	4,560		130
		$3,323		Saba Software Inc (a)	103,955		1,040
				Sapient Corp (a)	4,723		65
Holding Companies - Diversified - 0.02%				Shutterfly Inc (a)	1,373		74
Primoris Services Corp	1,476	31		Shutterstock Inc (a)	327		17
				Sourcefire Inc (a)	1,321		100
Home Builders - 2.25%				SPS Commerce Inc (a)	471		30
Hovnanian Enterprises Inc (a)	87,055	466		Stamps.com Inc (a)	937		37
KB Home	3,022	54		Textura Corp (a)	2,854		86
M/I Homes Inc (a)	436	9		Travelzoo Inc (a)	464		13
Meritage Homes Corp (a)	38,963	1,763		Trulia Inc (a)	867		32
Ryland Group Inc/The	1,928	78		ValueClick Inc (a)	3,278		80
Standard Pacific Corp (a)	142,386	1,165		VASCO Data Security International Inc (a)	837		7
Taylor Morrison Home Corp (a)	30,879	748		VirnetX Holding Corp (a)	1,558		30
Winnebago Industries Inc (a)	1,175	28		Web.com Group Inc (a)	1,514		39
		$4,311		WebMD Health Corp (a)	1,269		42
				XO Group Inc (a)	1,703		20
Home Furnishings - 0.10%				Yelp Inc (a)	1,076		45
American Woodmark Corp (a)	636	22
				Zillow Inc (a)	759		56
Daktronics Inc	586	6		Zix Corp (a)	3,972		18
Ethan Allen Interiors Inc	864	26
iRobot Corp (a)	1,178	41					$5,307
La-Z-Boy Inc	992	21
Select Comfort Corp (a)	2,192	50

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Investment Companies - 0.00%				Miscellaneous Manufacturing (continued)
Main Street Capital Corp	168	$5		Polypore International Inc (a)	1,687		$71
				Proto Labs Inc (a)	714		48
				Raven Industries Inc	1,378		42
Leisure Products & Services - 0.68%				Smith & Wesson Holding Corp (a)	2,833		34
Arctic Cat Inc	550	30
Black Diamond Inc (a)	100,875	1,043		Standex International Corp	192		11
Brunswick Corp/DE	3,585	135		Sturm Ruger & Co Inc	819		42
				Tredegar Corp	578		17
Interval Leisure Group Inc	1,692	36		Trimas Corp (a)	1,694		63
Life Time Fitness Inc (a)	820	44
Nautilus Inc (a)	1,988	18					$726
		$1,306		Office Furnishings - 0.11%
				Herman Miller Inc	2,453		69
Lodging - 0.03%				HNI Corp	1,566		60
Ameristar Casinos Inc	1,235	33
Boyd Gaming Corp (a)	2,044	27		Interface Inc	2,214		42
Monarch Casino & Resort Inc (a)	300	6		Knoll Inc	2,249		37
				Steelcase Inc	682		10
		$66					$218
Machinery - Construction & Mining - 0.02%				Oil & Gas - 4.67%
Hyster-Yale Materials Handling Inc	440	29		Apco Oil and Gas International Inc (a)	95		2
				Approach Resources Inc (a)	16,241		430
Machinery - Diversified - 1.99%				Arabian American Development Co (a)	1,346		12
Albany International Corp	272	9		Berry Petroleum Co	683		28
Altra Holdings Inc	1,152	29		Bill Barrett Corp (a)	905		20
Applied Industrial Technologies Inc	1,623	85		Bonanza Creek Energy Inc (a)	1,191		49
Chart Industries Inc (a)	5,526	628		Carrizo Oil & Gas Inc (a)	1,463		46
Cognex Corp	1,903	101		Contango Oil & Gas Co	157		6
DXP Enterprises Inc (a)	397	27		Delek US Holdings Inc	23,999		726
Intermec Inc (a)	2,566	25		Diamondback Energy Inc (a)	53,822		2,055
Lindsay Corp	578	44		EPL Oil & Gas Inc (a)	620		20
Manitex International Inc (a)	787	9		Evolution Petroleum Corp (a)	1,086		13
Middleby Corp (a)	15,661	2,803		EXCO Resources Inc	2,839		25
Tennant Co	810	42		Gulfport Energy Corp (a)	43,180		2,297
		$3,802		Kodiak Oil & Gas Corp (a)	10,704		104
				Magnum Hunter Resources Corp (a)	370,214		1,418
Media - 1.45%				Magnum Hunter Resources Corp - Warrants (a)	28,353		2
Belo Corp	2,227	32		Panhandle Oil and Gas Inc	437		13
Entravision Communications Corp	3,533	20		Rex Energy Corp (a)	78,437		1,505
LIN Media LLC (a)	1,128	18		Rosetta Resources Inc (a)	2,464		112
Nexstar Broadcasting Group Inc	1,227	44		Synergy Resources Corp (a)	2,605		20
Sinclair Broadcast Group Inc	94,579	2,668		Vaalco Energy Inc (a)	1,867		12
		$2,782		Western Refining Inc	1,232		37
Metal Fabrication & Hardware - 0.16%							$8,952
CIRCOR International Inc	84	4		Oil & Gas Services - 0.41%
Mueller Industries Inc	1,176	65		CARBO Ceramics Inc	347		31
Mueller Water Products Inc - Class A	5,748	44		Edgen Group Inc (a)	1,093		9
RBC Bearings Inc (a)	831	46		Flotek Industries Inc (a)	2,107		41
Rexnord Corp (a)	1,948	37		Forum Energy Technologies Inc (a)	1,286		37
Sun Hydraulics Corp	946	30		Geospace Technologies Corp (a)	577		43
Worthington Industries Inc	2,130	76		Global Geophysical Services Inc (a)	95,816		421
		$302		Hornbeck Offshore Services Inc (a)	123		7
Mining - 0.06%				ION Geophysical Corp (a)	1,861		11
Coeur Mining Inc (a)	2,809	38		Matrix Service Co (a)	334		5
Gold Resource Corp	2,167	17		Newpark Resources Inc (a)	2,820		32
Materion Corp	692	21		SEACOR Holdings Inc	108		9
United States Lime & Minerals Inc (a)	109	7		Targa Resources Corp	1,341		91
US Silica Holdings Inc	1,374	33		TGC Industries Inc	994		9
		$116		Thermon Group Holdings Inc (a)	1,737		35
							$781
Miscellaneous Manufacturing - 0.38%
AZZ Inc	1,149	43		Packaging & Containers - 0.07%
Blount International Inc (a)	2,167	29		Berry Plastics Group Inc (a)	2,231		51
CLARCOR Inc	2,078	114		Graphic Packaging Holding Co (a)	8,459		73
EnPro Industries Inc (a)	441	25					$124
Federal Signal Corp (a)	2,272	22
GP Strategies Corp (a)	898	24		Pharmaceuticals - 7.80%
				ACADIA Pharmaceuticals Inc (a)	2,711		53
Handy & Harman Ltd (a)	313	6		Achillion Pharmaceuticals Inc (a)	95,699		684
Hillenbrand Inc	1,987	49		Akorn Inc (a)	131,289		1,863
John Bean Technologies Corp	1,317	31		Alimera Sciences Inc (a)	1,108		5
Koppers Holdings Inc	920	36		Anika Therapeutics Inc (a)	461		9
Park-Ohio Holdings Corp (a)	545	19

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Array BioPharma Inc (a)	4,833	$32		Ryman Hospitality Properties Inc	1,174		$44
Auxilium Pharmaceuticals Inc (a)	2,088	38		Sabra Health Care REIT Inc	989		26
AVANIR Pharmaceuticals Inc (a)	5,245	25		Saul Centers Inc	506		23
BioScrip Inc (a)	127,436	2,071		Sovran Self Storage Inc	1,211		84
Cadence Pharmaceuticals Inc (a)	4,053	30		Strategic Hotels & Resorts Inc (a)	5,786		51
Clovis Oncology Inc (a)	502	39		Summit Hotel Properties Inc	74,765		757
Dyax Corp (a)	7,137	29		Sun Communities Inc	1,465		71
Endocyte Inc (a)	1,983	36		Urstadt Biddle Properties Inc	1,234		26
Furiex Pharmaceuticals Inc (a)	493	22					$2,444
Hi-Tech Pharmacal Co Inc	267	10
Idenix Pharmaceuticals Inc (a)	5,626	22		Retail - 12.12%
Infinity Pharmaceuticals Inc (a)	40,148	851		Aeropostale Inc (a)	3,089		47
Insys Therapeutics Inc (a)	65,472	1,118		AFC Enterprises Inc (a)	1,063		39
Ironwood Pharmaceuticals Inc (a)	3,808	47		ANN Inc (a)	1,968		67
Isis Pharmaceuticals Inc (a)	39,553	1,142		Asbury Automotive Group Inc (a)	1,145		56
Jazz Pharmaceuticals PLC (a)	19,770	1,493		Big 5 Sporting Goods Corp	1,077		22
Keryx Biopharmaceuticals Inc (a)	3,528	32		BJ's Restaurants Inc (a)	37,901		1,351
Lannett Co Inc (a)	1,046	15		Bloomin' Brands Inc (a)	2,312		55
Lifevantage Corp (a)	7,274	19		Bravo Brio Restaurant Group Inc (a)	1,190		19
MannKind Corp (a)	5,118	40		Brown Shoe Co Inc	1,124		27
Nektar Therapeutics (a)	3,303	37		Buckle Inc/The	1,188		66
Neogen Corp (a)	1,016	57		Buffalo Wild Wings Inc (a)	690		71
Neurocrine Biosciences Inc (a)	2,428	34		Casey's General Stores Inc	1,395		92
Opko Health Inc (a)	5,173	39		CEC Entertainment Inc	779		32
Optimer Pharmaceuticals Inc (a)	1,851	23		Cheesecake Factory Inc/The	2,224		94
Orexigen Therapeutics Inc (a)	3,875	29		Children's Place Retail Stores Inc/The (a)	598		32
Pacira Pharmaceuticals Inc/DE (a)	1,128	38		Christopher & Banks Corp (a)	112,810		772
Portola Pharmaceuticals Inc (a)	38,835	892		Chuy's Holdings Inc (a)	28,089		991
				Conn's Inc (a)	812		52
Questcor Pharmaceuticals Inc	2,124	142
Receptos Inc (a)	376	7		Cracker Barrel Old Country Store Inc	823		81
Regulus Therapeutics Inc (a)	78,130	792		Denny's Corp (a)	4,911		28
Sagent Pharmaceuticals Inc (a)	1,069	23		Destination Maternity Corp	778		23
Santarus Inc (a)	2,274	55		DineEquity Inc	363		25
Sarepta Therapeutics Inc (a)	45,672	1,690		Diversified Restaurant Holdings Inc (a)	50,864		363
Sciclone Pharmaceuticals Inc (a)	2,534	16		Express Inc (a)	3,576		81
Sucampo Pharmaceuticals Inc (a)	801	5		Fiesta Restaurant Group Inc (a)	717		23
Synageva BioPharma Corp (a)	22,855	1,099		Fifth & Pacific Cos Inc (a)	96,940		2,309
Tetraphase Pharmaceuticals Inc (a)	752	6		First Cash Financial Services Inc (a)	1,229		66
TG Therapeutics Inc (a)	838	5		Five Below Inc (a)	34,722		1,349
TherapeuticsMD Inc (a),(b)	5,108	12		Francesca's Holdings Corp (a)	68,344		1,699
Threshold Pharmaceuticals Inc (a)	3,014	16		Genesco Inc (a)	725		51
USANA Health Sciences Inc (a)	410	34		GNC Holdings Inc	14,515		766
Vanda Pharmaceuticals Inc (a)	1,816	21		Haverty Furniture Cos Inc	299		8
ViroPharma Inc (a)	2,703	93		Hibbett Sports Inc (a)	13,893		815
Vivus Inc (a)	3,764	56		HSN Inc	1,417		85
XenoPort Inc (a)	415	2		Ignite Restaurant Group Inc (a)	470		7
				Jack in the Box Inc (a)	35,098		1,408
		$14,948		Jos A Bank Clothiers Inc (a)	267		11
Pipelines - 0.06%				Kirkland's Inc (a)	632		11
Crosstex Energy Inc	1,625	33		Krispy Kreme Doughnuts Inc (a)	2,737		58
SemGroup Corp	1,584	89		Lithia Motors Inc	22,946		1,497
		$122		Lumber Liquidators Holdings Inc (a)	18,266		1,769
				Mattress Firm Holding Corp (a)	7,986		326
Private Equity - 0.38%				Nathan's Famous Inc (a)	173		10
GSV Capital Corp (a)	78,616	727		Office Depot Inc (a)	3,941		17
				Papa John's International Inc	672		45
REITS - 1.28%				Penske Automotive Group Inc	33,776		1,256
Acadia Realty Trust	649	17		Pier 1 Imports Inc	3,971		93
Alexander's Inc	92	28		Pricesmart Inc	692		63
Coresite Realty Corp	847	29		Red Robin Gourmet Burgers Inc (a)	24,320		1,383
DuPont Fabros Technology Inc	982	22		Restoration Hardware Holdings Inc (a)	12,563		840
EastGroup Properties Inc	1,227	76		Rite Aid Corp (a)	19,201		58
Geo Group Inc/The	1,280	44		rue21 inc (a)	615		26
Glimcher Realty Trust	71,384	802		Rush Enterprises Inc - Class A (a)	822		20
Healthcare Realty Trust Inc	1,438	37		Ruth's Hospitality Group Inc	2,291		27
Highwoods Properties Inc	1,039	38		Sears Hometown and Outlet Stores Inc (a)	358		16
Inland Real Estate Corp	3,017	31		Sonic Corp (a)	1,990		31
LTC Properties Inc	1,230	47		Stein Mart Inc	939		13
National Health Investors Inc	1,006	63		Susser Holdings Corp (a)	652		34
Potlatch Corp	1,663	73		Texas Roadhouse Inc	2,674		65
PS Business Parks Inc	745	55		Tile Shop Holdings Inc (a)	59,838		1,701

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Software (continued)
Tilly's Inc (a)	44,495	$653		Medidata Solutions Inc (a)	1,100		$102
Vera Bradley Inc (a)	1,342	32		MicroStrategy Inc (a)	368		35
Vitamin Shoppe Inc (a)	1,285	62		Monotype Imaging Holdings Inc	1,526		37
Zumiez Inc (a)	954	26		Omnicell Inc (a)	37,175		784
		$23,215		Pegasystems Inc	757		27
				Progress Software Corp (a)	1,181		30
Savings & Loans - 0.68%				Proofpoint Inc (a)	5,510		148
B of I Holding Inc (a)	775	42		PROS Holdings Inc (a)	945		31
EverBank Financial Corp	41,953	651		PTC Inc (a)	4,354		118
Northfield Bancorp Inc/NJ	846	10		QAD Inc	420		5
Oritani Financial Corp	1,028	17		QLIK Technologies Inc (a)	50,795		1,591
Pacific Premier Bancorp Inc (a)	44,725	583
				Quality Systems Inc	1,707		39
		$1,303		Rally Software Development Corp (a)	30,160		850
Semiconductors - 1.84%				RealPage Inc (a)	1,495		30
Ambarella Inc (a)	1,208	20		Rosetta Stone Inc (a)	742		12
Applied Micro Circuits Corp (a)	2,448	29		SciQuest Inc (a)	1,489		37
Cabot Microelectronics Corp (a)	1,045	39		SS&C Technologies Holdings Inc (a)	2,506		90
Cavium Inc (a)	36,491	1,334		Synchronoss Technologies Inc (a)	1,217		42
Cirrus Logic Inc (a)	1,649	32		Take-Two Interactive Software Inc (a)	2,952		52
Cypress Semiconductor Corp (a)	5,319	68		Tyler Technologies Inc (a)	1,300		97
Diodes Inc (a)	1,191	33		Ultimate Software Group Inc (a)	17,543		2,373
Entegris Inc (a)	1,339	13		Verint Systems Inc (a)	2,254		81
Exar Corp (a)	2,462	32					$14,881
Hittite Microwave Corp (a)	1,402	88
Inphi Corp (a)	68,275	796		Storage & Warehousing - 0.40%
				Mobile Mini Inc (a)	240		8
Integrated Device Technology Inc (a)	2,474	22		Wesco Aircraft Holdings Inc (a)	38,484		753
Microsemi Corp (a)	22,877	564
Monolithic Power Systems Inc	1,338	35					$761
Nanometrics Inc (a)	1,008	15		Telecommunications - 4.13%
OmniVision Technologies Inc (a)	305	5		8x8 Inc (a)	168,820		1,529
Peregrine Semiconductor Corp (a)	1,727	19		ADTRAN Inc	1,637		43
PMC - Sierra Inc (a)	3,711	24		Alliance Fiber Optic Products Inc	368		12
Power Integrations Inc	1,055	58		Anaren Inc (a)	122		3
Rambus Inc (a)	4,038	39		Anixter International Inc (a)	672		56
Rudolph Technologies Inc (a)	364	4		ARRIS Group Inc (a)	4,360		66
Semtech Corp (a)	2,861	87		Aruba Networks Inc (a)	46,703		831
Silicon Image Inc (a)	4,966	28		Atlantic Tele-Network Inc	584		30
SunEdison Inc (a)	8,385	85		CalAmp Corp (a)	2,358		36
Ultratech Inc (a)	1,163	34		Ciena Corp (a)	37,083		819
Veeco Instruments Inc (a)	650	23		Cincinnati Bell Inc (a)	4,619		16
Volterra Semiconductor Corp (a)	125	2		Comverse Inc (a)	800		25
		$3,528		Consolidated Communications Holdings Inc	1,739		30
				Cyan Inc (a)	31,713		329
Software - 7.77%				Fairpoint Communications Inc (a)	1,186		10
ACI Worldwide Inc (a)	1,511	72		General Communication Inc (a)	2,520		22
Acxiom Corp (a)	1,193	31		Gigamon Inc (a)	12,355		442
Advent Software Inc	1,340	39		HickoryTech Corp	798		9
American Software Inc/Georgia	1,570	14		IDT Corp - Class B	946		20
Aspen Technology Inc (a)	3,818	124		Infinera Corp (a)	3,948		43
athenahealth Inc (a)	1,338	150
AVG Technologies NV (a)	1,533	34		InterDigital Inc/PA	1,834		73
				IPG Photonics Corp	23,597		1,437
Blackbaud Inc	1,704	60		Ixia (a)	114,244		1,588
Bottomline Technologies de Inc (a)	1,377	40		KVH Industries Inc (a)	845		12
CommVault Systems Inc (a)	1,933	163		LogMeIn Inc (a)	885		26
Computer Programs & Systems Inc	710	40		Loral Space & Communications Inc	449		28
Cornerstone OnDemand Inc (a)	1,712	75
CSG Systems International Inc	1,273	30		Lumos Networks Corp	911		17
Demandware Inc (a)	581	26		NTELOS Holdings Corp	994		19
				Plantronics Inc	1,687		78
Ebix Inc	1,382	16		Premiere Global Services Inc (a)	752		8
Envestnet Inc (a)	1,353	34		RF Micro Devices Inc (a)	8,892		46
EPAM Systems Inc (a)	71,385	2,067		RigNet Inc (a)	800		22
EPIQ Systems Inc	166	2		Ruckus Wireless Inc (a)	1,583		21
Fair Isaac Corp	1,481	74		Shenandoah Telecommunications Co	1,387		27
Greenway Medical Technologies (a)	925	11
Guidewire Software Inc (a)	29,397	1,286		Tessco Technologies Inc	178		6
Imperva Inc (a)	856	43		Ubiquiti Networks Inc	681		14
				ViaSat Inc (a)	1,393		93
Infoblox Inc (a)	73,479	2,403
Interactive Intelligence Group Inc (a)	554	32		West Corp	918		20
Jive Software Inc (a)	99,486	1,335					$7,906
Market Leader Inc (a)	1,233	15		Textiles - 0.03%
MedAssets Inc (a)	2,493	54		Culp Inc	457		9

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2013 (unaudited)

				Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
Textiles (continued)				Consumer, Cyclical	23.01%
G&K Services Inc	210	$11		Consumer, Non-cyclical	22.21%
UniFirst Corp/MA	338	33		Financial	17.05%
		$53		Industrial	10.72%
Transportation - 1.90%				Technology	10.56%
CAI International Inc (a)	405	9		Communications	8.35%
Echo Global Logistics Inc (a)	1,164	25		Energy	5.16%
				Basic Materials	0.59%
Forward Air Corp	1,324	48		Utilities	0.04%
Heartland Express Inc	2,472	36		Diversified	0.02%
HUB Group Inc (a)	1,660	63
				Other Assets in Excess of Liabilities, Net	2.29%
Knight Transportation Inc	2,507	43		TOTAL NET ASSETS	100.00%
Matson Inc	1,785	51
PHI Inc (a)	69	2
Quality Distribution Inc (a)	461	5
Roadrunner Transportation Systems Inc (a)	84,451	2,553
Saia Inc (a)	1,015	30
Swift Transportation Co (a)	3,597	64
Tidewater Inc	10,870	641
Universal Truckload Services Inc	345	10
UTI Worldwide Inc	2,340	39
Werner Enterprises Inc	846	20
YRC Worldwide Inc (a)	140	5
		$3,644

Trucking & Leasing - 0.01%
TAL International Group Inc	649	26

Water - 0.02%
American States Water Co	128	8
SJW Corp	283	8
York Water Co	642	14
		$30
TOTAL COMMON STOCKS		$173,828
	Maturity
REPURCHASE AGREEMENTS - 6.95%	Amount (000's)	Value(000	's)

Banks - 6.95%
Investment in Joint Trading Account; Credit	$2,610	$2,611
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $2,662,660; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	5,279	5,279
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $5,384,492; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	3,046	3,045
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $3,106,438; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)
Investment in Joint Trading Account; Merrill	2,381	2,381
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $2,428,732; 0.25% - 3.13%;
dated 07/31/15 - 02/15/43)
		$13,316
TOTAL REPURCHASE AGREEMENTS		$13,316
Total Investments		$187,144
Other Assets in Excess of Liabilities, Net - 2.29%		$4,393
TOTAL NET ASSETS - 100.00%		$191,537

(a) Non-Income Producing Security
(b) Security is Illiquid

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; September 2013	Long	130	$13,055	$13,558	$503
Total					$503
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2013 (unaudited)

COMMON STOCKS - 97.04%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.06%				Banks (continued)
Harte-Hanks Inc	54,106	$517		Simmons First National Corp	20,615		$564
				Sterling Bancorp/NY	38,653		524
				Susquehanna Bancshares Inc	232,827		3,097
Aerospace & Defense - 2.07%				Taylor Capital Group Inc (a)	18,160		407
AAR Corp	49,613	1,202		Texas Capital Bancshares Inc (a)	50,922		2,316
Aerovironment Inc (a)	23,793	538
Cubic Corp	25,038	1,266		Tompkins Financial Corp	14,439		652
Curtiss-Wright Corp	58,466	2,376		TrustCo Bank Corp NY	117,629		699
GenCorp Inc (a)	75,544	1,323		UMB Financial Corp	40,496		2,422
Kaman Corp	33,755	1,278		Umpqua Holdings Corp	139,801		2,354
Moog Inc (a)	56,584	3,182		United Bankshares Inc/WV	57,306		1,623
				United Community Banks Inc/GA (a)	57,713		787
National Presto Industries Inc	6,114	453
Orbital Sciences Corp (a)	74,906	1,389		ViewPoint Financial Group Inc	44,893		968
Teledyne Technologies Inc (a)	46,659	3,741		Wilshire Bancorp Inc	77,452		681
				Wintrust Financial Corp	46,249		1,892
		$16,748					$56,250
Agriculture - 0.21%
Alliance One International Inc (a)	102,868	392		Beverages - 0.23%
				Boston Beer Co Inc/The (a)	10,484		1,877
Andersons Inc/The	21,715	1,288
		$1,680
				Biotechnology - 1.48%
Airlines - 0.35%				Acorda Therapeutics Inc (a)	50,653		1,923
Allegiant Travel Co	18,826	1,833		Arqule Inc (a)	73,504		196
SkyWest Inc	64,777	980		Cambrex Corp (a)	37,500		549
		$2,813		Cubist Pharmaceuticals Inc (a)	81,420		5,075
Apparel - 1.80%				Emergent Biosolutions Inc (a)	32,023		567
Crocs Inc (a)	110,027	1,504		Medicines Co/The (a)	69,917		2,161
Iconix Brand Group Inc (a)	71,201	2,338		Momenta Pharmaceuticals Inc (a)	57,056		985
Maidenform Brands Inc (a)	29,075	679		Spectrum Pharmaceuticals Inc	65,209		550
Oxford Industries Inc	17,800	1,205					$12,006
Perry Ellis International Inc	14,673	295		Building Materials - 1.31%
Quiksilver Inc (a)	156,936	992
Skechers U.S.A. Inc (a)	48,013	1,310		AAON Inc	34,861		752
Steven Madden Ltd (a)	51,351	2,640		Apogee Enterprises Inc	35,885		960
				Comfort Systems USA Inc	46,448		718
Wolverine World Wide Inc	62,653	3,603		Drew Industries Inc	24,030		981
		$14,566		Gibraltar Industries Inc (a)	36,019		555
Automobile Parts & Equipment - 0.54%				Griffon Corp	56,127		668
Dorman Products Inc	33,845	1,593		Headwaters Inc (a)	91,258		860
Spartan Motors Inc	39,186	238		Quanex Building Products Corp	46,280		788
Standard Motor Products Inc	24,664	848		Simpson Manufacturing Co Inc	50,324		1,662
Superior Industries International Inc	28,998	528		Texas Industries Inc (a)	26,269		1,632
Titan International Inc	66,832	1,152		Universal Forest Products Inc	24,721		1,020
		$4,359					$10,596
Banks - 6.94%				Chemicals - 2.01%
Bank of the Ozarks Inc	37,523	1,793		A Schulman Inc	36,898		989
Banner Corp	21,832	809		American Vanguard Corp	30,379		750
BBCN Bancorp Inc	98,620	1,441		Balchem Corp	37,055		1,844
Boston Private Financial Holdings Inc	98,724	1,091		Hawkins Inc	11,470		444
City Holding Co	19,554	865		HB Fuller Co	62,826		2,523
Columbia Banking System Inc	63,715	1,592		Innophos Holdings Inc	27,416		1,366
Community Bank System Inc	49,950	1,675		Kraton Performance Polymers Inc (a)	40,616		825
CVB Financial Corp	110,083	1,441		OM Group Inc (a)	39,921		1,232
First BanCorp/Puerto Rico (a)	87,877	662		PolyOne Corp	124,074		3,587
First Commonwealth Financial Corp	122,242	918		Quaker Chemical Corp	16,407		1,082
First Financial Bancorp	72,237	1,164		Stepan Co	22,067		1,321
First Financial Bankshares Inc	37,405	2,306		Zep Inc	28,272		370
First Midwest Bancorp Inc/IL	93,738	1,431					$16,333
FNB Corp/PA	181,079	2,289		Coal - 0.32%
Glacier Bancorp Inc	89,935	2,189		Cloud Peak Energy Inc (a)	75,946		1,217
Hanmi Financial Corp	39,444	670		SunCoke Energy Inc (a)	87,380		1,381
Home BancShares Inc/AR	57,574	1,573					$2,598
Independent Bank Corp/Rockland MA	28,572	1,064
MB Financial Inc	68,425	1,969		Commercial Services - 4.73%
National Penn Bancshares Inc	147,234	1,589		ABM Industries Inc	63,565		1,646
NBT Bancorp Inc	54,686	1,234		American Public Education Inc (a)	21,983		869
Old National Bancorp/IN	126,573	1,824		AMN Healthcare Services Inc (a)	57,486		850
PacWest Bancorp	49,116	1,740		Arbitron Inc	33,325		1,532
Pinnacle Financial Partners Inc (a)	41,252	1,175		Capella Education Co (a)	13,931		683
PrivateBancorp Inc	78,510	1,852		Cardtronics Inc (a)	56,012		1,650
S&T Bancorp Inc	37,110	908		Career Education Corp (a)	63,625		205

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)					Diversified Financial Services (continued)
CDI Corp	17,454		$275		Encore Capital Group Inc (a)	29,035		$1,128
Chemed Corp	23,560		1,663		Evercore Partners Inc - Class A	36,434		1,728
Consolidated Graphics Inc (a)	10,229		548		Financial Engines Inc	53,128		2,536
Corinthian Colleges Inc (a)	97,926		219		Higher One Holdings Inc (a)	41,367		447
Corvel Corp (a)	14,782		501		Interactive Brokers Group Inc - A Shares	51,013		827
Cross Country Healthcare Inc (a)	38,586		218		Investment Technology Group Inc (a)	46,466		660
ExlService Holdings Inc (a)	33,005		924		MarketAxess Holdings Inc	46,832		2,421
Forrester Research Inc	16,661		584		Outerwall Inc (a)	35,037		1,936
Healthcare Services Group Inc	85,438		2,103		Piper Jaffray Cos (a)	19,827		665
Heartland Payment Systems Inc	45,364		1,692		Portfolio Recovery Associates Inc (a)	21,107		3,152
Heidrick & Struggles International Inc	20,519		316		Stifel Financial Corp (a)	73,822		2,779
Insperity Inc	27,423		907		SWS Group Inc (a)	35,370		211
ITT Educational Services Inc (a)	19,545		513		Virtus Investment Partners Inc (a)	7,227		1,348
Kelly Services Inc	33,889		663		WageWorks Inc (a)	26,240		886
Korn/Ferry International (a)	60,786		1,187		World Acceptance Corp (a)	15,407		1,283
Landauer Inc	11,895		586					$22,279
Lincoln Educational Services Corp	28,172		177
Live Nation Entertainment Inc (a)	179,950		2,948		Electric - 1.69%
MAXIMUS Inc	85,296		3,208		Allete Inc	44,864		2,406
Medifast Inc (a)	15,174		415		Avista Corp	74,820		2,153
Monro Muffler Brake Inc	36,699		1,578		El Paso Electric Co	50,211		1,897
Navigant Consulting Inc (a)	62,979		845		NorthWestern Corp	47,305		1,996
On Assignment Inc (a)	55,215		1,686		UIL Holdings Corp	63,524		2,594
PAREXEL International Corp (a)	70,985		3,510		UNS Energy Corp	51,768		2,632
Resources Connection Inc	50,939		677					$13,678
TeleTech Holdings Inc (a)	27,366		685		Electrical Components & Equipment - 1.40%
TrueBlue Inc (a)	50,793		1,356		Advanced Energy Industries Inc (a)	45,587		987
Universal Technical Institute Inc	26,522		310		Belden Inc	54,978		3,222
Viad Corp	25,379		610		Encore Wire Corp	23,225		969
			$38,339		EnerSys Inc	60,088		3,180
Computers - 2.20%					Littelfuse Inc	27,603		2,208
Agilysys Inc (a)	17,691		205		Powell Industries Inc (a)	11,346		558
CACI International Inc (a)	28,804		1,913		Vicor Corp (a)	22,617		188
CIBER Inc (a)	84,769		309					$11,312
Electronics for Imaging Inc (a)	57,965		1,741		Electronics - 3.37%
iGate Corp (a)	38,294		893		American Science & Engineering Inc	9,730		592
Insight Enterprises Inc (a)	54,342		1,162		Analogic Corp	15,296		1,092
j2 Global Inc	53,910		2,467		Badger Meter Inc	17,934		854
LivePerson Inc (a)	61,896		572		Bel Fuse Inc	12,773		200
Manhattan Associates Inc (a)	24,301		2,147		Benchmark Electronics Inc (a)	68,195		1,509
Mercury Systems Inc (a)	40,364		375		Brady Corp	58,071		1,932
MTS Systems Corp	19,740		1,245		Checkpoint Systems Inc (a)	51,224		881
Netscout Systems Inc (a)	44,442		1,179		Coherent Inc	30,394		1,723
Radisys Corp (a)	28,940		119		CTS Corp	41,856		588
Super Micro Computer Inc (a)	33,228		385		Electro Scientific Industries Inc	31,398		356
Sykes Enterprises Inc (a)	49,345		866		ESCO Technologies Inc	33,010		1,143
Synaptics Inc (a)	40,563		1,622		FARO Technologies Inc (a)	21,341		784
Virtusa Corp (a)	25,531		658		FEI Co	48,161		3,730
			$17,858		II-VI Inc (a)	67,584		1,195
					Measurement Specialties Inc (a)	19,527		972
Consumer Products - 0.77%					Methode Electronics Inc	43,962		830
American Greetings Corp	39,833		758		Newport Corp (a)	48,798		715
Blyth Inc	13,190		185		OSI Systems Inc (a)	23,401		1,647
Central Garden and Pet Co - A Shares (a)	52,196		394
Helen of Troy Ltd (a)	39,835		1,692		Park Electrochemical Corp	24,196		658
Prestige Brands Holdings Inc (a)	63,865		2,166		Plexus Corp (a)	42,583		1,489
					Rofin-Sinar Technologies Inc (a)	35,306		816
WD-40 Co	18,155		1,044		Rogers Corp (a)	21,316		1,186
			$6,239		TTM Technologies Inc (a)	66,007		610
Cosmetics & Personal Care - 0.08%					Watts Water Technologies Inc	35,313		1,846
Inter Parfums Inc	20,339		671					$27,348
					Engineering & Construction - 0.97%
Distribution & Wholesale - 1.05%					Aegion Corp (a)	48,851		1,115
MWI Veterinary Supply Inc (a)	15,025		2,136		Dycom Industries Inc (a)	41,286		1,093
Pool Corp	58,287		3,076		EMCOR Group Inc	83,802		3,459
ScanSource Inc (a)	34,815		1,240		Engility Holdings Inc (a)	21,434		698
United Stationers Inc	50,643		2,096		Exponent Inc	16,464		1,089
			$8,548		Orion Marine Group Inc (a)	34,021		428
Diversified Financial Services - 2.75%								$7,882
Calamos Asset Management Inc	25,564		272
See accompanying notes					260

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Entertainment - 0.74%				Healthcare - Products (continued)
Marriott Vacations Worldwide Corp (a)	36,627	$1,612		Symmetry Medical Inc (a)	46,545		$405
Multimedia Games Holding Co Inc (a)	36,046	1,261		West Pharmaceutical Services Inc	43,182		3,185
Pinnacle Entertainment Inc (a)	72,899	1,549					$27,669
SHFL Entertainment Inc (a)	70,431	1,602
		$6,024		Healthcare - Services - 1.98%
				Air Methods Corp	43,694		1,468
Environmental Control - 0.76%				Almost Family Inc	10,397		199
Calgon Carbon Corp (a)	67,544	1,211		Amedisys Inc (a)	39,289		492
Darling International Inc (a)	147,588	2,996		Amsurg Corp (a)	39,948		1,562
Tetra Tech Inc (a)	81,073	1,913		Bio-Reference Labs Inc (a)	30,397		813
		$6,120		Centene Corp (a)	67,953		3,769
				Ensign Group Inc/The	22,095		845
Food - 2.23%				Gentiva Health Services Inc (a)	36,360		391
B&G Foods Inc	66,003	2,300		Healthways Inc (a)	42,702		733
Calavo Growers Inc	15,791	429		IPC The Hospitalist Co Inc (a)	20,934		1,055
Cal-Maine Foods Inc	17,452	884		Kindred Healthcare Inc	67,475		1,036
Diamond Foods Inc (a)	27,785	567		LHC Group Inc (a)	18,451		423
Hain Celestial Group Inc (a)	59,003	4,305		Magellan Health Services Inc (a)	33,829		1,933
J&J Snack Foods Corp	18,554	1,478		Molina Healthcare Inc (a)	36,294		1,347
Nash Finch Co	15,327	359					$16,066
Sanderson Farms Inc	25,002	1,766
Seneca Foods Corp - Class A (a)	9,666	340		Home Builders - 0.87%
Snyders-Lance Inc	60,452	1,913		M/I Homes Inc (a)	30,184		642
Spartan Stores Inc	27,339	538		Meritage Homes Corp (a)	39,270		1,777
TreeHouse Foods Inc (a)	45,254	3,213		Ryland Group Inc/The	57,591		2,329
		$18,092		Standard Pacific Corp (a)	180,416		1,476
				Winnebago Industries Inc (a)	35,042		838
Forest Products & Paper - 1.37%							$7,062
Buckeye Technologies Inc	48,530	1,806
Clearwater Paper Corp (a)	27,725	1,356		Home Furnishings - 0.87%
Deltic Timber Corp	13,654	824		Daktronics Inc	46,547		506
KapStone Paper and Packaging Corp	48,658	2,143		DTS Inc/CA (a)	22,804		516
Neenah Paper Inc	19,954	790		Ethan Allen Interiors Inc	32,482		987
PH Glatfelter Co	53,590	1,419		iRobot Corp (a)	33,172		1,160
Schweitzer-Mauduit International Inc	39,177	2,121		La-Z-Boy Inc	65,372		1,355
Wausau Paper Corp	57,987	660		Select Comfort Corp (a)	69,488		1,588
		$11,119		Universal Electronics Inc (a)	18,724		577
				VOXX International Corp (a)	24,119		327
Gas - 1.74%							$7,016
Laclede Group Inc/The	37,914	1,739
New Jersey Resources Corp	52,165	2,335		Housewares - 0.44%
Northwest Natural Gas Co	33,650	1,478		Toro Co	71,808		3,539
Piedmont Natural Gas Co Inc	94,581	3,268
South Jersey Industries Inc	40,103	2,450
Southwest Gas Corp	57,849	2,872		Insurance - 2.11%
				Amerisafe Inc	22,962		820
		$14,142		eHealth Inc (a)	24,309		747
Hand & Machine Tools - 0.22%				Employers Holdings Inc	38,646		1,016
Franklin Electric Co Inc	48,550	1,809		Horace Mann Educators Corp	49,557		1,405
				Infinity Property & Casualty Corp	14,388		935
				Meadowbrook Insurance Group Inc	58,554		444
Healthcare - Products - 3.41%				Navigators Group Inc/The (a)	13,233		767
Abaxis Inc	25,942	1,092		ProAssurance Corp	77,188		4,132
ABIOMED Inc (a)	44,014	1,104
Affymetrix Inc (a)	88,777	337		RLI Corp	21,261		1,755
Align Technology Inc (a)	89,616	3,857		Safety Insurance Group Inc	16,011		861
				Selective Insurance Group Inc	69,339		1,695
Cantel Medical Corp	40,518	1,075		Stewart Information Services Corp	25,758		797
CONMED Corp	34,628	1,136		Tower Group International Ltd	48,765		1,067
CryoLife Inc	31,214	221		United Fire Group Inc	27,148		706
Cyberonics Inc (a)	29,677	1,543
Cynosure Inc (a)	23,068	657					$17,147
Greatbatch Inc (a)	29,844	1,128		Internet - 2.09%
Haemonetics Corp (a)	63,778	2,693		Blucora Inc (a)	51,181		1,024
Hanger Inc (a)	43,288	1,598		Blue Nile Inc (a)	15,475		601
ICU Medical Inc (a)	16,020	1,149		comScore Inc (a)	40,563		1,175
Integra LifeSciences Holdings Corp (a)	25,231	994		Dealertrack Technologies Inc (a)	54,348		2,033
Invacare Corp	36,368	568		Dice Holdings Inc (a)	62,798		544
Luminex Corp (a)	47,254	941		HealthStream Inc (a)	24,933		785
Meridian Bioscience Inc	51,778	1,281		Liquidity Services Inc (a)	30,800		878
Merit Medical Systems Inc (a)	49,945	656		NIC Inc	73,697		1,357
Natus Medical Inc (a)	37,943	485		Nutrisystem Inc	35,747		447
NuVasive Inc (a)	55,228	1,260		OpenTable Inc (a)	28,448		1,812
SurModics Inc (a)	15,029	304		PC-Tel Inc	21,672		209

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Miscellaneous Manufacturing (continued)
Perficient Inc (a)	41,825	$571		EnPro Industries Inc (a)	26,073		$1,482
QuinStreet Inc (a)	32,122	299		Federal Signal Corp (a)	77,960		756
Sourcefire Inc (a)	38,894	2,934		Hillenbrand Inc	78,415		1,944
Stamps.com Inc (a)	17,361	692		John Bean Technologies Corp	36,121		856
United Online Inc	115,512	938		Koppers Holdings Inc	25,868		1,000
VASCO Data Security International Inc (a)	36,491	300		LSB Industries Inc (a)	23,533		774
XO Group Inc (a)	31,764	380		Lydall Inc (a)	21,273		331
		$16,979		Movado Group Inc	22,307		814
				Myers Industries Inc	38,442		748
Investment Companies - 0.36%				Standex International Corp	15,859		936
Prospect Capital Corp	264,243	2,894		STR Holdings Inc (a)	48,406		129
				Sturm Ruger & Co Inc	24,124		1,227
Iron & Steel - 0.07%				Tredegar Corp	30,194		906
AK Steel Holding Corp (a)	170,205	579					$22,279
				Office Furnishings - 0.17%
Leisure Products & Services - 0.85%				Interface Inc	71,894		1,365
Arctic Cat Inc	16,459	906
Brunswick Corp/DE	112,949	4,264		Oil & Gas- 1.90%
Callaway Golf Co	88,765	637		Approach Resources Inc (a)	41,709		1,105
Interval Leisure Group Inc	48,660	1,047		Carrizo Oil & Gas Inc (a)	45,889		1,453
		$6,854		Comstock Resources Inc	56,080		940
Lodging - 0.18%				Contango Oil & Gas Co	15,940		616
Boyd Gaming Corp (a)	70,524	939		Forest Oil Corp (a)	149,004		763
Marcus Corp	23,353	302		Gulfport Energy Corp (a)	85,987		4,575
Monarch Casino & Resort Inc (a)	11,902	244		Northern Oil and Gas Inc (a)	74,070		978
		$1,485		PDC Energy Inc (a)	37,869		2,088
				Penn Virginia Corp (a)	68,411		345
Machinery - Construction & Mining - 0.11%				PetroQuest Energy Inc (a)	70,823		319
Astec Industries Inc	26,252	919		Stone Energy Corp (a)	62,393		1,520
				Swift Energy Co (a)	54,139		690
Machinery - Diversified - 1.48%							$15,392
Albany International Corp	36,342	1,254		Oil & Gas Services - 1.66%
Applied Industrial Technologies Inc	52,618	2,744		Basic Energy Services Inc (a)	34,270		392
Briggs & Stratton Corp	60,145	1,218		C&J Energy Services Inc (a)	56,084		1,085
Cognex Corp	50,459	2,680		Exterran Holdings Inc (a)	82,019		2,604
DXP Enterprises Inc (a)	12,226	844		Geospace Technologies Corp (a)	16,121		1,200
Intermec Inc (a)	70,184	697
Intevac Inc (a)	29,692	189		Gulf Island Fabrication Inc	18,052		446
				Hornbeck Offshore Services Inc (a)	40,221		2,130
Lindsay Corp	16,052	1,205		ION Geophysical Corp (a)	150,807		927
Tennant Co	22,977	1,186		Matrix Service Co (a)	32,554		516
		$12,017		Pioneer Energy Services Corp (a)	77,458		525
Media - 0.11%				SEACOR Holdings Inc	23,855		2,089
Digital Generation Inc (a)	31,901	247		Tesco Corp (a)	39,394		522
EW Scripps Co (a)	37,010	615		Tetra Technologies Inc (a)	97,733		989
		$862					$13,425
Metal Fabrication & Hardware - 0.84%				Pharmaceuticals - 1.63%
AM Castle & Co (a)	20,958	357		Akorn Inc (a)	85,188		1,209
CIRCOR International Inc	21,926	1,152		Hi-Tech Pharmacal Co Inc	14,065		505
Haynes International Inc	15,400	741		Impax Laboratories Inc (a)	81,247		1,685
Kaydon Corp	40,201	1,169		Neogen Corp (a)	28,078		1,586
Mueller Industries Inc	35,107	1,927		PharMerica Corp (a)	37,080		543
Olympic Steel Inc	11,463	319		Questcor Pharmaceuticals Inc	73,101		4,885
RTI International Metals Inc (a)	38,122	1,168		ViroPharma Inc (a)	81,551		2,799
		$6,833					$13,212
Mining - 0.80%				Publicly Traded Investment Fund - 1.23%
AMCOL International Corp	31,852	1,117		iShares Core S&P Small-Cap ETF	103,247		9,963
Century Aluminum Co (a)	64,163	538
Globe Specialty Metals Inc	79,923	954		Real Estate - 0.22%
Kaiser Aluminum Corp	20,535	1,340		Forestar Group Inc (a)	43,327		936
Materion Corp	25,644	773		HFF Inc	40,927		860
Stillwater Mining Co (a)	147,462	1,784
							$1,796
		$6,506
				REITS - 7.28%
Miscellaneous Manufacturing - 2.75%				Acadia Realty Trust	68,770		1,773
Actuant Corp	91,384	3,227		Agree Realty Corp	15,698		473
AO Smith Corp	97,255	4,019		Associated Estates Realty Corp	62,892		961
AZZ Inc	31,807	1,203		Cedar Realty Trust Inc	68,615		380
Barnes Group Inc	58,386	1,927

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Retail (continued)
Colonial Properties Trust	103,539	$2,507		Sonic Corp (a)	65,911		$1,013
Coresite Realty Corp	26,699	907		Stage Stores Inc	40,779		1,018
Cousins Properties Inc	131,053	1,343		Stein Mart Inc	34,688		485
DiamondRock Hospitality Co	244,050	2,367		Texas Roadhouse Inc	72,416		1,770
EastGroup Properties Inc	37,779	2,337		Tuesday Morning Corp (a)	53,480		600
EPR Properties	58,737	2,959		Vitamin Shoppe Inc (a)	37,727		1,812
Franklin Street Properties Corp	108,836	1,449		Zale Corp (a)	32,886		305
Geo Group Inc/The	89,399	3,104		Zumiez Inc (a)	26,752		738
Getty Realty Corp	33,361	687					$63,926
Government Properties Income Trust	68,257	1,725
Healthcare Realty Trust Inc	119,200	3,065		Savings & Loans - 0.67%
Inland Real Estate Corp	108,028	1,112		Bank Mutual Corp	53,905		335
Kite Realty Group Trust	107,363	619		Brookline Bancorp Inc	87,120		859
LaSalle Hotel Properties	119,293	3,214		Dime Community Bancshares Inc	36,444		640
Lexington Realty Trust	229,842	2,882		Northwest Bancshares Inc	117,043		1,617
LTC Properties Inc	42,720	1,652		Oritani Financial Corp	48,721		792
Medical Properties Trust Inc	187,381	2,736		Provident Financial Services Inc	67,067		1,193
Mid-America Apartment Communities Inc	53,346	3,603					$5,436
Parkway Properties Inc/MD	52,377	917		Semiconductors - 3.67%
Pennsylvania Real Estate Investment Trust	78,061	1,616		ATMI Inc (a)	39,870		991
Post Properties Inc	68,159	3,171		Brooks Automation Inc	83,025		815
PS Business Parks Inc	22,486	1,647		Cabot Microelectronics Corp (a)	28,946		1,070
Sabra Health Care REIT Inc	46,617	1,223		Ceva Inc (a)	27,640		504
Saul Centers Inc	16,063	729		Cirrus Logic Inc (a)	79,136		1,526
Sovran Self Storage Inc	39,215	2,710		Cohu Inc	28,698		339
Tanger Factory Outlet Centers	117,892	3,823		Diodes Inc (a)	44,838		1,229
Universal Health Realty Income Trust	15,845	689		DSP Group Inc (a)	27,472		205
Urstadt Biddle Properties Inc	32,118	678		Entropic Communications Inc (a)	111,844		495
		$59,058		Exar Corp (a)	57,684		750
				GT Advanced Technologies Inc (a)	148,956		773
Retail - 7.88%				Hittite Microwave Corp (a)	33,894		2,118
Big 5 Sporting Goods Corp	21,322	432		Kopin Corp (a)	77,010		286
Biglari Holdings Inc (a)	1,504	626
BJ's Restaurants Inc (a)	30,946	1,103		Kulicke & Soffa Industries Inc (a)	93,922		1,096
Brown Shoe Co Inc	50,926	1,211		Micrel Inc	59,061		627
				Microsemi Corp (a)	116,018		2,861
Buckle Inc/The	34,393	1,925
Buffalo Wild Wings Inc (a)	23,421	2,426		MKS Instruments Inc	66,188		1,795
Casey's General Stores Inc	47,861	3,170		Monolithic Power Systems Inc	40,869		1,070
				Nanometrics Inc (a)	26,262		403
Cash America International Inc	35,628	1,496		Pericom Semiconductor Corp (a)	26,067		199
Cato Corp/The	33,615	946		Power Integrations Inc	36,189		1,996
CEC Entertainment Inc	20,868	868		QLogic Corp (a)	111,183		1,224
Children's Place Retail Stores Inc/The (a)	28,080	1,517
Christopher & Banks Corp (a)	45,350	310		Rubicon Technology Inc (a)	21,428		180
				Rudolph Technologies Inc (a)	40,780		504
Cracker Barrel Old Country Store Inc	29,701	2,908		Sigma Designs Inc (a)	42,659		223
DineEquity Inc	20,298	1,414
Ezcorp Inc (a)	59,533	1,076		Supertex Inc	12,940		348
Fifth & Pacific Cos Inc (a)	149,782	3,568		Tessera Technologies Inc	65,882		1,322
				TriQuint Semiconductor Inc (a)	203,866		1,629
Finish Line Inc/The	61,488	1,369		Ultratech Inc (a)	34,662		1,013
First Cash Financial Services Inc (a)	33,524	1,790
Francesca's Holdings Corp (a)	54,970	1,367		Veeco Instruments Inc (a)	48,894		1,699
				Volterra Semiconductor Corp (a)	31,231		471
Fred's Inc	42,186	726
Genesco Inc (a)	29,982	2,110					$29,761
Group 1 Automotive Inc	27,068	1,970		Software - 3.10%
Haverty Furniture Cos Inc	24,833	646		Avid Technology Inc (a)	37,911		226
Hibbett Sports Inc (a)	32,444	1,903		Blackbaud Inc	56,998		2,000
Jack in the Box Inc (a)	55,540	2,227		Bottomline Technologies de Inc (a)	44,911		1,306
Jos A Bank Clothiers Inc (a)	34,925	1,427		Computer Programs & Systems Inc	13,005		725
Kirkland's Inc (a)	18,774	330		CSG Systems International Inc	42,404		1,004
Lithia Motors Inc	26,280	1,714		Digi International Inc (a)	32,277		320
Lumber Liquidators Holdings Inc (a)	34,299	3,321		Digital River Inc (a)	44,038		748
MarineMax Inc (a)	30,141	351		Ebix Inc	40,043		464
Men's Wearhouse Inc	59,007	2,356		EPIQ Systems Inc	40,297		524
OfficeMax Inc	108,640	1,237		Interactive Intelligence Group Inc (a)	19,131		1,087
Papa John's International Inc	20,407	1,364		Medidata Solutions Inc (a)	28,553		2,642
Pep Boys-Manny Moe & Jack/The (a)	66,419	827		MicroStrategy Inc (a)	11,148		1,059
PetMed Express Inc	25,109	421		Monotype Imaging Holdings Inc	47,730		1,171
Red Robin Gourmet Burgers Inc (a)	16,087	915		Omnicell Inc (a)	42,869		905
Ruby Tuesday Inc (a)	71,443	523		Progress Software Corp (a)	68,847		1,762
rue21 inc (a)	19,349	808		Quality Systems Inc	49,821		1,139
Ruth's Hospitality Group Inc	44,737	535		Synchronoss Technologies Inc (a)	34,637		1,195
Sonic Automotive Inc	42,985	952		SYNNEX Corp (a)	33,073		1,638

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Software (continued)				(continued)	Amount (000's)	Value	(000	's)
Take-Two Interactive Software Inc (a)	114,714	$2,011		Banks (continued)
Tangoe Inc (a)	39,600	715		Investment in Joint Trading Account; JP	$4,174		$4,174
Tyler Technologies Inc (a)	33,830	2,524		Morgan Repurchase Agreement; 0.06%
		$25,165		dated 07/31/2013 maturing 08/01/2013
Storage & Warehousing - 0.20%				(collateralized by US Government
Mobile Mini Inc (a)	47,864	1,652		Securities; $4,257,388; 0.00% - 9.38%;
				dated 08/03/13 - 05/15/30)
				Investment in Joint Trading Account; Merrill	3,263		3,263
Telecommunications - 2.30%				Lynch Repurchase Agreement; 0.05%
Anixter International Inc (a)	33,691	2,798		dated 07/31/2013 maturing 08/01/2013
ARRIS Group Inc (a)	142,806	2,148		(collateralized by US Government
Atlantic Tele-Network Inc	11,753	599		Securities; $3,328,588; 0.25% - 3.13%;
Black Box Corp	20,145	545		dated 07/31/15 - 02/15/43)
CalAmp Corp (a)	40,267	618					$18,250
Cbeyond Inc (a)	37,931	321		TOTAL REPURCHASE AGREEMENTS			$18,250
Cincinnati Bell Inc (a)	259,632	896		Total Investments			$805,166
Comtech Telecommunications Corp	20,484	555		Other Assets in Excess of Liabilities, Net - 0.71%			$5,781
General Communication Inc (a)	40,198	356		TOTAL NET ASSETS - 100.00%			$810,947
Harmonic Inc (a)	126,541	969
Ixia (a)	67,648	940
LogMeIn Inc (a)	27,323	812		(a) Non-Income Producing Security
Lumos Networks Corp	18,904	358
Netgear Inc (a)	48,103	1,434
NTELOS Holdings Corp	19,013	356		Portfolio Summary (unaudited)
Oplink Communications Inc (a)	23,774	479
Procera Networks Inc (a)	25,657	383		Sector			Percent
Symmetricom Inc (a)	51,173	263		Financial			22.58%
USA Mobility Inc	27,027	422		Industrial			17.10%
ViaSat Inc (a)	51,167	3,418		Consumer, Non-cyclical			16.75%
				Consumer, Cyclical			16.35%
		$18,670		Technology			8.97%
Textiles - 0.39%				Communications			4.56%
G&K Services Inc	24,416	1,289		Basic Materials			4.25%
UniFirst Corp/MA	18,740	1,837		Energy			3.88%
		$3,126		Utilities			3.62%
				Exchange Traded Funds			1.23%
Toys, Games & Hobbies - 0.02%				Other Assets in Excess of Liabilities, Net			0.71%
Jakks Pacific Inc	26,181	157		TOTAL NET ASSETS			100.00%
Transportation - 1.82%
Arkansas Best Corp	29,856	648
Atlas Air Worldwide Holdings Inc (a)	32,252	1,440
Bristow Group Inc	45,140	3,070
Era Group Inc (a)	23,873	582
Forward Air Corp	37,686	1,378
Heartland Express Inc	57,158	842
HUB Group Inc (a)	44,191	1,690
Knight Transportation Inc	73,849	1,253
Old Dominion Freight Line Inc (a)	88,224	3,854
		$14,757

Water- 0.19%
American States Water Co	24,080	1,546

TOTAL COMMON STOCKS		$786,916
	Maturity
REPURCHASE AGREEMENTS - 2.25%	Amount (000's)	Value(000	's)

Banks- 2.25%
Investment in Joint Trading Account; Credit	$3,578	$3,578
Suisse Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $3,649,190; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	7,235	7,235
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $7,379,473; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; September 2013	Long	211	$21,843	$22,005	$162
Total					$162
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2013 (unaudited)

COMMON STOCKS - 95.29%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.12%				Automobile Parts & Equipment (continued)
Harte-Hanks Inc	81,005	$775		Dorman Products Inc	12,244	$577
Marchex Inc	22,536	137		Federal-Mogul Corp (a)	87,364	1,361
MDC Partners Inc	28,800	709		Fuel Systems Solutions Inc (a)	13,854	252
Valuevision Media Inc (a)	10,662	63		Meritor Inc (a)	97,641	794
		$1,684		Miller Industries Inc/TN	31,151	517
				Modine Manufacturing Co (a)	31,534	346
Aerospace & Defense - 1.45%				Motorcar Parts of America Inc (a)	10,309	89
AAR Corp	98,734	2,393		Remy International Inc	5,303	110
Allied Defense Group Inc/The (a),(b),(c)	2,055	11
Arotech Corp (a)	9,039	12		Spartan Motors Inc	53,499	324
				Standard Motor Products Inc	18,794	646
Cubic Corp	20,739	1,048		Strattec Security Corp	102	4
Curtiss-Wright Corp	110,562	4,493		Superior Industries International Inc	55,480	1,010
Ducommun Inc (a)	21,132	483		Supreme Industries Inc (a)	11,246	63
Esterline Technologies Corp (a)	69,108	5,629		Tenneco Inc (a)	6,390	309
GenCorp Inc (a)	24,320	426
Kratos Defense & Security Solutions Inc (a)	34,111	230		Titan International Inc	19,665	339
LMI Aerospace Inc (a)	19,345	357				$10,231
M/A-COM Technology Solutions Holdings Inc	837	13		Banks - 10.82%
(a)				1st Constitution Bancorp (a)	840	8
Moog Inc (a)	25,062	1,410		1st Source Corp	30,234	825
National Presto Industries Inc	1,616	120		1st United Bancorp Inc/Boca Raton	14,172	110
Orbital Sciences Corp (a)	69,881	1,296		Access National Corp	2,769	42
SIFCO Industries Inc	610	12		Alliance Bancorp Inc of Pennsylvania	242	4
Teledyne Technologies Inc (a)	21,025	1,685		American National Bankshares Inc	2,945	70
		$19,618		American River Bankshares (a)	2,199	20
				Ameris Bancorp (a)	37,551	723
Agriculture - 0.32%				AmeriServ Financial Inc	22,099	66
Alliance One International Inc (a)	191,919	731
				Ames National Corp	3,498	80
Andersons Inc/The	13,343	792		Arrow Financial Corp	3,657	96
Griffin Land & Nurseries Inc	472	15		Associated Banc-Corp	544,179	9,219
MGP Ingredients Inc	5,923	33		Bancfirst Corp	2,416	126
Universal Corp/VA	45,937	2,816		Banco Latinoamericano de Comercio Exterior	12,543	316
		$4,387		SA
Airlines - 0.61%				Bancorp Inc/DE (a)	11,071	166
Hawaiian Holdings Inc (a)	139,515	1,066		BancorpSouth Inc	168,918	3,319
JetBlue Airways Corp (a)	547,382	3,580		Bank of Commerce Holdings	1,302	7
Republic Airways Holdings Inc (a)	100,306	1,377		Bank of Florida Corp (a),(b),(c)	6,269	—
SkyWest Inc	119,598	1,808		Bank of Kentucky Financial Corp	2,203	60
US Airways Group Inc (a)	24,342	471		Bank of Marin Bancorp	2,012	85
		$8,302		Banner Corp	14,513	538
				Bar Harbor Bankshares	1,458	57
Apparel - 1.37%				BBCN Bancorp Inc	17,014	249
Columbia Sportswear Co	3,050	197		BCB Bancorp Inc	1,563	16
Crocs Inc (a)	4,536	62		Boston Private Financial Holdings Inc	92,035	1,017
Delta Apparel Inc (a)	6,921	111		Bridge Bancorp Inc	3,177	68
G-III Apparel Group Ltd (a)	1,531	79		Bridge Capital Holdings (a)	3,605	59
Iconix Brand Group Inc (a)	147,694	4,850		Bryn Mawr Bank Corp	5,115	143
Jones Group Inc/The	189,883	3,118		C&F Financial Corp	1,203	65
Lakeland Industries Inc (a)	6,346	27		Camden National Corp	2,889	112
Maidenform Brands Inc (a)	28,363	663		Capital Bank Financial Corp (a)	6,191	119
Perry Ellis International Inc	34,516	694		Capital City Bank Group Inc (a)	10,625	133
Quiksilver Inc (a)	115,731	731		CapitalSource Inc	243,554	2,947
RG Barry Corp	3,511	61		Cardinal Financial Corp	7,137	117
Rocky Brands Inc	7,807	135		Carolina Bank Holdings Inc (a)	378	4
Skechers U.S.A. Inc (a)	87,937	2,399		Cathay General Bancorp	126,677	3,010
Superior Uniform Group Inc	3,314	38		Center Bancorp Inc	4,465	67
Unifi Inc (a)	30,072	690		Centerstate Banks Inc	49,161	484
Weyco Group Inc	2,295	63		Central Pacific Financial Corp	39,512	735
Wolverine World Wide Inc	80,182	4,611		Century Bancorp Inc/MA	1,396	50
		$18,529		Chemical Financial Corp	38,428	1,148
Automobile Manufacturers - 0.36%				Chemung Financial Corp	1,351	45
Oshkosh Corp (a)	2,426	109		Citizens & Northern Corp	4,592	91
				Citizens First Corp (a)	300	3
Wabash National Corp (a)	440,503	4,726
		$4,835		City Holding Co	3,591	159
				CNB Financial Corp/PA	4,672	84
Automobile Parts & Equipment - 0.76%				CoBiz Financial Inc	13,219	133
Accuride Corp (a)	42,603	243		Codorus Valley Bancorp Inc	1,028	19
American Axle & Manufacturing Holdings Inc	54,607	1,063		Colony Bankcorp Inc (a)	706	5
(a)				Columbia Banking System Inc	38,290	956
Cooper Tire & Rubber Co	13,613	457		Community Bank System Inc	25,888	868
Dana Holding Corp	79,019	1,727		Community Trust Bancorp Inc	8,715	347

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Banks (continued)
Community West Bancshares (a)	1,308	$7		Merchants Bancshares Inc	1,915	$59
CommunityOne Bancorp (a)	137	1		Metro Bancorp Inc (a)	23,872	522
ConnectOne Bancorp Inc (a)	659	21		Mid Penn Bancorp Inc	119	1
Customers Bancorp Inc (a)	7,491	125		Middleburg Financial Corp	1,980	41
CVB Financial Corp	66,379	869		MidSouth Bancorp Inc	3,075	50
Eagle Bancorp Inc (a)	5,488	144		MidWestOne Financial Group Inc	3,249	85
Eastern Virginia Bankshares Inc (a)	851	5		National Bankshares Inc	2,755	105
Enterprise Bancorp Inc/MA	2,232	45		National Penn Bancshares Inc	155,799	1,681
Enterprise Financial Services Corp	10,155	188		NBT Bancorp Inc	32,147	725
Evans Bancorp Inc	387	8		New Century Bancorp Inc (a)	2,142	14
Farmers Capital Bank Corp (a)	6,795	166		NewBridge Bancorp (a)	11,342	93
Fidelity Southern Corp	9,406	145		North Valley Bancorp (a)	140	2
Financial Institutions Inc	18,433	371		Northeast Bancorp	237	2
First Bancorp Inc/ME	3,309	59		Northrim BanCorp Inc	3,158	81
First BanCorp/Puerto Rico (a)	46,392	350		OFG Bancorp	79,508	1,468
First Bancorp/Troy NC	13,903	220		Old Line Bancshares Inc	2,086	27
First Bancshares Inc/MS	720	9		Old National Bancorp/IN	56,222	811
First Busey Corp	77,096	385		Old Second Bancorp Inc (a)	11,663	71
First Business Financial Services Inc	1,914	63		Pacific Continental Corp	5,252	65
First Citizens BancShares Inc/NC	2,560	536		Pacific Mercantile Bancorp (a)	4,122	26
First Commonwealth Financial Corp	248,904	1,870		PacWest Bancorp	12,106	429
First Community Bancshares Inc/VA	24,211	386		Park National Corp	2,832	223
First Connecticut Bancorp Inc/Farmington CT	11,587	174		Park Sterling Corp	54,056	363
First Financial Bancorp	46,516	749		Patriot National Bancorp Inc (a)	2,129	3
First Financial Bankshares Inc	2,173	134		Penns Woods Bancorp Inc	1,327	61
First Financial Corp/IN	4,138	137		Peoples Bancorp Inc/OH	15,883	357
First Financial Holdings Inc	11,884	658		Peoples Bancorp of North Carolina Inc	1,797	25
First Financial Service Corp (a)	800	3		Pinnacle Financial Partners Inc (a)	65,635	1,869
First Interstate Bancsystem Inc	23,256	548		Popular Inc (a)	52,054	1,713
First M&F Corp	8,824	157		Preferred Bank/Los Angeles CA (a)	8,453	144
First Merchants Corp	39,989	749		Premier Financial Bancorp Inc	3,673	46
First Midwest Bancorp Inc/IL	151,546	2,314		PrivateBancorp Inc	126,882	2,993
First NBC Bank Holding Co (a)	1,567	41		Prosperity Bancshares Inc	166,538	9,829
First of Long Island Corp/The	2,901	104		QCR Holdings Inc	291	5
First United Corp (a)	1,489	11		Renasant Corp	34,696	951
First West Virginia Bancorp	163	3		Republic Bancorp Inc/KY	15,627	409
Firstbank Corp/Alma MI	4,015	65		Republic First Bancorp Inc (a)	5,488	18
FirstMerit Corp	635,936	14,257		Royal Bancshares of Pennsylvania Inc (a)	800	1
FNB Corp/PA	131,387	1,660		S&T Bancorp Inc	26,028	637
Franklin Financial Corp/VA	6,045	111		Salisbury Bancorp Inc	284	9
Fulton Financial Corp	301,858	3,800		Sandy Spring Bancorp Inc	44,795	1,095
German American Bancorp Inc	4,739	131		SB Financial Group Inc	2,685	21
Glacier Bancorp Inc	46,897	1,141		Seacoast Banking Corp of Florida (a)	27,767	66
Great Southern Bancorp Inc	3,827	112		Shore Bancshares Inc (a)	1,348	11
Guaranty Bancorp	7,617	96		Sierra Bancorp	6,221	98
Guaranty Federal Bancshares Inc (a)	541	7		Simmons First National Corp	5,429	148
Hancock Holding Co	178,636	5,852		Southcoast Financial Corp (a)	598	3
Hanmi Financial Corp	7,772	132		Southern Community Financial - Rights (a),(b),(c)	13,075	3
Hawthorn Bancshares Inc	1,557	20		Southern First Bancshares Inc (a)	357	5
Heartland Financial USA Inc	4,342	122		Southern National Bancorp of Virginia Inc	332	3
Heritage Commerce Corp	14,757	109		Southside Bancshares Inc	4,441	111
Heritage Financial Corp/WA	2,801	45		Southwest Bancorp Inc/Stillwater OK (a)	18,619	279
Home BancShares Inc/AR	16,012	438		State Bank Financial Corp	15,016	239
Horizon Bancorp/IN	3,291	79		StellarOne Corp	32,652	691
Hudson Valley Holding Corp	8,738	181		Sterling Bancorp/NY	11,727	159
Iberiabank Corp	34,127	2,007		Sterling Financial Corp/WA	7,317	194
Independent Bank Corp/MI (a)	1,910	15		Suffolk Bancorp (a)	3,911	71
Independent Bank Corp/Rockland MA	5,418	202		Summit State Bank	804	8
Independent Bank Group Inc	1,421	49		Sun Bancorp Inc/NJ (a)	31,720	105
International Bancshares Corp	105,228	2,548		Susquehanna Bancshares Inc	400,201	5,324
Intervest Bancshares Corp (a)	16,841	124		Sussex Bancorp (a)	1,215	8
Lakeland Bancorp Inc	24,445	275		SY Bancorp Inc	5,284	146
Lakeland Financial Corp	14,378	454		Synovus Financial Corp	535,314	1,783
LCNB Corp	2,278	50		Taylor Capital Group Inc (a)	14,998	336
LNB Bancorp Inc	10,575	96		Texas Capital Bancshares Inc (a)	10,034	456
Macatawa Bank Corp (a)	16,232	85		Tompkins Financial Corp	3,102	140
MainSource Financial Group Inc	49,766	719		Tower Financial Corp	2,370	34
MB Financial Inc	111,240	3,201		TowneBank/Portsmouth VA	30,695	490
MBT Financial Corp (a)	8,914	35		Trico Bancshares	5,885	127
Mercantile Bank Corp	7,297	145		Tristate Capital Holdings Inc (a)	2,469	33

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Chemicals (continued)
TrustCo Bank Corp NY	22,928	$136		Cabot Corp	2,532		$104
Trustmark Corp	41,366	1,116		Codexis Inc (a)	2,413		6
UMB Financial Corp	22,652	1,355		Ferro Corp (a)	67,773		442
Umpqua Holdings Corp	257,950	4,344		Intrepid Potash Inc	11,742		150
Union First Market Bankshares Corp	28,602	632		Kraton Performance Polymers Inc (a)	21,745		441
United Bankshares Inc/WV	20,647	585		Landec Corp (a)	34,952		527
United Community Banks Inc/GA (a)	29,664	404		Minerals Technologies Inc	8,794		405
United Security Bancshares/Fresno CA (a)	1,610	7		Oil-Dri Corp of America	1,891		60
Unity Bancorp Inc	150	1		Olin Corp	31,288		763
Univest Corp of Pennsylvania	8,784	178		OM Group Inc (a)	74,592		2,303
ViewPoint Financial Group Inc	8,231	178		Penford Corp (a)	8,167		121
Virginia Commerce Bancorp Inc (a)	10,962	165		PolyOne Corp	11,680		338
Walker & Dunlop Inc (a)	12,812	236		Quaker Chemical Corp	2,599		172
Washington Banking Co	5,787	84		Sensient Technologies Corp	15,551		685
Washington Trust Bancorp Inc	3,516	114		Stepan Co	1,639		98
Webster Financial Corp	499,483	13,606		Tronox Ltd	15,026		326
WesBanco Inc	39,892	1,175		Westlake Chemical Corp	19,757		2,055
West Bancorporation Inc	5,877	80		Zep Inc	22,103		289
Westamerica Bancorporation	6,732	323		Zoltek Cos Inc (a)	63,343		882
Western Alliance Bancorp (a)	53,596	950					$13,819
Wilshire Bancorp Inc	30,705	270		Coal - 0.36%
Wintrust Financial Corp	74,010	3,028		Alpha Natural Resources Inc (a)	369,844		2,012
Yadkin Financial Corp (a)	2,491	39
		$146,515		Arch Coal Inc	224,963		877
				Cloud Peak Energy Inc (a)	58,263		934
Beverages - 0.05%				Hallador Energy Co	2,463		19
Coca-Cola Bottling Co Consolidated	7,498	479		James River Coal Co (a)	42,422		84
Craft Brew Alliance Inc (a)	13,254	119		L&L Energy Inc (a)	11,378		36
Farmer Bros Co (a)	800	13		SunCoke Energy Inc (a)	43,942		695
		$611		Walter Energy Inc	9,005		101
				Westmoreland Coal Co (a)	4,093		52
Biotechnology - 0.21%							$4,810
Arena Pharmaceuticals Inc (a)	9,735	68
Astex Pharmaceuticals (a)	91,318	478		Commercial Services - 6.61%
Cambrex Corp (a)	13,866	204		Aaron's Inc	188,370		5,399
Celldex Therapeutics Inc (a)	1,976	40		ABM Industries Inc	26,485		686
Emergent Biosolutions Inc (a)	42,511	752		Acacia Research Corp	8,616		197
Enzo Biochem Inc (a)	23,582	51		Albany Molecular Research Inc (a)	45,988		585
Enzon Pharmaceuticals Inc	82,197	164		ARC Document Solutions Inc (a)	46,533		222
Harvard Bioscience Inc (a)	17,880	95		Ascent Capital Group Inc (a)	17,396		1,352
InterMune Inc (a)	7,250	112		Avalon Holdings Corp (a)	3,917		14
Maxygen Inc	45,495	114		AVEO Pharmaceuticals Inc (a)	4,966		12
NPS Pharmaceuticals Inc (a)	8,582	155		Avis Budget Group Inc (a)	149,723		4,737
Pacific Biosciences of California Inc (a)	22,378	58		Barrett Business Services Inc	4,295		302
RTI Surgical Inc (a)	98,718	387		Bridgepoint Education Inc (a)	16,370		264
Spectrum Pharmaceuticals Inc	14,383	121		Brink's Co/The	5,282		141
		$2,799		Career Education Corp (a)	109,842		353
				Carriage Services Inc	24,394		458
Building Materials - 1.24%				CBIZ Inc (a)	126,724		920
Apogee Enterprises Inc	14,326	383		CDI Corp	35,477		559
Builders FirstSource Inc	18,253	108		Cenveo Inc (a)	10,049		25
Comfort Systems USA Inc	7,480	116		Consolidated Graphics Inc (a)	11,047		592
Continental Materials Corp (a)	657	10
Gibraltar Industries Inc (a)	53,929	830		Convergys Corp	253,382		4,796
				Corinthian Colleges Inc (a)	76,304		171
Griffon Corp	151,661	1,805		CRA International Inc (a)	14,138		271
Headwaters Inc (a)	54,361	513		Cross Country Healthcare Inc (a)	49,638		280
Lennox International Inc	107,150	7,695		Deluxe Corp	4,058		166
Louisiana-Pacific Corp (a)	166,030	2,700
				DeVry Inc	42,796		1,287
LSI Industries Inc	18,887	154		Edgewater Technology Inc (a)	10,657		66
PGT Inc (a)	10,663	107		Education Management Corp (a)	1,845		13
Quanex Building Products Corp	14,144	241		Electro Rent Corp	24,006		429
Simpson Manufacturing Co Inc	7,612	251		Ennis Inc	45,807		849
Texas Industries Inc (a)	4,069	253		Franklin Covey Co (a)	5,696		92
Universal Forest Products Inc	35,644	1,470		FTI Consulting Inc (a)	61,106		2,277
USG Corp (a)	6,020	151		Global Cash Access Holdings Inc (a)	16,281		114
		$16,787		Great Lakes Dredge & Dock Corp	146,780		1,128
Chemicals - 1.02%				Green Dot Corp (a)	6,308		147
A Schulman Inc	40,550	1,087		H&E Equipment Services Inc	12,903		294
Aceto Corp	36,625	568		Hackett Group Inc/The	19,806		110
American Pacific Corp (a)	4,299	156		Heidrick & Struggles International Inc	7,086		109
Axiall Corp	41,748	1,841		Hill International Inc (a)	12,237		38

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Computers (continued)
Hudson Global Inc (a)	611	$1		Spansion Inc (a)	81,684		$964
Huron Consulting Group Inc (a)	4,964	253		Super Micro Computer Inc (a)	25,801		299
ICF International Inc (a)	169,448	5,658		Sykes Enterprises Inc (a)	69,935		1,228
Intersections Inc	11,771	114		Unisys Corp (a)	32,997		856
KAR Auction Services Inc	376,000	9,565		Vocera Communications Inc (a)	1,554		23
Kelly Services Inc	53,587	1,049		Xyratex Ltd	7,093		76
Korn/Ferry International (a)	73,194	1,430					$23,837
Lincoln Educational Services Corp	30,180	189
Live Nation Entertainment Inc (a)	291,884	4,781		Consumer Products - 0.74%
				ACCO Brands Corp (a)	139,351		921
Mac-Gray Corp	22,486	330
Management Network Group Inc (a)	650	2		Acme United Corp	196		3
Matthews International Corp	17,663	683		American Greetings Corp	57,932		1,103
				AT Cross Co (a)	1,000		19
McGrath RentCorp	107,750	3,690		Central Garden and Pet Co (a)	27,553		206
MoneyGram International Inc (a)	35,113	762
Monster Worldwide Inc (a)	178,575	1,022		Central Garden and Pet Co - A Shares (a)	89,207		673
Multi-Color Corp	10,663	369		CSS Industries Inc	14,166		377
Navigant Consulting Inc (a)	97,192	1,304		Helen of Troy Ltd (a)	59,509		2,527
PDI Inc (a)	13,313	62		Kid Brands Inc (a)	17,331		28
				Prestige Brands Holdings Inc (a)	80,036		2,714
Perceptron Inc	7,593	60
PHH Corp (a)	131,443	2,978		Spectrum Brands Holdings Inc	26,169		1,477
PRGX Global Inc (a)	10,920	68					$10,048
QC Holdings Inc	400	1		Cosmetics & Personal Care - 0.26%
Quad/Graphics Inc	31,712	889		CCA Industries Inc	500		2
RCM Technologies Inc	13,071	71		Elizabeth Arden Inc (a)	76,325		3,134
Rent-A-Center Inc/TX	148,983	5,958		Inter Parfums Inc	1,740		57
Resources Connection Inc	8,782	117		Revlon Inc (a)	13,286		333
RPX Corp (a)	6,853	120					$3,526
Sotheby's	5,000	225
Spectrum Group International Inc (a)	8,050	16		Distribution & Wholesale - 0.87%
StarTek Inc (a)	11,737	63		ADDvantage Technologies Group Inc (a)	3,841		10
Steiner Leisure Ltd (a)	2,448	142		Core-Mark Holding Co Inc	18,917		1,185
Stewart Enterprises Inc	125,013	1,642		Houston Wire & Cable Co	4,219		62
TeleTech Holdings Inc (a)	2,639	66		Navarre Corp (a)	15,359		48
TMS International Corp	3,399	56		Owens & Minor Inc	11,956		430
Towers Watson & Co	76,639	6,455		ScanSource Inc (a)	23,993		855
Tree.com Inc	5,970	113		Titan Machinery Inc (a)	11,171		213
Tufco Technologies Inc (a)	1,165	7		United Stationers Inc	23,713		981
United Rentals Inc (a)	139,850	8,016		WESCO International Inc (a)	105,450		7,991
Universal Security Instruments Inc (a)	1,000	5					$11,775
Valassis Communications Inc	26,328	754		Diversified Financial Services - 2.04%
Versar Inc (a)	8,300	44
				AeroCentury Corp (a)	423		9
Viad Corp	32,312	777		Aircastle Ltd	162,294		2,854
Volt Information Sciences Inc (a)	19,580	137
				Altisource Residential Corp (a)	5,394		103
		$89,499		Arlington Asset Investment Corp	6,005		152
Computers - 1.76%				Asta Funding Inc	11,856		104
Agilysys Inc (a)	36,447	422		Atlanticus Holdings Corp (a)	16,062		61
Astro-Med Inc	9,156	104		Calamos Asset Management Inc	8,313		88
CACI International Inc (a)	56,761	3,769		California First National Bancorp	3,830		67
CIBER Inc (a)	220,093	802		Consumer Portfolio Services Inc (a)	2,750		18
Cray Inc (a)	7,319	170		Cowen Group Inc (a)	130,878		423
Dynamics Research Corp (a)	4,932	28		DFC Global Corp (a)	41,309		640
Electronics for Imaging Inc (a)	58,801	1,766		Doral Financial Corp (a)	6,506		156
Hutchinson Technology Inc (a)	38,553	132		Encore Capital Group Inc (a)	1,701		66
iGate Corp (a)	13,140	306		FBR & Co (a)	3,493		100
Imation Corp (a)	115,639	541		Federal Agricultural Mortgage Corp	28,061		872
Insight Enterprises Inc (a)	77,456	1,656		First Marblehead Corp/The (a)	82,715		140
Jack Henry & Associates Inc	93,575	4,520		Gain Capital Holdings Inc	280		1
Key Tronic Corp (a)	16,991	193		GFI Group Inc	53,107		212
Lexmark International Inc	50,640	1,898		Home Loan Servicing Solutions Ltd	13,989		350
Manhattan Associates Inc (a)	34,625	3,059		Imperial Holdings Inc (a)	3,056		23
Maxwell Technologies Inc (a)	15,220	121		INTL. FCStone Inc (a)	17,800		329
Mentor Graphics Corp	23,148	475		Investment Technology Group Inc (a)	124,308		1,767
Mercury Systems Inc (a)	15,753	147		Janus Capital Group Inc	184,530		1,729
NCI Inc (a)	319	1		JMP Group Inc	9,416		67
PAR Technology Corp (a)	9,256	39		KCG Holdings Inc (a)	18,941		175
Planar Systems Inc (a)	24,121	45		LPL Financial Holdings Inc	221,575		8,433
Qualstar Corp (a)	4,617	7		Manning & Napier Inc	5,097		91
Radisys Corp (a)	23,855	98		Marlin Business Services Corp	15,138		347
RealD Inc (a)	2,173	23		Medley Capital Corp	10,866		159
Rimage Corp	7,684	69		MicroFinancial Inc	5,351		43

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Electronics (continued)
Nelnet Inc	64,604	$2,512		Frequency Electronics Inc	11,821		$126
NewStar Financial Inc (a)	59,499	916		GSI Group Inc (a)	10,367		87
Nicholas Financial Inc	3,735	58		Identive Group Inc (a)	7,796		6
Oppenheimer Holdings Inc	25,419	487		II-VI Inc (a)	12,545		222
Piper Jaffray Cos (a)	24,441	821		IntriCon Corp (a)	448		2
Regional Management Corp (a)	994	31		Itron Inc (a)	14,788		638
Stifel Financial Corp (a)	24,927	938		Kemet Corp (a)	29,323		128
SWS Group Inc (a)	3,300	20		LGL Group Inc/The (a)	410		2
Virtus Investment Partners Inc (a)	670	125		Measurement Specialties Inc (a)	663		33
Waddell & Reed Financial Inc	26,200	1,338		MEMSIC Inc (a)	5,491		23
Walter Investment Management Corp (a)	21,024	836		Methode Electronics Inc	18,525		350
WhiteHorse Finance Inc	2,004	32		Multi-Fineline Electronix Inc (a)	2,610		39
		$27,693		Newport Corp (a)	18,729		274
				Park Electrochemical Corp	5,060		138
Electric - 1.04%				Plexus Corp (a)	17,035		596
Allete Inc	15,557	835		Rofin-Sinar Technologies Inc (a)	10,822		250
Atlantic Power Corp	27,178	116		Rogers Corp (a)	2,283		127
Avista Corp	22,323	642		Sanmina Corp (a)	150,430		2,477
Black Hills Corp	12,304	653		Sparton Corp (a)	18,664		332
Cleco Corp	24,851	1,206		Stoneridge Inc (a)	6,709		81
Dynegy Inc (a)	46,858	976
				Sypris Solutions Inc	37,183		120
El Paso Electric Co	20,533	775		Tech Data Corp (a)	46,424		2,383
Empire District Electric Co/The	14,566	338		TTM Technologies Inc (a)	112,428		1,039
Genie Energy Ltd (a)	12,083	125		Viasystems Group Inc (a)	1,451		22
IDACORP Inc	22,216	1,172		Vicon Industries Inc (a)	1,971		5
MGE Energy Inc	8,914	523		Video Display Corp (a)	300		1
NorthWestern Corp	16,420	693		Vishay Intertechnology Inc (a)	230,057		3,311
Ormat Technologies Inc	58,676	1,352		Vishay Precision Group Inc (a)	18,133		295
Otter Tail Corp	10,196	312		Watts Water Technologies Inc	36,846		1,926
Pike Electric Corp	46,429	566		Zagg Inc (a)	11,639		53
PNM Resources Inc	39,686	932		Zygo Corp (a)	6,971		109
Portland General Electric Co	39,848	1,264					$21,458
Synthesis Energy Systems Inc (a)	7,503	6
UIL Holdings Corp	24,494	1,000		Energy - Alternate Sources - 0.14%
Unitil Corp	3,748	115		Ascent Solar Technologies Inc (a)	41,633		44
UNS Energy Corp	10,773	547		FutureFuel Corp	7,246		114
		$14,148		Green Plains Renewable Energy Inc	74,226		1,229
				Ocean Power Technologies Inc (a)	12,856		20
Electrical Components & Equipment - 1.16%				Renewable Energy Group Inc (a)	25,769		402
Advanced Energy Industries Inc (a)	25,344	549		REX American Resources Corp (a)	2,249		82
American Superconductor Corp (a)	1,847	5
Belden Inc	11,360	666					$1,891
Encore Wire Corp	17,417	726		Engineering & Construction - 1.44%
EnerSys Inc	7,957	421		Aegion Corp (a)	66,871		1,526
General Cable Corp	117,632	3,707		Argan Inc	14,690		233
GrafTech International Ltd (a)	72,636	546		Dycom Industries Inc (a)	35,614		943
Insteel Industries Inc	6,884	116		EMCOR Group Inc	34,636		1,429
Littelfuse Inc	87,549	7,003		Engility Holdings Inc (a)	17,373		566
Magnetek Inc (a)	208	4		ENGlobal Corp (a)	18,947		18
Orion Energy Systems Inc (a)	16,210	56		Granite Construction Inc	25,811		781
Powell Industries Inc (a)	1,975	97		Integrated Electrical Services Inc (a)	827		5
PowerSecure International Inc (a)	11,590	189		Layne Christensen Co (a)	45,610		884
SunPower Corp (a)	54,982	1,520		MasTec Inc (a)	273,825		9,036
Ultralife Corp (a)	14,398	50		McDermott International Inc (a)	61,474		532
		$15,655		Michael Baker Corp	5,939		240
				MYR Group Inc (a)	5,154		111
Electronics - 1.58%				National Technical Systems Inc (a)	8,763		140
American Science & Engineering Inc	1,453	88		Orion Marine Group Inc (a)	33,888		426
Analogic Corp	1,618	115		Sterling Construction Co Inc (a)	13,551		133
AVX Corp	18,448	236		Tutor Perini Corp (a)	117,578		2,326
Ballantyne Strong Inc (a)	13,019	53
Bel Fuse Inc	15,796	247		VSE Corp	3,428		149
Benchmark Electronics Inc (a)	74,879	1,656					$19,478
Blonder Tongue Laboratories (a)	1,523	2		Entertainment - 0.72%
Brady Corp	11,351	378		Carmike Cinemas Inc (a)	11,363		208
Checkpoint Systems Inc (a)	70,476	1,212		Churchill Downs Inc	327		27
Coherent Inc	1,392	79		Dover Downs Gaming & Entertainment Inc	8,791		13
CTS Corp	67,879	953		Dover Motorsports Inc	3,447		9
CyberOptics Corp (a)	7,092	42		DreamWorks Animation SKG Inc (a)	77,971		1,931
Electro Scientific Industries Inc	48,940	556		International Speedway Corp	48,584		1,644
ESCO Technologies Inc	18,054	625		Isle of Capri Casinos Inc (a)	26,581		211
FARO Technologies Inc (a)	581	21		Lions Gate Entertainment Corp (a)	3,530		115

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Entertainment (continued)				Gas (continued)
Madison Square Garden Co/The (a)	9,109	$537		Southwest Gas Corp	24,168		$1,200
Marriott Vacations Worldwide Corp (a)	46,731	2,056		WGL Holdings Inc	21,073		969
National CineMedia Inc	43,431	786					$11,476
Pinnacle Entertainment Inc (a)	15,904	338
Reading International Inc (a)	6,552	41		Hand & Machine Tools - 0.02%
Rick's Cabaret International Inc (a)	13,279	118		Hardinge Inc	16,443		261
Scientific Games Corp (a)	56,300	767		LS Starrett Co/The	5,475		57
				P&F Industries Inc (a)	1,773		14
Speedway Motorsports Inc	52,654	973
		$9,774					$332
Environmental Control - 0.13%				Healthcare - Products - 1.95%
				Accuray Inc (a)	15,760		98
Ceco Environmental Corp	466	6		Affymetrix Inc (a)	118,417		450
Darling International Inc (a)	51,102	1,037
Energy Recovery Inc (a)	2,164	10		Alere Inc (a)	58,877		1,967
GSE Holding Inc (a)	3,023	16		Allied Healthcare Products (a)	5,732		14
Metalico Inc (a)	25,796	37		Alphatec Holdings Inc (a)	75,056		172
				AngioDynamics Inc (a)	54,736		655
Met-Pro Corp	5,144	70		ArthroCare Corp (a)	1,774		64
Nuverra Environmental Solutions Inc (a)	28,045	83
Tetra Tech Inc (a)	15,141	358		CardioNet Inc (a)	28,229		213
TRC Cos Inc (a)	19,718	163		Chindex International Inc (a)	7,237		124
		$1,780		CONMED Corp	56,277		1,846
				CryoLife Inc	30,433		215
Food - 1.46%				Cutera Inc (a)	25,335		242
Amcon Distributing Co	191	15		Cynosure Inc (a)	6,500		185
Boulder Brands Inc (a)	90,232	1,165		Daxor Corp	200		1
Cal-Maine Foods Inc	752	38		Digirad Corp (a)	15,358		38
Chiquita Brands International Inc (a)	142,975	1,727		Exactech Inc (a)	2,481		54
Diamond Foods Inc (a)	4,776	97		Greatbatch Inc (a)	55,062		2,081
Dole Food Co Inc (a)	168,555	2,174		Haemonetics Corp (a)	9,650		407
Fresh Del Monte Produce Inc	123,987	3,482		Hanger Inc (a)	15,430		570
Hain Celestial Group Inc (a)	7,567	552		ICU Medical Inc (a)	425		31
Harris Teeter Supermarkets Inc	26,326	1,295		Integra LifeSciences Holdings Corp (a)	154,821		6,098
Ingles Markets Inc	17,262	491		Invacare Corp	67,463		1,053
John B Sanfilippo & Son Inc	20,695	446		Iridex Corp (a)	470		3
Nash Finch Co	26,516	623		LeMaitre Vascular Inc	2,833		20
Pilgrim's Pride Corp (a)	33,099	550		Medical Action Industries Inc (a)	12,663		116
Post Holdings Inc (a)	59,818	2,776		Merge Healthcare Inc (a)	25,068		114
Seaboard Corp	67	189		Merit Medical Systems Inc (a)	30,940		407
Seneca Foods Corp - Class A (a)	16,620	584		Misonix Inc (a)	11,445		59
Seneca Foods Corp - Class B (a)	39	1		Natus Medical Inc (a)	16,741		214
Snyders-Lance Inc	26,481	838		NuVasive Inc (a)	23,442		535
Spartan Stores Inc	58,702	1,156		OraSure Technologies Inc (a)	6,002		27
SUPERVALU Inc (a)	19,365	155		Orthofix International NV (a)	6,854		156
Tootsie Roll Industries Inc	562	19		PhotoMedex Inc (a),(b)	3,642		58
TreeHouse Foods Inc (a)	13,165	934		PhotoMedex Inc - Warrants (a),(b),(c)	430		—
Village Super Market Inc	836	31		Sirona Dental Systems Inc (a)	41,800		2,951
Weis Markets Inc	9,501	477		Solta Medical Inc (a)	26,655		72
		$19,815		STAAR Surgical Co (a)	8,980		94
				SurModics Inc (a)	997		20
Forest Products & Paper - 0.86%				Symmetry Medical Inc (a)	64,708		564
Boise Inc	276,025	2,511		Teleflex Inc	48,853		3,880
Buckeye Technologies Inc	10,661	397		Tornier NV (a)	6,230		102
Clearwater Paper Corp (a)	70,784	3,463		Volcano Corp (a)	9,680		193
Domtar Corp	4,610	320		Wright Medical Group Inc (a)	9,344		256
KapStone Paper and Packaging Corp	6,849	302					$26,419
Mercer International Inc (a)	49,723	344
Neenah Paper Inc	3,653	145		Healthcare - Services - 1.61%
Orchids Paper Products Co	299	8		Addus HomeCare Corp (a)	7,789		153
PH Glatfelter Co	83,859	2,219		Alliance HealthCare Services Inc (a)	1,144		22
Resolute Forest Products Inc (a)	108,375	1,655		Almost Family Inc	6,685		128
Schweitzer-Mauduit International Inc	2,220	120		Amedisys Inc (a)	57,501		720
Wausau Paper Corp	11,360	129		American Shared Hospital Services (a)	2,738		8
		$11,613		Amsurg Corp (a)	64,541		2,523
				Capital Senior Living Corp (a)	34,033		784
Gas - 0.85%				Emeritus Corp (a)	21,420		497
Atmos Energy Corp	121,750	5,386		Ensign Group Inc/The	368		14
Chesapeake Utilities Corp	4,387	260		Five Star Quality Care Inc (a)	67,009		397
Laclede Group Inc/The	9,177	421		Gentiva Health Services Inc (a)	59,572		639
New Jersey Resources Corp	23,884	1,069		Health Net Inc/CA (a)	3,057		94
Northwest Natural Gas Co	15,238	670		HealthSouth Corp	14,275		465
Piedmont Natural Gas Co Inc	29,251	1,010		Healthways Inc (a)	54,718		939
South Jersey Industries Inc	8,036	491		Kindred Healthcare Inc	128,470		1,974

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Services (continued)				Insurance (continued)
LHC Group Inc (a)	21,159	$486		CNO Financial Group Inc	1,078,741	$15,404
LifePoint Hospitals Inc (a)	121,498	5,973		Crawford & Co	6,198	49
Magellan Health Services Inc (a)	12,599	720		Donegal Group Inc	19,501	268
Medcath Corp (a),(b),(c)	31,637	43		Eastern Insurance Holdings Inc	8,720	171
Molina Healthcare Inc (a)	3,446	128		EMC Insurance Group Inc	14,697	426
National Healthcare Corp	2,505	120		Employers Holdings Inc	8,719	229
Select Medical Holdings Corp	110,368	989		Endurance Specialty Holdings Ltd	56,768	2,988
Skilled Healthcare Group Inc (a)	3,602	24		Enstar Group Ltd (a)	1,330	191
SunLink Health Systems Inc (a)	4,000	3		FBL Financial Group Inc	60,226	2,664
Triple-S Management Corp (a)	42,564	926		Federated National Holding Co	6,341	65
Universal American Corp/NY	184,415	1,999		First Acceptance Corp (a)	19,254	35
Vanguard Health Systems Inc (a)	10,746	225		First American Financial Corp	127,822	2,904
WellCare Health Plans Inc (a)	14,103	861		Fortegra Financial Corp (a)	2,506	17
		$21,854		Global Indemnity PLC (a)	18,376	477
				Greenlight Capital Re Ltd (a)	39,160	1,036
Holding Companies - Diversified - 0.07%				Hallmark Financial Services Inc (a)	29,129	285
Harbinger Group Inc (a)	75,216	599
				Hanover Insurance Group Inc/The	47,928	2,580
National Bank Holdings Corp	11,217	224		HCC Insurance Holdings Inc	212,548	9,465
Resource America Inc	16,861	140		Hilltop Holdings Inc (a)	109,750	1,869
		$963		Horace Mann Educators Corp	97,328	2,759
Home Builders - 0.51%				Independence Holding Co	17,439	245
AMREP Corp (a)	1,174	11		Infinity Property & Casualty Corp	10,259	667
Hovnanian Enterprises Inc (a)	12,638	68		Investors Title Co	1,465	110
M/I Homes Inc (a)	21,694	462		Kansas City Life Insurance Co	1,549	68
MDC Holdings Inc	19,993	632		Kemper Corp	86,488	3,023
Meritage Homes Corp (a)	12,525	566		Maiden Holdings Ltd	257,871	3,135
Nobility Homes Inc (a)	110	1		MBIA Inc (a)	197,797	2,670
Orleans Homebuilders Inc (a),(b),(c)	7,702	—		Meadowbrook Insurance Group Inc	85,727	651
Ryland Group Inc/The	103,407	4,182		MGIC Investment Corp (a)	273,091	2,086
Skyline Corp (a)	2,373	12		Montpelier Re Holdings Ltd ADR	174,657	4,718
Standard Pacific Corp (a)	119,464	977		National Interstate Corp	2,341	64
		$6,911		National Security Group Inc	369	3
				National Western Life Insurance Co	5,936	1,270
Home Furnishings - 1.04%				Navigators Group Inc/The (a)	25,882	1,500
Bassett Furniture Industries Inc	15,648	249		OneBeacon Insurance Group Ltd	11,016	160
Cobra Electronics Corp (a)	6,755	18		Phoenix Cos Inc/The (a)	10,707	457
Daktronics Inc	10,260	112		Platinum Underwriters Holdings Ltd	58,069	3,373
DTS Inc/CA (a)	3,000	68		Primerica Inc	31,553	1,295
Emerson Radio Corp (a)	4,358	7		Protective Life Corp	63,455	2,749
Ethan Allen Interiors Inc	1,324	40		Radian Group Inc	255,568	3,590
Flexsteel Industries Inc	11,476	286		RLI Corp	4,585	378
Furniture Brands International Inc (a)	8,997	21		Safety Insurance Group Inc	16,576	892
Harman International Industries Inc	180,300	10,914		Security National Financial Corp (a)	811	5
Hooker Furniture Corp	16,834	283		Selective Insurance Group Inc	112,580	2,752
Kimball International Inc	53,151	584		StanCorp Financial Group Inc	43,023	2,284
La-Z-Boy Inc	19,026	394		State Auto Financial Corp	39,340	799
Select Comfort Corp (a)	1,263	29		Stewart Information Services Corp	34,990	1,082
Skullcandy Inc (a)	6,825	38		Symetra Financial Corp	165,323	2,973
Stanley Furniture Co Inc (a)	8,033	28		Tower Group International Ltd	275,473	6,024
TiVo Inc (a)	16,648	184		Unico American Corp	5,796	66
Universal Electronics Inc (a)	8,614	265		United Fire Group Inc	37,143	966
VOXX International Corp (a)	43,049	583		Universal Insurance Holdings Inc	24,174	190
		$14,103				$115,753
Housewares - 0.06%				Internet - 0.97%
Libbey Inc (a)	24,560	606		1-800-Flowers.com Inc (a)	23,495	154
Lifetime Brands Inc	15,949	239		Active Network Inc/The (a)	16,742	143
		$845		Angie's List Inc (a)	3,943	87
Insurance - 8.54%				AOL Inc	68,812	2,535
				AsiaInfo-Linkage Inc (a)	21,014	245
Ambac Financial Group Inc (a)	7,658	192
				Bankrate Inc (a)	24,913	447
American Equity Investment Life Holding Co	440,254	8,012		Blucora Inc (a)	53,102	1,063
American Independence Corp (a)	100	1
				Boingo Wireless Inc (a)	7,025	49
American National Insurance Co	1,810	204		Brightcove Inc (a)	10,450	107
American Safety Insurance Holdings Ltd (a)	22,952	688
				BroadSoft Inc (a)	79,700	2,378
Amerisafe Inc	4,435	158		BroadVision Inc (a)	2,600	24
Amtrust Financial Services Inc	9,005	375
Argo Group International Holdings Ltd	71,428	3,189		CyrusOne Inc	9,628	196
Aspen Insurance Holdings Ltd	223,788	8,390		ePlus Inc	11,659	740
				FAB Universal Corp (a)	1,255	5
Atlantic American Corp	7,236	28		Global Sources Ltd (a)	6,016	44
Baldwin & Lyons Inc	14,561	389		Hollywood Media Corp (a)	2,661	3

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Lodging - 0.65%
ICG Group Inc (a)	24,468	$297		Ameristar Casinos Inc	1,607		$42
Internap Network Services Corp (a)	11,540	94		Boyd Gaming Corp (a)	83,241		1,108
IntraLinks Holdings Inc (a)	55,152	524		Choice Hotels International Inc	99,585		4,140
Ipass Inc (a)	14,971	33		Full House Resorts Inc (a)	9,522		28
Keynote Systems Inc	5,422	108		Marcus Corp	29,046		376
Limelight Networks Inc (a)	28,180	68		Monarch Casino & Resort Inc (a)	2,542		52
magicJack VocalTec Ltd (a)	1,630	25		MTR Gaming Group Inc (a)	18,997		68
ModusLink Global Solutions Inc (a)	45,237	141		Orient-Express Hotels Ltd (a)	216,511		2,709
PC-Tel Inc	6,844	66		Red Lion Hotels Corp (a)	31,701		211
Perficient Inc (a)	11,019	150					$8,734
QuinStreet Inc (a)	1,730	16
RealNetworks Inc (a)	41,985	330		Machinery - Construction & Mining - 0.09%
Reis Inc (a)	12,610	232		Astec Industries Inc	7,805		274
Safeguard Scientifics Inc (a)	25,442	380		Hyster-Yale Materials Handling Inc	13,594		883
Shutterstock Inc (a)	873	46					$1,157
support.com Inc (a)	7,801	39		Machinery - Diversified - 0.71%
TechTarget Inc (a)	19,019	103		Alamo Group Inc	20,978		874
TeleCommunication Systems Inc (a)	81,281	219		Albany International Corp	18,033		622
TheStreet Inc (a)	29,207	59		Applied Industrial Technologies Inc	1,250		65
United Online Inc	162,861	1,322		Briggs & Stratton Corp	96,727		1,959
VASCO Data Security International Inc (a)	5,817	48		Columbus McKinnon Corp/NY (a)	6,272		139
Vocus Inc (a)	12,295	126		DXP Enterprises Inc (a)	52,350		3,612
Web.com Group Inc (a)	8,530	222		Gencor Industries Inc (a)	2,453		19
WebMD Health Corp (a)	5,891	194		Gerber Scientific Inc (a),(b),(c)	56,637		—
Zynga Inc (a)	45,472	136		Hurco Cos Inc	18,288		521
		$13,198		Intermec Inc (a)	4,935		49
				Intevac Inc (a)	9,948		63
Investment Companies - 1.22%				Kadant Inc	19,965		654
Apollo Investment Corp	54,966	447		Key Technology Inc (a)	1,200		17
Ares Capital Corp	623,375	11,090		NACCO Industries Inc	8,263		507
BlackRock Kelso Capital Corp	17,971	182		Tecumseh Products Co (a)	27,840		320
Capital Southwest Corp	5,396	782
Fifth Street Finance Corp	28,788	312		Twin Disc Inc	6,747		169
Garrison Capital Inc	2,263	34					$9,590
Golub Capital BDC Inc	8,475	154		Media - 0.76%
KCAP Financial Inc	9,344	98		AH Belo Corp	33,676		252
Main Street Capital Corp	7,951	243		Beasley Broadcasting Group Inc	5,597		45
MCG Capital Corp	188,375	1,034		Belo Corp	54,125		771
Medallion Financial Corp	24,838	374		Cambium Learning Group Inc (a)	12,732		17
New Mountain Finance Corp	7,661	111		Central European Media Enterprises Ltd (a)	42,064		141
PennantPark Floating Rate Capital Ltd	3,899	55		Courier Corp	13,196		205
PennantPark Investment Corp	15,755	184		Crown Media Holdings Inc (a)	9,789		29
Prospect Capital Corp	60,441	662		Cumulus Media Inc (a)	49,658		213
Solar Capital Ltd	10,790	238		Daily Journal Corp (a)	364		49
Solar Senior Capital Ltd	4,357	82		Demand Media Inc (a)	13,701		90
Stellus Capital Investment Corp	4,561	69		Dex Media Inc (a)	6,485		97
TCP Capital Corp	6,353	101		Digital Generation Inc (a)	18,896		146
TICC Capital Corp	12,515	126		Dolan Co/The (a)	19,907		51
Triangle Capital Corp	6,659	193		Entercom Communications Corp (a)	22,607		222
		$16,571		EW Scripps Co (a)	84,526		1,404
Iron & Steel - 0.97%				Fisher Communications Inc	5,809		238
AK Steel Holding Corp (a)	29,350	100		Gray Television Inc (a)	93,620		731
				Here Media Inc (a),(b),(c)	3,700		—
Commercial Metals Co	203,442	3,151		Here Media Inc - Special Shares (a),(c)	3,700		—
Friedman Industries Inc	7,610	75		Journal Communications Inc (a)	101,812		932
Reliance Steel & Aluminum Co	120,325	8,447		LIN Media LLC (a)	19,929		321
Schnitzer Steel Industries Inc	39,216	1,006		McClatchy Co/The (a)	77,144		240
Shiloh Industries Inc	17,557	225		Media General Inc (a)	26,760		294
Universal Stainless & Alloy Products Inc (a)	7,119	184
		$13,188		Meredith Corp	9,015		428
				New York Times Co/The (a)	110,373		1,345
Leisure Products & Services - 0.18%				Nexstar Broadcasting Group Inc	4,794		173
Ambassadors Group Inc	2,629	10		Radio One Inc (a)	27,800		62
Black Diamond Inc (a)	1,479	15		Saga Communications Inc	5,788		300
Brunswick Corp/DE	1,848	70		Salem Communications Corp	17,063		130
Callaway Golf Co	141,504	1,016		Scholastic Corp	46,348		1,414
Escalade Inc	1,608	10		Spanish Broadcasting System Inc (a)	1,921		7
Johnson Outdoors Inc (a)	10,491	267					$10,347
Life Time Fitness Inc (a)	7,881	420
WMS Industries Inc (a)	25,767	664		Metal Fabrication & Hardware - 0.75%
				AM Castle & Co (a)	34,770		592
		$2,472		Ampco-Pittsburgh Corp	9,905		190

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Metal Fabrication & Hardware (continued)				Oil & Gas - 3.26%
Chicago Rivet & Machine Co	1,070	$28		Adams Resources & Energy Inc	1,803	$121
CIRCOR International Inc	3,897	205		Alon USA Energy Inc	63,812	871
Eastern Co/The	538	9		Apco Oil and Gas International Inc (a)	2,913	50
Haynes International Inc	2,646	127		Approach Resources Inc (a)	5,821	154
Kaydon Corp	7,781	226		Atwood Oceanics Inc (a)	123,125	6,937
Lawson Products Inc/DE (a)	9,612	117		Barnwell Industries Inc (a)	2,755	10
LB Foster Co	8,586	399		Berry Petroleum Co	8,762	355
Mueller Industries Inc	4,903	269		Bill Barrett Corp (a)	66,720	1,496
Mueller Water Products Inc - Class A	202,299	1,566		Black Ridge Oil and Gas Inc (a)	6,777	4
NN Inc	11,540	142		BPZ Resources Inc (a)	81,678	197
Northwest Pipe Co (a)	14,835	442		Callon Petroleum Co (a)	30,694	123
Olympic Steel Inc	21,247	591		Carrizo Oil & Gas Inc (a)	2,054	65
Rexnord Corp (a)	24,900	472		Clayton Williams Energy Inc (a)	4,220	240
RTI International Metals Inc (a)	70,888	2,173		Comstock Resources Inc	106,743	1,791
Valmont Industries Inc	18,230	2,546		Contango Oil & Gas Co	2,540	98
		$10,094		Crimson Exploration Inc (a)	40,630	130
				CVR Energy Inc (a),(b),(c)	20,934	—
Mining - 0.89%				Delek US Holdings Inc	40,134	1,214
Allied Nevada Gold Corp (a)	69,284	462		Double Eagle Petroleum Co (a)	684	2
AMCOL International Corp	3,693	129		Emerald Oil Inc (a)	17,441	126
Century Aluminum Co (a)	220,809	1,853
Charles & Colvard Ltd (a)	8,589	40		Energy XXI Bermuda Ltd	35,214	945
				EPL Oil & Gas Inc (a)	62,464	2,009
Coeur Mining Inc (a)	116,818	1,566
Globe Specialty Metals Inc	100,560	1,200		Equal Energy Ltd	13,477	57
Golden Minerals Co (a)	2,598	4		EXCO Resources Inc	14,184	123
				Forest Oil Corp (a)	82,404	422
Hecla Mining Co	108,114	349		Gastar Exploration Ltd (a)	35,138	116
Horsehead Holding Corp (a)	76,391	936		Halcon Resources Corp (a)	88,661	485
Kaiser Aluminum Corp	36,855	2,405		Harvest Natural Resources Inc (a)	59,132	244
Materion Corp	19,206	579		Hercules Offshore Inc (a)	324,035	2,236
McEwen Mining Inc (a)	153,833	301		HKN Inc (a)	223	16
Molycorp Inc (a)	29,629	220		Magnum Hunter Resources Corp (a)	118,632	454
Noranda Aluminum Holding Corp	10,918	34		Matador Resources Co (a)	11,663	153
Stillwater Mining Co (a)	145,029	1,756		Midstates Petroleum Co Inc (a)	29,410	176
USEC Inc (a)	7,660	150		Miller Energy Resources Inc (a)	23,075	115
		$11,984		Northern Oil and Gas Inc (a)	44,223	584
Miscellaneous Manufacturing - 1.54%				Oasis Petroleum Inc (a)	206,050	8,662
Actuant Corp	234,182	8,269		Pacific Drilling SA (a)	1,059	10
American Railcar Industries Inc	27,407	985		Parker Drilling Co (a)	306,297	1,860
AO Smith Corp	11,960	494		PDC Energy Inc (a)	56,542	3,118
Barnes Group Inc	28,871	953		Penn Virginia Corp (a)	174,165	878
Blount International Inc (a)	32,500	428		PetroQuest Energy Inc (a)	32,872	148
Chase Corp	1,748	49		Resolute Energy Corp (a)	16,564	139
Core Molding Technologies Inc (a)	875	8		Sanchez Energy Corp (a)	5,704	135
EnPro Industries Inc (a)	2,364	134		Stone Energy Corp (a)	43,019	1,048
Fabrinet (a)	10,646	158		Swift Energy Co (a)	55,623	709
Federal Signal Corp (a)	130,311	1,264		Triangle Petroleum Corp (a)	26,358	187
FreightCar America Inc	717	13		Unit Corp (a)	34,809	1,569
GP Strategies Corp (a)	3,500	92		Vaalco Energy Inc (a)	10,895	68
Hillenbrand Inc	82,175	2,037		W&T Offshore Inc	31,731	517
Lydall Inc (a)	27,542	429		Warren Resources Inc (a)	64,909	186
MFRI Inc (a)	6,107	66		Western Refining Inc	92,793	2,796
Movado Group Inc	28,900	1,054				$44,149
Myers Industries Inc	31,535	614		Oil & Gas Services - 2.59%
NL Industries Inc	11,316	126		Basic Energy Services Inc (a)	34,352	393
Park-Ohio Holdings Corp (a)	1,942	68
				Bolt Technology Corp	3,222	58
Servotronics Inc	788	6		C&J Energy Services Inc (a)	11,021	213
Standex International Corp	7,242	428		Cal Dive International Inc (a)	100,215	196
Synalloy Corp	2,162	36		CARBO Ceramics Inc	2,740	241
Tredegar Corp	14,735	442		Dawson Geophysical Co (a)	17,481	630
Trinity Industries Inc	68,126	2,682		Exterran Holdings Inc (a)	147,189	4,673
		$20,835		Forbes Energy Services Ltd (a)	242	1
Office Furnishings - 0.03%				Forum Energy Technologies Inc (a)	183,312	5,294
HNI Corp	907	34		Global Geophysical Services Inc (a)	50,527	222
Kewaunee Scientific Corp	3,601	48		Gulf Island Fabrication Inc	11,118	275
Knoll Inc	5,364	89		Helix Energy Solutions Group Inc (a)	244,612	6,205
Steelcase Inc	18,354	280		Hornbeck Offshore Services Inc (a)	79,659	4,218
Virco Manufacturing Corp (a)	4,847	12		ION Geophysical Corp (a)	25,476	157
		$463		Key Energy Services Inc (a)	137,150	869
				Matrix Service Co (a)	7,803	124
				Mitcham Industries Inc (a)	15,462	262

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas Services (continued)				REITS (continued)
Natural Gas Services Group Inc (a)	21,922	$534		AG Mortgage Investment Trust Inc	10,945	$199
Newpark Resources Inc (a)	104,558	1,196		Agree Realty Corp	4,970	150
Pioneer Energy Services Corp (a)	105,732	717		American Assets Trust Inc	21,420	694
SEACOR Holdings Inc	33,854	2,965		American Capital Mortgage Investment Corp	23,838	467
Steel Excel Inc (a)	16,164	469		American Realty Capital Properties Inc	27,503	397
Tesco Corp (a)	39,532	523		Anworth Mortgage Asset Corp	161,458	785
Tetra Technologies Inc (a)	111,337	1,127		Apollo Commercial Real Estate Finance Inc	10,178	163
Thermon Group Holdings Inc (a)	152,850	3,059		Apollo Residential Mortgage Inc	21,025	337
Willbros Group Inc (a)	64,992	467		Armada Hoffler Properties Inc	13,785	150
		$35,088		ARMOUR Residential REIT Inc	205,210	915
Packaging & Containers - 1.55%				Ashford Hospitality Trust Inc	34,549	403
Berry Plastics Group Inc (a)	12,600	291		Associated Estates Realty Corp	13,902	212
Graphic Packaging Holding Co (a)	296,299	2,548		Campus Crest Communities Inc	32,015	363
Mod-Pac Corp (a)	2,208	18		CapLease Inc	18,926	161
				Capstead Mortgage Corp	108,345	1,280
Packaging Corp of America	174,893	9,407		Cedar Realty Trust Inc	27,373	152
Silgan Holdings Inc	181,250	8,744		Chambers Street Properties	53,427	432
UFP Technologies Inc (a)	2,065	44
				Chesapeake Lodging Trust	13,543	310
		$21,052		Colonial Properties Trust	47,717	1,155
Pharmaceuticals - 0.37%				Colony Financial Inc	18,402	373
Anika Therapeutics Inc (a)	12,413	250		Cousins Properties Inc	23,026	236
Auxilium Pharmaceuticals Inc (a)	9,520	175		CubeSmart	65,363	1,059
BioScrip Inc (a)	10,644	173		CYS Investments Inc	113,685	944
Cornerstone Therapeutics Inc (a)	3,356	30		DCT Industrial Trust Inc	155,602	1,169
Depomed Inc (a)	15,440	101		DiamondRock Hospitality Co	134,832	1,308
Hi-Tech Pharmacal Co Inc	2,471	89		DuPont Fabros Technology Inc	6,875	158
Impax Laboratories Inc (a)	25,058	519		Dynex Capital Inc	115,193	1,107
Lannett Co Inc (a)	14,785	205		EastGroup Properties Inc	673	42
Natural Alternatives International Inc (a)	1,459	7		Education Realty Trust Inc	24,053	227
Nature's Sunshine Products Inc	4,128	75		EPR Properties	18,631	938
Nektar Therapeutics (a)	32,720	367		Equity One Inc	45,010	1,042
Nutraceutical International Corp	8,001	178		Excel Trust Inc	336,507	4,368
Omega Protein Corp (a)	62,833	525		FelCor Lodging Trust Inc (a)	111,877	676
PharMerica Corp (a)	83,666	1,226		First Industrial Realty Trust Inc	29,972	490
POZEN Inc (a)	10,146	58		First Potomac Realty Trust	53,133	721
Sciclone Pharmaceuticals Inc (a)	28,746	179		Franklin Street Properties Corp	45,237	602
Sucampo Pharmaceuticals Inc (a)	8,302	51		Geo Group Inc/The	40,741	1,414
Targacept Inc (a)	18,925	95		Getty Realty Corp	5,482	113
Theragenics Corp (a)	34,889	71		Gladstone Commercial Corp	4,025	75
Vanda Pharmaceuticals Inc (a)	18,440	215		Glimcher Realty Trust	38,224	429
ViroPharma Inc (a)	12,996	446		Government Properties Income Trust	11,805	298
		$5,035		Healthcare Realty Trust Inc	15,246	392
				Hersha Hospitality Trust	635,879	3,733
Pipelines - 0.08%				Highwoods Properties Inc	134,016	4,862
SemGroup Corp	19,021	1,074		Hudson Pacific Properties Inc	11,960	260
				Inland Real Estate Corp	54,160	557
Private Equity - 0.06%				Invesco Mortgage Capital Inc	62,469	1,026
American Capital Ltd (a)	35,258	482		Investors Real Estate Trust	73,983	639
				iStar Financial Inc (a)	77,385	879
Fidus Investment Corp	5,135	100
Harris & Harris Group Inc (a)	29,657	92		Kite Realty Group Trust	70,183	405
Hercules Technology Growth Capital Inc	13,263	185		LaSalle Hotel Properties	28,345	764
		$859		Lexington Realty Trust	46,103	578
				LTC Properties Inc	1,762	68
Publicly Traded Investment Fund - 0.01%				Medical Properties Trust Inc	41,751	610
THL Credit Inc	9,884	154		Monmouth Real Estate Investment Corp	11,714	115
				New Residential Investment Corp	54,515	361
Real Estate - 0.37%				NorthStar Realty Finance Corp	79,050	775
Alexander & Baldwin Inc (a)	84,910	3,761		One Liberty Properties Inc	4,227	98
AV Homes Inc (a)	11,891	192		Parkway Properties Inc/Md	27,328	479
California Coastal Communities Inc (a),(b),(c)	9,672	—		Pebblebrook Hotel Trust	12,878	343
Forestar Group Inc (a)	20,654	446		Pennsylvania Real Estate Investment Trust	14,595	302
Kennedy-Wilson Holdings Inc	32,437	555		PennyMac Mortgage Investment Trust	22,600	499
Stratus Properties Inc (a)	2,638	34		RAIT Financial Trust	14,898	113
Thomas Properties Group Inc	1,816	10		Ramco-Gershenson Properties Trust	48,882	758
Transcontinental Realty Investors Inc (a)	100	1		Redwood Trust Inc	16,819	285
Trinity Place Holdings Inc (a)	465	2		Resource Capital Corp	80,201	532
		$5,001		Retail Opportunity Investments Corp	18,335	251
				RLJ Lodging Trust	59,456	1,440
REITS - 3.93%				Rouse Properties Inc	4,736	96
Acadia Realty Trust	12,292	317		Ryman Hospitality Properties Inc	10,823	403

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				Retail (continued)
Sabra Health Care REIT Inc	6,060	$159		Pacific Sunwear of California Inc (a)	78,043	$347
Select Income REIT	4,719	127		Pantry Inc/The (a)	61,061	761
Sovran Self Storage Inc	956	66		PC Connection Inc	39,335	667
Spirit Realty Capital Inc	41,099	375		PCM Inc (a)	20,611	207
STAG Industrial Inc	14,747	306		Penske Automotive Group Inc	92,182	3,427
Starwood Property Trust Inc	13,937	354		Pep Boys-Manny Moe & Jack/The (a)	119,125	1,484
Strategic Hotels & Resorts Inc (a)	50,223	445		Perfumania Holdings Inc (a)	3,407	18
Summit Hotel Properties Inc	34,001	344		RadioShack Corp (a)	30,120	82
Sunstone Hotel Investors Inc	69,583	900		Red Robin Gourmet Burgers Inc (a)	670	38
Terreno Realty Corp	7,266	133		Regis Corp	143,703	2,496
Urstadt Biddle Properties Inc	2,175	46		Rite Aid Corp (a)	1,792,850	5,379
Washington Real Estate Investment Trust	50,544	1,359		Ruby Tuesday Inc (a)	134,191	982
Western Asset Mortgage Capital Corp	6,645	112		Rush Enterprises Inc - Class A (a)	56,396	1,405
		$53,180		Rush Enterprises Inc - Class B (a)	11,863	256
				Saks Inc (a)	36,192	579
Retail - 6.18%				Sears Hometown and Outlet Stores Inc (a)	1,155	50
ALCO Stores Inc (a)	5,911	83
Asbury Automotive Group Inc (a)	6,333	309		Shoe Carnival Inc	19,516	521
Barnes & Noble Inc (a)	104,550	1,867		Sonic Automotive Inc	17,992	398
				Sonic Corp (a)	19,138	294
bebe stores inc	21,651	129		Sport Chalet Inc - Class A (a)	5,105	7
Big 5 Sporting Goods Corp	2,674	54		Sport Chalet Inc - Class B (a)	717	1
Biglari Holdings Inc (a)	1,016	423
Bloomin' Brands Inc (a)	7,660	181		Stage Stores Inc	7,631	190
				Stein Mart Inc	11,890	166
Bob Evans Farms Inc	29,390	1,494		Steinway Musical Instruments Inc (a)	14,634	532
Bon-Ton Stores Inc/The	8,394	159		Systemax Inc	9,579	92
Books-A-Million Inc (a)	13,331	33
				Trans World Entertainment Corp	18,567	93
Brown Shoe Co Inc	47,184	1,122		Tuesday Morning Corp (a)	57,286	643
Build-A-Bear Workshop Inc (a)	27,481	195
Cache Inc (a)	23,972	101		Wendy's Co/The	526,676	3,745
				West Marine Inc (a)	39,289	427
Casey's General Stores Inc	5,800	384		Wet Seal Inc/The (a)	103,774	456
Cash America International Inc	6,977	293		Zale Corp (a)	54,558	506
Cato Corp/The	5,369	151				$83,696
CEC Entertainment Inc	8,210	341
Chico's FAS Inc	267,600	4,584		Savings & Loans - 1.66%
Children's Place Retail Stores Inc/The (a)	3,750	203		Ameriana Bancorp	2,687	30
Christopher & Banks Corp (a)	18,860	129		Astoria Financial Corp	275,316	3,359
Citi Trends Inc (a)	15,428	217		Atlantic Coast Financial Corp (a)	210	1
Coast Distribution System Inc/The (a)	2,597	8		B of I Holding Inc (a)	105	6
Conn's Inc (a)	47,936	3,098		Banc of California Inc	10,614	157
dELiA*s Inc (a)	4,590	7		Bank Mutual Corp	34,541	214
Denny's Corp (a)	7,781	44		BankFinancial Corp	24,453	210
Destination Maternity Corp	522	16		BBX Capital Corp (a)	6,468	92
Destination XL Group Inc (a)	3,952	26		BCSB Bancorp Inc (a)	327	8
Dillard's Inc	23,337	1,970		Berkshire Hills Bancorp Inc	31,754	829
DineEquity Inc	1,916	133		Brookline Bancorp Inc	57,033	562
DSW Inc	44,075	3,340		Camco Financial Corp (a)	7,465	32
Ezcorp Inc (a)	25,354	459		Cape Bancorp Inc	3,780	35
Fifth & Pacific Cos Inc (a)	39,233	934		Capitol Federal Financial Inc	102,449	1,292
Finish Line Inc/The	20,691	461		CFS Bancorp Inc	11,190	134
First Cash Financial Services Inc (a)	92,576	4,944		Chicopee Bancorp Inc	461	8
Fred's Inc	75,916	1,306		Citizens Community Bancorp Inc/WI	2,250	17
Frisch's Restaurants Inc	4,000	87		Clifton Savings Bancorp Inc	2,796	35
Gaiam Inc (a)	15,945	78		Dime Community Bancshares Inc	13,786	242
Genesco Inc (a)	1,638	115		Eagle Bancorp Montana Inc	111	1
GNC Holdings Inc	131,675	6,950		ESB Financial Corp	4,684	61
Gordmans Stores Inc (a)	2,526	35		ESSA Bancorp Inc	12,783	145
Group 1 Automotive Inc	153,258	11,155		EverBank Financial Corp	42,255	655
Hastings Entertainment Inc/United States	1,165	4		First Defiance Financial Corp	13,755	363
Haverty Furniture Cos Inc	31,839	828		First Federal Bancshares of Arkansas Inc (a)	356	3
hhgregg Inc (a)	15,474	243		First Financial Northwest Inc	11,828	126
Jack in the Box Inc (a)	110,492	4,430		Flagstar Bancorp Inc (a)	17,411	285
Jos A Bank Clothiers Inc (a)	5,804	237		Flushing Financial Corp	52,241	990
Kirkland's Inc (a)	8,111	143		Fox Chase Bancorp Inc	15,797	277
Lazare Kaplan International Inc (a)	8,585	12		Hampden Bancorp Inc	695	11
Lithia Motors Inc	13,890	906		Heritage Financial Group Inc	1,494	29
Luby's Inc (a)	28,408	228		HF Financial Corp	8,101	109
MarineMax Inc (a)	31,339	364		Hingham Institution for Savings	437	31
Men's Wearhouse Inc	12,249	489		HMN Financial Inc (a)	2,080	15
New York & Co Inc (a)	13,228	83		Home Bancorp Inc (a)	5,970	109
Office Depot Inc (a)	113,634	492		Home Federal Bancorp Inc/ID	10,981	154
OfficeMax Inc	120,237	1,370		HomeStreet Inc	4,870	106

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Savings & Loans (continued)				Semiconductors (continued)
HopFed Bancorp Inc	3,929	$44		Kulicke & Soffa Industries Inc (a)	44,167		$515
Investors Bancorp Inc	33,975	754		Lattice Semiconductor Corp (a)	93,662		483
Kearny Financial Corp (a)	5,570	58		LTX-Credence Corp (a)	56,033		300
LSB Financial Corp/IN	514	13		Microsemi Corp (a)	182,957		4,511
Magyar Bancorp Inc (a)	400	2		MKS Instruments Inc	44,622		1,210
Mayflower Bancorp Inc	100	2		Nanometrics Inc (a)	2,790		43
Meta Financial Group Inc	5,304	156		OmniVision Technologies Inc (a)	105,912		1,722
MutualFirst Financial Inc	2,937	43		Pericom Semiconductor Corp (a)	35,361		271
Naugatuck Valley Financial Corp	279	2		Photronics Inc (a)	141,327		1,081
New Hampshire Thrift Bancshares Inc	896	13		PMC - Sierra Inc (a)	67,737		447
Northeast Community Bancorp Inc	2,697	18		QLogic Corp (a)	62,688		690
Northfield Bancorp Inc/NJ	37,261	437		Rambus Inc (a)	18,458		180
Northwest Bancshares Inc	161,886	2,237		Richardson Electronics Ltd/United States	44,851		504
Ocean Shore Holding Co	1,236	19		Rovi Corp (a)	38,304		863
Oritani Financial Corp	7,691	125		Rubicon Technology Inc (a)	13,306		112
Pacific Premier Bancorp Inc (a)	13,043	170		Rudolph Technologies Inc (a)	12,030		148
Provident Financial Holdings Inc	13,631	239		Semtech Corp (a)	156,200		4,725
Provident Financial Services Inc	172,157	3,063		Sigma Designs Inc (a)	68,040		355
Provident New York Bancorp	52,906	574		Silicon Image Inc (a)	30,150		173
Pulaski Financial Corp	3,491	35		Skyworks Solutions Inc (a)	337,475		8,106
Riverview Bancorp Inc (a)	11,395	30		SunEdison Inc (a)	73,415		740
Rockville Financial Inc	10,526	138		Supertex Inc	16,395		441
SI Financial Group Inc	1,687	19		Tessera Technologies Inc	30,148		605
Simplicity Bancorp Inc	2,832	42		TriQuint Semiconductor Inc (a)	265,410		2,121
Teche Holding Co	1,018	46		Ultra Clean Holdings (a)	17,290		120
Territorial Bancorp Inc	4,142	94		Veeco Instruments Inc (a)	7,027		244
TF Financial Corp	1,827	50		Volterra Semiconductor Corp (a)	8,730		132
TierOne Corp (a),(b),(c)	2,447	—					$46,500
Timberland Bancorp Inc/WA	7,281	64
United Community Financial Corp/OH (a)	25,332	117		Software - 3.82%
				Accelrys Inc (a)	13,324		116
United Financial Bancorp Inc	9,897	154		ACI Worldwide Inc (a)	89,925		4,258
Washington Federal Inc	110,545	2,404		Acxiom Corp (a)	13,438		346
Waterstone Financial Inc (a)	8,611	94
				Aspen Technology Inc (a)	1,968		64
Wayne Savings Bancshares Inc	1,380	15		Audience Inc (a)	3,642		46
Westfield Financial Inc	31,150	217		Avid Technology Inc (a)	55,187		329
WSFS Financial Corp	4,000	238		Broadridge Financial Solutions Inc	289,525		8,379
		$22,459		Bsquare Corp (a)	81			—
Semiconductors - 3.43%				Concurrent Computer Corp	2,188		18
Aeroflex Holding Corp (a)	7,434	56		CSG Systems International Inc	13,078		310
Alpha & Omega Semiconductor Ltd (a)	24,537	187		Digi International Inc (a)	41,569		413
Amkor Technology Inc (a)	85,335	360		Digital River Inc (a)	64,513		1,095
Amtech Systems Inc (a)	2,722	19		Ebix Inc	2,650		31
ANADIGICS Inc (a)	9,343	20		EPAM Systems Inc (a)	122,575		3,548
Applied Micro Circuits Corp (a)	28,740	341		EPIQ Systems Inc	45,691		594
ATMI Inc (a)	13,566	337		Fair Isaac Corp	130,100		6,500
Axcelis Technologies Inc (a)	53,015	116		GSE Systems Inc (a)	3,462		6
AXT Inc (a)	17,254	48		ManTech International Corp/VA	24,065		711
Brooks Automation Inc	80,789	794		Market Leader Inc (a)	2,508		29
Cascade Microtech Inc (a)	17,404	122		MedAssets Inc (a)	181,568		3,953
Ceva Inc (a)	5,374	98		Official Payments Holdings Inc (a)	7,785		56
Cirrus Logic Inc (a)	9,140	176		Omnicell Inc (a)	5,551		117
Cohu Inc	39,784	469		Progress Software Corp (a)	6,718		172
Diodes Inc (a)	27,987	768		Sapiens International Corp NV	5,084		30
DSP Group Inc (a)	48,501	362		Schawk Inc	9,764		135
Emcore Corp (a)	1,615	7		Seachange International Inc (a)	42,891		505
Emulex Corp (a)	100,469	804		SS&C Technologies Holdings Inc (a)	234,315		8,384
Entegris Inc (a)	28,756	274		SYNNEX Corp (a)	77,040		3,816
Entropic Communications Inc (a)	48,382	215		Tangoe Inc (a)	8,360		151
Exar Corp (a)	44,620	580		VeriFone Systems Inc (a)	20,993		400
Fairchild Semiconductor International Inc (a)	129,242	1,631		Verint Systems Inc (a)	200,975		7,191
First Solar Inc (a)	29,538	1,454					$51,703
FormFactor Inc (a)	106,498	775
GigOptix Inc (a)	4,322	6		Storage & Warehousing - 0.22%
GSI Technology Inc (a)	11,560	80		Mobile Mini Inc (a)	77,720		2,682
Ikanos Communications Inc (a)	9,018	12		Wesco Aircraft Holdings Inc (a)	16,811		329
Integrated Device Technology Inc (a)	22,627	204					$3,011
Integrated Silicon Solution Inc (a)	74,664	894		Telecommunications - 1.63%
International Rectifier Corp (a)	101,139	2,438		ADTRAN Inc	4,451		118
Intersil Corp	178,379	1,822		Anaren Inc (a)	8,431		197
IXYS Corp	16,791	189		Anixter International Inc (a)	7,006		582

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Telecommunications (continued)				Transportation - 2.33%
ARRIS Group Inc (a)	22,256	$334		Air Transport Services Group Inc (a)	102,975	$687
Aviat Networks Inc (a)	79,816	211		Arkansas Best Corp	64,770	1,405
Black Box Corp	52,388	1,418		Atlas Air Worldwide Holdings Inc (a)	122,652	5,474
Calix Inc (a)	2,011	24		Baltic Trading Ltd	15,664	59
Cbeyond Inc (a)	9,544	81		Bristow Group Inc	78,076	5,310
Ciena Corp (a)	31,595	697		CAI International Inc (a)	6,705	140
Cincinnati Bell Inc (a)	171,426	591		Celadon Group Inc	76,525	1,539
Clearfield Inc (a)	543	6		Con-way Inc	123,200	5,107
Communications Systems Inc	8,832	94		Covenant Transportation Group Inc (a)	11,049	71
Comtech Telecommunications Corp	46,993	1,272		DHT Holdings Inc	10,525	49
Consolidated Communications Holdings Inc	41,503	726		Eagle Bulk Shipping Inc (a)	25,870	99
DigitalGlobe Inc (a)	20,285	657		Era Group Inc (a)	33,529	818
EarthLink Inc	212,170	1,331		Frozen Food Express Industries Inc (a)	18,708	39
Extreme Networks (a)	35,204	152		GasLog Ltd	9,577	133
Finisar Corp (a)	49,475	956		Genco Shipping & Trading Ltd (a)	43,524	91
General Communication Inc (a)	45,917	407		Genesee & Wyoming Inc (a)	1,480	133
Globecomm Systems Inc (a)	26,262	381		Gulfmark Offshore Inc	55,256	2,722
Harmonic Inc (a)	114,129	874		Heartland Express Inc	4,084	60
Hawaiian Telcom Holdco Inc (a)	5,730	159		International Shipholding Corp	11,710	320
ID Systems Inc (a)	1,586	8		Knightsbridge Tankers Ltd	8,995	69
IDT Corp - Class B	3,004	62		Marten Transport Ltd	54,157	929
Infinera Corp (a)	20,460	223		Matson Inc	45,791	1,297
Inteliquent Inc	33,804	282		Nordic American Tankers Ltd	44,004	417
Iridium Communications Inc (a)	141,021	1,187		Overseas Shipholding Group Inc (a),(b)	34,268	139
Leap Wireless International Inc (a)	62,777	1,047		Pacer International Inc (a)	32,932	204
LogMeIn Inc (a)	3,680	109		PAM Transportation Services Inc	10,768	129
Loral Space & Communications Inc	8,740	547		Patriot Transportation Holding Inc (a)	661	23
Lumos Networks Corp	8,130	154		PHI Inc (a)	16,489	580
NeoPhotonics Corp (a)	1,584	14		Providence and Worcester Railroad Co	4,798	84
Netgear Inc (a)	12,883	384		Quality Distribution Inc (a)	39,692	419
NII Holdings Inc (a)	78,468	563		Roadrunner Transportation Systems Inc (a)	3,385	102
Novatel Wireless Inc (a)	17,353	74		Saia Inc (a)	36,661	1,098
NTELOS Holdings Corp	33,580	629		Scorpio Tankers Inc	56,375	561
Numerex Corp (a)	5,294	57		Ship Finance International Ltd	11,984	193
Oclaro Inc (a)	15,101	18		Tidewater Inc	5,070	299
Oplink Communications Inc (a)	27,582	556		USA Truck Inc (a)	8,609	54
Optical Cable Corp	8,872	38		UTI Worldwide Inc	23,510	388
Orbcomm Inc (a)	71,072	342		Werner Enterprises Inc	7,036	169
Performance Technologies Inc (a)	11,588	15		YRC Worldwide Inc (a)	2,742	89
Plantronics Inc	1,327	62				$31,499
Polycom Inc (a)	95,836	916
Preformed Line Products Co	1,871	136		Trucking & Leasing - 0.59%
Premiere Global Services Inc (a)	17,299	191		AMERCO	12,395	2,062
Primus Telecommunications Group Inc	1,075	13		GATX Corp	91,429	4,131
Relm Wireless Corp (a)	1,332	5		Greenbrier Cos Inc (a)	53,344	1,219
RF Industries Ltd	300	2		TAL International Group Inc	10,205	410
RF Micro Devices Inc (a)	90,117	468		Textainer Group Holdings Ltd	3,039	108
				Willis Lease Finance Corp (a)	8,412	120
Shenandoah Telecommunications Co	6,693	130
Sonus Networks Inc (a)	93,492	320				$8,050
Symmetricom Inc (a)	55,545	285		Water - 0.09%
Telenav Inc (a)	7,305	45		American States Water Co	4,711	303
Tellabs Inc	512,029	1,147		California Water Service Group	10,243	223
Tessco Technologies Inc	4,108	132		Consolidated Water Co Ltd	9,507	113
UniTek Global Services Inc (a)	1,298	2		PICO Holdings Inc (a)	17,692	387
USA Mobility Inc	20,253	316		SJW Corp	4,303	120
UTStarcom Holdings Corp (a)	7,239	20				$1,146
Vonage Holdings Corp (a)	37,848	122
Westell Technologies Inc (a)	71,349	184		TOTAL COMMON STOCKS		$1,290,838
					Maturity
		$22,073		REPURCHASE AGREEMENTS - 4.58%	Amount (000's)	Value(000	's)
Textiles - 0.18%				Banks - 4.58%
Culp Inc	1,771	34		Investment in Joint Trading Account; Credit	$12,177	$12,177
Dixie Group Inc/The (a)	11,461	103
				Suisse Repurchase Agreement; 0.05%
G&K Services Inc	27,623	1,459		dated 07/31/2013 maturing 08/01/2013
UniFirst Corp/MA	8,569	840		(collateralized by US Government
		$2,436		Securities; $12,420,085; 0.00% - 11.25%;
Toys, Games & Hobbies - 0.03%				dated 02/15/15 - 08/15/40)
Jakks Pacific Inc	47,995	288
LeapFrog Enterprises Inc (a)	15,528	179
		$467

See accompanying notes

Schedule of Investments SmallCap Value Fund II July 31, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Deutsche $ 24,624		$24,623
Bank Repurchase Agreement; 0.09% dated
07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $25,116,174; 0.00% - 1.38%;
dated 10/28/13 - 03/09/18)
Investment in Joint Trading Account; JP	14,206	14,206
Morgan Repurchase Agreement; 0.06%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $14,490,101; 0.00% - 9.38%;
dated 08/03/13 - 05/15/30)
Investment in Joint Trading Account; Merrill	11,107	11,107
Lynch Repurchase Agreement; 0.05%
dated 07/31/2013 maturing 08/01/2013
(collateralized by US Government
Securities; $11,328,913; 0.25% - 3.13%;
dated 07/31/15 - 02/15/43)
		$62,113
TOTAL REPURCHASE AGREEMENTS		$62,113
Total Investments		$1,352,951
Other Assets in Excess of Liabilities, Net - 0.13%		$1,761
TOTAL NET ASSETS - 100.00%		$1,354,712

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $57 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		33.23%
Industrial		14.58%
Consumer, Cyclical		13.77%
Consumer, Non-cyclical		13.58%
Technology		9.01%
Energy		6.43%
Basic Materials		3.74%
Communications		3.48%
Utilities		1.98%
Diversified		0.07%
Other Assets in Excess of Liabilities, Net		0.13%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; September 2013	Long	612	$61,367	$63,825	$2,458
Total					$2,458

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2013 (unaudited)

	Principal				Principal
BONDS- 0.26%	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
U.S. Municipals - 0.26%				California (continued)
Oglala Sioux Tribe				California Statewide Communities
5.00%, 10/01/2022(a)	$650	$599		Development Authority (credit support from
				FHA INS)
TOTAL BONDS		$599		6.63%, 08/01/2029	$890		$1,039
	Principal			City of Los Angeles Department of Airports
MUNICIPAL BONDS - 103.16%	Amount (000's)	Value(000	's)	5.00%, 05/15/2035	1,500		1,533
				City of Vernon CA Electric System Revenue
Alabama - 2.11%				5.13%, 08/01/2021	1,000		1,077
Auburn University				County of Santa Clara CA
5.00%, 06/01/2038	$1,500	$1,528		3.25%, 08/01/2035	4,500		3,346
Birmingham Airport Authority (credit support				Foothill-Eastern Transportation Corridor
from AGM)				Agency (credit support from NATL-RE)
5.25%, 07/01/2030	1,000	1,036		0.00%, 01/15/2018(c)	2,000		1,560
Courtland Industrial Development Board				Golden State Tobacco Securitization
5.20%, 06/01/2025	1,250	1,270		Corp (credit support from GOLDEN ST TOB
Phenix City Industrial Development Board				SECURITIZATION)
4.13%, 05/15/2035	350	275		5.75%, 06/01/2047	2,500		1,940
Selma Industrial Development Board				Lancaster Redevelopment Agency
6.25%, 11/01/2033	700	759		6.50%, 08/01/2029	580		614
		$4,868		Los Angeles Department of Water & Power
Alaska - 1.29%				5.25%, 07/01/2038	1,000		1,043
Borough of Matanuska-Susitna AK (credit				Los Angeles Harbor Department
support from ASSURED GTY)				5.00%, 08/01/2031	1,240		1,303
5.50%, 09/01/2023	1,500	1,749		Los Angeles Unified School District/CA
City of Anchorage AK Electric				5.00%, 07/01/2029	1,000		1,052
Revenue (credit support from NATL-RE)				Metropolitan Water District of Southern
6.50%, 12/01/2013	1,235	1,260		California
		$3,009		5.00%, 07/01/2029	1,150		1,228
				Morongo Band of Mission Indians/The
Arizona - 3.21%				6.50%, 03/01/2028(d)	500		544
Arizona Department of Transportation State				Poway Unified School District
Highway Fund Revenue				0.00%, 08/01/2023(c)	1,250		822
5.00%, 07/01/2026	1,500	1,653		Richmond Joint Powers Financing Authority
Arizona State University (credit support from				6.25%, 07/01/2024	1,000		1,113
AMBAC)				Ripon Unified School District (credit support
5.25%, 09/01/2024	1,090	1,148		from BAM)
City of Phoenix Civic Improvement Corp				0.00%, 08/01/2036(c)	735		174
5.00%, 07/01/2034	1,000	1,046		San Diego Unified School District/CA
Maricopa County Pollution Control Corp				0.00%, 07/01/2032(c)	5,000		1,801
6.00%, 05/01/2029	500	518		San Francisco City & County Airports
Navajo County Pollution Control Corp				Commission-San Francisco International
5.75%, 06/01/2034	1,000	1,112		Airport
Pima County Industrial Development				5.00%, 05/01/2040	1,000		1,015
Authority				Southern California Public Power Authority
6.25%, 06/01/2026	160	155		5.25%, 07/01/2028	1,000		1,073
6.55%, 12/01/2037	300	301		Tustin Unified School District
Salt River Project Agricultural Improvement &				3.00%, 08/01/2031	1,250		957
Power District				University of California
5.00%, 01/01/2039	1,500	1,530		5.50%, 05/15/2027	1,375		1,511
		$7,463		5.75%, 05/15/2023	930		1,109
California - 19.96%				5.75%, 05/15/2025	1,380		1,645
Alum Rock Union Elementary School							$46,377
District				Colorado - 1.01%
5.25%, 08/01/2043	1,000	1,026		Platte River Power Authority
Bay Area Toll Authority				5.00%, 06/01/2026	1,135		1,295
5.00%, 04/01/2034	2,500	2,578		Regional Transportation District
Berkeley Unified School District/CA				6.00%, 01/15/2041	450		482
3.00%, 08/01/2029	1,520	1,212		6.50%, 01/15/2030	500		556
California Educational Facilities Authority							$2,333
5.00%, 01/01/2038(b)	1,621	1,678
5.00%, 10/01/2038(b)	2,700	2,794		Connecticut - 0.52%
5.00%, 01/01/2039(b)	8,154	8,483		State of Connecticut (credit support from
California Statewide Communities				ACA)
Development Authority				6.60%, 07/01/2024	1,200		1,204
6.25%, 11/15/2019	500	557
6.63%, 11/15/2024	500	550		District of Columbia - 3.22%
				District of Columbia
				5.00%, 12/01/2023	1,785		2,067
				5.00%, 12/01/2024	715		826

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
District of Columbia (continued)				Illinois (continued)
District of Columbia (continued)				Illinois Finance Authority (continued)
5.00%, 10/01/2045	$900	$773		5.75%, 08/15/2030	$1,000		$1,107
6.38%, 10/01/2034	1,000	1,079		5.75%, 11/15/2037	1,500		1,552
District of Columbia Water & Sewer				6.00%, 05/15/2025	500		466
Authority (credit support from AGM)				6.00%, 03/01/2038	1,000		1,058
5.50%, 10/01/2017	500	586		6.25%, 11/15/2035	1,000		1,072
District of Columbia Water & Sewer				6.50%, 11/01/2038	1,000		1,143
Authority (credit support from AGM-CR				7.00%, 02/15/2018	475		545
NATL-RE-FGIC)				7.25%, 11/01/2038	1,000		1,179
5.50%, 10/01/2041	2,000	2,163		Illinois State Toll Highway Authority
		$7,494		5.25%, 01/01/2030	1,000		1,048
				Metropolitan Pier & Exposition
Florida - 3.07%				Authority (credit support from AGM)
County of Miami-Dade FL Aviation				5.50%, 06/15/2050	1,000		1,018
Revenue (credit support from ASSURED				State of Illinois
GTY)				5.50%, 07/01/2027	3,410		3,562
5.25%, 10/01/2033	2,000	2,076		Village of Bartlett IL
Escambia County Health Facilities				5.60%, 01/01/2023	300		279
Authority (credit support from AMBAC)				Village of Bolingbrook IL
5.95%, 07/01/2020	65	69		6.25%, 01/01/2024(e)	500		374
Florida Housing Finance Corporation (credit				Village of Gilberts IL
support from AMBAC FHA 542 (C))				0.00%, 03/01/2016(c)	500		172
6.50%, 07/01/2036	900	906		Village of Pingree Grove IL Special Service
Greater Orlando Aviation Authority				Area No 7
5.00%, 11/15/2036	1,000	862		6.00%, 03/01/2036	89		85
Miami-Dade County Educational Facilities							$23,813
Authority (credit support from BHAC-CR)
5.50%, 04/01/2038	1,000	1,064		Indiana - 1.82%
Miami-Dade County School Board Foundation				City of Rockport IN
Inc (credit support from ASSURED GTY)				7.00%, 06/01/2028	1,000		841
5.25%, 05/01/2028	2,000	2,160		Indiana Finance Authority
		$7,137		5.38%, 11/01/2032	1,000		1,030
				5.75%, 08/01/2042	1,500		1,251
Georgia - 0.50%				Indiana Municipal Power Agency
City of Atlanta GA Water & Wastewater				6.00%, 01/01/2039	1,000		1,123
Revenue							$4,245
6.00%, 11/01/2027	1,000	1,156
				Iowa- 2.35%
				City of Altoona IA (credit support from CITY
Idaho- 1.41%				APPROP)
Idaho Health Facilities Authority				5.75%, 06/01/2031	1,200		1,233
6.65%, 02/15/2021	2,000	2,605
Idaho Housing & Finance Association				Iowa Finance Authority
5.85%, 07/01/2036	665	674		4.75%, 08/01/2042	2,800		2,269
				5.00%, 12/01/2019	2,000		1,955
		$3,279					$5,457
Illinois - 10.27%
City of Chicago IL				Kansas - 0.80%
7.13%, 03/15/2022	500	500		County of Sedgwick KS/County of Shawnee
7.46%, 02/15/2026	250	187		KS (credit support from GNMA/FNMA)
				5.65%, 06/01/2037	725		778
City of Chicago IL (credit support from				Kansas Development Finance Authority
ASSURED GTY)
5.25%, 01/01/2025	2,000	2,057		5.50%, 11/15/2029	1,000		1,074
City of Chicago IL O'Hare International							$1,852
Airport Revenue				Kentucky - 2.52%
5.00%, 01/01/2032	1,000	987		Kentucky Economic Development Finance
City of Chicago IL O'Hare International				Authority
Airport Revenue (credit support from AGM)				5.38%, 08/15/2024	1,000		1,111
5.75%, 01/01/2020	1,000	1,021		5.63%, 08/15/2027	1,000		1,075
City of Chicago IL Wastewater Transmission				Kentucky Economic Development Finance
Revenue (credit support from BHAC)				Authority (credit support from ASSURED
5.50%, 01/01/2038	1,000	1,072		GTY)
City of United City of Yorkville IL				6.00%, 12/01/2033	1,000		1,032
5.75%, 03/01/2028	500	467		Kentucky State Property & Building
6.00%, 03/01/2036	300	256		Commission (credit support from ASSURED
Huntley Special Service Area No 10/IL (credit				GTY)
support from ASSURED GTY)				5.25%, 02/01/2025	1,000		1,122
5.10%, 03/01/2029	1,000	1,012		Paducah Electric Plant Board (credit support
Illinois Finance Authority				from ASSURED GTY)
5.38%, 08/15/2024	500	560		5.25%, 10/01/2035	1,500		1,526
5.50%, 08/01/2037	1,000	1,034					$5,866

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
Louisiana - 2.59%				Nebraska - 1.38%
Lafayette Public Trust Financing				Municipal Energy Agency of Nebraska (credit
Authority (credit support from AGM)				support from BHAC)
5.25%, 10/01/2030	$1,000	$1,046		5.13%, 04/01/2029	$1,000		$1,072
Louisiana Local Government Environmental				Omaha Public Power District
Facilities & Community Development				5.50%, 02/01/2039	1,000		1,090
Authority				University of Nebraska
3.75%, 12/01/2026	1,550	1,386		5.25%, 07/01/2039	1,000		1,039
Louisiana Public Facilities Authority (credit							$3,201
support from FNMA)
0.00%, 12/01/2019(c)	1,500	1,312		Nevada - 0.44%
New Orleans Aviation Board (credit support				County of Clark NV
from ASSURED GTY)				5.13%, 07/01/2034	1,000		1,033
6.00%, 01/01/2023	1,000	1,133
Port New Orleans Board of Commissioners				New Hampshire - 0.44%
5.00%, 04/01/2031	750	740		City of Manchester NH General Airport
5.00%, 04/01/2033	400	389		Revenue (credit support from AGM)
		$6,006		5.13%, 01/01/2030	1,000		1,031
Maryland - 1.43%
Maryland Community Development				New Jersey - 1.40%
Administration				New Jersey Economic Development
5.05%, 09/01/2032	1,000	1,010		Authority
Maryland Economic Development Corp				5.00%, 09/01/2034	1,000		1,027
5.75%, 06/01/2035	545	583		5.75%, 04/01/2031	1,000		1,001
Maryland Health & Higher Educational				5.75%, 06/01/2031	550		581
Facilities Authority				New Jersey Housing & Mortgage Finance
4.00%, 08/15/2038	1,460	1,206		Agency
6.00%, 07/01/2041	500	541		6.38%, 10/01/2028	605		653
		$3,340					$3,262
Massachusetts - 4.69%				New Mexico - 0.64%
Massachusetts Bay Transportation Authority				New Mexico Hospital Equipment Loan
5.25%, 07/01/2028	2,000	2,257		Council
Massachusetts Development Finance Agency				5.00%, 08/01/2039	1,500		1,494
5.75%, 12/01/2042	1,000	1,213
6.38%, 07/01/2029	500	500
Massachusetts Educational Financing				New York - 8.03%
Authority				Brooklyn Arena Local Development Corp
				6.38%, 07/15/2043	200		221
4.90%, 07/01/2028	5,000	4,774		Hudson Yards Infrastructure Corp
Massachusetts Health & Educational Facilities
Authority (credit support from GO OF UNIV)				5.75%, 02/15/2047	2,500		2,654
				Metropolitan Transportation Authority
5.00%, 07/01/2038	1,000	1,056		5.25%, 11/15/2030	1,500		1,615
Massachusetts State College Building				New York City Industrial Development
Authority
5.50%, 05/01/2039	1,000	1,087		Agency (credit support from ASSURED
				GTY)
		$10,887		6.13%, 01/01/2029	1,000		1,086
Michigan - 1.29%				New York City Transitional Finance Authority
City of Detroit MI Sewage Disposal System				Building Aid Revenue (credit support from ST
Revenue (credit support from AGM)				AID WITHHLDG)
7.00%, 07/01/2027	1,500	1,583		5.25%, 01/15/2039	2,000		2,082
Kent Hospital Finance Authority				New York City Water & Sewer System
5.50%, 01/15/2047	500	536		5.00%, 06/15/2044	2,000		2,047
Lansing Board of Water & Light				New York Liberty Development Corp
5.00%, 07/01/2037	850	878		5.00%, 11/15/2031	1,000		1,024
		$2,997		5.00%, 09/15/2040	1,000		1,025
				5.25%, 10/01/2035	1,320		1,367
Minnesota - 0.75%				New York State Dormitory Authority
City of Minneapolis MN				3.75%, 09/01/2032	550		451
6.75%, 11/15/2032	500	576		New York State Dormitory Authority (credit
City of Minneapolis MN (credit support from				support from ASSURED GTY ST AID
ASSURED GTY)				WITHHLDG)
6.50%, 11/15/2038	1,000	1,152		5.00%, 10/01/2023	2,000		2,208
		$1,728		New York State Thruway Authority
Missouri - 0.52%				5.00%, 03/15/2026	1,480		1,637
Cape Girardeau County Industrial				Tompkins County Development Corp
Development Authority				5.00%, 07/01/2032	1,310		1,239
5.50%, 06/01/2034	1,000	1,044					$18,656
5.63%, 06/01/2027	160	160
		$1,204

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
North Carolina - 0.47%				Texas- 4.90%
City of Raleigh NC Combined Enterprise				Capital Area Cultural Education Facilities
System Revenue				Finance Corp
5.00%, 03/01/2031	$1,000	$1,081		6.13%, 04/01/2045	$1,000		$1,052
				Dallas County Flood Control District No 1
				6.75%, 04/01/2016	130		130
Ohio- 2.58%				Harris County Industrial Development Corp
County of Montgomery OH				5.00%, 02/01/2023	400		425
6.25%, 11/15/2033	1,310	1,411
Ohio Air Quality Development Authority				North Texas Health Facilities Development
				Corp (credit support from AGM)
5.63%, 06/01/2018	1,000	1,124		5.00%, 09/01/2024	1,000		1,060
6.75%, 06/01/2024	2,000	1,724
Ohio Higher Educational Facility				5.00%, 09/01/2032	1,000		1,008
				North Texas Tollway Authority
Commission				5.63%, 01/01/2033	1,000		1,060
6.75%, 01/15/2039	1,000	1,093
Ohio Housing Finance Agency (credit support				5.75%, 01/01/2033	1,000		1,057
from GNMA/FNMA/FHLMC COLL)				Sea Breeze Public Facility Corp
				6.50%, 01/01/2046	100		90
5.20%, 09/01/2029	630	654		Tarrant County Cultural Education Facilities
		$6,006		Finance Corp (credit support from ASSURED
Oklahoma - 0.01%				GTY)
Oklahoma Housing Finance Agency (credit				6.25%, 07/01/2028	1,000		1,105
support from GNMA COLL)				Texas A&M University
8.00%, 08/01/2018	15	15		5.00%, 05/15/2027	1,000		1,104
				Texas Municipal Gas Acquisition & Supply
				Corp III
Oregon - 0.98%				5.00%, 12/15/2032	2,250		2,130
Oregon State Department of Administrative				Texas Transportation Commission
Services				5.00%, 04/01/2020	1,000		1,108
5.25%, 04/01/2026	1,500	1,694					$11,329
Willamalane Park & Recreation District
3.00%, 01/01/2030	700	576		Utah- 0.42%
		$2,270		Utah Housing Corp
Pennsylvania - 2.28%				5.75%, 07/01/2036	940		967
Allegheny County Industrial Development
Authority				Virgin Islands - 0.29%
6.00%, 07/15/2038	1,000	858		Virgin Islands Public Finance Authority
City of Scranton PA				5.00%, 10/01/2025	650		683
7.25%, 09/01/2023	600	549
8.50%, 09/01/2022	700	680		Virginia - 3.58%
Pennsylvania Economic Development				Fairfax County Industrial Development
Financing Authority				Authority
6.00%, 06/01/2031	500	498		5.00%, 05/15/2035(b)	700		711
Pennsylvania Turnpike Commission				5.00%, 05/15/2040(b)	3,651		3,656
0.00%, 12/01/2028(c),(e)	800	747
0.00%, 12/01/2034(c),(e)	500	459		Shops at White Oak Village Community
				Development Authority/The
Pennsylvania Turnpike Commission (credit				5.30%, 03/01/2017	300		318
support from ASSURED GTY)				Virginia Small Business Financing Authority
5.00%, 06/01/2039	1,500	1,521		5.50%, 01/01/2042	3,005		2,774
		$5,312		Washington County Industrial Development
Puerto Rico - 1.76%				Authority/VA
Puerto Rico Sales Tax Financing Corp				7.50%, 07/01/2029	750		851
6.50%, 08/01/2044	4,000	4,089					$8,310
				Washington - 3.31%
South Carolina - 0.45%				FYI Properties
South Carolina Jobs-Economic Development				5.50%, 06/01/2039	1,000		1,050
Authority (credit support from ASSURED				State of Washington
GTY)				6.40%, 06/01/2017	3,000		3,375
5.38%, 02/01/2029	1,000	1,056		Washington Health Care Facilities Authority
				7.38%, 03/01/2038	1,000		1,196
				Washington Health Care Facilities
Tennessee - 0.38%				Authority (credit support from AGM)
Chattanooga Health Educational & Housing				5.50%, 08/15/2038	1,000		1,036
Facility Board				Washington Higher Education Facilities
5.50%, 10/01/2020	375	383		Authority
Shelby County Health Educational & Housing				5.63%, 10/01/2040	1,000		1,017
Facilities Board							$7,674
5.63%, 09/01/2026	500	504
		$887		West Virginia - 0.67%
				County of Ohio WV
				5.85%, 06/01/2034	250		254

See accompanying notes

Schedule of Investments Tax-Exempt Bond Fund July 31, 2013 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)

West Virginia (continued)
West Virginia Hospital Finance Authority
5.50%, 06/01/2034	$1,250	$1,298
		$1,552

Wisconsin - 3.42%
City of Superior WI (credit support from GO
OF CORP)
5.38%, 11/01/2021	750	795
County of Milwaukee WI Airport
Revenue (credit support from AGM)
5.25%, 12/01/2025	4,000	4,255
Public Finance Authority
6.00%, 07/15/2042	500	451
State of Wisconsin (credit support from ST
APPROP)
5.38%, 05/01/2025	1,000	1,145
Wisconsin Health & Educational Facilities
Authority
6.38%, 02/15/2029	500	545
6.63%, 02/15/2039	720	783
		$7,974
TOTAL MUNICIPAL BONDS		$239,597
Total Investments		$240,196
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.83)%
Notes with an interest rate of 0.07% at July 31,	$(11,211)	$(11,211)
2013 and contractual maturity of collateral
from 2016-2020.(f)
Total Net Investments		$228,985
Other Assets in Excess of Liabilities, Net - 1.41%		$3,279
TOTAL NET ASSETS - 100.00%		$232,264

(a)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $599 or 0.26% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c) Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $544 or 0.23% of net assets.
(e)	Variable Rate. Rate shown is in effect at July 31, 2013.
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2013

Portfolio Summary (unaudited)
Sector		Percent
Revenue Bonds		63.69%
Insured		26.01%
General Obligation Unlimited		7.96%
Prerefunded		3.47%
Special Assessment		0.57%
Tax Allocation		0.49%
Special Tax		0.42%
Certificate Participation		0.30%
Government		0.26%
General Obligation Limited		0.25%
Liability For Floating Rate Notes Issued		(4.83)%
Other Assets in Excess of Liabilities, Net		1.41%
TOTAL NET ASSETS		100.00%

See accompanying notes

Glossary to the Schedules of Investments
July 31, 2013 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes

At July 31, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the
Funds were as follows (amounts in thousands):

Unrealized Appreciation		Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost for federal income tax purposes
Bond & Mortgage Securities Fund	$35,174	$(51,844)	$(16,670)	$2,565,612
California Municipal Fund	6,831	(5,908)	923	187,382
Core Plus Bond Fund I	72,807	(67,351)	5,456	3,668,121
Diversified International Fund	680,807	(107,630)	573,177	3,956,953
Equity Income Fund	1,515,475	(85,455)	1,430,020	3,768,862
Global Diversified Income Fund	403,252	(188,635)	214,617	7,743,360
Global Real Estate Securities Fund	108,721	(39,583)	69,138	1,464,401
Government & High Quality Bond Fund	34,592	(45,180)	(10,588)	1,841,777
High Yield Fund	143,024	(106,309)	36,715	3,861,392
High Yield Fund I	45,315	(22,884)	22,431	1,469,508
Income Fund	108,273	(41,662)	66,611	2,321,551
Inflation Protection Fund	9,416	(34,811)	(25,395)	892,602
International Emerging Markets Fund	91,827	(124,332)	(32,505)	1,685,844
International Fund I	70,576	(19,698)	50,878	560,722
LargeCap Blend Fund II	248,352	(8,080)	240,272	869,793
LargeCap Growth Fund	650,314	(17,869)	632,445	2,208,161
LargeCap Growth Fund I	1,502,862	(67,240)	1,435,622	4,803,691
LargeCap Growth Fund II	235,372	(12,054)	223,318	1,078,253
LargeCap S&P 500 Index Fund	1,116,518	(89,583)	1,026,935	2,460,371
LargeCap Value Fund	349,028	(16,930)	332,098	2,149,372
LargeCap Value Fund I	361,528	(33,840)	327,688	1,902,647
LargeCap Value Fund III	162,928	(5,763)	157,165	690,471
MidCap Fund	1,419,652	(41,953)	1,377,699	5,120,126
MidCap Growth Fund	13,549	(736)	12,813	81,700
MidCap Growth Fund III	293,252	(14,069)	279,183	1,312,056
MidCap S&P 400 Index Fund	225,171	(29,809)	195,362	638,440
MidCap Value Fund I	201,115	(18,923)	182,192	1,327,262
MidCap Value Fund III	82,069	(4,837)	77,232	645,606
Money Market Fund	—	—	—	1,153,648
Overseas Fund	317,954	(99,914)	218,040	1,874,035
Principal Capital Appreciation Fund	860,648	(27,592)	833,056	1,331,916
Principal LifeTime 2010 Fund	179,636	(34,989)	144,647	1,524,078
Principal LifeTime 2015 Fund	148,560	(5,115)	143,445	816,515
Principal LifeTime 2020 Fund	840,986	(135,993)	704,993	5,446,046
Principal LifeTime 2025 Fund	224,082	(8,325)	215,757	1,127,409
Principal LifeTime 2030 Fund	974,953	(133,612)	841,341	5,083,344
Principal LifeTime 2035 Fund	168,525	(3,997)	164,528	757,872
Principal LifeTime 2040 Fund	678,736	(76,262)	602,474	3,108,386
Principal LifeTime 2045 Fund	88,302	(2,097)	86,205	416,382
Principal LifeTime 2050 Fund	313,382	(33,010)	280,372	1,441,764
Principal LifeTime 2055 Fund	14,895	(504)	14,391	82,262
Principal LifeTime 2060 Fund	16	(6)	10	497
Principal LifeTime Strategic Income Fund	59,660	(8,954)	50,706	726,634
Real Estate Securities Fund	329,243	(15,608)	313,635	1,098,139
SAM Balanced Portfolio	814,686	(9,587)	805,099	3,505,859
SAM Conservative Balanced Portfolio	180,471	(5,281)	175,190	1,218,708
SAM Conservative Growth Portfolio	662,695	(6,618)	656,077	2,220,496
SAM Flexible Income Portfolio	161,299	(11,176)	150,123	1,609,279
SAM Strategic Growth Portfolio	447,667	(6,459)	441,208	1,352,113
Short-Term Income Fund	26,563	(8,323)	18,240	1,724,877
SmallCap Blend Fund	97,688	(5,474)	92,214	353,586
SmallCap Growth Fund I	418,476	(19,306)	399,170	1,414,291
SmallCap Growth Fund II	47,250	(3,688)	43,562	143,582
SmallCap S&P 600 Index Fund	220,845	(34,510)	186,335	618,831
SmallCap Value Fund II	292,897	(51,955)	240,942	1,112,009
Tax-Exempt Bond Fund	12,004	(7,084)	4,920	224,074

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Bond & Mortgage Securities Fund, California Municipal Fund, Core Plus Bond Fund I, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Below is a table which provides quantitative information about funds with a significant Level 3 balance at the end of the period and the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

Fund	Asset Type	Fair Value at 07/31/2013	Valuation Technique	Unobservable input	Input Values (s)
Government
& High
Quality Bond
Fund	Bonds	$20,068	Third Party Vendor	Broker Quote	$99.85 – 101.93

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of July 31, 2013, there were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. In addition, there were no transfers between Levels 1 and 2.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Funds' securities carried at value (amounts shown in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	$—	$1,344,199	$8,084	$1,352,283
Common Stocks*	—	—	—	—
Preferred Stocks
Financial	6,901	1,238	—	8,139
Repurchase Agreements	—	42,556	—	42,556
Senior Floating Rate Interests	—	82,807	—	82,807
U.S. Government & Government Agency Obligations	—	1,063,157	—	1,063,157
Total investments in securities $	6,901	$2,533,957	$8,084	$2,548,942
Assets
Credit Contracts**
Credit Default Swaps	$—	$73	$—	$73
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$14	$—	$14
Interest Rate Contracts**
Interest Rate Swaps	$—	$1,891	$—	$1,891
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(1,801)	$—	$(1,801)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(25)	$—	$(25)

California Municipal Fund
Municipal Bonds	$—	$199,878	$—	$199,878
Total investments in securities $	—	$199,878	$—	$199,878

Core Plus Bond Fund I
Bonds	$—	$920,304	$8,631	$928,935
Convertible Preferred Stocks
Financial	6,746	—	—	6,746
Municipal Bonds	—	208,561	—	208,561
Preferred Stocks
Financial	—	10,445	—	10,445
Repurchase Agreements	—	105,000	—	105,000
Senior Floating Rate Interests	—	913	—	913
U.S. Government & Government Agency Obligations	—	2,412,977	—	2,412,977
Total investments in securities $	6,746	$3,658,200	$8,631	$3,673,577
Assets
Credit Contracts**
Credit Default Swaps	$—	$1,360	$—	$1,360
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$2,319	$—	$2,319
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$25,598	$—	$25,598
Futures	$171	$—	$—	$171
Interest Rate Swaps	$—	$322	$—	$322
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(125)	$—	$(125)
Credit Default Swaptions	$—	$(13)	$—	$(13)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(7,092)	$—	$(7,092)
Options	$—	$(13)	$—	$(13)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(3,998)	$—	$(3,998)
Futures	$(6,699)	$—	$—	$(6,699)
Interest Rate Floor	$—	$(16)	$—	$(16)
Interest Rate Swaps	$—	$(585)	$—	$(585)
Interest Rate Swaptions	$—	$(5,921)	$—	$(5,921)
Options	$(719)	$—	$—	$(719)

Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Fund
Common Stocks
Basic Materials		$50,717	$232,921	$—	$283,638
Communications		23,534	394,656	—	418,190
Consumer, Cyclical		84,340	652,871	—	737,211
Consumer, Non-cyclical		49,509	747,599	—	797,108
Diversified		5,764	6,286	—	12,050
Energy		126,272	178,637	—	304,909
Financial		128,244	1,084,087	—	1,212,331
Industrial		81,195	340,829	—	422,024
Technology		13,314	149,958	—	163,272
Utilities		11,795	77,673	—	89,468
Preferred Stocks
Basic Materials		—	6,278	—	6,278
Communications		—	5,430	—	5,430
Consumer, Non-cyclical		—	1,525	—	1,525
Financial		—	13,444	—	13,444
Repurchase Agreements		—	63,380	—	63,380
	Total investments in securities $	574,684	$3,955,574	$—	$4,530,258

Equity Income Fund
Common Stocks*		$5,048,854	$—	$—	$5,048,854
Repurchase Agreements		—	150,028	—	150,028
	Total investments in securities $	5,048,854	$150,028	$—	$5,198,882

Global Diversified Income Fund
Bonds		$—	$4,131,456	$54,267	$4,185,723
Common Stocks
Basic Materials		18,420	18,468	—	36,888
Communications		232,107	59,631	5,801	297,539
Consumer, Cyclical		49,442	20,232	1,807	71,481
Consumer, Non-cyclical		111,278	31,118	—	142,396
Diversified		—	3,965	—	3,965
Energy		633,675	41,891	—	675,566
Financial		301,112	239,052	—	540,164
Industrial		50,418	52,278	87	102,783
Technology		44,062	—	—	44,062
Utilities		568,844	49,915	—	618,759
Convertible Bonds		—	69	—	69
Convertible Preferred Stocks		3,585	—	—	3,585
Credit Linked Structured Notes		—	14,821	4,223	19,044
Preferred Stocks
Communications		34,662	12,222	—	46,884
Financial		270,501	51,837	—	322,338
Government		—	10,197	—	10,197
Industrial		971	—	214	1,185
Utilities		30,403	—	—	30,403
Repurchase Agreements		—	77,816	—	77,816
Senior Floating Rate Interests		—	724,486	2,644	727,130
	Total investments in securities $	2,349,480	$5,539,454	$69,043	$7,957,977
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$628	$—	$628
Liabilities
Equity Contracts**
Options		$(38,245)	$—	$—	$(38,245)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(847)	$—	$(847)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$—	$23,894	$—	$23,894
Consumer, Non-cyclical	8,147	—	—	8,147
Diversified	—	26,265	—	26,265
Financial	790,707	684,526	—	1,475,233
Total investments in securities $	798,854	$734,685	$—	$1,533,539

Government & High Quality Bond Fund
Bonds	$—	$579,821	$20,068	$599,889
Repurchase Agreements	—	12,980	—	12,980
U.S. Government & Government Agency Obligations	—	1,218,320	—	1,218,320
Total investments in securities $	—	$1,811,121	$20,068	$1,831,189

High Yield Fund
Bonds	$—	$3,148,213	$31,796	$3,180,009
Common Stocks*	1	—	—	1
Convertible Bonds	—	—	3,678	3,678
Preferred Stocks
Financial	—	38,632	—	38,632
Repurchase Agreements	—	368,062	—	368,062
Senior Floating Rate Interests	—	307,725	—	307,725
Total investments in securities $	1	$3,862,632	$35,474	$3,898,107
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(636)	$—	$(636)

High Yield Fund I
Bonds	$—	$1,338,268	$3,714	$1,341,982
Common Stocks
Basic Materials	12	—	1,290	1,302
Consumer, Cyclical	1,279	120	—	1,399
Consumer, Non-cyclical	—	—	—	—
Financial	377	—	167	544
Industrial	376	—	262	638
Utilities	1,563	—	—	1,563
Convertible Bonds	—	—	757	757
Convertible Preferred Stocks	1,940	—	—	1,940
Preferred Stocks
Consumer, Non-cyclical	—	—	—	—
Financial	571	9,692	—	10,263
Industrial	—	—	—	—
Repurchase Agreements	—	30,782	—	30,782
Senior Floating Rate Interests	—	100,769	—	100,769
Total investments in securities $	6,118	$1,452,631	$6,190	$1,491,939
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$15	$—	$15

Income Fund
Bonds	$—	$1,707,078	$10,992	$1,718,070
Common Stocks
Financial	—	—		6
Industrial	—	—	—	—
Technology	—	—	—	—
Convertible Bonds	—	31,839	—	31,839
Repurchase Agreements	—	70,910	—	70,910
Senior Floating Rate Interests	—	15,418	—	15,418
U.S. Government & Government Agency Obligations	—	551,919	—	551,919
Total investments in securities $	—	$2,377,164	$10,998	$2,388,162

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Inflation Protection Fund
Bonds	$—	$39,260	$—	$39,260
U.S. Government & Government Agency Obligations	—	827,356	—	827,356
Purchased Interest Rate Swaptions	—	591	—	591
Total investments in securities $	—	$867,207	$—	$867,207
Assets
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$19	$—	$19
Futures	$979	$—	$—	$979
Interest Rate Swaps	$—	$1,438	$—	$1,438
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(3)	$—	$(3)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(197)	$—	$(197)
Futures	$(129)	$—	$—	$(129)
Interest Rate Swaps	$—	$(525)	$—	$(525)
Interest Rate Swaptions	$—	$(1,775)	$—	$(1,775)

International Emerging Markets Fund
Common Stocks
Basic Materials	$31,899	$66,965	$—	$98,864
Communications	49,539	190,985	—	240,524
Consumer, Cyclical	3,088	134,097	—	137,185
Consumer, Non-cyclical	109,017	60,387	—	169,404
Diversified	10,410	12,387	—	22,797
Energy	95,689	112,098	—	207,787
Financial	91,464	297,419	—	388,883
Industrial	4,984	80,862	—	85,846
Technology	—	158,645	—	158,645
Utilities	8,256	57,239	—	65,495
Preferred Stocks
Basic Materials	—	13,537	—	13,537
Communications	—	10,600	—	10,600
Financial	—	26,920	—	26,920
Repurchase Agreements	—	26,852	—	26,852
Total investments in securities $	404,346	$1,248,993	$—	$1,653,339

International Fund I
Common Stocks
Basic Materials	$—	$43,121	$—	$43,121
Communications	7,341	34,184	—	41,525
Consumer, Cyclical	—	62,881	—	62,881
Consumer, Non-cyclical	1,119	136,231	—	137,350
Diversified	6,936	7,689	—	14,625
Energy	5,551	31,446	—	36,997
Financial	18,954	133,490	—	152,444
Industrial	5,527	75,699	—	81,226
Technology	7,273	10,687	—	17,960
Utilities	—	12,659	—	12,659
Preferred Stocks
Communications	—	42	—	42
Consumer, Cyclical	—	1,596	—	1,596
Consumer, Non-cyclical	—	150	—	150
Energy	—	26	—	26
Repurchase Agreements	—	8,998	—	8,998
Total investments in securities $	52,701	$558,899	$—	$611,600
Assets
Equity Contracts**
Futures	$438	$—	$—	$438

Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Blend Fund II
Common Stocks*		$1,089,713	$—	$—	$1,089,713
Repurchase Agreements		—	20,352	—	20,352
	Total investments in securities $	1,089,713	$20,352	$—	$1,110,065
Liabilities
Equity Contracts**
Futures		$(122)	$—	$—	$(122)

LargeCap Growth Fund
Common Stocks*		$2,766,727	$—	$—	$2,766,727
Repurchase Agreements		—	73,879	—	73,879
	Total investments in securities $	2,766,727	$73,879	$—	$2,840,606

LargeCap Growth Fund I
Common Stocks*		$6,051,166	$—	$—	$6,051,166
Repurchase Agreements		—	188,147	—	188,147
	Total investments in securities $	6,051,166	$188,147	$—	$6,239,313
Assets
Equity Contracts**
Futures		$4,967	$—	$—	$4,967

LargeCap Growth Fund II
Common Stocks*		$1,269,119	$—	$—	$1,269,119
Repurchase Agreements		—	32,452	—	32,452
	Total investments in securities $	1,269,119	$32,452	$—	$1,301,571

Assets
Equity Contracts**
Futures		$942	$—	$—	$942

LargeCap S&P 500 Index Fund
Common Stocks*		$3,412,981	$—	$—	$3,412,981
Repurchase Agreements		—	74,325	—	74,325
	Total investments in securities $	3,412,981	$74,325	$—	$3,487,306
Assets
Equity Contracts**
Futures		$1,561	$—	$—	$1,561

LargeCap Value Fund
Common Stocks*		$2,460,144	$—	$—	$2,460,144
Repurchase Agreements		—	21,326	—	21,326
	Total investments in securities $	2,460,144	$21,326	$—	$2,481,470
Assets
Equity Contracts**
Futures		$385	$—	$—	$385

LargeCap Value Fund I
Common Stocks*		$2,136,067	$—	$—	$2,136,067
Repurchase Agreements		—	94,268	—	94,268
	Total investments in securities $	2,136,067	$94,268	$—	$2,230,335
Assets
Equity Contracts**
Futures		$1,137	$—	$—	$1,137

Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Value Fund III
Common Stocks*		$821,198	$—	$—	$821,198
Repurchase Agreements		—	26,438	—	26,438
	Total investments in securities $	821,198	$26,438	$—	$847,636
Assets
Equity Contracts**
Futures		$796	$—	$—	$796

MidCap Fund
Common Stocks*		$6,425,108	$—	$—	$6,425,108
Repurchase Agreements		—	72,717	—	72,717
	Total investments in securities $	6,425,108	$72,717	$—	$6,497,825

MidCap Growth Fund
Common Stocks*		$92,945	$—	$—	$92,945
Repurchase Agreements		—	1,568	—	1,568
	Total investments in securities $	92,945	$1,568	$—	$94,513

MidCap Growth Fund III
Common Stocks*		$1,535,321	$—	$—	$1,535,321
Repurchase Agreements		—	55,918	—	55,918
	Total investments in securities $	1,535,321	$55,918	$—	$1,591,239
Assets
Equity Contracts**
Futures		$118	$—	$—	$118

MidCap S&P 400 Index Fund
Common Stocks*		$818,001	$—	$—	$818,001
Repurchase Agreements		—	15,801	—	15,801
	Total investments in securities $	818,001	$15,801	$—	$833,802
Assets
Equity Contracts**
Futures		$272	$—	$—	$272

MidCap Value Fund I
Common Stocks*		$1,440,092	$—	$—	$1,440,092
Repurchase Agreements		—	69,362	—	69,362
	Total investments in securities $	1,440,092	$69,362	$—	$1,509,454
Assets
Equity Contracts**
Futures		$2,420	$—	$—	$2,420

MidCap Value Fund III
Common Stocks*		$682,738	$—	$—	$682,738
Repurchase Agreements		—	40,100	—	40,100
	Total investments in securities $	682,738	$40,100	$—	$722,838
Assets
Equity Contracts**
Futures		$1,546	$—	$—	$1,546

Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Money Market Fund
Bonds		$—	$142,257	$—	$142,257
Certificate of Deposit		—	18,800	—	18,800
Commercial Paper		—	781,476	—	781,476
Investment Companies		45,325	—	—	45,325
Municipal Bonds		—	56,000	—	56,000
Repurchase Agreements		—	109,790	—	109,790
	Total investments in securities $	45,325	$1,108,323	$—	$1,153,648

Overseas Fund
Common Stocks
Basic Materials		$—	$173,721	$—	$173,721
Communications		—	137,914	—	137,914
Consumer, Cyclical		15,688	201,390	—	217,078
Consumer, Non-cyclical		18,423	296,491	—	314,914
Diversified		—	7,625	—	7,625
Energy		40,000	189,052	—	229,052
Financial		—	528,182	—	528,182
Industrial		22,988	267,451	—	290,439
Technology		—	52,259	—	52,259
Utilities		—	87,485	—	87,485
Preferred Stocks
Communications		—	100	—	100
Consumer, Cyclical		—	2,401	—	2,401
Utilities		—	75	—	75
Repurchase Agreements		—	50,830	—	50,830
	Total investments in securities $	97,099	$1,994,976	$—	$2,092,075
Assets
Equity Contracts**
Futures		$1,599	$—	$—	$1,599

Principal Capital Appreciation Fund
Common Stocks*		$2,119,743	$—	$—	$2,119,743
Repurchase Agreements		—	45,229	—	45,229
	Total investments in securities $	2,119,743	$45,229	$—	$2,164,972

Principal LifeTime 2010 Fund
Investment Companies		$1,668,725	$—	$—	$1,668,725
	Total investments in securities $	1,668,725	$—	$—	$1,668,725

Principal LifeTime 2015 Fund
Investment Companies		$959,960	$—	$—	$959,960
	Total investments in securities $	959,960	$—	$—	$959,960

Principal LifeTime 2020 Fund
Investment Companies		$6,151,039	$—	$—	$6,151,039
	Total investments in securities $	6,151,039	$—	$—	$6,151,039

Principal LifeTime 2025 Fund
Investment Companies		$1,343,166	$—	$—	$1,343,166
	Total investments in securities $	1,343,166	$—	$—	$1,343,166

Principal LifeTime 2030 Fund
Investment Companies		$5,924,685	$—	$—	$5,924,685
	Total investments in securities $	5,924,685	$—	$—	$5,924,685

Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2035 Fund
Investment Companies		$922,400	$—	$—	$922,400
	Total investments in securities $	922,400	$—	$—	$922,400

Principal LifeTime 2040 Fund
Investment Companies		$3,710,860	$—	$—	$3,710,860
	Total investments in securities $	3,710,860	$—	$—	$3,710,860

Principal LifeTime 2045 Fund
Investment Companies		$502,587	$—	$—	$502,587
	Total investments in securities $	502,587	$—	$—	$502,587

Principal LifeTime 2050 Fund
Investment Companies		$1,722,136	$—	$—	$1,722,136
	Total investments in securities $	1,722,136	$—	$—	$1,722,136

Principal LifeTime 2055 Fund
Investment Companies		$96,653	$—	$—	$96,653
	Total investments in securities $	96,653	$—	$—	$96,653

Principal LifeTime 2060 Fund
Investment Companies		$507	$—	$—	$507
	Total investments in securities $	507	$—	$—	$507

Principal LifeTime Strategic Income Fund
Investment Companies		$777,340	$—	$—	$777,340
	Total investments in securities $	777,340	$—	$—	$777,340

Real Estate Securities Fund
Common Stocks*		$1,403,765	$—	$—	$1,403,765
Repurchase Agreements		—	8,009	—	8,009
	Total investments in securities $	1,403,765	$8,009	$—	$1,411,774

SAM Balanced Portfolio
Investment Companies		$4,310,958	$—	$—	$4,310,958
	Total investments in securities $	4,310,958	$—	$—	$4,310,958

SAM Conservative Balanced Portfolio
Investment Companies		$1,393,898	$—	$—	$1,393,898
	Total investments in securities $	1,393,898	$—	$—	$1,393,898

SAM Conservative Growth Portfolio
Investment Companies		$2,876,573	$—	$—	$2,876,573
	Total investments in securities $	2,876,573	$—	$—	$2,876,573

SAM Flexible Income Portfolio
Investment Companies		$1,759,402	$—	$—	$1,759,402
	Total investments in securities $	1,759,402	$—	$—	$1,759,402

SAM Strategic Growth Portfolio
Investment Companies		$1,793,321	$—	$—	$1,793,321
	Total investments in securities $	1,793,321	$—	$—	$1,793,321

Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Short-Term Income Fund
Bonds		$—	$1,706,568	$—	$1,706,568
Repurchase Agreements		—	32,753	—	32,753
U.S. Government & Government Agency Obligations		—	3,796	—	3,796
	Total investments in securities $	—	$1,743,117	$—	$1,743,117

SmallCap Blend Fund
Common Stocks
Basic Materials		$8,929	$—	$—	$8,929
Communications		24,234	—	—	24,234
Consumer, Cyclical		66,291	—	—	66,291
Consumer, Non-cyclical		80,842	132	—	80,974
Energy		31,031	—	—	31,031
Financial		89,081	—	—	89,081
Industrial		61,670	—	—	61,670
Technology		49,376	—	—	49,376
Utilities		16,602	—	—	16,602
Repurchase Agreements		—	17,612	—	17,612
	Total investments in securities $	428,056	$17,744	$—	$445,800
Assets
Equity Contracts**
Futures		$783	$—	$—	$783

SmallCap Growth Fund I
Common Stocks*		$1,698,716	$—	$—	$1,698,716
Repurchase Agreements		—	114,745	—	114,745
	Total investments in securities $	1,698,716	$114,745	$—	$1,813,461
Assets
Equity Contracts**
Futures		$4,990	$—	$—	$4,990

SmallCap Growth Fund II
Common Stocks*		$173,828	$—	$—	$173,828
Repurchase Agreements		—	13,316	—	13,316
	Total investments in securities $	173,828	$13,316	$—	$187,144
Assets
Equity Contracts**
Futures		$503	$—	$—	$503

SmallCap S&P 600 Index Fund
Common Stocks*		$786,916	$—	$—	$786,916
Repurchase Agreements		—	18,250	—	18,250
	Total investments in securities $	786,916	$18,250	$—	$805,166
Assets
Equity Contracts**
Futures		$162	$—	$—	$162

Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Value Fund II
Common Stocks
Basic Materials		$50,604	$—	$—	$50,604
Communications		47,302	—	—	47,302
Consumer, Cyclical		186,584	—	—	186,584
Consumer, Non-cyclical		183,950	—	43	183,993
Diversified		963	—	—	963
Energy		87,012	—	—	87,012
Financial		388,182	—	3	388,185
Industrial		197,374	—	11	197,385
Technology		122,040	—	—	122,040
Utilities		26,770	—	—	26,770
Repurchase Agreements		—	62,113	—	62,113
	Total investments in securities $	1,290,781	$62,113	$57	$1,352,951
Assets
Equity Contracts**
Futures		$2,458	$—	$—	$2,458

Tax-Exempt Bond Fund
Bonds		$—	$—	$599	$599
Municipal Bonds		—	239,597	—	239,597
	Total investments in securities $	—	$239,597	$599	$240,196

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Futures, foreign currency contracts, and swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Accounts' have used Level 3 inputs to determine fair value are as follows (amounts shown in thousands):

Account	Value October 31, 2012	Realized Gain/(Loss)	Accrued Discounts/Premiums and Change in Unrealized Gain/(Loss)			Purchases	Proceeds from Sales	Transfers into Level 3*	Transfers Out of Level 3 **	Value July 31, 2013	Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at July 31, 2013
Government & High Quality Bond Fund
Bonds	$20,236	$	- $	(165	) $	13,180	$-	$-	$(13,183)	$20,068	$(163)
Total	$20,236	$	- $	(165	) $	13,180	$-	$-	$(13,183)	$20,068	$(163)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Funds' Schedules of Investments as of July 31, 2013 have not been audited. This report is provided for the general information of the Funds' shareholders.

For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 09/18/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 09/18/2013

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 09/18/2013